UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22811

Bridge Builder Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
 (Name and address of agent for service)

414-287-3700
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Bridge Builder Core Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 97.36%
Asset-Backed Obligations - 9.79%
ABFC 2005-AQ1 Trust
4.91%, 06/25/2035	$724,352	$740,231
ABFC 2006-OPT1 Trust
0.58%, 09/25/2036	5,573,359	4,934,793
Academic Loan Funding Trust 2012-1
1.23%, 12/27/2022 (Acquired 10/28/2013, Cost $839,406) (2)	836,468	831,142
Academic Loan Funding Trust 2013-1
1.23%, 12/26/2044 (Acquired 11/15/2013, Cost $1,330,799) (2)	1,339,694	1,317,258
Accredited Mortgage Loan Trust 2006-2
0.58%, 09/25/2036	1,085,860	1,071,572
Ally Auto Receivables Trust 2014-SN2
1.03%, 09/20/2017	991,000	990,291
Ally Auto Receivables Trust 2015-2
1.49%, 11/15/2019	997,000	999,526
1.84%, 06/15/2020	2,078,000	2,095,811
Ally Auto Receivables Trust 2015-SN1
0.93%, 06/20/2017	1,644,480	1,644,084
1.21%, 12/20/2017	915,000	914,996
American Credit Acceptance Receivables Trust 2014-2
2.26%, 03/10/2020 (Acquired 04/15/2014, Cost $687,335) (2)	687,367	687,371
American Credit Acceptance Receivables Trust 2014-3
2.43%, 06/10/2020 (Acquired 01/28/2015, Cost $500,351) (2)	500,000	497,888
American Credit Acceptance Receivables Trust 2014-4
1.33%, 07/10/2018 (Acquired 11/19/2014, Cost $202,691) (2)	202,698	202,466
American Credit Acceptance Receivables Trust 2015-1
1.43%, 08/12/2019 (Acquired 03/11/2015, Cost $832,978) (2)	833,016	831,324
American Credit Acceptance Receivables Trust 2015-2
1.57%, 06/12/2019 (Acquired 06/17/2015, Cost $1,282,800) (2)	1,282,800	1,282,121
4.32%, 05/12/2021 (Acquired 06/17/2015, Cost $979,862) (2)	980,000	962,389
American Express Credit Account Master Trust 2013-1
1.14%, 02/16/2021	5,250,000	5,241,710
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (Acquired 07/16/2015, Cost $2,005,109) (2)	1,953,677	2,034,911
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,433) (2)	300,000	307,677
6.23%, 10/17/2036 (Acquired 09/10/2014, Cost $1,087,006) (2)	1,000,000	988,789
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (Acquired 04/06/2015, Cost $617,898) (2)	600,000	591,846
6.42%, 12/17/2036 (Acquired 04/01/2015 through 04/22/2015, Cost $1,102,507) (2)	1,000,000	990,555
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052 (Acquired 04/01/2015 through 04/13/2015, Cost $2,249,289) (2)	2,212,980	2,251,790
5.64%, 04/17/2052 (Acquired 04/01/2015 through 04/22/2015, Cost $1,451,166) (2)	1,400,000	1,332,106
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (Acquired 09/14/2015, Cost $1,744,009) (2)	1,737,783	1,799,955
AmeriCredit Automobile Receivables 2015-4
1.19%, 04/08/2019	16,463,000	16,474,175
1.70%, 07/08/2020	2,778,000	2,784,625
AmeriCredit Automobile Receivables 2016-1
1.19%, 06/10/2019	5,252,000	5,255,130
2.89%, 01/10/2022	1,870,000	1,887,461
AmeriCredit Automobile Receivables Trust 2013-4
0.96%, 04/09/2018	462,363	462,266
AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	857,392	856,622
AmeriCredit Automobile Receivables Trust 2014-1
0.90%, 02/08/2019	2,337,944	2,333,484
AmeriCredit Automobile Receivables Trust 2014-3
1.92%, 11/08/2019	463,000	464,177
AmeriCredit Automobile Receivables Trust 2015-2
0.83%, 09/10/2018	1,177,141	1,175,007
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2003-13
4.99%, 01/25/2034	5,814	5,860
Apidos CLO IX
1.92%, 07/15/2023 (Acquired 3/27/2015, Cost $3,000,000) (2)	3,000,000	2,987,163
Argent Securities, Inc.
1.58%, 03/25/2034	3,570,651	3,344,277
Argent Securities, Inc. Asset Back Pass Thr Certs Ser 2004-W5
1.48%, 04/25/2034	3,667,317	3,272,597
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
0.77%, 11/25/2035	5,596,748	5,409,168
ARLP Securitization Trust Series 2015-1
3.97%, 05/25/2055 (Acquired 06/26/2015, Cost $3,170,925) (2)	3,179,156	3,105,082
Asset Backed Securities Corp. Home Equity Loan Trust Series 2002-HE3
2.76%, 10/15/2032	546,906	545,116
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
1.11%, 11/25/2033	1,862,969	1,745,787
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6
1.15%, 09/25/2034	5,384,258	5,322,132
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
0.60%, 03/25/2036	4,459,616	4,156,229
Asset-Backed Pass-Through Certificates Series 2004-R2
1.22%, 04/25/2034	569,349	558,510
Atlas Senior Loan Fund IV Ltd
2.12%, 02/17/2026 (Acquired 12/13/2013, Cost $15,214,270) (2)	15,250,000	15,105,704
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,885,607) (2)	4,900,000	4,855,997
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,305,898) (2)	10,300,000	10,300,187
2.50%, 07/20/2021 (Acquired 01/22/2015, Cost $11,998,600) (2)	12,000,000	11,941,813
2.63%, 12/20/2021 (Acquired 05/20/2015, Cost $7,798,766) (2)	7,800,000	7,752,950
AXIS Equipment Finance Receivables II LLC
1.75%, 03/20/2017 (Acquired 11/13/2013, Cost $80,057) (2)	80,057	80,051
Axis Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (Acquired 04/16/2015, Cost $1,519,584) (2)	1,519,637	1,516,498
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (Acquired 04/07/2015, Cost $1,302,541) (2)	1,302,572	1,265,079
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (Acquired 11/10/2015, Cost $3,006,702) (2)	3,006,721	3,070,500
BA Credit Card Trust
1.36%, 09/15/2020	1,304,000	1,308,433
Babson CLO Ltd 2013-I
1.72%, 04/20/2025 (Acquired 02/19/2015, Cost $766,531) (2)	775,000	754,284
Battalion CLO IV Ltd
2.02%, 10/22/2025 (Acquired 02/14/2014, Cost $7,958,307) (2)	8,000,000	7,922,952
Battalion CLO VIII Ltd
2.15%, 04/18/2027 (Acquired 02/27/2015, Cost $1,747,461) (2)	1,750,000	1,735,519
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	259,174	215,692
BCC Funding Corp. X
2.22%, 10/20/2020 (Acquired 06/17/2015, Cost $2,698,994) (2)	2,699,000	2,693,863
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.29%, 08/25/2034	7,536,175	6,889,203
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.33%, 08/25/2034	924,542	864,068
Bear Stearns Asset Backed Securities Trust 2003-2
1.93%, 03/25/2043	5,404,634	5,262,892
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.80%, 04/25/2036	58,895	56,064
Benefit Street Partners CLO VII Ltd
2.15%, 07/18/2027 (Acquired 03/11/2016, Cost $1,976,421) (2)	2,000,000	1,980,160
Blue Elephant Loan Trust 2015-1
3.12%, 12/15/2022 (Acquired 03/17/2015, Cost $1,218,551) (2)	1,218,612	1,214,684
BMW Floorplan Master Owner Trust
0.94%, 07/15/2020 (Acquired 07/15/2015, Cost $8,600,000) (2)	8,600,000	8,603,462
BMW Vehicle Owner Trust 2014-A
0.53%, 04/25/2017	28,796	28,785
0.97%, 11/26/2018	680,000	680,098
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $464,228) (2)	468,212	466,831
Cabela's Credit Card Master Note Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $786,680) (2)	784,000	785,603
California Republic Auto Receivables Trust 2014-2
1.57%, 12/16/2019	188,000	188,133
California Republic Auto Receivables Trust 2014-3
1.09%, 11/15/2018	1,675,602	1,673,984
California Republic Auto Receivables Trust 2015-2
1.31%, 08/15/2019	5,628,000	5,615,075
California Republic Auto Receivables Trust 2015-3
1.62%, 11/15/2019	4,201,000	4,201,106
CAM Mortgage LLC 2015-1
3.50%, 07/15/2064 (Acquired 06/24/2015, Cost $1,843,196) (2)	1,843,196	1,844,849
Capital Auto Receivables Asset Trust 2013-3
1.31%, 12/20/2017	509,228	509,389
Capital Auto Receivables Asset Trust 2013-4
1.09%, 03/20/2018	639,365	638,956
Capital Auto Receivables Asset Trust 2014-2
0.91%, 04/20/2017	53,764	53,746
Capital Auto Receivables Asset Trust 2015-3
1.72%, 01/22/2019	9,725,000	9,751,868
Capital Auto Receivables Asset Trust 2016-1
1.14%, 11/20/2018	5,945,000	5,947,746
Capital One Multi-Asset Execution Trust
0.48%, 07/15/2020	5,005,000	4,985,109
Carfinance Capital Auto Trust 2013-1
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $83,791) (2)	84,148	84,427
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014, Cost $370,787) (2)	370,832	370,496
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,950) (2)	375,000	375,404
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $1,668,446) (2)	1,668,516	1,659,655
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (Acquired 02/18/2015, Cost $3,854,691) (2)	3,872,733	3,854,104
Carlyle Global Market Strategies CLO 2013-1 Ltd
1.92%, 02/14/2025 (Acquired 01/02/2014, Cost $5,057,405) (2)	5,100,000	5,053,468
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd
2.52%, 10/15/2021 (Acquired 05/22/2014, Cost $2,686,667) (1)(2)	2,686,667	2,648,414
CarMax Auto Owner Trust 2013-1
0.60%, 10/16/2017	20,420	20,409
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	159,650	159,503
1.28%, 05/15/2019	275,000	274,659
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	1,779,466	1,776,821
CarMax Auto Owner Trust 2015-2
0.82%, 06/15/2018	1,276,820	1,276,100
CarMax Auto Owner Trust 2015-4
1.56%, 11/16/2020	6,003,000	6,030,487
Carnow Auto Receivables Trust 2014-1
1.89%, 11/15/2018 (Acquired 09/17/2014, Cost $469,348) (2)	469,362	468,777
Carnow Auto Receivables Trust 2015-1
1.69%, 01/15/2020 (Acquired 09/11/2015, Cost $2,353,574) (2)	2,353,574	2,347,492
Carrington Mortgage Loan Trust Series 2006-OPT1
0.61%, 02/25/2036	1,276,542	1,240,917
Catamaran CLO 2014-1 Ltd
2.17%, 04/20/2026 (Acquired 04/02/2014, Cost $5,491,064) (2)	5,500,000	5,445,187
2.42%, 04/20/2026 (Acquired 04/02/2014, Cost $4,366,572) (2)	4,500,000	4,203,482
Catamaran CLO 2014-2 Ltd
2.13%, 10/18/2026 (Acquired 12/17/2014, Cost $991,834) (2)	1,000,000	996,490
Catamaran CLO 2015-1 Ltd
2.17%, 04/22/2027 (Acquired 03/31/2015, Cost $750,000) (2)	750,000	743,528
Chase Funding Trust Series 2003-4
5.42%, 05/25/2033	221,725	228,153
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	577,684	588,197
5.35%, 11/25/2034	339,290	352,575
Chase Issuance Trust
0.90%, 04/15/2019	16,700,000	16,630,857
1.38%, 11/15/2019	5,571,000	5,589,149
Chrysler Capital Auto Receivables Trust 2014-A
0.83%, 09/17/2018 (Acquired 05/15/2015, Cost $405,540) (2)	405,473	405,002
Citi Held For Asset Issuance 2015-PM1
1.85%, 12/15/2021 (Acquired 07/29/2015, Cost $1,527,921) (2)	1,527,933	1,524,863
Citi Held For Asset Issuance 2016-MF1
4.48%, 08/15/2022 (Acquired 02/26/2016, Cost $3,294,242) (2)	3,301,986	3,305,866
6.64%, 08/15/2022 (Acquired 02/26/2016, Cost $3,234,782) (2)	3,250,000	3,235,056
Citigroup Mortgage Loan Trust, Inc.
0.79%, 10/25/2035	5,160,679	5,089,463
Concord Funding Co LLC
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (2)	3,096,000	3,098,836
Conseco Financial Corp
6.22%, 03/01/2030	131,716	138,700
Conseco Financial Corp.
6.40%, 10/15/2018	4,265	4,265
7.05%, 01/15/2019	1,577	1,606
6.24%, 12/01/2028	56,575	59,134
6.18%, 04/01/2030	37,369	39,438
Consumer Credit Origination Loan Trust 2015-1
2.82%, 03/15/2021 (Acquired 02/03/2015 through 02/17/2015, Cost $592,887) (2)	592,910	593,075
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	0	0
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035	87,991	89,404
4.60%, 02/25/2036	728,022	740,473
0.69%, 04/25/2036	957,293	951,660
4.84%, 04/25/2036	295,904	262,694
4.82%, 09/25/2046	133,052	119,721
CPS Auto Receivables Trust 2011-C
4.21%, 03/15/2019 (Acquired 10/28/2013, Cost $151,566) (2)	150,702	150,774
CPS Auto Receivables Trust 2012-A
2.78%, 06/17/2019 (Acquired 10/28/2013, Cost $85,311) (2)	84,973	85,121
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $439,190) (2)	437,407	437,759
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $347,451) (2)	348,033	344,152
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013, Cost $281,726) (2)	281,987	281,854
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013, Cost $1,117,073) (2)	1,118,175	1,115,874
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014, Cost $863,593) (2)	865,019	862,062
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018 (Acquired 06/06/2014, Cost $1,174,005) (2)	1,174,065	1,167,686
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014 through 06/18/2015, Cost $1,872,195) (2)	1,872,550	1,862,358
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,963) (2)	558,000	552,548
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014, Cost $1,776,275) (2)	1,776,299	1,766,259
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,964) (2)	525,000	507,129
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (Acquired 03/19/2015, Cost $1,668,294) (2)	1,668,294	1,656,489
4.00%, 02/16/2021 (Acquired 03/19/2015, Cost $445,938) (2)	446,000	431,827
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (Acquired 06/09/2015, Cost $3,687,979) (2)	3,687,980	3,663,782
4.20%, 05/17/2021 (Acquired 06/09/2015, Cost $1,904,908) (2)	1,905,000	1,889,546
CPS Auto Receivables Trust 2015-C
1.77%, 06/17/2019 (Acquired 09/11/2015, Cost $3,797,784) (2)	3,797,997	3,790,693
4.63%, 08/16/2021 (Acquired 09/11/2015, Cost $1,375,773) (2)	1,376,000	1,380,588
CPS Auto Receivables Trust 2016-A
2.25%, 10/15/2019 (Acquired 01/22/2016, Cost $2,244,832) (2)	2,244,869	2,244,786
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $333,021) (2)	332,632	332,055
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $190,786) (2)	190,725	189,735
Credit Acceptance Auto Loan Trust 2014-1
1.55%, 10/15/2021 (Acquired 01/21/2015, Cost $1,398,638) (2)	1,400,000	1,396,767
Credit Acceptance Auto Loan Trust 2014-2
1.88%, 03/15/2022 (Acquired 09/18/2014, Cost $3,643,764) (2)	3,650,000	3,644,887
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (Acquired 08/12/2015, Cost $2,820,907) (2)	2,821,000	2,816,940
3.76%, 02/15/2024 (Acquired 08/12/2015, Cost $433,999) (2)	434,000	432,144
Credit-Based Asset Servicing and Securitization LLC
4.13%, 12/25/2035	26,134	25,813
CSMC Trust 2006-CF1
0.74%, 11/25/2035 (Acquired 10/28/2013, Cost $395) (2)	399	399
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035	131,706	132,311
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035	181,615	184,530
CWABS Asset-Backed Certificates Trust 2005-11
4.78%, 02/25/2036	777,913	792,697
CWABS Asset-Backed Certificates Trust 2005-17
4.72%, 05/25/2036	2,444	14,133
4.72%, 05/25/2036	62,957	88,089
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.41%, 01/25/2034	34,578	34,571
CWABS, Inc. Asset-Backed Certificates Series 2004-1
1.18%, 03/25/2034	79,202	75,377
1.26%, 03/25/2034	10,897	9,843
0.99%, 04/25/2034	1,112	997
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
1.33%, 10/25/2034	46,688	43,864
1.21%, 11/25/2034	1,426,084	1,378,531
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	40,606	39,962
Discover Card Execution Note Trust
1.64%, 07/15/2021	3,338,000	3,363,064
1.90%, 10/17/2022	3,525,000	3,548,910
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (Acquired 03/12/2015, Cost $1,765,684) (2)	1,766,000	1,752,009
Drive Auto Receivables Trust 2015-B
0.93%, 12/15/2017 (Acquired 07/31/2015, Cost $123,334) (2)	123,411	123,370
2.12%, 06/17/2019 (Acquired 05/20/2015, Cost $1,631,932) (2)	1,632,000	1,632,745
3.84%, 07/15/2021 (Acquired 05/20/2015, Cost $1,920,580) (2)	1,921,000	1,890,499
Drive Auto Receivables Trust 2015-C
1.03%, 02/15/2018 (Acquired 07/15/2015, Cost $214,042) (2)	214,045	213,933
1.11%, 02/15/2018 (Acquired 07/15/2015, Cost $1,046,379) (2)	1,046,379	1,046,125
4.20%, 09/15/2021 (Acquired 07/15/2015, Cost $926,459) (2)	926,471	915,836
Drive Auto Receivables Trust 2015-D
1.23%, 06/15/2018 (Acquired 09/23/2015, Cost $5,374,919) (2)	5,375,038	5,371,739
Drive Auto Receivables Trust 2016-A
1.50%, 03/15/2018 (Acquired 01/21/2016, Cost $3,953,950) (2)	3,954,000	3,954,671
DT Auto Owner Trust 2014-3
0.98%, 04/16/2018 (Acquired 12/03/2014, Cost $351,707) (2)	351,715	351,330
DT Auto Owner Trust 2015-1
1.06%, 09/17/2018 (Acquired 02/18/2015, Cost $644,399) (2)	644,682	644,228
DT Auto Owner Trust 2015-2
1.24%, 09/17/2018 (Acquired 06/10/2015, Cost $1,272,293) (2)	1,272,327	1,271,056
4.25%, 02/15/2022 (Acquired 06/10/2015, Cost $1,355,966) (2)	1,356,000	1,336,759
DT Auto Owner Trust 2015-3
1.66%, 03/15/2019 (Acquired 10/07/2015, Cost $5,087,559) (2)	5,088,116	5,077,445
DT Auto Owner Trust 2016-1
2.00%, 09/16/2019 (Acquired 01/13/2016, Cost $2,996,992) (2)	2,997,063	3,003,678
Exeter Automobile Receivables Trust 2014-1
1.29%, 05/15/2018 (Acquired 01/29/2014, Cost $227,165) (2)	227,175	227,108
Exeter Automobile Receivables Trust 2014-2
1.06%, 08/15/2018 (Acquired 05/20/2014, Cost $638,033) (2)	638,343	637,204
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,967) (2)	335,000	330,676
Exeter Automobile Receivables Trust 2014-3
1.32%, 01/15/2019 (Acquired 10/09/2014, Cost $2,616,291) (2)	2,618,502	2,611,183
2.77%, 11/15/2019 (Acquired 10/09/2014, Cost $666,944) (2)	667,000	659,457
Exeter Automobile Receivables Trust 2015-1
1.60%, 06/17/2019 (Acquired 02/26/2015, Cost $1,314,303) (2)	1,314,351	1,311,937
2.84%, 03/16/2020 (Acquired 02/26/2015, Cost $1,124,819) (2)	1,125,000	1,115,000
Exeter Automobile Receivables Trust 2015-2
1.54%, 11/15/2019 (Acquired 05/12/2015, Cost $1,869,391) (2)	1,869,475	1,862,505
Exeter Automobile Receivables Trust 2016-1
2.35%, 07/15/2020 (Acquired 02/04/2016, Cost $3,313,373) (2)	3,313,645	3,314,102
5.27%, 10/15/2021 (Acquired 02/04/2016, Cost $2,229,854) (2)	2,230,000	2,233,393
Fifth Third Auto Trust 2014-3
0.57%, 05/15/2017	89,185	89,160
0.96%, 03/15/2019	413,000	412,188
First Investors Auto Owner Trust 2013-1
0.90%, 10/15/2018 (Acquired 10/28/2013, Cost $31,513) (2)	31,519	31,510
First Investors Auto Owner Trust 2013-2
1.23%, 03/15/2019 (Acquired 03/17/2015, Cost $297,460) (2)	297,314	297,003
First Investors Auto Owner Trust 2013-3
1.44%, 10/15/2019 (Acquired 11/06/2013, Cost $867,101) (2)	866,274	865,801
First Investors Auto Owner Trust 2014-2
0.86%, 08/15/2018 (Acquired 01/28/2015, Cost $84,654) (2)	84,716	84,659
First Investors Auto Owner Trust 2014-3
1.06%, 11/15/2018 (Acquired 11/07/2014, Cost $218,680) (2)	218,681	218,348
1.67%, 11/16/2020 (Acquired 11/07/2014, Cost $773,946) (2)	776,000	772,548
First Investors Auto Owner Trust 2015-1
1.21%, 04/15/2019 (Acquired 04/16/2015, Cost $1,324,830) (2)	1,324,840	1,322,021
First Investors Auto Owner Trust 2015-2
1.59%, 12/16/2019 (Acquired 08/16/2015, Cost $1,646,917) (2)	1,646,922	1,643,644
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $279,983) (2)	280,000	272,785
First Investors Auto Owner Trust 2016-1
1.92%, 05/15/2020 (Acquired 03/03/2016, Cost $1,160,758) (2)	1,162,381	1,164,018
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (Acquired 04/09/2015, Cost $3,276,005) (2)	3,268,736	3,237,185
3.42%, 03/09/2047 (Acquired 04/09/2015, Cost $1,455,147) (2)	1,442,000	1,451,746
Flagship Credit Auto Trust 2013-1
1.32%, 04/16/2018 (Acquired 10/28/2013, Cost $35,712) (2)	35,726	35,715
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $199,733) (2)	199,733	199,707
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014, Cost $1,353,702) (2)	1,355,905	1,349,788
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,967) (2)	280,000	276,638
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014, Cost $1,295,313) (2)	1,296,490	1,291,180
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,930) (2)	892,000	875,387
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,938) (2)	440,000	415,146
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (Acquired 03/05/2015, Cost $2,123,953) (2)	2,124,113	2,098,621
Flagship Credit Auto Trust 2015-2
1.98%, 10/15/2020 (Acquired 07/29/2015, Cost $1,803,402) (2)	1,803,552	1,800,195
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (Acquired 10/28/2015, Cost $2,003,751) (2)	2,003,757	1,998,771
3.68%, 03/15/2022 (Acquired 10/28/2015, Cost $567,893) (2)	568,000	561,045
4.65%, 03/15/2022 (Acquired 10/28/2015, Cost $566,839) (2)	567,000	536,191
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (Acquired 02/19/2016, Cost $2,484,920) (2)	2,490,624	2,483,794
6.22%, 06/15/2022 (Acquired 02/19/2016, Cost $2,978,579) (2)	3,000,000	2,975,746
Flatiron CLO 2013-1 Ltd
2.02%, 01/17/2026 (Acquired 08/12/2014, Cost $746,262) (2)	750,000	734,813
Ford Credit Auto Lease Trust 2014-B
0.89%, 09/15/2017	1,288,413	1,288,131
1.10%, 11/15/2017	550,000	549,941
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	733,881	733,358
Ford Credit Auto Owner Trust 2014-C
0.61%, 08/15/2017	201,940	201,885
1.06%, 05/15/2019	1,040,000	1,039,562
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (Acquired 10/07/2014, Cost $6,862,058) (2)	6,820,000	6,881,641
Ford Credit Auto Owner Trust 2015-A
0.81%, 01/15/2018	940,552	940,096
1.28%, 09/15/2019	942,000	943,722
Ford Credit Auto Owner Trust 2015-C
1.74%, 02/15/2021	3,338,000	3,366,310
Ford Credit Auto Owner Trust 2016-A
1.60%, 06/15/2021	2,514,000	2,521,275
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (Acquired 02/23/2016, Cost $11,396,092) (2)	11,398,000	11,403,487
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,899,078) (2)	4,900,000	4,964,238
Freedom Trust 2011-2
5.00%, 08/01/2046 (Acquired 10/28/2013 through 06/25/2014, Cost $105,997) (2)	103,975	104,179
Fremont Home Loan Trust 2004-2
1.29%, 07/25/2034	1,229,294	1,049,124
FRT 2013-1 Trust
5.00%, 10/25/2033 (Acquired 01/08/2014, Cost $775,468) (1)(2)	788,934	777,268
Galaxy XVIII CLO Ltd
2.09%, 10/15/2026 (Acquired 07/11/2014, Cost $2,250,000) (2)	2,250,000	2,232,014
GCAT 2015-2
3.75%, 07/25/2020 (Acquired 07/22/2015 through 07/27/2015, Cost $2,894,306) (2)	2,896,417	2,882,254
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	139	140
6.71%, 04/25/2029	50,126	43,561
GE Dealer Floorplan Master Note Trust
0.93%, 01/20/2020	5,300,000	5,281,392
GE Mortgage Services LLC
6.74%, 12/25/2028	8	6
GLC II Trust 2013-1
4.00%, 12/18/2020 (Acquired 12/23/2014, Cost $1,650,035) (2)	1,650,035	1,644,069
GLC Trust 2013-1
3.00%, 07/15/2021 (Acquired 07/01/2014, Cost $1,477,617) (2)	1,484,526	1,432,568
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020 (Acquired 06/26/2015, Cost $2,148,505) (2)	2,148,505	2,136,664
4.43%, 12/15/2020 (Acquired 06/26/2015, Cost $953,965) (2)	954,000	945,992
GM Financial Automobile Leasing Trust 2015-1
1.10%, 12/20/2017	2,514,545	2,513,256
1.53%, 09/20/2018	1,198,000	1,199,162
1.73%, 06/20/2019	502,000	503,416
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/06/2013, Cost $856,799) (2)	856,217	855,321
GMF Floorplan Owner Revolving Trust
0.94%, 05/15/2020 (Acquired 05/13/2015, Cost $4,600,000) (2)	4,600,000	4,564,657
GO Financial Auto Securitization Trust 2015-1
1.81%, 03/15/2018 (Acquired 03/18/2015, Cost $1,077,034) (2)	1,077,055	1,075,991
3.59%, 10/15/2020 (Acquired 05/19/2015, Cost $994,961) (2)	995,000	991,824
GO Financial Auto Securitization Trust 2015-2
3.27%, 11/15/2018 (Acquired 11/19/2015, Cost $2,616,857) (2)	2,616,857	2,601,353
4.80%, 08/17/2020 (Acquired 11/19/2015, Cost $1,872,809) (2)	1,873,000	1,835,532
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $1,360,519) (2)	1,360,763	1,349,501
Gramercy Park CLO Ltd
1.92%, 07/17/2023 (Acquired 07/10/2014, Cost $1,125,000) (2)	1,125,000	1,119,380
GSAA Trust
0.75%, 03/25/2035	8,898,308	8,677,872
0.70%, 06/25/2035	1,310,133	1,257,710
GSAMP Trust 2005-WMC2
0.74%, 11/25/2035	4,230,542	4,088,085
Hertz Vehicle Financing II LP
2.67%, 09/25/2021 (Acquired 09/30/2015, Cost $7,998,240) (2)	8,000,000	7,991,986
Hertz Vehicle Financing LLC 2016-1
2.32%, 03/25/2020 (Acquired 02/04/2016, Cost $8,697,997) (2)	8,700,000	8,700,271
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.63%, 03/25/2036	75,205	67,142
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	723,936	722,795
Honda Auto Receivables 2015-1 Owner Trust
0.70%, 06/15/2017	325,114	325,021
Honda Auto Receivables 2015-3 Owner Trust
1.56%, 10/18/2021	1,936,000	1,946,279
Honda Auto Receivables 2016-1 Owner Trust
1.22%, 12/18/2019	4,808,000	4,804,312
HSBC Home Equity Loan Trust USA 2007-1
0.63%, 03/20/2036	25,177	25,069
HSBC Home Equity Loan Trust USA 2007-3
1.63%, 11/20/2036	368,963	367,785
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	1,677,528	1,675,174
Hyundai Auto Receivables Trust 2015-A
0.68%, 10/16/2017	399,712	399,651
Hyundai Auto Receivables Trust 2015-B
0.69%, 04/16/2018	1,006,130	1,005,317
1.12%, 11/15/2019	1,024,000	1,022,331
Hyundai Auto Receivables Trust 2015-C
1.46%, 02/18/2020	2,287,000	2,295,831
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	329	328
Invitation Homes 2014-SFR1 Trust
1.44%, 06/17/2031 (Acquired 05/14/2015, Cost $1,986,033) (2)	1,992,860	1,947,874
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.56%, 07/25/2036	4,742,217	4,538,889
KSBA 2012-2 A
0.00%, 08/25/2038 (Acquired 02/19/2014, Cost $544,475) (2)(8)	9,832,109	270,383
KVK CLO 2014-1 Ltd
2.21%, 05/15/2026 (Acquired 03/05/2014, Cost $7,785,707) (2)	7,800,000	7,663,765
3.67%, 05/15/2026 (Acquired 03/05/2014, Cost $2,000,000) (2)	2,000,000	2,036,744
KVK CLO 2014-2 Ltd
2.17%, 07/15/2026 (Acquired 06/02/2014, Cost $4,243,076) (2)	4,250,000	4,214,534
KVK CLO 2015-1 Ltd
2.20%, 05/20/2027 (Acquired 04/22/2015, Cost $249,854) (2)	250,000	247,904
Lendmark Funding Trust 2016-A
4.82%, 08/21/2023 (Acquired 02/26/2016, Cost $2,396,703) (2)(8)	2,397,000	2,396,521
Lila Mexican Holdings Llc
0.00%, 08/11/2022 (1)(8)	3,494,176	3,358,551
Limerock CLO II Ltd
2.12%, 04/18/2026 (Acquired 02/26/2014, Cost $248,937) (2)	250,000	248,279
Long Beach Mortgage Loan Trust 2004-1
1.18%, 02/25/2034	1,781,892	1,669,157
Long Beach Mortgage Loan Trust 2004-3
1.29%, 07/25/2034	76,245	72,872
Long Beach Mortgage Loan Trust 2006-WL2
0.63%, 01/25/2036	65,053	62,596
LV Tower 52 Issuer 2013-1
5.50%, 07/15/2019 (Acquired 08/03/2015, Cost $3,095,894) (1)(2)(8)	3,095,894	3,032,119
7.50%, 07/15/2019 (Acquired 08/03/2015, Cost $1,532,510) (1)(2)(8)	1,532,510	1,452,972
Magnetite IX Ltd
2.04%, 07/25/2026 (Acquired 08/18/2014, Cost $2,248,853) (2)	2,250,000	2,229,957
Magnetite VIII Ltd
2.10%, 04/15/2026 (Acquired 04/16/2014 through 01/21/2015, Cost $11,731,622) (2)	11,750,000	11,672,203
Magnetite XI Ltd
2.07%, 01/18/2027 (Acquired 12/04/2014, Cost $1,492,991) (2)	1,500,000	1,487,736
MarkePlace Loan Trust 2015-OD2
3.25%, 08/17/2017 (Acquired 08/06/2015, Cost $360,480) (2)(8)	360,836	360,114
5.25%, 08/17/2017 (Acquired 08/06/2015, Cost $710,508) (2)(8)	712,000	709,200
MarketPlace Loan Trust 2015-OD1
3.25%, 06/17/2017 (8)	284,432	283,471
5.25%, 06/17/2017 (8)	500,000	496,806
MarketPlace Loan Trust 2015-OD3
3.25%, 09/17/2017 (Acquired 09/10/2015, Cost $2,451,190) (2)(8)	2,455,595	2,442,023
5.25%, 09/17/2017 (Acquired 09/10/2015, Cost $747,081) (2)(8)	750,000	744,897
MarketPlace Loan Trust 2015-OD4
3.25%, 12/18/2017 (Acquired 12/22/2015, Cost $2,197,921) (2)	2,205,013	2,185,719
Mastr Asset Backed Securities Trust 2005-HE1
1.15%, 05/25/2035	1,939,036	1,895,599
Mastr Asset Backed Securities Trust 2006-NC1
0.73%, 01/25/2036	4,633,000	4,438,474
Mercedes-Benz Auto Receivables Trust 2015-1
0.82%, 06/15/2018	2,271,515	2,269,863
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $971,563) (2)	978,554	1,022,486
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $491,768) (2)	479,992	492,021
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $890,954) (2)	863,727	900,295
Mill Creek CLO Ltd 2016-1
2.34%, 04/20/2028 (Acquired 03/21/2016, Cost $3,750,000) (2)	3,750,000	3,731,250
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
1.30%, 11/25/2034	1,737,448	1,550,493
Morgan Stanley ABS Capital I, Inc. Trust 2006-NC3
0.60%, 03/25/2036	822,436	816,534
Nationstar HECM Loan Trust 2015-1A
3.84%, 05/25/2018 (Acquired 06/10/2015, Cost $1,455,547) (2)	1,455,547	1,454,820
Nationstar HECM Loan Trust 2015-2A
2.88%, 11/25/2025 (Acquired 11/19/2015, Cost $1,787,352) (2)	1,787,353	1,784,281
4.11%, 11/25/2025 (Acquired 11/19/2015, Cost $1,963,996) (2)(8)	1,964,000	1,965,846
Nationstar HECM Loan Trust 2016-1A
4.36%, 02/25/2026 (Acquired 02/25/2016, Cost $1,962,000) (2)(8)	1,962,000	1,965,747
Nationstar Home Equity Loan Trust 2006-B
0.60%, 09/25/2036	136,669	136,658
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $60,118) (2)	60,118	60,095
Neuberger Berman CLO Ltd
2.72%, 07/25/2023 (Acquired 02/19/2015, Cost $249,703) (2)	250,000	246,034
New Century Home Equity Loan Trust Series 2003-5
5.17%, 11/25/2033	318,289	327,047
Nissan Auto Lease Trust 2015-A
0.99%, 11/15/2017	2,209,287	2,208,997
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	400,000	400,096
Nissan Auto Receivables 2016-A Owner Trust
1.34%, 10/15/2020	2,569,000	2,571,657
NRPL Trust 2015-1
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $2,133,681) (2)	2,133,682	2,128,593
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $957,437) (2)	1,000,000	986,882
NRPL Trust 2015-2
3.75%, 10/25/2057 (Acquired 06/04/2015, Cost $4,295,541) (2)	4,314,343	4,228,643
3.75%, 10/25/2057 (Acquired 03/08/2016, Cost $1,153,993) (2)	1,250,000	1,179,450
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T1
2.31%, 08/15/2046 (Acquired 08/25/2015, Cost $1,750,000) (2)	1,750,000	1,747,836
3.10%, 08/15/2046 (Acquired 08/25/2015, Cost $799,242) (2)	800,000	798,000
3.60%, 08/15/2046 (Acquired 08/25/2015, Cost $1,246,154) (2)	1,250,000	1,246,484
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T2
4.68%, 08/17/2048 (Acquired 08/25/2015, Cost $1,406,000) (2)	1,406,000	1,406,879
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T3
4.27%, 11/15/2046 (Acquired 11/20/2015, Cost $3,750,000) (2)	3,750,000	3,746,790
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T4
3.20%, 11/15/2047 (Acquired 11/20/2015, Cost $6,500,000) (2)	6,500,000	6,503,898
4.67%, 11/15/2047 (Acquired 11/20/2015, Cost $2,000,000) (2)	2,000,000	1,997,500
OAK Hill Advisors Residential Loan Trust 2014-NPL2
3.35%, 04/25/2054 (Acquired 11/05/2014, Cost $2,420,436) (2)	2,420,436	2,400,026
4.00%, 04/25/2054 (Acquired 11/05/2014, Cost $1,000,347) (2)	1,028,000	1,017,699
Oak Hill Advisors Residential Loan Trust 2015-NPL1
4.00%, 01/25/2055 (Acquired 03/05/2015, Cost $1,511,056) (2)	1,558,000	1,529,811
Oak Hill Advisors Residential Loan Trust 2015-NPL2
3.72%, 07/25/2055 (Acquired 08/04/2015, Cost $3,030,206) (2)	3,030,206	3,010,651
4.00%, 07/25/2055 (Acquired 08/04/2015, Cost $620,996) (2)	641,000	628,690
Oakwood Mortgage Investors, Inc.
6.45%, 11/15/2017	3,928	4,049
Ocwen Master Advance Receivables Trus
2.54%, 09/17/2046 (Acquired 09/11/2015, Cost $1,107,999) (2)	1,108,000	1,107,386
4.10%, 09/17/2046 (Acquired 09/11/2015, Cost $2,624,010) (2)	2,628,000	2,623,073
Ocwen Master Advance Receivables Trust
4.26%, 11/15/2046 (Acquired 11/06/2015, Cost $750,999) (2)	751,000	749,649
3.21%, 11/15/2047 (Acquired 11/06/2015, Cost $4,767,959) (2)	4,768,000	4,771,786
4.20%, 11/15/2047 (Acquired 11/06/2015, Cost $729,998) (2)(8)	730,000	730,000
4.69%, 11/15/2047 (Acquired 11/06/2015, Cost $1,749,999) (2)	1,750,000	1,753,771
OnDeck Asset Securitization Trust 2014-1 LLC
3.15%, 05/17/2018 (Acquired 04/30/2014, Cost $2,839,743) (2)	2,842,000	2,830,942
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014, Cost $3,390,247) (2)	3,390,000	3,381,485
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,946) (2)	402,000	393,184
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014, Cost $5,050,761) (2)	5,049,000	5,029,296
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,864,000) (2)	1,864,000	1,801,393
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (Acquired 01/28/2015, Cost $3,451,122) (2)	3,452,000	3,417,758
3.85%, 03/18/2026 (Acquired 02/13/2015, Cost $500,269) (2)	500,000	478,142
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 05/12/2015, Cost $18,062,069) (2)	18,062,000	17,816,940
3.10%, 07/18/2025 (Acquired 05/12/2015, Cost $1,626,585) (2)	1,627,000	1,538,186
Oportun Funding II LLC
4.70%, 03/08/2021 (Acquired 02/12/2016, Cost $2,900,771) (2)(8)	2,901,000	2,892,848
6.41%, 03/08/2021 (Acquired 02/12/2016, Cost $810,931) (2)(8)	811,000	811,000
Option One Mortgage Loan Trust
1.27%, 02/25/2033	16,945	15,628
Option One Mortgage Loan Trust 2004-3
1.33%, 11/25/2034	1,691,802	1,542,821
Palmer Square CLO 2015-1 Ltd
2.12%, 05/21/2027 (Acquired 04/10/2015, Cost $249,398) (2)	250,000	248,386
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW
1.37%, 10/25/2034	148,646	148,485
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
1.27%, 01/25/2036	4,800,000	4,557,440
PFS Tax Lien Trust 2014-1
1.44%, 05/15/2029 (Acquired 04/29/2014, Cost $400,624) (2)	400,640	399,393
Prestige Auto Receivables Trust 2014-1
0.97%, 03/15/2018 (Acquired 05/06/2015, Cost $112,445) (2)	112,399	112,332
Pretium Mortgage Credit Partners I 2015-NPL2 LLC
3.75%, 07/27/2030 (Acquired 07/22/2015, Cost $1,307,209) (2)	1,308,339	1,291,536
4.25%, 07/27/2030 (Acquired 07/22/2015, Cost $1,475,810) (2)	1,500,000	1,475,354
Progreso Receivables Funding II LLC
3.50%, 07/08/2019 (Acquired 6/18/2014 through 7/21/2014, Cost $3,500,287) (2)	3,500,000	3,486,630
Progreso Receivables Funding III LLC
3.63%, 02/08/2020 (Acquired 01/20/2015, Cost $3,090,000) (2)	3,090,000	3,053,288
5.50%, 02/08/2020 (Acquired 01/20/2015, Cost $793,000) (2)	793,000	785,316
Progreso Receivables Funding LLC
3.00%, 07/28/2020 (Acquired 06/30/2015, Cost $1,203,000) (2)	1,203,000	1,196,433
5.00%, 07/28/2020 (Acquired 06/30/2015, Cost $605,000) (2)(8)	605,000	592,900
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (Acquired 05/20/2015, Cost $3,404,477) (2)	3,404,538	3,402,233
3.14%, 06/12/2032 (Acquired 05/20/2015, Cost $2,011,968) (2)	2,012,000	1,987,326
3.44%, 06/12/2032 (Acquired 05/20/2015, Cost $2,137,960) (2)	2,138,000	2,067,777
4.43%, 06/12/2032 (Acquired 05/20/2015, Cost $891,979) (2)	892,000	837,702
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (Acquired 10/23/2015, Cost $5,256,805) (2)	5,257,000	5,316,335
4.67%, 11/12/2032 (Acquired 10/23/2015, Cost $294,989) (2)	295,000	290,024
5.66%, 11/12/2032 (Acquired 10/23/2015, Cost $999,985) (2)	1,000,000	966,356
PURCHASING POWER FUNDING 2015-A LLC
4.75%, 12/15/2019 (Acquired 11/03/2015, Cost $3,500,000) (2)(8)	3,500,000	3,482,500
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	3,708	3,752
Race Point VIII CLO Ltd
1.87%, 02/20/2025 (Acquired 02/19/2015, Cost $248,134) (2)	250,000	245,078
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	19,203	19,249
RAMP Series 2004-RS11 Trust
1.36%, 11/25/2034	181,486	179,827
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	26,578	26,857
RAMP Series 2006-RZ1 Trust
0.73%, 03/25/2036	886,189	866,325
RASC Series 2002-KS4 Trust
0.93%, 07/25/2032	4,895	4,269
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	34,166	34,125
RASC Series 2003-KS5 Trust
1.01%, 07/25/2033	5,582	4,899
3.62%, 07/25/2033	1,994	1,933
RASC Series 2003-KS9 Trust
1.07%, 11/25/2033	7,029	5,835
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	4,116	4,157
RASC Series 2005-KS6 Trust
1.05%, 07/25/2035	1,550,000	1,470,545
RBSHD 2013-1 Trust
4.69%, 10/25/2047 (Acquired 02/20/2014, Cost $745,883) (1)(2)	743,413	743,394
Regatta V Funding Ltd
2.18%, 10/25/2026 (Acquired 04/16/2015, Cost $999,360) (2)	1,000,000	993,444
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	310,658	146,235
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	183,699	185,195
RMAT 2015-NPL1 LLC
3.75%, 05/25/2055 (Acquired 06/03/2015, Cost $1,572,038) (2)	1,572,038	1,560,691
Santander Drive Auto Receivables Trust
1.84%, 11/18/2019 (Acquired 06/10/2015, Cost $201,737) (2)(8)	201,738	200,225
1.97%, 03/16/2021 (Acquired 06/10/2015, Cost $808,171) (2)(8)	808,190	802,128
Santander Drive Auto Receivables Trust 2013-2
1.33%, 03/15/2018	139,760	139,736
Santander Drive Auto Receivables Trust 2013-3
1.19%, 05/15/2018	153,710	153,703
Santander Drive Auto Receivables Trust 2014-1
1.59%, 10/15/2018	4,694,573	4,696,031
Santander Drive Auto Receivables Trust 2014-2
0.80%, 04/16/2018	516,037	515,946
Santander Drive Auto Receivables Trust 2014-3
0.81%, 07/16/2018	966,294	965,882
Santander Drive Auto Receivables Trust 2014-4
1.82%, 05/15/2019	363,000	363,289
Santander Drive Auto Receivables Trust 2014-5
0.84%, 04/16/2018	755,088	755,046
Santander Drive Auto Receivables Trust 2015-3
2.07%, 04/15/2020	2,311,000	2,308,919
Santander Drive Auto Receivables Trust 2015-4
1.14%, 12/17/2018	5,096,510	5,099,433
1.20%, 12/17/2018	3,307,243	3,306,792
2.97%, 03/15/2021	2,418,000	2,423,258
Santander Drive Auto Receivables Trust 2015-5
1.19%, 12/17/2018	12,807,000	12,809,375
2.74%, 12/15/2021	1,217,000	1,217,650
Santander Drive Auto Receivables Trust 2015-S1
1.93%, 09/17/2019 (Acquired 06/10/2015, Cost $933,597) (2)(8)	933,615	926,613
Santander Drive Auto Receivables Trust 2016-1
2.47%, 12/15/2020	1,639,000	1,644,101
3.09%, 04/15/2022	1,480,000	1,474,833
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	140,881	142,242
Securitized Asset Backed Receivables LLC Trust 2005-EC1
1.05%, 01/25/2035	45,236	44,909
Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.76%, 10/25/2035 (Acquired 03/13/2014, Cost $1,270,786) (2)	1,284,129	1,268,832
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.39%, 01/25/2036	82,386	58,655
Selene Non-Performing Loans LLC
2.98%, 05/25/2054 (Acquired 05/23/2014, Cost $756,940) (2)	758,724	751,858
Skopos Auto Receivables Trust 2015-2
3.55%, 02/15/2020 (Acquired 11/05/2015, Cost $731,282) (2)	731,338	730,525
SNAAC Auto Receivables Trust 2014-1
1.03%, 09/17/2018 (Acquired 04/01/2014, Cost $52,114) (2)	52,114	52,113
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
1.10%, 10/25/2035	370,828	360,105
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
0.73%, 12/25/2036	2,225,000	2,154,585
SpringCastle America Funding LLC
2.70%, 05/25/2023 (Acquired 09/18/2014, Cost $5,309,261) (2)	5,309,504	5,287,634
4.61%, 10/25/2027 (Acquired 09/18/2014, Cost $1,749,702) (2)	1,750,000	1,750,533
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022 (Acquired 03/19/2014, Cost $14,629,447) (2)	14,639,583	14,600,110
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,876) (2)	583,000	573,858
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (Acquired 02/18/2015, Cost $18,642,417) (2)	18,692,000	18,496,674
3.62%, 11/15/2024 (Acquired 02/18/2015, Cost $1,086,729) (2)	1,087,000	1,032,547
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2
4.23%, 01/15/2047 (Acquired 12/10/2015, Cost $1,718,919) (2)	1,719,000	1,715,329
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3
4.43%, 07/15/2047 (Acquired 12/10/2015, Cost $1,781,922) (2)	1,782,000	1,784,715
Structured Asset Investment Loan Trust 2004-4
1.23%, 04/25/2034	720,327	659,293
Structured Asset Sec Corp. Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	65,733	65,428
3.45%, 02/25/2032	149,390	147,438
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	18,506	19,260
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	225,469	225,769
5.55%, 03/25/2034	180,317	182,436
Sunset Mortgage Loan Co 2014-NPL2 LLC
3.72%, 11/16/2044 (Acquired 11/25/2014, Cost $2,498,006) (2)	2,498,006	2,484,267
Synchrony Credit Card Master Note Trust
0.89%, 03/15/2020	17,700,000	17,691,221
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	5,033,857
Synchrony Credit Card Master Note Trust 2015-2
1.60%, 04/15/2021	4,000,000	4,005,690
Synchrony Credit Card Master Note Trust 2015-3
1.74%, 09/15/2021	3,800,000	3,806,525
Synchrony Credit Card Master Note Trust 2016-1
2.04%, 03/15/2022	1,194,000	1,203,984
TCF Auto Receivables Owner Trust 2015-2
2.06%, 04/15/2020 (Acquired 11/18/2015, Cost $9,999,271) (2)	10,000,000	10,008,289
THL Credit Wind River 2014-3 CLO Ltd
2.24%, 01/22/2027 (Acquired 12/17/2014, Cost $5,730,306) (2)	5,750,000	5,713,522
Tidewater Auto Receivables Trust 2014-A
1.40%, 07/15/2018 (Acquired 06/06/2014 through 06/23/2014, Cost $686,054) (2)	686,148	685,709
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $2,384,875) (2)	2,385,000	2,385,033
Toyota Auto Receivables 2014-C Owner Trust
0.51%, 02/15/2017	64,858	64,847
0.93%, 07/16/2018	691,000	690,816
Trafigura Securitisation Finance Plc. 2014-1
1.39%, 10/15/2018 (Acquired 10/23/2014, Cost $3,719,000) (1)(2)	3,719,000	3,659,139
Tricon American Homes 2015-SFR1 Trust
1.69%, 05/17/2032 (Acquired 04/28/2015, Cost $957,000) (2)	957,000	932,343
Truman Capital Mortgage Loan Trust 2014-NPL1
3.23%, 07/25/2053 (Acquired 08/19/2014, Cost $585,795) (2)	586,478	583,888
Truman Capital Mortgage Loan Trust 2014-NPL2
4.00%, 06/25/2054 (Acquired 09/09/2014, Cost $576,041) (2)	587,298	582,047
Truman Capital Mortgage Loan Trust 2014-NPL3
3.13%, 04/25/2053 (Acquired 09/09/2014, Cost $341,968) (2)	342,337	342,033
United Auto Credit Securitization Trust 2016-1
2.00%, 10/15/2017 (Acquired 01/21/2016, Cost $1,755,582) (2)	1,755,582	1,754,357
US Residential Opportunity Fund II Trust 2015-1
3.63%, 02/27/2035 (Acquired 02/19/2015, Cost $2,057,124) (2)	2,060,275	2,025,165
US Residential Opportunity Fund III Trust 2015-1
3.72%, 01/27/2035 (Acquired 02/06/2015, Cost $3,541,689) (2)	3,540,617	3,511,213
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 02/06/2015, Cost $4,608,531) (2)	4,616,521	4,552,504
Vibrant CLO Ltd 2015-3
2.25%, 04/20/2026 (Acquired 02/05/2015, Cost $5,236,808) (2)	5,250,000	5,212,484
Volkswagen Auto Lease Trust 2015-A
0.87%, 06/20/2017	946,585	944,602
VOLT NPL X LLC
3.38%, 10/26/2054 (Acquired 11/13/2014, Cost $531,229) (2)	531,716	526,069
VOLT XIX LLC
3.88%, 04/25/2055 (Acquired 12/15/2014, Cost $1,609,529) (2)	1,610,856	1,610,934
VOLT XL LLC
4.38%, 11/27/2045 (Acquired 12/08/2015, Cost $2,404,967) (2)	2,406,778	2,402,331
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 02/25/2015, Cost $2,052,911) (2)	2,054,840	2,042,730
4.25%, 02/25/2055 (Acquired 02/25/2015, Cost $656,072) (2)	666,826	637,539
VOLT XXIV LLC
3.50%, 02/25/2055 (Acquired 03/23/2015, Cost $3,743,061) (2)	3,746,706	3,713,797
VOLT XXV LLC
3.50%, 06/26/2045 (Acquired 06/17/2015, Cost $6,689,761) (2)	6,696,693	6,585,358
VOLT XXVI LLC
3.13%, 09/25/2043 (Acquired 09/19/2014, Cost $2,993,538) (2)	2,996,619	2,952,387
4.25%, 09/25/2043 (Acquired 09/19/2014, Cost $1,357,555) (2)	1,380,166	1,355,493
VOLT XXVII LLC
3.38%, 08/27/2057 (Acquired 10/24/2014, Cost $3,755,848) (2)	3,759,778	3,702,164
VOLT XXX LLC
3.63%, 10/25/2057 (Acquired 02/19/2016, Cost $4,144,827) (2)	4,145,723	4,083,788
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 01/22/2015, Cost $2,155,654) (2)	2,157,756	2,126,224
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 03/13/2015, Cost $3,211,625) (2)	3,214,648	3,157,317
VOLT XXXIV LLC
3.25%, 02/25/2055 (Acquired 01/21/2016, Cost $1,198,838) (2)	1,220,244	1,196,840
VOLT XXXV LLC
3.50%, 06/26/2045 (Acquired 06/26/2015, Cost $2,396,330) (2)	2,398,456	2,369,758
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015, Cost $1,109,257) (2)	1,110,144	1,095,099
Voya CLO 2013-3 Ltd
2.07%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (2)	7,400,000	7,333,585
2.42%, 01/18/2026 (Acquired 11/26/2013, Cost $8,885,505) (2)	9,000,000	8,782,569
Westgate Resorts 2012-A LLC
2.25%, 08/20/2025 (Acquired 01/12/2015, Cost $762,502) (2)	761,567	761,629
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (Acquired 02/20/2015, Cost $446,747) (2)	446,785	443,477
Westgate Resorts LLC
2.50%, 03/20/2025 (Acquired 10/28/2013, Cost $139,560) (2)	139,672	139,585
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (Acquired 02/10/2016, Cost $994,320) (2)	1,000,000	995,334
World Omni Auto Receivables Trust 2015-A
0.79%, 07/16/2018	521,292	521,136
1.34%, 05/15/2020	643,000	642,849
Total Asset-Backed Obligations (Cost $994,938,775)		$990,455,925
Corporate Bonds - 30.76%
Basic Materials - 1.29%
Agrium, Inc.
3.15%, 10/01/2022	875,000	$859,162
3.38%, 03/15/2025	430,000	414,032
4.13%, 03/15/2035	1,960,000	1,703,565
6.13%, 01/15/2041	2,850,000	3,125,136
5.25%, 01/15/2045	712,000	703,283
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $247,872) (2)	215,000	225,750
Barrick North America Finance LLC
5.75%, 05/01/2043	1,118,000	1,010,906
BHP Billiton Finance USA Ltd
5.40%, 03/29/2017	165,000	171,181
6.50%, 04/01/2019	284,000	319,573
3.85%, 09/30/2023	646,000	665,547
5.00%, 09/30/2043	5,254,000	5,346,376
6.25%, 10/19/2075 (Acquired 10/14/2015, Cost $2,655,000) (2)	2,655,000	2,678,231
CF Industries, Inc.
7.13%, 05/01/2020	900,000	1,024,866
5.38%, 03/15/2044	2,040,000	1,877,004
Corp. Nacional del Cobre de Chile
4.88%, 11/04/2044 (Acquired 07/28/2015, Cost $342,761) (2)	370,000	347,181
Dow Chemical Co/The
8.55%, 05/15/2019	96,000	114,214
4.13%, 11/15/2021	940,000	1,026,031
3.00%, 11/15/2022	448,000	458,332
7.38%, 11/01/2029	339,000	434,821
5.25%, 11/15/2041	199,000	211,663
4.38%, 11/15/2042	1,570,000	1,507,434
Eastman Chemical Co
2.70%, 01/15/2020	7,390,000	7,543,764
4.50%, 01/15/2021	5,175,000	5,599,924
Ecolab, Inc.
1.45%, 12/08/2017	5,928,000	5,914,324
2.25%, 01/12/2020	233,000	235,456
3.25%, 01/14/2023	452,000	464,642
5.50%, 12/08/2041	103,000	118,598
EI du Pont de Nemours & Co
5.60%, 12/15/2036	155,000	173,845
4.90%, 01/15/2041	161,000	169,670
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	1,001,000	955,955
3.55%, 03/01/2022	5,025,000	3,504,938
3.88%, 03/15/2023	844,000	577,397
5.40%, 11/14/2034	1,314,000	804,825
5.45%, 03/15/2043	682,000	412,610
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,445,102) (2)	3,160,000	3,531,509
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,268,103) (2)	5,380,000	5,602,264
Glencore Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $192,108) (2)	188,000	190,331
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,842,247) (2)	5,000,000	4,175,000
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $525,978) (2)	537,000	491,355
4.13%, 05/30/2023 (Acquired 12/02/2013, Cost $52,001) (2)	54,000	44,145
4.63%, 04/29/2024 (Acquired 04/22/2014, Cost $1,025,789) (2)	1,000,000	830,500
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,822,149
International Paper Co
5.00%, 09/15/2035	2,065,000	2,127,615
6.00%, 11/15/2041	3,150,000	3,422,024
5.15%, 05/15/2046	1,085,000	1,092,335
Lubrizol Corp.
8.88%, 02/01/2019	1,205,000	1,435,186
LYB International Finance BV
5.25%, 07/15/2043	760,000	788,232
4.88%, 03/15/2044	1,500,000	1,495,982
LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	3,942,905
4.63%, 02/26/2055	545,000	487,029
MeadWestvaco Corp.
7.38%, 09/01/2019	3,300,000	3,775,583
9.75%, 06/15/2020	17,000	21,089
8.20%, 01/15/2030	537,000	692,086
Monsanto Co
4.40%, 07/15/2044	605,000	561,796
4.70%, 07/15/2064	91,000	78,657
Mosaic Co/The
3.75%, 11/15/2021	1,227,000	1,274,912
4.25%, 11/15/2023	9,279,000	9,696,499
5.45%, 11/15/2033	814,000	837,071
4.88%, 11/15/2041	52,000	48,860
5.63%, 11/15/2043	3,515,000	3,653,407
Nucor Corp.
4.00%, 08/01/2023	176,000	183,498
Placer Dome, Inc.
6.45%, 10/15/2035	203,000	186,553
Potash Corp. of Saskatchewan, Inc.
3.25%, 12/01/2017	31,000	31,541
6.50%, 05/15/2019	392,000	438,659
3.00%, 04/01/2025	1,100,000	1,053,073
PPG Industries, Inc.
6.65%, 03/15/2018	112,000	121,877
9.00%, 05/01/2021	217,000	278,964
5.50%, 11/15/2040	118,000	134,054
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	54,540
Rio Tinto Finance USA Ltd
9.00%, 05/01/2019	797,000	943,297
3.50%, 11/02/2020	132,000	136,680
3.75%, 09/20/2021	388,000	402,903
3.75%, 06/15/2025	8,735,000	8,566,415
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	461,000	458,036
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,561) (2)	537,000	322,200
Solvay Finance America LLC
3.40%, 12/03/2020 (Acquired 11/30/2015, Cost $3,996,420) (2)	4,000,000	4,068,144
Southern Copper Corp.
5.88%, 04/23/2045	2,300,000	2,033,642
Teck Resources Ltd
4.75%, 01/15/2022	1,709,000	1,179,210
3.75%, 02/01/2023	453,000	298,699
Union Carbide Corp.
7.50%, 06/01/2025	624,000	760,670
7.75%, 10/01/2096	681,000	795,314
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	4,261,950
8.25%, 01/17/2034	424,000	390,080
6.88%, 11/21/2036	556,000	439,557
6.88%, 11/10/2039	107,000	83,524
		130,441,837
Communications - 2.63%
21st Century Fox America, Inc.
8.00%, 10/17/2016	114,000	118,080
7.25%, 05/18/2018	203,000	225,248
8.88%, 04/26/2023	108,000	144,959
9.50%, 07/15/2024	175,000	251,337
3.70%, 10/15/2025	380,000	398,063
7.30%, 04/30/2028	454,000	596,282
7.63%, 11/30/2028	310,000	420,689
6.20%, 12/15/2034	258,000	310,399
6.65%, 11/15/2037	310,000	386,080
6.90%, 08/15/2039	155,000	193,018
4.75%, 09/15/2044	2,006,000	2,077,095
Alibaba Group Holding Ltd
3.60%, 11/28/2024	3,132,000	3,158,515
Amazon.com, Inc.
3.80%, 12/05/2024	1,086,000	1,187,163
4.80%, 12/05/2034	854,000	955,514
America Movil SAB de CV
2.38%, 09/08/2016	441,000	442,856
5.00%, 10/16/2019	3,500,000	3,842,496
5.00%, 03/30/2020	7,300,000	8,080,144
3.13%, 07/16/2022	374,000	384,084
6.13%, 03/30/2040	283,000	334,246
AT&T, Inc.
5.50%, 02/01/2018	543,000	582,079
4.60%, 02/15/2021	578,000	632,612
4.45%, 05/15/2021	362,000	395,640
3.88%, 08/15/2021	494,000	525,926
3.00%, 02/15/2022	1,219,000	1,244,460
3.80%, 03/15/2022	1,665,000	1,755,474
3.00%, 06/30/2022	2,649,000	2,688,984
3.60%, 02/17/2023	11,128,000	11,564,507
3.90%, 03/11/2024	3,750,000	3,959,138
3.95%, 01/15/2025	205,000	213,150
3.40%, 05/15/2025	4,538,000	4,549,300
4.50%, 05/15/2035	5,949,000	5,875,893
6.30%, 01/15/2038	743,000	852,888
6.00%, 08/15/2040	2,106,000	2,346,486
5.35%, 09/01/2040	1,094,000	1,147,587
6.38%, 03/01/2041	329,000	383,168
5.15%, 03/15/2042	730,000	735,995
4.30%, 12/15/2042	2,472,000	2,263,272
4.80%, 06/15/2044	4,305,000	4,213,635
4.35%, 06/15/2045	511,000	470,009
4.75%, 05/15/2046	3,860,000	3,766,337
5.65%, 02/15/2047	3,519,000	3,885,043
BellSouth Corp.
6.88%, 10/15/2031	1,100,000	1,273,624
6.55%, 06/15/2034	2,520,000	2,780,742
British Telecommunications PLC
5.95%, 01/15/2018	289,000	311,675
2.35%, 02/14/2019	220,000	224,248
9.63%, 12/15/2030	721,000	1,127,571
CBS Corp.
1.95%, 07/01/2017	4,840,000	4,866,605
3.70%, 08/15/2024	848,000	873,928
4.00%, 01/15/2026	1,000,000	1,044,971
5.50%, 05/15/2033	77,000	81,075
5.90%, 10/15/2040	67,000	72,717
4.90%, 08/15/2044	315,000	307,407
CCO Safari II LLC
3.58%, 07/23/2020 (Acquired 07/09/2015, Cost $4,314,180) (2)	4,319,000	4,415,016
4.46%, 07/23/2022 (Acquired 07/09/2015, Cost $1,753,000) (2)	1,753,000	1,836,573
6.38%, 10/23/2035 (Acquired 07/09/2015 through 07/29/2015, Cost $2,035,501) (2)	2,005,000	2,208,882
6.83%, 10/23/2055 (Acquired 07/09/2015, Cost $690,000) (2)	690,000	744,816
Centel Capital Corp.
9.00%, 10/15/2019	464,000	535,626
CenturyLink, Inc.
5.15%, 06/15/2017	322,000	328,440
Cisco Systems, Inc.
2.90%, 03/04/2021	186,000	195,810
3.00%, 06/15/2022	889,000	944,709
3.63%, 03/04/2024	550,000	608,157
3.50%, 06/15/2025	467,000	506,843
5.90%, 02/15/2039	515,000	666,068
5.50%, 01/15/2040	481,000	599,304
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	542,000	766,701
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	111,555
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	248,014
Comcast Corp.
6.50%, 01/15/2017	103,000	107,467
4.25%, 01/15/2033	1,895,000	2,018,597
4.20%, 08/15/2034	4,915,000	5,196,620
6.50%, 11/15/2035	1,342,000	1,781,474
6.45%, 03/15/2037	310,000	411,049
6.95%, 08/15/2037	107,000	150,149
Cox Communications, Inc.
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $323,827) (2)	348,000	335,902
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,997,060) (2)	2,000,000	1,930,068
4.80%, 02/01/2035 (Acquired 12/05/2014, Cost $7,148,472) (2)	7,150,000	6,255,464
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $163,959) (2)	134,000	152,963
Cox Enterprises, Inc.
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $315,305) (2)	273,000	321,207
Crown Castle Towers LLC
3.22%, 05/15/2022 (Acquired 04/30/2015, Cost $589,000) (2)	589,000	589,883
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,559,202) (2)	4,529,000	4,569,245
6.00%, 07/08/2019	209,000	235,443
8.75%, 06/15/2030	648,000	972,006
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,237) (2)	240,000	269,994
Discovery Communications LLC
4.38%, 06/15/2021	752,000	788,611
4.95%, 05/15/2042	1,161,000	1,013,741
eBay, Inc.
2.60%, 07/15/2022	2,356,000	2,258,765
3.45%, 08/01/2024	669,000	660,574
4.00%, 07/15/2042	213,000	166,373
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	404,920
GTE Corp.
8.75%, 11/01/2021	11,000	14,111
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (Acquired 05/20/2015, Cost $271,000) (2)	271,000	266,669
3.48%, 06/16/2025 (Acquired 05/20/2015, Cost $314,000) (2)	314,000	318,239
Historic TW, Inc.
9.15%, 02/01/2023	347,000	463,209
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	783,092
6.40%, 04/30/2040	372,000	497,881
5.95%, 04/01/2041	527,000	673,964
4.45%, 01/15/2043	1,765,000	1,901,562
New Cingular Wireless Services, Inc.
8.75%, 03/01/2031	1,140,000	1,672,720
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	237,000	237,045
Ooredoo International Finance Ltd
3.88%, 01/31/2028 (Acquired 07/30/2015, Cost $1,172,169) (2)	1,210,000	1,184,929
Orange SA
2.75%, 09/14/2016	437,000	440,256
2.75%, 02/06/2019	3,000,000	3,092,682
9.00%, 03/01/2031	1,393,000	2,114,861
Qwest Corp.
6.75%, 12/01/2021	3,866,000	4,155,950
Rogers Communications, Inc.
4.10%, 10/01/2023	1,255,000	1,352,743
3.63%, 12/15/2025	4,350,000	4,530,591
8.75%, 05/01/2032	258,000	357,689
SK Telecom Co Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $427,354) (2)	361,000	480,888
Sky PLC
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $286,040) (2)	287,000	296,306
Sprint Capital Corp.
6.90%, 05/01/2019	301,000	260,365
8.75%, 03/15/2032	38,000	29,735
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	185,812
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,437,500
7.18%, 06/18/2019	215,000	241,875
7.20%, 07/18/2036	1,644,000	1,676,880
Telefonica Emisiones SAU
6.42%, 06/20/2016	468,000	473,020
6.22%, 07/03/2017	545,000	575,409
3.19%, 04/27/2018	221,000	226,761
5.13%, 04/27/2020	500,000	553,490
5.46%, 02/16/2021	233,000	264,814
Telstra Corp. Ltd.
3.13%, 04/07/2025 (Acquired 03/30/2015, Cost $2,281,427) (2)	2,285,000	2,301,872
Thomson Reuters Corp.
4.70%, 10/15/2019	222,000	239,882
3.95%, 09/30/2021	934,000	983,611
3.85%, 09/29/2024	342,000	351,466
4.50%, 05/23/2043	312,000	285,467
Time Warner Cable, Inc.
5.85%, 05/01/2017	100,000	104,249
6.75%, 07/01/2018	5,490,000	6,041,004
8.75%, 02/14/2019	184,000	215,481
8.25%, 04/01/2019	222,000	258,493
6.55%, 05/01/2037	375,000	411,681
7.30%, 07/01/2038	758,000	889,324
6.75%, 06/15/2039	539,000	606,800
5.88%, 11/15/2040	475,000	491,701
5.50%, 09/01/2041	385,000	381,902
Time Warner Cos, Inc.
7.57%, 02/01/2024	330,000	415,314
Time Warner Entertainment Co LP
8.38%, 07/15/2033	879,000	1,116,856
Time Warner, Inc.
4.75%, 03/29/2021	585,000	645,419
4.00%, 01/15/2022	900,000	966,597
3.60%, 07/15/2025	4,311,000	4,426,949
7.63%, 04/15/2031	4,513,000	5,763,764
7.70%, 05/01/2032	842,000	1,081,198
6.50%, 11/15/2036	257,000	298,201
6.20%, 03/15/2040	323,000	370,712
6.25%, 03/29/2041	170,000	196,552
5.38%, 10/15/2041	181,000	193,908
4.65%, 06/01/2044	2,145,000	2,098,408
4.85%, 07/15/2045	1,670,000	1,699,324
Verizon Communications, Inc.
2.63%, 02/21/2020	2,094,000	2,154,778
4.50%, 09/15/2020	1,070,000	1,183,464
3.00%, 11/01/2021	1,975,000	2,053,078
5.15%, 09/15/2023	2,630,000	3,036,664
6.40%, 09/15/2033	7,360,000	9,054,625
4.40%, 11/01/2034	2,056,000	2,078,976
5.85%, 09/15/2035	149,000	173,036
4.27%, 01/15/2036	6,861,000	6,828,280
4.86%, 08/21/2046	8,698,000	9,174,911
4.52%, 09/15/2048	7,717,000	7,732,504
5.01%, 08/21/2054	6,261,000	6,283,151
4.67%, 03/15/2055	8,143,000	7,817,280
Viacom, Inc.
6.25%, 04/30/2016	32,000	32,122
2.75%, 12/15/2019	149,000	151,798
3.88%, 12/15/2021	581,000	603,998
3.13%, 06/15/2022	286,000	281,148
3.25%, 03/15/2023	69,000	66,784
4.85%, 12/15/2034	156,000	138,491
4.50%, 02/27/2042	209,000	167,642
4.38%, 03/15/2043	718,000	555,181
Vodafone Group PLC
1.63%, 03/20/2017	857,000	860,368
1.50%, 02/19/2018	784,000	783,338
2.50%, 09/26/2022	38,000	37,148
2.95%, 02/19/2023	40,000	39,931
Walt Disney Co/The
3.00%, 02/13/2026	1,000,000	1,060,818
		265,776,140
Consumer, Cyclical - 1.56%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 07/14/2015, Cost $345,805) (2)	360,035	365,436
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	110,032	116,359
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	4,321,767	4,623,945
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,934,443	2,861,082
American Honda Finance Corp.
2.13%, 10/10/2018	352,000	358,395
2.25%, 08/15/2019	739,000	756,387
Arrow Electronics, Inc.
3.00%, 03/01/2018	197,000	199,431
6.88%, 06/01/2018	279,000	302,587
6.00%, 04/01/2020	478,000	526,705
4.50%, 03/01/2023	183,000	191,784
7.50%, 01/15/2027	992,000	1,190,332
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	1,865,000	1,682,549
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	6,583	6,699
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	30,876	33,076
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,966,596	6,593,088
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	196,437	202,330
CVS Health Corp.
3.50%, 07/20/2022	3,401,000	3,647,555
4.00%, 12/05/2023	6,000,000	6,606,756
4.88%, 07/20/2035	2,771,000	3,090,286
5.30%, 12/05/2043	3,260,000	3,850,044
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $734,884) (2)	667,928	739,321
Daimler Finance North America LLC
2.63%, 09/15/2016 (Acquired 08/12/2014 through 12/22/2014, Cost $544,908) (2)	542,000	545,397
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,020,854) (2)	1,011,000	1,025,190
1.38%, 08/01/2017 (Acquired 07/24/2014, Cost $3,294,069) (2)	3,300,000	3,309,260
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,077,179) (2)	3,080,000	3,096,302
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,598) (2)	195,000	198,170
2.00%, 08/03/2018 (Acquired 07/28/2015, Cost $299,522) (2)	300,000	302,584
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,224,363) (2)	3,250,000	3,296,979
2.25%, 03/02/2020 (Acquired 02/23/2015, Cost $3,568,478) (2)	3,575,000	3,598,420
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $698,940) (2)	700,000	715,791
8.50%, 01/18/2031	155,000	237,718
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	2,805,474	3,226,295
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	273,700	288,069
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	94,012	100,358
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	316,806	335,815
DR Horton, Inc.
6.50%, 04/15/2016	107,000	107,000
Ford Motor Co
4.75%, 01/15/2043	7,240,000	7,225,346
Ford Motor Credit Co LLC
3.98%, 06/15/2016	1,249,000	1,256,917
1.46%, 03/27/2017	5,710,000	5,702,446
2.15%, 01/09/2018	386,000	385,584
2.24%, 06/15/2018	942,000	941,668
2.55%, 10/05/2018	1,500,000	1,506,368
3.16%, 08/04/2020	1,300,000	1,326,618
4.13%, 08/04/2025	265,000	275,420
4.39%, 01/08/2026	1,200,000	1,271,612
Gap, Inc./The
5.95%, 04/12/2021	368,000	398,878
General Motors Co
4.00%, 04/01/2025	8,070,000	7,873,149
6.60%, 04/01/2036	891,000	980,647
6.25%, 10/02/2043	2,018,000	2,155,835
General Motors Financial Co, Inc.
3.10%, 01/15/2019	1,541,000	1,567,428
3.20%, 07/13/2020	1,682,000	1,678,895
3.70%, 11/24/2020	2,602,000	2,652,822
3.45%, 04/10/2022	4,820,000	4,735,125
Home Depot, Inc./The
2.00%, 04/01/2021	147,000	148,597
2.63%, 06/01/2022	347,000	359,045
3.00%, 04/01/2026	148,000	155,357
5.88%, 12/16/2036	5,490,000	7,145,411
4.40%, 03/15/2045	268,000	298,161
4.25%, 04/01/2046	655,000	720,885
Hyundai Capital America
2.40%, 10/30/2018 (Acquired 10/27/2015, Cost $2,716,718) (2)	2,717,000	2,735,546
3.00%, 03/18/2021 (Acquired 03/14/2016, Cost $6,839,004) (2)	6,849,000	6,932,394
Johnson Controls, Inc.
4.25%, 03/01/2021	344,000	363,922
3.75%, 12/01/2021	475,000	490,297
3.63%, 07/02/2024	161,000	164,106
6.00%, 01/15/2036	107,000	117,970
5.25%, 12/01/2041	722,000	722,232
4.63%, 07/02/2044	858,000	829,635
4.95%, 07/02/2064	1,380,000	1,249,441
Lowe's Cos, Inc.
3.38%, 09/15/2025	477,000	511,676
5.50%, 10/15/2035	550,000	667,753
7.11%, 05/15/2037	361,000	495,815
5.13%, 11/15/2041	238,000	277,641
4.65%, 04/15/2042	449,000	508,481
Macy's Retail Holdings, Inc.
7.45%, 07/15/2017	134,000	143,509
3.45%, 01/15/2021	201,000	207,143
3.88%, 01/15/2022	950,000	974,539
2.88%, 02/15/2023	421,000	400,014
4.38%, 09/01/2023	192,000	197,283
6.90%, 01/15/2032	400,000	425,486
4.50%, 12/15/2034	368,000	298,877
6.38%, 03/15/2037	300,000	295,284
5.13%, 01/15/2042	101,000	86,410
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,406,868
McDonald's Corp.
4.70%, 12/09/2035	216,000	232,168
6.30%, 10/15/2037	1,054,000	1,329,118
Newell Rubbermaid, Inc.
3.15%, 04/01/2021	2,591,000	2,662,714
5.50%, 04/01/2046	1,553,000	1,681,284
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $721,232) (2)	727,000	727,947
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $504,143) (2)	500,000	511,079
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	420,825
PACCAR Financial Corp.
1.24%, 12/06/2018	3,000,000	3,006,426
Starbucks Corp.
4.30%, 06/15/2045	604,000	671,968
Target Corp.
6.00%, 01/15/2018	217,000	236,184
3.50%, 07/01/2024	355,000	389,543
Toyota Motor Credit Corp.
1.75%, 05/22/2017	516,000	520,546
1.45%, 01/12/2018	193,000	194,004
2.80%, 07/13/2022	640,000	663,262
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	19,448	20,128
Walgreen Co
3.10%, 09/15/2022	871,000	879,541
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	907,000	934,420
3.80%, 11/18/2024	670,000	689,711
4.50%, 11/18/2034	1,079,000	1,048,082
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	3,820,000	4,121,260
7.55%, 02/15/2030	72,000	107,461
5.25%, 09/01/2035	124,000	153,628
6.20%, 04/15/2038	108,000	146,193
WW Grainger, Inc.
4.60%, 06/15/2045	423,000	474,780
		157,414,303
Consumer, Non-cyclical - 3.68%
AbbVie, Inc.
1.75%, 11/06/2017	866,000	870,075
1.80%, 05/14/2018	7,230,000	7,279,482
2.90%, 11/06/2022	574,000	584,309
3.20%, 11/06/2022	469,000	485,139
3.60%, 05/14/2025	12,060,000	12,665,038
4.50%, 05/14/2035	1,682,000	1,748,014
Actavis Funding SCS
3.00%, 03/12/2020	3,660,000	3,765,939
3.45%, 03/15/2022	1,198,000	1,244,162
3.80%, 03/15/2025	2,355,000	2,450,752
4.55%, 03/15/2035	7,123,000	7,366,108
4.75%, 03/15/2045	1,020,000	1,080,500
Actavis, Inc.
3.25%, 10/01/2022	271,000	277,630
ADT Corp./The
3.50%, 07/15/2022	577,000	499,105
4.88%, 07/15/2042	323,000	218,025
Aetna, Inc.
6.75%, 12/15/2037	341,000	445,985
4.50%, 05/15/2042	205,000	208,433
4.75%, 03/15/2044	1,800,000	1,912,293
Allergan, Inc./United States
3.38%, 09/15/2020	539,000	560,647
2.80%, 03/15/2023	700,000	690,359
Amgen, Inc.
5.70%, 02/01/2019	204,000	227,562
2.13%, 05/01/2020	123,000	124,554
3.88%, 11/15/2021	722,000	782,922
2.70%, 05/01/2022	5,600,000	5,708,887
3.13%, 05/01/2025	525,000	532,104
5.75%, 03/15/2040	4,215,000	4,965,422
4.95%, 10/01/2041	464,000	499,788
5.15%, 11/15/2041	1,496,000	1,651,340
5.65%, 06/15/2042	522,000	614,009
5.38%, 05/15/2043	1,020,000	1,161,897
4.40%, 05/01/2045	630,000	643,214
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	110,915
5.75%, 04/01/2036	114,000	136,499
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	8,329,000	8,562,528
2.63%, 01/17/2023	160,000	160,694
3.30%, 02/01/2023	1,906,000	1,982,087
3.70%, 02/01/2024	960,000	1,027,445
4.70%, 02/01/2036	9,266,000	10,016,148
4.00%, 01/17/2043	810,000	797,301
4.90%, 02/01/2046	3,867,000	4,320,719
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	132,000	153,874
Anthem, Inc.
2.30%, 07/15/2018	289,000	292,292
3.13%, 05/15/2022	484,000	486,825
3.30%, 01/15/2023	271,000	274,518
3.50%, 08/15/2024	694,000	702,662
4.63%, 05/15/2042	400,000	398,459
4.65%, 01/15/2043	391,000	387,382
5.10%, 01/15/2044	1,881,000	1,984,382
4.65%, 08/15/2044	395,000	392,592
BAT International Finance PLC
3.95%, 06/15/2025 (Acquired 06/10/2015, Cost $6,990,161) (2)	7,010,000	7,676,889
Baxalta, Inc.
3.60%, 06/23/2022 (Acquired 06/18/2015, Cost $366,716) (2)	367,000	371,956
5.25%, 06/23/2045 (Acquired 06/18/2015, Cost $2,098,254) (2)	2,112,000	2,245,221
Bayer US Finance LLC
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $466,869) (2)	471,000	496,762
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,823,000
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	78,345
2.68%, 12/15/2019	154,000	157,910
3.73%, 12/15/2024	4,267,000	4,544,543
Biogen, Inc.
3.63%, 09/15/2022	673,000	712,026
5.20%, 09/15/2045	366,000	406,080
Brown-Forman Corp.
4.50%, 07/15/2045	375,000	410,416
Bunge Ltd Finance Corp.
3.20%, 06/15/2017	4,010,000	4,037,949
8.50%, 06/15/2019	7,456,000	8,662,560
3.50%, 11/24/2020	283,000	287,303
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	489,299
Cardinal Health, Inc.
3.75%, 09/15/2025	412,000	435,641
4.90%, 09/15/2045	315,000	333,652
Cargill, Inc.
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $170,446) (2)	160,000	171,795
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $332,991) (2)	294,000	340,115
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $294,995) (2)	281,000	309,007
3.30%, 03/01/2022 (Acquired 12/28/2013, Cost $793,118) (2)	800,000	832,451
Celgene Corp.
3.25%, 08/15/2022	1,220,000	1,259,994
4.00%, 08/15/2023	298,000	316,580
3.63%, 05/15/2024	686,000	709,327
5.00%, 08/15/2045	302,000	326,656
Cigna Corp.
3.25%, 04/15/2025	970,000	963,865
5.38%, 02/15/2042	3,040,000	3,343,036
City of Hope
5.62%, 11/15/2043	1,522,000	1,830,605
Cleveland Clinic Foundation/The
4.86%, 01/01/2114	957,000	1,003,559
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	10,041,752
ConAgra Foods, Inc.
5.82%, 06/15/2017	644,000	676,323
2.10%, 03/15/2018	189,000	189,415
4.95%, 08/15/2020	93,000	100,139
9.75%, 03/01/2021	1,750,000	2,245,572
7.00%, 10/01/2028	1,250,000	1,521,436
Danaher Corp.
2.40%, 09/15/2020	280,000	289,201
Diageo Investment Corp.
8.00%, 09/15/2022	516,000	665,529
DP World Ltd
6.85%, 07/02/2037 (Acquired 09/25/2013, Cost $1,275,489) (2)	1,160,000	1,182,574
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $277,635) (2)	275,000	278,283
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $43,710) (2)	41,000	43,803
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,925,032) (2)	4,875,000	4,950,645
2.35%, 10/15/2019 (Acquired 06/30/2014, Cost $7,038,778) (2)	7,055,000	7,069,442
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $416,214) (2)	400,000	435,230
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $579,497) (2)	508,000	626,947
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,768) (2)	357,000	401,910
4.50%, 02/15/2045 (Acquired 02/10/2015, Cost $296,605) (2)	300,000	295,605
Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,616,509
4.75%, 11/15/2021	4,000,000	4,347,884
3.50%, 06/15/2024	897,000	889,377
4.50%, 02/25/2026	455,000	472,528
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	513,280
Forest Laboratories LLC
4.38%, 02/01/2019 (Acquired 01/27/2014 through 02/04/2014, Cost $5,363,623) (2)	5,100,000	5,412,192
5.00%, 12/15/2021 (Acquired 04/01/2014, Cost $5,089,561) (2)	4,738,000	5,292,123
Gilead Sciences, Inc.
3.25%, 09/01/2022	431,000	455,361
3.70%, 04/01/2024	900,000	965,767
3.65%, 03/01/2026	374,000	398,038
4.60%, 09/01/2035	333,000	361,492
5.65%, 12/01/2041	2,910,000	3,530,284
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	320,000	335,376
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	217,000	293,352
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,004,210) (2)	3,000,000	3,015,543
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $297,642) (2)	299,000	300,119
Humana, Inc.
7.20%, 06/15/2018	215,000	239,070
JM Smucker Co/The
3.00%, 03/15/2022	4,750,000	4,885,185
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,219,189
3.55%, 03/01/2036	1,050,000	1,090,549
4.50%, 12/05/2043	2,780,000	3,192,410
3.70%, 03/01/2046	1,505,000	1,580,161
Kellogg Co
1.75%, 05/17/2017	262,000	263,954
3.25%, 05/21/2018	234,000	242,393
Kimberly-Clark Corp.
7.50%, 11/01/2018	52,000	60,118
2.40%, 03/01/2022	140,000	142,544
Kraft Foods Group, Inc.
6.13%, 08/23/2018	531,000	585,350
5.38%, 02/10/2020	138,000	154,095
3.50%, 06/06/2022	768,000	806,757
6.88%, 01/26/2039	2,365,000	3,022,108
6.50%, 02/09/2040	310,000	386,883
5.00%, 06/04/2042	505,000	549,864
Kraft Heinz Foods Co
1.60%, 06/30/2017 (Acquired 06/23/2015 through 06/26/2015, Cost $6,647,712) (2)	6,640,000	6,661,866
2.80%, 07/02/2020 (Acquired 06/23/2015, Cost $3,767,637) (2)	3,775,000	3,867,865
3.95%, 07/15/2025 (Acquired 06/23/2015 through 06/24/2015, Cost $1,476,787) (2)	1,478,000	1,574,398
5.00%, 07/15/2035 (Acquired 06/23/2015, Cost $2,065,658) (2)	2,085,000	2,300,005
Kroger Co/The
6.40%, 08/15/2017	62,000	66,266
6.15%, 01/15/2020	206,000	237,790
4.00%, 02/01/2024	63,000	68,208
7.50%, 04/01/2031	1,417,000	1,851,218
5.40%, 07/15/2040	95,000	109,533
5.00%, 04/15/2042	1,434,000	1,625,339
Laboratory Corp. of America Holdings
4.63%, 11/15/2020	6,630,000	7,176,809
3.20%, 02/01/2022	1,127,000	1,143,096
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,783,940
Mead Johnson Nutrition Co
4.13%, 11/15/2025	891,000	946,465
Medtronic, Inc.
3.15%, 03/15/2022	815,000	863,394
3.50%, 03/15/2025	13,000,000	13,876,603
4.38%, 03/15/2035	2,887,000	3,126,286
4.63%, 03/15/2045	1,183,000	1,321,651
Merck & Co, Inc.
2.40%, 09/15/2022	376,000	383,523
2.80%, 05/18/2023	361,000	376,830
4.15%, 05/18/2043	4,000,000	4,370,620
3.70%, 02/10/2045	70,000	71,257
Mondelez International, Inc.
2.25%, 02/01/2019	6,550,000	6,688,578
4.00%, 02/01/2024	1,590,000	1,707,738
Mylan, Inc.
2.55%, 03/28/2019	600,000	600,750
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	124,842
Novartis Capital Corp.
2.40%, 09/21/2022	6,440,000	6,599,004
3.40%, 05/06/2024	922,000	990,486
NYU Hospitals Center
5.75%, 07/01/2043	936,000	1,132,970
PepsiCo, Inc.
7.90%, 11/01/2018	24,000	27,964
3.00%, 08/25/2021	258,000	275,567
3.10%, 07/17/2022	593,000	632,990
4.88%, 11/01/2040	82,000	92,319
4.60%, 07/17/2045	196,000	221,040
Perrigo Co PLC
2.30%, 11/08/2018	4,223,000	4,219,588
Pfizer, Inc.
3.00%, 06/15/2023	449,000	474,000
5.80%, 08/12/2023	4,000,000	4,853,812
4.30%, 06/15/2043	4,170,000	4,566,204
Procter & Gamble - Esop
9.36%, 01/01/2021	149,463	179,588
Procter & Gamble Co/The
5.50%, 02/01/2034	103,000	128,409
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,850,434
Reynolds American, Inc.
2.30%, 06/12/2018	7,430,000	7,579,358
4.00%, 06/12/2022	4,590,000	4,990,684
Roche Holdings, Inc.
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $790,314) (2)	780,000	828,084
RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	274,328
6.13%, 01/15/2017	11,000	11,247
7.63%, 06/15/2020	107,000	107,803
SABMiller Holdings, Inc.
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,100,428) (2)	5,080,000	5,194,153
3.75%, 01/15/2022 (Acquired 10/28/2013, Cost $1,481,301) (2)	1,441,000	1,529,826
Stryker Corp.
3.50%, 03/15/2026	213,000	220,883
Sysco Corp.
2.50%, 07/15/2021	1,078,000	1,090,070
3.75%, 10/01/2025	277,000	290,857
3.30%, 07/15/2026	1,140,000	1,153,378
4.50%, 04/01/2046	1,057,000	1,076,720
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,022,958
Tyson Foods, Inc.
4.50%, 06/15/2022	4,750,000	5,205,587
3.95%, 08/15/2024	1,451,000	1,547,461
4.88%, 08/15/2034	400,000	430,272
UnitedHealth Group, Inc.
1.90%, 07/16/2018	291,000	295,593
3.38%, 11/15/2021	685,000	732,138
3.35%, 07/15/2022	334,000	355,141
2.75%, 02/15/2023	186,000	189,438
2.88%, 03/15/2023	310,000	318,356
3.10%, 03/15/2026	550,000	563,125
4.63%, 07/15/2035	227,000	253,193
6.63%, 11/15/2037	562,000	769,051
4.38%, 03/15/2042	5,170,000	5,560,506
Ventas Realty LP
3.75%, 05/01/2024	382,000	381,842
Wm Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,976,445) (2)	4,960,000	5,095,522
Wyeth LLC
6.45%, 02/01/2024	82,000	104,464
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	3,790,000	3,844,542
3.55%, 04/01/2025	6,000,000	6,064,944
Zoetis, Inc.
3.45%, 11/13/2020	150,000	154,164
3.25%, 02/01/2023	1,000,000	989,172
4.50%, 11/13/2025	336,000	359,463
4.70%, 02/01/2043	300,000	282,203
		372,696,990
Diversified - 0.08%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $688,939) (2)	612,000	710,234
Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,717,567) (2)	6,175,000	6,920,366
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $426,087) (2)	450,000	465,848
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	360,000	358,301
		8,454,749
Energy - 3.42%
Alberta Energy Co Ltd
7.38%, 11/01/2031	274,000	241,435
Anadarko Finance Co
7.50%, 05/01/2031	206,000	223,170
Anadarko Holding Co
7.15%, 05/15/2028	170,000	175,104
Anadarko Petroleum Corp.
6.38%, 09/15/2017	1,833,000	1,919,552
8.70%, 03/15/2019	664,000	742,049
6.95%, 06/15/2019	2,975,000	3,220,738
4.85%, 03/15/2021	2,572,000	2,619,659
6.45%, 09/15/2036	2,685,000	2,683,062
0.00%, 10/10/2036	4,000,000	1,486,000
4.50%, 07/15/2044	1,432,000	1,123,606
6.60%, 03/15/2046	1,029,000	1,050,772
ANR Pipeline Co
9.63%, 11/01/2021	337,000	434,369
Apache Corp.
6.90%, 09/15/2018	258,000	279,490
3.25%, 04/15/2022	99,000	95,635
5.10%, 09/01/2040	600,000	544,538
4.75%, 04/15/2043	416,000	373,510
Boardwalk Pipelines LP
4.95%, 12/15/2024	257,000	235,122
BP Capital Markets PLC
1.38%, 11/06/2017	229,000	228,278
2.24%, 05/10/2019	400,000	404,930
3.06%, 03/17/2022	757,000	775,626
3.25%, 05/06/2022	262,000	269,186
2.75%, 05/10/2023	262,000	257,068
3.81%, 02/10/2024	4,633,000	4,818,621
3.54%, 11/04/2024	700,000	715,458
3.51%, 03/17/2025	45,000	45,825
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,879,778
4.88%, 02/01/2021	704,000	711,286
4.15%, 07/01/2023	348,000	313,839
4.35%, 10/15/2024	390,000	350,412
5.85%, 11/15/2043	591,000	515,674
Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	60,013
Burlington Resources, Inc.
8.20%, 03/15/2025	206,000	255,654
Cameron International Corp.
3.60%, 04/30/2022	5,900,000	5,992,689
4.00%, 12/15/2023	163,000	166,364
Canadian Natural Resources Ltd
1.75%, 01/15/2018	687,000	669,969
5.90%, 02/01/2018	41,000	42,541
3.45%, 11/15/2021	2,727,000	2,525,469
7.20%, 01/15/2032	41,000	39,571
6.45%, 06/30/2033	675,000	624,704
6.50%, 02/15/2037	118,000	110,455
6.25%, 03/15/2038	478,000	439,770
6.75%, 02/01/2039	1,415,000	1,291,023
Cenovus Energy, Inc.
3.00%, 08/15/2022	5,166,000	4,595,705
6.75%, 11/15/2039	468,000	448,177
4.45%, 09/15/2042	310,000	240,264
CenterPoint Energy Resources Corp.
6.13%, 11/01/2017	55,000	58,266
4.50%, 01/15/2021	103,000	109,624
Chevron Corp.
2.36%, 12/05/2022	315,000	314,975
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP
1.70%, 05/01/2018 (Acquired 07/13/2015 through 07/28/2015, Cost $2,226,293) (2)	2,230,000	2,214,386
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	2,200,000	2,129,512
CNOOC Finance 2015 Australia Pty Ltd
2.63%, 05/05/2020	1,583,000	1,584,953
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	658,921
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/2017	1,000,000	997,946
4.25%, 04/30/2024	1,165,000	1,204,637
Conoco Funding Co
7.25%, 10/15/2031	54,000	59,911
ConocoPhillips
5.20%, 05/15/2018	155,000	163,965
5.75%, 02/01/2019	206,000	223,536
6.00%, 01/15/2020	150,000	166,856
6.50%, 02/01/2039	150,000	166,028
ConocoPhillips Canada Funding Co I
5.63%, 10/15/2016	126,000	128,940
ConocoPhillips Co
2.20%, 05/15/2020	328,000	322,286
4.20%, 03/15/2021	3,277,000	3,418,946
3.35%, 11/15/2024	598,000	577,932
4.95%, 03/15/2026	1,801,000	1,880,961
4.15%, 11/15/2034	608,000	543,397
ConocoPhillips Holding Co
6.95%, 04/15/2029	400,000	450,165
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $5,744,152) (2)	4,960,000	4,860,636
Devon Energy Corp.
1.17%, 12/15/2016	4,000,000	3,920,120
2.25%, 12/15/2018	3,000,000	2,800,311
6.30%, 01/15/2019	1,174,000	1,188,067
3.25%, 05/15/2022	896,000	758,193
7.95%, 04/15/2032	2,500,000	2,542,908
4.75%, 05/15/2042	323,000	236,934
Diamond Offshore Drilling, Inc.
5.70%, 10/15/2039	500,000	343,637
4.88%, 11/01/2043	767,000	505,093
Ecopetrol SA
4.13%, 01/16/2025	383,000	324,593
5.38%, 06/26/2026	537,000	488,240
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,420,244
Encana Corp.
6.50%, 05/15/2019	240,000	238,800
6.50%, 08/15/2034	118,000	100,097
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	118,336
3.60%, 02/01/2023	716,000	621,312
4.75%, 01/15/2026	682,000	625,551
5.15%, 03/15/2045	140,000	108,856
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,921) (2)	557,000	534,555
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,129,000	874,177
5.05%, 04/01/2045	378,000	254,362
Ensco PLC
4.70%, 03/15/2021	500,000	347,950
5.20%, 03/15/2025	422,000	236,847
5.75%, 10/01/2044	333,000	164,835
Enterprise Products Operating LLC
5.25%, 01/31/2020	417,000	451,242
4.05%, 02/15/2022	400,000	416,666
3.35%, 03/15/2023	600,000	597,404
3.90%, 02/15/2024	3,000,000	3,033,432
3.75%, 02/15/2025	515,000	514,278
3.70%, 02/15/2026	304,000	301,825
6.65%, 10/15/2034	672,000	747,684
5.75%, 03/01/2035	1,075,000	1,096,040
5.95%, 02/01/2041	201,000	206,318
4.85%, 08/15/2042	4,000,000	3,709,776
4.90%, 05/15/2046	199,000	191,330
4.95%, 10/15/2054	177,000	153,667
EOG Resources, Inc.
6.88%, 10/01/2018	186,000	205,642
4.10%, 02/01/2021	547,000	578,555
2.63%, 03/15/2023	249,000	236,367
5.10%, 01/15/2036	784,000	809,228
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,737,274
Exxon Mobil Corp.
2.73%, 03/01/2023	1,338,000	1,361,202
4.11%, 03/01/2046	716,000	759,413
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.75%, 02/01/2022	649,000	499,730
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/2019 (Acquired 11/21/2013, Cost $1,997,722) (2)	1,750,000	1,984,062
Gulf South Pipeline Co LP
4.00%, 06/15/2022	2,000,000	1,824,366
Halliburton Co
6.15%, 09/15/2019	77,000	87,068
3.38%, 11/15/2022	305,000	310,475
3.50%, 08/01/2023	1,032,000	1,042,443
3.80%, 11/15/2025	2,500,000	2,501,507
6.70%, 09/15/2038	350,000	421,708
7.45%, 09/15/2039	521,000	655,003
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $350,990) (2)	258,000	303,464
Helmerich & Payne International Drilling Co
4.65%, 03/15/2025	4,710,000	4,742,056
Hess Corp.
7.88%, 10/01/2029	173,000	188,222
5.60%, 02/15/2041	1,606,000	1,432,847
Husky Energy, Inc.
6.20%, 09/15/2017	3,630,000	3,791,201
6.15%, 06/15/2019	119,000	125,464
Kerr-McGee Corp.
6.95%, 07/01/2024	127,000	134,472
7.88%, 09/15/2031	1,191,000	1,301,774
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	515,336
5.00%, 10/01/2021	4,875,000	4,976,181
7.30%, 08/15/2033	1,650,000	1,680,673
6.95%, 01/15/2038	242,000	242,122
6.50%, 09/01/2039	107,000	101,313
7.50%, 11/15/2040	483,000	500,079
Kinder Morgan, Inc./DE
5.30%, 12/01/2034	2,045,000	1,768,301
5.05%, 02/15/2046	1,891,000	1,606,028
Korea National Oil Corp.
3.13%, 04/03/2017 (Acquired 11/26/2014, Cost $203,043) (2)	200,000	203,334
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	230,000
4.25%, 02/01/2021	502,000	525,646
3.20%, 03/15/2025	386,000	369,943
5.15%, 10/15/2043	941,000	880,294
Marathon Oil Corp.
6.00%, 10/01/2017	289,000	292,969
5.90%, 03/15/2018	291,000	291,022
2.80%, 11/01/2022	700,000	570,362
6.60%, 10/01/2037	410,000	337,872
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,228,000	2,192,350
3.63%, 09/15/2024	1,241,000	1,135,257
4.75%, 09/15/2044	1,437,000	1,150,262
Murphy Oil Corp.
4.00%, 06/01/2022	537,000	425,450
Nabors Industries, Inc.
2.35%, 09/15/2016	5,000,000	4,980,615
6.15%, 02/15/2018	118,000	117,469
5.00%, 09/15/2020	595,000	514,421
4.63%, 09/15/2021	1,195,000	1,014,423
National Oilwell Varco, Inc.
1.35%, 12/01/2017	162,000	158,406
Nexen Energy ULC
6.40%, 05/15/2037	408,000	463,006
7.50%, 07/30/2039	4,000,000	5,167,680
Noble Energy, Inc.
8.25%, 03/01/2019	3,626,000	3,991,160
5.63%, 05/01/2021	355,000	356,775
4.15%, 12/15/2021	550,000	549,456
5.25%, 11/15/2043	2,675,000	2,313,241
5.05%, 11/15/2044	386,000	328,841
Noble Holding International Ltd
5.00%, 03/16/2018	158,000	146,763
3.95%, 03/15/2022	90,000	54,900
6.05%, 03/01/2041	500,000	245,000
5.25%, 03/15/2042	64,000	31,850
7.95%, 04/01/2045	254,000	142,494
Occidental Petroleum Corp.
2.60%, 04/15/2022	2,671,000	2,693,987
2.70%, 02/15/2023	100,000	98,750
3.50%, 06/15/2025	455,000	466,173
3.40%, 04/15/2026	246,000	247,918
4.63%, 06/15/2045	158,000	164,962
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $422,801) (2)	425,000	403,219
ONEOK Partners LP
6.15%, 10/01/2016	365,000	374,610
3.20%, 09/15/2018	1,300,000	1,258,548
8.63%, 03/01/2019	353,000	384,104
3.80%, 03/15/2020	515,000	491,314
3.38%, 10/01/2022	485,000	435,376
4.90%, 03/15/2025	2,500,000	2,356,283
6.65%, 10/01/2036	1,050,000	976,897
6.20%, 09/15/2043	2,500,000	2,276,467
Petrobras Global Finance BV
2.00%, 05/20/2016	3,000,000	2,988,900
3.50%, 02/06/2017	537,000	527,978
3.00%, 03/17/2017	1,050,000	1,013,355
3.25%, 03/17/2017	1,000,000	981,250
5.88%, 03/01/2018	4,000,000	3,839,200
7.88%, 03/15/2019	206,000	197,554
5.75%, 01/20/2020	107,000	92,180
4.38%, 05/20/2023	215,000	156,886
Petro-Canada
6.05%, 05/15/2018	263,000	278,191
5.95%, 05/15/2035	350,000	355,561
6.80%, 05/15/2038	330,000	361,728
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,076,805) (2)	5,029,000	4,631,020
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	316,802
5.50%, 02/04/2019 (Acquired 01/28/2016, Cost $1,488,000) (2)	1,488,000	1,558,680
5.50%, 01/21/2021	2,920,000	3,029,500
6.38%, 02/04/2021 (Acquired 01/28/2016, Cost $448,000) (2)	448,000	477,792
4.88%, 01/24/2022	6,000,000	5,955,000
4.88%, 01/18/2024	363,000	355,831
4.25%, 01/15/2025	306,000	283,432
4.50%, 01/23/2026	1,193,000	1,111,280
6.88%, 08/04/2026 (Acquired 01/28/2016, Cost $537,015) (2)	538,000	582,385
6.63%, 06/15/2035	647,000	621,120
6.38%, 01/23/2045	3,002,000	2,782,854
5.63%, 01/23/2046	3,427,000	2,880,051
Phillips 66
2.95%, 05/01/2017	241,000	245,408
4.30%, 04/01/2022	5,736,000	6,110,125
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,516,384
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	213,115
Plains All American Pipeline LP / PAA Finance Corp.
2.60%, 12/15/2019	3,243,000	3,071,669
3.60%, 11/01/2024	1,050,000	905,846
4.65%, 10/15/2025	4,813,000	4,452,915
4.90%, 02/15/2045	875,000	673,988
QEP Resources, Inc.
6.80%, 03/01/2020	107,000	99,644
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	4,859,805
4.50%, 11/01/2023	4,990,000	4,404,414
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $1,773,331) (2)	1,750,000	1,953,721
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $191,372) (2)	215,000	203,175
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (Acquired 12/10/2015, Cost $9,087,150) (2)	9,099,000	9,364,573
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $339,280) (2)	337,000	347,277
3.65%, 12/01/2023	3,754,000	3,899,772
Shell International Finance BV
4.30%, 09/22/2019	310,000	335,434
4.38%, 03/25/2020	885,000	966,478
2.13%, 05/11/2020	699,000	705,945
3.25%, 05/11/2025	7,025,000	7,082,633
4.13%, 05/11/2035	625,000	640,549
6.38%, 12/15/2038	619,000	758,019
Sinopec Group Overseas Development 2012 Ltd
3.90%, 05/17/2022 (Acquired 06/22/2015, Cost $613,897) (2)	600,000	630,782
Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $475,953) (2)	475,000	508,411
Sinopec Group Overseas Development 2014 Ltd
1.75%, 04/10/2017 (Acquired 04/02/2014 through 06/22/2015, Cost $4,396,112) (2)	4,400,000	4,410,296
Sinopec Group Overseas Development 2015 Ltd
2.50%, 04/28/2020 (Acquired 04/21/2015, Cost $8,968,546) (2)	9,000,000	9,040,932
Southern Natural Gas Co LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $156,083) (2)	150,000	154,708
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	566,323
5.65%, 03/01/2020	253,000	260,115
3.30%, 03/15/2023	467,000	413,622
7.50%, 09/15/2038	1,457,000	1,511,630
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	307,245
3.50%, 03/15/2025	787,000	760,458
5.95%, 09/25/2043	207,000	218,239
4.50%, 03/15/2045	3,000,000	2,662,563
Statoil ASA
3.13%, 08/17/2017	304,000	312,123
1.20%, 01/17/2018	221,000	220,502
5.25%, 04/15/2019	382,000	419,994
3.15%, 01/23/2022	237,000	243,593
2.45%, 01/17/2023	280,000	271,548
2.65%, 01/15/2024	663,000	646,167
3.25%, 11/10/2024	508,000	513,876
4.25%, 11/23/2041	193,000	186,944
Suncor Energy, Inc.
6.10%, 06/01/2018	2,333,000	2,494,334
3.60%, 12/01/2024	677,000	670,528
5.95%, 12/01/2034	248,000	249,924
6.50%, 06/15/2038	719,000	773,650
6.85%, 06/01/2039	93,000	103,330
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	416,046
4.25%, 04/01/2024	833,000	764,950
5.95%, 12/01/2025	200,000	201,019
4.95%, 01/15/2043	1,482,000	1,169,406
5.30%, 04/01/2044	200,000	165,022
5.35%, 05/15/2045	633,000	531,756
Talisman Energy, Inc.
7.75%, 06/01/2019	129,000	133,317
TC PipeLines LP
4.38%, 03/13/2025	3,500,000	3,038,088
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $670,825) (2)	714,000	678,132
Tosco Corp.
7.80%, 01/01/2027	392,000	479,545
8.13%, 02/15/2030	361,000	444,755
Total Capital International SA
1.50%, 02/17/2017	218,000	219,016
1.55%, 06/28/2017	581,000	583,389
2.75%, 06/19/2021	900,000	926,409
2.70%, 01/25/2023	144,000	143,435
3.75%, 04/10/2024	229,000	241,044
TransCanada PipeLines Ltd
1.63%, 11/09/2017	3,081,000	3,086,731
1.88%, 01/12/2018	205,000	204,733
6.50%, 08/15/2018	196,000	212,390
7.13%, 01/15/2019	273,000	303,159
4.88%, 01/15/2026	5,792,000	6,120,435
6.20%, 10/15/2037	155,000	163,286
7.25%, 08/15/2038	217,000	251,295
Transocean, Inc.
6.50%, 11/15/2020	200,000	140,000
7.13%, 12/15/2021	697,000	470,475
4.30%, 10/15/2022	287,000	158,568
7.50%, 04/15/2031	52,000	27,040
8.10%, 12/15/2041	153,000	79,177
Ultramar Diamond Shamrock Corp.
7.20%, 10/15/2017	1,800,000	1,914,898
Union Electric Co
3.65%, 04/15/2045	1,370,000	1,336,257
Valero Energy Corp.
6.63%, 06/15/2037	5,000,000	5,424,480
Western Gas Partners LP
5.45%, 04/01/2044	680,000	540,367
Williams Cos, Inc./The
5.75%, 06/24/2044	2,500,000	1,662,500
Williams Partners LP
5.25%, 03/15/2020	3,410,000	3,268,928
4.30%, 03/04/2024	2,500,000	2,079,795
6.30%, 04/15/2040	333,000	276,059
4.90%, 01/15/2045	1,886,000	1,352,983
Woodside Finance Ltd
3.65%, 03/05/2025 (Acquired 02/26/2015, Cost $3,298,249) (2)	3,300,000	3,066,848
		345,897,053

Financials - 13.67%
Abbey National Treasury Services PLC/London
2.38%, 03/16/2020	7,325,000	7,329,336
ABN AMRO Bank NV
1.80%, 06/04/2018 (Acquired 05/28/2015, Cost $1,593,290) (2)	1,594,000	1,592,119
2.50%, 10/30/2018 (Acquired 10/28/13 through 11/15/13, Cost $6,558,948) (2)	6,542,000	6,631,455
2.45%, 06/04/2020 (Acquired 05/28/2015, Cost $1,996,290) (2)	2,000,000	2,012,654
4.75%, 07/28/2025 (Acquired 07/21/2015, Cost $230,414) (2)	231,000	232,672
ACE INA Holdings, Inc.
2.30%, 11/03/2020	7,000,000	7,119,546
2.88%, 11/03/2022	312,000	322,045
2.70%, 03/13/2023	300,000	303,251
3.15%, 03/15/2025	3,409,000	3,508,025
3.35%, 05/03/2026	2,070,000	2,160,674
4.35%, 11/03/2045	305,000	332,495
AIA Group Ltd
3.20%, 03/11/2025 (Acquired 03/04/2015, Cost $9,274,522) (2)	9,545,000	9,607,987
4.50%, 03/16/2046 (Acquired 03/09/2016, Cost $1,298,364) (2)	1,315,000	1,329,870
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,755) (2)	453,000	452,394
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,172,150) (2)	955,000	1,185,751
Allstate Corp./The
3.15%, 06/15/2023	420,000	431,949
Ally Financial, Inc.
2.75%, 01/30/2017	5,000,000	4,975,000
8.00%, 12/31/2018	43,000	46,763
3.50%, 01/27/2019	1,000,000	985,000
American Express Centurion Bank
6.00%, 09/13/2017	506,000	537,323
American Express Co
7.00%, 03/19/2018	284,000	311,797
American Express Credit Corp.
2.38%, 03/24/2017	287,000	290,381
1.80%, 07/31/2018	456,000	458,036
1.88%, 11/05/2018	831,000	836,255
2.13%, 03/18/2019	637,000	644,606
2.25%, 08/15/2019	500,000	506,336
2.38%, 05/26/2020	644,000	653,794
2.60%, 09/14/2020	333,000	341,218
American Honda Finance Corp.
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $427,238) (2)	425,000	430,026
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $300,512) (2)	302,000	303,859
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,928,760
4.13%, 02/15/2024	879,000	916,274
3.75%, 07/10/2025	444,000	443,666
3.90%, 04/01/2026	2,144,000	2,151,997
3.88%, 01/15/2035	376,000	335,948
4.80%, 07/10/2045	2,125,000	2,095,722
8.18%, 05/15/2058	107,000	132,948
American Tower Corp.
3.50%, 01/31/2023	341,000	344,332
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,826) (2)	396,000	395,708
3.07%, 03/15/2023 (Acquired 12/05/2014, Cost $2,879,817) (2)	2,900,000	2,900,050
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	250,491
4.00%, 10/15/2023	650,000	687,407
Ameritech Capital Funding Corp.
9.10%, 06/01/2016	83,490	84,341
6.45%, 01/15/2018	321,000	345,741
AmSouth Bancorp
6.75%, 11/01/2025	527,000	618,558
ANZ New Zealand Int'l Ltd/London
1.75%, 03/29/2018 (Acquired 03/24/2015, Cost $2,436,777) (2)	2,437,000	2,437,504
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,648,285) (2)	3,650,000	3,688,442
2.85%, 08/06/2020 (Acquired 07/30/2015, Cost $249,818) (2)	250,000	256,311
Aon Corp.
3.13%, 05/27/2016	256,000	256,864
6.25%, 09/30/2040	172,000	200,533
Aon PLC
4.00%, 11/27/2023	5,000,000	5,167,350
3.50%, 06/14/2024	815,000	819,118
3.88%, 12/15/2025	500,000	509,590
Australia & New Zealand Banking Group Ltd
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,036,698) (2)	1,028,000	1,037,337
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $318,307) (2)	296,000	330,224
Australia & New Zealand Banking Group Ltd/New York NY
1.45%, 05/15/2018	640,000	639,462
AXIS Specialty Finance PLC
2.65%, 04/01/2019	2,890,000	2,890,272
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	46,686
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (Acquired 01/25/2016, Cost $6,546,898) (2)	6,350,000	6,657,010
2.38%, 03/16/2026 (Acquired 03/08/2016, Cost $5,070,276) (2)	5,090,000	5,158,098
Bank of America Corp.
6.50%, 08/01/2016	515,000	523,863
5.63%, 10/14/2016	670,000	685,600
6.40%, 08/28/2017	2,293,000	2,437,406
5.75%, 12/01/2017	480,000	510,108
2.00%, 01/11/2018	1,893,000	1,901,000
6.88%, 04/25/2018	843,000	925,743
5.65%, 05/01/2018	825,000	885,722
1.95%, 05/12/2018	3,913,000	3,918,016
6.88%, 11/15/2018	1,500,000	1,678,413
2.60%, 01/15/2019	1,363,000	1,386,296
2.65%, 04/01/2019	1,400,000	1,424,849
7.63%, 06/01/2019	360,000	419,040
2.25%, 04/21/2020	750,000	745,838
5.63%, 07/01/2020	2,625,000	2,949,747
2.63%, 10/19/2020	2,500,000	2,518,478
5.88%, 01/05/2021	15,340,000	17,547,978
5.00%, 05/13/2021	1,830,000	2,031,015
3.30%, 01/11/2023	5,843,000	5,893,793
4.10%, 07/24/2023	217,000	228,962
4.13%, 01/22/2024	1,600,000	1,695,499
4.00%, 04/01/2024	2,390,000	2,507,985
4.20%, 08/26/2024	5,765,000	5,869,260
4.00%, 01/22/2025	654,000	655,265
3.95%, 04/21/2025	5,201,000	5,180,050
3.88%, 08/01/2025	621,000	646,101
4.45%, 03/03/2026	10,076,000	10,404,175
4.25%, 10/22/2026	544,000	553,192
6.11%, 01/29/2037	3,580,000	4,117,476
7.75%, 05/14/2038	137,000	187,196
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,372,311
2.05%, 12/07/2018	10,128,000	10,205,034
Bank of Montreal
1.40%, 09/11/2017	201,000	201,586
2.38%, 01/25/2019	215,000	219,160
2.55%, 11/06/2022	878,000	889,291
Bank of New York Mellon Corp./The
4.60%, 01/15/2020	387,000	423,419
2.60%, 08/17/2020	663,000	683,112
2.45%, 11/27/2020	247,000	252,041
2.50%, 04/15/2021	215,000	219,347
3.55%, 09/23/2021	355,000	378,643
3.65%, 02/04/2024	93,000	98,548
3.25%, 09/11/2024	650,000	669,860
3.00%, 02/24/2025	5,360,000	5,427,434
Bank of Nova Scotia/The
1.45%, 04/25/2018	867,000	866,317
1.70%, 06/11/2018	2,825,000	2,831,893
1.85%, 04/14/2020	1,900,000	1,893,103
2.45%, 03/22/2021	2,149,000	2,162,448
Bank of Tokyo-Mitsubishi UFJ Ltd/The
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $986,676) (2)	980,000	988,335
2.15%, 09/14/2018 (Acquired 09/08/2015, Cost $349,917) (2)	350,000	351,883
2.30%, 03/10/2019 (Acquired 03/04/2014 through 06/26/2015, Cost $5,519,534) (2)	5,525,000	5,572,675
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,921) (2)	340,000	342,876
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $244,846) (2)	239,000	258,651
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,209,013) (2)	3,215,000	3,405,106
BanPonce Trust I
8.33%, 02/01/2027	234,000	200,563
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,649,305) (2)	1,650,000	1,654,566
Barclays Bank PLC
5.00%, 09/22/2016	114,000	116,065
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $278,294) (2)	275,000	278,137
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $402,263) (2)	382,000	404,375
Barclays PLC
2.00%, 03/16/2018	2,915,000	2,863,139
3.25%, 01/12/2021	1,743,000	1,735,531
3.65%, 03/16/2025	2,522,000	2,364,771
4.38%, 01/12/2026	3,514,000	3,448,359
5.25%, 08/17/2045	413,000	414,748
BB&T Corp.
1.60%, 08/15/2017	384,000	384,555
6.85%, 04/30/2019	170,000	194,582
5.25%, 11/01/2019	284,000	311,612
2.63%, 06/29/2020	1,100,000	1,124,061
Bear Stearns Cos LLC/The
7.25%, 02/01/2018	4,806,000	5,278,982
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	268,000	279,368
5.75%, 01/15/2040	134,000	168,152
4.40%, 05/15/2042	1,524,000	1,649,768
4.30%, 05/15/2043	322,000	340,530
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	662,500
3.40%, 01/31/2022	1,798,000	1,924,484
2.75%, 03/15/2023	7,844,000	8,002,033
3.13%, 03/15/2026	11,715,000	12,041,333
BlackRock, Inc.
5.00%, 12/10/2019	484,000	541,623
4.25%, 05/24/2021	475,000	525,895
3.38%, 06/01/2022	493,000	525,898
3.50%, 03/18/2024	405,000	429,455
Blackstone Holdings Finance Co LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,578,273) (2)	1,445,000	1,675,089
4.45%, 07/15/2045 (Acquired 04/22/2015 through 04/23/2015, Cost $168,868) (2)	170,000	160,570
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,398,893
3.25%, 03/03/2023	430,000	443,252
4.38%, 09/28/2025 (Acquired 09/21/2015, Cost $1,783,602) (2)	1,800,000	1,793,389
BNZ International Funding Ltd/London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,885) (2)	516,000	518,909
Boston Properties LP
4.13%, 05/15/2021	2,975,000	3,189,429
3.65%, 02/01/2026	3,711,000	3,837,812
BPCE SA
1.47%, 02/10/2017	306,000	306,748
1.63%, 01/26/2018	1,300,000	1,298,517
2.50%, 12/10/2018	2,500,000	2,544,860
2.50%, 07/15/2019	1,000,000	1,011,384
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,733,176) (2)	3,645,000	3,860,831
4.88%, 04/01/2026 (Acquired 03/29/2016, Cost $593,970) (2)	600,000	595,021
Branch Banking & Trust Co
5.63%, 09/15/2016	480,000	489,013
0.92%, 05/23/2017	2,500,000	2,492,182
Caisse Centrale Desjardins
1.28%, 01/29/2018 (Acquired 01/26/2015, Cost $7,000,000) (2)	7,000,000	6,978,314
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,996,950
3.38%, 02/15/2023	2,164,000	2,181,349
Capital One Financial Corp.
2.45%, 04/24/2019	353,000	356,838
4.75%, 07/15/2021	7,058,000	7,737,876
3.50%, 06/15/2023	942,000	953,649
3.75%, 04/24/2024	2,580,000	2,655,769
3.20%, 02/05/2025	350,000	346,642
4.20%, 10/29/2025	440,000	445,700
Capital One NA/Mclean VA
1.30%, 02/05/2018	3,000,000	2,986,047
1.65%, 02/05/2018	4,640,000	4,607,088
2.95%, 07/23/2021	4,120,000	4,149,277
CDP Financial, Inc.
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $332,861) (2)	310,000	340,789
Charles Schwab Corp./The
3.23%, 09/01/2022	165,000	172,615
Chubb Corp./The
5.75%, 05/15/2018	117,000	128,709
CIT Group, Inc.
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,381,467) (2)	1,300,000	1,366,625
Citigroup, Inc.
1.70%, 04/27/2018	1,500,000	1,494,783
1.75%, 05/01/2018	800,000	797,909
2.15%, 07/30/2018	658,000	661,439
2.05%, 12/07/2018	3,600,000	3,615,714
2.40%, 02/18/2020	2,500,000	2,507,143
2.70%, 03/30/2021	5,349,000	5,390,465
4.50%, 01/14/2022	10,000,000	10,953,150
3.50%, 05/15/2023	5,000,000	5,000,670
3.88%, 10/25/2023	972,000	1,018,257
3.75%, 06/16/2024	4,508,000	4,671,203
4.40%, 06/10/2025	10,157,000	10,361,643
5.50%, 09/13/2025	494,000	540,817
3.70%, 01/12/2026	10,200,000	10,472,279
4.60%, 03/09/2026	3,102,000	3,182,022
4.30%, 11/20/2026	1,570,000	1,563,181
6.63%, 01/15/2028	387,000	486,247
8.13%, 07/15/2039	164,000	242,663
5.88%, 01/30/2042	212,000	255,183
4.65%, 07/30/2045	222,000	232,554
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	7,990,960
Citizens Financial Group, Inc.
4.30%, 12/03/2025	343,000	355,272
CME Group, Inc./IL
3.00%, 09/15/2022	1,135,000	1,177,373
3.00%, 03/15/2025	838,000	849,647
5.30%, 09/15/2043	115,000	137,543
CNA Financial Corp.
7.35%, 11/15/2019	700,000	808,203
7.25%, 11/15/2023	7,470,000	8,816,759
3.95%, 05/15/2024	523,000	520,064
Comerica Bank
2.50%, 06/02/2020	8,000,000	8,034,992
Comerica, Inc.
3.80%, 07/22/2026	984,000	955,103
Commonwealth Bank of Australia
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $843,821) (2)	836,000	847,931
4.50%, 12/09/2025 (Acquired 12/02/2015, Cost $776,430) (2)	778,000	787,818
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/2019	2,750,000	2,774,541
Compass Bank
3.88%, 04/10/2025	840,000	788,180
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/2017	258,000	262,618
3.88%, 02/08/2022	5,323,000	5,680,599
4.38%, 08/04/2025	316,000	326,731
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,765) (2)	361,000	410,314
Cooperatieve Rabobank UA
4.63%, 12/01/2023	400,000	422,395
Cooperatieve Rabobank UA/NY
2.50%, 01/19/2021	6,397,000	6,461,194
Countrywide Financial Corp.
6.25%, 05/15/2016	1,461,000	1,469,297
Credit Agricole SA
1.48%, 10/03/2016 (Acquired 10/28/2013, Cost $751,381) (2)	750,000	751,526
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,228) (2)	107,000	104,860
Credit Suisse Group Funding Guernsey Ltd
2.75%, 03/26/2020	3,541,000	3,495,696
3.80%, 09/15/2022	4,113,000	4,094,677
4.88%, 05/15/2045	250,000	238,237
Credit Suisse/New York NY
1.75%, 01/29/2018	375,000	375,708
2.30%, 05/28/2019	2,413,000	2,436,351
5.30%, 08/13/2019	169,000	185,505
3.00%, 10/29/2021	1,265,000	1,290,988
3.63%, 09/09/2024	560,000	568,030
Dai-ichi Life Insurance Co Ltd/The
5.10%, 10/29/2049 (Acquired 10/23/2014, Cost $695,000) (2)	695,000	750,600
Danske Bank A/S
2.80%, 03/10/2021 (Acquired 03/07/2016, Cost $1,085,752) (2)	1,086,000	1,103,057
Deutsche Bank AG
2.95%, 08/20/2020	1,140,000	1,144,858
3.13%, 01/13/2021	2,000,000	1,989,308
4.10%, 01/13/2026	850,000	837,947
Deutsche Bank AG/London
6.00%, 09/01/2017	901,000	948,358
1.88%, 02/13/2018	2,429,000	2,413,811
2.50%, 02/13/2019	6,000,000	6,074,406
3.70%, 05/30/2024	3,610,000	3,565,012
Discover Bank/Greenwood DE
3.10%, 06/04/2020	8,000,000	8,061,688
3.20%, 08/09/2021	1,600,000	1,599,009
4.20%, 08/08/2023	6,711,000	7,017,344
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,843,353
Duke Realty LP
4.38%, 06/15/2022	344,000	362,370
Equity Commonwealth
6.65%, 01/15/2018	401,000	421,471
5.88%, 09/15/2020	1,393,000	1,515,851
ERP Operating LP
2.38%, 07/01/2019	646,000	650,377
4.63%, 12/15/2021	260,000	289,441
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	153,672
2.88%, 07/27/2020	3,007,000	3,048,918
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,112,148
First Tennessee Bank NA
5.65%, 04/01/2016	1,344,000	1,344,000
2.95%, 12/01/2019	5,000,000	5,013,430
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,422) (2)	250,000	258,232
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $298,173) (2)	258,000	320,636
Ford Motor Credit Co LLC
4.21%, 04/15/2016	345,000	345,307
1.87%, 05/09/2016	332,000	332,252
3.00%, 06/12/2017	905,000	917,001
6.63%, 08/15/2017	3,473,000	3,684,040
1.68%, 09/08/2017	944,000	940,167
1.72%, 12/06/2017	2,000,000	1,985,420
2.38%, 03/12/2019	2,672,000	2,688,468
2.60%, 11/04/2019	1,800,000	1,808,354
4.25%, 09/20/2022	397,000	424,876
GE Capital International Funding Co
0.96%, 04/15/2016 (Acquired 01/06/2015, Cost $3,477,123) (2)	3,483,000	3,483,191
2.34%, 11/15/2020 (Acquired 10/28/2013 through 07/28/2015, Cost $11,270,067) (2)	11,841,000	12,141,134
3.37%, 11/15/2025 (Acquired 10/28/2013 through 07/15/2015, Cost $2,648,814) (2)	2,789,000	2,977,520
4.42%, 11/15/2035 (Acquired 10/28/2013 through 04/08/2014 , Cost $9,234,067) (2)	10,513,000	11,378,052
General Electric Capital Corp.
0.79%, 02/15/2017	361,000	360,702
5.40%, 02/15/2017	155,000	161,157
2.30%, 04/27/2017	790,000	800,784
1.60%, 11/20/2017	328,000	331,196
6.00%, 08/07/2019	157,000	181,039
2.10%, 12/11/2019	152,000	155,647
5.50%, 01/08/2020	581,000	666,667
2.20%, 01/09/2020	161,000	165,784
5.55%, 05/04/2020	191,000	220,013
4.38%, 09/16/2020	426,000	475,331
4.63%, 01/07/2021	2,862,000	3,237,512
5.30%, 02/11/2021	184,000	213,780
3.15%, 09/07/2022	554,000	590,826
3.10%, 01/09/2023	516,000	546,562
6.75%, 03/15/2032	274,000	374,404
5.88%, 01/14/2038	196,000	255,679
6.88%, 01/10/2039	2,782,000	4,036,401
Genworth Holdings, Inc.
4.90%, 08/15/2023	161,000	119,543
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	147,848
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	1,711,000	1,835,054
6.15%, 04/01/2018	2,084,000	2,254,721
2.63%, 01/31/2019	263,000	268,248
7.50%, 02/15/2019	3,617,000	4,167,012
2.55%, 10/23/2019	1,000,000	1,016,013
5.38%, 03/15/2020	2,367,000	2,627,431
2.60%, 04/23/2020	1,328,000	1,339,434
6.00%, 06/15/2020	1,514,000	1,726,740
2.75%, 09/15/2020	396,000	402,143
5.25%, 07/27/2021	694,000	781,545
5.75%, 01/24/2022	17,947,000	20,716,061
3.63%, 01/22/2023	3,915,000	4,039,192
3.85%, 07/08/2024	723,000	747,341
3.50%, 01/23/2025	6,509,000	6,572,463
3.75%, 05/22/2025	288,000	294,909
3.75%, 02/25/2026	9,638,000	9,861,977
6.75%, 10/01/2037	4,938,000	5,876,452
5.15%, 05/22/2045	128,000	130,069
Great-West Life & Annuity Insurance Capital LP II
7.15%, 05/16/2046 (Acquired 10/28/2013, Cost $301,769) (2)	301,000	284,069
Guardian Life Insurance Co of America/The
7.38%, 09/30/2039 (Acquired 08/27/2015, Cost $5,304,256) (2)	4,083,000	5,164,383
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	5,057,469
5.13%, 04/15/2022	5,500,000	6,154,538
8.13%, 06/15/2038	236,000	251,930
HCP, Inc.
2.63%, 02/01/2020	474,000	467,648
4.20%, 03/01/2024	241,000	237,954
3.88%, 08/15/2024	1,507,000	1,455,055
3.40%, 02/01/2025	662,000	609,419
Highmark, Inc.
4.75%, 05/15/2021 (Acquired 10/30/2013 through 11/20/2013, Cost $3,331,570) (2)	3,322,000	3,400,203
HSBC Bank PLC
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $936,105) (2)	944,000	940,739
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $643,292) (2)	615,000	658,695
4.75%, 01/19/2021 (Acquired 10/28/2013, Cost $1,482,107) (2)	1,382,000	1,523,095
HSBC Finance Corp.
1.07%, 06/01/2016	2,605,000	2,604,289
6.68%, 01/15/2021	2,500,000	2,873,120
7.35%, 11/27/2032	32,000	37,857
HSBC Holdings PLC
3.40%, 03/08/2021	6,086,000	6,211,591
4.88%, 01/14/2022	743,000	813,234
4.00%, 03/30/2022	1,494,000	1,570,927
4.25%, 03/14/2024	1,795,000	1,814,327
4.25%, 08/18/2025	587,000	579,768
4.30%, 03/08/2026	2,976,000	3,069,030
6.50%, 09/15/2037	226,000	265,497
6.10%, 01/14/2042	743,000	927,470
HSBC USA, Inc.
1.63%, 01/16/2018	769,000	767,519
2.35%, 03/05/2020	1,256,000	1,243,684
2.75%, 08/07/2020	247,000	248,249
5.00%, 09/27/2020	3,000,000	3,238,182
9.13%, 05/15/2021	75,000	94,767
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	228,337
Huntington National Bank/The
2.00%, 06/30/2018	440,000	440,629
2.20%, 11/06/2018	3,328,000	3,342,277
2.88%, 08/20/2020	4,534,000	4,553,696
Hyundai Capital Services, Inc.
4.38%, 07/27/2016 (Acquired 10/28/2013, Cost $2,388,091) (2)	2,367,000	2,391,574
3.50%, 09/13/2017 (Acquired 10/28/2013, Cost $4,764,041) (2)	4,650,000	4,757,862
Industrial & Commercial Bank of China Ltd/New York
2.35%, 11/13/2017	676,000	681,565
ING Bank NV
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,391,779) (2)	1,369,000	1,399,447
2.00%, 11/26/2018 (Acquired 11/17/2015, Cost $4,259,026) (2)	4,269,000	4,281,969
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,145,368) (2)	1,150,000	1,167,909
2.45%, 03/16/2020 (Acquired 03/10/2015, Cost $1,997,003) (2)	2,000,000	2,014,996
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,019,827) (2)	4,800,000	5,232,312
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	243,000	247,460
4.00%, 10/15/2023	578,000	603,848
Invesco Finance PLC
4.00%, 01/30/2024	2,889,000	3,042,553
3.75%, 01/15/2026	4,249,000	4,429,838
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $320,105) (2)	310,000	328,036
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $224,901) (2)	225,000	225,613
Jefferies Group LLC
5.13%, 04/13/2018	1,534,000	1,590,054
6.88%, 04/15/2021	1,385,000	1,559,955
5.13%, 01/20/2023	2,600,000	2,610,210
6.45%, 06/08/2027	578,000	605,339
6.25%, 01/15/2036	155,000	149,673
John Deere Capital Corp.
2.25%, 04/17/2019	5,000,000	5,105,375
1.70%, 01/15/2020	123,000	122,746
3.15%, 10/15/2021	257,000	270,615
2.80%, 01/27/2023	373,000	378,120
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $863,568) (2)	731,000	890,845
JPMorgan Chase & Co
2.20%, 10/22/2019	2,000,000	2,034,954
2.25%, 01/23/2020	3,733,000	3,763,849
4.25%, 10/15/2020	64,000	69,307
4.35%, 08/15/2021	10,000,000	10,943,400
3.38%, 05/01/2023	3,800,000	3,817,085
3.13%, 01/23/2025	4,000,000	4,015,688
3.30%, 04/01/2026	11,229,000	11,322,897
5.60%, 07/15/2041	494,000	606,749
4.95%, 06/01/2045	5,575,000	5,885,907
Kemper Corp.
6.00%, 05/15/2017	5,000,000	5,175,830
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	574,184
KeyCorp.
2.90%, 09/15/2020	280,000	284,706
5.10%, 03/24/2021	211,000	233,599
KFW
2.75%, 10/01/2020	8,095,000	8,554,788
Korea Development Bank/The
1.25%, 01/22/2017	5,125,000	5,125,072
LeasePlan Corp. NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 12/27/2013, Cost $9,218,435) (2)	9,206,000	9,126,884
2.88%, 01/22/2019 (Acquired 10/14/2015, Cost $724,593) (2)	725,000	722,521
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	814,907
4.75%, 03/15/2026	267,000	270,841
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $369,529) (2)	351,000	380,771
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,534) (2)	322,000	331,985
6.50%, 03/15/2035 (Acquired 11/19/2013, Cost $4,416,056) (2)	4,000,000	4,669,256
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $402,801) (2)	269,000	394,085
Liberty Mutual Insurance Co
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $884,873) (2)	700,000	883,536
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,314) (2)	100,000	125,157
Lincoln National Corp.
8.75%, 07/01/2019	5,000,000	5,976,305
4.85%, 06/24/2021	168,000	182,514
4.20%, 03/15/2022	705,000	740,935
7.00%, 06/15/2040	6,460,000	7,881,749
6.05%, 04/20/2067	121,000	78,650
Lloyds Bank PLC
1.75%, 03/16/2018	1,106,000	1,104,871
1.75%, 05/14/2018	3,200,000	3,193,034
2.00%, 08/17/2018	300,000	300,923
2.30%, 11/27/2018	1,075,000	1,083,948
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $188,488) (2)	172,000	194,071
2.40%, 03/17/2020	5,000,000	5,017,405
3.50%, 05/14/2025	7,735,000	8,004,232
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,043,001
Macquarie Bank Ltd
1.60%, 10/27/2017 (Acquired 10/22/2014, Cost $2,820,310) (2)	2,829,000	2,818,705
2.60%, 06/24/2019 (Acquired 06/16/2014, Cost $1,093,672) (2)	1,093,000	1,103,508
2.40%, 01/21/2020 (Acquired 01/14/2015, Cost $1,597,283) (2)	1,600,000	1,601,541
2.85%, 07/29/2020 (Acquired 07/23/2015, Cost $399,515) (2)	400,000	406,897
4.00%, 07/29/2025 (Acquired 07/23/2015, Cost $499,306) (2)	500,000	509,966
Macquarie Group Ltd
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,983,405) (2)	6,000,000	6,081,666
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $506,133) (2)	475,000	523,745
6.25%, 01/14/2021 (Acquired 10/28/2013, Cost $1,195,995) (2)	1,111,000	1,252,116
Manufacturers & Traders Trust Co
6.63%, 12/04/2017	464,000	500,774
Manulife Financial Corp.
4.90%, 09/17/2020	225,000	245,006
Markel Corp.
7.13%, 09/30/2019	3,780,000	4,348,085
5.00%, 04/05/2046	1,265,000	1,273,026
Marsh & McLennan Cos, Inc.
2.30%, 04/01/2017	269,000	271,002
2.35%, 03/06/2020	3,769,000	3,798,677
4.80%, 07/15/2021	5,000,000	5,520,055
3.50%, 03/10/2025	580,000	589,948
Massachusetts Mutual Life Insurance Co
7.63%, 11/15/2023 (Acquired 10/30/2014, Cost $682,667) (2)	550,000	679,708
8.88%, 06/01/2039 (Acquired 10/28/2013 through 12/02/2013, Cost $7,963,853) (2)	5,548,000	8,044,533
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $212,793) (2)	203,000	222,724
MassMutual Global Funding II
3.13%, 04/14/2016 (Acquired 10/28/2013, Cost $280,207) (2)	280,000	280,170
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $364,485) (2)	386,000	385,242
MBIA Insurance Corp.
11.88%, 01/15/2033 (Acquired 10/28/2013, Cost $63,107) (2)	86,000	29,670
MetLife, Inc.
6.82%, 08/15/2018	84,000	93,689
7.72%, 02/15/2019	118,000	136,977
4.37%, 09/15/2023	7,200,000	7,894,483
6.50%, 12/15/2032	56,000	69,340
4.88%, 11/13/2043	3,000,000	3,197,358
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (Acquired 12/19/2014, Cost $12,069,398) (2)	12,050,000	12,069,123
1.50%, 01/10/2018 (Acquired 10/28/2013, Cost $1,386,567) (2)	1,392,000	1,394,090
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,419,088) (2)	1,373,000	1,436,390
2.30%, 04/10/2019 (Acquired 04/07/2014, Cost $226,259) (2)	225,000	228,946
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,512,972) (2)	1,480,000	1,580,390
3.00%, 01/10/2023 (Acquired 01/03/2013, Cost $399,256) (2)	407,000	411,363
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	337,044
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $373,565) (2)	376,000	376,116
1.80%, 03/26/2018 (Acquired 03/19/2015, Cost $604,471) (2)	605,000	605,772
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,996,192) (2)	3,000,000	3,047,646
2.40%, 03/26/2020 (Acquired 03/19/2015, Cost $4,994,920) (2)	5,000,000	4,999,320
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,247,909) (2)	1,250,000	1,305,076
Morgan Stanley
5.95%, 12/28/2017	110,000	117,735
6.63%, 04/01/2018	994,000	1,086,106
7.30%, 05/13/2019	2,257,000	2,598,112
2.38%, 07/23/2019	450,000	454,826
5.63%, 09/23/2019	2,302,000	2,562,137
2.65%, 01/27/2020	750,000	761,360
2.80%, 06/16/2020	1,282,000	1,306,202
5.50%, 07/24/2020	774,000	870,547
5.75%, 01/25/2021	11,635,000	13,323,204
5.50%, 07/28/2021	2,692,000	3,073,647
4.88%, 11/01/2022	1,895,000	2,060,394
3.75%, 02/25/2023	600,000	625,361
4.10%, 05/22/2023	1,645,000	1,696,989
3.88%, 04/29/2024	1,350,000	1,416,563
3.70%, 10/23/2024	1,167,000	1,206,794
4.00%, 07/23/2025	5,174,000	5,412,501
5.00%, 11/24/2025	4,306,000	4,662,067
4.35%, 09/08/2026	430,000	442,715
3.95%, 04/23/2027	7,343,000	7,354,477
6.38%, 07/24/2042	2,000,000	2,620,478
4.30%, 01/27/2045	459,000	462,002
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	265,262
National Australia Bank Ltd
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $726,304) (2)	722,000	727,038
1.06%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (2)	5,000,000	5,005,685
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,081,312) (2)	2,064,000	2,080,820
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,060,957
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	3,522,000	4,295,724
2.70%, 02/15/2023	2,929,000	2,976,016
8.00%, 03/01/2032	791,000	1,129,996
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (Acquired 02/05/2015, Cost $2,239,368) (2)	2,000,000	2,193,674
Nationwide Mutual Insurance Co
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $379,086) (2)	300,000	413,658
9.38%, 08/15/2039 (Acquired 10/28/2013, Cost $9,569,917) (2)	6,433,000	9,486,025
Navient Corp.
5.63%, 08/01/2033	54,000	38,070
New York Life Global Funding
2.10%, 01/02/2019 (Acquired 12/05/2013, Cost $8,143,473) (2)	8,150,000	8,292,348
2.15%, 06/18/2019 (Acquired 06/11/2014 through 06/10/2015, Cost $1,911,981) (2)	1,912,000	1,945,489
Nippon Life Insurance Co
5.10%, 10/16/2044 (Acquired 10/09/2014, Cost $5,020,000) (2)	5,020,000	5,358,850
Nomura Holdings, Inc.
2.00%, 09/13/2016	6,972,000	6,992,867
6.70%, 03/04/2020	5,300,000	6,117,949
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $592,761) (2)	584,000	595,054
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $256,008) (2)	258,000	257,853
1.88%, 09/17/2018 (Acquired 09/09/2015, Cost $4,823,924) (2)	4,835,000	4,853,581
2.50%, 09/17/2020 (Acquired 09/09/2015, Cost $449,039) (2)	450,000	455,824
4.25%, 09/21/2022 (Acquired 12/03/2015, Cost $656,053) (2)	640,000	671,245
Northern Trust Corp.
3.95%, 10/30/2025	6,915,000	7,462,350
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $420,740) (2)	413,000	427,082
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $731,233) (2)	526,000	759,187
Pemex Finance Ltd
10.61%, 08/15/2017	120,750	128,375
People's United Bank NA
4.00%, 07/15/2024	1,220,000	1,201,329
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,550,187
4.20%, 11/01/2025	322,000	357,143
PNC Financial Services Group, Inc./The
2.85%, 11/09/2022	575,000	581,028
3.90%, 04/29/2024	2,090,000	2,199,084
PNC Funding Corp.
2.70%, 09/19/2016	133,000	133,922
5.63%, 02/01/2017	127,000	131,361
6.70%, 06/10/2019	423,000	483,820
5.13%, 02/08/2020	588,000	655,330
4.38%, 08/11/2020	468,000	512,844
Pricoa Global Funding I
1.90%, 09/21/2018 (Acquired 09/14/2015, Cost $1,914,303) (2)	1,915,000	1,920,262
Principal Financial Group, Inc.
8.88%, 05/15/2019	810,000	962,504
3.40%, 05/15/2025	7,000,000	6,929,797
Private Export Funding Corp.
1.88%, 07/15/2018	975,000	992,408
4.38%, 03/15/2019	970,000	1,060,929
2.80%, 05/15/2022	1,200,000	1,264,207
3.55%, 01/15/2024	2,489,000	2,731,929
Prologis LP
4.25%, 08/15/2023	295,000	319,594
3.75%, 11/01/2025	177,000	184,772
Protective Life Corp.
7.38%, 10/15/2019	854,000	993,238
Protective Life Global Funding
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $4,995,891) (2)	5,000,000	5,081,695
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	658,321
6.63%, 06/21/2040	4,195,000	5,151,062
Prudential Insurance Co of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013, Cost $2,151,785) (2)	1,691,000	2,184,008
Realty Income Corp.
2.00%, 01/31/2018	4,700,000	4,718,433
3.25%, 10/15/2022	1,490,000	1,470,976
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,071,550
2.25%, 09/14/2018	1,400,000	1,397,801
Regions Financial Corp.
3.20%, 02/08/2021	5,000,000	5,043,770
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (Acquired 10/13/2015, Cost $3,997,542) (2)	4,000,000	4,007,136
2.38%, 05/04/2020 (Acquired 04/27/2015, Cost $5,984,916) (2)	6,000,000	5,955,510
3.05%, 01/20/2021 (Acquired 01/12/2016, Cost $527,416) (2)	528,000	536,721
Royal Bank of Canada
1.20%, 09/19/2017	727,000	726,280
2.20%, 07/27/2018	155,000	157,273
2.00%, 10/01/2018	1,231,000	1,246,386
1.88%, 02/05/2020	1,100,000	1,105,760
2.10%, 10/14/2020	1,785,000	1,801,565
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,435,029
Santander Issuances SAU
5.18%, 11/19/2025	2,510,000	2,433,101
Santander UK Group Holdings PLC
3.13%, 01/08/2021	308,000	309,801
Santander UK PLC
5.00%, 11/07/2023 (Acquired 10/31/2013, Cost $2,127,907) (2)	2,000,000	2,029,812
Scentre Group Trust 1 / Scentre Group Trust 2
3.25%, 10/28/2025 (Acquired 03/14/2016 through 03/16/2016, Cost $3,780,724) (2)	3,937,000	3,863,047
Simon Property Group LP
2.15%, 09/15/2017	946,000	956,226
4.38%, 03/01/2021	6,932,000	7,634,780
4.13%, 12/01/2021	442,000	484,319
3.75%, 02/01/2024	910,000	974,050
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $297,383) (2)	299,000	298,569
2.38%, 11/20/2018 (Acquired 11/13/2013, Cost $5,198,636) (2)	5,200,000	5,255,588
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,359) (2)	1,225,000	1,236,558
2.45%, 05/27/2020 (Acquired 05/19/2015, Cost $2,996,123) (2)	3,000,000	3,022,770
Societe Generale SA
1.71%, 10/01/2018	1,000,000	1,001,883
5.63%, 11/24/2045 (Acquired 11/17/2015, Cost $1,668,703) (2)	1,708,000	1,665,433
SouthTrust Bank
7.69%, 05/15/2025	253,000	334,376
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $525,528) (2)	537,000	533,310
Springleaf Finance Corp.
6.90%, 12/15/2017	100,000	103,250
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $675,363) (2)	683,000	685,934
Standard Chartered PLC
1.70%, 04/17/2018 (Acquired 04/13/2015, Cost $749,428) (2)	750,000	738,060
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,640,251) (2)	7,650,000	7,596,297
3.05%, 01/15/2021 (Acquired 01/12/2016, Cost $3,293,597) (2)	3,300,000	3,314,576
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $627,838) (2)	609,000	633,526
State Street Corp.
3.10%, 05/15/2023	321,000	324,227
3.70%, 11/20/2023	1,385,000	1,492,486
3.55%, 08/18/2025	247,000	262,930
Stifel Financial Corp.
3.50%, 12/01/2020	5,000,000	5,000,175
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/2019	5,000,000	5,082,380
2.45%, 01/16/2020	2,725,000	2,758,185
3.95%, 07/19/2023	250,000	268,160
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/2026	644,000	663,308
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,764,355
SunTrust Banks, Inc.
6.00%, 09/11/2017	103,000	108,914
2.50%, 05/01/2019	8,810,000	8,895,025
2.90%, 03/03/2021	324,000	328,931
Susa Partnership LP
8.20%, 06/01/2017	111,000	119,302
Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	695,312
2.50%, 01/25/2019	2,000,000	2,048,426
2.40%, 10/01/2020	2,000,000	2,018,680
2.45%, 03/30/2021	6,484,000	6,548,989
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $216,024) (2)	215,000	216,835
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,992,868) (2)	6,000,000	6,073,458
Symetra Financial Corp.
6.13%, 04/01/2016 (Acquired 10/28/2013, Cost $1,000,000) (2)	1,000,000	1,000,000
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,612,111
2.60%, 01/15/2019	1,350,000	1,353,119
3.00%, 08/15/2019	4,775,000	4,851,710
3.75%, 08/15/2021	6,000,000	6,162,024
4.25%, 08/15/2024	2,000,000	2,030,316
TD Ameritrade Holding Corp.
5.60%, 12/01/2019	355,000	397,041
2.95%, 04/01/2022	725,000	740,176
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,187,191) (2)	2,580,000	3,321,822
TIAA Asset Management Finance Co LLC
2.95%, 11/01/2019 (Acquired 10/27/2014 through 10/28/2014, Cost $3,753,546) (2)	3,700,000	3,756,255
Toronto-Dominion Bank/The
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $446,873) (2)	445,000	446,864
1.75%, 07/23/2018	556,000	558,488
2.25%, 11/05/2019	432,000	437,917
2.50%, 12/14/2020	500,000	510,285
2.13%, 04/07/2021	6,396,000	6,385,127
Travelers Cos, Inc./The
5.80%, 05/15/2018	110,000	119,424
UBS AG/Stamford CT
1.38%, 06/01/2017	7,030,000	7,021,480
5.75%, 04/25/2018	322,000	348,489
1.49%, 06/01/2020	8,200,000	8,173,456
UBS Group Funding Jersey Ltd
2.95%, 09/24/2020 (Acquired 09/21/2015, Cost $1,248,071) (2)	1,250,000	1,254,657
4.13%, 04/15/2026 (Acquired 03/29/2016, Cost $600,670) (2)	602,000	601,889
UDR, Inc.
4.63%, 01/10/2022	2,319,000	2,510,250
Ventas Realty LP
3.50%, 02/01/2025	251,000	247,684
4.13%, 01/15/2026	449,000	461,265
Visa, Inc.
4.15%, 12/14/2035	4,000,000	4,299,488
4.30%, 12/14/2045	3,026,000	3,311,497
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	8,953,272
Wachovia Corp.
5.75%, 06/15/2017	315,000	331,502
5.75%, 02/01/2018	1,865,000	2,008,118
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (Acquired 09/28/2015 through 09/29/2015, Cost $9,680,010) (2)	9,689,000	9,900,559
Wells Fargo & Co
5.63%, 12/11/2017	948,000	1,015,789
2.15%, 01/30/2020	1,583,000	1,602,063
2.60%, 07/22/2020	478,000	489,324
4.60%, 04/01/2021	1,377,000	1,528,491
3.50%, 03/08/2022	1,929,000	2,052,165
3.30%, 09/09/2024	1,900,000	1,961,104
3.00%, 02/19/2025	4,075,000	4,110,750
3.55%, 09/29/2025	700,000	734,193
4.30%, 07/22/2027	13,158,000	13,968,335
5.61%, 01/15/2044	317,000	363,332
4.65%, 11/04/2044	675,000	692,820
4.90%, 11/17/2045	3,221,000	3,454,796
Wells Fargo Bank NA
6.00%, 11/15/2017	2,224,000	2,385,894
Welltower, Inc.
3.75%, 03/15/2023	560,000	559,566
4.50%, 01/15/2024	461,000	479,984
4.00%, 06/01/2025	372,000	372,364
Westpac Banking Corp.
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $682,064) (2)	676,000	682,417
1.60%, 01/12/2018	846,000	847,108
1.36%, 07/30/2018	3,060,000	3,054,391
4.88%, 11/19/2019	1,105,000	1,219,783
2.00%, 03/03/2020 (Acquired 02/24/2015, Cost $1,347,524) (2)	1,349,000	1,343,798
Weyerhaeuser Co
7.38%, 03/15/2032	500,000	610,840
Willis North America, Inc.
7.00%, 09/29/2019	537,000	607,368
WR Berkley Corp.
4.75%, 08/01/2044	3,445,000	3,436,353
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,389,906
5.25%, 12/15/2043	2,700,000	2,796,031
		1,382,612,712
Industrials - 1.22%
ABB Finance USA, Inc.
1.63%, 05/08/2017	173,000	174,048
2.88%, 05/08/2022	241,000	248,187
4.38%, 05/08/2042	107,000	112,880
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	495,702
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $358,282) (2)	376,000	383,259
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	967,262
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $265,725) (2)	243,000	273,321
3.80%, 10/07/2024 (Acquired 09/30/2014, Cost $772,867) (2)	770,000	789,851
3.85%, 12/15/2025 (Acquired 12/03/2015 through 12/16/2015, Cost $494,251) (2)	500,000	514,722
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $578,896) (2)	550,000	644,282
Boeing Co/The
4.88%, 02/15/2020	52,000	58,527
7.95%, 08/15/2024	124,000	168,428
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	396,444
5.75%, 03/15/2018	173,000	188,158
3.60%, 09/01/2020	146,000	156,752
3.45%, 09/15/2021	215,000	229,962
3.05%, 03/15/2022	440,000	464,733
3.00%, 03/15/2023	206,000	214,391
6.70%, 08/01/2028	62,000	83,044
7.29%, 06/01/2036	134,000	180,870
5.75%, 05/01/2040	373,000	461,465
5.40%, 06/01/2041	542,000	643,537
4.38%, 09/01/2042	462,000	488,974
4.45%, 03/15/2043	1,496,000	1,609,102
5.15%, 09/01/2043	389,000	455,004
4.15%, 04/01/2045	1,825,000	1,873,164
Canadian Pacific Railway Co
4.50%, 01/15/2022	1,200,000	1,308,666
2.90%, 02/01/2025	644,000	621,745
7.13%, 10/15/2031	155,000	199,491
6.13%, 09/15/2115	428,000	459,050
Caterpillar Financial Services Corp.
5.45%, 04/15/2018	103,000	111,620
7.05%, 10/01/2018	361,000	409,468
7.15%, 02/15/2019	62,000	71,603
2.75%, 08/20/2021	420,000	432,254
2.85%, 06/01/2022	446,000	461,232
3.75%, 11/24/2023	2,825,000	3,031,680
3.25%, 12/01/2024	714,000	744,006
Caterpillar, Inc.
1.50%, 06/26/2017	193,000	194,055
2.60%, 06/26/2022	220,000	222,907
CRH America, Inc.
3.88%, 05/18/2025 (Acquired 05/12/2015, Cost $353,596) (2)	354,000	368,870
5.13%, 05/18/2045 (Acquired 05/12/2015, Cost $227,222) (2)	230,000	235,130
CSX Corp.
7.90%, 05/01/2017	413,000	441,946
7.38%, 02/01/2019	72,000	82,871
4.25%, 06/01/2021	205,000	224,171
3.40%, 08/01/2024	600,000	620,995
5.50%, 04/15/2041	402,000	461,297
4.10%, 03/15/2044	175,000	172,708
3.95%, 05/01/2050	246,000	224,780
Danaher Corp.
3.90%, 06/23/2021	387,000	423,493
Deere & Co
2.60%, 06/08/2022	619,000	632,909
3.90%, 06/09/2042	275,000	272,810
Eaton Corp.
1.50%, 11/02/2017	163,000	163,152
5.60%, 05/15/2018	273,000	295,197
7.63%, 04/01/2024	206,000	261,664
4.00%, 11/02/2032	143,000	144,720
5.80%, 03/15/2037	500,000	558,803
Federal Express Corp. 1998 Pass Through Trust
6.85%, 01/15/2019	1,108,716	1,180,783
6.72%, 01/15/2022	192,131	215,186
FedEx Corp.
3.90%, 02/01/2035	414,000	400,866
General Electric Co
2.70%, 10/09/2022	350,000	363,959
3.38%, 03/11/2024	655,000	703,421
Hanson Ltd
6.13%, 08/15/2016	625,000	635,437
Harris Corp.
3.83%, 04/27/2025	820,000	844,876
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $161,686) (2)	148,000	165,280
Honeywell International, Inc.
5.30%, 03/01/2018	155,000	167,505
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	169,324
3.90%, 09/01/2042	1,754,000	1,773,313
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	93,874
Ingersoll-Rand Global Holding Co Ltd
4.25%, 06/15/2023	329,000	354,835
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	361,515
John Deere Capital Corp.
1.60%, 07/13/2018	315,000	317,565
2.05%, 03/10/2020	300,000	302,658
2.45%, 09/11/2020	335,000	343,114
2.80%, 03/06/2023	8,418,000	8,557,040
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	184,371
3.75%, 03/15/2022	864,000	911,264
7.20%, 06/01/2026	57,000	71,054
Lafarge SA
6.50%, 07/15/2016	1,650,000	1,674,575
7.13%, 07/15/2036	107,000	129,418
Lockheed Martin Corp.
4.25%, 11/15/2019	103,000	112,882
3.10%, 01/15/2023	346,000	358,988
6.15%, 09/01/2036	400,000	499,175
4.85%, 09/15/2041	181,000	204,442
4.07%, 12/15/2042	462,000	466,953
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,719,128
6.25%, 05/01/2037	107,000	109,810
Masco Corp.
6.13%, 10/03/2016	175,000	179,244
3.50%, 04/01/2021	1,046,000	1,053,845
4.38%, 04/01/2026	1,080,000	1,099,559
Norfolk Southern Corp.
7.70%, 05/15/2017	14,000	14,961
3.25%, 12/01/2021	570,000	590,294
2.90%, 02/15/2023	294,000	295,546
5.59%, 05/17/2025	6,000	7,084
7.80%, 05/15/2027	1,705,000	2,365,367
3.95%, 10/01/2042	332,000	321,265
4.80%, 08/15/2043	3,400,000	3,663,204
6.00%, 03/15/2105	351,000	392,474
6.00%, 05/23/2111	1,083,000	1,211,072
Northrop Grumman Corp.
3.85%, 04/15/2045	195,000	193,028
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	206,000	296,835
Odebrecht Finance Ltd
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (2)	1,375,000	574,062
Pactiv LLC
7.95%, 12/15/2025	34,000	31,280
Parker-Hannifin Corp.
5.50%, 05/15/2018	80,000	87,237
3.30%, 11/21/2024	149,000	156,812
4.45%, 11/21/2044	333,000	362,384
Penske Truck Leasing Co Lp / PTL Finance Corp.
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $432,384) (2)	431,000	434,186
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,963) (2)	184,000	182,981
3.38%, 02/01/2022 (Acquired 01/26/2015 through 06/05/2015, Cost $1,986,098) (2)	2,011,000	1,997,657
4.25%, 01/17/2023 (Acquired 01/23/2015, Cost $230,400) (2)	220,000	222,989
Pentair Finance SA
2.90%, 09/15/2018	915,000	917,757
3.63%, 09/15/2020	6,650,000	6,704,470
Precision Castparts Corp.
3.25%, 06/15/2025	880,000	917,775
4.20%, 06/15/2035	75,000	78,120
4.38%, 06/15/2045	415,000	456,785
Raytheon Co
3.15%, 12/15/2024	378,000	398,926
Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	3,184,408
3.55%, 06/01/2022	496,000	523,739
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	212,609
Ryder System, Inc.
2.50%, 03/01/2017	330,000	333,245
2.50%, 05/11/2020	1,020,000	1,007,379
2.88%, 09/01/2020	345,000	344,197
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $142,512) (2)	139,000	142,697
1.45%, 05/25/2018 (Acquired 05/18/2015, Cost $3,354,067) (2)	3,370,000	3,385,310
2.90%, 05/27/2022 (Acquired 05/18/2015, Cost $553,000) (2)	553,000	575,901
4.40%, 05/27/2045 (Acquired 05/18/2015, Cost $509,246) (2)	513,000	562,951
Timken Co/The
3.88%, 09/01/2024	1,000,000	981,985
TTX Co
2.25%, 02/01/2019 (Acquired 01/12/2016, Cost $2,008,572) (2)	2,011,000	2,036,139
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,895) (2)	2,000,000	2,035,066
3.90%, 02/01/2045 (Acquired 01/26/2015, Cost $3,968,468) (2)	4,000,000	3,749,456
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	803,469
2.38%, 12/17/2018	7,025,000	7,105,155
Tyco International Finance SA
5.13%, 09/14/2045	205,000	219,558
Union Pacific Corp.
4.16%, 07/15/2022	453,000	506,902
2.95%, 01/15/2023	149,000	153,216
3.65%, 02/15/2024	142,000	153,293
3.25%, 01/15/2025	200,000	208,988
3.38%, 02/01/2035	1,500,000	1,445,363
4.30%, 06/15/2042	165,000	172,737
4.82%, 02/01/2044	106,000	119,250
4.15%, 01/15/2045	300,000	308,537
Union Pacific Railroad Co 2003 Pass Through Trust
4.70%, 01/02/2024	21,924	23,525
Union Pacific Railroad Co 2015-1 Pass Through Trust
2.70%, 05/12/2027	700,000	710,371
United Parcel Service of America, Inc.
8.38%, 04/01/2020	243,000	304,891
8.38%, 04/01/2030	83,000	119,606
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	193,502
United Technologies Corp.
1.78%, 05/04/2018	13,010,000	13,041,952
3.10%, 06/01/2022	524,000	554,995
4.50%, 06/01/2042	693,000	751,075
4.15%, 05/15/2045	785,000	814,974
Vulcan Materials Co
7.00%, 06/15/2018	215,000	235,962
7.15%, 11/30/2037	54,000	59,940
Wabtec Corp./DE
4.38%, 08/15/2023	322,000	342,411
Waste Management, Inc.
4.75%, 06/30/2020	195,000	216,919
3.13%, 03/01/2025	424,000	434,715
3.90%, 03/01/2035	156,000	151,463
		122,957,023
Technology - 1.12%
Apple, Inc.
0.87%, 05/03/2018	790,000	788,582
2.15%, 02/09/2022	1,200,000	1,211,425
2.85%, 02/23/2023	795,000	822,338
2.40%, 05/03/2023	2,081,000	2,094,427
3.20%, 05/13/2025	1,010,000	1,058,614
4.50%, 02/23/2036	723,000	780,581
3.45%, 02/09/2045	500,000	451,721
4.65%, 02/23/2046	3,936,000	4,298,037
Dell, Inc.
7.10%, 04/15/2028	196,000	190,120
Fidelity National Information Services, Inc.
1.45%, 06/05/2017	665,000	659,971
3.63%, 10/15/2020	4,000,000	4,135,772
3.50%, 04/15/2023	2,430,000	2,425,828
3.88%, 06/05/2024	2,150,000	2,152,614
Fiserv, Inc.
4.63%, 10/01/2020	215,000	232,424
4.75%, 06/15/2021	5,231,000	5,674,071
3.85%, 06/01/2025	5,000,000	5,271,190
Hewlett Packard Co.
4.38%, 09/15/2021	293,000	306,350
4.65%, 12/09/2021	326,000	345,190
4.40%, 10/15/2022 (Acquired 09/30/2015, Cost $7,486,078) (2)	7,500,000	7,837,920
6.00%, 09/15/2041	731,000	657,596
Hewlett Packard Enterprise Co
2.45%, 10/05/2017 (Acquired 09/30/2015, Cost $10,345,361) (2)	10,300,000	10,368,186
4.90%, 10/15/2025 (Acquired 09/30/2015, Cost $2,866,627) (2)	2,883,000	2,969,680
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	285,360
Intel Corp.
3.30%, 10/01/2021	259,000	278,349
3.10%, 07/29/2022	245,000	259,092
3.70%, 07/29/2025	456,000	499,689
4.00%, 12/15/2032	1,195,000	1,249,882
International Business Machines Corp.
7.63%, 10/15/2018	872,000	1,004,997
2.25%, 02/19/2021	1,670,000	1,707,401
6.22%, 08/01/2027	68,000	88,930
6.50%, 01/15/2028	120,000	159,288
4.00%, 06/20/2042	79,000	80,385
Intuit, Inc.
5.75%, 03/15/2017	8,059,000	8,374,421
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,223,600
Microsoft Corp.
2.13%, 11/15/2022	350,000	354,143
2.38%, 05/01/2023	1,055,000	1,070,978
3.63%, 12/15/2023	445,000	487,526
3.50%, 02/12/2035	318,000	311,506
4.20%, 11/03/2035	231,000	247,666
4.50%, 10/01/2040	125,000	138,469
4.00%, 02/12/2055	333,000	327,181
4.75%, 11/03/2055	408,000	453,554
National Semiconductor Corp.
6.60%, 06/15/2017	855,000	911,451
Oracle Corp.
5.75%, 04/15/2018	351,000	383,822
5.00%, 07/08/2019	547,000	612,010
2.80%, 07/08/2021	766,000	802,289
3.63%, 07/15/2023	149,000	161,450
3.40%, 07/08/2024	2,000,000	2,128,408
2.95%, 05/15/2025	2,000,000	2,049,662
4.30%, 07/08/2034	4,314,000	4,538,125
6.50%, 04/15/2038	201,000	267,791
6.13%, 07/08/2039	265,000	341,987
4.38%, 05/15/2055	400,000	403,042
Pitney Bowes, Inc.
5.60%, 03/15/2018	175,000	185,038
QUALCOMM, Inc.
3.00%, 05/20/2022	7,000,000	7,302,694
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	439,123
TSMC Global Ltd
1.63%, 04/03/2018 (Acquired 03/27/2013, Cost $4,923,269) (2)	5,000,000	4,972,150
Western Digital Corp.
7.38%, 04/01/2023	3,934,000	4,012,680
Xerox Corp.
6.75%, 02/01/2017	2,170,000	2,249,507
2.95%, 03/15/2017	202,000	203,223
2.75%, 03/15/2019	3,200,000	3,152,441
5.63%, 12/15/2019	392,000	405,236
2.75%, 09/01/2020	1,930,000	1,798,712
4.50%, 05/15/2021	183,000	185,951
		113,841,846
Utilities - 2.09%
AGL Capital Corp.
6.38%, 07/15/2016	691,000	700,761
3.50%, 09/15/2021	530,000	541,938
5.88%, 03/15/2041	1,210,000	1,384,416
4.40%, 06/01/2043	160,000	146,648
Alabama Power Co
2.80%, 04/01/2025	2,025,000	2,045,090
6.13%, 05/15/2038	219,000	278,932
6.00%, 03/01/2039	89,000	113,022
4.15%, 08/15/2044	205,000	213,766
3.75%, 03/01/2045	415,000	406,944
American Electric Power Co, Inc.
1.65%, 12/15/2017	246,000	244,541
American Water Capital Corp.
3.85%, 03/01/2024	500,000	540,278
3.40%, 03/01/2025	592,000	623,863
6.59%, 10/15/2037	386,000	525,579
Appalachian Power Co
6.70%, 08/15/2037	430,000	521,366
Arizona Public Service Co
8.75%, 03/01/2019	91,000	107,928
2.20%, 01/15/2020	167,000	168,975
3.35%, 06/15/2024	676,000	706,220
5.05%, 09/01/2041	349,000	407,393
4.50%, 04/01/2042	221,000	241,696
Atmos Energy Corp.
8.50%, 03/15/2019	71,000	84,111
4.15%, 01/15/2043	830,000	865,194
4.13%, 10/15/2044	450,000	461,222
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	520,396
Beaver Valley II Funding Corp.
9.00%, 06/01/2017	15,000	15,900
Berkshire Hathaway Energy Co
5.75%, 04/01/2018	168,000	180,992
2.40%, 02/01/2020	409,000	416,886
3.50%, 02/01/2025	625,000	660,026
4.50%, 02/01/2045	375,000	399,345
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,526) (2)	253,000	256,695
Brooklyn Union Gas Co/The
4.50%, 03/10/2046 (Acquired 03/07/2016, Cost $2,000,000) (2)	2,000,000	2,091,718
CenterPoint Energy, Inc.
6.50%, 05/01/2018	390,000	422,033
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,978,636) (2)	5,000,000	5,124,145
Cleveland Electric Illuminating Co/The
7.88%, 11/01/2017	356,000	389,068
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $566,609) (2)	551,000	580,616
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,071) (2)	1,822,000	1,872,105
Connecticut Light & Power Co/The
5.65%, 05/01/2018	95,000	103,357
Consolidated Edison Co of New York, Inc.
5.70%, 06/15/2040	318,000	395,557
Consumers Energy Co
5.65%, 04/15/2020	144,000	164,114
2.85%, 05/15/2022	155,000	158,611
4.35%, 08/31/2064	191,000	197,398
Delmarva Power & Light Co
4.00%, 06/01/2042	170,000	170,248
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,260,000	1,279,477
2.80%, 11/15/2020	264,000	269,668
4.60%, 12/15/2044	380,000	373,335
Dominion Resources, Inc./VA
1.90%, 06/15/2018	4,890,000	4,900,474
4.10%, 04/01/2021	432,000	441,947
5.25%, 08/01/2033	583,000	615,878
7.00%, 06/15/2038	124,000	155,814
4.90%, 08/01/2041	212,000	216,423
DTE Electric Co
2.65%, 06/15/2022	194,000	197,446
3.70%, 03/15/2045	463,000	458,207
DTE Energy Co
2.40%, 12/01/2019	278,000	280,237
3.30%, 06/15/2022 (Acquired 06/09/2015, Cost $138,954) (2)	139,000	144,292
3.85%, 12/01/2023	292,000	307,481
3.50%, 06/01/2024	692,000	711,471
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	155,213
4.30%, 06/15/2020	205,000	226,678
2.50%, 03/15/2023	4,526,000	4,577,035
6.00%, 12/01/2028	235,000	296,559
6.00%, 01/15/2038	161,000	207,925
4.25%, 12/15/2041	141,000	150,760
Duke Energy Corp.
2.15%, 11/15/2016	439,000	442,092
6.25%, 06/15/2018	1,781,000	1,943,627
3.55%, 09/15/2021	306,000	320,814
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	126,678
6.40%, 06/15/2038	72,000	97,497
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	428,956
6.35%, 08/15/2038	320,000	426,350
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	227,600
3.00%, 09/15/2021	372,000	390,437
2.80%, 05/15/2022	335,000	343,815
3.25%, 08/15/2025	158,000	165,830
4.10%, 05/15/2042	217,000	225,720
4.10%, 03/15/2043	181,000	187,923
4.38%, 03/30/2044	132,000	143,581
4.15%, 12/01/2044	129,000	135,512
4.20%, 08/15/2045	325,000	344,857
Edison International
2.95%, 03/15/2023	400,000	403,759
Electricite de France SA
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,991,357) (2)	5,000,000	4,989,480
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,529,338) (2)	3,558,000	3,599,910
4.75%, 10/13/2035 (Acquired 10/07/2015, Cost $4,896,568) (2)	5,000,000	5,085,725
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,519) (2)	1,035,000	1,059,101
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $927,032) (2)	888,000	978,097
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $210,854) (2)	204,000	261,656
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,662) (2)	103,000	120,920
Eversource Energy
2.50%, 03/15/2021	6,144,000	6,228,486
Exelon Corp.
1.55%, 06/09/2017	3,820,000	3,814,190
4.95%, 06/15/2035 (Acquired 06/08/2015, Cost $1,495,972) (2)	1,500,000	1,601,580
5.63%, 06/15/2035	774,000	873,240
Exelon Generation Co LLC
6.20%, 10/01/2017	3,436,000	3,653,739
2.95%, 01/15/2020	300,000	302,036
4.00%, 10/01/2020	619,000	647,238
5.75%, 10/01/2041	192,000	187,749
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014, Cost $3,136,460) (2)	3,100,000	3,231,914
Florida Power & Light Co
5.63%, 04/01/2034	57,000	71,425
5.95%, 02/01/2038	103,000	134,691
Georgia Power Co
3.25%, 04/01/2026	147,000	150,698
5.95%, 02/01/2039	41,000	49,825
Great Plains Energy, Inc.
4.85%, 06/01/2021	156,000	169,879
Hydro-Quebec
9.40%, 02/01/2021	186,000	245,030
8.40%, 01/15/2022	826,000	1,092,201
8.05%, 07/07/2024	638,000	882,725
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	127,011
3.20%, 03/15/2023	991,000	1,002,326
ITC Holdings Corp.
5.30%, 07/01/2043	2,191,000	2,250,952
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	34,756
4.30%, 01/15/2026 (Acquired 08/11/2015 through 08/21/2015, Cost $2,869,241) (2)	2,877,000	2,999,730
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	460,425	503,119
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	377,250
5.30%, 10/01/2041	1,032,000	1,171,839
Korea Electric Power Corp.
6.75%, 08/01/2027	233,000	301,222
Korea Gas Corp.
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $289,197) (2)	279,000	306,743
Korea Hydro & Nuclear Power Co Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,023,336) (2)	4,000,000	4,092,052
Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $612,759) (2)	591,000	642,983
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	77,215
3.50%, 10/15/2024	317,000	339,150
Nevada Power Co
6.50%, 08/01/2018	232,000	257,254
7.13%, 03/15/2019	188,000	216,216
5.38%, 09/15/2040	38,000	45,116
5.45%, 05/15/2041	386,000	465,947
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	3,748,000	3,768,502
6.00%, 03/01/2019	124,000	136,428
2.30%, 04/01/2019	2,107,000	2,119,604
2.40%, 09/15/2019	487,000	485,632
2.70%, 09/15/2019	2,780,000	2,810,850
7.30%, 09/01/2067	295,000	275,028
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $180,405) (2)	168,000	183,717
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $258,000) (2)	258,000	266,890
NiSource Finance Corp.
3.85%, 02/15/2023	283,000	296,857
5.80%, 02/01/2042	774,000	935,644
Northern States Power Co/MN
6.25%, 06/01/2036	258,000	341,615
4.13%, 05/15/2044	1,480,000	1,581,158
Ohio Power Co
6.05%, 05/01/2018	160,000	173,121
5.38%, 10/01/2021	65,000	73,988
Oncor Electric Delivery Co LLC
6.80%, 09/01/2018	635,000	708,205
7.00%, 09/01/2022	124,000	153,592
4.55%, 12/01/2041	2,659,000	2,747,723
5.30%, 06/01/2042	647,000	755,159
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	217,173
8.25%, 10/15/2018	4,484,000	5,199,965
3.25%, 09/15/2021	146,000	153,191
2.45%, 08/15/2022	581,000	576,843
3.25%, 06/15/2023	206,000	213,465
3.40%, 08/15/2024	11,150,000	11,637,522
3.50%, 06/15/2025	547,000	578,614
2.95%, 03/01/2026	194,000	197,032
6.05%, 03/01/2034	146,000	186,210
4.50%, 12/15/2041	749,000	807,571
4.45%, 04/15/2042	194,000	209,750
PacifiCorp.
5.65%, 07/15/2018	294,000	321,969
5.50%, 01/15/2019	26,000	28,649
3.85%, 06/15/2021	103,000	111,918
PECO Energy Co
5.35%, 03/01/2018	93,000	99,592
2.38%, 09/15/2022	578,000	583,498
4.15%, 10/01/2044	353,000	367,784
Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	98,075
Potomac Electric Power Co
6.50%, 11/15/2037	136,000	181,291
PPL Electric Utilities Corp.
2.50%, 09/01/2022	178,000	181,571
4.13%, 06/15/2044	208,000	219,237
Progress Energy, Inc.
4.40%, 01/15/2021	390,000	421,261
3.15%, 04/01/2022	389,000	394,433
7.75%, 03/01/2031	2,763,000	3,755,895
PSEG Power LLC
5.32%, 09/15/2016	346,000	352,287
5.13%, 04/15/2020	430,000	465,140
4.15%, 09/15/2021	332,000	347,253
8.63%, 04/15/2031	130,000	155,469
Public Service Co of Colorado
5.80%, 08/01/2018	28,000	30,648
3.20%, 11/15/2020	120,000	126,572
2.25%, 09/15/2022	210,000	210,646
Public Service Co of New Hampshire
3.50%, 11/01/2023	101,000	106,816
Public Service Co of Oklahoma
5.15%, 12/01/2019	143,000	156,370
4.40%, 02/01/2021	203,000	218,011
6.63%, 11/15/2037	649,000	811,176
Public Service Electric & Gas Co
1.80%, 06/01/2019	85,000	85,797
3.15%, 08/15/2024	1,000,000	1,039,956
5.38%, 11/01/2039	117,000	143,637
RGS I&M Funding Corp.
9.82%, 06/07/2022	88,257	89,817
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	266,811
3.95%, 11/15/2041	310,000	318,723
Sempra Energy
6.50%, 06/01/2016	93,000	93,727
6.15%, 06/15/2018	237,000	256,849
9.80%, 02/15/2019	12,506,000	15,045,569
2.88%, 10/01/2022	361,000	356,930
4.05%, 12/01/2023	10,325,000	10,857,512
3.55%, 06/15/2024	709,000	719,783
6.00%, 10/15/2039	155,000	176,967
South Carolina Electric & Gas Co
4.50%, 06/01/2064	161,000	160,080
Southern California Edison Co
5.50%, 08/15/2018	144,000	158,132
3.88%, 06/01/2021	102,000	110,966
1.85%, 02/01/2022	288,000	284,493
3.50%, 10/01/2023	328,000	351,093
5.95%, 02/01/2038	67,000	86,289
6.05%, 03/15/2039	253,000	331,292
3.90%, 12/01/2041	392,000	399,105
Southern Co/The
1.95%, 09/01/2016	307,000	308,457
1.30%, 08/15/2017	3,577,000	3,564,209
2.15%, 09/01/2019	2,700,000	2,713,060
Southern Power Co
1.85%, 12/01/2017	1,529,000	1,540,339
4.15%, 12/01/2025	218,000	224,721
5.15%, 09/15/2041	146,000	145,220
5.25%, 07/15/2043	1,305,000	1,271,297
Southwestern Electric Power Co
6.45%, 01/15/2019	320,000	357,558
Southwestern Public Service Co
8.75%, 12/01/2018	351,000	414,458
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $239,253) (2)	241,000	240,386
State Grid Overseas Investment 2014 Ltd
2.75%, 05/07/2019 (Acquired 04/28/2014, Cost $4,228,858) (2)	4,240,000	4,351,567
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013, Cost $712,844) (2)	715,000	762,396
Virginia Electric & Power Co
5.40%, 04/30/2018	558,000	602,886
2.95%, 01/15/2022	80,000	83,094
3.45%, 02/15/2024	191,000	200,250
4.65%, 08/15/2043	3,500,000	3,888,437
4.45%, 02/15/2044	126,000	137,478
WEC Energy Group, Inc.
1.65%, 06/15/2018	2,022,000	2,022,890
3.55%, 06/15/2025	865,000	899,016
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,365,205
Wisconsin Electric Power Co
2.95%, 09/15/2021	27,000	28,082
3.10%, 06/01/2025	285,000	295,650
Xcel Energy, Inc.
0.75%, 05/09/2016	28,000	27,996
1.20%, 06/01/2017	1,141,000	1,138,592
4.70%, 05/15/2020	62,000	68,050
2.40%, 03/15/2021	250,000	252,875
6.50%, 07/01/2036	351,000	454,767
4.80%, 09/15/2041	95,000	104,421
		211,746,372
Total Corporate Bonds (Cost $3,057,046,096)		$3,111,839,025

Government Related - 21.01%
African Development Bank
8.80%, 09/01/2019	2,720,000	$3,326,002
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	1,882,156
Atlanta Independent School System
5.56%, 03/01/2026	535,000	629,577
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,327,704
Caisse d'Amortissement de la Dette Sociale
2.00%, 03/22/2021 (Acquired 03/15/2016, Cost $2,937,105) (2)	2,940,000	2,983,012
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	969,904
California School Finance Authority
5.04%, 07/01/2020	270,000	298,388
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,009,137
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,182,439
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,042,500
4.00%, 02/26/2024	437,000	439,185
4.50%, 01/28/2026	1,192,000	1,218,820
5.63%, 02/26/2044	200,000	199,000
5.00%, 06/15/2045	842,000	783,060
Corp. Andina de Fomento
4.38%, 06/15/2022	2,735,000	3,004,835
County of Contra Costa CA
5.14%, 06/01/2017	640,000	661,619
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	105,387
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,612,530
4.81%, 10/01/2114	875,000	928,340
Eaton Community City School District
5.39%, 08/25/2027	275,000	293,224
Elgin Local School District
5.50%, 08/31/2027	535,000	569,604
European Investment Bank
1.63%, 06/15/2021	2,845,000	2,859,544
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	204,025
2.25%, 01/21/2020	1,800,000	1,814,983
4.38%, 09/15/2021	250,000	278,601
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	606,338
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	381,019
Federal Home Loan Banks
0.50%, 09/28/2016	18,390,000	18,389,265
0.63%, 11/23/2016	3,265,000	3,266,593
4.00%, 10/24/2029	2,000,000	2,297,134
5.50%, 07/15/2036	1,135,000	1,564,104
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	5,352,000	5,618,514
6.25%, 07/15/2032	1,970,000	2,880,711
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,711,794
2.63%, 09/06/2024	2,426,000	2,562,790
6.25%, 05/15/2029	1,285,000	1,833,705
7.13%, 01/15/2030	1,500,000	2,297,593
Financing Corp.
0.00%, 11/30/2017 PO	404,000	397,823
0.00%, 04/06/2018 PO	194,000	190,517
0.00%, 05/11/2018 PO	6,860,000	6,717,120
0.00%, 08/03/2018 PO	276,000	269,986
0.00%, 03/07/2019 PO	205,000	198,258
0.00%, 04/05/2019 PO	2,766,000	2,674,982
0.00%, 09/26/2019 PO	3,174,000	3,042,409
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,320,061
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	3,495,000	3,721,315
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,560,955
5.88%, 01/15/2024 (Acquired 03/20/2015, Cost $1,490,233) (2)	1,300,000	1,459,910
4.13%, 01/15/2025 (Acquired 01/08/2015, Cost $1,317,764) (2)	1,325,000	1,331,009
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	980,000	984,890
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	327,637
0.00%, 08/15/2022	7,201,000	6,342,137
0.00%, 05/01/2023	1,000,000	857,605
0.00%, 08/15/2023	300,000	255,001
0.00%, 09/15/2023	1,837,000	1,557,431
5.50%, 09/18/2023	8,856,000	10,915,985
0.00%, 11/01/2023 IO	413,000	348,757
0.00%, 02/15/2024	2,000,000	1,673,560
0.00%, 02/15/2024	2,000,000	1,673,560
5.50%, 04/26/2024	4,424,000	5,522,373
0.00%, 05/15/2024	3,640,000	3,021,589
0.00%, 08/15/2024	1,500,000	1,234,984
0.00%, 11/01/2024 PO	3,849,000	3,146,700
0.00%, 11/15/2024	2,299,000	1,877,074
0.00%, 08/15/2025	2,500,000	1,989,093
0.00%, 11/15/2026	258,000	196,032
5.50%, 09/18/2033	619,000	837,109
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,147,507) (2)	995,000	1,178,578
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,460,680
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,848,510
3.63%, 03/15/2022	2,000,000	2,065,000
4.00%, 10/02/2023	842,000	881,995
3.60%, 01/30/2025	868,000	885,360
4.13%, 01/21/2026	719,000	753,872
4.75%, 03/08/2044	450,000	448,875
5.55%, 01/21/2045	1,494,000	1,654,605
5.75%, 10/12/2110	588,000	595,350
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	110,000	113,772
3.75%, 07/01/2034	250,000	261,062
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	3,930,000	4,089,126
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,448,574
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	330,408
North Carolina Housing Finance Agency
3.00%, 01/01/2033	5,870,000	6,046,981
Ohio State University/The
4.05%, 12/01/2056	406,000	426,341
4.80%, 06/01/2111	1,102,000	1,183,845
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,230,325
4.00%, 09/22/2024	3,133,000	3,289,650
3.75%, 03/16/2025	1,234,000	1,267,935
3.88%, 03/17/2028	2,850,000	2,878,500
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	213,750
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,136,880
4.00%, 01/22/2024	1,040,000	1,110,408
3.25%, 04/06/2026 (8)	5,733,000	5,689,945
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,556,427
5.65%, 11/01/2040	435,000	540,131
4.46%, 10/01/2062	2,065,000	2,159,226
Province of British Columbia Canada
2.00%, 10/23/2022	6,270,000	6,317,777
Province of Quebec Canada
7.37%, 03/06/2026	58,000	78,802
Residual Funding Corp. Principal Strip
0.00%, 10/15/2019 PO	5,732,000	5,472,180
0.00%, 07/15/2020 PO	34,973,000	32,774,982
0.00%, 10/15/2020 PO	9,066,000	8,446,792
0.00%, 01/15/2021 PO	2,270,000	2,104,460
0.00%, 04/15/2030	1,085,000	733,556
Rhode Island Housing & Mortgage Finance Corp./RI
4.00%, 10/01/2023	4,000,000	4,264,640
Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $435,574) (2)	440,000	484,745
6.13%, 01/22/2044	1,000,000	1,220,126
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	866,498
South Africa Government International Bond
5.88%, 09/16/2025	403,000	435,986
5.38%, 07/24/2044	1,077,000	1,064,248
State Board of Administration Finance Corp.
2.64%, 07/01/2021	2,695,000	2,751,029
State of California
7.50%, 04/01/2034	5,540,000	8,098,372
7.30%, 10/01/2039	2,700,000	3,958,578
7.35%, 11/01/2039	666,000	980,319
State of Illinois
5.10%, 06/01/2033	4,480,000	4,189,472
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,634,166
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	7,208,476
Tennessee Valley Authority
7.13%, 05/01/2030	4,695,000	6,914,139
5.88%, 04/01/2036	882,000	1,200,033
5.50%, 06/15/2038	57,000	74,916
5.25%, 09/15/2039	949,000	1,211,517
3.50%, 12/15/2042	2,187,000	2,181,557
4.63%, 09/15/2060	303,000	344,293
4.25%, 09/15/2065	5,231,000	5,517,643
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,188,075
0.00%, 07/15/2028 IO	2,000,000	1,364,152
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	419,364
0.00%, 11/01/2025 PO	1,847,000	1,438,438
0.00%, 06/15/2035 PO	258,000	131,815
Three Rivers Local School District
5.21%, 09/15/2027	285,000	303,819
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,425,494
5.75%, 03/22/2024	494,000	535,792
4.25%, 04/14/2026	895,000	871,336
4.88%, 10/09/2026	5,081,000	5,143,634
Ukraine Government AID Bonds
1.85%, 05/29/2020	6,070,000	6,175,284
United States Treasury Inflation Indexed Notes/Bonds
0.13%, 04/15/2016 (3)	443,285	443,363
0.13%, 04/15/2019 (3)	909,972	929,665
1.38%, 01/15/2020 (3)	325,390	348,396
0.13%, 01/15/2022 (3)	2,325,879	2,360,948
1.75%, 01/15/2028 (3)	678,528	786,899
3.63%, 04/15/2028 (3)	1,527,786	2,104,148
2.50%, 01/15/2029 (3)	455,737	572,526
United States Treasury Note/Bond
3.13%, 10/31/2016	3,400,000	3,451,796
2.75%, 11/30/2016	258,000	261,759
3.25%, 12/31/2016	20,315,000	20,716,546
3.13%, 01/31/2017	206,000	210,257
4.63%, 02/15/2017	980,000	1,013,840
3.25%, 03/31/2017	6,295,000	6,456,800
2.75%, 05/31/2017	5,000,000	5,119,920
0.88%, 10/15/2017	7,960,000	7,978,969
4.25%, 11/15/2017	3,353,000	3,542,391
2.25%, 11/30/2017	206,000	211,158
1.00%, 12/31/2017	13,651,000	13,716,593
2.75%, 12/31/2017	1,459,000	1,509,724
0.88%, 01/31/2018	245,000	245,651
2.63%, 01/31/2018	2,683,000	2,775,019
3.50%, 02/15/2018	6,993,000	7,353,853
0.75%, 02/28/2018	11,856,000	11,860,173
0.88%, 03/31/2018	853,000	855,382
0.63%, 04/30/2018	7,585,000	7,564,263
1.50%, 08/31/2018	5,061,000	5,147,391
1.25%, 10/31/2018	1,930,000	1,951,261
1.25%, 11/30/2018	13,950,000	14,107,482
1.25%, 12/15/2018	246,000	248,825
1.38%, 12/31/2018	722,000	732,633
1.50%, 12/31/2018	17,330,000	17,644,782
1.13%, 01/15/2019	7,477,000	7,536,293
0.75%, 02/15/2019	967,000	964,281
2.75%, 02/15/2019	5,000,000	5,269,920
1.00%, 03/15/2019	22,288,000	22,379,425
3.13%, 05/15/2019	10,774,000	11,518,505
1.50%, 05/31/2019	4,925,000	5,013,881
1.50%, 10/31/2019	3,515,000	3,576,375
1.00%, 11/30/2019	2,392,000	2,391,627
1.13%, 12/31/2019	27,570,000	27,657,231
8.50%, 02/15/2020	4,750,000	6,097,071
1.38%, 04/30/2020	70,755,000	71,506,772
3.50%, 05/15/2020	1,300,000	1,424,566
8.75%, 05/15/2020	2,000,000	2,612,266
1.63%, 06/30/2020	90,901,000	92,736,746
1.63%, 07/31/2020	16,894,000	17,233,198
2.63%, 08/15/2020	3,709,000	3,942,697
8.75%, 08/15/2020	6,304,000	8,339,259
2.13%, 08/31/2020	2,032,000	2,116,058
1.38%, 09/30/2020	13,816,000	13,936,351
2.63%, 11/15/2020	4,596,000	4,890,070
1.63%, 11/30/2020	3,776,000	3,852,698
2.00%, 11/30/2020	1,000,000	1,036,289
1.75%, 12/31/2020	2,523,000	2,585,878
3.63%, 02/15/2021	1,961,000	2,183,297
7.88%, 02/15/2021	900,000	1,181,426
1.13%, 02/28/2021	32,448,000	32,330,116
1.25%, 03/31/2021	7,981,000	7,990,665
2.25%, 04/30/2021	1,800,000	1,888,101
3.13%, 05/15/2021	4,602,000	5,026,967
8.13%, 05/15/2021	1,718,000	2,299,234
2.13%, 08/15/2021	2,805,000	2,922,350
2.13%, 09/30/2021	5,885,000	6,128,215
2.00%, 10/31/2021	15,000,000	15,511,530
8.00%, 11/15/2021	4,414,000	6,008,385
1.50%, 01/31/2022	1,250,000	1,256,543
1.75%, 03/31/2022	12,670,000	12,899,644
1.75%, 05/15/2022	2,000,000	2,034,140
2.13%, 06/30/2022	2,000,000	2,078,360
2.00%, 07/31/2022	8,500,000	8,767,946
2.00%, 11/30/2022	21,815,000	22,484,786
2.00%, 02/15/2023	500,000	515,371
1.50%, 02/28/2023	22,709,000	22,653,113
1.75%, 05/15/2023	10,290,000	10,434,297
2.50%, 08/15/2023	1,000,000	1,065,938
2.75%, 02/15/2024	1,000,000	1,083,203
2.50%, 05/15/2024	44,575,000	47,416,656
2.38%, 08/15/2024	2,000,000	2,107,188
2.13%, 05/15/2025	13,630,000	14,057,532
2.00%, 08/15/2025	6,415,000	6,540,542
1.63%, 02/15/2026	20,428,000	20,141,538
5.50%, 08/15/2028	1,481,000	2,060,615
5.25%, 11/15/2028	22,740,500	31,116,281
6.13%, 08/15/2029	603,000	897,622
6.25%, 05/15/2030	789,000	1,203,965
5.38%, 02/15/2031	1,312,000	1,881,951
4.75%, 02/15/2037	21,202,000	30,011,601
4.38%, 02/15/2038	10,000,000	13,523,050
3.50%, 02/15/2039	128,669,100	153,196,647
4.25%, 05/15/2039	6,800,000	9,003,091
4.50%, 08/15/2039	706,000	967,220
2.75%, 11/15/2042	19,750,000	20,367,188
2.88%, 05/15/2043 (5)	56,325,000	59,374,492
2.50%, 02/15/2045	10,415,000	10,157,468
3.00%, 05/15/2045	45,933,000	49,548,432
2.88%, 08/15/2045	20,529,000	21,600,367
3.00%, 11/15/2045	26,432,000	28,545,529
2.50%, 02/15/2046	15,000,000	14,627,340
United States Treasury Strip Coupon
0.00%, 08/15/2016	3,966,000	3,960,416
0.00%, 11/15/2016	4,261,000	4,247,719
0.00%, 08/15/2017	4,176,000	4,139,226
0.00%, 11/15/2017	9,529,000	9,418,387
0.00%, 02/15/2018	3,658,000	3,608,094
0.00%, 08/15/2018	10,000,000	9,826,020
0.00%, 11/15/2018	500,000	489,229
0.00%, 05/15/2019	20,278,000	19,695,961
0.00%, 08/15/2019	22,357,000	21,596,549
0.00%, 11/15/2019	7,500,000	7,210,590
0.00%, 02/15/2020	6,078,000	5,821,739
0.00%, 05/15/2020	39,615,000	37,667,447
0.00%, 08/15/2020	25,243,000	23,895,478
0.00%, 02/15/2021	14,550,000	13,625,769
0.00%, 05/15/2021	14,843,000	13,815,953
0.00%, 08/15/2021	9,469,000	8,764,374
0.00%, 11/15/2021	11,144,000	10,278,234
0.00%, 02/15/2022	33,917,000	31,013,264
0.00%, 05/15/2022	18,154,000	16,494,579
0.00%, 08/15/2022	12,500,000	11,305,500
0.00%, 11/15/2022	17,400,000	15,635,779
0.00%, 02/15/2023	61,562,000	54,963,292
0.00%, 05/15/2023	33,770,000	29,983,741
0.00%, 08/15/2023	19,635,000	17,329,458
0.00%, 11/15/2023	9,300,000	8,151,962
0.00%, 02/15/2024	6,124,000	5,332,393
0.00%, 05/15/2024	1,322,000	1,142,573
0.00%, 08/15/2024	1,834,000	1,573,383
0.00%, 11/15/2024	6,105,000	5,207,559
0.00%, 02/15/2025	799,000	675,801
0.00%, 05/15/2025	3,279,000	2,752,848
0.00%, 08/15/2025	1,360,000	1,134,395
0.00%, 02/15/2026	1,000,000	823,649
0.00%, 05/15/2026	3,801,000	3,106,633
0.00%, 08/15/2026	1,681,000	1,365,196
0.00%, 11/15/2026	10,222,000	8,240,159
0.00%, 02/15/2027	20,416,000	16,334,495
0.00%, 05/15/2027	1,866,000	1,480,651
0.00%, 08/15/2027	4,314,000	3,400,769
0.00%, 11/15/2027	7,702,000	6,034,740
0.00%, 02/15/2028	7,769,000	6,029,257
0.00%, 05/15/2028	3,071,000	2,364,645
0.00%, 08/15/2028	6,918,000	5,298,669
0.00%, 11/15/2028	7,540,000	5,722,875
0.00%, 02/15/2029	7,537,000	5,682,159
0.00%, 05/15/2029	1,330,000	997,342
0.00%, 08/15/2029	4,738,000	3,529,227
0.00%, 11/15/2029	5,164,000	3,812,055
0.00%, 02/15/2030	15,187,000	11,136,627
0.00%, 05/15/2030	8,464,000	6,172,262
0.00%, 08/15/2030	13,772,000	9,940,630
0.00%, 11/15/2030	7,064,000	5,064,026
0.00%, 02/15/2031	9,298,000	6,646,750
0.00%, 05/15/2031	9,225,000	6,512,583
0.00%, 08/15/2031	11,262,000	7,894,583
0.00%, 11/15/2031	8,399,000	5,851,835
0.00%, 02/15/2032	15,909,000	11,008,949
0.00%, 05/15/2032	24,453,000	16,713,895
0.00%, 08/15/2032	10,925,000	7,416,338
0.00%, 11/15/2032	9,612,000	6,456,207
0.00%, 02/15/2033	3,000,000	2,001,732
0.00%, 05/15/2033	10,845,000	7,177,156
0.00%, 08/15/2033	4,212,000	2,762,941
0.00%, 11/15/2033	7,216,000	4,694,383
0.00%, 02/15/2034	5,209,000	3,357,836
0.00%, 05/15/2034	4,650,000	2,971,299
0.00%, 08/15/2034	2,895,000	1,835,332
0.00%, 11/15/2034	3,492,000	2,193,165
0.00%, 02/15/2035	1,824,000	1,137,519
0.00%, 05/15/2035	1,920,000	1,189,292
0.00%, 08/15/2035	175,000	107,729
0.00%, 05/15/2036	121,000	72,890
United States Treasury Strip Principal
0.00%, 08/15/2039	1,225,000	673,966
0.00%, 05/15/2044	16,765,000	7,795,490
0.00%, 05/15/2045	5,605,000	2,513,439
University of California
4.77%, 05/15/2115	1,594,000	1,623,664
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	257,837
Westlake City School District
5.23%, 12/01/2026	430,000	448,026
Total Government Related (Cost $2,019,648,590)		$2,125,490,040

Mortgage-Backed Obligations - 35.80%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $14,360) (2)	14,391	$14,392
A10 Securitization 2015-1 LLC
2.10%, 04/15/2034 (Acquired 04/24/2015, Cost $2,349,578) (2)	2,349,788	2,349,263
3.13%, 04/15/2034 (Acquired 04/24/2015, Cost $861,994) (2)	862,000	865,199
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,894) (2)	425,000	414,460
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014, Cost $1,404,479) (2)	1,405,670	1,391,036
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,787) (2)	1,807,000	1,809,998
Access Pt Fdg Tr 2016-1
6.25%, 02/16/2021 (1)(8)	3,000,000	3,000,000
ACRE Commercial Mortgage Trust 2014-FL2
2.49%, 08/15/2031 (Acquired 08/01/2014, Cost $571,703) (2)	572,000	578,908
2.94%, 08/15/2031 (Acquired 08/01/2014, Cost $721,279) (2)	722,000	735,305
3.84%, 08/15/2031 (Acquired 12/11/2014, Cost $400,000) (2)	400,000	389,422
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2053 (Acquired 11/15/2013, Cost $1,155,295) (1)(2)	1,159,336	1,148,221
Ajax Mortgage Loan Trust 2014-A
3.75%, 10/25/2057 (Acquired 09/30/2014, Cost $1,194,629) (2)	1,196,867	1,180,246
Ajax Mortgage Loan Trust 2015-B
3.88%, 07/25/2060 (Acquired 06/24/2015, Cost $1,397,259) (2)	1,400,081	1,402,022
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	3,608	3,632
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	14,079	10,410
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	536,439	539,501
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	4,048,262	4,049,253
Alternative Loan Trust 2003-6T2
5.50%, 06/25/2033	27,911	27,778
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	1,134,005	1,125,173
Alternative Loan Trust 2005-1CB
6.67%, 03/25/2035 IO	327,789	73,879
Alternative Loan Trust 2005-20CB
4.32%, 07/25/2035 IO	1,024,653	147,032
Alternative Loan Trust 2005-22T1
4.64%, 06/25/2035 IO	990,879	177,089
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	448,392	421,268
6.00%, 08/25/2035	13,175	10,381
Alternative Loan Trust 2005-37T1
4.62%, 09/25/2035 IO	3,380,212	640,787
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	58,057	58,212
Alternative Loan Trust 2005-54CB
4.42%, 11/25/2035 IO	1,878,503	250,110
5.50%, 11/25/2035	475,974	429,855
5.50%, 11/25/2035	6,159	5,996
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	186,338	175,614
Alternative Loan Trust 2005-J1
4.67%, 02/25/2035 IO	416,977	30,463
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	109,418	87,673
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	29,763	32,280
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	161,617	158,009
Alternative Loan Trust 2006-J5
4.83%, 07/25/2021	53,250	52,494
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $56,733) (2)	55,364	57,043
American General Mortgage Loan Trust 2010-1
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $154,514) (2)	150,576	150,514
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $476,586) (2)	464,000	470,704
Angel Oak Mortgage Trust LLC 2015-1
4.50%, 11/25/2045 (Acquired 12/10/2015, Cost $1,840,471) (2)	1,844,269	1,854,958
ASG Resecuritization Trust 2009-1
5.63%, 06/26/2037 (Acquired 10/28/2013 through 3/31/2014, Cost $281,000) (2)	282,603	280,054
ASG Resecuritization Trust 2009-3
2.35%, 03/26/2037 (Acquired 10/28/2013, Cost $1,028,209) (2)	1,026,861	1,016,512
ASG Resecuritization Trust 2009-5
3.48%, 02/28/2037 (Acquired 10/28/2013, Cost $65,629) (2)	65,189	65,237
ASG Resecuritization Trust 2010-1
0.84%, 02/27/2036 (Acquired 10/28/2013, Cost $809) (2)	824	823
ASG Resecuritization Trust 2010-2
1.97%, 01/28/2037 (Acquired 10/28/2013, Cost $345,420) (2)	350,163	344,312
ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $27,340) (2)	27,153	27,101
2.78%, 11/28/2035 (Acquired 10/28/2013, Cost $441,480) (2)	447,782	438,648
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $562,663) (2)	547,338	480,571
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $783,541) (2)	809,000	830,761
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046 (Acquired 08/01/2014, Cost $1,149,489) (2)	1,200,000	1,141,099
Banc of America Alternative Loan Trust 2003-1
0.00%, 02/25/2033 PO	18,161	15,369
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	10,773	10,820
0.00%, 01/25/2034 PO	45,699	39,235
6.00%, 01/25/2034	359,569	368,593
6.00%, 01/25/2034	396,581	406,046
Banc of America Alternative Loan Trust 2003-4
5.00%, 06/25/2018	189,953	191,499
Banc of America Alternative Loan Trust 2003-5
5.00%, 07/25/2018	66,994	67,151
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	109,113	109,387
5.50%, 09/25/2033	406,520	409,932
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	43,930	44,355
6.00%, 02/25/2034	98,935	104,710
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	10,054	10,195
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	12,359	12,020
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	180,812	183,094
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	86,151	84,017
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	39,794	40,146
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	22,883	20,717
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	14,232	14,441
5.50%, 03/25/2035	13,711	12,431
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	107,315	106,746
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	72,563	66,993
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	34,370	30,883
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	76,475	62,045
Banc of America Alternative Loan Trust 2007-1
5.84%, 04/25/2022	87,635	86,188
Banc of America Commercial Mortgage Trust 2006-2
5.97%, 05/10/2045	8,394,718	8,390,488
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	871,575	871,640
Banc of America Commercial Mortgage Trust 2006-4
5.63%, 07/10/2046	827,221	827,947
Banc of America Commercial Mortgage Trust 2006-5
0.68%, 09/10/2047 IO (Acquired 10/28/2013, Cost $279,868) (2)	15,073,882	42,102
5.41%, 09/10/2047	1,266,748	1,274,722
Banc of America Commercial Mortgage Trust 2006-6
5.37%, 10/10/2045	68,072	68,098
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	8,763,167	9,084,414
5.49%, 02/10/2051	2,956,107	3,056,250
Banc of America Commercial Mortgage Trust 2015-UBS7
3.71%, 09/15/2048	746,000	796,864
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	50,292	40,867
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	3,829,282	3,961,581
Banc of America Funding 2004-C Trust
3.09%, 12/20/2034	102,329	99,961
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	64,636	62,782
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	53,976	43,140
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	20,797	14,385
Banc of America Funding 2005-C Trust
0.67%, 05/20/2035	6,142,949	5,651,965
Banc of America Funding 2005-E Trust
2.87%, 03/20/2035	128,180	125,971
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	33,666	25,641
Banc of America Funding 2010-R11 Trust
5.13%, 08/26/2035 (Acquired 10/28/2013, Cost $321,884) (2)	318,278	319,663
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.34%, 11/10/2042	125,666	125,526
4.73%, 07/10/2043	166,710	165,975
0.04%, 10/10/2045 IO (Acquired 10/28/2013, Cost $88,897) (2)	5,659,533	2,478
Banc of America Mortgage 2003-3 Trust
0.98%, 05/25/2018	63,289	61,385
5.50%, 05/25/2033	202,779	206,506
Banc of America Mortgage 2003-5 Trust
7.50%, 02/25/2031	46,359	47,884
Banc of America Mortgage 2003-6 Trust
0.88%, 08/25/2018	14,991	14,758
Banc of America Mortgage 2003-7 Trust
4.75%, 09/25/2018	2,629	2,644
Banc of America Mortgage 2003-8 Trust
0.00%, 11/25/2033 PO	20,238	16,762
Banc of America Mortgage 2003-C Trust
2.88%, 04/25/2033	24,577	24,718
Banc of America Mortgage 2003-E Trust
2.79%, 06/25/2033	180,531	178,972
Banc of America Mortgage 2004-J Trust
3.15%, 11/25/2034	94,046	91,808
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	3,230	2,931
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	166,883	168,439
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	6,000	5,195
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	16,459	16,434
5.50%, 06/25/2034	80,687	81,571
Banc of America Mortgage Trust 2004-6
5.50%, 05/25/2034	534,421	538,668
0.00%, 07/25/2034 PO	28,443	25,211
5.50%, 07/25/2034	12,600	12,696
Banc of America Mortgage Trust 2004-8
0.00%, 05/25/2032 PO	2,089	1,784
0.00%, 10/25/2034 PO	9,621	8,286
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	487	447
6.50%, 09/25/2032	40,737	42,141
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	74,677	75,839
Banc of America Re-REMIC Trust 2009-UBER1
5.59%, 06/24/2050 (Acquired 10/28/2013, Cost $823,688) (2)	758,959	767,813
Battalion CLO V Ltd
2.12%, 04/17/2026 (Acquired 03/07/2014, Cost $9,630,148) (2)	9,650,000	9,575,666
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,844,854) (2)	2,941,000	2,925,950
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,482,906) (2)	2,602,000	2,654,763
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $263,149) (2)	256,436	257,500
BCAP LLC 2009-RR14 Trust
2.53%, 08/26/2035 (Acquired 10/28/2013, Cost $650,979) (2)	687,629	687,292
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $242,351) (2)	239,561	248,641
BCAP LLC 2010-RR12 Trust
2.69%, 01/26/2036	70,502	69,852
2.74%, 10/26/2036 (Acquired 10/28/2013, Cost $204,989) (2)	203,502	200,257
BCAP LLC 2010-RR5-I Trust
5.40%, 04/26/2037 (Acquired 10/28/2013, Cost $322,010) (2)	322,409	324,869
BCAP LLC 2010-RR6 Trust
3.91%, 06/26/2036 (Acquired 10/28/2013, Cost $93,604) (2)	91,207	90,626
BCAP LLC 2010-RR7 Trust
3.01%, 04/26/2035 (Acquired 10/28/2013, Cost $118,530) (2)	120,344	118,692
2.40%, 07/26/2045 (Acquired 10/28/2013, Cost $1,425,021) (2)	1,463,514	1,451,304
BCAP LLC 2010-RR8 Trust
2.75%, 05/26/2035 (Acquired 10/28/2013, Cost $961,682) (2)	990,118	963,376
BCAP LLC 2011-RR10 Trust
1.21%, 09/26/2037 (Acquired 10/28/2013, Cost $1,038,956) (2)	1,108,085	1,067,949
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $110,789) (2)	109,901	110,261
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $55,410) (2)	55,277	55,198
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $962,587) (2)	958,803	963,385
BCAP LLC 2011-RR5-I Trust
0.59%, 05/28/2036 (Acquired 10/28/2013, Cost $357,817) (2)	375,588	372,570
BCAP LLC 2012-RR1 Trust
3.31%, 07/26/2037 (Acquired 10/28/2013, Cost $516,997) (2)	506,330	532,912
BCAP LLC 2012-RR10-I Trust
0.63%, 05/26/2036 (Acquired 10/28/2013, Cost $983,078) (2)	1,028,225	1,001,778
0.67%, 02/26/2037 (Acquired 10/28/2013, Cost $394,319) (2)	411,293	395,980
BCAP LLC 2012-RR2 Trust
0.61%, 08/26/2036 (Acquired 10/28/2013, Cost $202,831) (2)	208,643	207,022
BCAP LLC 2012-RR3 Trust
2.16%, 05/26/2037 (Acquired 10/28/2013, Cost $846,044) (2)	854,127	850,851
BCAP LLC 2012-RR4 Trust
0.66%, 06/26/2047 (Acquired 10/28/2013, Cost $433,811) (2)	453,417	437,082
BCAP LLC 2015-RR1
1.43%, 09/11/2038 (Acquired 03/24/2015, Cost $1,458,799) (2)	1,544,096	1,432,628
Bear Stearns ALT-A Trust 2005-2
0.93%, 03/25/2035	288,065	279,505
Bear Stearns ARM Trust 2003-2
2.74%, 01/25/2033 (Acquired 10/28/2013, Cost $198,017) (2)	204,707	205,067
Bear Stearns ARM Trust 2003-7
2.54%, 10/25/2033	24,060	23,507
Bear Stearns ARM Trust 2004-2
3.28%, 05/25/2034	112,704	111,454
Bear Stearns ARM Trust 2005-5
2.38%, 08/25/2035	610,970	612,033
Bear Stearns ARM Trust 2006-1
2.58%, 02/25/2036	559,231	543,762
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	84,198	83,483
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.64%, 12/11/2038 IO (Acquired 10/28/2013, Cost $280,315) (2)	20,903,163	63,105
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.54%, 10/12/2041	164,649	165,959
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.14%, 01/12/2045 IO (Acquired 10/28/2013, Cost $314,057) (2)	61,135,303	95,249
CD 2006-CD3 Mortgage Trust
0.52%, 10/15/2048 IO (Acquired 10/28/2013, Cost $191,005) (2)	10,482,440	62,984
CD 2007-CD4 Commercial Mortgage Trust
0.39%, 12/11/2049 IO (Acquired 10/28/2013, Cost $198,351) (2)	15,270,859	42,563
5.32%, 12/11/2049	5,578,243	5,687,037
CGBAM Commercial Mortgage Trust 2014-HD
1.24%, 02/15/2031 (Acquired 05/13/2014, Cost $747,820) (2)	747,820	739,257
Chase Mortgage Finance Trust Series 2006-A1
2.67%, 09/25/2036	290,319	256,759
Chase Mortgage Finance Trust Series 2007-A1
2.63%, 02/25/2037	31,875	31,721
2.65%, 02/25/2037	229,387	228,142
2.74%, 02/25/2037	129,462	127,439
2.76%, 02/25/2037	106,132	104,278
Chase Mortgage Finance Trust Series 2007-A2
2.71%, 07/25/2037	136,585	131,990
2.72%, 07/25/2037	94,469	93,452
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	18,223	15,602
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	57,458	59,860
5.75%, 04/25/2034	39,147	40,444
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	268,966	277,498
CHL Mortgage Pass-Through Trust 2004-7
2.55%, 06/25/2034	18,967	18,488
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	96,323	98,187
CHL Mortgage Pass-Through Trust 2004-HYB1
2.71%, 05/20/2034	33,388	31,504
CHL Mortgage Pass-Through Trust 2004-HYB3
2.35%, 06/20/2034	149,378	141,072
CHL Mortgage Pass-Through Trust 2004-HYB6
2.67%, 11/20/2034	99,338	93,698
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	10,746	10,900
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	45,840	45,162
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	23,173	22,458
CHL Mortgage Pass-Through Trust 2005-22
2.73%, 11/25/2035	372,989	314,266
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	18,105	18,590
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	113,959	114,474
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,653,718
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,342,589
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,863,852
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	10,070,684
Citigroup Commercial Mortgage Trust 2015-GC31
3.76%, 06/10/2048	936,000	1,002,205
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018 PO	1,745	1,591
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $37,510) (2)	38,072	37,550
7.00%, 06/25/2033	31,604	32,003
2.74%, 09/25/2033	256,650	253,393
Citigroup Mortgage Loan Trust 2008-AR4
2.98%, 11/25/2038 (Acquired 10/28/2013, Cost $790,803) (2)	784,228	776,492
Citigroup Mortgage Loan Trust 2009-10
2.52%, 09/25/2033 (Acquired 10/28/2013, Cost $571,107) (2)	564,881	566,965
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $360,814) (2)	351,717	361,363
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $322,436) (2)	317,254	321,646
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $176,761) (2)	174,644	176,567
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $159,460) (2)	155,471	159,828
Citigroup Mortgage Loan Trust 2010-10
2.65%, 02/25/2036 (Acquired 10/28/2013, Cost $234,004) (2)	232,644	233,210
Citigroup Mortgage Loan Trust 2010-3
2.58%, 02/25/2036 (Acquired 10/28/2013, Cost $83,914) (2)	83,712	82,556
Citigroup Mortgage Loan Trust 2010-7
2.76%, 02/25/2035 (Acquired 10/28/2013, Cost $90,804) (2)	90,018	88,863
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $868,783) (2)	864,796	868,739
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $1,106,154) (2)	1,089,613	1,098,907
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (Acquired 03/31/2015, Cost $483,942) (2)	490,995	496,161
Citigroup Mortgage Loan Trust, Inc.
0.00%, 06/25/2016 PO	60	60
0.00%, 12/25/2018 PO	4,109	3,972
0.00%, 12/25/2018 PO	2,743	2,652
5.50%, 12/25/2018	18,691	18,662
0.00%, 09/25/2033 PO	10,481	9,349
7.00%, 09/25/2033	8,688	8,822
0.00%, 10/25/2033 PO	11,050	9,906
5.25%, 10/25/2033	84,520	85,504
0.81%, 12/25/2033	58,813	56,371
2.40%, 08/25/2034	59,456	56,695
2.68%, 04/25/2035	38,598	30,467
5.50%, 05/25/2035	201,922	207,245
3.31%, 08/25/2035	122,724	87,690
5.50%, 11/25/2035	23,161	22,451
6.00%, 11/25/2035	5,163,110	4,645,458
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.78%, 08/15/2048 IO	13,861,123	56,318
5.22%, 08/15/2048	453,105	457,721
5.25%, 08/15/2048	578,000	573,976
COMM 2006-C7 Mortgage Trust
5.84%, 06/10/2046	361,350	360,962
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013, Cost $8,463,593) (2)	8,359,000	8,411,160
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	4,035,538	4,289,899
COMM 2012-CCRE2 Mortgage Trust
1.75%, 08/15/2045 IO	3,056,334	256,786
3.15%, 08/15/2045	9,614,464	10,110,468
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 01/22/2016, Cost $531,433) (2)	516,000	574,694
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,515,710
COMM 2013-CCRE11 Mortgage Trust
3.98%, 10/10/2046	1,770,000	1,940,245
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	8,306,474
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,395,662
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (Acquired 10/28/2013, Cost $679,973) (2)	708,000	721,753
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,288,755
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	5,000,000	5,403,001
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,561,284
COMM 2014-KYO Mortgage Trust
1.34%, 06/11/2027 (Acquired 06/20/2014, Cost $4,232,000) (2)	4,232,000	4,185,411
COMM 2014-PAT Mortgage Trust
1.24%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (2)	1,649,000	1,610,697
COMM 2014-TWC Mortgage Trust
1.28%, 02/13/2032 (Acquired 01/30/2014, Cost $3,250,935) (2)	3,250,000	3,183,975
2.03%, 02/13/2032 (Acquired 08/12/2014, Cost $1,001,979) (2)	1,000,000	976,512
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,397,149
COMM 2015-3BP Mortgage Trust
3.18%, 02/10/2035 (Acquired 01/25/2016, Cost $302,184) (2)	301,000	309,934
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2055	7,500,000	7,869,523
3.70%, 08/10/2055	770,833	823,858
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,930,100
3.76%, 08/10/2048	2,437,000	2,617,131
COMM 2015-LC21 Mortgage Trust
3.71%, 07/10/2048	924,527	987,441
Commercial Mortgage Trust 2006-GG7
5.89%, 07/10/2038	310,000	310,646
COOF Securitization Trust 2014-1 Ltd
3.03%, 06/25/2040 IO (Acquired 05/16/2014, Cost $421,905) (2)	2,884,745	380,899
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.05%, 01/15/2049 IO (Acquired 10/28/2013, Cost $74,753) (2)	22,791,785	19,815
Credit Suisse First Boston Mortgage Securities Corp.
4.50%, 10/25/2018	6,762	6,712
5.00%, 10/25/2018	27,122	27,186
0.00%, 08/25/2019 PO	1,706	1,691
5.25%, 08/25/2019	84,347	85,571
6.72%, 02/25/2033	132,671	133,895
2.93%, 06/25/2033	68,816	67,885
5.25%, 07/25/2033	3,459,237	3,551,265
5.25%, 09/25/2033	135,337	138,759
0.00%, 10/25/2033 PO	104,978	90,224
5.25%, 11/25/2033	75,403	76,308
5.25%, 11/25/2033	191,356	193,546
5.50%, 09/25/2034	130,892	136,644
5.50%, 12/25/2034	200,265	208,505
0.00%, 10/25/2035 PO	28,430	20,034
5.50%, 10/25/2035 IO	413,871	35,893
0.00%, 11/25/2035 PO	24,071	15,059
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $212,414) (2)	209,191	212,724
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,875,997
3.81%, 11/15/2048	1,971,000	2,112,023
CSMC Series 2010-11R
1.44%, 06/28/2047 (Acquired 10/28/2013, Cost $4,562,033) (2)	4,738,519	4,494,565
CSMC Series 2010-17R
2.53%, 06/26/2036 (Acquired 10/28/2013, Cost $280,426) (2)	275,012	276,352
CSMC Series 2011-16R
3.50%, 12/27/2036 (Acquired 10/28/2013, Cost $493,562) (2)	489,079	489,284
CSMC Series 2011-6R
2.91%, 07/28/2036 (Acquired 10/28/2013, Cost $180,592) (2)	182,223	183,000
CSMC Series 2012-2R
2.76%, 03/27/2047 (Acquired 10/28/2013, Cost $322,690) (2)	331,568	326,799
CSMC Series 2012-3R
2.40%, 07/27/2037 (Acquired 10/28/2013, Cost $479,180) (2)	479,927	471,524
CSMC Trust 2010-16
4.25%, 06/25/2050 (Acquired 10/28/2013, Cost $190,444) (2)	192,024	192,009
CSMC Trust 2014-USA
3.95%, 09/15/2037 (Acquired 09/22/2014, Cost $1,211,410) (2)	1,145,000	1,206,906
DBUBS 2011-LC2 Mortgage Trust
1.36%, 07/10/2044 IO (Acquired 10/28/2013, Cost $219,573) (2)	3,730,226	129,175
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.85%, 02/25/2020	77,046	77,968
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
5.00%, 06/25/2020	104,741	104,582
Deutsche Mortgage Sec, Inc. Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018 PO	2,966	2,910
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.00%, 04/25/2034	2,423	2,458
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	130,105	149,088
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	178,672	211,322
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	186,870	223,791
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	52,517	60,014
Fannie Mae Grantor Trust 2004-T2
3.57%, 07/25/2043	234,986	243,682
7.50%, 11/25/2043	395,207	473,172
Fannie Mae Grantor Trust 2004-T3
9.01%, 01/25/2044	51,767	46,682
6.50%, 02/25/2044	554,577	629,349
7.00%, 02/25/2044	219,522	261,361
Fannie Mae Interest Strip
10.00%, 09/25/2017 IO	59	3
4.50%, 07/25/2018 IO	33,747	1,203
4.50%, 08/25/2018 IO	46,158	1,252
5.50%, 08/25/2018 IO	24,796	917
10.50%, 03/25/2019 IO	88	8
4.50%, 11/25/2020 IO	8,006	397
7.50%, 04/25/2023 IO	1,848	356
9.00%, 03/25/2024	1,368	1,660
0.00%, 09/25/2024 PO	143,116	132,255
0.00%, 01/25/2033 PO	19,150	18,505
5.00%, 12/25/2033 IO	24,348	4,646
5.50%, 05/25/2036 IO	104,107	20,876
5.50%, 08/25/2036 IO	69,612	14,346
5.50%, 04/25/2037 IO	28,872	5,246
6.00%, 01/25/2038 IO	70,688	12,637
0.93%, 08/25/2042	1,188,189	1,169,001
0.98%, 08/25/2042	3,398,454	3,459,236
Fannie Mae Pool
6.00%, 06/01/2016	80	80
1.94%, 01/01/2017	485,936	485,764
5.50%, 03/01/2017	2,615	2,646
6.50%, 03/01/2017	1,058	1,070
7.00%, 03/01/2017	504	508
7.00%, 03/01/2017	1,069	1,077
7.50%, 03/01/2017	113	113
5.24%, 05/01/2017	881,925	907,701
7.00%, 05/01/2017	1,007	1,026
7.00%, 06/01/2017	638	644
7.00%, 06/01/2017	685	691
3.39%, 08/01/2017	274,000	280,916
6.00%, 08/01/2017	976	983
6.50%, 08/01/2017	1,246	1,272
5.50%, 09/01/2017	3,243	3,298
7.00%, 09/01/2017	1,321	1,352
2.49%, 10/01/2017	452,294	459,187
2.62%, 10/01/2017	599,000	609,098
2.69%, 10/01/2017	387,582	394,375
5.90%, 10/01/2017	2,260,799	2,399,645
6.50%, 10/01/2017	1,341	1,352
6.00%, 11/01/2017	15,467	15,702
6.00%, 11/01/2017	1,918	1,952
6.50%, 11/01/2017	467	468
7.00%, 11/01/2017	166	167
3.38%, 01/01/2018	1,032,000	1,062,626
3.52%, 01/01/2018	628,630	648,696
3.63%, 01/01/2018	310,000	320,442
5.50%, 02/01/2018	13,597	13,991
5.50%, 02/01/2018	23,085	23,620
3.80%, 03/01/2018	571,504	594,104
6.00%, 03/01/2018	4,108	4,164
6.50%, 03/01/2018	1,073	1,075
5.00%, 04/01/2018	9,215	9,526
4.50%, 05/01/2018	4,935	5,102
5.00%, 05/01/2018	13,943	14,432
5.00%, 05/01/2018	28,947	29,914
6.00%, 05/01/2018	3,785	3,893
9.00%, 05/01/2018	450	455
3.64%, 06/01/2018	691,729	721,393
3.74%, 06/01/2018	1,922,238	1,996,866
4.50%, 06/01/2018	6,898	7,133
5.00%, 06/01/2018	5,888	6,084
5.00%, 06/01/2018	30,919	32,001
5.00%, 06/01/2018	22,615	23,359
5.00%, 07/01/2018	35,989	37,281
4.50%, 08/01/2018	6,915	7,150
5.00%, 08/01/2018	19,349	19,965
5.00%, 09/01/2018	26,004	26,916
4.50%, 10/01/2018	14,904	15,411
5.00%, 10/01/2018	16,003	16,543
5.00%, 10/01/2018	16,553	17,126
4.50%, 11/01/2018	27,503	28,463
5.00%, 11/01/2018	16,080	16,607
5.00%, 11/01/2018	4,168	4,336
5.00%, 11/01/2018	36,319	37,734
6.07%, 11/01/2018	585,311	611,226
3.04%, 12/01/2018	1,238,000	1,287,742
5.00%, 12/01/2018	79,769	82,439
5.00%, 12/01/2018	260	269
9.50%, 12/01/2018	926	983
1.88%, 01/01/2019	381	395
6.00%, 01/01/2019	7,508	7,659
0.98%, 02/01/2019	4,708,621	4,697,992
2.12%, 03/01/2019	959	980
4.50%, 03/01/2019	21,139	21,877
6.00%, 03/01/2019	18,571	19,011
2.14%, 04/01/2019	1,984,661	2,023,917
3.50%, 04/01/2019	20,746	21,915
5.00%, 04/01/2019	69,998	73,311
5.00%, 04/01/2019	1,461	1,509
10.50%, 04/15/2019	3,838	4,150
2.19%, 05/01/2019	959,124	979,752
4.50%, 05/01/2019	6,010	6,232
2.45%, 06/01/2019	1,600,663	1,646,650
2.48%, 06/01/2019	2,897,571	2,990,140
4.50%, 06/01/2019	45,156	46,809
1.94%, 07/01/2019	1,301,931	1,321,986
2.20%, 07/01/2019	726,867	743,180
2.37%, 07/01/2019	1,548,000	1,602,562
5.50%, 07/01/2019	55,952	58,314
6.00%, 07/01/2019	4,046	4,121
2.03%, 08/01/2019	239,717	246,472
2.63%, 08/01/2019	116	116
5.50%, 08/01/2019	61,725	64,448
5.00%, 09/01/2019	1,865	1,937
5.50%, 09/01/2019	45,887	48,251
9.00%, 09/01/2019	145	146
5.00%, 10/01/2019	13,676	14,303
6.00%, 10/01/2019	16,520	17,061
4.13%, 11/01/2019	877,000	953,696
4.24%, 11/01/2019	346,221	376,628
4.50%, 11/01/2019	10,171	10,557
4.50%, 11/01/2019	18,176	18,801
4.50%, 11/01/2019	41,595	43,029
1.47%, 12/01/2019	810,561	811,120
1.69%, 12/01/2019	1,032,000	1,040,321
4.18%, 12/01/2019	466,233	506,928
4.26%, 12/01/2019	936,599	1,021,001
4.50%, 12/01/2019	31,596	32,777
4.51%, 12/01/2019	2,009,512	2,199,420
4.28%, 01/01/2020	1,854,354	2,005,956
4.50%, 01/01/2020	5,904,064	6,112,488
4.54%, 01/01/2020	329,898	362,068
5.50%, 01/01/2020	121,140	126,439
4.37%, 02/01/2020	1,137,875	1,247,438
4.40%, 02/01/2020	6,347,000	6,995,985
4.40%, 02/01/2020	289,000	318,342
5.50%, 03/01/2020	20,551	21,251
6.00%, 03/01/2020	12,337	12,930
4.00%, 04/01/2020	7,740	7,907
4.35%, 04/01/2020	1,470,303	1,618,033
4.38%, 04/01/2020	1,655,811	1,820,101
2.01%, 06/01/2020	9,288,000	9,460,140
5.50%, 06/01/2020	150,437	155,246
5.50%, 06/01/2020	38,428	40,260
3.74%, 07/01/2020	564,438	609,850
3.93%, 07/01/2020	1,466,221	1,595,838
3.95%, 07/01/2020	705,116	770,656
3.95%, 07/01/2020	826,000	899,582
4.07%, 07/01/2020	3,120,734	3,411,484
5.50%, 07/01/2020	34,646	35,775
3.89%, 08/01/2020	1,214,306	1,322,969
3.96%, 08/01/2020	979,040	1,069,656
4.30%, 08/01/2020	472,560	522,473
6.50%, 08/01/2020	5,647	5,937
3.43%, 09/01/2020	940,760	1,009,832
3.60%, 09/01/2020	189,361	204,605
3.85%, 09/01/2020	1,708,185	1,860,895
0.93%, 10/01/2020	1,955,168	1,955,756
3.29%, 10/01/2020	793,192	847,202
3.36%, 10/01/2020	820,678	879,123
3.50%, 10/01/2020	1,135,870	1,223,551
3.54%, 10/01/2020	991,000	1,063,627
3.59%, 10/01/2020	1,503,396	1,625,772
3.92%, 10/01/2020	692,169	755,535
3.23%, 11/01/2020	584,077	621,675
3.27%, 11/01/2020	780,965	834,195
3.35%, 11/01/2020	641,296	685,643
2.00%, 12/01/2020	1,548,000	1,576,108
3.48%, 12/01/2020	873,825	935,802
3.54%, 12/01/2020	857,191	922,319
3.70%, 12/01/2020	376,005	407,526
3.83%, 12/01/2020	897,252	977,558
3.56%, 01/01/2021	2,106,490	2,276,910
3.77%, 01/01/2021	1,186,961	1,289,579
3.87%, 01/01/2021	1,173,111	1,277,246
3.93%, 01/01/2021	400,610	437,140
4.05%, 01/01/2021	482,000	529,706
4.28%, 01/01/2021	707,579	781,434
4.45%, 01/01/2021	422,112	468,753
4.64%, 01/01/2021	1,259,446	1,406,217
4.33%, 02/01/2021	494,572	547,971
4.16%, 03/01/2021	1,715,436	1,888,424
6.00%, 03/01/2021	44,144	47,365
8.00%, 03/01/2021	73	74
4.25%, 04/01/2021	1,032,000	1,146,081
4.25%, 04/01/2021	784,000	870,666
4.30%, 04/01/2021	297,716	330,200
4.33%, 04/01/2021	722,459	798,286
6.00%, 04/01/2021	94,363	97,558
6.00%, 04/01/2021	15,871	16,954
4.36%, 05/01/2021	1,509,673	1,680,722
4.39%, 05/01/2021	759,563	845,901
3.97%, 06/01/2021	631,097	692,862
4.02%, 06/01/2021	691,000	762,477
4.10%, 06/01/2021	679,529	749,613
4.19%, 06/01/2021	545,810	603,806
4.24%, 06/01/2021	1,706,582	1,892,201
4.26%, 06/01/2021	722,679	794,819
4.30%, 06/01/2021	1,251,007	1,397,580
4.34%, 06/01/2021	1,858,000	2,076,485
4.48%, 06/01/2021	929,000	1,043,652
3.86%, 07/01/2021	957,637	1,046,841
3.89%, 07/01/2021	913,000	1,000,638
3.94%, 07/01/2021	1,032,000	1,134,719
3.99%, 07/01/2021	533,335	586,157
4.06%, 07/01/2021	998,000	1,101,421
4.26%, 07/01/2021	2,252,000	2,503,938
4.31%, 07/01/2021	932,907	1,041,395
6.00%, 07/01/2021	8,315	8,707
4.05%, 08/01/2021	178,550	196,927
4.13%, 08/01/2021	780,112	862,123
4.50%, 08/01/2021	2,838,000	3,197,714
6.00%, 08/01/2021	103,847	109,744
3.77%, 09/01/2021	2,776,000	3,026,969
3.78%, 09/01/2021	728,819	795,244
3.85%, 09/01/2021	862,897	944,550
3.88%, 09/01/2021	1,722,005	1,883,866
3.89%, 09/01/2021	1,445,000	1,584,303
3.92%, 09/01/2021	656,327	720,799
3.31%, 10/01/2021	1,685,261	1,804,957
3.40%, 10/01/2021	349,700	376,036
4.07%, 10/01/2021	1,793,072	1,980,143
0.81%, 11/01/2021	609,000	609,241
3.43%, 11/01/2021	993,421	1,068,091
5.00%, 11/01/2021	181,062	189,115
3.03%, 12/01/2021	954,086	1,009,223
3.31%, 12/01/2021	385,372	412,775
3.42%, 12/01/2021	5,105,606	5,552,450
3.83%, 12/01/2021	1,548,000	1,702,583
6.00%, 12/01/2021	46,870	50,118
2.97%, 01/01/2022	764,879	807,054
3.03%, 01/01/2022	882,381	932,908
3.09%, 01/01/2022	1,336,584	1,418,458
3.12%, 01/01/2022	1,238,000	1,316,968
3.20%, 01/01/2022	826,000	881,313
2.99%, 02/01/2022	286,979	303,207
3.06%, 02/01/2022	863,000	916,617
3.09%, 02/01/2022	1,098,734	1,166,402
3.14%, 02/01/2022	479,165	509,435
1.23%, 03/01/2022	949,588	950,225
2.75%, 03/01/2022	959,959	1,003,536
3.08%, 03/01/2022	420,670	446,512
3.14%, 03/01/2022	298,206	317,173
3.21%, 03/01/2022	310,000	331,604
2.70%, 04/01/2022	1,629,996	1,699,331
3.08%, 04/01/2022	992,127	1,054,460
3.73%, 04/01/2022	2,432,896	2,663,285
6.50%, 04/01/2022	34,760	37,462
2.77%, 05/01/2022	1,651,000	1,729,005
2.86%, 05/01/2022	1,446,780	1,521,460
2.90%, 05/01/2022	964,782	1,015,579
2.94%, 05/01/2022	1,060,391	1,118,475
3.02%, 05/01/2022	669,383	709,004
3.10%, 05/01/2022	787,663	837,881
3.12%, 05/01/2022	966,179	1,028,448
6.50%, 05/01/2022	7,737	8,844
2.60%, 06/01/2022	857,455	889,782
2.76%, 06/01/2022	1,605,000	1,681,523
2.67%, 07/01/2022	624,000	650,280
2.69%, 07/01/2022	1,010,764	1,054,002
2.71%, 07/01/2022	1,000,000	1,044,171
2.82%, 07/01/2022	1,101,557	1,156,311
2.65%, 08/01/2022	1,032,000	1,074,270
2.47%, 09/01/2022	385,485	397,272
4.03%, 09/01/2022	1,218,444	1,364,261
2.39%, 10/01/2022	656,643	676,374
2.52%, 10/01/2022	985,645	1,018,503
2.57%, 10/01/2022	609,518	631,570
2.64%, 10/01/2022	679,017	706,104
2.37%, 11/01/2022	484,263	498,223
2.38%, 11/01/2022	876,588	902,334
2.41%, 11/01/2022	607,162	623,564
2.44%, 11/01/2022	834,706	858,694
2.45%, 11/01/2022	1,401,000	1,441,316
2.47%, 11/01/2022	516,000	531,400
2.55%, 11/01/2022	405,601	419,805
2.55%, 11/01/2022	1,269,749	1,314,214
7.50%, 11/01/2022	2,383	2,576
2.24%, 12/01/2022	655,818	669,664
2.28%, 12/01/2022	1,040,844	1,065,268
2.32%, 12/01/2022	386,540	396,550
2.34%, 12/01/2022	2,394,988	2,459,502
2.38%, 12/01/2022	504,197	518,954
2.39%, 12/01/2022	1,071,622	1,103,631
2.40%, 12/01/2022	1,632,000	1,674,176
2.42%, 12/01/2022	1,188,624	1,221,258
2.66%, 12/01/2022	1,500,000	1,593,818
6.50%, 12/01/2022	34,707	39,673
0.78%, 01/01/2023	4,396,856	4,394,548
0.82%, 01/01/2023	781,537	786,791
2.15%, 01/01/2023	494,644	502,443
2.33%, 01/01/2023	1,737,684	1,783,268
2.34%, 01/01/2023	1,388,590	1,425,859
2.37%, 01/01/2023	1,116,934	1,148,914
2.45%, 01/01/2023	742,139	763,719
2.51%, 01/01/2023	949,000	970,289
2.60%, 01/01/2023	782,422	812,065
0.81%, 02/01/2023	1,135,000	1,138,803
2.40%, 02/01/2023	1,465,000	1,502,311
2.45%, 02/01/2023	1,290,000	1,317,007
6.00%, 02/01/2023	378,477	417,126
2.49%, 03/01/2023	811,799	837,149
2.50%, 04/01/2023	1,445,000	1,494,493
2.64%, 04/01/2023	358,141	372,549
2.70%, 04/01/2023	639,408	663,643
2.52%, 05/01/2023	3,302,000	3,401,017
2.54%, 05/01/2023	310,000	318,236
5.00%, 05/01/2023	31,975	34,234
2.42%, 06/01/2023	912,876	937,224
2.76%, 06/01/2023	1,921,127	2,012,831
2.77%, 06/01/2023	929,000	965,377
2.64%, 07/01/2023	413,000	424,863
3.67%, 07/01/2023	4,850,000	5,309,890
3.74%, 07/01/2023	568,000	623,840
3.59%, 08/01/2023	1,135,000	1,233,419
4.18%, 09/01/2023	1,424,179	1,603,438
3.76%, 10/01/2023	981,611	1,080,223
3.38%, 12/01/2023	2,500,000	2,694,350
3.50%, 12/01/2023	2,234,000	2,426,932
3.45%, 01/01/2024	1,800,000	1,948,238
6.00%, 01/01/2024	294,835	324,456
6.00%, 01/01/2024	103,250	114,105
7.00%, 01/01/2024	657	747
6.50%, 02/01/2024	144,217	158,353
10.00%, 02/01/2024	697	700
0.80%, 05/01/2024	1,929,682	1,934,279
3.32%, 05/01/2024	2,500,000	2,726,471
8.00%, 05/01/2024	868	991
6.00%, 07/01/2024	69,484	77,841
6.50%, 07/01/2024	71,720	81,981
8.50%, 07/01/2024	1,789	2,093
5.00%, 08/01/2024	110,565	119,250
0.91%, 09/01/2024	3,766,268	3,775,865
7.50%, 10/01/2024	779	881
0.80%, 12/01/2024	5,000,000	5,012,677
2.90%, 12/01/2024	2,000,000	2,086,078
2.92%, 12/01/2024	1,000,000	1,044,822
3.08%, 12/01/2024	1,985,084	2,097,338
3.11%, 12/01/2024	2,500,000	2,648,368
2.93%, 01/01/2025	1,994,913	2,085,980
2.99%, 01/01/2025	1,580,000	1,659,144
3.64%, 01/01/2025	570,572	623,347
0.81%, 03/01/2025	3,912,907	3,921,328
2.70%, 04/01/2025	5,000,000	5,146,601
6.50%, 04/01/2025	10,575	12,088
2.68%, 05/01/2025	1,972,940	2,028,927
8.50%, 05/01/2025	82	82
5.50%, 07/01/2025	124,294	139,322
3.10%, 09/01/2025	5,000,000	5,292,034
3.77%, 12/01/2025	3,500,000	3,857,105
3.50%, 01/01/2026	640,450	680,217
7.00%, 04/01/2026	6,482	6,890
3.50%, 04/15/2026 (4)	7,520,000	7,941,826
6.00%, 07/01/2026	68,433	77,915
3.29%, 08/01/2026	1,500,000	1,596,586
3.29%, 08/01/2026	3,000,000	3,193,153
4.55%, 08/01/2026	1,063,530	1,228,907
4.76%, 08/01/2026	1,062,251	1,250,287
4.77%, 08/01/2026	675,753	795,596
6.50%, 08/01/2026	119,283	136,944
3.25%, 09/01/2026	1,500,000	1,592,717
3.24%, 10/01/2026	1,953,710	2,072,155
3.12%, 11/01/2026	1,000,000	1,051,350
3.29%, 11/01/2026	2,000,000	2,128,526
3.14%, 12/01/2026	1,957,025	2,060,036
3.24%, 12/01/2026	1,500,000	1,590,679
3.26%, 12/01/2026	1,000,000	1,062,573
4.66%, 12/01/2026	1,155,248	1,359,168
3.12%, 02/01/2027	1,497,824	1,574,811
3.34%, 02/01/2027	1,500,000	1,602,549
2.91%, 03/01/2027	10,000,000	10,317,831
3.50%, 03/01/2027	3,992,413	4,225,089
8.00%, 03/01/2027	8,152	9,317
3.00%, 04/01/2027	1,090,790	1,142,320
3.03%, 04/01/2027	1,500,000	1,563,097
3.00%, 04/15/2027 (4)	11,115,000	11,611,485
2.79%, 05/01/2027	2,000,000	2,041,277
2.81%, 05/01/2027	2,000,000	2,033,936
2.83%, 05/01/2027	8,000,000	8,187,388
3.00%, 05/01/2027	6,510,450	6,818,218
3.00%, 06/01/2027	2,000,000	2,077,003
8.00%, 06/01/2027	9,129	10,463
3.50%, 07/01/2027	4,957,275	5,252,901
6.00%, 07/01/2027	88,451	100,708
2.50%, 09/01/2027	824,080	849,997
2.55%, 09/01/2027	9,563	10,180
7.00%, 09/01/2027	1,316	1,544
6.00%, 11/01/2027	38,807	44,185
2.50%, 12/01/2027	1,930,166	1,990,852
6.00%, 12/01/2027	120,760	137,494
6.00%, 01/01/2028	186,099	211,886
2.50%, 03/01/2028	6,549,087	6,754,779
2.50%, 04/01/2028	7,749,945	7,993,327
2.50%, 04/15/2028 (4)	65,910,000	67,665,882
5.00%, 05/01/2028	42,944	47,475
8.00%, 06/01/2028	5,659	6,442
9.50%, 07/01/2028	1,459	1,586
3.00%, 08/01/2028	2,597,087	2,718,161
3.00%, 09/01/2028	3,725,966	3,905,558
8.00%, 09/01/2028	14,140	16,700
2.50%, 10/01/2028	867,829	895,029
6.00%, 10/01/2028	155,264	176,779
8.00%, 11/01/2028	43,315	53,191
3.00%, 12/01/2028	1,588,799	1,660,858
6.00%, 12/01/2028	4,821	5,489
6.00%, 01/01/2029	7,410	8,524
7.00%, 01/01/2029	9,470	10,577
3.76%, 03/01/2029	5,735	6,093
6.50%, 03/01/2029	24,220	27,650
4.50%, 08/01/2029	341,668	371,502
4.50%, 09/01/2029	387,435	421,265
6.00%, 09/01/2029	107,021	121,851
3.63%, 10/01/2029	1,475,536	1,564,285
6.50%, 11/01/2029	957,433	1,120,507
3.55%, 02/01/2030	1,500,000	1,579,873
8.50%, 02/01/2030	1,601	1,616
2.50%, 04/01/2030	3,678,224	3,789,374
3.03%, 04/01/2030	3,500,000	3,528,586
3.08%, 04/01/2030	2,000,000	2,037,345
2.50%, 05/01/2030	4,533,856	4,660,437
2.92%, 05/01/2030	4,000,000	4,259,237
2.94%, 05/01/2030	2,500,000	2,498,418
2.96%, 06/01/2030	2,041,992	2,059,978
3.13%, 06/01/2030	1,000,000	1,065,105
3.20%, 06/01/2030	1,000,000	1,030,063
3.30%, 07/01/2030	1,005,000	1,037,330
3.34%, 07/01/2030	1,500,000	1,550,138
3.39%, 09/01/2030	1,984,103	2,054,327
3.26%, 10/01/2030	5,214,217	5,410,490
3.00%, 11/01/2030	3,961,909	4,156,870
3.00%, 11/01/2030	3,955,931	4,154,387
9.00%, 12/01/2030	1,484	1,498
5.00%, 04/01/2031	207,012	233,538
6.50%, 08/01/2031	24,817	29,624
4.00%, 11/01/2031	9,281,901	10,004,716
6.50%, 02/01/2032	99,626	116,245
7.00%, 06/01/2032	5,824	6,249
3.50%, 07/01/2032	202,243	214,020
7.00%, 08/01/2032	2,758	2,947
5.50%, 11/01/2032	79,140	91,916
3.50%, 12/01/2032	581,950	616,692
5.00%, 12/01/2032	2,632	2,829
6.00%, 12/01/2032	39,003	45,360
6.00%, 12/01/2032	264,626	305,148
3.50%, 02/01/2033	982,330	1,040,266
5.50%, 02/01/2033	4,280	4,836
7.00%, 02/01/2033	1,846	2,005
5.50%, 03/01/2033	144,241	165,573
6.00%, 03/01/2033	9,587	11,086
6.00%, 03/01/2033	4,321	4,943
6.00%, 03/01/2033	6,961	7,938
6.00%, 03/01/2033	4,655	5,327
6.00%, 03/01/2033	8,322	9,490
5.50%, 04/01/2033	102,198	115,613
6.00%, 05/01/2033	33,300	38,886
3.50%, 06/01/2033	337,989	357,916
5.00%, 06/01/2033	29,327	32,931
7.00%, 06/01/2033	168,890	201,439
5.00%, 07/01/2033	27,551	30,778
5.00%, 07/01/2033	39,226	44,048
5.50%, 07/01/2033	29,119	32,944
2.33%, 08/01/2033	54,528	57,609
6.00%, 08/01/2033	15,434	17,950
2.21%, 09/01/2033	67,976	70,160
2.69%, 09/01/2033	28,274	30,053
5.50%, 09/01/2033	393,055	444,646
6.00%, 09/01/2033	16,201	18,161
6.00%, 09/01/2033	24,871	28,875
3.50%, 10/01/2033	18,596,645	19,669,097
4.50%, 10/01/2033	9,898,478	10,851,260
2.38%, 11/01/2033	52,198	55,407
4.50%, 11/01/2033	34,833	38,056
5.00%, 11/01/2033	87,065	96,786
5.00%, 11/01/2033	6,981,363	7,759,972
5.00%, 11/01/2033	9,738	10,824
5.50%, 11/01/2033	6,092	6,896
4.00%, 12/01/2033	91,869	98,315
5.50%, 12/01/2033	143,830	166,114
2.28%, 01/01/2034	3,554	3,561
2.55%, 01/01/2034	21,562	22,566
5.50%, 01/01/2034	13,112	15,090
5.50%, 03/01/2034	14,385	16,516
2.14%, 04/01/2034	18,225	18,627
5.00%, 04/01/2034	190,520	213,280
5.50%, 04/01/2034	1,762,651	1,995,224
5.00%, 05/01/2034	58,168	65,548
2.55%, 06/01/2034	81,802	86,564
2.33%, 07/01/2034	9,401	10,023
5.50%, 07/01/2034	848,670	961,193
1.86%, 08/01/2034	46,777	48,480
2.40%, 08/01/2034	34,427	36,357
2.50%, 08/01/2034	13,900	14,746
2.32%, 09/01/2034	9,136	9,615
4.50%, 09/01/2034	50,235	54,865
5.50%, 09/01/2034	1,039,870	1,177,993
2.25%, 10/01/2034	32,700	34,350
2.63%, 10/01/2034	69,822	73,824
5.50%, 10/01/2034	35,795	37,422
2.35%, 11/01/2034	19,270	20,352
2.49%, 11/01/2034	32,046	33,918
3.57%, 11/01/2034	1,456,301	1,530,125
3.61%, 11/01/2034	1,468,694	1,546,129
5.50%, 11/01/2034	116,281	131,539
6.00%, 11/01/2034	9,777	11,256
5.00%, 12/01/2034	526,847	585,563
5.00%, 12/01/2034	52,604	58,467
2.03%, 01/01/2035	494,453	515,346
2.45%, 01/01/2035	16,598	17,506
5.00%, 01/01/2035	45,159	50,079
7.50%, 01/01/2035	78,148	95,156
2.25%, 02/01/2035	34,702	36,003
5.00%, 02/01/2035	5,870,061	6,525,776
5.00%, 02/01/2035	5,987,306	6,654,973
5.50%, 02/01/2035	128,125	145,118
2.40%, 03/01/2035	78,071	82,335
7.50%, 03/01/2035	81,692	103,117
2.52%, 04/01/2035	87,611	92,182
3.45%, 04/01/2035	1,973,323	2,039,192
6.00%, 04/01/2035	180,919	208,569
2.05%, 05/01/2035	56,605	59,358
2.35%, 05/01/2035	10,739	11,353
3.12%, 06/01/2035	3,400,000	3,389,069
5.00%, 06/01/2035	1,078,288	1,197,785
2.37%, 07/01/2035	81,287	86,314
5.00%, 07/01/2035	5,077,201	5,642,889
5.00%, 07/01/2035	41,913	46,479
5.00%, 07/01/2035	5,820,560	6,464,488
2.14%, 08/01/2035	17,297	18,290
2.40%, 09/01/2035	42,776	45,463
5.00%, 09/01/2035	104,270	117,907
2.77%, 10/01/2035	101,959	108,465
5.00%, 10/01/2035	566,024	627,536
5.00%, 11/01/2035	209,839	232,262
5.50%, 12/01/2035	113,124	122,163
2.26%, 01/01/2036	195,721	205,873
2.58%, 01/01/2036	89,803	94,565
3.25%, 01/01/2036	3,909	3,964
5.00%, 01/01/2036	105,478	116,966
6.50%, 01/01/2036	547,086	646,063
3.04%, 02/01/2036	39,316	41,829
5.00%, 02/01/2036	82,232	91,164
6.00%, 02/01/2036	9,797	10,727
7.00%, 02/01/2036	60,294	71,388
3.06%, 03/01/2036	898,387	951,631
7.00%, 03/01/2036	2,285	2,433
5.50%, 04/01/2036	151,475	170,816
6.50%, 04/01/2036	1,077	1,092
2.51%, 05/01/2036	44,655	47,354
5.50%, 05/01/2036	194,184	219,751
5.50%, 05/01/2036	126,688	143,129
2.43%, 06/01/2036	49,528	52,487
2.58%, 06/01/2036	270,940	288,102
2.69%, 06/01/2036	81,878	86,874
2.52%, 07/01/2036	138,538	146,978
6.50%, 07/01/2036	11,402	13,439
2.37%, 08/01/2036	71,743	75,874
2.49%, 08/01/2036	283,097	301,075
2.75%, 08/01/2036	41,397	43,359
6.27%, 08/01/2036	81,093	84,419
6.50%, 08/01/2036	331,104	381,704
2.03%, 09/01/2036	406,714	420,280
2.12%, 09/01/2036	80,048	83,698
2.36%, 09/01/2036	89,038	94,102
2.54%, 09/01/2036	260,077	276,073
2.70%, 09/01/2036	102,688	108,228
5.50%, 09/01/2036	2,433,292	2,755,950
6.00%, 09/01/2036	677,751	774,737
2.51%, 10/01/2036	166,094	176,043
2.84%, 10/01/2036	169,774	180,670
2.84%, 10/01/2036	423,926	451,130
6.50%, 10/01/2036	87,550	101,148
2.74%, 11/01/2036	91,076	95,961
3.01%, 11/01/2036	82,870	87,173
5.50%, 11/01/2036	51,891	58,334
6.00%, 11/01/2036	102,070	116,512
2.72%, 12/01/2036	327,470	345,172
2.81%, 12/01/2036	193,761	205,283
7.00%, 12/01/2036	11,358	12,701
1.98%, 01/01/2037	116,165	120,743
2.75%, 01/01/2037	57,292	60,576
6.50%, 01/01/2037	239,459	273,705
7.50%, 01/01/2037	15,281	16,712
2.11%, 02/01/2037	151,781	157,292
2.67%, 02/01/2037	193,010	203,719
5.50%, 03/01/2037	928,310	1,044,617
6.00%, 03/01/2037	218,489	241,491
7.00%, 03/01/2037	25,748	31,284
2.43%, 04/01/2037	304,466	318,975
5.50%, 04/01/2037	297,125	336,302
7.00%, 04/01/2037	155,080	183,008
7.00%, 04/01/2037	39,564	45,218
5.50%, 05/01/2037	572,597	644,419
6.50%, 05/01/2037	8,853	9,156
7.50%, 05/01/2037	66,956	77,653
1.90%, 07/01/2037	150,157	156,179
2.41%, 07/01/2037	17,423	18,172
2.50%, 07/01/2037	437,634	463,263
2.58%, 07/01/2037	149,396	157,889
5.00%, 07/01/2037	1,447,649	1,609,514
3.11%, 08/01/2037	332,948	354,831
5.50%, 08/01/2037	3,749,267	4,245,914
6.50%, 08/01/2037	71,745	82,009
6.50%, 08/01/2037	45,207	53,014
2.21%, 09/01/2037	46,466	48,826
2.53%, 09/01/2037	11,303	11,590
2.56%, 09/01/2037	126,634	134,640
2.75%, 09/01/2037	14,659	15,012
6.00%, 09/01/2037	149,270	171,737
6.03%, 09/01/2037	33,600	35,243
7.00%, 09/01/2037	90,909	108,642
6.50%, 10/01/2037	164,477	191,183
7.50%, 10/01/2037	1,936	2,000
7.50%, 10/01/2037	314,578	373,108
2.27%, 11/01/2037	296,213	309,733
2.38%, 11/01/2037	101,864	107,621
7.50%, 11/01/2037	124,997	150,566
8.00%, 11/01/2037	16,730	18,800
2.59%, 12/01/2037	543,851	574,753
2.75%, 01/01/2038	60,084	63,416
5.50%, 01/01/2038	317,355	359,417
7.00%, 01/01/2038	30,949	33,443
8.00%, 01/01/2038	8,077	10,028
5.50%, 02/01/2038	374,327	423,956
6.00%, 04/01/2038	39,739	45,245
5.50%, 05/01/2038	70,493	77,900
6.00%, 05/01/2038	525,295	598,558
5.50%, 06/01/2038	305,114	342,794
5.50%, 06/01/2038	2,435,039	2,741,355
5.50%, 09/01/2038	1,688,323	1,909,458
7.00%, 09/01/2038	94,720	110,762
6.50%, 10/01/2038	728,132	845,842
6.50%, 10/01/2038	187,307	217,383
7.00%, 10/01/2038	160,322	200,434
6.00%, 11/01/2038	111,486	129,490
7.00%, 11/01/2038	115,203	141,475
7.50%, 11/01/2038	77,096	92,130
7.00%, 12/01/2038	321,152	375,419
5.00%, 01/01/2039	4,916,519	5,435,214
7.00%, 01/01/2039	512,819	618,705
7.50%, 04/01/2039	354,350	463,883
5.50%, 06/01/2039	35,032	38,139
5.00%, 09/01/2039	245,307	271,588
5.50%, 09/01/2039	141,852	159,916
4.50%, 11/01/2039	53,431	58,269
5.50%, 12/01/2039	161,927	182,630
6.00%, 12/01/2039	2,811,146	3,202,416
4.00%, 07/01/2040	9,588,304	10,252,734
4.00%, 08/01/2040	365,870	392,140
4.50%, 08/01/2040	5,382,105	5,880,628
4.50%, 08/01/2040	617,631	674,416
4.50%, 08/01/2040	8,953,958	9,767,283
4.50%, 08/01/2040	7,562,983	8,252,952
5.00%, 08/01/2040	1,429,481	1,583,378
5.00%, 08/01/2040	670,785	748,979
4.00%, 09/01/2040	2,520,087	2,700,802
6.00%, 10/01/2040	3,556,735	4,053,287
4.00%, 11/01/2040	1,806,614	1,936,255
4.50%, 11/01/2040	8,028,951	8,777,215
3.50%, 12/01/2040	201,913	212,189
4.00%, 12/01/2040	2,490,227	2,668,943
4.00%, 12/01/2040	421,006	451,278
4.50%, 12/01/2040	3,259,777	3,557,121
4.50%, 12/01/2040	11,040,687	12,047,196
4.00%, 01/01/2041	502,626	538,676
4.00%, 01/01/2041	1,002,767	1,074,548
4.00%, 01/01/2041	2,199,400	2,357,549
4.00%, 01/01/2041	2,008,131	2,152,199
4.00%, 01/01/2041	2,942,406	3,154,027
4.00%, 01/01/2041	1,158,809	1,242,189
4.00%, 01/01/2041	3,252,850	3,486,532
3.50%, 02/01/2041	16,727,512	17,578,886
4.00%, 02/01/2041	2,742,423	2,939,331
4.00%, 02/01/2041	111,325	119,286
4.50%, 03/01/2041	2,177,389	2,376,149
4.50%, 04/01/2041	1,958,369	2,137,584
3.50%, 04/15/2041 (4)	22,630,000	23,732,771
4.00%, 04/15/2041 (4)	34,055,000	36,396,438
4.50%, 04/15/2041 (4)	35,745,000	38,893,087
5.50%, 04/15/2041 (4)	6,000,000	6,729,728
4.50%, 05/01/2041	3,547,084	3,859,613
4.50%, 05/01/2041	139,605	152,855
4.50%, 05/01/2041	343,291	375,805
4.50%, 07/01/2041	143,807	157,456
4.50%, 07/01/2041	529,113	579,332
4.00%, 09/01/2041	577,113	618,602
4.50%, 09/01/2041	112,883	123,597
4.00%, 10/01/2041	1,426,823	1,529,249
4.00%, 10/01/2041	1,985,083	2,128,099
3.50%, 11/01/2041	7,503,551	7,885,748
3.50%, 11/01/2041	712,769	749,218
4.50%, 11/01/2041	2,091,081	2,285,528
3.50%, 12/01/2041	940,202	988,188
4.00%, 12/01/2041	2,919,825	3,129,938
4.00%, 12/01/2041	2,838,580	3,047,964
4.00%, 12/01/2041	4,420,817	4,738,834
4.00%, 01/01/2042	6,620,342	7,134,386
4.50%, 01/01/2042	5,041,452	5,498,482
4.50%, 01/01/2042	40,107	44,059
3.50%, 02/01/2042	876,372	921,190
4.00%, 03/01/2042	299,901	313,405
3.00%, 05/01/2042	914,723	940,710
3.50%, 05/01/2042	13,845,759	14,553,851
5.00%, 05/01/2042	4,886,402	5,428,486
3.50%, 06/01/2042	3,234,502	3,398,742
3.50%, 07/01/2042	1,946,658	2,046,215
3.50%, 07/01/2042	7,104,325	7,467,180
4.00%, 07/01/2042	799,818	860,973
4.00%, 07/01/2042	649,409	699,066
4.00%, 07/01/2042	737,818	794,222
4.00%, 07/01/2042	1,360,636	1,464,074
3.50%, 09/01/2042	1,597,612	1,679,064
3.00%, 10/01/2042	8,355,929	8,593,680
3.50%, 10/01/2042	708,465	744,641
3.50%, 10/01/2042	1,245,075	1,308,571
4.50%, 10/01/2042	297,748	325,949
3.00%, 11/01/2042	2,965,654	3,050,037
3.50%, 11/01/2042	4,717,162	4,965,689
3.50%, 11/01/2042	11,884,753	12,492,600
3.00%, 12/01/2042	1,947,169	2,002,572
3.00%, 12/01/2042	184,820	190,079
3.00%, 01/01/2043	2,397,299	2,458,408
3.00%, 01/01/2043	2,573,566	2,646,792
3.00%, 01/01/2043	2,691,809	2,768,400
3.00%, 01/01/2043	1,601,994	1,647,576
3.50%, 01/01/2043	1,919,385	2,017,527
3.50%, 01/01/2043	1,265,119	1,329,636
3.00%, 02/01/2043	1,318,550	1,352,054
3.50%, 02/01/2043	125,148	131,547
3.50%, 02/01/2043	123,285	129,587
3.50%, 03/01/2043	2,479,435	2,610,935
3.50%, 03/01/2043	872,792	917,289
3.00%, 04/01/2043	4,439,639	4,565,596
3.00%, 04/01/2043	2,000,099	2,056,898
3.00%, 04/01/2043	669,152	688,188
3.00%, 04/01/2043	483,650	497,335
3.50%, 04/01/2043	3,250,322	3,422,538
3.50%, 04/01/2043	7,951,204	8,355,660
3.00%, 05/01/2043	9,260,677	9,523,662
3.00%, 05/01/2043	17,413,968	17,908,046
3.00%, 05/01/2043	207,732	213,610
3.50%, 05/01/2043	3,170,504	3,332,170
3.50%, 05/01/2043	159,460	168,302
3.50%, 05/01/2043	2,454,471	2,579,356
3.50%, 05/01/2043	1,202,290	1,263,649
3.00%, 06/01/2043	1,278,887	1,315,171
3.00%, 06/01/2043	351,570	361,532
3.00%, 06/01/2043	875,867	900,650
3.00%, 06/01/2043	176,922	181,937
3.00%, 06/01/2043	10,688,369	10,990,792
3.00%, 06/01/2043	1,169,557	1,202,562
3.00%, 06/01/2043	138,725	142,661
3.50%, 06/01/2043	2,839,443	2,984,015
3.00%, 07/01/2043	2,289,943	2,354,680
3.00%, 07/01/2043	703,060	722,935
3.00%, 07/01/2043	534,702	549,845
3.00%, 07/01/2043	168,421	173,174
3.00%, 07/01/2043	1,653,430	1,700,213
3.00%, 07/01/2043	119,705	123,095
3.00%, 07/01/2043	143,920	147,985
3.00%, 07/01/2043	5,067,045	5,210,416
3.00%, 07/01/2043	711,073	731,193
3.50%, 07/01/2043	15,812,286	16,653,244
4.00%, 07/01/2043	1,700,207	1,830,162
3.00%, 08/01/2043	5,971,732	6,141,603
3.00%, 08/01/2043	2,345,386	2,411,571
3.00%, 08/01/2043	1,621,204	1,667,323
3.00%, 08/01/2043	5,171,878	5,317,951
3.00%, 08/01/2043	2,176,530	2,238,836
3.00%, 08/01/2043	2,669,295	2,744,686
3.00%, 09/01/2043	101,429	104,283
3.00%, 09/01/2043	3,871,942	3,981,202
3.00%, 09/01/2043	2,642,337	2,716,901
3.00%, 09/01/2043	150,636	154,689
5.00%, 09/01/2043	2,717,868	3,004,604
2.50%, 10/01/2043	3,291,490	3,281,134
3.00%, 10/01/2043	96,439	99,034
3.00%, 10/01/2043	149,225	153,471
3.00%, 10/01/2043	142,714	146,745
4.00%, 11/01/2043	8,582,536	9,172,010
4.00%, 12/01/2043	360,206	384,946
4.00%, 12/01/2043	4,065,285	4,389,139
4.00%, 09/01/2044	3,318,976	3,546,932
3.00%, 04/01/2045	12,294,445	12,625,275
3.50%, 04/01/2045	18,841,080	19,768,337
3.50%, 07/01/2045	3,901,218	4,115,373
4.00%, 07/01/2045	14,322,818	15,353,830
4.00%, 08/01/2045	5,439,539	5,831,113
4.00%, 08/01/2045	3,594,883	3,864,703
4.00%, 09/01/2045	3,615,589	3,886,957
4.00%, 09/01/2045	3,609,734	3,880,664
3.50%, 10/01/2045	5,989,597	6,319,306
4.00%, 10/01/2045	238,321	256,209
4.00%, 10/01/2045	6,394,235	6,854,548
4.00%, 10/01/2045	6,918,699	7,437,988
3.50%, 11/01/2045	6,021,265	6,325,489
3.50%, 11/01/2045	5,914,182	6,213,037
3.50%, 11/01/2045	4,929,419	5,172,019
4.00%, 11/01/2045	5,854,457	6,293,880
4.00%, 11/01/2045	2,142,163	2,302,951
4.00%, 12/01/2045	5,982,741	6,431,798
3.50%, 01/01/2046	5,976,160	6,305,493
3.50%, 01/01/2046	6,010,685	6,310,135
3.50%, 01/01/2046	17,534,797	18,397,766
3.50%, 01/01/2046	10,010,790	10,510,064
3.50%, 02/01/2046	0	0
6.00%, 11/01/2048	66,494	73,559
Fannie Mae REMIC Trust 2003-W1
5.70%, 12/25/2042	162,545	186,740
6.35%, 12/25/2042	42,712	50,349
Fannie Mae REMIC Trust 2003-W4
6.32%, 10/25/2042	25,410	29,770
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	800,566
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	132,953	157,873
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	41,957	42,280
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	244,616	289,086
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	240,705	270,520
Fannie Mae REMIC Trust 2007-W1
6.34%, 08/25/2047	34,147	38,880
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	73,923	82,943
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	76,703	70,340
Fannie Mae REMIC Trust 2007-W7
36.58%, 07/25/2037	55,109	87,720
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,241,301	1,432,100
Fannie Mae REMICS
0.64%, 10/25/2016 IO	483,892	1,458
6.00%, 12/25/2016	2,584	2,618
6.00%, 12/25/2016	75	76
6.00%, 12/25/2016	2,878	2,926
6.00%, 12/25/2016	14,869	15,114
6.00%, 02/25/2017	5,811	5,919
6.00%, 02/25/2017	5,837	5,875
0.93%, 03/25/2017	336	337
6.00%, 03/25/2017	1,350	1,356
6.00%, 03/25/2017	1,835	1,841
6.00%, 04/25/2017	13,659	13,958
6.00%, 04/25/2017	10,316	10,405
6.00%, 04/25/2017	1,093	1,098
18.28%, 05/25/2017	8,365	9,091
6.00%, 06/25/2017	6,576	6,648
5.50%, 09/25/2017	14,059	14,250
5.00%, 10/25/2017	5,218	5,316
5.00%, 05/25/2018	18,224	18,718
4.75%, 09/25/2018	93,082	96,141
4.00%, 04/25/2019	23,356	23,990
8.00%, 07/25/2019	6,222	6,645
8.00%, 10/25/2019	2,317	2,488
4.00%, 11/25/2019	25,501	26,150
8.50%, 11/25/2019	1,215	1,318
9.00%, 11/25/2019	943	1,020
9.40%, 11/25/2019	1,057	1,144
7.50%, 12/25/2019	2,527	2,694
8.50%, 01/25/2020	269	292
8.80%, 01/25/2020	693	751
7.00%, 05/25/2020	297	321
5.50%, 06/25/2020	298	314
9.50%, 06/25/2020	484	531
7.00%, 07/25/2020	2,706	2,884
5.50%, 08/25/2020	323	341
6.50%, 08/25/2020	3,459	3,669
505.00%, 08/25/2020	6	52
1118.04%, 08/25/2020 IO	7	69
6.50%, 09/25/2020	1,577	1,671
7.00%, 09/25/2020	535	574
9.00%, 10/25/2020	1,901	2,077
20.95%, 11/25/2020	263	382
652.15%, 12/25/2020 IO	14	170
7.00%, 01/25/2021	613	657
908.50%, 02/25/2021 IO	1	6
5.00%, 03/25/2021	655	692
7.00%, 03/25/2021	23,511	25,298
16.92%, 05/25/2021	490	612
8.50%, 06/25/2021	595	662
8.75%, 06/25/2021	2,553	2,834
1036.37%, 06/25/2021	20	229
6.50%, 07/25/2021	1,409	1,507
6.50%, 09/25/2021	131,617	145,594
14.67%, 09/25/2021	1,596	1,878
8.75%, 10/25/2021	4,563	4,977
25.73%, 12/25/2021	744	1,013
6.00%, 02/25/2022	137,086	150,941
6.50%, 02/25/2022	21,150	23,434
0.00%, 03/25/2022 PO	54,502	52,072
7.50%, 06/25/2022	116	129
7.00%, 07/25/2022	1,970	2,143
7.50%, 07/25/2022	21,963	24,426
8.00%, 07/25/2022	14,183	14,671
8.00%, 07/25/2022	22,790	25,388
1184.78%, 07/25/2022 IO	8	170
6.00%, 08/25/2022	3,779	4,045
6.00%, 08/25/2022	5,998	6,088
6.50%, 08/25/2022	5,015	5,403
0.45%, 09/25/2022	2,058	2,057
5.50%, 09/25/2022	3,291	3,516
6.00%, 09/25/2022	162,266	179,485
7.50%, 09/25/2022	21,128	23,011
7.75%, 09/25/2022	10,032	11,163
8.00%, 09/25/2022	27,616	30,695
0.00%, 10/25/2022 PO	2,852	2,744
1.36%, 10/25/2022	1,871	1,897
7.00%, 10/25/2022	3,949	4,338
7.50%, 10/25/2022	13,684	15,394
7.90%, 01/25/2023	13,958	15,804
6.50%, 02/25/2023	5,582	6,208
7.00%, 02/25/2023	57,789	64,376
15.50%, 02/25/2023	2,398	3,351
5.50%, 03/25/2023	283,404	309,371
6.50%, 03/25/2023	4,319	4,759
7.00%, 03/25/2023	37,212	41,152
7.50%, 03/25/2023	13,355	14,815
7.70%, 03/25/2023	6,098	6,879
0.00%, 04/25/2023 PO	2,002	1,871
5.50%, 04/25/2023	525,785	575,715
5.50%, 04/25/2023	16,299	17,603
6.00%, 04/25/2023	9,408	10,837
7.00%, 04/25/2023	13,176	14,581
18.71%, 04/25/2023 IO	10,789	4,449
18.98%, 04/25/2023	6,322	9,152
5.50%, 05/25/2023	120,949	130,963
7.00%, 05/25/2023	138,430	154,458
5.00%, 06/25/2023	121,284	126,437
6.07%, 06/25/2023 IO	91,553	9,307
7.22%, 06/25/2023 IO	52,028	2,083
4.50%, 07/25/2023	211,402	222,920
6.50%, 07/25/2023	3,414	3,774
6.79%, 07/25/2023	71,784	78,946
7.00%, 07/25/2023	47,342	52,732
7.00%, 07/25/2023	67,888	74,330
1.31%, 08/25/2023	8,498	8,636
6.88%, 08/25/2023	62,191	68,857
7.00%, 08/25/2023	112,906	124,764
7.62%, 08/25/2023 IO	6,005	537
8.71%, 08/25/2023 IO	56,476	12,793
0.00%, 09/25/2023 PO	5,310	5,103
0.00%, 09/25/2023 PO	1,962	1,826
1.08%, 09/25/2023	85,653	86,063
6.50%, 09/25/2023	5,864	6,543
12.50%, 09/25/2023	4,047	4,693
13.45%, 09/25/2023	3,260	4,294
0.98%, 10/25/2023	1,679	1,682
6.50%, 10/25/2023	90,565	103,594
6.50%, 10/25/2023	41,744	46,469
10.50%, 10/25/2023	1,908	2,427
22.17%, 10/25/2023	5,320	8,238
26.85%, 10/25/2023	2,863	4,754
0.00%, 11/25/2023 PO	624	538
6.50%, 11/25/2023	33,396	38,200
1.03%, 12/25/2023	2,526	2,561
1.43%, 12/25/2023	7,256	7,366
6.50%, 12/25/2023	8,481	9,426
12.29%, 12/25/2023	3,376	4,407
22.98%, 12/25/2023	7,256	11,313
28.07%, 12/25/2023	8,919	15,073
5.00%, 02/25/2024 IO	144,255	10,287
5.00%, 03/25/2024 IO	112,430	5,130
5.00%, 03/25/2024 IO	59,429	3,440
6.50%, 03/25/2024	155,177	170,155
6.50%, 03/25/2024	30,567	34,964
7.00%, 04/25/2024	231,269	257,793
7.00%, 04/25/2024	104,847	118,266
5.50%, 07/25/2024	30,412	33,184
5.50%, 08/25/2024	269,714	295,801
5.00%, 11/25/2024	440,888	478,576
8.50%, 01/25/2025	5,722	6,579
8.80%, 01/25/2025	8,413	9,625
0.73%, 07/25/2025	76,482	76,653
5.50%, 08/25/2025	264,122	292,580
5.50%, 01/25/2026	176,097	192,532
31.09%, 10/25/2026	33,813	58,825
7.00%, 11/25/2026	56,693	63,091
1.84%, 03/25/2027 IO	11,525	381
1.84%, 03/25/2027 IO	36,627	1,304
7.50%, 04/18/2027	9,051	10,020
7.50%, 04/20/2027	13,433	15,731
6.50%, 04/25/2027	33,696	38,548
7.50%, 05/20/2027	53,489	62,734
0.83%, 05/25/2027	4,959,407	4,980,218
6.50%, 07/18/2027	2,835	3,243
7.00%, 12/18/2027 IO	14,266	1,653
6.00%, 07/18/2028	21,205	24,175
7.17%, 07/25/2028 IO	545,429	97,014
3.00%, 12/25/2028	1,237,521	1,259,905
6.00%, 12/25/2028	10,681	11,809
7.72%, 12/25/2028 IO	21,786	3,757
5.00%, 03/25/2029	489,031	533,006
5.50%, 04/18/2029	47,234	52,420
6.35%, 04/25/2029	11,170	12,445
7.50%, 12/18/2029	15,679	18,419
7.50%, 02/25/2030	86,589	99,607
8.67%, 07/25/2030 IO	30,975	8,646
8.50%, 01/25/2031 IO	3,961	734
7.00%, 03/25/2031	11,173	12,894
3.50%, 04/25/2031	1,084,000	1,171,355
6.00%, 07/25/2031 IO	57,972	6,908
7.00%, 07/25/2031	31,314	35,902
7.00%, 08/25/2031	58,787	68,794
6.50%, 09/25/2031	13,761	15,954
7.00%, 09/25/2031	13,890	16,068
7.00%, 09/25/2031	76,060	87,795
7.00%, 09/25/2031	15,658	17,801
13.33%, 09/25/2031	8,345	8,470
22.98%, 09/25/2031	43,470	79,952
6.50%, 10/25/2031	9,811	11,057
21.65%, 10/25/2031	27,862	42,080
6.00%, 11/25/2031	107,975	123,436
7.00%, 11/25/2031	103,887	118,209
14.62%, 11/25/2031	30,302	44,232
16.46%, 12/25/2031	3,536	5,044
0.00%, 01/25/2032 PO	4,445	4,171
23.78%, 02/25/2032	18,589	30,655
1.60%, 03/25/2032 IO	110,579	6,313
10.00%, 03/25/2032	1,647	2,157
0.00%, 04/25/2032 PO	3,319	3,092
6.00%, 04/25/2032	274,652	314,315
6.50%, 04/25/2032	49,343	56,310
6.50%, 05/25/2032	102,322	115,037
6.50%, 06/25/2032	38,276	44,239
6.50%, 07/25/2032 IO	198,503	34,539
6.50%, 08/25/2032	113,602	131,928
18.61%, 08/25/2032	101,187	125,791
1.23%, 11/25/2032	517,946	530,173
5.00%, 11/25/2032	25,997	28,424
6.00%, 11/25/2032	759,661	874,708
8.50%, 11/25/2032	33,817	40,799
0.00%, 12/25/2032 PO	22,269	20,869
5.50%, 12/25/2032	285,290	309,704
13.69%, 12/25/2032	18,282	24,907
0.00%, 01/25/2033 PO	46,411	45,709
6.50%, 02/25/2033	38,942	43,372
5.00%, 03/25/2033 IO	54,751	8,693
6.00%, 03/25/2033	66,000	70,311
4.00%, 04/25/2033	405,717	430,051
0.00%, 05/25/2033 PO	13,924	12,972
4.00%, 05/25/2033	23,520	25,301
6.00%, 05/25/2033 IO	17,668	4,128
6.00%, 05/25/2033	233,000	264,350
6.00%, 05/25/2033	124,000	146,341
6.00%, 05/25/2033	76,849	88,427
6.50%, 05/25/2033 IO	174,371	31,797
7.00%, 05/25/2033 IO	284,774	35,546
5.75%, 06/25/2033	113,789	129,622
6.67%, 06/25/2033 IO	157,289	16,960
13.33%, 06/25/2033	117,002	142,182
5.50%, 07/25/2033	39,580	39,770
12.65%, 07/25/2033	45,929	57,085
13.33%, 07/25/2033	44,907	51,289
0.00%, 08/25/2033 PO	13,401	12,864
5.50%, 08/25/2033	83,222	84,603
5.50%, 08/25/2033 IO	445,920	78,616
5.50%, 08/25/2033	215,591	242,896
6.88%, 08/25/2033	116,452	131,782
9.39%, 08/25/2033	10,542	12,944
16.85%, 08/25/2033	72,212	99,704
3.50%, 09/25/2033	1,500,000	1,612,105
11.78%, 09/25/2033	33,593	41,766
3.00%, 10/25/2033	908,000	932,437
5.50%, 10/25/2033	1,447,436	1,654,947
7.17%, 11/25/2033 IO	226,931	49,944
0.00%, 12/25/2033 PO	170,097	160,225
13.23%, 12/25/2033	57,957	66,186
1.18%, 01/25/2034	266,159	271,287
10.87%, 01/25/2034	14,357	17,712
15.33%, 01/25/2034	28,505	37,011
5.50%, 02/25/2034	61,035	63,661
26.87%, 02/25/2034	81,856	103,573
0.00%, 03/25/2034 PO	229,498	215,057
0.83%, 03/25/2034	210,493	211,871
5.50%, 04/25/2034	358,342	400,225
6.00%, 04/25/2034	4,842	4,869
18.33%, 04/25/2034	130,634	196,174
0.83%, 05/25/2034	458,186	459,272
15.31%, 05/25/2034	33,369	44,617
18.33%, 05/25/2034	195,897	279,901
22.27%, 05/25/2034	44,097	66,287
5.50%, 07/25/2034	866,928	985,872
13.37%, 07/25/2034	30,218	41,375
0.68%, 08/25/2034	167,750	167,648
18.61%, 11/25/2034	68,146	88,238
20.37%, 12/25/2034	3,172	3,529
23.50%, 01/25/2035	24,990	32,785
0.00%, 04/25/2035 PO	150,762	144,232
0.78%, 04/25/2035	210,423	211,110
15.92%, 05/25/2035	21,824	28,153
18.83%, 05/25/2035	261,751	376,497
18.94%, 05/25/2035	179,944	259,448
23.16%, 05/25/2035	60,087	89,033
5.00%, 06/25/2035	73,690	77,649
6.50%, 06/25/2035	3,197	3,344
23.34%, 06/25/2035	71,185	110,091
5.75%, 07/25/2035	2,239,113	2,590,174
6.28%, 07/25/2035 IO	144,251	29,783
16.29%, 07/25/2035	54,021	81,084
5.50%, 08/25/2035	1,144,096	1,233,087
5.50%, 08/25/2035	232,457	263,100
15.62%, 08/25/2035	77,771	110,767
15.79%, 08/25/2035	113,662	157,792
0.00%, 09/25/2035 PO	37,123	35,630
22.47%, 09/25/2035	28,155	44,618
0.00%, 10/25/2035 PO	48,913	45,755
5.75%, 10/25/2035	231,836	253,180
15.79%, 10/25/2035	92,521	126,204
5.50%, 11/25/2035	11,931	11,962
22.98%, 11/25/2035	461,627	702,843
5.50%, 12/25/2035	584,000	692,479
5.50%, 12/25/2035	117,988	128,521
6.00%, 12/25/2035	47,133	52,649
6.00%, 12/25/2035	1,000,000	1,120,001
0.00%, 01/25/2036 PO	26,584	25,735
5.50%, 01/25/2036	87,277	95,908
0.00%, 03/25/2036 PO	38,205	36,568
0.00%, 03/25/2036 PO	337,432	296,210
5.50%, 03/25/2036	484,881	547,508
5.50%, 03/25/2036	227,454	245,033
5.50%, 03/25/2036	520,044	588,149
6.27%, 03/25/2036 IO	1,237,250	273,423
22.98%, 03/25/2036	30,055	47,887
0.00%, 04/25/2036 PO	59,839	55,009
0.00%, 04/25/2036 PO	114,489	101,723
0.00%, 04/25/2036 PO	139,974	130,383
0.68%, 04/25/2036	198,220	198,388
28.20%, 05/25/2036	37,798	70,847
0.00%, 06/25/2036 PO	66,893	62,604
0.00%, 06/25/2036 PO	98,908	94,259
0.00%, 06/25/2036 PO	32,852	31,119
0.00%, 06/25/2036 PO	223,211	211,442
0.00%, 06/25/2036 PO	280,470	263,930
0.83%, 06/25/2036	75,763	76,060
6.00%, 06/25/2036 IO	29	–
6.15%, 06/25/2036 IO	279,465	46,163
22.61%, 06/25/2036	12,099	16,988
0.52%, 06/27/2036	1,618,663	1,616,979
0.00%, 07/25/2036 PO	76,876	72,043
0.00%, 07/25/2036 PO	22,494	21,313
0.00%, 07/25/2036 PO	41,194	38,924
0.00%, 07/25/2036 PO	68,552	66,871
0.72%, 07/25/2036	612,711	615,378
0.89%, 07/25/2036	66,502	66,601
6.00%, 07/25/2036	935,771	1,076,028
6.09%, 07/25/2036 IO	118,622	24,480
6.50%, 07/25/2036	450,154	533,109
6.50%, 07/25/2036	596,641	687,883
27.07%, 07/25/2036	36,073	68,094
37.30%, 07/25/2036	29,260	60,224
0.00%, 08/25/2036 PO	71,847	68,704
0.00%, 08/25/2036 PO	28,183	26,896
0.00%, 08/25/2036 PO	56,834	53,064
0.00%, 08/25/2036 PO	136,724	128,316
0.78%, 08/25/2036	239,776	241,113
6.07%, 08/25/2036 IO	93,197	24,925
6.50%, 08/25/2036	339,559	391,341
6.50%, 08/25/2036	73,675	84,273
0.00%, 09/25/2036 PO	72,032	68,496
0.00%, 09/25/2036 PO	50,947	49,039
0.00%, 09/25/2036 PO	75,624	71,032
6.50%, 09/25/2036	59,446	67,584
4.50%, 10/25/2036	355,539	388,317
24.47%, 10/25/2036	44,933	73,522
0.00%, 11/25/2036 PO	19,471	18,477
0.00%, 11/25/2036 PO	128,478	121,389
0.00%, 11/25/2036 PO	52,969	50,266
0.00%, 12/25/2036 PO	27,483	25,795
0.00%, 12/25/2036 PO	61,826	54,909
0.48%, 12/25/2036	692,776	690,843
0.49%, 12/25/2036	187,501	183,364
6.00%, 12/25/2036	15,274	15,372
6.22%, 12/25/2036 IO	273,034	41,413
24.83%, 12/25/2036	15,081	23,050
0.00%, 01/25/2037 PO	190,606	172,950
0.00%, 01/25/2037 PO	59,598	55,142
5.50%, 01/25/2037	113,358	121,637
0.68%, 02/25/2037	236,276	235,518
36.40%, 02/25/2037	8,374	21,627
0.00%, 03/25/2037 PO	54,484	51,377
0.93%, 03/25/2037	147,152	148,100
1.18%, 03/25/2037	208,646	210,321
5.00%, 03/25/2037	15,681	17,238
5.65%, 03/25/2037 IO	23,083	3,907
6.00%, 03/25/2037	1,121,622	1,243,303
6.01%, 03/25/2037 IO	527,752	100,465
0.00%, 04/25/2037 PO	179,561	171,724
5.67%, 04/25/2037 IO	220,276	33,181
21.22%, 04/25/2037	109,213	167,657
0.00%, 05/25/2037 PO	40,539	39,089
0.73%, 05/25/2037	99,758	99,881
6.00%, 05/25/2037	626,390	711,979
0.83%, 06/25/2037	633,459	637,716
0.88%, 06/25/2037	48,798	50,665
5.35%, 06/25/2037 IO	106,456	14,695
5.67%, 06/25/2037 IO	409,736	63,493
5.67%, 06/25/2037 IO	136,306	23,865
6.50%, 06/25/2037	63,853	72,015
0.00%, 07/25/2037 PO	132,064	118,958
0.80%, 07/25/2037	104,288	104,435
0.93%, 07/25/2037	73,824	74,328
5.50%, 07/25/2037	312,009	351,599
5.97%, 07/25/2037 IO	821,713	146,795
6.19%, 07/25/2037 IO	458,739	69,759
6.72%, 07/25/2037 IO	1,253,382	267,086
15.42%, 07/25/2037	74,195	101,004
0.88%, 08/25/2037	530,314	532,043
5.50%, 08/25/2037	191,183	209,868
6.00%, 08/25/2037	282,090	318,633
6.00%, 08/25/2037	47,772	54,061
6.00%, 08/25/2037	259,181	291,004
6.00%, 08/25/2037	343,653	377,208
22.43%, 08/25/2037	109,624	167,350
0.88%, 09/25/2037	2,012,026	2,022,502
6.11%, 09/25/2037 IO	405,431	84,850
15.07%, 09/25/2037	29,846	42,000
0.00%, 10/25/2037 PO	1,094,349	988,903
6.02%, 10/25/2037 IO	385,894	63,183
6.03%, 10/25/2037 IO	425,330	65,438
6.12%, 10/25/2037	163,401	182,946
0.63%, 10/27/2037	2,602,077	2,590,514
5.93%, 12/25/2037 IO	30,733	4,088
5.97%, 12/25/2037 IO	517,069	66,890
6.02%, 12/25/2037 IO	405,022	84,789
6.50%, 12/25/2037	365,936	430,139
1.44%, 01/25/2038 IO	1,034,993	64,759
5.48%, 02/25/2038 IO	463,043	71,710
5.57%, 02/25/2038 IO	795,197	134,390
1.33%, 03/25/2038	100,278	101,868
5.77%, 03/25/2038 IO	134,947	22,707
5.80%, 03/25/2038 IO	121,684	17,782
6.56%, 03/25/2038 IO	196,033	38,880
13.13%, 03/25/2038	51,296	68,004
5.50%, 04/25/2038	1,322,539	1,375,417
6.42%, 04/25/2038 IO	145,522	22,805
6.47%, 04/25/2038 IO	168,850	29,625
6.50%, 04/25/2038	124,897	138,409
19.40%, 04/25/2038	61,402	89,302
0.00%, 05/25/2038 PO	5,433	5,109
1.76%, 06/25/2038 IO	431,504	30,494
5.00%, 07/25/2038	91,678	100,597
5.00%, 07/25/2038	108,523	120,678
5.50%, 07/25/2038	708,159	766,582
6.77%, 07/25/2038 IO	114,309	23,648
5.42%, 09/25/2038 IO	246,862	36,720
5.42%, 09/25/2038 IO	432,935	63,405
4.50%, 11/25/2038	69,230	71,446
0.83%, 12/25/2038	266,785	267,270
4.00%, 02/25/2039	370,799	385,781
4.50%, 02/25/2039	28,309	30,222
6.12%, 02/25/2039 IO	278,820	61,183
6.22%, 03/25/2039 IO	225,308	35,861
0.88%, 04/25/2039	602,559	605,895
5.00%, 07/25/2039 IO	188,774	27,758
7.00%, 07/25/2039	14,656	16,436
5.00%, 08/25/2039	667,024	741,156
6.00%, 08/25/2039	804,193	922,560
5.00%, 09/25/2039	648,985	698,887
6.01%, 09/25/2039	340,670	395,363
5.47%, 10/25/2039 IO	194,817	24,882
5.50%, 10/25/2039 IO	449,183	70,618
2.50%, 12/25/2039	748,800	792,996
5.75%, 12/25/2039 IO	250,617	34,811
6.29%, 12/25/2039	491,204	567,512
0.00%, 01/25/2040 PO	100,414	94,033
5.82%, 01/25/2040 IO	333,351	55,390
6.22%, 02/25/2040	131,740	151,944
1.03%, 03/25/2040	236,275	239,224
6.24%, 03/25/2040	371,925	431,648
6.45%, 03/25/2040	399,455	466,175
11.79%, 03/25/2040	652,329	831,933
1.03%, 04/25/2040	207,335	208,859
5.99%, 04/25/2040 IO	316,510	40,724
16.22%, 04/25/2040	306,484	399,725
1.03%, 05/25/2040	189,152	191,439
5.97%, 05/25/2040 IO	186,910	36,059
0.00%, 06/25/2040 PO	166,372	153,786
5.00%, 06/25/2040	1,650,469	1,831,641
5.50%, 06/25/2040	1,007,000	1,120,634
5.50%, 07/25/2040	769,378	881,032
4.00%, 08/25/2040	2,809,298	2,927,428
5.00%, 09/25/2040	206,000	242,525
5.50%, 10/25/2040	2,012,000	2,386,889
4.01%, 11/25/2040 IO	1,634,645	162,594
0.98%, 01/25/2041	442,840	444,751
6.10%, 01/25/2041 IO	1,245,588	286,769
1.69%, 04/25/2041 IO	2,739,152	180,188
0.93%, 07/25/2041	147,747	148,631
0.98%, 08/25/2041	454,492	459,953
0.93%, 11/25/2041	521,370	524,867
7.00%, 11/25/2041	3,340,290	3,980,044
7.00%, 11/25/2041	2,447,272	2,916,235
7.00%, 11/25/2041	2,889,671	3,446,843
3.50%, 03/25/2042	1,000,000	1,057,194
6.50%, 06/25/2042	91,033	106,905
0.88%, 09/25/2042	744,198	750,344
0.93%, 09/25/2042	2,762,116	2,729,675
0.93%, 09/25/2042	371,863	371,742
0.93%, 10/25/2042	1,220,946	1,231,138
3.00%, 02/25/2043	1,000,000	993,201
3.50%, 02/25/2043	724,724	761,703
0.00%, 09/25/2043 PO	2,187,795	1,818,885
0.00%, 10/25/2043 PO	1,543,677	1,271,217
0.00%, 12/25/2043 PO	4,229,001	3,376,303
5.67%, 11/25/2049 IO	204,968	30,372
5.82%, 02/25/2051	250,868	277,653
5.45%, 07/25/2051	73,079	82,202
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	87,695	100,698
6.50%, 07/25/2042	147,583	173,010
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	585,315	672,801
6.50%, 09/25/2042	251,623	295,939
Fannie Mae Trust 2003-W8
0.83%, 05/25/2042	55,697	55,646
7.00%, 10/25/2042	296,888	353,487
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	410,139	487,967
5.04%, 11/25/2043	133,337	133,975
Fannie Mae Trust 2004-W15
0.68%, 08/25/2044	274,854	273,312
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	98,127	115,159
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	101,541	120,525
Fannie Mae Trust 2005-W3
0.65%, 03/25/2045	2,251,283	2,189,444
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	124,160	142,907
Fannie Mae Trust 2006-W2
2.39%, 11/25/2045	291,744	307,661
0.65%, 02/25/2046	1,043,054	1,042,037
Fannie Mae Whole Loan
0.69%, 11/25/2046	2,613,955	2,618,632
Fannie Mae-Aces
0.75%, 01/25/2017	77,089	77,038
0.90%, 08/25/2019	602,380	603,161
1.80%, 12/25/2019	743,000	752,480
4.33%, 03/25/2020	773,877	838,238
3.66%, 11/25/2020	621,999	667,133
3.73%, 06/25/2021	5,158,000	5,603,742
3.76%, 06/25/2021	1,032,000	1,122,515
2.92%, 08/25/2021	706,000	737,141
2.61%, 10/25/2021	3,000,000	3,121,635
1.38%, 11/25/2022	4,482,768	4,483,114
2.28%, 12/27/2022	1,357,000	1,375,852
2.39%, 01/25/2023	1,342,000	1,365,718
3.51%, 12/25/2023	8,394,000	9,120,728
3.47%, 01/25/2024	16,000,000	17,146,934
3.10%, 07/25/2024	1,066,000	1,131,379
3.02%, 08/25/2024	1,273,000	1,340,411
2.53%, 09/25/2024	1,390,000	1,411,975
2.72%, 10/25/2024	13,450,000	13,833,204
2.59%, 12/25/2024	1,640,000	1,669,381
3.05%, 12/25/2024	2,912,365	3,033,045
2.83%, 01/25/2025	3,500,000	3,649,522
2.90%, 01/25/2025	2,000,000	2,083,740
2.94%, 11/25/2025	8,800,000	9,188,281
3.09%, 04/25/2027	23,211,000	24,537,873
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $1,017,323) (2)	1,003,176	1,020,648
FHLMC Multifamily Structured Pass Through Certificates
5.09%, 03/25/2019	9,000,000	9,855,106
1.64%, 06/25/2020 IO	59,669,860	3,020,071
2.57%, 09/25/2020	9,500,000	9,884,017
2.60%, 09/25/2020	763,000	790,982
2.87%, 12/25/2021	5,500,000	5,814,691
1.45%, 05/25/2022 IO	55,427,205	4,048,010
2.37%, 05/25/2022	15,905,000	16,400,057
1.13%, 09/25/2022	5,511,846	5,527,842
0.89%, 10/25/2022 IO	23,263,284	1,077,490
2.52%, 01/25/2023	2,000,000	2,050,872
2.62%, 01/25/2023	8,500,000	8,797,891
3.06%, 07/25/2023	8,150,000	8,686,934
3.53%, 07/25/2023	12,628,000	13,856,121
3.49%, 01/25/2024	5,000,000	5,468,175
3.39%, 03/25/2024	4,286,000	4,657,037
3.24%, 09/25/2024	1,444,000	1,553,498
3.17%, 10/25/2024	1,746,000	1,866,821
2.81%, 01/25/2025	29,255,000	30,416,312
2.77%, 05/25/2025	4,250,000	4,308,688
3.16%, 05/25/2025	5,600,000	5,939,877
3.28%, 06/25/2025	3,181,000	3,424,657
3.01%, 07/25/2025	1,532,000	1,612,539
3.00%, 12/25/2025	1,682,000	1,764,507
FHLMC Structured Pass Through Securities
5.96%, 07/25/2032	84,482	98,019
5.49%, 07/25/2033	248,948	289,133
2.93%, 10/25/2037	2,084,351	2,167,437
7.50%, 02/25/2042	348,526	417,909
7.50%, 08/25/2042	52,961	65,069
6.50%, 02/25/2043	330,727	397,313
7.00%, 02/25/2043	113,704	136,170
5.23%, 05/25/2043	795,008	888,674
0.00%, 07/25/2043 PO	32,104	28,049
7.50%, 07/25/2043	81,424	100,714
0.00%, 09/25/2043 PO	38,225	33,025
7.50%, 09/25/2043	455,846	549,195
0.00%, 10/25/2043 PO	41,707	34,615
7.00%, 10/25/2043	449,753	533,271
1.52%, 10/25/2044	918,575	933,698
FHLMC-GNMA
7.00%, 03/25/2023	20,926	22,992
6.25%, 11/25/2023	13,142	14,693
7.50%, 04/25/2024	95,596	107,702
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	15,620	15,722
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	172,423	148,146
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	49,869	49,667
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	93,708	79,912
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.22%, 08/25/2037 IO	1,384,942	333,620
First Horizon Mortgage Pass-Through Trust 2004-AR2
2.81%, 05/25/2034	77,368	76,211
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.74%, 02/25/2035	463,363	459,769
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.96%, 04/25/2035	278,158	272,246
Freddie Mac Gold Pool
6.50%, 07/01/2016	239	240
6.50%, 08/01/2016	411	413
6.00%, 04/01/2017	37,052	37,612
6.00%, 04/01/2017	76,844	78,209
6.50%, 05/01/2017	50	50
5.50%, 06/01/2017	1,322	1,347
5.00%, 10/01/2017	14,875	15,355
6.00%, 10/01/2017	40	40
6.50%, 11/01/2017	792	812
5.00%, 12/01/2017	62,464	64,482
5.00%, 12/01/2017	58,837	60,738
6.50%, 12/01/2017	1,653	1,695
5.50%, 01/01/2018	15,638	16,014
5.50%, 02/01/2018	16,182	16,673
5.50%, 04/01/2018	179,832	185,924
6.00%, 04/01/2018	3,556	3,649
6.50%, 04/01/2018	10,980	11,159
4.00%, 06/01/2018	2,582	2,684
4.50%, 08/01/2018	4,921	5,084
4.50%, 10/01/2018	3,495	3,611
4.50%, 10/01/2018	31,266	32,305
5.00%, 12/01/2018	9,243	9,541
5.50%, 01/01/2019	26,630	27,332
6.50%, 09/01/2019	9,169	9,396
5.50%, 12/01/2019	31,848	33,155
6.00%, 02/01/2020	5,943	6,117
5.50%, 04/01/2020	33,679	35,079
5.50%, 06/01/2020	18,897	19,460
6.00%, 06/01/2020	19,254	20,242
8.00%, 07/01/2020	71	72
6.00%, 08/01/2020	9,837	10,307
6.00%, 07/01/2021	46,538	48,565
6.00%, 07/01/2021	20,158	20,587
6.00%, 01/01/2022	4,203	4,299
6.00%, 02/01/2022	6,557	6,676
6.00%, 03/01/2022	24,697	25,302
6.50%, 03/01/2022	7,417	7,878
6.00%, 12/01/2022	10,963	12,408
5.50%, 07/01/2023	0	–
5.50%, 02/01/2024	26,450	28,763
4.00%, 07/01/2024	560,724	592,573
8.00%, 08/01/2024	1,038	1,218
8.00%, 11/01/2024	775	863
7.50%, 08/01/2025	1,829	2,182
3.50%, 11/01/2025	663,492	701,948
3.50%, 12/01/2025	2,014,700	2,144,073
10.00%, 03/17/2026	42,431	44,666
7.00%, 04/01/2026	2,077	2,429
3.50%, 08/01/2026	2,273,897	2,420,095
3.50%, 01/01/2027	370,886	394,730
6.50%, 01/01/2028	61,306	69,751
2.50%, 03/01/2028	15,278,089	15,749,522
2.50%, 04/01/2028	4,039,986	4,164,513
2.50%, 04/15/2028 (4)	1,000,000	1,027,001
3.00%, 07/01/2028	3,258,043	3,419,237
8.50%, 07/01/2028	5,498	6,802
3.00%, 08/01/2028	1,776,524	1,865,942
3.00%, 09/01/2028	6,971,530	7,315,003
3.00%, 10/01/2028	2,851,194	2,997,329
7.00%, 12/01/2028	82,725	97,411
3.00%, 05/01/2029	2,489,734	2,617,070
6.50%, 06/01/2029	28,001	32,998
7.00%, 07/01/2029	1,112	1,247
6.50%, 08/01/2029	126,397	149,052
6.00%, 10/01/2029	29,027	33,437
2.50%, 03/01/2030	2,702,306	2,782,279
2.50%, 07/01/2030	6,426,488	6,617,126
10.00%, 10/01/2030	248,290	273,777
7.00%, 01/01/2031	70,418	82,209
3.50%, 01/01/2032	1,035,882	1,095,070
7.50%, 01/01/2032	161,361	192,356
3.50%, 03/01/2032	418,544	442,469
7.00%, 07/01/2032	6,124	6,985
7.00%, 08/01/2032	9,078	10,821
5.50%, 01/01/2033	240,306	269,203
3.50%, 02/01/2033	340,265	361,398
6.00%, 02/01/2033	112,649	125,120
3.50%, 05/01/2033	1,370,235	1,455,317
3.50%, 05/01/2033	398,140	422,818
5.50%, 10/01/2033	69,419	79,722
6.00%, 12/01/2033	15,212	17,240
5.00%, 01/01/2034	55,287	61,799
6.00%, 01/01/2034	47,005	52,216
6.00%, 01/01/2034	49,751	57,277
5.00%, 06/01/2034	283,681	314,059
5.00%, 09/01/2034	129,800	144,962
6.50%, 11/01/2034	15,357	17,787
6.50%, 01/01/2035	179,999	208,546
5.00%, 03/01/2035	90,513	100,535
5.50%, 07/01/2035	131,939	148,874
4.50%, 11/01/2035	20,975	22,843
6.50%, 12/01/2035	111,534	133,364
6.50%, 12/01/2035	57,006	62,096
5.50%, 01/01/2036	47,885	53,878
5.00%, 03/01/2036	5,919,112	6,553,576
5.00%, 07/01/2036	5,174	5,721
5.00%, 11/01/2036	161,927	179,467
6.00%, 11/01/2036	26,914	29,548
6.50%, 11/01/2036	41,605	50,476
6.50%, 11/01/2036	247,091	281,236
6.50%, 11/01/2036	559,993	641,222
5.50%, 12/01/2036	74,632	83,705
6.00%, 12/01/2036	36,799	42,099
6.00%, 12/01/2036	18,592	21,211
6.50%, 12/01/2036	540,068	622,065
6.50%, 12/01/2036	185,741	211,454
7.50%, 12/01/2036	600,530	717,881
6.50%, 01/01/2037	39,572	44,367
6.50%, 01/01/2037	6,786	7,037
6.50%, 02/01/2037	53,702	61,066
7.00%, 02/01/2037	15,150	17,863
5.00%, 03/01/2037	480,255	531,244
5.00%, 06/01/2037	495,926	546,867
6.50%, 06/01/2037	24,522	27,418
5.00%, 08/01/2037	464,048	510,480
6.50%, 11/01/2037	102,363	122,706
7.50%, 01/01/2038	109,932	126,900
7.50%, 01/01/2038	72,210	88,221
5.00%, 02/01/2038	507,041	556,772
5.00%, 03/01/2038	569,721	626,348
5.00%, 03/01/2038	553,610	608,111
5.00%, 03/01/2038	125,518	138,241
5.00%, 03/01/2038	862,684	953,480
6.50%, 03/01/2038	99,878	115,103
5.00%, 04/01/2038	524,968	576,457
5.50%, 05/01/2038	148,046	165,919
5.50%, 08/01/2038	175,199	196,457
5.00%, 09/01/2038	417,922	458,915
5.00%, 09/01/2038	2,039	2,239
7.50%, 09/01/2038	52,734	65,500
5.00%, 11/01/2038	3,069	3,372
5.00%, 11/01/2038	178,661	196,184
5.00%, 12/01/2038	1,772	1,947
5.00%, 12/01/2038	495,907	545,259
5.50%, 01/01/2039	5,888,743	6,654,618
5.00%, 02/01/2039	1,019,396	1,119,378
5.00%, 05/01/2039	14,012	15,824
4.50%, 07/01/2039	485,040	526,575
4.50%, 10/01/2039	3,467,962	3,774,777
5.00%, 10/01/2039	1,121,453	1,231,490
4.50%, 11/01/2039	5,758,461	6,267,287
4.50%, 11/01/2039	3,964,061	4,315,299
5.00%, 03/01/2040	5,484,511	6,053,372
5.50%, 03/01/2040	51,355	57,279
5.50%, 05/01/2040	4,167,959	4,672,555
4.50%, 08/01/2040	95,020	104,044
4.50%, 08/01/2040	913,018	994,936
5.00%, 08/01/2040	2,669,263	2,948,518
5.00%, 08/01/2040	722,755	798,365
5.50%, 08/01/2040	1,777,076	1,990,190
4.00%, 09/01/2040	1,393,744	1,491,553
4.50%, 09/01/2040	2,813,125	3,067,921
4.50%, 09/01/2040	701,191	764,029
4.00%, 11/01/2040	4,380,557	4,688,386
4.00%, 11/01/2040	70,963	75,932
4.00%, 12/01/2040	1,782,299	1,914,648
4.00%, 12/01/2040	2,594,737	2,777,226
4.00%, 12/01/2040	2,024,709	2,175,053
4.00%, 12/01/2040	2,474,185	2,647,956
4.00%, 12/01/2040	769,534	826,633
4.00%, 01/01/2041	1,746,998	1,871,524
4.50%, 03/01/2041	526,078	573,322
5.00%, 04/01/2041	2,374,103	2,622,477
4.50%, 05/01/2041	3,837,497	4,190,875
5.00%, 06/01/2041	643,038	706,382
4.00%, 10/01/2041	9,098,827	9,735,599
4.00%, 11/01/2041	23,064	24,646
4.00%, 01/01/2042	417,041	446,100
3.50%, 04/15/2042 (4)	47,200,000	49,426,330
4.00%, 05/01/2042	29,804	31,874
3.50%, 06/01/2042	805,742	844,715
3.50%, 06/01/2042	4,545,830	4,780,387
4.00%, 06/01/2042	3,828,754	4,121,319
3.50%, 07/01/2042	18,177,431	19,056,667
3.00%, 08/01/2042	3,097,710	3,178,080
3.50%, 08/01/2042	1,541,646	1,616,216
3.50%, 09/01/2042	6,189,784	6,489,197
3.00%, 10/01/2042	7,578,839	7,775,481
3.50%, 10/01/2042	4,939,484	5,178,417
4.00%, 10/01/2042	194,582	203,230
3.00%, 11/01/2042	9,841,894	10,111,836
3.50%, 11/01/2042	204,609	215,181
4.00%, 01/01/2043	423,640	455,841
3.00%, 02/01/2043	637,497	654,034
3.00%, 03/01/2043	8,238,567	8,452,279
3.00%, 03/01/2043	4,058,457	4,163,736
3.50%, 03/01/2043	1,371,960	1,438,036
3.00%, 04/01/2043	155,505	159,515
3.00%, 04/15/2043 (4)	22,325,000	22,866,122
3.50%, 05/01/2043	425,976	447,912
3.00%, 05/15/2043 (4)	5,000,000	5,110,450
3.00%, 06/01/2043	63,922	65,551
3.00%, 06/01/2043	17,479,854	17,929,712
3.50%, 06/01/2043	1,547,841	1,627,837
3.50%, 06/01/2043	2,857,232	2,994,683
4.00%, 06/01/2043	23,655	25,473
3.00%, 07/01/2043	43,381	44,496
3.00%, 07/01/2043	566,515	581,094
3.00%, 08/01/2043	854,195	876,003
3.00%, 08/01/2043	10,803,549	11,080,476
3.00%, 09/01/2043	705,240	723,151
4.00%, 09/01/2043	272,325	290,854
3.50%, 10/01/2043	364,771	382,281
3.00%, 11/01/2043	84,393	86,548
4.00%, 11/01/2043	172,538	184,853
4.00%, 11/01/2043	413,041	441,224
4.00%, 12/01/2043	3,771,668	4,028,834
4.00%, 12/01/2043	466,214	498,032
4.00%, 12/01/2043	1,101,961	1,183,662
4.00%, 01/01/2044	192,009	205,786
4.00%, 01/01/2044	1,141,617	1,219,530
4.00%, 03/01/2044	6,446,853	6,885,770
3.50%, 05/01/2044	24,653,224	25,994,372
4.50%, 05/01/2044	3,750,761	4,078,394
4.50%, 07/01/2044	126,392	137,216
4.00%, 10/01/2044	15,393,474	16,534,622
3.50%, 03/01/2045	5,437,379	5,698,391
4.00%, 04/15/2045 (4)	18,310,000	19,546,282
3.00%, 05/01/2045	3,299,360	3,384,810
3.00%, 05/01/2045	1,881,747	1,931,066
3.00%, 06/01/2045	983,180	1,007,825
3.50%, 12/01/2045	6,933,439	7,266,267
3.50%, 01/01/2046	7,443,796	7,826,517
Freddie Mac Non Gold Pool
2.27%, 07/01/2019	1,861	1,885
2.38%, 07/01/2026	4,764	4,797
2.46%, 01/01/2027	9,222	9,672
2.51%, 04/01/2030	4,502	4,732
2.62%, 09/01/2032	8,979	9,480
2.66%, 05/01/2033	262,326	276,069
2.61%, 12/01/2033	46,574	49,261
2.41%, 04/01/2034	87,607	92,509
2.67%, 09/01/2034	182,341	192,463
2.64%, 01/01/2035	297,703	313,436
2.65%, 01/01/2035	87,067	91,742
2.32%, 08/01/2035	27,142	28,692
2.74%, 12/01/2035	119,168	126,652
2.55%, 02/01/2036	200,281	211,426
2.57%, 02/01/2036	40,018	42,014
3.12%, 03/01/2036	205,196	217,334
3.28%, 03/01/2036	220,382	231,563
2.50%, 05/01/2036	201,815	212,969
2.51%, 05/01/2036	124,672	131,168
2.94%, 05/01/2036	42,517	45,084
2.65%, 06/01/2036	508,738	530,686
2.78%, 06/01/2036	173,546	183,409
2.29%, 07/01/2036	87,118	91,656
2.50%, 07/01/2036	68,738	72,648
3.20%, 07/01/2036	77,304	79,979
2.23%, 08/01/2036	57,780	60,186
2.45%, 08/01/2036	116,747	122,225
2.51%, 08/01/2036	697,359	734,660
2.52%, 09/01/2036	247,803	261,433
2.62%, 09/01/2036	246,070	260,280
2.29%, 10/01/2036	201,487	211,331
2.33%, 10/01/2036	109,498	115,212
2.35%, 10/01/2036	390,167	408,081
2.35%, 10/01/2036	90,965	95,926
2.65%, 10/01/2036	210,021	221,810
2.91%, 10/01/2036	48,738	50,565
2.97%, 10/01/2036	161,727	172,054
2.50%, 11/01/2036	45,317	47,796
2.52%, 11/01/2036	185,746	194,283
2.52%, 11/01/2036	301,996	318,678
2.54%, 11/01/2036	92,906	98,128
2.54%, 11/01/2036	84,962	89,833
2.42%, 12/01/2036	595,764	623,430
2.47%, 12/01/2036	567,233	599,156
2.57%, 12/01/2036	18,642	19,553
2.89%, 12/01/2036	209,096	223,009
3.08%, 12/01/2036	27,819	30,043
2.20%, 01/01/2037	24,047	25,217
2.84%, 01/01/2037	110,884	117,447
2.65%, 02/01/2037	19,441	20,534
2.79%, 02/01/2037	315,718	333,080
2.80%, 02/01/2037	16,970	17,931
2.98%, 02/01/2037	176,520	187,016
3.26%, 02/01/2037	40,918	43,828
2.56%, 03/01/2037	564,051	593,021
3.15%, 03/01/2037	85,312	89,557
3.33%, 03/01/2037	46,754	49,746
2.11%, 04/01/2037	69,543	72,851
2.62%, 04/01/2037	10,138	10,476
2.77%, 04/01/2037	146,272	154,016
2.08%, 05/01/2037	168,140	174,870
2.52%, 05/01/2037	170,837	179,950
2.53%, 05/01/2037	77,531	82,707
2.62%, 05/01/2037	51,755	55,219
2.82%, 05/01/2037	238,667	254,551
2.96%, 05/01/2037	397,319	422,165
2.53%, 06/01/2037	115,800	121,509
2.62%, 07/01/2037	106,170	112,229
2.55%, 11/01/2037	52,816	55,703
2.86%, 04/01/2038	215,232	228,637
2.72%, 05/01/2038	147,873	155,899
3.97%, 07/01/2040	166,926	174,652
Freddie Mac Reference REMIC
6.00%, 04/15/2036	665,339	761,135
6.00%, 05/15/2036	917,599	1,043,688
Freddie Mac REMICS
6.50%, 08/15/2016	1,865	1,897
6.00%, 09/15/2016	1,306	1,322
6.00%, 09/15/2016	6,596	6,686
6.00%, 09/15/2016	626	634
6.00%, 09/15/2016	3,174	3,220
6.00%, 09/15/2016	228	231
6.00%, 10/15/2016	1,747	1,771
5.50%, 12/15/2016	2,667	2,697
6.00%, 12/15/2016	1,850	1,863
6.00%, 03/15/2017	3,285	3,351
5.50%, 06/15/2017	315	316
6.00%, 06/15/2017	5,209	5,277
15.76%, 08/15/2017	1,997	2,142
5.50%, 10/15/2017	6,494	6,657
5.00%, 12/15/2017	14,165	14,472
5.50%, 12/15/2017	28,938	29,739
5.00%, 01/15/2018	10,800	10,975
4.50%, 05/15/2018	16,027	16,469
6.50%, 05/15/2018	2,879	2,984
4.50%, 06/15/2018	134,703	139,147
5.66%, 06/15/2018 IO	22,826	1,050
4.50%, 07/15/2018	128,855	133,126
0.00%, 10/15/2018 PO	337	335
0.00%, 03/15/2019 PO	60,619	59,642
6.50%, 03/15/2019 IO	1,890	141
4.50%, 04/15/2019	1,174	1,206
0.00%, 07/15/2019 PO	712	707
0.00%, 02/15/2020 PO	285,498	275,204
5.00%, 02/15/2020 IO	54,287	3,212
5.00%, 02/15/2020 IO	85,061	5,708
6.50%, 03/15/2020	6,195	6,546
11.51%, 03/15/2020	21,931	24,068
9.50%, 04/15/2020	479	499
9.60%, 04/15/2020	957	1,022
10.00%, 06/15/2020	157	169
7.80%, 09/15/2020	175	182
9.00%, 10/15/2020	656	696
6.95%, 01/15/2021	2,341	2,484
8.60%, 01/15/2021	10	11
9.50%, 01/15/2021	646	702
1066.21%, 02/15/2021 IO	1	8
9.00%, 04/15/2021	490	558
1.39%, 05/15/2021	454	459
5.00%, 05/15/2021	1,372	1,419
6.75%, 05/15/2021	1,386	1,470
7.00%, 05/15/2021	8,005	8,714
32.52%, 05/15/2021	195	316
43.26%, 05/15/2021	318	501
6.00%, 07/15/2021	1,254	1,340
5.50%, 08/15/2021	655	690
7.00%, 09/15/2021	3,441	3,681
8.50%, 09/15/2021	3,141	3,495
6.70%, 11/15/2021	181,427	190,708
1181.25%, 11/15/2021 IO	2	12
0.00%, 12/15/2021 PO	211,096	208,198
1145.92%, 01/15/2022 IO	26	429
5.00%, 03/15/2022	568,000	601,694
7.00%, 03/15/2022	1,465	1,607
6.00%, 05/15/2022	1,001	1,064
7.00%, 05/15/2022	2,036	2,250
7.50%, 08/15/2022	2,374	2,702
8.00%, 08/15/2022	5,951	6,731
1.59%, 09/15/2022	4,029	4,111
5.50%, 10/15/2022	116,821	127,195
4.46%, 12/15/2022	3,866	4,208
5.50%, 12/15/2022	38,237	41,398
1.66%, 02/15/2023	530	541
7.50%, 02/15/2023	36,181	40,170
5.50%, 03/15/2023	146,000	166,944
1.59%, 04/15/2023	21,398	21,914
5.50%, 04/15/2023	147,000	169,106
7.00%, 04/15/2023	30,976	33,871
7.50%, 04/15/2023	6,567	7,299
5.00%, 05/15/2023	32,841	35,325
7.00%, 05/15/2023	3,602	4,036
8.58%, 05/15/2023	14,543	17,367
0.00%, 06/15/2023 PO	2,477	2,449
0.00%, 06/15/2023 PO	3,402	3,363
5.60%, 06/15/2023	70,156	74,713
6.11%, 06/15/2023 IO	22,911	1,172
1.12%, 07/15/2023	12,800	12,834
8.16%, 07/15/2023	13,366	14,674
24.86%, 07/15/2023	2,689	4,259
2.16%, 08/15/2023	800	826
6.50%, 09/15/2023	90,944	103,530
7.00%, 09/15/2023	28,322	31,425
32.62%, 09/15/2023	11,908	21,112
0.00%, 10/15/2023 PO	48,435	47,721
6.25%, 10/15/2023	15,362	17,000
21.33%, 10/15/2023	5,255	8,398
5.00%, 11/15/2023	432,114	470,232
5.50%, 11/15/2023	108,274	118,205
6.00%, 11/15/2023	34,700	38,167
5.00%, 12/15/2023	43,385	46,862
6.50%, 12/15/2023	46,178	51,145
6.50%, 12/15/2023	21,621	23,848
7.00%, 01/15/2024	13,924	15,611
0.00%, 02/15/2024 PO	15,161	14,311
0.00%, 02/15/2024 PO	5,959	5,426
7.00%, 02/15/2024	1,655	1,893
10.00%, 02/15/2024	2,165	3,185
18.26%, 02/15/2024	1,525	2,223
0.93%, 03/15/2024	1,137	1,136
1.04%, 03/15/2024	2,380	2,412
7.00%, 03/15/2024	61,285	68,736
7.00%, 03/15/2024	11,874	13,310
28.45%, 03/15/2024 IO	7,782	4,173
7.50%, 04/15/2024	45,837	51,753
0.00%, 05/15/2024 PO	9,129	8,734
8.82%, 05/15/2024 IO	21,858	4,415
0.74%, 06/15/2024	47,182	47,218
6.00%, 06/15/2024	41,663	47,167
7.50%, 08/15/2024	7,619	8,663
4.00%, 12/15/2024	206,000	228,076
5.00%, 12/15/2024	122,653	133,013
31.43%, 04/15/2025	34,344	55,514
4.50%, 06/15/2025	722,000	809,925
15.78%, 08/15/2025	21,268	27,989
26.11%, 10/15/2025	40,566	63,098
3.50%, 01/15/2026	2,000,000	2,157,949
5.00%, 03/15/2026	302,130	328,708
6.50%, 03/15/2026	6,531	7,167
6.50%, 07/15/2026	42,645	48,550
7.50%, 09/15/2026	5,937	6,822
8.00%, 09/15/2026	16,241	18,757
6.50%, 01/15/2027	30,302	34,497
7.50%, 01/15/2027	38,080	43,579
7.50%, 01/15/2027	12,823	14,749
1.14%, 02/15/2027	994	1,011
6.00%, 05/15/2027	32,842	36,616
7.25%, 07/15/2027	1,859	2,128
7.50%, 09/15/2027	12,934	14,382
6.50%, 12/15/2027	20,501	22,946
7.00%, 03/15/2028 IO	21,374	5,007
7.50%, 03/15/2028	68,043	78,133
7.50%, 05/15/2028	23,756	27,358
6.50%, 06/15/2028	34,929	40,260
7.00%, 06/15/2028	4,155	4,737
6.00%, 07/15/2028	13,299	14,753
6.25%, 08/15/2028	76,745	86,067
6.50%, 08/15/2028	71,689	80,056
6.00%, 09/15/2028	14,125	15,948
7.00%, 10/15/2028 IO	27,387	3,161
6.00%, 11/15/2028	63,724	72,663
6.00%, 12/15/2028	118,702	132,933
1.04%, 01/15/2029	28,640	29,081
6.00%, 01/15/2029	163,136	186,303
6.00%, 02/15/2029	34,113	37,739
6.25%, 02/15/2029	178,481	202,374
28.65%, 03/15/2029	4,717	8,715
7.00%, 04/15/2029 IO	2,682	330
7.00%, 06/15/2029	148,304	170,306
7.50%, 06/15/2029 IO	11,158	1,462
7.00%, 07/15/2029	64,922	73,561
7.00%, 08/15/2029	36,579	42,699
4.00%, 11/15/2029 IO	369,328	28,487
7.50%, 11/15/2029	192	228
8.00%, 11/15/2029	32,490	37,498
7.00%, 01/15/2030	71,371	82,439
8.00%, 01/15/2030	63,302	73,431
8.00%, 01/15/2030	20,286	24,572
8.00%, 03/15/2030	11,612	13,935
5.00%, 04/15/2030	702,000	838,803
8.00%, 04/15/2030	17,800	20,764
7.50%, 05/15/2030	14,667	17,054
7.50%, 08/15/2030	12,834	14,934
7.25%, 09/15/2030	34,667	40,124
7.00%, 10/15/2030	48,607	55,974
7.50%, 10/15/2030	892	1,034
7.50%, 10/15/2030	4,229	4,925
7.25%, 12/15/2030	57,585	66,480
7.00%, 03/15/2031	25,392	29,775
6.50%, 05/15/2031	14,588	16,779
7.00%, 06/15/2031	27,391	32,232
8.50%, 06/15/2031	57,442	68,138
6.00%, 07/15/2031	11,409	11,282
7.00%, 07/15/2031	58,281	66,921
6.50%, 08/15/2031	32,571	37,353
6.50%, 08/15/2031	326,578	382,878
6.50%, 08/15/2031	30,428	34,967
6.50%, 08/15/2031	28,156	32,627
6.50%, 10/15/2031	29,557	33,645
6.50%, 01/15/2032	32,735	36,969
6.50%, 01/15/2032	54,451	61,214
1.34%, 02/15/2032	175,534	179,479
6.38%, 02/15/2032	38,694	41,584
6.50%, 02/15/2032	64,640	73,756
6.50%, 02/15/2032	58,836	66,453
7.56%, 02/15/2032 IO	135,940	31,755
8.21%, 02/15/2032 IO	27,246	8,730
15.23%, 02/15/2032	72,195	98,627
18.37%, 02/15/2032	72,228	115,565
6.50%, 03/15/2032	76,371	87,155
6.50%, 03/15/2032	85,601	98,869
7.00%, 03/15/2032	52,095	60,290
7.00%, 03/15/2032	65,692	76,173
7.51%, 03/15/2032 IO	56,302	15,606
7.56%, 03/15/2032 IO	36,729	10,261
6.50%, 04/15/2032	20,490	24,033
6.50%, 04/15/2032	129,296	152,076
6.50%, 04/15/2032	194,140	222,576
7.00%, 04/15/2032	42,519	47,963
7.00%, 04/15/2032	119,250	140,036
5.50%, 05/15/2032	59,186	60,320
6.50%, 05/15/2032	72,085	82,795
7.00%, 05/15/2032	49,956	57,486
6.50%, 06/15/2032	86,715	100,113
6.50%, 06/15/2032	45,644	52,203
6.50%, 06/15/2032	60,513	69,764
6.50%, 07/15/2032	68,859	78,854
6.50%, 07/15/2032	92,495	107,233
0.00%, 09/15/2032 PO	1,850,463	1,701,869
6.00%, 09/15/2032	113,590	130,468
0.00%, 12/15/2032 PO	64,245	63,082
0.00%, 12/15/2032 PO	8,926	8,825
0.00%, 12/15/2032 PO	11,916	11,054
1.19%, 12/15/2032	95,073	96,849
6.00%, 12/15/2032	90,759	103,428
6.00%, 12/15/2032	164,237	185,739
17.55%, 12/15/2032	56,051	77,858
0.00%, 01/15/2033 PO	44,618	44,444
6.00%, 01/15/2033	103,617	118,562
6.00%, 02/15/2033	401,945	444,278
6.00%, 02/15/2033	89,640	102,265
6.00%, 03/15/2033	69,229	76,328
6.50%, 03/15/2033 IO	44,519	8,317
14.05%, 06/15/2033	145,880	200,626
5.00%, 07/15/2033	989,618	1,139,632
6.58%, 07/15/2033	462	561
12.41%, 07/15/2033	40,549	47,136
3.00%, 08/15/2033	495,000	514,906
13.96%, 09/15/2033	46,045	62,413
7.62%, 10/15/2033	1,084,000	1,201,302
15.54%, 11/15/2033	24,523	33,168
1.04%, 12/15/2033	353,995	357,122
5.50%, 12/15/2033	100,404	103,143
5.00%, 01/15/2034	573,279	639,494
5.50%, 02/15/2034	28,416	30,119
6.00%, 05/15/2034	345,640	378,681
22.89%, 06/15/2034	138,057	195,989
0.00%, 07/15/2034 PO	246,146	232,722
2.66%, 07/15/2034	89,505	94,924
4.00%, 11/15/2034 IO	621,345	21,644
0.00%, 01/15/2035 PO	2,325	2,286
0.00%, 02/15/2035 PO	66,759	62,721
26.24%, 02/15/2035	79,924	130,309
0.00%, 04/15/2035 PO	119,009	111,104
6.00%, 04/15/2035	1,057,000	1,262,204
0.84%, 05/15/2035	120,408	120,707
0.74%, 06/15/2035	127,448	127,138
15.90%, 06/15/2035	16,264	19,456
0.00%, 08/15/2035 PO	9,654	9,189
1.24%, 08/15/2035	126,924	129,425
0.00%, 09/15/2035 PO	62,123	58,976
6.00%, 09/15/2035	99,223	100,695
18.55%, 11/15/2035	74,390	109,214
0.00%, 01/15/2036 PO	35,714	35,499
6.00%, 01/15/2036	278,359	319,307
22.97%, 01/15/2036	22,179	35,604
0.00%, 02/15/2036 PO	241,028	224,413
0.00%, 02/15/2036 PO	81,117	75,940
0.00%, 02/15/2036 PO	55,968	50,955
0.00%, 02/15/2036 PO	48,267	46,033
0.00%, 03/15/2036 PO	138,285	129,738
0.00%, 03/15/2036 PO	149,280	138,950
0.00%, 03/15/2036 PO	15,090	14,375
6.00%, 03/15/2036	2,035	2,526
0.00%, 04/15/2036 PO	81,523	77,564
0.00%, 04/15/2036 PO	284,470	268,558
0.00%, 04/15/2036 PO	155,047	146,374
0.00%, 04/15/2036 PO	280,545	260,757
6.00%, 04/15/2036	1,443,820	1,650,453
6.00%, 04/15/2036 IO	157,334	29,720
6.00%, 04/15/2036	174,093	200,152
0.00%, 05/15/2036 PO	14,448	12,791
0.00%, 05/15/2036 PO	22,715	21,448
0.00%, 05/15/2036 PO	65,027	62,156
0.00%, 05/15/2036 PO	108,306	97,838
0.89%, 05/15/2036	1,120,969	1,125,515
0.94%, 05/15/2036	673,861	677,568
0.00%, 06/15/2036 PO	255,162	241,418
6.00%, 06/15/2036	152,932	158,627
6.00%, 06/15/2036	37,246	42,189
18.46%, 06/15/2036	53,648	73,534
0.00%, 07/15/2036 PO	50,378	46,736
6.50%, 07/15/2036	228,852	264,450
6.50%, 07/15/2036	175,252	199,880
6.66%, 07/15/2036 IO	22,654	3,585
0.00%, 08/15/2036 PO	73,057	68,080
5.50%, 08/15/2036	362,761	409,101
5.50%, 08/15/2036	129,345	141,498
6.21%, 08/15/2036 IO	1,079,238	204,510
0.00%, 09/15/2036 PO	31,607	29,989
0.00%, 09/15/2036 PO	47,543	45,269
0.00%, 10/15/2036 PO	85,624	76,812
6.26%, 10/15/2036 IO	100,297	16,987
7.50%, 11/15/2036	1,346,725	1,613,699
0.00%, 12/15/2036 PO	40,600	38,796
7.00%, 12/15/2036	3,311,030	3,933,246
7.50%, 12/15/2036	1,176,821	1,445,144
0.00%, 01/15/2037 PO	40,189	38,103
5.70%, 01/15/2037 IO	73,921	10,893
0.00%, 02/15/2037 PO	106,116	94,826
0.00%, 02/15/2037 PO	21,078	19,838
0.88%, 02/15/2037	93,739	94,202
6.00%, 02/15/2037	138,001	152,695
0.00%, 03/15/2037 PO	42,367	38,556
6.01%, 03/15/2037 IO	111,238	16,776
9.00%, 03/15/2037	30,311	37,471
0.00%, 04/15/2037 PO	50,866	48,181
6.00%, 04/15/2037	126,070	143,627
0.00%, 05/15/2037 PO	5,433	5,092
0.00%, 05/15/2037 PO	90,502	86,086
0.00%, 05/15/2037 PO	448,222	428,190
6.00%, 05/15/2037	312,338	335,739
0.00%, 06/15/2037 PO	24,931	23,573
0.00%, 06/15/2037 PO	45,772	43,041
0.00%, 07/15/2037 PO	544,672	494,187
0.83%, 07/15/2037	2,355,240	2,352,879
4.50%, 07/15/2037 IO	1,404,569	71,612
6.16%, 07/15/2037 IO	105,063	18,020
4.00%, 08/15/2037 IO	1,205,847	81,433
0.00%, 09/15/2037 PO	60,143	56,992
1.04%, 09/15/2037	34,734	34,938
4.00%, 10/15/2037 IO	759,914	37,287
4.00%, 10/15/2037 IO	513,674	16,042
1.12%, 11/15/2037	1,415,028	1,437,899
5.98%, 11/15/2037 IO	541,000	88,251
6.01%, 11/15/2037 IO	335,888	50,413
5.56%, 01/15/2038 IO	618,428	92,564
16.36%, 02/15/2038	25,273	35,417
5.50%, 03/15/2038	918,000	1,062,643
6.36%, 04/15/2038 IO	231,092	38,362
5.50%, 05/15/2038	198,713	217,968
5.76%, 06/15/2038 IO	250,633	44,197
6.00%, 06/15/2038	48,013	54,926
6.00%, 06/15/2038	734,509	831,109
5.41%, 08/15/2038 IO	473,159	66,239
5.68%, 10/15/2038	217,300	244,338
5.50%, 01/15/2039	374,004	421,564
2.14%, 02/15/2039	173,016	177,442
5.56%, 02/15/2039 IO	204,127	38,006
0.84%, 04/15/2039	863,316	869,084
0.89%, 05/15/2039	1,096,623	1,099,238
5.66%, 05/15/2039 IO	161,321	19,457
5.86%, 05/15/2039 IO	252,201	35,968
1.64%, 07/15/2039	147,821	150,415
4.50%, 07/15/2039	1,304,186	1,418,608
0.89%, 08/15/2039	337,338	338,060
3.50%, 08/15/2039	960,070	1,012,104
0.00%, 10/15/2039 PO	210,773	186,546
5.00%, 10/15/2039 IO	700,790	72,916
5.81%, 12/15/2039 IO	266,813	33,608
0.00%, 01/15/2040 PO	215,295	193,706
1.70%, 01/15/2040 IO	2,822,139	193,538
16.05%, 02/15/2040	475,000	743,831
0.94%, 10/15/2040	374,780	376,790
5.56%, 10/15/2040 IO	1,232,239	181,428
5.56%, 10/15/2040 IO	970,011	157,575
0.99%, 12/15/2040	2,892,020	2,916,399
0.99%, 03/15/2041	2,072,532	2,064,875
5.00%, 05/15/2041	1,080,548	1,339,461
5.50%, 05/15/2041	561,855	607,775
5.50%, 05/15/2041	1,466,676	1,653,986
0.84%, 10/15/2041	1,485,113	1,478,741
4.00%, 11/15/2041	1,386,005	1,491,578
4.00%, 12/15/2041	642,183	699,438
0.94%, 03/15/2042	1,358,311	1,373,127
0.94%, 07/15/2042	710,173	715,814
0.89%, 08/15/2042	3,527,307	3,558,935
0.84%, 09/15/2042	1,293,727	1,282,729
3.00%, 06/15/2043	206,000	210,789
4.50%, 09/15/2043	1,000,000	1,206,978
1.75%, 02/15/2046	3,310,252	3,466,239
7.25%, 11/15/2046	1,524,522	1,791,718
3.50%, 06/15/2048	7,722,157	8,128,822
0.00%, 10/15/2049 PO	926,801	866,266
Freddie Mac Strips
4.50%, 11/15/2020 IO	100,012	4,847
4.50%, 12/15/2020 IO	67,309	3,620
9.00%, 04/01/2022 IO	176	32
0.00%, 04/01/2028 PO	123,112	112,262
5.00%, 09/15/2035 IO	227,461	36,868
5.00%, 09/15/2035 IO	425,542	69,123
5.00%, 09/15/2035 IO	273,102	43,405
7.26%, 08/15/2036 IO	832,439	154,628
0.99%, 07/15/2042	4,164,959	4,159,624
3.50%, 07/15/2042	9,347,290	9,743,770
0.94%, 08/15/2042	2,721,334	2,710,834
0.99%, 08/15/2042	2,357,311	2,341,028
3.00%, 08/15/2042	3,359,632	3,431,070
3.00%, 01/15/2043	819,280	830,136
0.00%, 09/15/2043 PO	1,407,290	1,202,260
Ginnie Mae I pool
9.00%, 08/15/2016	5	5
9.00%, 12/15/2016	25	25
9.00%, 03/15/2017	10	10
6.50%, 06/15/2017	2,221	2,256
6.00%, 10/15/2017	841	843
8.50%, 11/15/2017	222	226
9.00%, 02/15/2020	75	76
9.50%, 09/15/2020	4	4
8.00%, 07/15/2022	66	66
8.00%, 09/15/2022	447	451
7.50%, 11/15/2022	744	805
7.50%, 03/15/2023	305	333
7.00%, 08/15/2023	699	758
7.00%, 09/15/2023	20,853	22,752
7.00%, 11/15/2023	1,352	1,539
6.50%, 01/15/2024	5,452	6,244
7.00%, 02/15/2024	9,847	10,669
9.50%, 10/15/2024	72,547	79,229
9.00%, 11/15/2024	1,633	1,820
9.50%, 12/15/2025	3,576	4,028
7.50%, 11/15/2026	1,292	1,342
7.50%, 07/15/2027	3,665	4,120
6.50%, 03/15/2028	8,841	10,127
7.50%, 07/15/2028	849	874
8.00%, 08/15/2028	1,792	1,810
6.50%, 09/15/2028	28,775	32,960
7.50%, 09/15/2028	6,149	6,960
6.50%, 10/15/2028	1,614	1,849
6.00%, 11/15/2028	13,034	14,696
7.00%, 09/15/2031	134,741	165,150
6.50%, 01/15/2032	119,790	143,481
6.50%, 07/15/2032	2,718	3,114
6.50%, 02/15/2033	17,257	19,874
7.00%, 02/15/2033	6,479	7,336
5.50%, 04/15/2033	390,335	447,860
6.50%, 04/15/2033	14,184	16,247
5.50%, 06/15/2033	7,093	8,129
7.00%, 06/15/2033	26,283	32,762
5.50%, 12/15/2033	22,945	26,317
5.50%, 07/15/2034	8,618	9,648
5.50%, 09/15/2034	26,013	29,601
7.00%, 06/15/2035	379,159	456,506
6.50%, 12/15/2035	126,342	151,499
7.00%, 04/15/2037	39,837	45,067
7.50%, 10/15/2037	69,167	76,007
4.00%, 06/15/2039	1,061,713	1,135,703
4.50%, 04/15/2040	6,001,057	6,545,661
4.00%, 10/15/2040	515,107	552,233
3.50%, 03/15/2043	1,667,779	1,771,951
3.50%, 04/15/2043	7,375,602	7,813,016
3.00%, 05/15/2043	1,253,366	1,302,424
3.50%, 06/15/2043	2,630,585	2,780,913
3.50%, 07/15/2043	921,242	978,206
Ginnie Mae II pool
8.50%, 03/20/2025	505	571
8.50%, 04/20/2025	2,918	3,335
8.50%, 05/20/2025	6,939	7,948
8.00%, 12/20/2025	930	1,027
8.00%, 06/20/2026	2,206	2,586
8.00%, 08/20/2026	1,838	2,261
8.00%, 09/20/2026	1,937	2,324
8.00%, 11/20/2026	1,645	2,004
8.00%, 10/20/2027	4,457	5,308
8.00%, 11/20/2027	3,564	4,218
8.00%, 12/20/2027	1,685	1,934
7.50%, 02/20/2028	2,670	3,244
6.00%, 03/20/2028	11,405	13,259
8.00%, 06/20/2028	628	641
8.00%, 08/20/2028	170	180
7.50%, 09/20/2028	7,467	8,622
8.00%, 09/20/2028	533	551
6.50%, 07/20/2029	128,315	148,371
6.00%, 11/20/2033	8,709	10,041
5.00%, 10/20/2037	893,919	981,618
7.00%, 08/20/2038	58,885	73,085
6.00%, 09/20/2038	1,027,039	1,165,299
6.00%, 11/20/2038	10,950	11,815
6.00%, 08/20/2039	518,286	595,872
5.50%, 09/20/2039	269,132	297,655
4.50%, 06/20/2040	1,820,230	1,980,954
5.00%, 07/20/2040	464,009	513,298
4.00%, 10/20/2040	4,928,590	5,313,015
4.50%, 01/20/2041	1,353,961	1,473,520
4.50%, 03/20/2041	1,321,784	1,438,559
4.50%, 05/20/2041	671,612	730,920
4.50%, 06/20/2041	4,791,893	5,215,058
4.50%, 09/20/2041	1,430,337	1,556,654
4.00%, 04/15/2042 (4)	5,750,000	6,148,233
4.00%, 05/15/2042 (4)	6,000,000	6,405,235
4.00%, 06/20/2042	6,342,041	6,821,314
3.00%, 08/20/2042	8,691,185	9,025,674
3.50%, 10/20/2042	10,124,834	10,732,975
4.00%, 02/20/2043	2,789,469	2,999,520
3.50%, 05/20/2043	2,356,154	2,496,921
3.00%, 09/20/2043	823,081	854,775
4.50%, 10/20/2043	8,018,807	8,613,295
4.50%, 12/20/2043	2,030,721	2,181,342
3.00%, 01/20/2044	1,572,879	1,633,419
3.00%, 04/15/2045 (4)	37,585,000	38,953,327
3.50%, 04/15/2045 (4)	105,265,000	111,284,842
3.00%, 04/20/2045	11,021,828	11,438,103
3.50%, 04/20/2045	10,538,491	11,155,047
4.00%, 05/20/2045	14,763,812	15,794,445
3.50%, 07/20/2045	20,698,529	21,909,500
3.00%, 08/20/2045	3,391,915	3,520,022
4.00%, 08/20/2045	4,536,258	4,854,882
4.00%, 01/20/2046	21,582,165	23,121,105
4.46%, 05/20/2063	523,782	567,714
GMACM Mortgage Loan Trust 2003-AR1
3.17%, 10/19/2033	477,101	468,563
GMACM Mortgage Loan Trust 2003-AR2
3.10%, 12/19/2033	430,105	419,528
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	15,717	16,259
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	203,907	210,390
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	63,141	64,397
GMACM Mortgage Loan Trust 2005-AR3
2.97%, 06/19/2035	340,831	331,612
Gnma Remic Trust 2015-137
5.48%, 01/20/2038	1,322,463	1,501,722

Government National Mortgage Association
5.50%, 11/20/2020	360,181	378,528
5.00%, 04/16/2023	619,000	652,400
6.50%, 10/16/2024	208,238	236,535
6.00%, 02/20/2029	186,424	210,488
8.16%, 08/16/2029 IO	17,612	4,537
7.50%, 11/20/2029	24,723	28,794
8.50%, 02/16/2030	225,558	267,319
37.31%, 02/16/2030	27,640	43,734
9.00%, 03/16/2030	201,871	246,512
7.06%, 04/16/2030 IO	187,758	36,824
8.00%, 06/20/2030	20,620	24,718
9.00%, 10/20/2030	31,522	36,624
9.00%, 11/16/2030 IO	1,797	268
9.00%, 11/20/2030	18,631	20,050
8.26%, 01/16/2031 IO	12,224	3,387
8.11%, 03/16/2031 IO	9,182	3,203
19.86%, 03/17/2031	98,294	165,438
7.61%, 08/16/2031 IO	20,711	7,258
7.81%, 08/16/2031 IO	22,868	7,971
6.95%, 01/16/2032 IO	24,713	7,060
0.78%, 03/20/2032	97,527	97,982
7.51%, 04/16/2032 IO	92,672	20,918
11.26%, 04/16/2032	8,378	10,442
9.00%, 06/16/2032	2,976	3,832
6.50%, 06/20/2032	349,292	413,167
6.50%, 06/20/2032	89,297	105,264
6.50%, 07/16/2032	102,995	121,788
6.00%, 07/20/2032	36,916	41,825
6.50%, 07/20/2032	118,330	140,366
6.50%, 07/20/2032	176,065	207,316
7.27%, 08/20/2032 IO	26,024	1,163
6.52%, 10/20/2032 IO	162,070	3,097
13.89%, 11/17/2032	26,165	32,775
6.00%, 11/20/2032	146,000	172,768
0.00%, 12/20/2032 PO	181,300	176,203
5.50%, 01/16/2033	739,990	841,494
0.00%, 01/17/2033 PO	1,898	1,894
6.50%, 01/20/2033	191,442	219,391
7.26%, 02/16/2033 IO	92,476	16,408
0.00%, 02/17/2033 PO	68,935	66,213
7.27%, 02/20/2033 IO	40,448	11,221
0.00%, 03/16/2033 PO	14,134	13,153
7.16%, 03/17/2033	23,560	25,546
6.50%, 03/20/2033	104,532	119,707
6.50%, 03/20/2033	326,000	379,178
5.50%, 04/20/2033	410,289	465,197
6.50%, 05/20/2033	116,000	138,369
0.00%, 06/16/2033 PO	68,361	61,758
6.00%, 09/16/2033	243,099	274,393
0.00%, 10/20/2033 PO	11,096	10,190
5.82%, 10/20/2033	260,548	298,135
6.11%, 11/16/2033 IO	160,237	29,165
6.11%, 12/16/2033 IO	134,965	30,288
5.50%, 03/16/2034	5,340,653	6,091,229
6.06%, 03/16/2034 IO	109,373	5,379
18.45%, 04/16/2034	63,069	95,834
15.75%, 05/18/2034	22,264	27,240
0.00%, 06/20/2034 PO	125,900	119,101
6.00%, 06/20/2034	458,538	518,774
13.94%, 08/17/2034	70,102	87,162
5.73%, 08/20/2034	135,387	153,538
6.11%, 09/16/2034 IO	453,309	89,477
7.00%, 09/20/2034	60,153	67,565
27.34%, 09/20/2034	60,153	104,818
13.30%, 10/16/2034	16,756	20,539
22.77%, 10/16/2034	46,046	73,532
5.67%, 10/20/2034 IO	735,848	119,182
11.34%, 10/20/2034	25,868	29,953
5.65%, 11/20/2034 IO	376,647	62,796
6.32%, 01/20/2035 IO	514,751	90,826
15.37%, 06/17/2035	240,251	343,056
6.37%, 06/20/2035	273,190	315,700
5.50%, 07/20/2035 IO	54,542	11,803
19.36%, 08/16/2035	25,690	39,189
0.00%, 08/20/2035 PO	322,548	301,110
21.10%, 08/20/2035	3,093	4,429
5.50%, 09/20/2035	354,932	399,519
5.87%, 09/20/2035 IO	1,091,594	204,809
0.00%, 10/20/2035 PO	58,407	54,869
0.00%, 11/20/2035 PO	95,626	84,637
6.00%, 12/20/2035 IO	99,728	18,302
5.75%, 02/20/2036	85,097	91,707
0.00%, 03/20/2036 PO	89,086	84,411
0.00%, 05/20/2036 PO	122,380	115,577
6.07%, 06/20/2036 IO	20,441	2,526
0.00%, 07/20/2036 PO	18,078	16,983
6.27%, 07/20/2036 IO	116,990	6,320
6.50%, 07/20/2036	500,215	587,293
6.50%, 08/20/2036	670,881	791,270
5.56%, 10/20/2036	261,447	295,592
6.27%, 10/20/2036 IO	157,887	28,523
6.37%, 11/20/2036 IO	277,262	55,471
5.94%, 02/20/2037	89,064	100,231
0.00%, 03/20/2037 PO	364,163	344,566
5.77%, 03/20/2037 IO	253,228	44,247
0.00%, 04/16/2037 PO	163,340	154,800
6.37%, 04/16/2037 IO	420,956	88,309
5.77%, 04/20/2037 IO	164,248	27,492
6.11%, 04/20/2037	188,298	212,957
0.74%, 05/16/2037	96,790	97,100
0.00%, 05/20/2037 PO	26,834	24,371
5.77%, 05/20/2037 IO	328,456	60,222
5.77%, 05/20/2037 IO	303,726	58,375
0.00%, 06/16/2037 PO	57,999	54,691
0.00%, 06/16/2037 PO	426,699	408,057
6.03%, 06/16/2037 IO	248,706	48,998
5.82%, 06/20/2037 IO	264,567	39,231
6.21%, 07/20/2037 IO	363,137	74,285
6.25%, 07/20/2037 IO	380,880	71,687
6.32%, 07/20/2037 IO	251,762	47,177
6.34%, 08/20/2037 IO	96,342	14,865
0.00%, 09/20/2037 PO	66,619	63,621
6.12%, 09/20/2037 IO	233,539	45,047
18.91%, 09/20/2037	67,794	97,222
5.50%, 10/16/2037 IO	450,455	48,313
12.54%, 10/20/2037	43,089	58,174
0.00%, 11/16/2037 PO	505,891	441,865
6.10%, 11/16/2037 IO	245,883	43,005
5.50%, 11/20/2037	15,820	16,383
5.57%, 11/20/2037 IO	283,342	46,665
6.07%, 11/20/2037 IO	549,485	101,240
6.08%, 11/20/2037 IO	308,751	55,469
6.12%, 11/20/2037 IO	252,789	46,658
18.65%, 11/20/2037	30,995	47,957
6.12%, 12/20/2037 IO	403,333	75,504
0.00%, 01/20/2038 PO	39,231	38,719
0.00%, 01/20/2038 PO	19,173	17,492
5.50%, 02/20/2038 IO	66,032	10,683
5.57%, 02/20/2038 IO	2,397,771	402,931
7.26%, 04/16/2038 IO	137,162	29,430
5.87%, 04/20/2038 IO	390,584	66,321
5.96%, 05/16/2038 IO	1,165,628	222,189
5.77%, 06/20/2038 IO	99,635	16,492
6.00%, 06/20/2038	202,800	233,100
1.25%, 07/20/2038	707,349	722,085
5.72%, 07/20/2038 IO	361,601	53,260
5.75%, 07/20/2038	416,369	448,738
5.56%, 08/20/2038	524,612	604,747
5.57%, 08/20/2038 IO	133,809	18,925
5.47%, 09/20/2038 IO	421,626	63,499
5.77%, 09/20/2038 IO	853,354	138,798
7.17%, 09/20/2038 IO	184,531	37,770
6.11%, 11/20/2038	315,280	359,214
5.96%, 12/16/2038 IO	165,023	11,810
5.27%, 12/20/2038 IO	437,623	67,147
5.57%, 12/20/2038 IO	246,016	38,864
5.85%, 12/20/2038	1,037,266	1,192,029
6.00%, 12/20/2038 IO	123,302	17,476
6.87%, 12/20/2038 IO	790,999	162,718
5.47%, 01/20/2039	1,691,125	1,888,358
5.66%, 02/16/2039 IO	202,459	30,953
5.71%, 02/16/2039 IO	303,011	41,425
5.52%, 02/20/2039 IO	376,258	53,958
5.61%, 02/20/2039 IO	219,936	34,526
5.87%, 03/20/2039 IO	195,213	15,546
5.87%, 03/20/2039 IO	399,335	49,155
6.50%, 03/20/2039 IO	244,351	55,101
6.50%, 03/20/2039 IO	112,219	24,928
5.84%, 04/20/2039 IO	678,801	113,487
5.50%, 05/20/2039 IO	83,224	13,937
6.00%, 05/20/2039 IO	111,129	20,945
5.96%, 06/16/2039 IO	806,816	72,294
5.52%, 06/20/2039 IO	352,171	55,794
5.65%, 06/20/2039 IO	513,665	80,850
5.66%, 07/16/2039 IO	618,583	72,372
5.81%, 08/16/2039 IO	540,251	88,355
7.00%, 08/16/2039	257,130	290,920
5.50%, 09/20/2039	317,000	381,887
5.66%, 09/20/2039 IO	834,878	135,096
5.96%, 11/16/2039 IO	722,006	126,297
6.00%, 12/20/2039	452,752	470,742
5.23%, 06/20/2040	308,328	344,139
5.54%, 07/20/2040	442,306	504,387
7.00%, 10/16/2040	903,730	1,070,287
0.00%, 12/20/2040 PO	1,290,026	1,136,399
6.17%, 05/20/2041 IO	619,930	142,400
4.66%, 09/20/2041	631,661	691,766
4.68%, 10/20/2041	1,213,007	1,320,622
4.52%, 11/16/2041	645,982	718,608
3.00%, 12/20/2041	1,000,000	1,020,355
3.73%, 01/20/2042	687,081	732,231
3.98%, 09/16/2042	465,706	493,320
4.69%, 10/20/2042	2,576,793	2,823,818
4.71%, 11/20/2042	336,957	368,207
4.50%, 04/20/2043	371,775	401,252
0.88%, 11/20/2059	1,242,718	1,242,881
0.91%, 01/20/2060	642,868	643,095
0.88%, 03/20/2060	831,235	831,265
0.86%, 04/20/2060	2,115,127	2,105,350
5.24%, 07/20/2060	3,109,442	3,355,572
0.73%, 08/20/2060	448,257	448,091
0.90%, 01/20/2061	3,606,038	3,586,501
0.93%, 03/20/2061	2,950,362	2,921,696
1.08%, 05/20/2061	3,486,668	3,482,928
1.13%, 05/20/2061	3,418,813	3,417,654
0.90%, 08/20/2061	732,760	724,331
0.98%, 10/20/2061	1,765,006	1,764,417
0.98%, 12/20/2061	7,951,024	7,885,067
0.98%, 04/20/2062	626,914	626,604
1.13%, 04/20/2062	1,190,212	1,186,515
0.88%, 05/20/2062	855,546	855,575
0.98%, 07/20/2062	2,531,157	2,522,295
1.01%, 09/20/2062	3,899,382	3,884,839
1.02%, 09/20/2062	1,089,760	1,090,069
0.93%, 10/20/2062	1,079,970	1,076,876
0.94%, 10/20/2062	3,279,955	3,248,310
1.03%, 10/20/2062	513,375	511,066
0.73%, 11/20/2062	168,409	168,282
0.77%, 12/20/2062	3,106,020	3,064,434
0.75%, 01/20/2063	1,406,281	1,384,526
0.93%, 01/20/2063	1,239,835	1,238,511
1.65%, 01/20/2063	3,259,218	3,262,035
0.85%, 02/20/2063	324,377	320,038
0.88%, 02/20/2063	1,756,289	1,733,316
1.65%, 02/20/2063	4,415,450	4,419,329
0.84%, 03/20/2063	1,334,554	1,318,720
0.90%, 03/20/2063	411,576	406,528
1.75%, 03/20/2063	1,067,154	1,077,478
1.65%, 04/20/2063	1,339,793	1,340,593
0.90%, 06/20/2063	3,446,685	3,405,108
1.08%, 01/20/2064	3,431,610	3,413,227
1.08%, 02/20/2064	7,067,885	7,030,481
1.12%, 02/20/2064	3,887,460	3,871,202
1.08%, 03/20/2064	3,949,032	3,930,904
1.03%, 04/20/2064	4,074,245	4,038,195
1.03%, 04/20/2064	4,426,405	4,393,757
1.03%, 05/20/2064	7,033,708	6,969,567
0.93%, 06/20/2064	2,936,109	2,892,917
0.90%, 07/20/2064	4,718,298	4,656,582
0.93%, 07/20/2064	3,142,625	3,096,589
0.93%, 07/20/2064	2,395,686	2,360,818
0.90%, 09/20/2064	4,617,255	4,544,032
1.03%, 10/20/2064	1,857,035	1,816,256
0.93%, 12/20/2064	4,459,404	4,410,991
0.00%, 02/20/2065	2,982,763	2,944,693
0.91%, 02/20/2065	4,773,594	4,695,803
0.91%, 03/20/2065	9,669,248	9,641,196
0.91%, 04/20/2065	6,896,451	6,779,872
0.88%, 06/20/2065	2,397,708	2,361,119
0.87%, 07/20/2065	4,028,390	3,967,702
0.90%, 08/20/2065	773,533	760,045
1.03%, 11/20/2065	7,950,297	7,869,926
GS Mortgage Securities Corp. II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,293,887) (2)	1,296,522	1,323,535
2.77%, 11/10/2045	13,211,562	13,459,998
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 04/01/2014, Cost $4,221,490) (2)	4,200,000	4,470,819
GS Mortgage Securities Corp. Trust 2012-SHOP
1.30%, 06/05/2031 IO (Acquired 10/28/2013, Cost $382,834) (2)	7,793,000	295,638
2.93%, 06/05/2031 (Acquired 02/12/2013, Cost $4,529,602) (2)	4,402,000	4,531,965
GS Mortgage Securities Corp. Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $507,855) (2)	505,000	509,516
GS Mortgage Securities Trust 2006-GG8
0.57%, 11/10/2039 IO (Acquired 10/28/2013, Cost $164,137) (2)	10,369,022	8,941
GS Mortgage Securities Trust 2011-GC5
5.32%, 08/10/2044 (Acquired 03/27/2014, Cost $510,135) (2)	500,000	504,699
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046	5,880,000	6,390,952
GS Mortgage Securities Trust 2013-GC16
1.51%, 11/10/2046 IO	25,347,834	1,559,231
GS Mortgage Securities Trust 2013-GCJ14
0.85%, 08/10/2046 IO	29,478,134	1,154,137
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	2,600,000	2,842,264
GS Mortgage Securities Trust 2014-GC20
4.00%, 04/10/2047	163,000	177,404
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,316,580
GS Mortgage Securities Trust 2015-590M
3.62%, 10/10/2035 (Acquired 10/23/2015, Cost $1,327,853) (2)	1,291,000	1,351,057
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,182,191
GSMPS Mortgage Loan Trust 2004-4
0.83%, 06/25/2034 (Acquired 10/28/2013, Cost $74,598) (2)	82,027	68,001
GSMPS Mortgage Loan Trust 2005-RP2
0.78%, 03/25/2035 (Acquired 10/28/2013, Cost $134,418) (2)	150,956	127,233
GSMPS Mortgage Loan Trust 2005-RP3
0.78%, 09/25/2035 (Acquired 10/28/2013, Cost $802,021) (2)	915,107	739,250
4.34%, 09/25/2035 IO (Acquired 10/28/2013, Cost $96,275) (2)	674,676	97,298
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $614,017) (2)	568,000	567,560
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	51,847	53,938
GSR Mortgage Loan Trust 2003-6F
0.83%, 09/25/2032	19,936	18,770
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	136,200	139,816
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	190,006	194,901
6.50%, 05/25/2034	122,553	129,980
GSR Mortgage Loan Trust 2005-5F
0.93%, 06/25/2035	57,625	54,381
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	288,234	298,239
GSR Mortgage Loan Trust 2005-AR6
2.97%, 09/25/2035	21,128	20,985
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	156,891	147,717
6.00%, 02/25/2036	613,268	540,339
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	496,650	481,180
HILT 2014-ORL Mortgage Trust
1.34%, 07/15/2029 (Acquired 09/02/2014 through 09/05/2014, Cost $1,897,657) (2)	1,900,000	1,889,901
Impac CMB Trust Series 2004-4
5.03%, 09/25/2034	15,071	14,497
Impac CMB Trust Series 2004-7
1.17%, 11/25/2034	1,720,666	1,600,408
Impac CMB Trust Series 2005-4
1.03%, 05/25/2035	198,561	192,210
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	114,274	115,333
1.23%, 11/25/2034	5,096	4,975
Impac Secured Assets Trust 2006-1
0.78%, 05/25/2036	568,291	507,424
Impac Secured Assets Trust 2006-2
0.78%, 08/25/2036	605,315	588,862
JP Morgan Alternative Loan Trust
2.76%, 03/25/2036	55,261	45,543
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.04%, 08/12/2037 IO (Acquired 10/28/2013, Cost $82,812) (2)	9,928,197	10,266
5.41%, 08/12/2037	70,811	70,699
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.10%, 12/15/2044 IO (Acquired 10/28/2013, Cost $105,595) (2)	8,859,902	10,388
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.31%, 06/12/2043 IO	23,023,627	18,111
5.81%, 06/12/2043	97,776	97,709
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	160,210	160,723
5.55%, 05/12/2045	1,048,293	1,053,277
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	89,567	89,721
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.59%, 05/15/2047	208,777	207,328
5.34%, 05/15/2047	413,000	409,279
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	145,994	150,924
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.70%, 02/12/2049	1,530,742	1,574,055
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.08%, 02/15/2051 IO	28,797,828	29,716
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,800,000	7,903,839
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,372,942
JP Morgan Mortgage Trust 2004-A3
2.71%, 07/25/2034	85,340	87,254
JP Morgan Mortgage Trust 2004-A4
2.81%, 09/25/2034	106,466	108,117
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	39,685	40,658
JP Morgan Mortgage Trust 2005-A1
2.78%, 02/25/2035	238,439	241,830
JP Morgan Mortgage Trust 2005-A4
2.50%, 07/25/2035	279,251	273,617
JP Morgan Mortgage Trust 2006-A2
2.68%, 11/25/2033	863,120	863,734
2.72%, 08/25/2034	1,543,773	1,545,957
JP Morgan Mortgage Trust 2006-A3
2.75%, 08/25/2034	203,518	202,810
JP Morgan Mortgage Trust 2006-A7
2.78%, 01/25/2037	143,062	125,821
2.78%, 01/25/2037	250,951	219,439
JP Morgan Mortgage Trust 2007-A1
2.82%, 07/25/2035	159,213	158,417
2.82%, 07/25/2035	2,428,661	2,448,128
JP Morgan Mortgage Trust 2007-A2
2.80%, 04/25/2037	525,459	457,344
JP Morgan Resecuritization Trust Series 2009-6
2.67%, 09/26/2036 (Acquired 10/28/2013, Cost $125,529) (2)	124,649	124,593
JP Morgan Resecuritization Trust Series 2010-4
1.99%, 08/26/2035 (Acquired 10/28/2013, Cost $14,048) (2)	14,064	14,024
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,116,665
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,325,235
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,667,319
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,296,864
KGS-Alpha SBA COOF Trust
0.59%, 05/25/2039 IO (Acquired 10/28/2013, Cost $178,215) (2)(8)	5,948,097	113,386
KGS-Alpha SBA COOF Trust 2014-2
3.04%, 04/25/2040 IO (Acquired 10/21/2014, Cost $431,795) (2)(8)	2,643,699	337,898
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $979,179) (2)	1,027,000	1,084,503
LB-UBS Commercial Mortgage Trust 2006-C4
5.86%, 06/15/2038	41,579	41,572
LB-UBS Commercial Mortgage Trust 2006-C7
5.30%, 11/15/2038	575,253	580,033
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	497,523
LB-UBS Commercial Mortgage Trust 2007-C2
0.54%, 02/15/2040 IO	13,020,777	61,040
5.39%, 02/15/2040	14,400,054	14,703,103
5.43%, 02/15/2040	619,778	632,822
Lehman Mortgage Trust 2006-2
5.94%, 04/25/2036	97,577	86,498
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	83,134	74,228
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	513,635	391,972
Luminent Mortgage Trust 2005-1
0.69%, 11/25/2035	2,836,096	2,523,242
MASTR Adjustable Rate Mortgages Trust 2004-13
2.79%, 04/21/2034	395,780	395,011
MASTR Adjustable Rate Mortgages Trust 2004-15
3.40%, 12/25/2034	63,201	61,968
MASTR Adjustable Rate Mortgages Trust 2004-3
2.51%, 04/25/2034	103,373	95,307
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	460,022	481,214
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	121,938	120,638
6.00%, 01/25/2034	29,320	29,227
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	33,052	33,216
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	21,976	22,080
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	502,785	515,023
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	1,836	1,853
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	284,614	297,472
6.25%, 04/25/2034	85,986	89,454
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	28,233	28,484
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	54,216	42,393
6.00%, 07/25/2034	32,954	33,034
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	46,119	35,216
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	66,946	68,125
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	1,510,950	1,511,811
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	87,346	84,436
MASTR Asset Securitization Trust
4.50%, 12/25/2018	5,899	5,961
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	11,862	10,586
5.00%, 12/25/2033	31,344	31,509
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	3,761	3,747
4.50%, 03/25/2018	11,939	11,895
5.00%, 03/25/2018	5,943	5,941
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	7,287	7,257
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018 PO	10,745	10,700
5.50%, 10/25/2033	16,259	16,196
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	8,257	7,084
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	1,188	1,196
5.25%, 12/26/2033	202,378	208,928
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	6,492	6,191
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	3,798	3,568
4.75%, 08/25/2019	22,347	22,751
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	34,708	35,239
MASTR Reperforming Loan Trust 2005-2
0.78%, 05/25/2035 (Acquired 10/28/2013, Cost $1,090,256) (2)	1,222,638	964,702
MASTR Reperforming Loan Trust 2006-2
4.60%, 05/25/2036 (Acquired 10/28/2013, Cost $144,195) (2)	152,311	137,795
Mastr Resecuritization Trust 2005-PO
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $83,142) (2)	88,802	70,051
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.43%, 06/25/2037	349,322	336,782
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.51%, 08/25/2033	96,974	97,170
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
1.05%, 10/25/2028	198,298	188,032
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
1.07%, 10/25/2028	223,111	217,094
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.36%, 12/25/2034	198,485	197,823
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.89%, 04/25/2029	84,584	78,838
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
1.43%, 07/25/2029	169,023	160,013
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.56%, 08/25/2034	165,981	168,525
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.64%, 02/25/2035	321,122	312,056
ML Trust XLVII
8.99%, 10/20/2020	1,189	1,247
ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,700,770	1,714,134
ML-CFC Commercial Mortgage Trust 2006-4
0.61%, 12/12/2049 IO (Acquired 10/28/2013, Cost $398,752) (2)	29,647,547	96,337
5.20%, 12/12/2049	2,000,000	2,033,993
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	613,377	635,952
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,392,621
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
3.96%, 08/15/2046	5,200,000	5,655,162
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,381,773
3.67%, 02/15/2047	4,400,000	4,678,006
3.79%, 02/15/2047	659,000	710,201
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	12,200,000	12,823,608
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,252,113
Morgan Stanley Capital I Trust 2006-IQ12
0.44%, 12/15/2043 IO (Acquired 10/28/2013, Cost $234,425) (2)	18,936,122	35,458
Morgan Stanley Capital I Trust 2007-HQ11
0.21%, 02/12/2044 IO (Acquired 10/28/2013, Cost $156,714) (2)	33,753,222	47,109
5.42%, 02/12/2044	327,633	334,446
Morgan Stanley Capital I Trust 2007-HQ13
0.44%, 12/15/2044 IO (Acquired 10/28/2013, Cost $118,004) (2)	8,208,823	48,237
Morgan Stanley Capital I Trust 2007-IQ13
0.41%, 03/15/2044 IO (Acquired 10/28/2013, Cost $325,436) (2)	27,352,412	98,124
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	662,810
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	852,390
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (Acquired 07/31/2015, Cost $1,548,886) (2)	1,500,000	1,575,439
Morgan Stanley Mortgage Loan Trust 2004-3
5.70%, 04/25/2034	374,711	391,841
Morgan Stanley Mortgage Loan Trust 2004-9
5.06%, 10/25/2019	92,426	91,121
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $1,019,071) (2)	1,182,000	1,091,079
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $1,649,064) (2)	1,640,071	1,627,771
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $1,000,902) (2)	1,009,929	995,285
MortgageIT Trust 2005-1
1.07%, 02/25/2035	135,511	128,222
MortgageIT Trust 2005-2
0.69%, 05/25/2035	2,115,881	1,993,491
MortgageIT Trust 2005-3
0.73%, 08/25/2035	5,835,277	5,333,643
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.92%, 06/15/2030	406,012	382,820
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.88%, 12/15/2030	88,463	83,790
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $86,257) (2)	84,849	85,827
NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	1,263,494	1,264,674
NCUA Guaranteed Notes Trust 2010-R3
1.00%, 12/08/2020	2,016,635	2,019,521
2.40%, 12/08/2020	352,455	356,734
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	485	486
7.00%, 04/25/2033	10,984	11,214
5.50%, 05/25/2033	36,298	36,830
6.00%, 05/25/2033	23,147	23,500
Nomura Resecuritization Trust 2010-6R
3.00%, 03/26/2036 (Acquired 10/28/2013, Cost $67,875) (2)	67,742	66,271
NorthStar 2013-1
2.29%, 08/25/2029 (Acquired 10/28/2013, Cost $363,209) (2)	363,209	362,664
5.44%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $1,075,089) (2)	1,071,000	1,058,100
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	612	660
PFP 2015-2 Ltd
1.89%, 07/14/2034 (Acquired 07/28/2015, Cost $1,208,000) (2)	1,208,000	1,194,526
3.69%, 07/14/2034 (Acquired 07/28/2015, Cost $821,000) (2)	821,000	804,464
4.44%, 07/14/2034 (Acquired 07/28/2015, Cost $730,000) (2)	730,000	717,856
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	158,619	165,518
Provident Funding Mortgage Loan Trust 2005-1
2.78%, 05/25/2035	67,947	69,114
RAIT 2014-FL2 Trust
2.59%, 05/13/2031 (Acquired 05/22/2014, Cost $1,464,284) (2)	1,500,000	1,475,876
RAIT 2014-FL3 Trust
1.69%, 12/15/2031 (Acquired 10/23/2014, Cost $1,216,558) (2)	1,216,558	1,197,688
2.24%, 12/15/2031 (Acquired 10/23/2014, Cost $1,489,836) (2)	1,489,836	1,456,285
RAIT 2015-FL4 Trust
1.79%, 12/15/2031 (Acquired 05/19/2015, Cost $1,563,267) (2)	1,563,267	1,553,114
2.19%, 12/15/2031 (Acquired 05/19/2015, Cost $966,832) (2)	966,832	963,221
RAIT 2015-FL5 Trust
4.34%, 01/15/2031 (Acquired 12/16/2015, Cost $1,485,000) (2)	1,485,000	1,483,555
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	6,895	6,845
RALI Series 2002-QS16 Trust
15.72%, 10/25/2017	8,406	8,786
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	28,261	28,274
RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	214,293	222,765
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	60,946	60,937
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	1,026,519	966,714
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	86,161	86,549
RALI Series 2003-QS15 Trust
5.50%, 08/25/2033	1,029,267	1,030,863
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	26,359	26,557
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	582,835	605,902
RALI Series 2003-QS3 Trust
15.55%, 02/25/2018	19,804	20,815
RALI Series 2003-QS9 Trust
7.12%, 05/25/2018 IO	53,346	2,470
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	13,476	13,463
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	936,306	950,411
RALI Series 2005-QA6 Trust
3.58%, 05/25/2035	277,609	231,873
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	29,739	24,461
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/13/2032 (Acquired 08/19/2015, Cost $1,564,331) (2)	1,498,000	1,617,175
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $490,363) (2)	512,000	528,035
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $468,892) (2)	452,064	478,426
RBSSP Resecuritization Trust 2009-12
5.80%, 11/25/2033 (Acquired 10/28/2013, Cost $575,922) (2)	561,668	580,081
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $124,994) (2)	121,321	126,469
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $116,734) (2)	115,889	116,467
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $178,828) (2)	172,691	176,129
4.00%, 05/26/2037 (Acquired 10/28/2013, Cost $497,872) (2)	491,974	484,835
RCMC LLC
5.62%, 11/15/2044 (Acquired 10/28/2013, Cost $579,219) (2)	578,950	582,385
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $12,549) (2)	13,504	11,201
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	35,373	36,008
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	1,970	1,994
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	32,230	32,312
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,999,282	3,000,546
Residential Asset Securitization Trust 2005-A2
4.62%, 03/25/2035 IO	1,207,553	178,424
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	119,769	108,521
Resource Capital Corp. 2015-CRE4 Ltd
1.84%, 08/15/2032 (Acquired 08/05/2015, Cost $700,000) (2)	700,000	687,248
3.44%, 08/15/2032 (Acquired 08/05/2015, Cost $1,151,000) (2)	1,151,000	1,135,538
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	524	520
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	6,024	5,778
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	17,157	17,229
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	31,309	31,543
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	21,162	18,007
RFMSI Series 2005-SA4 Trust
2.89%, 09/25/2035	109,186	89,459
RREF 2015-LT7 LLC
3.00%, 12/25/2032 (Acquired 06/15/2015, Cost $955,774) (2)	956,445	956,445
Sequoia Mortgage Trust 2004-10
1.05%, 11/20/2034	87,469	81,422
Sequoia Mortgage Trust 2004-11
1.03%, 12/20/2034	286,493	275,582
Sequoia Mortgage Trust 2004-12
1.12%, 01/20/2035	236,001	215,352
Sequoia Mortgage Trust 2004-8
1.13%, 09/20/2034	1,618,627	1,528,104
1.61%, 09/20/2034	293,300	280,318
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $780,499) (2)	788,641	786,937
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,087,985) (2)	1,121,000	1,119,884
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $796,809) (2)	817,000	815,791
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $662,117) (2)	688,000	686,934
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $1,184,736) (2)	1,190,024	1,190,346
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $877,863) (2)	899,000	902,648
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,695) (2)	1,262,000	1,270,501
Structured Adjustable Rate Mortgage Loan Trust
2.45%, 06/25/2034	58,789	58,465
2.55%, 06/25/2034	804,555	796,620
Structured Asset Mortgage Investments II Trust 2004-AR5
1.09%, 10/19/2034	242,510	230,080
Structured Asset Mortgage Investments II Trust 2005-AR5
0.68%, 07/19/2035	867,616	820,887
Structured Asset Mortgage Investments Trust 2003-CL1
0.83%, 07/25/2032	738,332	696,480
Structured Asset Sec Corp. Mort Pas Thr Certs Se 2003 29
4.75%, 09/25/2018	48,803	49,291
Structured Asset Sec Corp. Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	34,805	36,368
Structured Asset Sec Corp. Mort Pass Thr Certs Ser 2003-32
5.25%, 11/25/2033	26,209	26,172
Structured Asset Securities Corp.
2.72%, 12/25/2033	2,491,321	2,436,869
4.49%, 12/25/2033	311,023	309,722
5.60%, 02/25/2034	302,572	310,908
0.78%, 06/25/2035 (Acquired 10/28/2013, Cost $100,173) (2)	116,037	92,438
Structured Asset Securities Corp. Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	682,701	701,091
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	330,657	337,242
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A
2.76%, 11/25/2033	96,513	94,422
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2004-22
5.07%, 01/25/2035	4,707,915	4,820,658
Structured Asset Securities Corp. Trust 2005-6
5.00%, 05/25/2035	67,282	67,813
Thornburg Mortgage Securities Trust 2003-4
1.07%, 09/25/2043	1,235,534	1,183,825
Thornburg Mortgage Securities Trust 2003-5
2.37%, 10/25/2043	7,110,344	7,104,338
Thornburg Mortgage Securities Trust 2004-4
2.23%, 12/25/2044	669,145	657,362
Thornburg Mortgage Securities Trust 2005-1
2.53%, 04/25/2045	1,932,045	1,899,732
UBS Commercial Mortgage Trust 2012-C1
2.18%, 05/10/2045 IO (Acquired 10/28/2013, Cost $222,905) (2)	1,850,115	177,757
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,761,882) (2)	1,787,000	1,863,966
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.66%, 05/10/2063 IO (Acquired 10/28/2013, Cost $606,567) (2)	7,284,242	436,637
3.53%, 05/10/2063	1,073,000	1,140,574
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	282,147
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	535,419	604,803
Vendee Mortgage Trust 1994-1
5.57%, 02/15/2024	128,741	141,344
6.50%, 02/15/2024	406,450	460,150
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	190,195	220,880
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	87,073	100,439
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	264,083	311,372
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	175,841	211,551
VML 2014-NPL1 LLC
3.88%, 04/27/2054 (Acquired 11/26/2014, Cost $729,489) (2)	729,489	725,746
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013, Cost $2,209,630) (2)	2,283,000	2,340,509
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/05/2013, Cost $2,552,320) (2)	2,500,000	2,637,570
Wachovia Bank Commercial Mortgage Trust Series 2004-C11
5.17%, 01/15/2041	117,789	117,566
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.30%, 10/15/2044	588,490	587,852
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.21%, 03/15/2045 IO (Acquired 10/28/2013, Cost $250,492) (2)	5,714,486	57
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.70%, 06/15/2049	5,686,895	5,879,184
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.53%, 10/25/2033	512,465	514,576
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.42%, 08/25/2033	171,460	170,907
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.52%, 09/25/2033	879,566	882,497
2.56%, 09/25/2033	154,139	151,272
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	156,512	160,925
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	8,971	9,040
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
0.98%, 12/25/2018	21,115	20,546
WaMu Mortgage Pass-Through Certificates Series 2003-S4
16.27%, 06/25/2033	34,811	43,875
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	45,593	45,794
4.50%, 09/25/2018	15,141	15,210
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	11,815	9,788
5.25%, 10/25/2033	604,962	617,504
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.51%, 06/25/2034	5,184,558	5,204,450
2.51%, 06/25/2034	292,144	293,264
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	51,207	51,838
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	62,405	63,116
5.50%, 08/25/2019	134,784	136,795
6.00%, 08/25/2034	1,208,693	1,274,932
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	19,665	19,981
6.00%, 10/25/2019	20,303	21,056
6.50%, 10/25/2034	4,765,191	5,134,994
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	34,457	35,114
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	100,338	101,815
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	518,243	539,714
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	124,213	128,933
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.45%, 09/25/2036	23,600	19,623
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.42%, 08/25/2046	120,393	101,754
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	19,265	13,677
5.50%, 03/25/2035	216,883	214,897
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.57%, 04/25/2035 IO	344,841	49,179
4.62%, 04/25/2035 IO	1,268,833	212,467
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	450,681	417,958
5.50%, 06/25/2035 IO	430,544	89,192
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	87,535	79,551
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	35,823	32,727
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.93%, 03/25/2018	7,263	7,183
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	2,397	2,007
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	14,561	12,811
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	45,600	39,893
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028 (Acquired 10/28/2013, Cost $1,520,675) (2)	1,548,000	1,578,803
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,504,386
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,406,839
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	775,056
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,752,967
Wells Fargo Commercial Mortgage Trust 2015-NXS3
3.62%, 09/15/2057	548,000	581,869
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 12/15/2047	969,000	1,039,971
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.62%, 11/25/2033	340,565	339,739
2.62%, 11/25/2033	13,065	13,095
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.72%, 11/25/2033	51,318	51,152
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	74,262	75,751
Wells Fargo Mortgage Backed Securities 2004-B Trust
2.72%, 02/25/2034	113,350	112,195
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.72%, 12/25/2034	308,525	309,032
2.72%, 12/25/2034	100,706	100,871
2.75%, 12/25/2034	182,686	185,574
2.75%, 12/25/2034	4,433,156	4,451,206
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.80%, 07/25/2034	446,886	450,516
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.74%, 09/25/2034	1,246,426	1,241,022
Wells Fargo Mortgage Backed Securities 2004-V Trust
2.75%, 10/25/2034	184,194	184,509
2.75%, 10/25/2034	236,247	241,143
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	27,419	23,841
5.50%, 12/25/2035	125,605	129,992
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
2.79%, 06/25/2035	7,467,038	7,540,620
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
2.78%, 03/25/2035	2,852,748	2,908,984
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.84%, 06/25/2035	251,683	254,732
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	331,388	326,383
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	56,956	56,457
Wells Fargo Mortgage Loan 2012-RR1 Trust
2.85%, 08/27/2037 (Acquired 10/28/2013, Cost $130,405) (2)	129,980	128,680
Wells Fargo Resecuritization Trust 2012-IO
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $272,608) (2)	273,040	273,040
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,119,708) (2)	1,059,000	1,161,189
WFRBS Commercial Mortgage Trust 2012-C6
1.08%, 04/15/2045	23,459	23,445
3.44%, 04/15/2045	9,470,780	10,048,857
WFRBS Commercial Mortgage Trust 2013-C11
4.18%, 03/15/2045 (Acquired 08/04/2014, Cost $286,876) (2)	300,000	267,424
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,477,268
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,741,076
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,258,025
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,744,305
Total Mortgage-Backed Obligations (Cost $3,538,033,129)		$3,621,356,915
Total Bonds & Notes (Cost $9,609,666,590)		$9,849,141,905

SHORT-TERM INVESTMENTS - 6.73%	Shares	Value
Money Market Funds - 6.73%
Fidelity Institutional Money Market Government Portfolio – Class I, 0.23% (6)	340,893,150	$340,893,150
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 0.17% (6)	339,900,860	339,900,860
Total Money Market Funds		680,794,010
	Principal
	Amount	Value
U.S. Treasury Bills - 0.00% (7)
U.S. Treasury Bill, 0.00%, 6/23/2016 (5)	$500,000	499,753
Total U.S. Treasury Bills		499,753
Total Short-Term Investments (Cost $681,293,667)		$681,293,763

TOTAL INVESTMENTS IN SECURITIES - 104.09%
(Cost $10,290,960,257)		10,530,435,668
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.09)%		(413,950,503)
TOTAL NET ASSETS - 100.00%		$10,116,485,165

(1)	Security is treated as illiquid by the Fund. The value of these securities totals $19,820,078, which represents 0.20% of total net assets.
(2)	Restricted security as defined in Rule 144A under the Securities Act of 1933. The value of these securities total $1,437,826,296, which represents 14.21% of total net assets.
(3)	Inflation protected security. The value of these securities totals $7,545,945, which represents 0.07% of total net assets.
(4)	Delayed delivery purchase commitment security. The value of these securities totals $453,739,039, which represents 4.49% of total net assets.
(5)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $2,280,533, which represents 0.02% of total net assets.
(6)	Partially assigned as collateral for certain delayed delivery securities.
(7)	Amount calculated is less than 0.005%.
(8)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represents $39,058,093 or 0.39% of the Fund's net assets and are classified as Level 3 securities.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation(Depreciation)
813	U.S. 5 Year Note Future	J.P. Morgan	Jun. 2016	$98,155,135	$98,506,384	$351,249
835	U.S. 2 Year Note Future	J.P. Morgan	Jun. 2016	182,103,958	182,656,251	552,293
(401)	U.S. 10 Year Note Future	J.P. Morgan	Jun. 2016	(52,155,885)	(52,286,640)	(130,755)
(538)	U.S. Long Bond Future	J.P. Morgan	Jun. 2016	(88,785,444)	(88,467,375)	318,069
264	U.S. Ultra Bond Future	J.P. Morgan	Jun. 2016	45,219,136	45,548,250	329,114
						$1,419,970

Bridge Builder Core Plus Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 95.94%
Asset-Backed Obligations - 7.80%
ABFC 2007-NC1 Trust
0.73%, 05/25/2037 (Acquired 09/03/2015, Cost $3,018,637) (1)	$4,000,000	$2,865,253
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
1.09%, 11/25/2035	1,548,825	1,523,904
Ally Master Owner Trust
1.54%, 09/15/2019	1,450,000	1,449,648
1.63%, 05/15/2020	1,670,000	1,667,592
American Homes 4 Rent 2015-SFR2 Trust
5.04%, 10/17/2045 (Acquired 09/11/2015, Cost $222,994) (1)	223,000	215,859
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019	1,645,000	1,642,247
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	531,000	536,849
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	175,000	175,644
3.59%, 02/08/2022	916,000	918,800
Americredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,610,645
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021	1,865,000	1,872,223
Ameriquest Mortgage Securities Trust 2006-R2
0.61%, 04/25/2036	2,784,367	2,726,030
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R8
1.39%, 09/25/2034	3,473,891	3,460,805
AMPLIT Trust 2015-A
5.00%, 09/15/2021 (Acquired 11/13/2015, Cost $1,280,071) (1)	1,280,071	1,274,471
Avis Budget Rental Car Funding AESOP LLC
2.97%, 02/20/2020 (Acquired 08/26/2015, Cost $1,020,739) (1)	1,000,000	1,016,900
2.46%, 07/20/2020 (Acquired 07/15/2015, Cost $1,653,215) (1)	1,645,000	1,645,030
BA Credit Card Trust
0.71%, 09/16/2019	3,500,000	3,500,000
Barclays Dryrock Issuance Trust
2.20%, 12/15/2022	1,705,000	1,731,483
BMW Vehicle Owner Trust 2013-A
1.12%, 04/27/2020	2,370,000	2,371,601
Brazos Higher Education Authority, Inc.
0.75%, 12/26/2019	1,968,426	1,955,406
Cabela's Credit Card Master Note Trust
2.26%, 03/15/2023	850,000	859,260
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019	1,185,000	1,198,944
Capital Auto Receivables Asset Trust 2014-2
1.62%, 10/22/2018	553,000	554,009
Capital One Multi-Asset Execution Trust
1.39%, 01/15/2021	2,385,000	2,392,694
CarMax Auto Owner Trust 2013-3
1.49%, 01/15/2019	1,600,000	1,604,175
CarMax Auto Owner Trust 2014-3
1.16%, 06/17/2019	1,100,000	1,099,935
CarMax Auto Owner Trust 2016-1
1.88%, 06/15/2021	365,000	367,206
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020 (Acquired 09/11/2015, Cost $649,977) (1)	650,000	626,036
Chase Issuance Trust
0.64%, 05/15/2018	1,680,000	1,679,832
1.15%, 01/15/2019	3,000,000	3,005,138
Citibank Credit Card Issuance Trust
0.64%, 05/09/2018	1,680,000	1,680,142
1.02%, 02/22/2019	5,335,000	5,336,424
CKE Restaurant Holdings, Inc.
4.47%, 03/20/2043 (Acquired 07/28/2015, Cost $2,170,484) (1)	2,115,325	2,112,709
CLI Funding V LLC
3.38%, 10/18/2029 (Acquired 07/23/2015, Cost $1,121,195) (1)	1,115,287	1,045,306
CNH Equipment Trust 2013-A
1.01%, 02/18/2020	1,450,000	1,446,199
CNH Equipment Trust 2013-D
1.37%, 10/15/2020	800,000	800,546
CNH Equipment Trust 2015-A
1.85%, 04/15/2021	1,047,000	1,052,927
Colony American Finance 2015-1 Ltd
4.83%, 10/15/2047 (Acquired 10/22/2015, Cost $724,992) (1)	725,000	748,381
Colony American Homes 2014-1
2.59%, 05/17/2031 (Acquired 07/21/2015, Cost $1,493,237) (1)	1,500,000	1,424,676
Colony American Homes 2014-2
2.78%, 07/17/2031 (Acquired 03/28/2016, Cost $119,943) (1)	125,000	120,010
DB Master Finance LLC 2015-1
3.26%, 02/20/2045 (Acquired 07/15/2015, Cost $525,135) (1)	524,700	516,593
Diamond Resorts Owner Trust 2013-1
1.95%, 01/20/2025 (Acquired 08/26/2015, Cost $939,097) (1)	943,529	930,924
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (Acquired 07/15/2015, Cost $292,900) (1)	292,632	289,327
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (Acquired 07/23/2015, Cost $225,822) (1)	225,841	223,511
Domino's Pizza Master Issuer LLC
5.22%, 01/25/2042 (Acquired 07/15/2015 through 07/29/2015, Cost $1,906,221) (1)	1,845,564	1,888,662
3.48%, 10/25/2045 (Acquired 10/14/2015, Cost $1,706,723) (1)	1,706,723	1,641,854
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (Acquired 08/06/2015, Cost $842,089) (1)	845,000	838,641
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (Acquired 07/15/2015, Cost $824,901) (1)	825,000	812,864
Dryden XXXI Senior Loan Fund
1.97%, 04/18/2026 (Acquired 07/21/2015, Cost $1,659,403) (1)	1,665,000	1,648,215
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022 (Acquired 01/13/2016, Cost $1,599,580) (1)	1,600,000	1,581,927
Enterprise Fleet Financing LLC
2.09%, 02/22/2021 (Acquired 07/22/2015, Cost $719,941) (1)	720,000	717,693
2.08%, 09/20/2021 (Acquired 02/09/2016, Cost $509,924) (1)	510,000	508,882
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $269,983) (1)	270,000	263,043
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (Acquired 09/01/2015, Cost $99,824) (1)	100,000	94,280
Flatiron CLO 2014-1 Ltd
2.00%, 07/17/2026 (Acquired 07/21/2015, Cost $1,657,615) (1)	1,660,000	1,647,263
Ford Credit Auto Owner Trust 2014-A
1.90%, 09/15/2019	1,100,000	1,108,088
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	1,979,005	1,977,595
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	445,000	444,813
Ford Credit Floorplan Master Owner Trust A
1.92%, 01/15/2019	869,000	872,874
HOA Funding LLC
4.85%, 08/20/2044 (Acquired 07/15/2015, Cost $633,499) (1)	659,600	589,135
Home Partners of America 2016-1 Trust
3.74%, 03/17/2033 (Acquired 01/22/2016, Cost $674,853) (1)	705,000	678,986
Honda Auto Receivables 2013-4 Owner Trust
0.69%, 09/18/2017	899,913	899,303
Honda Auto Receivables 2014-1 Owner Trust
0.67%, 11/21/2017	1,152,830	1,151,467
HSI Asset Securitization Corp. Trust 2006-OPT1
0.65%, 12/25/2035	2,941,189	2,884,861
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019 (Acquired 07/15/2015 through 07/29/2015, Cost $1,676,316) (1)	1,675,000	1,680,578
Invitation Homes 2013-SFR1 Trust
2.58%, 12/17/2030 (Acquired 08/05/2015, Cost $894,623) (1)	905,000	864,035
John Deere Owner Trust 2015-B
1.44%, 10/15/2019	315,000	315,118
Kubota Credit Owner Trust 2014-1
1.16%, 05/15/2018 (Acquired 07/15/2015, Cost $474,592) (1)	475,016	474,448
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021 (Acquired 11/12/2015, Cost $495,945) (1)	500,000	500,500
Mercedes Benz Auto Lease Trust 2015-A
1.21%, 10/15/2020	1,500,000	1,499,232
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
0.67%, 05/25/2037	3,790,797	2,006,004
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (Acquired 08/04/2015, Cost $1,835,559) (1)	1,835,687	1,832,871
Nationstar HECM Loan Trust 2016-1A
2.98%, 02/25/2026 (Acquired 02/25/2016, Cost $213,985) (1)	213,985	214,006
Nelnet Student Loan Trust 2007-1
0.70%, 05/27/2025	4,150,000	3,894,776
Nelnet Student Loan Trust 2008-3
2.28%, 11/25/2024	495,000	496,000
Nelnet Student Loan Trust 2014-2
1.28%, 07/27/2037 (Acquired 01/27/2016, Cost $3,896,348) (1)	4,250,000	3,892,863
New Century Home Equity Loan Trust 2005-3
0.92%, 07/25/2035	1,875,000	1,811,972
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	2,370,000	2,370,567
Nissan Auto Receivables 2015-A Owner Trust
0.67%, 09/15/2017	1,066,901	1,066,540
Nissan Auto Receivables 2016-A Owner Trust
1.59%, 07/15/2022	230,000	230,961
NovaStar Mortgage Funding Trust Series 2005-2
1.08%, 10/25/2035	3,076,772	3,058,320
Oak Hill Advisors Residential Loan Trust 2015-NPL2
3.72%, 07/25/2055 (Acquired 08/04/2015, Cost $331,836) (1)	331,836	329,695
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 07/23/2015, Cost $1,400,887) (1)	1,400,000	1,381,005
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028 (Acquired 09/24/2015, Cost $709,858) (1)	710,000	622,884
OneMain Financial Issuance Trust 2016-1A
3.66%, 02/20/2029 (Acquired 02/03/2016, Cost $269,931) (1)	270,000	266,122
4.57%, 02/20/2029 (Acquired 02/03/2016, Cost $1,124,812) (1)	1,125,000	1,073,594
OneMain Financial Issuance Trust 2016-2
4.10%, 03/20/2028 (Acquired 03/16/2016, Cost $284,951) (1)	285,000	286,804
5.94%, 03/20/2028 (Acquired 03/16/2016, Cost $1,439,709) (1)	1,440,000	1,461,928
Option One Mortgage Loan Trust 2005-2
1.09%, 05/25/2035	1,398,682	1,335,777
Option One Mortgage Loan Trust 2005-3
0.90%, 08/25/2035	2,281,068	2,262,456
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032 (Acquired 10/23/2015, Cost $504,982) (1)	505,000	496,481
RAMP Series 2005-RS5 Trust
0.87%, 05/25/2035	2,672,072	2,641,819
RCO Depositor II LLC
4.50%, 11/25/2045 (Acquired 12/04/2015, Cost $752,968) (1)	756,028	756,318
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	939,187
Shenton Aircraft Investment I Ltd
4.75%, 10/15/2042 (Acquired 10/09/2015, Cost $790,218) (1)	797,541	790,044
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (Acquired 07/15/2015 through 07/29/2015, Cost $1,084,385) (1)	1,088,867	1,076,294
SLM Student Loan Trust 2004-10
1.17%, 04/27/2026 (Acquired 12/04/2015, Cost $3,116,066) (1)	3,180,000	3,132,096
SLM Student Loan Trust 2007-3
0.68%, 01/25/2022	4,150,000	3,876,157
SLM Student Loan Trust 2007-8
1.62%, 04/27/2043	2,254,539	1,931,085
SLM Student Loan Trust 2008-4
2.27%, 07/25/2022	100,000	99,592
SLM Student Loan Trust 2008-5
2.32%, 07/25/2023	4,485,000	4,501,963
SLM Student Loan Trust 2008-9
2.12%, 04/25/2023	484,006	478,595
SLM Student Loan Trust 2012-3
1.08%, 12/26/2025	1,856,813	1,783,871
SLM Student Loan Trust 2012-7
2.23%, 09/25/2043	2,220,000	1,944,316
SLM Student Loan Trust 2013-2
0.88%, 09/25/2026	3,563,885	3,389,676
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (Acquired 07/23/2015, Cost $358,511) (1)	360,000	359,917
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (Acquired 10/21/2015, Cost $609,915) (1)	610,000	603,497
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (Acquired 07/23/2015, Cost $1,246,193) (1)	1,250,000	1,221,952
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (Acquired 07/29/2015, Cost $1,118,284) (1)	1,125,000	1,081,745
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037 (Acquired 11/13/2015, Cost $613,021) (1)	620,000	597,595
Synchrony Credit Card Master Note Trust
1.69%, 03/15/2021	1,675,000	1,676,154
2.21%, 09/15/2022	1,700,000	1,689,173
Toyota Auto Receivables 2014-B Owner Trust
0.76%, 03/15/2018	1,694,627	1,692,934
US Residential Opportunity Fund III Trust 2015-1
3.72%, 01/27/2035 (Acquired 09/02/2015, Cost $467,064) (1)	467,268	463,387
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 08/12/2015, Cost $387,175) (1)	388,204	382,821
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 10/30/2015, Cost $192,155) (1)	193,516	192,375
VOLT XXXIX LLC
4.13%, 10/25/2045 (Acquired 10/22/2015, Cost $645,357) (1)	645,939	642,636
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015, Cost $545,536) (1)	545,973	538,573
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (Acquired 01/20/2016, Cost $394,951) (1)	395,000	395,097
Voya CLO 2014-3 Ltd
2.04%, 07/25/2026 (Acquired 02/02/2016 through 02/03/2016, Cost $1,136,341) (1)	1,152,000	1,132,924
Wendys Funding LLC 2015-1
3.37%, 06/15/2045 (Acquired 07/13/2015 through 07/29/2015, Cost $2,828,637) (1)	2,837,740	2,785,696
Westlake Automobile Receivables Trust 2016-1
3.29%, 09/15/2021 (Acquired 01/14/2016, Cost $799,939) (1)	800,000	799,840
Wheels SPV 2 LLC
1.27%, 04/22/2024 (Acquired 07/15/2015 through 07/22/2015, Cost $1,980,491) (1)	1,985,000	1,968,692
World Financial Network Credit Card Master Trust
1.61%, 12/15/2021	1,450,000	1,451,958
Total Asset-Backed Obligations (Cost $175,508,309)		$174,269,256

Corporate Bonds - 35.11%
Basic Materials - 0.96%
Albemarle Corp.
4.15%, 12/01/2024	798,000	790,341
5.45%, 12/01/2044	933,000	893,662
Alcoa, Inc.
6.15%, 08/15/2020	1,640,000	1,709,769
5.13%, 10/01/2024	1,561,000	1,498,560
Allegheny Technologies, Inc.
5.95%, 01/15/2021	2,150,000	1,795,250
Ashland, Inc.
3.88%, 04/15/2018	1,353,000	1,398,664
6.88%, 05/15/2043	433,000	411,350
Barrick Gold Corp.
4.10%, 05/01/2023	502,000	489,061
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	2,900,000	1,979,250
Georgia-Pacific LLC
3.16%, 11/15/2021 (Acquired 07/13/2015, Cost $1,842,718) (1)	1,835,000	1,872,936
3.60%, 03/01/2025 (Acquired 07/14/2015, Cost $922,317) (1)	932,000	964,568
Glencore Funding LLC
4.00%, 04/16/2025 (Acquired 07/13/2015, Cost $2,146,935) (1)	2,350,000	1,843,281
Goldcorp, Inc.
3.70%, 03/15/2023	1,520,000	1,488,989
Lundin Mining Corp.
7.50%, 11/01/2020 (Acquired 07/13/2015, Cost $124,530) (1)	120,000	115,350
LYB International Finance BV
4.00%, 07/15/2023	1,205,000	1,264,668
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	210,000	202,507
Rio Tinto Finance USA Ltd
3.75%, 09/20/2021	70,000	72,689
3.75%, 06/15/2025	320,000	313,824
Rio Tinto Finance USA PLC
3.50%, 03/22/2022	210,000	211,316
Solvay Finance America LLC
4.45%, 12/03/2025 (Acquired 11/30/2015, Cost $2,016,941) (1)	2,025,000	2,075,568
		21,391,603
Communications - 3.34%
21st Century Fox America, Inc.
3.70%, 09/15/2024	2,500,000	2,633,078
3.70%, 10/15/2025	1,000,000	1,047,533
4.75%, 09/15/2044	1,445,000	1,496,212
Alcatel-Lucent USA, Inc.
6.50%, 01/15/2028	700,000	721,000
6.45%, 03/15/2029	915,000	969,900
Alibaba Group Holding Ltd
3.13%, 11/28/2021	875,000	891,714
3.60%, 11/28/2024	1,425,000	1,437,064
Altice Luxembourg SA
7.63%, 02/15/2025 (Acquired 08/21/2015, Cost $429,637) (1)	450,000	430,875
Altice US Finance I Corp.
5.38%, 07/15/2023 (Acquired 11/10/2015, Cost $746,489) (1)	750,000	770,156
Amazon.com, Inc.
3.80%, 12/05/2024	1,625,000	1,776,372
4.95%, 12/05/2044	1,815,000	2,091,833
AT&T, Inc.
3.40%, 05/15/2025	2,275,000	2,280,665
4.13%, 02/17/2026	1,900,000	2,007,441
4.30%, 12/15/2042	500,000	457,781
4.35%, 06/15/2045	300,000	275,935
CBS Corp.
4.00%, 01/15/2026	2,525,000	2,638,552
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	3,000,000	3,093,933
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	450,000	466,115
5.13%, 05/01/2023 (Acquired 09/29/2015, Cost $368,739) (1)	400,000	407,000
5.88%, 04/01/2024 (Acquired 02/04/2016, Cost $500,000) (1)	500,000	523,750
CCO Safari II LLC
4.46%, 07/23/2022 (Acquired 10/20/2015 through 03/14/2016, Cost $1,240,331) (1)	1,215,000	1,272,924
4.91%, 07/23/2025 (Acquired 07/13/2015, Cost $7,076,221) (1)	7,077,000	7,467,700
6.38%, 10/23/2035 (Acquired 01/21/2016 through 01/25/2016, Cost $348,822) (1)	345,000	380,082
6.48%, 10/23/2045 (Acquired 07/13/2015, Cost $1,636,477) (1)	1,625,000	1,808,630
Cox Communications, Inc.
3.85%, 02/01/2025 (Acquired 07/22/2015, Cost $1,387,644) (1)	1,450,000	1,399,299
4.80%, 02/01/2035 (Acquired 03/28/2016, Cost $21,948) (1)	25,000	21,872
4.70%, 12/15/2042 (Acquired 03/24/2016, Cost $95,241) (1)	115,000	94,971
4.50%, 06/30/2043 (Acquired 03/24/2016, Cost $109,698) (1)	135,000	110,182
Crown Castle Towers LLC
3.66%, 05/15/2025 (Acquired 07/14/2015 through 07/27/2015, Cost $1,284,226) (1)	1,300,000	1,320,332
DISH DBS Corp.
6.75%, 06/01/2021	400,000	413,000
Expedia, Inc.
5.00%, 02/15/2026 (Acquired 12/01/2015 through 12/11/2015, Cost $1,312,271) (1)	1,320,000	1,319,137
Interpublic Group of Cos, Inc./The
4.00%, 03/15/2022	1,100,000	1,132,577
Lamar Media Corp.
5.75%, 02/01/2026 (Acquired 01/25/2016, Cost $50,000) (1)	50,000	52,500
Level 3 Communications, Inc.
5.75%, 12/01/2022	150,000	154,875
Level 3 Financing, Inc.
6.13%, 01/15/2021	220,000	230,450
5.38%, 05/01/2025	1,475,000	1,493,437
5.25%, 03/15/2026 (Acquired 03/08/2016, Cost $375,000) (1)	375,000	377,813
MDC Partners, Inc.
6.75%, 04/01/2020 (Acquired 08/21/2015, Cost $272,582) (1)	275,000	284,281
6.50%, 05/01/2024 (Acquired 03/18/2016, Cost $200,000) (1)	200,000	204,250
Neptune Finco Corp.
10.13%, 01/15/2023 (Acquired 09/25/2015, Cost $225,000) (1)	225,000	240,750
6.63%, 10/15/2025 (Acquired 09/25/2015, Cost $790,000) (1)	790,000	854,109
Omnicom Group, Inc.
3.65%, 11/01/2024	1,600,000	1,649,350
Priceline Group, Inc./The
3.65%, 03/15/2025	645,000	661,855
Rogers Communications, Inc.
3.63%, 12/15/2025	255,000	265,586
Sirius XM Radio, Inc.
4.25%, 05/15/2020 (Acquired 09/25/2015, Cost $372,060) (1)	375,000	382,969
5.25%, 08/15/2022 (Acquired 07/20/2015, Cost $1,149,678) (1)	1,100,000	1,157,750
6.00%, 07/15/2024 (Acquired 01/20/2016 through 02/11/2016, Cost $167,748) (1)	165,000	173,198
Sky PLC
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $276,568) (1)	280,000	289,079
Sprint Communications, Inc.
9.00%, 11/15/2018 (Acquired 07/21/2015, Cost $756,420) (1)	700,000	733,250
Telefonica Emisiones SAU
4.57%, 04/27/2023	150,000	163,937
Tencent Holdings Ltd
3.38%, 05/02/2019 (Acquired 07/14/2015 through 07/30/2015, Cost $1,677,520) (1)	1,650,000	1,713,264
Time Warner Cable, Inc.
3.60%, 07/15/2025	2,565,000	2,633,988
6.55%, 05/01/2037	190,000	208,585
6.75%, 06/15/2039	930,000	1,046,983
4.50%, 09/15/2042	1,575,000	1,398,508
T-Mobile USA, Inc.
6.25%, 04/01/2021	785,000	824,093
6.73%, 04/28/2022	710,000	741,808
Townsquare Media, Inc.
6.50%, 04/01/2023 (Acquired 01/20/2016 through 02/19/2016, Cost $215,692) (1)	235,000	225,306
Univision Communications, Inc.
5.13%, 02/15/2025 (Acquired 08/24/2015, Cost $239,813) (1)	240,000	237,000
Verizon Communications, Inc.
2.50%, 09/15/2016	2,300,000	2,317,744
3.50%, 11/01/2024	2,150,000	2,256,726
6.40%, 09/15/2033	2,715,000	3,340,123
4.27%, 01/15/2036	1,050,000	1,044,993
4.86%, 08/21/2046	1,500,000	1,582,245
4.52%, 09/15/2048	400,000	400,804
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (Acquired 01/12/2016, Cost $776,389) (1)	800,000	800,000
WPP Finance 2010
4.75%, 11/21/2021	1,300,000	1,435,236
		74,734,460
Consumer, Cyclical - 4.31%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022 (Acquired 07/13/2015, Cost $1,838,248) (1)	1,840,000	1,872,200
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 07/14/2015, Cost $1,392,696) (1)	1,379,532	1,400,225
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023 (Acquired 12/01/2015, Cost $2,455,000) (1)	2,455,000	2,332,250
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	2,101,075	2,161,481
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	2,072,014	2,030,573
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,301,784	2,192,449
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028	610,000	626,775
AutoNation, Inc.
4.50%, 10/01/2025	465,000	476,753
Brinker International, Inc.
3.88%, 05/15/2023	2,401,000	2,358,509
CalAtlantic Group, Inc.
0.25%, 06/01/2019	460,000	407,100
Choice Hotels International, Inc.
5.75%, 07/01/2022	1,325,000	1,411,125
Churchill Downs, Inc.
5.38%, 12/15/2021	750,000	772,500
Cintas Corp. No 2
2.85%, 06/01/2016	425,000	426,517
4.30%, 06/01/2021	28,000	30,492
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	568,570	623,267
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	1,185,573	1,310,059
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019	1,080,780	1,218,579
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,140,039	1,177,090
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	2,058,549	2,120,306
CVS Health Corp.
2.80%, 07/20/2020	2,397,000	2,488,709
3.50%, 07/20/2022	735,000	788,284
4.75%, 12/01/2022 (Acquired 07/22/2015, Cost $432,545) (1)	410,000	460,390
5.00%, 12/01/2024 (Acquired 07/22/2015 through 08/18/2015, Cost $1,175,221) (1)	1,105,000	1,267,311
3.88%, 07/20/2025	585,000	631,563
4.88%, 07/20/2035	250,000	278,806
5.13%, 07/20/2045	200,000	231,757
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (Acquired 07/22/2015, Cost $3,333,693) (1)	3,316,905	3,294,516
Delphi Automotive PLC
4.25%, 01/15/2026	1,900,000	1,984,138
Delphi Corp.
5.00%, 02/15/2023	1,385,000	1,457,712
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023	563,475	639,544
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	725,343	717,183
Dollar Tree, Inc.
5.75%, 03/01/2023 (Acquired 07/13/2015, Cost $255,419) (1)	250,000	264,844
DR Horton, Inc.
4.75%, 05/15/2017	415,000	424,337
3.75%, 03/01/2019	630,000	642,600
Ford Motor Credit Co LLC
3.98%, 06/15/2016	1,886,000	1,897,955
8.00%, 12/15/2016	950,000	991,733
3.16%, 08/04/2020	1,220,000	1,244,980
3.34%, 03/18/2021	1,000,000	1,029,513
4.13%, 08/04/2025	3,300,000	3,429,763
4.39%, 01/08/2026	2,835,000	3,004,184
General Motors Co.
4.88%, 10/02/2023	3,150,000	3,302,239
4.00%, 04/01/2025	2,295,000	2,239,018
6.60%, 04/01/2036	975,000	1,073,098
6.25%, 10/02/2043	65,000	69,440
General Motors Financial Co, Inc.
6.75%, 06/01/2018	475,000	513,154
3.10%, 01/15/2019	1,144,000	1,163,620
4.00%, 01/15/2025	3,000,000	2,914,845
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63%, 10/15/2021	1,185,000	1,227,897
Home Depot, Inc.
3.35%, 09/15/2025	485,000	525,795
Hyatt Hotels Corp.
3.38%, 07/15/2023	245,000	240,078
Iconix Brand Group, Inc.
1.50%, 03/15/2018	10,000	6,800
Ingram Micro, Inc.
4.95%, 12/15/2024	1,400,000	1,356,394
International Game Technology PLC
6.25%, 02/15/2022 (Acquired 08/21/2015, Cost $292,380) (1)	300,000	305,250
KB Home
1.38%, 02/01/2019	140,000	129,150
Macy's Retail Holdings, Inc.
5.90%, 12/01/2016	340,000	350,401
Magna International, Inc.
4.15%, 10/01/2025	665,000	704,907
Marriott International, Inc./MD
3.75%, 10/01/2025	2,280,000	2,337,244
MDC Holdings, Inc.
5.50%, 01/15/2024	1,000,000	957,500
MGM Resorts International
6.00%, 03/15/2023	25,000	25,797
Newell Rubbermaid, Inc.
3.15%, 04/01/2021	360,000	369,964
3.85%, 04/01/2023	309,000	320,583
3.90%, 11/01/2025	270,000	268,311
4.20%, 04/01/2026	2,754,000	2,880,409
5.50%, 04/01/2046	949,000	1,027,391
O'Reilly Automotive, Inc.
4.63%, 09/15/2021	1,300,000	1,425,753
Outerwall, Inc.
5.88%, 06/15/2021	240,000	177,600
QVC, Inc.
5.13%, 07/02/2022	1,600,000	1,681,765
4.38%, 03/15/2023	920,000	899,937
4.85%, 04/01/2024	550,000	546,946
4.45%, 02/15/2025	125,000	121,146
Shingle Springs Tribal Gaming Authority
9.75%, 09/01/2021 (Acquired 03/18/2016 through 03/21/2016, Cost $164,881) (1)	150,000	162,750
Southwest Airlines Co.
5.13%, 03/01/2017	545,000	563,362
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 04/01/2028	2,800,000	2,814,000
Toll Brothers Finance Corp.
4.00%, 12/31/2018	460,000	476,100
5.88%, 02/15/2022	415,000	443,012
4.38%, 04/15/2023	145,000	141,738
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/2026	2,038,897	2,038,897
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023	2,300,915	2,658,995
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025	2,048,962	2,106,333
Walgreens Boots Alliance, Inc.
4.80%, 11/18/2044	926,000	920,534
Wyndham Worldwide Corp.
5.10%, 10/01/2025	1,120,000	1,192,069
ZF North America Capital, Inc.
4.00%, 04/29/2020 (Acquired 07/24/2015, Cost $432,353) (1)	430,000	435,375
4.50%, 04/29/2022 (Acquired 07/24/2015, Cost $286,061) (1)	290,000	295,800
4.75%, 04/29/2025 (Acquired 07/13/2015, Cost $691,628) (1)	705,000	701,475
		96,230,944
Consumer, Non-cyclical - 4.72%
AbbVie, Inc.
3.60%, 05/14/2025	2,150,000	2,257,863
4.70%, 05/14/2045	750,000	797,762
Actavis Funding SCS
3.00%, 03/12/2020	3,999,000	4,114,751
3.45%, 03/15/2022	985,000	1,022,955
3.80%, 03/15/2025	4,890,000	5,088,823
4.55%, 03/15/2035	2,025,000	2,094,113
Amgen, Inc.
5.15%, 11/15/2041	400,000	441,535
4.40%, 05/01/2045	500,000	510,487
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	799,000	821,402
3.30%, 02/01/2023	2,124,000	2,208,790
3.65%, 02/01/2026	1,292,000	1,358,731
4.90%, 02/01/2046	2,693,000	3,008,972
Anthem, Inc.
3.50%, 08/15/2024	740,000	749,237
Ashtead Capital, Inc.
6.50%, 07/15/2022 (Acquired 08/21/2015, Cost $286,045) (1)	275,000	292,187
AstraZeneca PLC
3.38%, 11/16/2025	750,000	777,237
Baxalta, Inc.
4.00%, 06/23/2025 (Acquired 07/22/2015, Cost $2,161,967) (1)	2,180,000	2,216,297
Becton Dickinson and Co.
1.80%, 12/15/2017	915,000	918,924
Biogen, Inc.
2.90%, 09/15/2020	290,000	298,576
4.05%, 09/15/2025	1,105,000	1,181,408
5.20%, 09/15/2045	1,175,000	1,303,671
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	640,000	758,800
Block Financial LLC
5.25%, 10/01/2025	1,040,000	1,096,182
Cardinal Health, Inc.
3.50%, 11/15/2024	1,210,000	1,258,220
Celgene Corp.
3.63%, 05/15/2024	500,000	517,002
3.88%, 08/15/2025	4,810,000	5,057,210
5.00%, 08/15/2045	1,000,000	1,081,642
Centene Escrow Corp.
5.63%, 02/15/2021 (Acquired 01/28/2016, Cost $50,000) (1)	50,000	52,125
6.13%, 02/15/2024 (Acquired 01/28/2016, Cost $794,304) (1)	775,000	815,687
Central Garden & Pet Co.
6.13%, 11/15/2023	165,000	171,600
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	380,000	384,750
6.88%, 02/01/2022	250,000	225,625
Darling Ingredients, Inc.
5.38%, 01/15/2022	170,000	173,932
DaVita HealthCare Partners, Inc.
5.00%, 05/01/2025	900,000	891,000
Delhaize Group
5.70%, 10/01/2040	690,000	744,095
DP World Ltd
6.85%, 07/02/2037	400,000	407,784
DS Services of America, Inc.
10.00%, 09/01/2021 (Acquired 10/05/2015, Cost $885,628) (1)	785,000	887,050
Endo Ltd / Endo Finance LLC / Endo Finco, Inc.
6.00%, 02/01/2025 (Acquired 07/14/2015, Cost $207,153) (1)	200,000	187,500
ERAC USA Finance LLC
3.80%, 11/01/2025 (Acquired 11/02/2015, Cost $3,024,444) (1)	3,030,000	3,145,113
Express Scripts Holding Co
4.50%, 02/25/2026	2,453,000	2,547,497
Express Scripts Holding Co.
3.30%, 02/25/2021	95,000	97,475
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/2022 (Acquired 07/13/2015, Cost $1,169,646) (1)	1,092,000	1,199,562
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/2021 (Acquired 01/11/2016, Cost $751,376) (1)	700,000	757,750
FTI Consulting, Inc.
6.00%, 11/15/2022	220,000	230,450
Gilead Sciences, Inc.
3.65%, 03/01/2026	750,000	798,205
HCA, Inc.
3.75%, 03/15/2019	590,000	604,396
6.50%, 02/15/2020	550,000	603,625
7.50%, 02/15/2022	245,000	277,234
4.75%, 05/01/2023	500,000	508,750
5.38%, 02/01/2025	1,425,000	1,440,590
5.25%, 04/15/2025	1,810,000	1,864,300
5.88%, 02/15/2026	460,000	473,800
5.25%, 06/15/2026	1,595,000	1,634,875
HPHT Finance 15 Ltd
2.25%, 03/17/2018 (Acquired 10/09/2015, Cost $839,324) (1)	840,000	839,554
Imperial Tobacco Finance PLC
2.95%, 07/21/2020 (Acquired 07/15/2015 through 07/27/2015, Cost $1,666,897) (1)	1,665,000	1,707,842
4.25%, 07/21/2025 (Acquired 10/15/2015, Cost $1,389,387) (1)	1,345,000	1,431,161
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,332,189
Kindred Healthcare, Inc.
8.75%, 01/15/2023	300,000	286,500
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (Acquired 07/13/2015, Cost $960,781) (1)	960,000	983,616
3.50%, 07/15/2022 (Acquired 07/22/2015, Cost $576,367) (1)	575,000	603,613
3.95%, 07/15/2025 (Acquired 07/22/2015, Cost $2,167,113) (1)	2,155,000	2,295,553
5.20%, 07/15/2045 (Acquired 08/13/2015, Cost $1,041,758) (1)	1,000,000	1,119,206
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,475,000	1,493,797
Life Technologies Corp.
6.00%, 03/01/2020	1,824,000	2,044,598
Mead Johnson Nutrition Co
4.13%, 11/15/2025	170,000	180,582
Medtronic, Inc.
2.75%, 04/01/2023	700,000	718,678
4.63%, 03/15/2045	700,000	782,042
Molina Healthcare, Inc.
5.38%, 11/15/2022 (Acquired 11/05/2015, Cost $125,000) (1)	125,000	128,437
Novartis Capital Corp.
4.00%, 11/20/2045	1,000,000	1,070,570
Pernod Ricard SA
5.50%, 01/15/2042 (Acquired 11/24/2015 through 12/23/2015, Cost $613,938) (1)	600,000	647,577
Post Holdings, Inc.
7.38%, 02/15/2022	275,000	290,812
Reynolds American, Inc.
3.25%, 11/01/2022	1,215,000	1,276,883
4.45%, 06/12/2025	680,000	748,481
5.85%, 08/15/2045	360,000	437,577
Smithfield Foods, Inc.
5.25%, 08/01/2018 (Acquired 07/13/2015, Cost $121,606) (1)	120,000	121,800
Spectrum Brands, Inc.
5.75%, 07/15/2025	350,000	371,875
Tenet Healthcare Corp.
4.13%, 06/15/2020 (Acquired 08/20/2015, Cost $775,981) (1)	775,000	769,188
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	725,000	755,967
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	605,000	617,262
Total System Services, Inc.
3.80%, 04/01/2021	672,000	691,403
4.80%, 04/01/2026	1,875,000	1,930,153
Transurban Finance Co Pty Ltd
4.13%, 02/02/2026 (Acquired 10/27/2015, Cost $153,677) (1)	155,000	159,283
TreeHouse Foods, Inc.
6.00%, 02/15/2024 (Acquired 01/21/2016, Cost $50,000) (1)	50,000	53,000
Tyson Foods, Inc.
6.60%, 04/01/2016	580,000	580,000
4.50%, 06/15/2022	670,000	734,262
3.95%, 08/15/2024	300,000	319,943
UBM PLC
5.75%, 11/03/2020 (Acquired 07/13/2015, Cost $910,098) (1)	845,000	915,639
United Rentals North America, Inc.
6.13%, 06/15/2023	275,000	283,938
Universal Health Services, Inc.
4.75%, 08/01/2022 (Acquired 08/24/2015, Cost $1,654,502) (1)	1,620,000	1,648,350
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/2023 (Acquired 07/21/2015, Cost $1,618,175) (1)	1,590,000	1,244,175
5.88%, 05/15/2023 (Acquired 07/13/2015, Cost $951,703) (1)	950,000	744,563
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	569,567
5.80%, 05/01/2021	2,205,000	2,471,296
4.13%, 09/12/2022	1,547,000	1,604,940
4.00%, 06/15/2025	1,704,000	1,718,908
5.50%, 06/15/2045	1,095,000	1,070,367
Wm Wrigley Jr Co.
2.40%, 10/21/2018 (Acquired 07/13/2015 through 07/29/2015, Cost $1,480,931) (1)	1,465,000	1,479,848
3.38%, 10/21/2020 (Acquired 07/22/2015, Cost $1,251,904) (1)	1,221,000	1,272,013
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/2022	693,000	703,636
		105,608,191
Diversified - 0.06%
Argos Merger Sub, Inc.
7.13%, 03/15/2023 (Acquired 01/20/2016 through 02/24/2016, Cost $49,066) (1)	50,000	53,000
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,320,387
		1,373,387
Energy - 3.24%
Anadarko Petroleum Corp.
6.38%, 09/15/2017	330,000	345,582
4.85%, 03/15/2021	181,000	184,354
5.55%, 03/15/2026	662,000	669,326
6.60%, 03/15/2046	661,000	674,985
APT Pipelines Ltd
3.88%, 10/11/2022 (Acquired 08/06/2015 through 08/19/2015, Cost $1,354,491) (1)	1,360,000	1,342,546
Boardwalk Pipelines LP
5.75%, 09/15/2019	1,850,000	1,848,344
BP Capital Markets PLC
3.51%, 03/17/2025	1,525,000	1,552,959
Canadian Natural Resources Ltd
5.70%, 05/15/2017	209,000	215,454
5.90%, 02/01/2018	442,000	458,609
Chesapeake Energy Corp.
6.13%, 02/15/2021	1,625,000	625,625
8.00%, 12/15/2022 (Acquired 07/13/2015 through 07/29/2015, Cost $214,126) (1)	146,000	71,540
Cimarex Energy Co.
5.88%, 05/01/2022	984,000	1,016,389
4.38%, 06/01/2024	2,576,000	2,537,394
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	900,000	930,621
Concho Resources, Inc.
7.00%, 01/15/2021	150,000	151,500
6.50%, 01/15/2022	60,000	59,850
5.50%, 10/01/2022	155,000	152,287
5.50%, 04/01/2023	500,000	490,000
ConocoPhillips Co.
4.20%, 03/15/2021	850,000	886,818
4.95%, 03/15/2026	3,266,000	3,411,004
5.95%, 03/15/2046	215,000	230,318
Continental Resources, Inc.
4.50%, 04/15/2023	250,000	209,062
3.80%, 06/01/2024	2,360,000	1,892,437
Devon Energy Corp.
2.25%, 12/15/2018	920,000	858,762
Enable Midstream Partners LP
3.90%, 05/15/2024	2,300,000	1,818,999
Enbridge Energy Partners LP
5.88%, 10/15/2025	750,000	756,567
Energy Transfer Equity LP
5.50%, 06/01/2027	400,000	319,000
Energy Transfer Partners LP
4.15%, 10/01/2020	1,405,000	1,362,516
4.75%, 01/15/2026	2,195,000	2,013,320
6.50%, 02/01/2042	1,000,000	920,286
5.15%, 03/15/2045	700,000	544,280
6.13%, 12/15/2045	100,000	89,777
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,500,000	1,161,440
Enterprise Products Operating LLC
3.75%, 02/15/2025	2,585,000	2,581,378
5.10%, 02/15/2045	1,065,000	1,033,982
Exxon Mobil Corp.
3.57%, 03/06/2045	885,000	860,785
Helmerich & Payne International Drilling Co
4.65%, 03/15/2025	1,450,000	1,459,869
Hess Corp.
8.13%, 02/15/2019	336,000	368,267
Kinder Morgan Energy Partners LP
5.95%, 02/15/2018	185,000	193,669
5.00%, 10/01/2021	575,000	586,934
4.30%, 05/01/2024	1,300,000	1,235,913
4.25%, 09/01/2024	295,000	279,476
Kinder Morgan Finance Co LLC
6.00%, 01/15/2018 (Acquired 02/09/2016 through 02/10/2016, Cost $356,127) (1)	355,000	371,221
Kinder Morgan, Inc.
4.30%, 06/01/2025	3,505,000	3,335,312
Korea National Oil Corp.
4.00%, 10/27/2016 (Acquired 07/22/2015 through 07/24/2015, Cost $568,733) (1)	560,000	569,034
Matador Resources Co.
6.88%, 04/15/2023	230,000	219,075
Motiva Enterprises LLC
5.75%, 01/15/2020 (Acquired 07/22/2015, Cost $413,767) (1)	380,000	396,403
Newfield Exploration Co.
5.38%, 01/01/2026	2,215,000	2,015,650
Noble Energy, Inc.
4.15%, 12/15/2021	1,655,000	1,653,363
Oceaneering International, Inc.
4.65%, 11/15/2024	1,429,000	1,231,129
Pertamina Persero PT
6.00%, 05/03/2042	280,000	255,588
6.00%, 05/03/2042	200,000	182,562
Petroleos Mexicanos
6.38%, 02/04/2021 (Acquired 01/28/2016, Cost $410,000) (1)	410,000	437,265
4.88%, 01/24/2022	300,000	297,750
4.50%, 01/23/2026	605,000	563,558
5.63%, 01/23/2046	235,000	197,494
Phillips 66 Partners LP
3.61%, 02/15/2025	385,000	349,999
Plains All American Pipeline LP / PAA Finance Corp.
6.50%, 05/01/2018	665,000	693,152
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	500,000	485,981
5.00%, 10/01/2022	1,000,000	940,284
Rowan Cos, Inc.
4.75%, 01/15/2024	2,280,000	1,566,041
Sabine Pass LNG LP
7.50%, 11/30/2016	400,000	411,600
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (Acquired 12/10/2015, Cost $598,715) (1)	600,000	608,559
4.00%, 12/21/2025 (Acquired 12/10/2015 through 12/15/2015, Cost $1,132,473) (1)	1,135,000	1,172,331
Seven Generations Energy Ltd
8.25%, 05/15/2020 (Acquired 07/13/2015, Cost $225,982) (1)	220,000	220,550
Shell International Finance BV
2.13%, 05/11/2020	400,000	403,974
3.25%, 05/11/2025	1,900,000	1,915,588
4.38%, 05/11/2045	1,000,000	1,004,360
SM Energy Co.
6.13%, 11/15/2022	10,000	7,325
5.00%, 01/15/2024	115,000	79,062
5.63%, 06/01/2025	75,000	52,102
Southwestern Energy Co.
4.95%, 01/23/2025	1,475,000	1,010,375
Spectra Energy Partners LP
4.75%, 03/15/2024	1,460,000	1,573,385
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.38%, 02/01/2020 (Acquired 07/13/2015 through 07/29/2015, Cost $114,298) (1)	115,000	79,925
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,377,461
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	358,864
6.75%, 03/15/2024 (Acquired 09/09/2015, Cost $823,195) (1)	825,000	810,563
TerraForm Power Operating LLC
5.88%, 02/01/2023 (Acquired 07/13/2015, Cost $239,101) (1)	240,000	194,400
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 07/16/2015, Cost $727,891) (1)	775,000	736,068
TransCanada PipeLines Ltd
4.88%, 01/15/2026	940,000	993,303
Weatherford International LLC
6.35%, 06/15/2017	125,000	123,750
Western Gas Partners LP
5.38%, 06/01/2021	2,407,000	2,330,101
Whiting Petroleum Corp.
1.25%, 04/01/2020 (Acquired 12/07/2015, Cost $807,672) (1)	1,000,000	581,875
Williams Partners LP / ACMP Finance Corp.
4.88%, 03/15/2024	2,170,000	1,894,271
WPX Energy, Inc.
7.50%, 08/01/2020	95,000	74,338
8.25%, 08/01/2023	200,000	155,000
		72,332,215
Financials - 13.74%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/2017	1,500,000	1,501,630
ABN AMRO Bank NV
4.75%, 07/28/2025 (Acquired 07/21/2015, Cost $1,291,285) (1)	1,290,000	1,299,337
ACE INA Holdings, Inc.
2.30%, 11/03/2020	485,000	493,283
4.35%, 11/03/2045	380,000	414,255
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
4.63%, 10/30/2020	778,000	797,450
4.63%, 07/01/2022	2,443,000	2,491,860
Air Lease Corp.
4.25%, 09/15/2024	1,425,000	1,407,188
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	643,000	642,047
4.60%, 04/01/2022	2,255,000	2,430,946
4.50%, 07/30/2029	636,000	640,210
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025	2,490,000	2,496,086
Ally Financial, Inc.
8.00%, 12/31/2018	230,000	250,125
4.63%, 03/30/2025	2,550,000	2,514,938
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	1,900,000	1,941,335
American Express Co.
6.80%, 09/01/2066	900,000	902,250
American Express Credit Corp.
2.80%, 09/19/2016	2,000,000	2,017,064
American International Group, Inc.
3.90%, 04/01/2026	1,600,000	1,605,968
American Tower Corp.
3.30%, 02/15/2021	1,290,000	1,312,658
4.40%, 02/15/2026	437,000	462,305
Ameriprise Financial, Inc.
7.52%, 06/01/2066	2,139,000	2,080,178
AvalonBay Communities, Inc.
5.75%, 09/15/2016	1,025,000	1,045,129
Bank of America Corp.
3.75%, 07/12/2016	1,750,000	1,762,789
5.75%, 08/15/2016	415,000	421,258
6.10%, 06/15/2017	850,000	889,054
2.00%, 01/11/2018	1,000,000	1,004,226
2.63%, 10/19/2020	1,390,000	1,400,273
3.30%, 01/11/2023	525,000	529,564
4.00%, 04/01/2024	2,155,000	2,261,384
4.20%, 08/26/2024	340,000	346,149
3.88%, 08/01/2025	4,400,000	4,577,848
4.45%, 03/03/2026	1,351,000	1,395,002
4.25%, 10/22/2026	2,150,000	2,186,329
6.30%, 12/29/2049	781,000	806,304
8.00%, 12/31/2099	1,406,000	1,376,122
Bank of New York Mellon Corp.
2.50%, 04/15/2021	1,955,000	1,994,522
Barclays Bank PLC
5.14%, 10/14/2020	275,000	293,650
Barclays PLC
4.38%, 09/11/2024	2,200,000	2,068,341
3.65%, 03/16/2025	1,750,000	1,640,900
4.38%, 01/12/2026	2,760,000	2,708,443
BBVA Bancomer SA/Texas
6.50%, 03/10/2021	750,000	819,375
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	1,000,000	1,082,525
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	1,104,000	1,126,242
3.13%, 03/15/2026	892,000	916,848
4.50%, 02/11/2043	1,000,000	1,093,018
Boston Properties LP
3.65%, 02/01/2026	415,000	429,181
BPCE SA
5.15%, 07/21/2024 (Acquired 07/13/2015, Cost $1,162,632) (1)	1,140,000	1,164,869
Brixmor Operating Partnership LP
3.88%, 08/15/2022	2,550,000	2,489,149
Capital One Bank USA NA
1.15%, 11/21/2016	500,000	499,656
Capital One NA
2.35%, 08/17/2018	1,000,000	1,005,286
2.40%, 09/05/2019	1,000,000	997,426
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (Acquired 07/31/2015, Cost $710,591) (1)	694,000	716,771
CBRE Services, Inc.
4.88%, 03/01/2026	2,115,000	2,136,226
Charles Schwab Corp.
3.00%, 03/10/2025	740,000	750,371
7.00%, 02/28/2049	1,453,000	1,656,420
CIT Group, Inc.
4.25%, 08/15/2017	3,395,000	3,454,786
5.25%, 03/15/2018	785,000	812,083
5.50%, 02/15/2019 (Acquired 07/13/2015, Cost $668,063) (1)	641,000	662,236
Citigroup, Inc.
1.30%, 04/01/2016	2,000,000	2,000,000
1.30%, 11/15/2016	625,000	625,816
2.15%, 07/30/2018	650,000	653,398
Citizens Financial Group, Inc.
4.30%, 12/03/2025	1,386,000	1,435,587
CNA Financial Corp.
5.88%, 08/15/2020	1,700,000	1,898,166
CNO Financial Group, Inc.
4.50%, 05/30/2020	825,000	841,500
5.25%, 05/30/2025	1,324,000	1,353,790
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	2,475,000	2,559,051
Credit Agricole SA
4.38%, 03/17/2025 (Acquired 07/31/2015, Cost $2,466,041) (1)	2,525,000	2,472,505
Credit Suisse AG
6.50%, 08/08/2023 (Acquired 07/13/2015, Cost $1,648,237) (1)	1,500,000	1,612,500
Credit Suisse Group Funding Guernsey Ltd
3.80%, 09/15/2022	2,500,000	2,488,863
Crown Castle International Corp.
3.40%, 02/15/2021	345,000	350,293
4.45%, 02/15/2026	2,065,000	2,145,634
DDR Corp.
3.63%, 02/01/2025	2,225,000	2,153,480
4.25%, 02/01/2026	1,315,000	1,336,717
Digital Realty Trust LP
4.75%, 10/01/2025	1,640,000	1,670,399
Discover Bank
2.60%, 11/13/2018	2,010,000	2,015,371
Discover Financial Services
3.95%, 11/06/2024	445,000	439,965
3.75%, 03/04/2025	2,660,000	2,590,177
E*TRADE Financial Corp.
5.38%, 11/15/2022	1,170,000	1,235,813
4.63%, 09/15/2023	2,270,000	2,264,325
ESH Hospitality, Inc.
5.25%, 05/01/2025 (Acquired 03/11/2016, Cost $369,401) (1)	375,000	366,094
Farmers Exchange Capital II
6.15%, 11/01/2053 (Acquired 08/31/2015, Cost $298,714) (1)	280,000	285,736
Goldman Sachs Capital I
6.35%, 02/15/2034	2,040,000	2,374,886
Goldman Sachs Group, Inc.
5.63%, 01/15/2017	680,000	701,557
6.25%, 09/01/2017	2,000,000	2,128,862
2.38%, 01/22/2018	1,180,000	1,195,308
7.50%, 02/15/2019	1,455,000	1,676,252
4.25%, 10/21/2025	720,000	731,865
3.75%, 02/25/2026	3,859,000	3,948,679
6.75%, 10/01/2037	460,000	547,422
4.75%, 10/21/2045	800,000	836,417
Goodman Funding Pty Ltd
6.38%, 04/15/2021 (Acquired 07/13/2015 through 07/22/2015, Cost $2,164,281) (1)	1,915,000	2,214,483
HBOS PLC
1.33%, 09/30/2016	1,500,000	1,493,781
HCP, Inc.
5.63%, 05/01/2017	700,000	726,014
4.00%, 12/01/2022	900,000	905,009
4.00%, 06/01/2025	3,200,000	3,076,493
Host Hotels & Resorts LP
3.75%, 10/15/2023	2,175,000	2,122,802
HSBC Holdings PLC
4.30%, 03/08/2026	1,205,000	1,242,668
6.38%, 03/29/2049	1,500,000	1,417,500
ING Bank NV
5.80%, 09/25/2023 (Acquired 07/29/2015, Cost $3,222,248) (1)	2,965,000	3,232,043
4.13%, 11/21/2023	1,000,000	1,008,570
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,124,000	1,144,883
International Lease Finance Corp.
6.75%, 09/01/2016 (Acquired 08/19/2015, Cost $3,358,959) (1)	3,299,000	3,348,485
8.75%, 03/15/2017	471,000	496,151
7.13%, 09/01/2018 (Acquired 07/14/2015, Cost $546,928) (1)	500,000	545,000
Intesa Sanpaolo SpA
6.50%, 02/24/2021 (Acquired 08/17/2015, Cost $793,013) (1)	700,000	798,554
5.02%, 06/26/2024 (Acquired 07/13/2015, Cost $2,857,745) (1)	2,900,000	2,716,702
Iron Mountain, Inc.
6.00%, 08/15/2023	275,000	288,750
Jackson National Life Global Funding
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $999,558) (1)	1,000,000	1,002,724
2.60%, 12/09/2020 (Acquired 12/02/2015, Cost $1,563,630) (1)	1,565,000	1,585,794
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,305,132
JPMorgan Chase & Co.
3.15%, 07/05/2016	1,000,000	1,006,308
2.55%, 10/29/2020	1,915,000	1,941,603
4.50%, 01/24/2022	1,440,000	1,589,921
3.88%, 09/10/2024	970,000	993,675
4.25%, 10/01/2027	1,347,000	1,401,779
JPMorgan Chase Bank NA
0.96%, 06/13/2016	500,000	500,041
6.00%, 10/01/2017	4,811,000	5,108,012
JPMorgan Chase Capital XXI
1.56%, 02/02/2037	1,500,000	1,051,875
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,835,000	1,793,713
KeyCorp.
2.90%, 09/15/2020	980,000	996,470
Kilroy Realty LP
4.38%, 10/01/2025	1,515,000	1,589,846
Kimco Realty Corp.
3.40%, 11/01/2022	150,000	152,978
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (Acquired 08/31/2015, Cost $1,668,053) (1)	1,745,000	1,526,875
Lazard Group LLC
4.25%, 11/14/2020	1,560,000	1,629,759
3.75%, 02/13/2025	306,000	282,561
LeasePlan Corp. NV
2.50%, 05/16/2018 (Acquired 07/13/2015, Cost $3,127,429) (1)	3,115,000	3,088,230
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (Acquired 07/21/2015, Cost $1,418,732) (1)	1,445,000	1,382,579
Lloyds Banking Group PLC
4.50%, 11/04/2024	2,825,000	2,839,309
4.58%, 12/10/2025 (Acquired 07/13/2015 through 07/28/2015, Cost $416,614) (1)	425,000	417,539
Mid-America Apartments LP
6.05%, 09/01/2016	975,000	991,109
Morgan Stanley
3.80%, 04/29/2016	700,000	701,428
5.45%, 01/09/2017	2,500,000	2,579,300
5.55%, 04/27/2017	2,000,000	2,084,778
2.13%, 04/25/2018	1,420,000	1,431,239
2.45%, 02/01/2019	1,459,000	1,480,659
4.88%, 11/01/2022	485,000	527,330
3.75%, 02/25/2023	3,000,000	3,126,804
4.00%, 07/23/2025	100,000	104,610
5.00%, 11/24/2025	5,075,000	5,494,657
3.88%, 01/27/2026	2,000,000	2,087,100
3.95%, 04/23/2027	997,000	998,558
5.55%, 12/29/2049	1,280,000	1,261,760
MPT Operating Partnership LP / MPT Finance Corp.
6.38%, 03/01/2024	175,000	184,188
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88%, 10/01/2020	330,000	315,975
Nationwide Building Society
3.90%, 07/21/2025 (Acquired 07/14/2015, Cost $1,460,618) (1)	1,445,000	1,525,770
Nationwide Mutual Insurance Co.
2.92%, 12/15/2024 (Acquired 09/29/2015, Cost $1,010,010) (1)	1,050,000	1,019,813
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/2022 (Acquired 07/13/2015, Cost $1,584,083) (1)	1,505,000	1,565,200
4.88%, 04/15/2045 (Acquired 07/22/2015, Cost $1,576,675) (1)	1,739,000	1,473,185
New York Life Global Funding
1.55%, 11/02/2018 (Acquired 10/27/2015, Cost $1,997,525) (1)	2,000,000	2,004,878
Old Republic International Corp.
4.88%, 10/01/2024	1,600,000	1,664,979
OneMain Financial Holdings LLC
7.25%, 12/15/2021 (Acquired 01/27/2016 through 01/28/2016, Cost $100,257) (1)	100,000	99,500
Post Apartment Homes LP
4.75%, 10/15/2017	91,000	94,117
Pricoa Global Funding I
2.55%, 11/24/2020 (Acquired 11/17/2015, Cost $1,555,000) (1)	1,555,000	1,574,719
Primerica, Inc.
4.75%, 07/15/2022	2,172,000	2,345,775
Principal Financial Group, Inc.
4.70%, 05/15/2055	1,435,000	1,389,798
Prologis LP
3.75%, 11/01/2025	1,325,000	1,383,178
Protective Life Global Funding
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $1,948,397) (1)	1,950,000	1,981,861
Quicken Loans, Inc.
5.75%, 05/01/2025 (Acquired 07/13/2015, Cost $1,052,047) (1)	1,090,000	1,057,300
Raymond James Financial, Inc.
5.63%, 04/01/2024	3,185,000	3,529,744
Realty Income Corp.
5.95%, 09/15/2016	2,545,000	2,590,344
Redwood Trust, Inc.
4.63%, 04/15/2018	20,000	18,725
Reinsurance Group of America, Inc.
5.00%, 06/01/2021	500,000	543,586
4.70%, 09/15/2023	1,000,000	1,043,068
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (Acquired 10/13/2015, Cost $1,574,032) (1)	1,575,000	1,577,810
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895,000	852,099
Royal Bank of Canada
1.20%, 09/19/2017	2,840,000	2,837,188
Royal Bank of Scotland Group PLC
6.40%, 10/21/2019	550,000	617,209
6.13%, 12/15/2022	3,025,000	3,209,661
6.10%, 06/10/2023	1,340,000	1,372,882
6.00%, 12/19/2023	879,000	890,561
5.13%, 05/28/2024	454,000	436,633
4.80%, 04/05/2026	785,000	787,598
Santander Holdings USA, Inc.
4.50%, 07/17/2025	2,200,000	2,262,632
Santander Issuances SAU
5.18%, 11/19/2025	2,400,000	2,326,471
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,345,000	1,338,174
4.75%, 09/15/2025 (Acquired 09/08/2015, Cost $1,022,293) (1)	1,025,000	969,491
Santander UK PLC
5.00%, 11/07/2023 (Acquired 07/13/2015, Cost $3,036,633) (1)	2,945,000	2,988,898
Senior Housing Properties Trust
6.75%, 12/15/2021	603,000	665,427
Simon Property Group LP
2.50%, 09/01/2020	1,530,000	1,558,599
SL Green Realty Corp.
5.00%, 08/15/2018	1,687,000	1,772,033
7.75%, 03/15/2020	1,047,000	1,226,252
Societe Generale SA
4.25%, 04/14/2025 (Acquired 07/13/2015, Cost $4,068,112) (1)	4,300,000	4,141,106
Standard Chartered PLC
1.70%, 04/17/2018 (Acquired 08/03/2015, Cost $969,680) (1)	970,000	954,558
5.20%, 01/26/2024 (Acquired 07/22/2015, Cost $1,890,487) (1)	1,800,000	1,872,489
Stifel Financial Corp.
4.25%, 07/18/2024	880,000	871,380
SVB Financial Group
5.38%, 09/15/2020	224,000	249,000
Synchrony Financial
3.00%, 08/15/2019	1,630,000	1,656,186
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	967,000	987,241
3.63%, 04/01/2025	2,783,000	2,914,753
Teachers Insurance & Annuity Association of America
4.38%, 09/15/2054 (Acquired 11/09/2015, Cost $2,431,593) (1)	2,500,000	2,520,355
Trinity Acquisition PLC
3.50%, 09/15/2021	200,000	203,560
UBS Group Funding Jersey Ltd
4.13%, 09/24/2025 (Acquired 09/21/2015, Cost $3,199,932) (1)	3,205,000	3,210,990
Unum Group
3.88%, 11/05/2025	2,500,000	2,410,970
Ventas Realty LP
1.25%, 04/17/2017	3,500,000	3,485,622
Visa, Inc.
3.15%, 12/14/2025	1,170,000	1,221,900
4.30%, 12/14/2045	930,000	1,017,744
Voya Financial, Inc.
5.65%, 05/15/2053	855,000	795,150
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (Acquired 07/31/2015, Cost $2,888,638) (1)	2,889,000	2,909,260
3.25%, 10/05/2020 (Acquired 09/28/2015 through 09/29/2015, Cost $844,612) (1)	845,000	863,451
Wells Fargo & Co.
2.60%, 07/22/2020	310,000	317,344
5.88%, 12/31/2049	348,000	371,594
Welltower, Inc.
6.20%, 06/01/2016	2,550,000	2,570,035
4.00%, 06/01/2025	2,190,000	2,192,142
4.25%, 04/01/2026	2,000,000	2,027,644
ZFS Finance USA Trust II
6.45%, 12/15/2065 (Acquired 07/28/2015, Cost $2,090,512) (1)	2,080,000	2,075,840
Zions Bancorporation
5.80%, 12/29/2049	54,000	51,300
		306,978,174
Industrials - 1.98%
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 08/04/2015, Cost $728,293) (1)	750,000	764,479
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.63%, 12/15/2019 (Acquired 09/21/2015, Cost $394,707) (1)	400,000	394,000
Arrow Electronics, Inc.
4.00%, 04/01/2025	2,150,000	2,153,143
Autoridad del Canal de Panama
4.95%, 07/29/2035 (Acquired 09/24/2015, Cost $196,500) (1)	200,000	210,000
Aviation Capital Group Corp.
6.75%, 04/06/2021 (Acquired 07/22/2015, Cost $2,720,048) (1)	2,425,000	2,728,125
Avnet, Inc.
4.63%, 04/15/2026	2,215,000	2,240,001
Ball Corp.
4.38%, 12/15/2020	1,457,000	1,510,727
Brambles USA, Inc.
4.13%, 10/23/2025 (Acquired 10/19/2015, Cost $833,044) (1)	835,000	867,406
Burlington Northern Santa Fe LLC
4.55%, 09/01/2044	1,400,000	1,517,515
CCCI Treasure Ltd
3.50%, 12/29/2049	200,000	199,565
CNH Industrial Capital LLC
3.63%, 04/15/2018	965,000	965,000
CRCC Yupeng Ltd
3.95%, 02/28/2049	200,000	204,031
Embraer Overseas Ltd
5.70%, 09/16/2023 (Acquired 07/13/2015, Cost $1,426,473) (1)	1,350,000	1,275,750
Exelis, Inc.
4.25%, 10/01/2016	180,000	182,547
Flextronics International Ltd
5.00%, 02/15/2023	2,095,000	2,115,426
FLIR Systems, Inc.
3.75%, 09/01/2016	1,402,000	1,414,698
General Electric Co.
5.00%, 12/29/2049	1,430,000	1,472,900
Hanson Ltd
6.13%, 08/15/2016	195,000	198,256
Jabil Circuit, Inc.
4.70%, 09/15/2022	2,120,000	2,098,800
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,450,000	1,413,466
Lockheed Martin Corp.
3.55%, 01/15/2026	460,000	486,923
3.80%, 03/01/2045	1,645,000	1,596,183
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	795,000	801,587
Masco Corp.
3.50%, 04/01/2021	333,000	335,498
4.45%, 04/01/2025	2,150,000	2,230,195
NCI Building Systems, Inc.
8.25%, 01/15/2023 (Acquired 07/13/2015, Cost $126,558) (1)	120,000	126,300
Owens Corning
4.20%, 12/15/2022	35,000	35,480
4.20%, 12/01/2024	2,935,000	2,932,405
Penske Truck Leasing Co Lp / PTL Finance Corp.
3.38%, 03/15/2018 (Acquired 07/14/2015, Cost $368,406) (1)	360,000	367,485
2.50%, 06/15/2019 (Acquired 07/22/2015, Cost $435,522) (1)	440,000	437,564
4.25%, 01/17/2023 (Acquired 07/22/2015, Cost $720,846) (1)	710,000	719,647
Reliance Intermediate Holdings LP
6.50%, 04/01/2023 (Acquired 07/13/2015, Cost $227,982) (1)	220,000	226,325
Roper Technologies, Inc.
3.00%, 12/15/2020	550,000	562,187
RTI International Metals, Inc.
1.63%, 10/15/2019	805,000	842,231
SBA Tower Trust
2.90%, 10/15/2019 (Acquired 07/14/2015, Cost $1,669,907) (1)	1,650,000	1,657,808
3.87%, 10/15/2024 (Acquired 09/02/2015, Cost $836,592) (1)	830,000	828,389
Trimble Navigation Ltd
4.75%, 12/01/2024	2,241,000	2,286,006
Vulcan Materials Co
7.00%, 06/15/2018	185,000	203,038
Vulcan Materials Co.
7.50%, 06/15/2021	1,125,000	1,335,938
4.50%, 04/01/2025	2,350,000	2,414,625
		44,351,649
Technology - 1.29%
Apple, Inc.
2.40%, 05/03/2023	2,780,000	2,797,937
4.38%, 05/13/2045	785,000	822,195
4.65%, 02/23/2046	1,250,000	1,364,976
Autodesk, Inc.
3.60%, 12/15/2022	290,000	288,900
4.38%, 06/15/2025	1,410,000	1,441,481
Cadence Design Systems, Inc.
4.38%, 10/15/2024	2,326,000	2,357,722
Electronic Arts, Inc.
3.70%, 03/01/2021	210,000	218,399
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	670,000	692,742
5.00%, 03/15/2022	655,000	681,398
4.50%, 10/15/2022	381,000	406,409
5.00%, 10/15/2025	2,260,000	2,441,534
First Data Corp.
5.38%, 08/15/2023 (Acquired 08/21/2015, Cost $1,005,698) (1)	1,000,000	1,025,000
7.00%, 12/01/2023 (Acquired 10/29/2015, Cost $233,067) (1)	235,000	237,350
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 (Acquired 09/30/2015, Cost $2,463,777) (1)	2,500,000	2,575,165
KLA-Tencor Corp.
4.65%, 11/01/2024	2,500,000	2,529,795
Microsoft Corp.
3.75%, 02/12/2045	650,000	644,058
4.45%, 11/03/2045	2,100,000	2,321,584
MSCI, Inc.
5.75%, 08/15/2025 (Acquired 08/10/2015, Cost $539,133) (1)	534,000	562,035
NXP BV / NXP Funding LLC
5.75%, 03/15/2023 (Acquired 08/21/2015, Cost $284,834) (1)	275,000	290,812
Rovi Corp.
0.50%, 03/01/2020	1,050,000	1,002,094
Seagate HDD Cayman
4.75%, 01/01/2025	3,023,000	2,362,039
4.88%, 06/01/2027 (Acquired 07/22/2015, Cost $985,818) (1)	1,033,000	778,044
5.75%, 12/01/2034	504,000	358,088
TSMC Global Ltd
1.63%, 04/03/2018 (Acquired 07/13/2015, Cost $311,340) (1)	314,000	312,251
Western Digital Corp.
7.38%, 04/01/2023	250,000	255,000
10.50%, 04/01/2024	100,000	100,063
		28,867,071
Utilities - 1.47%
AEP Texas Central Co.
3.85%, 10/01/2025 (Acquired 09/15/2015, Cost $1,485,982) (1)	1,500,000	1,574,126
Black Hills Corp.
2.50%, 01/11/2019	1,555,000	1,569,976
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,120,776
Dominion Resources, Inc./VA
3.90%, 10/01/2025	2,480,000	2,551,774
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	934,422
4.20%, 08/15/2045	1,000,000	1,061,098
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (Acquired 07/21/2015, Cost $453,429) (1)	400,000	458,244
5.90%, 12/01/2021 (Acquired 10/01/2015, Cost $1,694,337) (1)	1,500,000	1,702,390
Dynegy, Inc.
5.88%, 06/01/2023	250,000	208,750
Enel Finance International NV
6.00%, 10/07/2039 (Acquired 07/15/2015, Cost $2,784,586) (1)	2,445,000	2,870,388
Entergy Corp.
4.70%, 01/15/2017	1,000,000	1,018,197
5.13%, 09/15/2020	1,250,000	1,371,725
Exelon Corp.
2.85%, 06/15/2020	1,110,000	1,135,525
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (Acquired 07/21/2015, Cost $1,896,661) (1)	1,850,000	1,929,315
Florida Power & Light Co.
4.05%, 10/01/2044	350,000	374,433
Indianapolis Power & Light Co.
4.70%, 09/01/2045 (Acquired 09/08/2015, Cost $994,785) (1)	1,000,000	1,063,966
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	245,000	257,250
Jersey Central Power & Light Co.
4.80%, 06/15/2018	2,000,000	2,099,690
Kansas City Power & Light Co.
3.65%, 08/15/2025	1,700,000	1,755,905
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	1,000,000	1,005,470
NGL Energy Partners LP / NGL Energy Finance Corp.
5.13%, 07/15/2019	334,000	202,070
Northern States Power Co/MN
4.00%, 08/15/2045	1,000,000	1,036,515
NRG Energy, Inc.
6.63%, 03/15/2023	300,000	279,843
Origin Energy Finance Ltd
3.50%, 10/09/2018 (Acquired 08/05/2015, Cost $1,178,533) (1)	1,160,000	1,099,210
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024	200,000	204,732
PPL WEM Ltd / Western Power Distribution Ltd
3.90%, 05/01/2016 (Acquired 07/13/2015, Cost $165,326) (1)	165,000	165,277
5.38%, 05/01/2021 (Acquired 07/14/2015 through 07/24/2015, Cost $881,526) (1)	805,000	893,150
Public Service Co. of New Mexico
3.85%, 08/01/2025	2,000,000	2,085,554
Sempra Energy
2.85%, 11/15/2020	375,000	381,436
Southwestern Electric Power Co.
3.90%, 04/01/2045	400,000	366,765
		32,777,972
Total Corporate Bonds (Cost $777,581,045)		$784,645,666

Government Related - 22.39%
Bay Area Toll Authority
6.26%, 04/01/2049	650,000	$916,974
City of New York NY
6.27%, 12/01/2037	2,050,000	2,753,581
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040	210,000	274,136
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,900,890
Indonesia Government International Bond
4.75%, 01/08/2026 (Acquired 12/01/2015, Cost $298,835) (1)	300,000	314,732
International Bank for Reconstruction & Development
4.50%, 08/03/2017	COP 10,610,000,000	3,451,554
International Finance Corp.
7.80%, 06/03/2019	INR 264,360,000	4,092,595
Metropolitan Transportation Authority
7.34%, 11/15/2039	475,000	727,220
Mexican Bonos
7.75%, 12/14/2017	MXN 205,850	1,262,031
4.75%, 06/14/2018	MXN 402,132	2,340,582
6.50%, 06/10/2021	MXN 70,550	428,831
8.50%, 11/18/2038	MXN 6,895,000	483,145
7.75%, 11/13/2042	MXN 677,500	4,415,543
Mexican Udibonos
4.50%, 12/04/2025	MXN 4,029,071	263,551
Mexico Government International Bond
4.00%, 10/02/2023	324,000	339,390
3.60%, 01/30/2025	1,060,000	1,081,200
Morocco Government International Bond
4.25%, 12/11/2022 (Acquired 07/22/2015 through 07/30/2015, Cost $506,381) (1)	495,000	505,395
New Jersey Turnpike Authority
7.10%, 01/01/2041	1,000,000	1,439,280
New York City Water & Sewer System
5.95%, 06/15/2042	560,000	753,922
5.88%, 06/15/2044	500,000	682,085
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	400,000	400,000
Poland Government Bond
5.75%, 10/25/2021	PLN 3,815,000	1,211,819
Province of Manitoba Canada
3.05%, 05/14/2024	430,000	454,298
Province of Ontario Canada
3.15%, 12/15/2017	2,845,000	2,944,564
1.20%, 02/14/2018	2,850,000	2,846,192
2.50%, 09/10/2021	945,000	975,889
State Board of Administration Finance Corp.
2.16%, 07/01/2019	1,220,000	1,227,723
State of Texas
4.68%, 04/01/2040	410,000	483,862
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2024 (2)	4,706,240	4,901,290
0.25%, 01/15/2025 (2)	4,261,108	4,298,392
0.38%, 07/15/2025 (2)	14,106,445	14,417,407
0.75%, 02/15/2045 (2)	20,227,439	19,579,535
United States Treasury Note/Bond
0.88%, 04/30/2017	548,000	549,306
0.63%, 05/31/2017	10,410,000	10,403,900
0.63%, 06/30/2017	1,110,000	1,109,350
0.75%, 06/30/2017	1,709,000	1,710,670
0.63%, 07/31/2017	23,055,000	23,035,196
0.75%, 10/31/2017	58,875,000	58,900,316
1.00%, 12/15/2017	8,798,000	8,837,864
0.75%, 12/31/2017	702,000	702,247
1.00%, 12/31/2017	229,000	230,100
0.75%, 01/31/2018	817,000	817,319
0.88%, 01/31/2018	1,118,000	1,120,969
0.75%, 03/31/2018	842,000	842,066
2.38%, 05/31/2018	1,131,000	1,169,966
0.88%, 07/15/2018	81,000	81,155
1.38%, 07/31/2018	3,693,000	3,742,627
1.50%, 08/31/2018	12,998,000	13,219,876
1.00%, 09/15/2018	11,144,000	11,198,851
1.13%, 01/15/2019	2,232,000	2,249,700
0.75%, 02/15/2019	3,715,000	3,704,553
1.63%, 07/31/2019	7,022,000	7,176,976
1.75%, 09/30/2019	4,278,000	4,389,797
1.50%, 10/31/2019	6,025,000	6,130,203
1.50%, 11/30/2019	31,783,000	32,324,296
1.75%, 12/31/2020	9,504,000	9,740,859
1.38%, 01/31/2021	24,777,000	24,963,794
1.13%, 02/28/2021	16,339,000	16,279,640
1.25%, 03/31/2021	45,210,000	45,264,749
2.00%, 08/31/2021	8,835,000	9,145,948
2.13%, 09/30/2021	3,651,000	3,801,889
2.25%, 11/15/2024	3,027,000	3,157,303
2.00%, 08/15/2025	2,451,000	2,498,966
2.25%, 11/15/2025	18,040,000	18,782,039
1.63%, 02/15/2026	6,902,000	6,805,213
3.75%, 11/15/2043	709,000	881,043
3.63%, 02/15/2044	5,113,000	6,204,707
3.38%, 05/15/2044	81,000	93,931
3.13%, 08/15/2044	6,600,000	7,303,573
3.00%, 11/15/2044	1,810,000	1,953,598
2.50%, 02/15/2045	796,000	776,317
3.00%, 05/15/2045 (5)	29,243,000	31,544,746
2.88%, 08/15/2045	3,410,000	3,587,961
3.00%, 11/15/2045	5,701,000	6,156,858
2.50%, 02/15/2046	24,991,000	24,370,124
University of California
4.13%, 05/15/2045	190,000	192,196
Total Government Related (Cost $489,923,661)		$500,320,365

Mortgage-Backed Obligations - 30.64%
225 Liberty Street Trust 2016-225L
3.60%, 02/10/2036 (Acquired 02/17/2016, Cost $1,065,686) (1)	1,035,000	$1,097,316
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	366,415	366,504
Alternative Loan Trust 2005-61
0.81%, 12/25/2035	96,570	74,602
Alternative Loan Trust 2006-HY12
3.55%, 08/25/2036	634,090	598,112
Banc of America Commercial Mortgage Trust 2006-6
5.42%, 10/10/2045	3,474,399	3,465,047
Banc of America Commercial Mortgage Trust 2007-3
5.54%, 06/10/2049	468,735	465,214
Banc of America Commercial Mortgage Trust 2007-5
5.49%, 02/10/2051	1,752,549	1,811,919
Banc of America Funding 2007-6 Trust
0.71%, 07/25/2037	164,028	137,547
0.72%, 07/25/2037	149,555	125,094
Banc of America Funding 2015-R7 Trust
1.24%, 09/26/2046 (Acquired 07/27/2015 through 09/25/2015, Cost $2,501,759) (1)	2,611,280	2,519,485
Banc of America Funding 2015-R8 Trust
1.16%, 11/26/2046 (Acquired 09/28/2015, Cost $3,659,676) (1)	3,893,234	3,642,334
Bear Stearns ARM Trust 2003-3
2.88%, 05/25/2033	1,482,842	1,472,738
Citigroup Commercial Mortgage Trust 2012-GC8
1.81%, 09/10/2045	2,000,000	2,005,939
Citigroup Commercial Mortgage Trust 2013-375P
3.25%, 05/10/2035 (Acquired 02/11/2016, Cost $780,686) (1)	760,000	788,963
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048	1,700,000	1,755,935
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058	340,000	363,954
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/2048	670,000	716,327
4.34%, 09/15/2048	660,000	604,791
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 01/22/2016, Cost $776,911) (1)	720,000	801,898
Comm 2014-UBS2 Mortgage Trust
4.98%, 03/10/2047	800,000	818,154
COMM 2015-3BP Mortgage Trust
3.18%, 02/10/2035 (Acquired 01/25/2016, Cost $776,249) (1)	780,000	803,152
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2055	1,400,000	1,496,305
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/10/2048	310,000	329,395
COMM 2015-PC1 Mortgage Trust
3.15%, 07/10/2050	890,000	928,757
3.90%, 07/10/2050	515,000	557,132
4.29%, 07/10/2050	1,075,000	1,154,794
4.44%, 07/10/2050	440,000	429,190
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036 (Acquired 02/19/2016, Cost $782,575) (1)	760,000	798,618
COMM 2016-CCRE28 Mortgage Trust
3.65%, 02/10/2049	395,000	411,014
CSMC Trust 2015-GLPB
3.64%, 11/15/2034 (Acquired 12/04/2015, Cost $1,375,011) (1)	1,330,000	1,402,067
3.81%, 11/15/2034 (Acquired 12/04/2015, Cost $572,727) (1)	560,000	572,574
DBUBS 2011-LC2 Mortgage Trust
3.39%, 07/10/2044 (Acquired 07/30/2015, Cost $2,760,327) (1)	2,724,089	2,726,366
DBUBS 2011-LC3 Mortgage Trust
3.64%, 08/10/2044	719,352	720,251
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035 (Acquired 09/15/2015, Cost $217,865) (1)	215,000	228,763
Fannie Mae Connecticut Avenue Securities
1.93%, 07/25/2025	353,109	353,430
1.93%, 07/25/2025	785,774	785,650
0.00%, 09/25/2028	565,000	565,624
Fannie Mae Pool
3.74%, 05/01/2018	1,174,765	1,224,844
4.52%, 08/01/2019	1,416,097	1,545,258
4.91%, 10/01/2019	1,809,564	2,002,343
3.54%, 10/01/2020	1,250,000	1,341,608
3.92%, 10/01/2020	258,844	282,541
3.77%, 12/01/2020	1,834,528	1,991,742
4.28%, 01/01/2021	1,397,640	1,543,521
4.30%, 07/01/2021	2,987,514	3,327,117
3.68%, 10/01/2021	1,190,352	1,294,164
3.02%, 04/01/2022	2,260,684	2,392,861
2.40%, 10/01/2022	1,316,305	1,351,185
2.28%, 11/01/2022	1,657,546	1,696,833
3.67%, 08/01/2023	783,729	857,006
3.95%, 10/01/2024	721,678	799,672
2.81%, 04/01/2025	980,000	1,016,112
4.15%, 12/01/2025	1,410,000	1,597,480
2.74%, 03/01/2026	1,535,000	1,579,245
4.59%, 08/01/2026	1,174,800	1,367,913
4.19%, 11/01/2026	1,200,992	1,359,137
3.00%, 04/15/2027 (3)	2,730,000	2,851,944
4.00%, 05/01/2027	2,060,108	2,200,950
2.50%, 04/15/2028 (3)	4,350,000	4,465,887
4.08%, 01/01/2029	1,442,697	1,628,198
4.00%, 07/01/2029	547,682	586,598
3.00%, 09/01/2029	1,591,211	1,663,649
3.00%, 05/01/2030	371,140	387,939
2.50%, 07/01/2030	1,857,769	1,911,690
2.50%, 07/01/2030	1,038,031	1,068,155
3.00%, 07/01/2030	1,577,537	1,648,941
2.50%, 08/01/2030	2,604,399	2,680,001
3.55%, 08/01/2030	1,577,158	1,650,109
3.00%, 09/01/2030	553,784	579,913
2.50%, 01/01/2031	5,783,626	5,943,257
3.00%, 02/01/2031	2,748,591	2,873,002
3.00%, 02/01/2031	870,331	909,753
3.50%, 05/01/2033	17,831,097	18,889,335
3.00%, 10/01/2033	3,605,716	3,765,951
5.50%, 05/01/2034	3,585,911	4,059,240
5.50%, 07/01/2034	873,010	988,760
5.00%, 02/01/2036	2,985,719	3,310,021
6.00%, 06/01/2036	29,211	33,349
5.50%, 07/01/2036	349,288	395,610
6.00%, 07/01/2038	2,717,795	3,119,053
5.50%, 12/01/2039	699,172	788,702
5.00%, 05/01/2040	77,530	85,775
6.50%, 05/01/2040	1,054,912	1,222,385
5.00%, 06/01/2040	23,105	25,580
4.50%, 08/01/2040	220,807	240,990
4.50%, 10/01/2040	69,026	75,330
4.00%, 11/01/2040	190,758	204,438
4.00%, 11/01/2040	687,505	736,797
4.00%, 12/01/2040	457,952	490,816
4.00%, 01/01/2041	348,751	373,771
4.50%, 01/01/2041	48,221	52,619
4.50%, 01/01/2041	14,183,900	15,684,596
4.00%, 02/01/2041	1,501,402	1,609,204
4.00%, 02/01/2041	341,441	366,001
4.50%, 02/01/2041	770,017	840,494
4.50%, 04/01/2041	180,720	197,241
3.50%, 04/15/2041 (3)	17,510,000	18,363,271
4.00%, 04/15/2041 (3)	8,450,000	9,030,976
4.50%, 04/15/2041 (3)	7,300,000	7,942,916
5.50%, 06/01/2041	767,445	877,065
4.50%, 08/01/2041	90,394	98,624
5.00%, 08/01/2041	710,073	787,040
4.00%, 09/01/2041	673,571	721,909
4.50%, 11/01/2041	1,521,972	1,659,743
4.50%, 11/01/2041	6,012,518	6,641,272
4.00%, 01/01/2042	5,891,734	6,315,709
4.00%, 01/01/2042	100,137	107,243
4.00%, 02/01/2042	164,936	176,664
5.50%, 02/01/2042	3,362,188	3,792,247
5.00%, 03/01/2042	1,235,051	1,371,379
3.50%, 06/01/2042	115,242	121,108
3.50%, 06/01/2042	171,394	180,131
3.50%, 07/01/2042	157,581	165,583
3.50%, 07/01/2042	312,730	328,645
3.50%, 08/01/2042	318,595	334,823
2.50%, 12/01/2042	1,565,549	1,560,622
3.50%, 12/01/2042	1,428,257	1,500,882
3.50%, 12/01/2042	2,960,727	3,111,604
3.50%, 01/01/2043	456,181	479,413
2.50%, 04/01/2043	857,951	855,252
3.00%, 04/01/2043	1,334,638	1,372,537
3.00%, 04/15/2043 (3)	20,890,000	21,436,324
3.00%, 05/01/2043	1,025,731	1,054,833
3.50%, 07/01/2043	240,971	253,147
3.50%, 01/01/2044	595,401	625,694
4.50%, 06/01/2044	1,447,340	1,575,967
4.50%, 06/01/2044	5,289,423	5,751,281
3.00%, 05/01/2045	2,130,025	2,187,342
3.50%, 05/01/2045	4,713,159	4,952,309
3.50%, 05/01/2045	1,608,811	1,693,908
3.00%, 06/01/2045	7,667,661	7,878,345
4.50%, 06/01/2045	617,936	685,297
3.00%, 07/01/2045	9,203,013	9,461,560
4.00%, 07/01/2045	2,171,338	2,322,527
4.00%, 09/01/2045	4,158,918	4,513,621
4.00%, 09/01/2045	338,754	362,413
3.50%, 10/01/2045	633,860	665,994
4.00%, 10/01/2045	344,727	368,804
4.50%, 10/01/2045	2,491,482	2,781,560
4.00%, 11/01/2045	3,128,804	3,347,325
3.50%, 12/01/2045	625,063	662,958
4.00%, 12/01/2045	2,056,358	2,204,395
4.00%, 12/01/2045	2,049,921	2,203,783
4.00%, 12/01/2045	291,275	312,244
4.50%, 02/01/2046	807,616	900,759
4.50%, 02/01/2046	1,928,554	2,161,584
Fannie Mae-Aces
0.72%, 10/25/2021	1,129,014	1,115,358
FHLMC Multifamily Structured Pass Through Certificates
0.98%, 07/25/2020	1,759,403	1,766,418
1.06%, 07/25/2020	2,027,083	2,039,349
3.16%, 05/25/2025	770,000	816,733
Freddie Mac Gold Pool
2.50%, 07/01/2030	2,304,297	2,368,633
3.00%, 08/01/2030	1,648,829	1,725,134
2.50%, 09/01/2030	5,554,516	5,709,597
3.00%, 01/01/2031	1,196,150	1,251,506
5.50%, 08/01/2041	13,485,915	15,433,493
4.00%, 09/01/2041	22,821,995	24,856,706
5.00%, 11/01/2041	2,272,575	2,509,983
5.00%, 03/01/2042	710,155	797,478
4.50%, 07/01/2042	1,473,827	1,603,305
3.00%, 02/01/2043	1,340,101	1,374,865
3.50%, 10/01/2043	1,551,578	1,626,059
3.50%, 01/01/2044	1,732,758	1,816,104
4.50%, 05/01/2044	741,547	818,187
4.00%, 01/01/2045	3,580,194	3,870,972
3.00%, 06/01/2045	1,654,528	1,696,002
3.50%, 06/01/2045	1,082,386	1,140,305
3.50%, 06/01/2045	8,300,112	8,698,545
4.50%, 06/01/2045	1,218,190	1,357,444
3.00%, 07/01/2045	4,050,842	4,152,384
3.50%, 07/01/2045	8,263,637	8,660,319
4.00%, 07/01/2045	1,330,770	1,421,962
3.50%, 08/01/2045	5,724,204	6,051,644
3.50%, 10/01/2045	7,315,639	7,707,111
3.50%, 10/01/2045	1,673,550	1,753,885
4.00%, 10/01/2045	3,576,563	3,822,020
4.00%, 11/01/2045	3,631,479	3,880,705
4.00%, 12/01/2045	7,170,928	7,744,497
4.00%, 12/01/2045	5,451,518	5,825,663
3.00%, 01/01/2046	5,037,550	5,163,826
3.50%, 01/01/2046	2,808,258	2,943,063
4.00%, 01/01/2046	1,901,487	2,031,942
3.00%, 02/01/2046	2,884,342	2,956,643
3.50%, 02/01/2046	6,623,224	6,941,161
4.00%, 02/01/2046	3,006,489	3,212,757
4.50%, 02/01/2046	682,948	761,793
Freddie Mac Structured Agency Credit Risk Debt Notes
2.63%, 02/25/2024	600,000	599,041
2.83%, 08/25/2024	612,785	618,098
3.08%, 10/25/2024	700,000	707,143
2.83%, 01/25/2025	705,000	713,997
2.63%, 03/25/2025	2,160,000	2,167,112
2.38%, 05/25/2025	720,000	700,755
2.28%, 10/25/2027	950,000	939,602
3.03%, 12/25/2027	2,700,000	2,700,846
3.08%, 03/25/2028	795,000	794,005
3.28%, 04/25/2028	2,245,000	2,260,132
3.23%, 05/25/2028	580,000	582,568
3.33%, 07/25/2028	325,000	327,465
FREMF 2015-K47 Mortgage Trust
3.60%, 06/25/2048 (Acquired 07/24/2015, Cost $646,616) (1)	700,000	602,011
FREMF 2015-K48 Mortgage Trust
3.64%, 08/25/2048 (Acquired 09/16/2015, Cost $481,652) (1)	535,000	466,188
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048 (Acquired 10/16/2015, Cost $255,517) (1)	280,000	241,196
FREMF 2015-K718 Mortgage Trust
3.55%, 02/25/2022 (Acquired 07/14/2015, Cost $904,350) (1)	925,000	854,052
GAHR Commercial Mortgage Trust 2015-NRF
3.38%, 12/15/2019 (Acquired 07/13/2015, Cost $1,237,889) (1)	1,250,000	1,183,176
Ginnie Mae I pool
7.50%, 08/15/2033	604,602	721,048
5.50%, 02/15/2039	452,121	518,241
5.00%, 09/15/2039	90,281	101,331
5.00%, 10/15/2039	774,204	861,776
5.00%, 02/15/2040	130,946	148,438
5.00%, 02/15/2040	130,946	148,502
4.50%, 05/15/2041	914,063	1,013,667
3.00%, 07/15/2042	226,652	235,528
3.00%, 10/15/2042	383,598	398,655
3.00%, 12/15/2042	53,480	55,572
4.50%, 05/15/2044	16,346,673	18,032,834
5.00%, 07/15/2044	367,461	413,869
Ginnie Mae II pool
4.00%, 10/20/2040	152,552	164,450
3.00%, 07/20/2042	3,069,722	3,187,864
3.00%, 08/20/2042	100,206	104,062
3.50%, 08/20/2042	38,546	40,861
3.50%, 09/20/2042	7,409,230	7,854,256
3.50%, 12/20/2042	15,333	16,254
3.50%, 01/20/2043	68,433	72,544
3.50%, 02/20/2043	42,403	44,950
3.50%, 05/20/2043	20,259	21,469
2.50%, 06/20/2043	404,770	408,924
3.50%, 09/20/2043	285,873	302,807
5.00%, 12/20/2044	528,962	593,045
2.50%, 01/20/2045	2,840,966	2,856,043
3.00%, 04/15/2045 (3)	11,505,000	11,923,853
3.50%, 04/15/2045 (3)	5,595,000	5,914,964
4.50%, 06/20/2045	2,208,188	2,370,530
5.00%, 06/20/2045	1,071,016	1,160,567
5.50%, 06/20/2045	732,145	807,160
3.50%, 07/20/2045	9,657,872	10,222,908
3.00%, 08/20/2045	5,872,858	6,094,666
3.00%, 09/20/2045	1,625,066	1,686,441
3.50%, 09/20/2045	6,130,024	6,488,662
3.50%, 10/20/2045	187,624	199,005
3.50%, 10/20/2045	142,322	150,955
4.00%, 10/20/2045	1,131,222	1,211,262
4.00%, 11/20/2045	4,834,628	5,259,363
4.00%, 12/20/2045	4,813,031	5,156,296
5.00%, 12/20/2045	447,014	484,081
4.00%, 01/20/2046	4,237,332	4,539,479
4.50%, 01/20/2046	440,615	472,879
5.00%, 01/20/2046	1,162,915	1,264,123
3.00%, 02/20/2046	214,565	222,669
4.50%, 02/20/2046	1,580,440	1,699,367
Government National Mortgage Association
3.50%, 03/20/2039 IO	2,342,965	233,986
4.39%, 10/16/2040	133,812	134,191
3.50%, 05/20/2043 IO	443,039	83,296
GS Mortgage Securities Corp. II
2.77%, 11/10/2045	2,420,000	2,465,507
GS Mortgage Securities Corp. Trust 2013-NYC5
3.65%, 01/10/2030 (Acquired 08/20/2015, Cost $331,448) (1)	330,000	326,907
GS Mortgage Securities Trust 2011-GC3
5.64%, 03/10/2044 (Acquired 09/11/2015, Cost $364,525) (1)	340,000	351,712
GS Mortgage Securities Trust 2011-GC5
5.32%, 08/10/2044 (Acquired 01/25/2016, Cost $219,586) (1)	220,000	222,068
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	566,429
3.91%, 10/10/2048	170,000	174,537
Hilton USA Trust 2013-HLT
4.41%, 11/05/2030 (Acquired 07/22/2015, Cost $1,008,560) (1)	1,000,000	1,001,269
5.22%, 11/05/2030 (Acquired 08/26/2015, Cost $1,372,838) (1)	1,366,000	1,374,038
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	705,773	708,032
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17
5.43%, 12/12/2043	2,583,188	2,610,270
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
5.34%, 05/15/2047	1,720,711	1,746,822
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.70%, 02/12/2049	1,675,000	1,710,400
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20
5.79%, 02/12/2051	883,644	918,043
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.74%, 06/15/2049	1,655,000	1,636,503
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
6.01%, 02/15/2051	1,650,000	1,721,054
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (Acquired 07/14/2015, Cost $2,377,825) (1)	2,195,000	2,360,143
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3
4.72%, 02/15/2046 (Acquired 08/25/2015, Cost $1,207,864) (1)	1,100,000	1,219,344
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
3.15%, 08/15/2046	2,928,038	2,940,947
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6
2.21%, 05/15/2045	1,261,624	1,267,673
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/05/2032 (Acquired 09/14/2015, Cost $783,913) (1)	775,000	802,929
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO
3.74%, 01/15/2032 (Acquired 07/13/2015, Cost $1,200,049) (1)	1,200,000	1,168,370
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
3.19%, 07/15/2036 (Acquired 09/28/2015, Cost $250,000) (1)	250,000	247,719
4.94%, 07/15/2036 (Acquired 09/28/2015, Cost $884,154) (1)	887,000	863,464
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.62%, 09/05/2032 (Acquired 10/07/2015, Cost $559,646) (1)	590,000	554,873
JP Morgan Chase Commercial Mortgage Securities Trust 2016-ATRM
2.96%, 10/05/2028 (Acquired 02/04/2016, Cost $828,983) (1)	830,000	832,891
JP Morgan Resecuritization Trust Series 2014-6
0.65%, 07/27/2046 (Acquired 08/18/2015, Cost $3,352,091) (1)	3,533,575	3,269,297
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,153,506
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.09%, 07/15/2048	15,000	15,680
3.82%, 07/15/2048	1,440,000	1,546,946
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	580,000	621,653
LB-UBS Commercial Mortgage Trust 2007-C1
5.48%, 02/15/2040	544,019	542,907
LB-UBS Commercial Mortgage Trust 2007-C2
5.49%, 02/15/2040	1,000,000	1,015,707
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%, 07/15/2040	565,000	585,378
LB-UBS Commercial Mortgage Trust 2007-C7
6.24%, 09/15/2045	485,951	474,662
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.32%, 04/25/2029	1,798,123	1,752,259
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
1.86%, 02/15/2046	2,005,000	2,011,592
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
4.46%, 08/15/2047	1,140,000	1,208,778
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048	2,700,000	2,885,426
4.04%, 05/15/2048	45,000	47,409
4.35%, 05/15/2048	85,000	80,382
4.35%, 05/15/2048	55,000	48,080
Morgan Stanley Capital I Trust 2007-IQ14
5.67%, 04/15/2049	1,660,000	1,652,257
Morgan Stanley Capital I Trust 2011-C3
3.22%, 07/15/2049	2,587,101	2,593,841
Morgan Stanley Resecuritization Trust 2013-R10
2.65%, 01/26/2051 (Acquired 07/24/2015, Cost $1,848,082) (1)	1,831,438	1,816,837
Nomura Resecuritization Trust 2015-7R
2.43%, 08/26/2036 (Acquired 08/20/2015, Cost $2,578,253) (1)	2,545,824	2,580,104
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/13/2032 (Acquired 08/19/2015, Cost $781,423) (1)	745,000	804,269
Sequoia Mortgage Trust 2003-2
1.09%, 06/20/2033	1,823,414	1,722,834
Sequoia Mortgage Trust 2004-9
1.61%, 10/20/2034	2,870,581	2,734,481
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 08/04/2015, Cost $1,803,183) (1)	1,804,770	1,800,868
Starwood Retail Property Trust 2014-STAR
2.94%, 11/15/2027 (Acquired 07/22/2015, Cost $2,207,310) (1)	2,206,000	2,142,796
Structured Adjustable Rate Mortgage Loan Trust
2.70%, 03/25/2034	1,186,918	1,177,032
Structured Asset Mortgage Investments Trust 2003-AR3
1.11%, 11/19/2033	1,586,602	1,487,622
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (Acquired 07/23/2015, Cost $565,863) (1)	565,692	569,430
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (Acquired 09/25/2015, Cost $629,182) (1)	629,418	628,928
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (Acquired 10/23/2015, Cost $566,792) (1)	565,833	565,268
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (Acquired 03/18/2016, Cost $574,310) (1)	575,000	572,125
3.00%, 02/25/2055 (Acquired 03/18/2016, Cost $680,316) (1)	680,000	680,315
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/10/2063 (Acquired 07/24/2015, Cost $2,760,848) (1)	2,750,000	2,603,640
Wachovia Bank Commercial Mortgage Trust Series 2007-C30
5.38%, 12/15/2043	1,000,000	1,018,010
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047	5,786,863	5,728,843
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.95%, 02/15/2051	867,810	854,875
Wachovia Cmbs 2007-c34
5.95%, 05/15/2046	455,129	452,009
WaMu Mortgage Pass-Through Certificates Series 2005-AR1 Trust
1.21%, 01/25/2045	210,131	182,549
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.75%, 08/25/2045	3,767,845	3,459,861
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.72%, 10/25/2045	2,966,096	2,726,692
0.92%, 10/25/2045	319,106	260,698
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.69%, 11/25/2045	2,275,552	2,070,855
WaMu Mortgage Pass-Through Certificates Series 2005-AR19 Trust
0.93%, 12/25/2045	252,952	202,740
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	1,280,000	1,360,866
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.77%, 07/15/2058	2,320,000	2,483,870
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 12/15/2047	500,000	536,621
WF-RBS Commercial Mortgage Trust 2011-C2
5.60%, 02/15/2044 (Acquired 09/02/2015, Cost $1,505,904) (1)	1,405,000	1,450,502
WFRBS Commercial Mortgage Trust 2011-C3
3.24%, 03/15/2044 (Acquired 07/15/2015, Cost $501,072) (1)	496,854	496,636
WFRBS Commercial Mortgage Trust 2011-C5
5.63%, 11/15/2044 (Acquired 01/26/2016, Cost $120,312) (1)	115,000	123,462
WFRBS Commercial Mortgage Trust 2012-C7
4.84%, 06/15/2045 (Acquired 11/23/2015, Cost $353,371) (1)	360,000	343,520
WFRBS Commercial Mortgage Trust 2013-C18
3.65%, 12/15/2046	320,000	339,343
Total Mortgage-Backed Obligations (Cost $679,731,153)		$684,587,049
Total Bonds & Notes (Cost $2,122,744,168)		$2,143,822,336

BANK LOANS - 0.44%
Asurion LLC
5.00%, 08/04/2022	861,875	$843,026
Asurion TI B2
4.25%, 07/08/2020	428,342	412,279
Avago Technologies Cayman Finance Ltd
4.25%, 02/01/2023	2,154,000	2,142,002
CCO Safari III LLC
3.50%, 01/21/2023	1,906,000	1,906,534
CSC Holdings LLC
5.00%, 10/09/2022	725,000	724,884
Dell International LLC
4.00%, 04/29/2020	122,943	122,812
First Data Corp.
4.18%, 07/08/2022	791,874	786,331
Intelsat Jackson Holdings SA
3.75%, 06/30/2019	420,000	390,974
Level 3 Financing, Inc.
3.50%, 05/31/2022	440,000	438,808
Match Group, Inc.
5.50%, 11/16/2022	567,813	567,460
Petsmart T/I B1
4.25%, 03/11/2022	626,643	623,666
Univision Communications T/I C4
4.00%, 03/01/2020	119,052	117,749
Valeant Pharmaceuticals International, Inc.
3.34%, 08/05/2020	120,000	112,950
4.00%, 04/01/2022	475,000	447,887
Western Digital T/l B
6.25%, 04/29/2023	275,000	271,477
Total Bank Loans (Cost $9,974,201)		$9,908,839

	Shares	Value
PREFERRED STOCKS - 0.34%
Financials - 0.33%
Citigroup Capital XIII, 6.99%	79,900	$2,100,571
Discover Financial Services, 6.50%	57,550	1,533,708
Morgan Stanley, 6.88%	38,675	1,049,640
Morgan Stanley, 7.13%	45,400	1,291,630
Morgan Stanley Capital Trust III, 6.25%	5,575	143,110
Morgan Stanley Capital Trust VIII, 6.45%	2,702	69,198
Wells Fargo & Co., 6.63%	40,225	1,179,799
		7,367,656

Industrials - 0.01%
General Electric Capital Corp., 4.70%	5,800	151,670
Total Preferred Stocks (Cost $7,319,987)		$7,519,326

SHORT-TERM INVESTMENTS - 6.20%
Money Market Funds - 6.18%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.23% (4)	68,971,104	$68,971,104
Goldman Sachs Financial Treasury Solutions Fund - Class I, 0.17% (4)	69,105,198	69,105,198
Total Money Market Funds		138,076,302

	Principal
	Amount	Value
U.S. Treasury Bills - 0.02%
U.S. Treasury Bill, 0.00%, April 2016 (5)	$549,980	549,990
Total Short-Term Investments (Cost $138,626,282)		$138,626,292

TOTAL INVESTMENTS IN SECURITIES - 102.92%
(Cost $2,278,664,638)		$2,299,876,793
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.92)%		(65,354,502)
TOTAL NET ASSETS - 100.00%		$2,234,522,291

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
(1)	Restricted security as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $288,632,772, which represents 12.92% of total net assets.
(2)	Inflation protected security. The value of these securities totals $43,196,624, which represents 1.93% of total net assets.
(3)	Delayed delivery purchase commitment security. The value of these securities totals $81,930,135, which represents 3.67% of total net assets.
(4)	Partially assigned as collateral for certain delayed securities.
(5)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $835,095, which represents 0.04% of total net assets.

The accompanying notes are an integral part of these Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
171	U.S. 2 Year Note Future	Citigroup	Jun. 2016	$37,297,278	$37,406,250	$108,972
212	U.S. 5 Year Note Future	Citigroup	Jun. 2016	25,665,334	25,686,781	21,447
(133)	U.S. 5 Year Note Future	Goldman Sachs	Jun. 2016	(16,087,340)	(16,114,820)	(27,480)
(137)	U.S. 10 Year Note Future	Goldman Sachs	Jun. 2016	(17,958,520)	(17,863,517)	95,003
93	U.S. Long Bond Future	Goldman Sachs	Jun. 2016	15,382,930	15,292,687	(90,243)
28	U.S. Ultra Bond Future	Goldman Sachs	Jun. 2016	4,790,670	4,830,875	40,205
						$147,904

Forward Foreign Currency Exchange Contracts
Over the Counter

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at March 31, 2016	Unrealized Appreciation
Indian Rupee, Expiring 4/11/16*	Goldman Sachs	INR	46,860,000	$690,845	$706,056	$15,211
Mexican Peso, Expiring 4/6/16	BNP Paribas	MXN	12,300,000	685,833	711,453	25,620
				$1,376,678	$1,417,509	$40,831

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at March 31, 2016	Unrealized Depreciation
Indian Rupee, Expiring 4/11/16*	HSBC	INR	(46,860,000)	$(678,639)	$(706,056)	$(27,417)
Mexican Peso, Expiring 4/6/16	Royal Bank of Scotland	MXN	(37,235,000)	(2,135,647)	(2,153,738)	(18,091)
Mexican Peso, Expiring 4/6/16	BNP Paribas	MXN	(12,505,000)	(680,896)	(723,311)	(42,415)
Polish Zloty, Expiring 5/23/16	Bank of America Merrill Lynch	PLN	(4,595,000)	(1,166,540)	(1,230,508)	(63,968)
				$(4,661,722)	$(4,813,613)	$(151,891)
				$(3,285,044)	$(3,396,104)	$(111,060)

* Non-deliverable forward.

Credit Default Swaps - Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By Fund	Maturity Date	Notional Amount	Upfront Premium (Received) Paid	Unrealized Appreciation
JP Morgan	Markit CDX North America Investment Grade Index Series 26	1.00%	06/20/2021	$6,280,000	$(68,893)	$1,738

Bridge Builder Municipal Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 97.96%
Alabama - 1.41%
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	$1,500,000	$1,676,565
5.25%, 10/01/2048	1,500,000	1,682,055
Industrial Development Board of the City of Mobile Alabama
1.63%, 07/15/2034	11,500,000	11,578,085
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,638,390
5.00%, 03/01/2029	1,000,000	1,140,800
Selma Industrial Development Board
5.80%, 05/01/2034	775,000	881,144
5.38%, 12/01/2035	215,000	243,042
		18,840,081
Alaska - 0.34%
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,567,080
Arizona - 0.79%
Arizona Health Facilities Authority
5.00%, 02/01/2042	2,000,000	2,187,540
City of Phoenix Civic Improvement Corp
5.25%, 07/01/2017	2,750,000	2,905,100
Glendale Industrial Development Authority
5.00%, 12/01/2027	1,000,000	1,068,070
5.00%, 12/01/2032	1,050,000	1,121,473
Peoria Industrial Development Authority
5.00%, 11/15/2019	220,000	227,073
Salt Verde Financial Corp
5.00%, 12/01/2037	2,500,000	3,031,650
		10,540,906
Arkansas - 0.06%
Benton Washington Regional Public Water Authority
0.55%, 10/01/2016	740,000	737,114
California - 6.05%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,520,922
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,266,929
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,443,153
California State Public Works Board
4.00%, 05/01/2017	11,315,000	11,715,551
5.00%, 05/01/2018	8,200,000	8,906,348
5.00%, 05/01/2018	7,065,000	7,673,579
5.00%, 11/01/2037	235,000	267,345
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,258,114
5.00%, 05/15/2040	400,000	459,900
5.38%, 11/01/2049	100,000	102,936
Campbell Union High School District
5.00%, 08/01/2021	275,000	290,345
City of San Jose CA
0.95%, 12/01/2017	5,000,000	5,000,000
Golden State Tobacco Securitization Corp
4.50%, 06/01/2027	3,785,000	3,833,372
5.00%, 06/01/2040	2,000,000	2,325,040
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,472,076
5.00%, 12/01/2030	2,520,000	3,079,188
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,102,390
5.00%, 08/01/2028	1,000,000	1,227,240
5.00%, 08/01/2029	775,000	939,509
5.00%, 08/01/2030	2,530,000	3,041,313
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,144,630
Orchard School District
0.00%, 08/01/2022	2,940,000	2,618,540
Port of Los Angeles
4.00%, 08/01/2017	1,000,000	1,043,750
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,041,740
State of California
5.00%, 08/01/2017	5,000,000	5,287,900
5.00%, 09/01/2018	4,000,000	4,400,440
5.00%, 08/01/2019	1,000,000	1,133,890
5.00%, 08/01/2023	3,000,000	3,725,490
5.00%, 08/01/2027	620,000	774,467
		80,096,097
Colorado - 0.52%
City & County of Denver CO Airport System Revenue
5.50%, 11/15/2016	1,210,000	1,245,199
Colorado Health Facilities Authority
5.00%, 12/01/2022	1,855,000	2,149,982
5.00%, 10/01/2038	630,000	730,416
1.55%, 10/01/2039	2,000,000	1,992,120
6.13%, 12/01/2045	275,000	283,561
Park Creek Metropolitan District
5.00%, 12/01/2045	500,000	552,775
		6,954,053
Connecticut - 4.22%
City of Hartford CT
5.00%, 04/01/2018	2,885,000	3,096,269
5.00%, 08/15/2019	1,700,000	1,901,416
5.00%, 07/15/2021	3,300,000	3,831,135
5.00%, 07/15/2022	2,250,000	2,656,485
5.00%, 07/15/2023	2,000,000	2,392,460
5.00%, 07/15/2026	2,430,000	2,952,620
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,877,858
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (Acquired 11/25/2015, Cost $943,202) (1)(2)	955,000	951,619
State of Connecticut
5.00%, 08/01/2019	20,380,000	22,887,351
5.00%, 09/01/2022	5,725,000	6,847,730
5.00%, 08/01/2031	4,625,000	5,500,559
		55,895,502
Delaware - 0.00% (3)
Delaware State Economic Development Authority
5.40%, 02/01/2031	25,000	27,757
District of Columbia - 0.19%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2041	2,000,000	2,575,980
Florida - 7.19%
Alachua County Health Facilities Authority
6.38%, 11/15/2049	300,000	330,321
Central Florida Expressway Authority
5.00%, 07/01/2017	2,105,000	2,213,744
Citizens Property Insurance Corp
5.00%, 06/01/2016	2,165,000	2,181,606
City of Lakeland FL Department of Electric Utilities
5.00%, 10/01/2017	5,200,000	5,532,228
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,648,148
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,261,400
County of Broward FL Airport System Revenue
5.00%, 10/01/2016	1,885,000	1,924,774
5.00%, 10/01/2029	500,000	588,370
5.00%, 10/01/2042	110,000	125,952
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,213,993
County of Miami-Dade FL Aviation Revenue
5.25%, 10/01/2021	3,000,000	3,187,050
5.25%, 10/01/2022	5,000,000	5,310,950
5.00%, 10/01/2031	3,000,000	3,387,240
5.00%, 10/01/2035	1,000,000	1,132,880
Florida Department of Environmental Protection
5.00%, 07/01/2019	300,000	338,352
Florida Housing Finance Corp
0.60%, 09/01/2016	3,500,000	3,500,035
Florida's Turnpike Enterprise
5.00%, 07/01/2017	2,000,000	2,106,900
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000,000	2,355,300
5.00%, 10/01/2033	2,000,000	2,329,980
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	5,134,844
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,751,862
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	947,552
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,000,000	2,287,680
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,403,825
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	480,000	500,386
Palm Beach County School District
5.00%, 08/01/2030	4,520,000	5,416,904
5.00%, 08/01/2032	3,000,000	3,551,640
School Board of Miami-Dade County/The
5.00%, 05/01/2025	3,000,000	3,684,600
5.00%, 02/01/2030	500,000	597,665
5.00%, 05/01/2031	5,000,000	5,897,750
Seminole Tribe of Florida Inc.
5.50%, 10/01/2024 (Acquired 09/15/2015 through 09/30/2015, Cost $3,655,613) (1)	3,500,000	3,666,145
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,457,127
State of Florida
5.00%, 06/01/2017	3,135,000	3,291,719
5.00%, 06/01/2017	2,500,000	2,624,975
5.00%, 07/01/2019	3,500,000	3,952,200
5.00%, 07/01/2023	2,630,000	3,259,148
5.00%, 07/01/2024	2,460,000	3,094,508
		95,189,753
Georgia - 0.95%
City of Atlanta GA Water & Wastewater Revenue
5.50%, 11/01/2017	3,010,000	3,236,472
5.00%, 11/01/2021	1,000,000	1,198,250
City of East Point GA
4.00%, 08/01/2017	340,000	352,400
4.00%, 08/01/2018	400,000	421,324
5.00%, 08/01/2019	955,000	1,048,561
5.00%, 08/01/2020	415,000	465,564
5.00%, 08/01/2021	250,000	285,642
Georgia Housing & Finance Authority
1.40%, 06/01/2018	750,000	751,582
Gwinnett County School District
5.00%, 02/01/2032	1,000,000	1,076,010
Monroe County Development Authority
2.35%, 10/01/2048	500,000	511,840
State of Georgia
5.00%, 02/01/2018	3,035,000	3,272,003
		12,619,648
Guam - 0.13%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,692,690
Hawaii - 0.19%
City & County of Honolulu HI
5.00%, 10/01/2029	2,000,000	2,481,080
Idaho - 0.24%
Idaho Housing & Finance Association
0.80%, 04/01/2017	3,150,000	3,148,141
Illinois - 8.08%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,042,280
5.00%, 12/01/2041	770,000	602,764
5.25%, 12/01/2041	3,000,000	2,411,220
Chicago Midway International Airport
5.00%, 01/01/2032	2,000,000	2,217,480
5.00%, 01/01/2034	1,000,000	1,097,320
Chicago O'Hare International Airport
5.00%, 01/01/2023	1,000,000	1,200,790
5.00%, 01/01/2030	2,000,000	2,297,100
5.00%, 01/01/2030	2,000,000	2,378,160
Chicago Park District
5.00%, 01/01/2017	1,000,000	1,025,080
Chicago Transit Authority
5.00%, 06/01/2016	1,840,000	1,851,794
5.25%, 06/01/2024	2,000,000	2,235,680
5.00%, 06/01/2026	8,275,000	9,426,549
City of Chicago IL
4.25%, 01/01/2020	465,000	489,268
5.00%, 01/01/2020	3,500,000	3,572,800
5.25%, 01/01/2021	1,565,000	1,606,191
5.00%, 01/01/2022	460,000	501,561
5.00%, 01/01/2023	1,310,000	1,397,168
5.25%, 01/01/2027	2,435,000	2,468,871
5.00%, 01/01/2028	865,000	912,540
5.00%, 01/01/2035	2,500,000	2,399,900
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,145,620
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2028	1,530,000	1,705,185
5.00%, 01/01/2029	1,300,000	1,438,554
5.00%, 01/01/2033	2,000,000	2,197,220
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	1,020,783
County of Cook IL
5.00%, 11/15/2023	2,500,000	2,925,000
5.00%, 11/15/2026	1,000,000	1,081,470
5.25%, 11/15/2028	850,000	933,325
Illinois Finance Authority
5.50%, 02/15/2017	2,000,000	2,075,360
4.00%, 05/15/2023	500,000	511,755
5.00%, 11/15/2023	750,000	894,675
5.25%, 11/15/2026	50,000	50,717
4.75%, 05/15/2033	145,000	147,709
5.00%, 11/15/2034	3,000,000	3,454,470
5.00%, 08/15/2035	100,000	113,075
5.25%, 11/15/2036	50,000	50,413
5.00%, 05/15/2037	1,050,000	1,069,961
5.00%, 11/15/2038	3,795,000	4,324,592
5.00%, 08/15/2044	200,000	221,272
5.00%, 11/15/2045	2,500,000	2,818,975
8.00%, 05/15/2046	1,000,000	1,147,490
5.25%, 05/15/2047	250,000	257,760
Illinois Sports Facilities Authority/The
5.00%, 06/15/2017	750,000	777,487
5.25%, 06/15/2032	1,735,000	1,960,151
Illinois State Toll Highway Authority
5.00%, 01/01/2038	2,700,000	3,119,013
Kane County School District No 129 West Aurora
5.00%, 02/01/2026	1,000,000	1,203,940
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,192,530
5.00%, 01/01/2027	2,200,000	2,600,862
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2026	2,000,000	2,204,280
5.00%, 12/15/2028	2,400,000	2,612,736
5.25%, 06/15/2050	3,275,000	3,432,724
State of Illinois
5.00%, 01/01/2017	1,145,000	1,178,011
5.00%, 03/01/2028	5,000,000	5,352,750
5.25%, 02/01/2029	3,720,000	4,092,409
5.25%, 02/01/2031	500,000	546,510
5.50%, 07/01/2038	1,500,000	1,623,450
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,241,903
Will & Kankakee Counties School District No 255
4.00%, 06/01/2018	1,070,000	1,125,576
		106,984,229
Indiana - 2.73%
City of Indianapolis IN Thermal Energy System Revenue
5.00%, 10/01/2017	1,000,000	1,060,040
City of Whiting IN
5.00%, 11/01/2045	2,485,000	2,878,897
Indiana Development Finance Authority
1.75%, 10/01/2031	3,600,000	3,608,748
Indiana Finance Authority
5.00%, 09/15/2019	700,000	777,203
6.00%, 12/01/2026	1,220,000	1,013,381
5.25%, 02/01/2033	2,500,000	3,031,400
5.00%, 03/01/2036	4,000,000	4,512,000
5.00%, 09/01/2046	2,750,000	2,995,767
5.25%, 01/01/2051	2,675,000	2,944,961
Indiana Health Facility Financing Authority
2.00%, 10/01/2026	3,000,000	3,053,310
4.00%, 11/01/2027	8,000,000	8,324,080
5.00%, 11/01/2027	1,955,000	1,981,041
		36,180,828
Iowa - 0.14%
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,597,065
4.75%, 08/01/2042	270,000	271,447
		1,868,512
Kansas - 0.37%
City of Wichita KS
5.00%, 11/15/2017	2,375,000	2,534,743
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,323,500
		4,858,243
Kentucky - 0.79%
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,823,232
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,227,560
5.00%, 09/01/2025	1,250,000	1,551,875
Kentucky Economic Development Finance Authority
6.38%, 06/01/2040	1,550,000	1,770,782
6.50%, 03/01/2045	1,000,000	1,145,420
Kentucky Public Transportation Infrastructure Authority
5.00%, 07/01/2017	910,000	950,768
		10,469,637
Louisiana - 1.82%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,767,863
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,587,880
Louisiana Local Government Environmental Facilities & Community Development Authority
6.50%, 11/01/2035	1,000,000	1,182,700
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,963,905
New Orleans Aviation Board
5.00%, 01/01/2024	1,400,000	1,664,348
5.00%, 01/01/2040	1,540,000	1,756,093
Parish of St John the Baptist LA
5.13%, 06/01/2037	1,000,000	1,010,270
State of Louisiana
5.00%, 11/15/2017	1,000,000	1,066,590
5.00%, 02/01/2018	2,000,000	2,148,600
		24,148,249
Maryland - 2.49%
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,202,696
County of Anne Arundel MD
5.00%, 04/01/2018	1,115,000	1,208,604
Maryland Economic Development Corp
5.00%, 06/01/2019	3,415,000	3,839,382
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2017	1,370,000	1,445,802
5.00%, 07/01/2018	2,100,000	2,294,313
5.50%, 01/01/2028	2,500,000	2,705,650
5.00%, 07/01/2032	750,000	882,083
1.12%, 05/15/2038	1,000,000	999,920
5.00%, 08/15/2038	1,945,000	2,235,855
4.00%, 07/01/2042	120,000	120,596
5.00%, 07/01/2045	1,500,000	1,668,720
State of Maryland
5.25%, 03/01/2017	500,000	521,150
5.00%, 11/01/2018	3,000,000	3,320,130
5.00%, 03/01/2020	6,000,000	6,919,440
5.00%, 08/01/2022	3,000,000	3,667,470
		33,031,811
Massachusetts - 2.37%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,604,923
City of Springfield MA
5.00%, 08/01/2017	4,580,000	4,843,075
Commonwealth of Massachusetts
4.00%, 12/01/2017	6,015,000	6,346,246
Massachusetts Department of Transportation
5.00%, 01/01/2019	1,500,000	1,662,105
Massachusetts Development Finance Agency
1.05%, 11/01/2017	1,000,000	1,000,510
0.88%, 07/01/2050	4,000,000	3,947,520
Massachusetts Educational Financing Authority
4.00%, 01/01/2018	1,500,000	1,560,150
Massachusetts Health & Educational Facilities Authority
5.00%, 10/01/2017	2,000,000	2,123,160
1.28%, 07/01/2038	5,400,000	5,399,352
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,856,490
		31,343,531
Michigan - 3.43%
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	3,000,000	3,336,210
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	849,720
5.00%, 10/01/2022	800,000	913,960
5.00%, 10/01/2023	500,000	575,670
5.00%, 10/01/2024	765,000	886,987
Holly Area School District
4.00%, 05/01/2017	500,000	516,935
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,590,355
5.00%, 05/01/2021	1,385,000	1,618,677
Michigan Finance Authority
5.00%, 07/01/2030	600,000	705,708
5.00%, 07/01/2033	350,000	397,631
Michigan State Hospital Finance Authority
1.63%, 11/01/2027	3,500,000	3,516,380
1.40%, 11/15/2047	7,565,000	7,629,983
1.50%, 11/15/2047	6,000,000	6,043,800
University of Michigan
5.00%, 04/01/2017	5,220,000	5,445,034
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	273,513
5.00%, 12/01/2019	200,000	224,730
5.00%, 12/01/2020	200,000	229,514
5.00%, 12/01/2021	400,000	467,352
5.00%, 12/01/2022	200,000	237,348
5.00%, 12/01/2023	400,000	481,000
5.00%, 12/01/2024	250,000	303,570
5.00%, 12/01/2027	3,000,000	3,505,110
5.00%, 12/01/2040	4,000,000	4,536,920
5.00%, 12/01/2042	1,000,000	1,108,360
		45,394,467
Minnesota - 1.00%
City of Minneapolis MN
1.10%, 01/01/2018	3,000,000	3,003,480
City of Rochester MN
5.00%, 12/01/2025	850,000	957,372
5.25%, 12/01/2038	1,000,000	1,071,910
Forest Lake Independent School District No 831
5.00%, 02/01/2017	2,805,000	2,903,932
State of Minnesota
5.00%, 06/01/2017	2,010,000	2,110,962
5.00%, 11/01/2018	1,830,000	2,024,291
5.00%, 12/01/2018	1,000,000	1,109,290
		13,181,237
Mississippi - 1.18%
Mississippi Business Finance Corp
0.40%, 05/01/2037	1,000,000	999,820
State of Mississippi
3.00%, 10/15/2017	1,500,000	1,545,840
4.00%, 10/15/2018	2,100,000	2,252,502
5.00%, 10/15/2019	4,545,000	5,144,849
5.00%, 10/15/2020	1,750,000	2,027,130
5.00%, 10/15/2021	1,300,000	1,540,500
5.00%, 10/15/2022	1,750,000	2,108,978
		15,619,619
Missouri - 0.60%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 02/01/2029	1,000,000	1,178,470
5.00%, 02/01/2036	200,000	227,084
4.00%, 02/01/2040	100,000	102,185
5.00%, 08/01/2040	1,145,000	1,211,181
5.00%, 02/01/2045	300,000	334,254
Missouri Highway & Transportation Commission
5.00%, 05/01/2018	2,990,000	3,254,017
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,275,000	1,418,336
5.13%, 08/15/2045	200,000	202,584
		7,928,111
Nevada - 0.77%
Clark County School District
5.00%, 06/15/2018	4,000,000	4,280,720
County of Clark NV
5.00%, 11/01/2032	3,000,000	3,608,040
Las Vegas Valley Water District
5.00%, 06/01/2039	1,950,000	2,287,467
		10,176,227
New Hampshire - 0.19%
New Hampshire Business Finance Authority
4.00%, 01/01/2017	520,000	530,322
4.00%, 01/01/2018	545,000	567,808
4.00%, 01/01/2019	565,000	599,307
5.00%, 01/01/2024	720,000	839,851
		2,537,288
New Jersey - 3.34%
City of Millville NJ
2.00%, 07/15/2016	1,070,000	1,073,403
City of Trenton NJ
4.00%, 07/15/2016	600,000	604,380
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,843,170
4.00%, 01/01/2020	115,000	117,480
5.00%, 03/01/2024	2,405,000	2,645,091
5.00%, 06/15/2025	5,000,000	5,527,050
5.50%, 01/01/2027	500,000	589,135
5.63%, 11/15/2030	2,095,000	2,388,279
5.00%, 01/01/2031	500,000	567,475
5.63%, 01/01/2052	2,000,000	2,269,860
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	437,096
5.00%, 07/01/2021	225,000	269,042
5.00%, 06/01/2023	930,000	1,036,262
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2024	2,500,000	2,905,900
5.00%, 07/01/2025	1,580,000	1,823,588
5.00%, 07/01/2031	430,000	477,713
5.63%, 07/01/2032	380,000	446,523
5.00%, 07/01/2046	575,000	645,932
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	547,240
5.50%, 12/01/2021	1,000,000	1,147,600
5.00%, 12/01/2044	1,000,000	1,035,950
New Jersey Housing & Mortgage Finance Agency
0.80%, 11/01/2017	3,000,000	2,996,790
New Jersey Transportation Trust Fund Authority
5.25%, 12/15/2022	1,760,000	1,972,414
5.00%, 12/15/2023	2,700,000	3,007,584
5.00%, 06/15/2025	450,000	493,182
0.00%, 12/15/2026	2,400,000	1,516,320
New Jersey Turnpike Authority
5.00%, 01/01/2017	255,000	262,987
Tobacco Settlement Financing Corp/NJ
4.63%, 06/01/2026	2,500,000	2,520,175
		44,167,621
New Mexico - 0.34%
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	612,230
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,859,761
		4,471,991
New York - 12.63%
Binghamton City School District
2.00%, 11/18/2016	1,400,000	1,409,240
Build NYC Resource Corp
5.00%, 08/01/2022	200,000	234,166
5.00%, 08/01/2023	230,000	272,131
5.00%, 01/01/2035 (Acquired 09/23/2015, Cost $3,179,124) (1)	3,000,000	3,298,170
Chautauqua County Capital Resource Corp
1.30%, 11/01/2031	1,100,000	1,095,017
City of New York NY
5.00%, 08/01/2017	6,365,000	6,728,887
5.00%, 08/01/2018	3,850,000	4,215,634
5.00%, 08/01/2021	6,000,000	7,120,920
5.00%, 08/01/2022	1,065,000	1,290,439
0.95%, 08/01/2025	500,000	498,295
5.00%, 08/01/2027	2,975,000	3,676,356
5.00%, 08/01/2028	3,975,000	4,882,016
City of Yonkers NY
4.00%, 07/01/2018	2,000,000	2,126,980
5.00%, 09/01/2022	2,350,000	2,807,710
5.00%, 09/01/2025	1,015,000	1,254,286
County of Erie NY
5.00%, 06/01/2017	1,000,000	1,050,230
5.00%, 09/15/2017	550,000	584,254
5.00%, 06/01/2018	500,000	543,545
5.00%, 09/15/2018	365,000	400,540
5.00%, 06/01/2019	1,000,000	1,122,270
5.00%, 09/15/2019	500,000	565,910
5.00%, 06/01/2020	500,000	576,345
5.00%, 09/15/2020	350,000	406,402
5.00%, 06/01/2021	750,000	885,060
5.00%, 09/15/2021	225,000	267,188
5.00%, 06/01/2025	1,630,000	2,035,658
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,217,348
County of Suffolk NY
2.00%, 07/27/2016	5,000,000	5,019,200
1.50%, 09/30/2016	7,500,000	7,525,800
East Rockaway Union Free School District
1.50%, 06/21/2016	1,750,000	1,752,030
Metropolitan Transportation Authority
5.00%, 11/15/2019	1,290,000	1,468,110
1.14%, 11/01/2026	520,000	520,125
5.00%, 11/15/2029	10,000,000	12,267,700
0.90%, 11/01/2032	1,000,000	995,750
Nassau County Industrial Development Agency
6.50%, 01/01/2034	356,250	356,243
6.70%, 01/01/2049	285,000	284,994
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2018	1,650,000	1,823,844
5.00%, 02/01/2019	1,000,000	1,113,990
0.58%, 11/01/2022	2,000,000	2,000,000
0.70%, 11/01/2022	6,000,000	6,000,000
5.00%, 11/01/2028	1,500,000	1,856,340
5.00%, 11/01/2029	2,000,000	2,449,040
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,387,807
New York Convention Center Development Corp
5.00%, 11/15/2033	3,000,000	3,589,020
New York Liberty Development Corp
5.25%, 10/01/2035	1,500,000	1,871,025
5.38%, 11/15/2040 (Acquired 09/15/2015, Cost $1,567,834) (1)	1,500,000	1,648,935
5.00%, 11/15/2044 (Acquired 09/18/2015, Cost $1,510,433) (1)	1,500,000	1,608,300
New York State Dormitory Authority
5.00%, 03/15/2017	2,750,000	2,865,637
5.00%, 03/15/2018	4,000,000	4,322,680
5.00%, 12/15/2018	1,105,000	1,138,559
5.00%, 03/15/2019	3,500,000	3,920,385
5.00%, 07/01/2022	250,000	298,470
5.00%, 07/01/2023	250,000	301,988
5.00%, 05/01/2024	4,870,000	5,941,838
5.00%, 07/01/2024	250,000	305,215
5.00%, 07/01/2025	250,000	307,523
5.00%, 03/15/2027	2,500,000	3,092,975
New York State Thruway Authority
5.00%, 05/01/2019	11,000,000	12,306,580
New York State Urban Development Corp
5.00%, 03/15/2020	3,215,000	3,688,280
5.00%, 03/15/2023	700,000	857,381
5.00%, 03/15/2024	400,000	497,368
5.00%, 03/15/2035	2,800,000	3,288,264
New York Transportation Development Corp
5.00%, 01/01/2023	125,000	149,050
Port Authority of New York & New Jersey
5.00%, 09/01/2017	3,000,000	3,177,480
5.00%, 10/15/2033	3,500,000	4,066,090
Sales Tax Asset Receivable Corp
5.00%, 10/15/2017	1,500,000	1,599,510
Suffolk County Economic Development Corp
5.00%, 07/01/2028	300,000	357,543
5.00%, 07/01/2028	1,750,000	1,929,148
Upper Mohawk Valley Regional Water Finance Authority
5.00%, 04/01/2019	500,000	558,750
Westchester County Local Development Corp
5.50%, 05/01/2042	150,000	171,161
		167,245,125
North Carolina - 2.43%
Charlotte-Mecklenburg Hospital Authority/The
5.00%, 01/15/2031	1,500,000	1,741,680
County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,293,670
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,747,795
5.00%, 09/01/2021	350,000	420,014
Gaston County Industrial Facilities & Pollution Control Financing Authority
5.75%, 08/01/2035	115,000	115,384
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	552,750
5.00%, 06/01/2021	500,000	573,120
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,110,090
5.00%, 01/01/2021	1,420,000	1,576,328
5.00%, 01/01/2021	1,965,000	2,314,888
5.00%, 01/01/2026	5,000,000	5,550,450
North Carolina Medical Care Commission
6.25%, 07/01/2035	1,000,000	1,171,660
5.00%, 09/01/2037	1,500,000	1,529,835
4.88%, 07/01/2040	550,000	580,311
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,262,371
5.00%, 01/01/2025	2,935,000	3,266,567
5.00%, 01/01/2026	2,515,000	2,799,120
State of North Carolina
5.00%, 06/01/2017	2,400,000	2,521,128
		32,127,161
North Dakota - 0.04%
City of Hazen ND
2.50%, 07/01/2017	500,000	500,245
Ohio - 1.89%
Buckeye Tobacco Settlement Financing Authority
6.50%, 06/01/2047	2,000,000	1,991,820
City of Cleveland OH Airport System Revenue
5.25%, 01/01/2018	1,215,000	1,302,687
Clermont County Port Authority
5.00%, 12/01/2029	750,000	901,380
5.00%, 12/01/2030	850,000	1,015,163
5.00%, 12/01/2031	650,000	771,440
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,989,000
Ohio Air Quality Development Authority
5.70%, 08/01/2020	1,500,000	1,681,710
Ohio Housing Finance Agency
0.85%, 08/01/2017	2,000,000	2,002,160
Ohio Water Development Authority
4.00%, 12/01/2033	3,285,000	3,429,704
Southeastern Ohio Port Authority
5.75%, 12/01/2032	220,000	245,555
5.50%, 12/01/2043	1,000,000	1,094,980
State of Ohio
4.00%, 09/01/2021	3,980,000	4,550,334
1.70%, 11/01/2022	3,000,000	3,003,750
		24,979,683
Oklahoma - 0.32%
Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,085,300
Garvin County Educational Facilities Authority
4.00%, 09/01/2017	500,000	520,735
Oklahoma County Finance Authority
5.70%, 04/01/2025	700,000	701,099
5.13%, 04/01/2042	1,900,000	1,879,271
		4,186,405
Oregon - 0.40%
State of Oregon Department of Transportation
5.00%, 11/15/2023	2,000,000	2,247,720
State of Oregon Housing & Community Services Department
0.80%, 08/01/2018	3,000,000	2,996,550
		5,244,270
Pennsylvania - 7.46%
Allegheny County Airport Authority
5.00%, 01/01/2017	1,755,000	1,807,457
Beaver County Industrial Development Authority
3.50%, 12/01/2035	3,285,000	3,383,649
Butler County Hospital Authority
0.48%, 10/01/2042	9,510,000	9,510,000
Central Greene School District
5.00%, 02/15/2018	860,000	923,098
Chester County Industrial Development Authority
0.65%, 02/01/2017	3,350,000	3,337,839
City of Philadelphia PA
2.00%, 08/01/2016	5,805,000	5,827,697
5.00%, 08/01/2017	2,000,000	2,108,340
5.00%, 08/01/2023	3,000,000	3,607,830
5.00%, 07/15/2026	2,475,000	2,938,642
5.00%, 08/01/2028	6,000,000	7,185,060
Commonwealth of Pennsylvania
3.10%, 06/01/2016	1,000,000	1,003,400
5.00%, 04/01/2017	1,000,000	1,042,000
5.00%, 08/15/2021	1,015,000	1,186,484
5.00%, 03/15/2023	9,970,000	11,914,449
County of Allegheny PA
4.00%, 12/01/2017	3,725,000	3,920,004
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	176,113
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,398,388
Delaware Valley Regional Finance Authority
5.75%, 07/01/2017	3,000,000	3,176,880
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,786,050
5.25%, 01/01/2040	1,510,000	1,532,076
Northampton County General Purpose Authority
5.50%, 08/15/2040	125,000	135,914
Pennsylvania Economic Development Financing Authority
0.60%, 08/01/2045	2,000,000	1,999,600
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	3,005,000	3,680,614
5.00%, 06/15/2025	1,855,000	2,293,875
1.20%, 11/01/2031	2,500,000	2,495,350
Pennsylvania State University
5.00%, 03/01/2017	1,500,000	1,559,235
Reading School District
5.00%, 02/01/2018	1,450,000	1,546,280
5.00%, 02/01/2019	1,660,000	1,812,205
5.00%, 02/01/2020	1,000,000	1,118,050
5.00%, 02/01/2020	1,000,000	1,118,050
5.00%, 02/01/2021	1,000,000	1,136,740
5.00%, 02/01/2022	1,920,000	2,213,357
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,546,077
State Public School Building Authority
5.00%, 04/01/2023	2,500,000	2,746,325
5.00%, 06/15/2025	3,000,000	3,577,230
5.00%, 06/01/2029	500,000	584,265
Susquehanna Area Regional Airport Authority
6.50%, 01/01/2038	475,000	506,692
		98,835,315
Puerto Rico - 0.24%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.13%, 07/01/2047	1,000,000	1,014,710
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,520,190
5.50%, 07/01/2019	500,000	520,810
5.25%, 07/01/2027	145,000	148,341
		3,204,051
Rhode Island - 0.10%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,350,600
South Carolina - 2.67%
City of Woodruff SC Sewer System Revenue
1.05%, 04/01/2017	3,000,000	2,995,890
Fort Mill School Facilities Corp
3.00%, 12/01/2016	1,420,000	1,442,535
Piedmont Municipal Power Agency
5.00%, 01/01/2017	13,185,000	13,597,031
Scago Educational Facilities Corp for Sumter County School 17
4.00%, 12/01/2019	630,000	680,671
4.00%, 12/01/2021	1,895,000	2,086,016
Scago Educational Facilities Corp for Union School District
5.00%, 12/01/2023	1,060,000	1,272,170
South Carolina State Housing Finance & Development Authority
1.05%, 01/01/2019	3,500,000	3,497,200
South Carolina State Public Service Authority
5.00%, 12/01/2050	8,640,000	9,726,653
		35,298,166
South Dakota - 0.36%
South Dakota Health & Educational Facilities Authority
3.00%, 11/01/2017	450,000	463,644
5.00%, 09/01/2019	300,000	335,898
5.00%, 11/01/2029	800,000	951,312
5.00%, 11/01/2030	1,000,000	1,183,590
5.00%, 11/01/2042	145,000	160,718
5.00%, 11/01/2045	1,500,000	1,692,045
		4,787,207
Tennessee - 1.59%
Chattanooga Health Educational & Housing Facility Board
4.00%, 10/01/2016	2,120,000	2,150,825
3.00%, 10/01/2018	500,000	519,125
3.00%, 10/01/2019	600,000	626,106
5.00%, 10/01/2021	1,000,000	1,152,410
5.00%, 10/01/2022	325,000	379,746
5.00%, 10/01/2030	500,000	580,700
5.00%, 10/01/2032	1,215,000	1,400,275
5.00%, 10/01/2035	2,260,000	2,584,672
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,185,180
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2017	8,000,000	8,421,440
Tennessee Energy Acquisition Corp
5.00%, 09/01/2016	1,020,000	1,037,850
		21,038,329
Texas - 9.42%
Alamito Public Facility Corp
1.00%, 10/01/2018	700,000	699,790
Austin Convention Enterprises Inc.
5.25%, 01/01/2024	1,330,000	1,360,311
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	578,434
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	990,000	1,164,923
5.00%, 01/01/2034	1,475,000	1,701,147
5.00%, 01/01/2042	1,335,000	1,514,170
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,808,225
City of Austin TX
5.00%, 09/01/2019	610,000	691,929
5.00%, 09/01/2033	2,920,000	3,561,261
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,852,452
City of Houston TX Airport System Revenue
5.00%, 07/01/2017	1,500,000	1,577,115
City of San Antonio TX
5.00%, 02/01/2017	4,300,000	4,455,273
City Public Service Board of San Antonio TX
5.00%, 02/01/2017	2,075,000	2,149,575
5.00%, 02/01/2017	1,175,000	1,217,829
5.00%, 02/01/2032	4,250,000	4,401,300
3.00%, 12/01/2045	5,000,000	5,338,300
County of El Paso TX
5.00%, 02/15/2031	1,280,000	1,535,795
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,181,500
Cypress-Fairbanks Independent School District
5.00%, 02/15/2017	1,205,000	1,250,031
5.00%, 02/15/2021	4,720,000	5,557,092
3.00%, 02/15/2040	4,000,000	4,113,360
3.00%, 02/15/2040	5,000,000	5,224,350
Dallas/Fort Worth International Airport
5.00%, 11/01/2017	1,000,000	1,065,970
Fort Bend Independent School District
0.66%, 08/01/2040	1,695,000	1,695,102
Harris County Cultural Education Facilities Finance Corp
4.00%, 12/01/2016	500,000	510,705
5.00%, 06/01/2018	3,000,000	3,251,190
5.00%, 01/01/2043	120,000	124,506
Houston Independent School District
0.95%, 06/01/2035	1,000,000	1,000,110
Love Field Airport Modernization Corp
5.00%, 11/01/2028	250,000	288,805
5.25%, 11/01/2040	1,435,000	1,613,055
Lower Colorado River Authority
5.00%, 05/15/2020	340,000	388,729
Mission Economic Development Corp
0.65%, 01/01/2026	4,500,000	4,498,965
New Hope Cultural Education Facilities Corp
5.00%, 07/01/2035	2,000,000	2,214,980
5.00%, 07/01/2047	1,075,000	1,153,851
North Texas Municipal Water District
5.00%, 06/01/2017	2,230,000	2,341,210
North Texas Tollway Authority
5.00%, 01/01/2031	1,900,000	2,207,591
5.00%, 01/01/2033	3,150,000	3,662,568
6.25%, 01/01/2039	340,000	383,659
5.00%, 01/01/2040	2,000,000	2,278,960
5.00%, 01/01/2045	5,000,000	5,697,500
Plano Independent School District
5.00%, 02/15/2020	550,000	629,513
5.00%, 02/15/2021	550,000	647,257
5.00%, 02/15/2022	225,000	270,284
State of Texas
5.00%, 04/01/2017	1,500,000	1,564,665
5.00%, 10/01/2019	1,950,000	2,218,944
5.00%, 04/01/2020	2,845,000	3,079,713
5.00%, 10/01/2032	5,000,000	6,097,300
Tarrant County Cultural Education Facilities Finance Corp
5.00%, 11/15/2035	1,750,000	1,845,533
5.00%, 11/15/2040	1,800,000	1,868,094
Texas Municipal Gas Acquisition & Supply Corp I
1.88%, 12/15/2026	2,000,000	1,786,380
6.25%, 12/15/2026	4,750,000	5,863,590
Texas Municipal Gas Acquisition & Supply Corp III
5.00%, 12/15/2032	3,000,000	3,361,320
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	6,227,250
		124,771,461
Utah - 0.51%
Utah Transit Authority
0.00%, 06/15/2035	16,935,000	6,811,257
Virgin Islands - 0.26%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,382,560
Virginia - 3.77%
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	222,598
City of Norfolk VA Water Revenue
5.00%, 11/01/2017	1,000,000	1,067,110
County of Botetourt VA
4.75%, 07/01/2023	100,000	102,791
6.00%, 07/01/2034	1,500,000	1,588,725
County of Fairfax VA
5.00%, 10/01/2017	5,320,000	5,659,895
Fairfax County Economic Development Authority
5.00%, 04/01/2017	1,785,000	1,861,059
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	561,715
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,150,540
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,043,440
5.00%, 07/01/2047	2,000,000	2,081,320
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	753,412
Virginia College Building Authority
5.00%, 02/01/2017	200,000	207,206
5.00%, 02/01/2017	500,000	518,015
5.00%, 07/01/2030 (Acquired 12/17/2015, Cost $523,806) (1)	500,000	530,730
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $500,000) (1)	500,000	512,230
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $1,000,000) (1)	1,000,000	1,024,460
Virginia Commonwealth Transportation Board
5.00%, 05/15/2021	2,280,000	2,702,028
Virginia Public School Authority
5.00%, 08/01/2017	1,310,000	1,384,709
5.00%, 07/15/2018	1,510,000	1,655,368
5.00%, 08/01/2018	1,020,000	1,117,614
5.00%, 07/15/2020	3,000,000	3,497,130
5.00%, 08/01/2021	6,000,000	7,151,520
5.00%, 08/01/2022	2,505,000	3,064,041
Virginia Small Business Financing Authority
5.00%, 01/01/2040	1,555,000	1,685,340
5.50%, 01/01/2042	3,250,000	3,632,525
Wise County Industrial Development Authority
1.88%, 11/01/2040	5,000,000	5,089,400
		49,864,921
Washington - 1.45%
Energy Northwest
5.00%, 07/01/2018	1,000,000	1,093,230
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,000,000	1,121,350
State of Washington
5.00%, 02/01/2020	2,420,000	2,775,208
5.00%, 07/01/2021	1,200,000	1,428,156
5.00%, 08/01/2027	550,000	685,443
5.00%, 07/01/2031	5,000,000	6,023,550
Tobacco Settlement Authority
5.00%, 06/01/2016	3,055,000	3,074,521
Washington Health Care Facilities Authority
5.00%, 10/01/2017	1,150,000	1,219,218
5.00%, 10/01/2021	1,510,000	1,796,236
		19,216,912
West Virginia - 0.07%
West Virginia Economic Development Authority
5.38%, 12/01/2038	885,000	987,881
Wisconsin - 0.43%
County of La Crosse WI
3.00%, 10/01/2017	510,000	527,498
Public Finance Authority
5.00%, 12/01/2025	500,000	563,160
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,086,790
5.00%, 11/01/2020	2,005,000	2,352,727
Wisconsin Health & Educational Facilities Authority
5.00%, 08/15/2016	500,000	507,700
5.00%, 12/01/2022	560,000	666,109
		5,703,984
Total Municipal Bonds (Cost $1,271,659,453)		$1,297,263,016

SHORT-TERM INVESTMENTS - 1.05%	Shares	Value
Money Market Funds - 1.05%
Fidelity Institutional Money Market Government Funds - Class I, 0.23%	6,919,995	$6,919,995
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.17%	6,919,995	6,919,995
Total Short-Term Investments (Cost $13,839,990)		$13,839,990

TOTAL INVESTMENTS IN SECURITIES - 99.01%
(Cost $1,285,499,443)		$1,311,103,006
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.99%		13,062,332
TOTAL NET ASSETS - 100.00%		$1,324,165,338

(1)	Restricted security as defined in Rule 144A under the Securities Act of 1933. The value of these securities total $13,240,589, which represents 1.00% of total net assets.
(2)	Security is treated as illiquid by the Fund. The value of this security totals $951,619, which represents 0.07% of total net assets.
(3) Amount calculated is less than 0.005%.

MUNICIPAL BONDS
Education		7.52%
General Obligation		30.14%
General Revenue		24.00%
Healthcare		12.82%
Housing		3.49%
Transportation		11.23%
Utilities		8.76%
Total Municipal Bonds		97.96%
SHORT-TERM INVESTMENTS		1.05%
TOTAL INVESTMENTS		99.01%
Other Assets in Excess of Liabilities		0.99%
TOTAL NET ASSETS		100.00%

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.68%
Consumer Discretionary - 18.69%
Aaron's, Inc.	229	$5,748
Advance Auto Parts, Inc.	49,214	7,890,973
Amazon.com, Inc. (1)	126,171	74,900,152
AMC Networks, Inc. (1)	1,469	95,397
Aramark	4,301	142,449
AutoNation, Inc. (1)	1,676	78,236
Autozone, Inc. (1)	14,115	11,245,279
Bed Bath & Beyond, Inc. (1)	4,191	208,041
Borgwarner, Inc.	218,156	8,377,190
Brinker International, Inc.	1,397	64,192
Brunswick Corp.	1,685	80,846
Cabela's, Inc. (1)	115	5,599
Cablevision Systems Corp.	697	23,001
CarMax, Inc. (1)	4,789	244,718
Carter's, Inc.	1,273	134,149
CBS Corp.	11,257	620,148
Charter Communications, Inc. - Class A (1)	1,834	371,257
Chipotle Mexican Grill, Inc. (1)	39,659	18,678,199
Choice Hotels International, Inc.	846	45,726
Cinemark Holdings, Inc.	2,837	101,650
Clear Channel Outdoor Holdings, Inc.	338	1,589
Coach, Inc.	924	37,043
Comcast Corp. - Class A	55,315	3,378,640
CST Brands, Inc.	1,531	58,622
D. R. Horton, Inc.	3,329	100,636
Darden Restaurants, Inc.	598	39,647
Delphi Automotive Plc	181,179	13,592,049
Dick's Sporting Goods, Inc.	1,567	73,257
Dillard's, Inc.	68	5,774
Discovery Communications, Inc. - Class A (1)	3,472	99,403
Discovery Communications, Inc. - Class C (1)	5,636	152,172
Dish Network Corp. (1)	3,590	166,073
Dollar General Corp.	251,524	21,530,454
Dollar Tree, Inc. (1)	5,633	464,497
Domino's Pizza, Inc.	1,232	162,452
DSW, Inc.	105	2,902
Dunkin' Brands Group, Inc.	2,355	111,085
Expedia, Inc.	2,566	276,666
Extended Stay America, Inc.	1,426	23,244
Foot Locker, Inc.	2,962	191,049
Fossil Group, Inc. (1)	821	36,469
Gap, Inc.	5,516	162,170
Gentex Corp.	3,511	55,088
Genuine Parts Co.	3,459	343,686
GNC Holdings, Inc.	1,817	57,690
GoPro, Inc. (1)	2,130	25,475
Groupon, Inc. (1)	10,999	43,886
H&R Block, Inc.	5,348	141,294
Hanesbrands, Inc.	9,826	278,469
Harley-Davidson, Inc.	2,568	131,815
Harman International Industries, Inc.	1,725	153,594
Hasbro, Inc.	2,225	178,222
Hilton Worldwide Holdings, Inc.	12,707	286,162
Home Depot, Inc.	31,777	4,240,005
Industria De Diseno Textil SA - ADR	716,153	12,074,340
International Game Technology Plc	1,513	27,612
Interpublic Group of Companies, Inc.	10,102	231,841
Jarden Corp. (1)	5,164	304,418
JD.com, Inc. - ADR (1)	91,355	2,420,907
Johnson Controls, Inc.	3,484	135,771
Kate Spade & Co. (1)	3,151	80,414
L Brands, Inc.	6,054	531,602
Las Vegas Sands Corp.	8,944	462,226
Lear Corp.	1,428	158,751
Leggett & Platt, Inc.	3,345	161,898
Lennar Corp. - Class A	1,683	81,390
Lennar Corp. - Class B	157	6,077
Liberty Interactive Corp. (1)	5,427	137,032
Liberty Venture Group (1)	3,503	137,037
Lions Gate Entertainment Corp.	2,266	49,512
Live Nation Entertainment, Inc. (1)	3,589	80,071
LKQ Corp. (1)	7,442	237,623
Lowes Companies, Inc.	702,506	53,214,829
Lululemon Athletica, Inc. (1)	2,709	183,426
Macy's, Inc.	5,551	244,744
Marriott International, Inc.	151,515	10,784,838
McDonalds Corp.	82,777	10,403,413
MGM Resorts International (1)	726	15,565
Michael Kors Holdings Ltd. (1)	4,505	256,605
Mohawk Industries, Inc. (1)	1,062	202,736
Morningstar, Inc.	486	42,899
MSG Network, Inc. (1)	1,468	25,382
Murphy USA, Inc. (1)	66	4,056
Netflix, Inc. (1)	180,577	18,460,387
Newell Rubbermaid, Inc.	182,738	8,093,466
Nike, Inc.	699,804	43,016,952
Nordstrom, Inc.	3,119	178,438
Norwegian Cruise Line Holdings Ltd. (1)	94,208	5,208,760
NVR, Inc. (1)	100	173,240
Office Depot, Inc. (1)	2,313	16,422
Omnicom Group, Inc.	5,977	497,466
O'Reilly Automotive, Inc. (1)	2,471	676,214
Panera Bread Co. (1)	566	115,934
Penske Automotive Group, Inc.	382	14,478
Polaris Industries, Inc.	1,633	160,818
Ralph Lauren Corp.	79	7,605
Regal Entertainment Group	1,976	41,773
Ross Stores, Inc.	86,572	5,012,519
Sally Beauty Holdings, Inc. (1)	224,006	7,253,314
Scripps Networks Interactive, Inc.	2,236	146,458
Sears Holdings Corp. (1)	33	505
Service Corp. International	4,908	121,129
Servicemaster Global Holdings, Inc. (1)	2,524	95,104
Shake Shack, Inc. (1)	58,357	2,177,883
Signet Jewelers Ltd.	1,964	243,595
Sirius XM Holdings, Inc. (1)	52,355	206,802
Six Flags Entertainment Corp.	1,759	97,607
Skechers USA, Inc. (1)	2,988	90,985
Starbucks Corp.	481,557	28,748,953
Starwood Hotels & Resorts Worldwide, Inc.	4,181	348,821
Starz (1)	2,137	56,267
Steven Madden Ltd. (1)	151,437	5,609,226
Target Corp.	1,219	100,299
Tempur Sealy International, Inc. (1)	1,500	91,185
Tesla Motors, Inc. (1)	38,723	8,897,384
The Madison Square Garden Co. (1)	51,581	8,581,015
The Michaels Companies, Inc. (1)	1,496	41,843
The Priceline Group, Inc. (1)	20,539	26,473,949
Thor Industries, Inc.	1,130	72,060
Tiffany & Co.	2,064	151,456
Time Warner Cable, Inc.	6,916	1,415,152
Time Warner, Inc.	10,414	755,536
TJX Companies, Inc.	16,653	1,304,763
Toll Brothers, Inc. (1)	1,463	43,173
Topbuild Corp. (1)	924	27,480
Tractor Supply Co.	3,345	302,589
TripAdvisor, Inc. (1)	2,755	183,208
Tupperware Brands Corp.	1,171	67,895
Twenty-First Century Fox, Inc. - Class A	18,572	517,787
Twenty-First Century Fox, Inc. - Class B	8,073	227,659
Ulta Salon Cosmetics & Fragrance, Inc. (1)	1,577	305,528
Under Armour, Inc. (1)	135,808	11,520,593
Urban Outfitters, Inc. (1)	2,133	70,581
VF Corp.	150,880	9,770,989
Viacom, Inc. - Class A	253	11,461
Viacom, Inc. - Class B	8,479	350,013
Vista Outdoor, Inc. (1)	199	10,330
Visteon Corp.	974	77,521
Walt Disney Co.	139,217	13,825,640
Whirlpool Corp.	143	25,789
Williams-Sonoma, Inc.	2,259	123,658
Wyndham Worldwide Corp.	2,753	210,412
Wynn Resorts Ltd.	1,760	164,437
Yum! Brands, Inc.	10,004	818,827
		476,022,577
Consumer Staples - 8.53%
Altria Group, Inc.	45,269	2,836,556
Blue Buffalo Pet Products, Inc. (1)	605	15,524
Brown Forman Corp. - Class A	632	67,428
Brown Forman Corp. - Class B	2,661	262,029
Campbell Soup Co.	2,497	159,284
Church & Dwight Co., Inc.	3,210	295,898
Clorox Co.	2,545	320,823
Coca Cola Co.	95,925	4,449,961
Coca-Cola Enterprises, Inc.	5,710	289,725
Colgate Palmolive Co.	367,687	25,977,087
ConAgra Foods, Inc.	1,445	64,476
Constellation Brands, Inc.	3,994	603,453
Costco Wholesale Corp.	171,857	27,081,226
Coty, Inc.	1,986	55,270
CVS Health Corp.	126,563	13,128,380
Dr Pepper Snapple Group, Inc.	4,691	419,469
Flowers Foods, Inc.	3,838	70,849
General Mills, Inc.	14,575	923,326
Herbalife Ltd. (1)	1,540	94,802
Hormel Foods Corp.	6,547	283,092
Ingredion, Inc.	210	22,426
Kellogg Co.	130,769	10,010,367
Kimberly Clark Corp.	7,064	950,179
Kraft Heinz Co.	14,481	1,137,627
Kroger Co.	335,551	12,834,826
Lauder Estee Companies, Inc.	5,131	483,905
McCormick & Co, Inc.	3,111	309,482
Mead Johnson Nutrition Co	47,697	4,052,814
Molson Coors Brewing Co.	154,715	14,880,489
Mondelez International, Inc.	629,722	25,264,447
Monster Beverage Corp. (1)	33,414	4,456,759
Nu Skin Enterprises, Inc.	294	11,246
PepsiCo, Inc.	36,109	3,700,450
Philip Morris International, Inc.	18,873	1,851,630
Pilgrim's Pride Corp. (1)	165	4,191
Procter & Gamble Co.	306,365	25,216,903
Reynolds American, Inc.	216,855	10,909,975
Rite Aid Corp. (1)	14,369	117,107
Spectrum Brands Holdings, Inc.	628	68,628
Sprouts Farmers Market, Inc. (1)	3,751	108,929
Sysco Corp.	4,540	212,154
The Hain Celestial Group, Inc. (1)	2,492	101,948
The Hershey Co.	3,564	328,209
The J. M. Smucker Co.	39,030	5,067,655
Tyson Foods, Inc.	359	23,931
Walgreens Boots Alliance, Inc.	3,176	267,546
WhiteWave Foods Co. (1)	4,299	174,711
Whole Foods Market, Inc.	561,116	17,456,319
		217,423,511
Energy - 3.04%
Cabot Oil & Gas Corp.	11,367	258,145
Concho Resources, Inc. (1)	46,720	4,720,589
Continental Resources, Inc. (1)	674	20,463
Core Laboratories NV	113,427	12,750,329
CVR Energy, Inc.	153	3,993
EOG Resources, Inc.	51,597	3,744,910
Exxon Mobil Corp.	151,560	12,668,900
FMC Technologies, Inc. (1)	3,692	101,013
Hollyfrontier Corp.	693	24,477
Marathon Petroleum Corp.	973	36,176
Memorial Resource Development Corp. (1)	2,259	22,997
Oceaneering International, Inc.	413	13,728
ONEOK, Inc.	2,333	69,663
Pioneer Natural Resources Co	25,175	3,543,130
Range Resources Corp.	267	8,645
RPC, Inc.	172	2,439
Schlumberger Ltd.	530,119	39,096,276
Targa Resources Corp.	1,911	57,062
Teekay Corp.	432	3,741
Tesoro Corp.	184	15,826
The Williams Companies, Inc.	18,322	294,435
World Fuel Services Corp.	312	15,157
		77,472,094
Financials - 7.61%
Affiliated Managers Group, Inc. (1)	50,497	8,200,713
Ally Financial, Inc. (1)	851	15,931
American Express Co.	3,893	239,030
American Tower Corp.	10,350	1,059,530
Ameriprise Financial, Inc.	3,430	322,454
Amtrust Financial Services, Inc.	104	2,692
Aon Plc	110,974	11,591,234
Arthur J. Gallagher & Co.	2,283	101,548
Artisan Partners Asset Management, Inc.	848	26,152
Bank of America Corp.	1,795,745	24,278,472
Bank of New York Mellon Corp.	2,963	109,127
Berkshire Hathaway, Inc. (1)	2,963	420,390
BlackRock, Inc.	975	332,056
Boston Properties, Inc.	3,427	435,503
CBOE Holdings, Inc.	2,060	134,580
CBRE Group, Inc. (1)	6,997	201,654
Charles Schwab Corp.	309,125	8,661,683
Columbia Property Trust, Inc.	365	8,026
Credit Acceptance Corp (1)	203	36,855
Crown Castle International Corp.	8,164	706,186
Digital Realty Trust, Inc.	2,055	181,847
Eaton Vance Corp.	2,874	96,336
Empire State Realty Trust, Inc.	1,253	21,965
Equinix, Inc.	74,368	24,594,241
Equity Lifestyle Properties, Inc.	2,061	149,897
Erie Indemnity Co.	609	56,631
Extra Space Storage, Inc.	2,994	279,819
Federal Realty Investment Trust	1,687	263,256
Federated Investors, Inc.	2,328	67,163
Four Corners Property Trust, Inc.	271	4,864
Gaming and Leisure Properties, Inc.	287	8,874
Harford Financial Services Group, Inc.	198,430	9,143,654
Healthcare Trust of America, Inc.	293	8,620
Interactive Brokers Group, Inc.	180	7,078
Intercontinental Exchange, Inc.	100,688	23,675,776
Invesco Ltd.	1,285	39,539
Iron Mountain, Inc.	2,047	69,414
Jones Lang LaSalle, Inc.	803	94,208
Lamar Advertising Co.	1,978	121,647
Lazard Ltd.	3,061	118,767
Legg Mason, Inc.	763	26,461
LendingClub Corp. (1)	1,594	13,230
Leucadia National Corp.	1,051	16,995
LPL Financial Holdings, Inc.	1,867	46,302
Markel Corp. (1)	35	31,205
Marsh & McLennan Companies, Inc.	7,887	479,451
McGraw Hill Financial, Inc.	6,699	663,067
Moody's Corp.	63,031	6,086,273
Morgan Stanley	236,600	5,917,366
MSCI, Inc.	2,524	186,978
NorthStar Asset Management Group, Inc.	4,627	52,516
Omega Healthcare Investors, Inc.	1,187	41,901
Post Properties, Inc.	440	26,286
Public Storage	3,235	892,310
Realogy Holdings Corp. (1)	1,273	45,968
Santander Consumer USA Holding, Inc. (1)	119	1,248
SEI Investments Co.	3,374	145,251
Signature Bank (1)	68,225	9,286,787
Simon Property Group, Inc.	7,611	1,580,729
SLM Corp. (1)	9,348	59,453
State Street Corp.	344,920	20,184,718
SVB Financial Group (1)	795	81,130
T. Rowe Price Group, Inc.	6,375	468,308
Tanger Factory Outlet Centers, Inc.	2,389	86,936
Taubman Centers, Inc.	548	39,034
TD Ameritrade Holding Corp.	5,565	175,464
The Howard Hughes Corp. (1)	383	40,556
Waddell & Reed Financial, Inc.	1,887	44,420
Wells Fargo & Co.	428,950	20,744,022
Welltower, Inc.	3,869	268,276
Weyerhaeuser Co.	3,908	121,070
Willis Towers Watson PLC	85,465	10,141,277
		193,882,400
Healthcare - 15.23%
AbbVie, Inc.	40,493	2,312,960
Acadia Healthcare Co., Inc. (1)	1,469	80,957
Aetna, Inc.	71,932	8,081,560
Agios Pharmaceuticals, Inc. (1)	617	25,050
Akorn, Inc. (1)	1,871	44,025
Alere, Inc. (1)	1,356	68,627
Alexion Pharmaceuticals, Inc. (1)	75,877	10,563,596
Align Technology, Inc. (1)	75,973	5,522,477
Alkermes Plc (1)	2,974	101,681
Allergan Plc (1)	32,118	8,608,588
Allscripts Healthcare Solutions, Inc. (1)	1,343	17,741
Alnylam Pharmaceuticals, Inc. (1)	1,473	92,460
Amerisourcebergen Corp.	5,031	435,433
Amgen, Inc.	167,720	25,146,260
Anthem, Inc.	1,288	179,019
Athenahealth, Inc. (1)	939	130,314
Baxalta, Inc.	8,455	341,582
Baxter International, Inc.	8,455	347,331
Becton Dickinson and Co.	5,123	777,774
Biogen, Inc. (1)	63,726	16,589,152
BioMarin Pharmaceutical, Inc. (1)	197,217	16,266,458
Bio-Techne Corp.	396	37,430
Bluebird Bio, Inc. (1)	858	36,465
Boston Scientific Corp. (1)	2,496	46,950
Bristol Myers Squibb Co.	633,893	40,493,085
Brookdale Senior Living, Inc. (1)	950	15,086
Bruker Corp.	2,737	76,636
C.R. Bard, Inc.	1,821	369,062
Cardinal Health, Inc.	7,324	600,202
Celgene Corp. (1)	115,288	11,539,176
Centene Corp. (1)	3,110	191,488
Cerner Corp. (1)	717,289	37,987,625
Charles River Laboratories International, Inc. (1)	1,166	88,546
Cigna Corp.	6,296	864,063
DaVita HealthCare Partners, Inc. (1)	1,252	91,872
DENTSPLY SIRONA, Inc.	3,349	206,399
DexCom, Inc. (1)	1,919	130,319
Edwards Lifesciences Corp. (1)	5,263	464,249
Eli Lilly & Co.	173,547	12,497,119
Endo International Plc (1)	1,971	55,484
Envision Healthcare Holdings, Inc. (1)	4,491	91,616
Express Scripts Holding Co. (1)	13,004	893,245
Gilead Sciences, Inc.	176,231	16,188,580
HCA Holdings, Inc. (1)	597	46,596
Henry Schein, Inc. (1)	2,045	353,028
Hill-Rom Holdings, Inc.	1,296	65,189
Hologic, Inc. (1)	6,016	207,552
Humana, Inc.	3,393	620,749
IDEXX Laboratories, Inc. (1)	2,301	180,214
Illumina, Inc. (1)	42,170	6,836,179
IMS Health Holdings, Inc. (1)	3,290	87,350
Incyte Corp. (1)	3,837	278,067
Inovalon Holdings, Inc. (1)	606	11,223
Intercept Pharmaceuticals, Inc. (1)	381	48,947
Intrexon Corp. (1)	1,184	40,126
Intuitive Surgical, Inc. (1)	902	542,147
Ionis Pharmaceuticals, Inc. (1)	2,905	117,653
Jazz Pharmaceuticals Plc (1)	1,492	194,781
Johnson & Johnson	238,291	25,783,086
Juno Therapeutics, Inc. (1)	285	10,856
Laboratory Corp. of America Holdings (1)	817	95,695
Lifepoint Hospitals, Inc. (1)	104	7,202
Mallinckrodt Plc (1)	1,143	70,043
McKesson Corp.	40,830	6,420,518
Medivation, Inc. (1)	3,872	178,035
MEDNAX, Inc. (1)	144,099	9,311,677
Merck & Co., Inc.	7,881	416,984
Mettler-Toledo International, Inc. (1)	685	236,161
Mylan (1)	8,736	404,914
Novo Nordisk A/S - ADR	115,601	6,264,418
Opko Health, Inc. (1)	7,480	77,717
Patterson Companies, Inc.	1,125	52,346
PerkinElmer, Inc.	419	20,724
Perrigo Co. Plc	34,692	4,438,148
Pfizer, Inc.	833,620	24,708,497
Premier, Inc. (1)	992	33,093
Puma Biotechnology, Inc. (1)	597	17,534
Quintiles Transitional Holdings, Inc. (1)	96,673	6,293,412
Regeneron Pharmaceuticals, Inc. (1)	47,459	17,106,122
ResMed, Inc.	3,459	199,999
Seattle Genetics, Inc. (1)	2,542	89,199
Shire Plc - ADR	78,549	13,502,573
St. Jude Medical, Inc.	3,880	213,400
Stryker Corp.	4,203	450,940
Tenet Healthcare Corp. (1)	2,460	71,168
The Cooper Companies, Inc.	807	124,254
Thermo Fisher Scientific, Inc.	63,372	8,972,841
United Therapeutics Corp. (1)	1,121	124,913
UnitedHealth Group, Inc.	22,122	2,851,526
Universal Health Services, Inc.	395	49,264
Varian Medical Systems, Inc. (1)	2,446	195,729
VCA, Inc. (1)	1,900	109,611
Veeva Systems, Inc. (1)	1,696	42,468
Vertex Pharmaceuticals, Inc. (1)	101,609	8,076,899
VWR Corp. (1)	370	10,012
Waters Corp. (1)	2,017	266,083
Zimmer Holdings, Inc.	253	26,977
Zoetis, Inc.	503,658	22,327,159
		387,979,740
Industrials - 7.46%
3M Co.	15,518	2,585,764
A.O. Smith Corp.	1,817	138,655
Acuity Brands, Inc.	1,063	231,883
AECOM (1)	474	14,594
Air Lease Corp.	156	5,011
Alaska Air Group, Inc.	3,172	260,167
Allegion Plc	2,325	148,126
Allison Transmission Holdings, Inc.	2,425	65,427
AMERCO	84	30,014
American Airlines Group, Inc.	15,423	632,497
Ametek, Inc.	5,921	295,932
Armstrong World Industries, Inc. (1)	587	28,393
Avis Budget Group, Inc. (1)	2,526	69,111
B/E Aerospace, Inc.	2,584	119,174
Babcock & Wilcox Enterprise, Inc. (1)	254	5,436
Boeing Co.	97,565	12,384,901
BWX Technologies, Inc.	509	17,082
C.H. Robinson Worldwide, Inc.	3,568	264,853
Carlisle Companies, Inc.	339	33,731
Caterpillar , Inc.	2,575	197,091
Cintas Corp.	2,203	197,851
Clean Harbors, Inc. (1)	947	46,725
Copart, Inc. (1)	2,740	111,710
Covanta Holding Corp.	2,732	46,062
CSX Corp.	6,271	161,478
Cummins, Inc.	3,101	340,924
Danaher Corp.	124,696	11,828,663
Deere & Co.	1,393	107,247
Delta Air Lines, Inc.	19,976	972,432
Donaldson Co., Inc.	3,013	96,145
Dun & Bradstreet Corp.	255	26,285
Emerson Electric Co.	11,265	612,591
Equifax, Inc.	55,478	6,340,581
Expeditors International Wash, Inc.	4,680	228,431
Fastenal Co.	134,646	6,597,654
Fedex Corp.	2,378	386,948
Flowserve Corp.	1,554	69,013
Fortune Brands Home & Security, Inc.	1,379	77,279
General Dynamics Corp.	2,059	270,491
Genesee & Wyoming, Inc. (1)	541	33,921
Graco, Inc.	1,349	113,262
HD Supply Holdings, Inc. (1)	4,146	137,108
Hertz Global Holdings, Inc. (1)	9,197	96,844
Hexcel Corp.	2,327	101,713
Honeywell International, Inc.	192,863	21,610,299
Hubbell, Inc.	183	19,385
Huntington Ingalls Industries, Inc.	1,183	162,000
IDEX Corp.	1,739	144,128
IHS, Inc. (1)	1,449	179,908
Illinois Tool Works, Inc.	7,320	749,861
Ingersoll-Rand Plc	443	27,470
J.B. Hunt Transportation Services, Inc.	2,260	190,382
Jetblue Airways Corp. (1)	2,789	58,904
Kansas City Southern	177,508	15,168,059
KAR Auction Services, Inc.	1,137	43,365
Landstar System, Inc.	1,065	68,810
Lennox International, Inc.	990	133,838
Lincoln Electric Holdings, Inc.	1,593	93,302
Lockheed Martin Corp.	4,767	1,055,891
Masco Corp.	8,528	268,206
MSC Industrial Direct Co., Inc.	349	26,632
Nielsen Holdings Plc	6,218	327,440
Nordson Corp.	1,397	106,228
Northrop Grumman Corp.	1,357	268,550
Old Dominion Freight Lines, Inc. (1)	1,708	118,911
PACCAR, Inc.	7,847	429,152
Parker-Hannifin Corp.	1,524	169,286
Pitney Bowes, Inc.	1,863	40,129
Quanta Services, Inc. (1)	748	16,875
Raytheon Co.	61,145	7,498,211
Regal-Beloit Corp.	57	3,596
Robert Half International, Inc.	3,272	152,410
Rockwell Automation, Inc.	74,743	8,502,016
Rockwell Collins, Inc.	88,318	8,143,803
Rollins, Inc.	2,274	61,671
Roper Technologies, Inc.	935	170,890
RR Donnelley & Sons Co.	2,614	42,870
Snap-on, Inc.	1,422	223,240
SolarCity Corp. (1)	1,412	34,707
Southwest Airlines Co.	16,325	731,360
Spirit Aerosystems Holdings, Inc. (1)	3,000	136,080
Spirit Airlines, Inc. (1)	1,797	86,220
Stanley Black & Decker, Inc.	338	35,561
Stericycle, Inc. (1)	2,081	262,601
Textron, Inc.	1,505	54,872
The Middleby Corp. (1)	1,392	148,624
The Toro Co.	1,357	116,865
TransDigm Group, Inc. (1)	94,425	20,805,605
TransUnion (1)	607	16,759
Tyco International Plc	237,002	8,700,343
Union Pacific Corp.	326,108	25,941,891
United Continental Holdings, Inc. (1)	8,812	527,486
United Parcel Service, Inc.	17,162	1,810,076
United Rentals, Inc. (1)	2,226	138,435
United Technologies Corp.	99,268	9,936,727
USG Corp. (1)	2,211	54,855
Valmont Industries, Inc.	31	3,839
Verisk Analytics, Inc. (1)	85,184	6,807,905
W.W. Grainger, Inc.	1,536	358,548
Wabco Holdings, Inc. (1)	1,325	141,669
Wabtec Corp.	2,365	187,521
Waste Management, Inc.	918	54,162
Watsco, Inc.	642	86,503
		189,984,132
Information Technology - 32.33%
3D Systems Corp. (1)	980	15,161
Accenture Plc	15,366	1,773,236
Adobe Systems, Inc. (1)	227,592	21,348,130
Akamai Technologies, Inc. (1)	146,436	8,137,449
Alibaba Group Holding Ltd. - ADR (1)	128,190	10,130,856
Alliance Data Systems Corp. (1)	1,511	332,420
Alphabet, Inc. - Class A (1)	110,572	84,355,379
Alphabet, Inc. - Class C (1)	59,021	43,967,694
Amphenol Corp.	7,558	437,004
Analog Devices, Inc.	7,059	417,822
ANSYS, Inc. (1)	439	39,273
Apple, Inc.	779,925	85,004,026
Applied Materials, Inc.	600,752	12,723,927
Arista Networks, Inc. (1)	805	50,795
ARM Holdings Plc - ADR	523,553	22,874,031
ARRIS International PLC (1)	1,670	38,276
Atlassian Corporation Plc (1)	494	12,424
Atmel Corp.	10,178	82,645
Autodesk, Inc. (1)	4,138	241,287
Automatic Data Processing, Inc.	271,522	24,358,239
Black Knight Financial Services, Inc. (1)	434	13,467
Booz Allen Hamilton Holding Corp.	2,334	70,674
Broadcom Ltd.	6,484	1,001,778
Broadridge Financial Solutions, Inc.	2,909	172,533
Cadence Design Systems, Inc. (1)	7,104	167,512
CDK Global, Inc.	3,932	183,035
CDW Corp.	3,209	133,173
Check Point Software Technologies Ltd. (1)	86,235	7,542,975
Cisco Systems, Inc.	671,530	19,118,459
Citrix Systems, Inc. (1)	3,929	308,741
Cognex Corp.	2,148	83,665
Cognizant Technology Solutions - Class A (1)	14,928	935,986
CommScope Holding Co., Inc. (1)	1,113	31,075
CoreLogic, Inc. (1)	967	33,555
CoStar Group, Inc. (1)	32,081	6,036,682
CSRA, Inc.	181,435	4,880,601
DST Systems, Inc.	654	73,752
eBay, Inc. (1)	428,893	10,233,387
Electronic Arts, Inc. (1)	7,728	510,898
EMC Corp.	3,897	103,855
F5 Networks, Inc. (1)	1,763	186,614
Facebook, Inc. (1)	612,475	69,883,397
FactSet Research Systems, Inc.	1,013	153,500
Fidelity National Information Services, Inc.	104,763	6,632,546
FireEye, Inc. (1)	3,358	60,410
First Data Corp. (1)	3,375	43,672
Fiserv, Inc. (1)	5,454	559,471
Fitbit, Inc. (1)	682	10,332
Fleetcor Technologies, Inc. (1)	154,030	22,911,962
FLIR Systems, Inc.	2,188	72,095
Fortinet, Inc. (1)	3,465	106,133
Gartner, Inc. (1)	2,040	182,274
Genpact Ltd. (1)	3,972	107,999
Global Payments, Inc.	3,252	212,356
Godaddy, Inc. (1)	564	18,234
Guidewire Software, Inc. (1)	52,261	2,847,179
Harris Corp.	505	39,319
Ingram Micro, Inc.	209	7,505
Intel Corp.	8,124	262,811
InterActiveCorp	1,810	85,215
International Business Machines Corp.	12,329	1,867,227
Intuit, Inc.	6,283	653,495
IPG Photonics Corp. (1)	852	81,860
J2 Global, Inc.	68,016	4,188,425
Jabil Circuit, Inc.	861	16,591
Jack Henry & Associates, Inc.	2,007	169,732
Juniper Networks, Inc.	1,668	42,551
Keysight Technologies, Inc. (1)	3,486	96,702
Kla-tencor Corp.	3,913	284,906
Lam Research Corp.	2,766	228,472
Leidos Holdings, Inc.	137	6,894
Linear Technology Corp.	5,858	261,032
LinkedIn Corp. (1)	141,607	16,192,760
Mastercard, Inc.	204,075	19,285,087
Match Group, Inc. (1)	690	7,631
Maxim Integrated Products, Inc.	2,411	88,677
Microchip Technology, Inc.	5,116	246,591
Micron Technology, Inc. (1)	2,040	21,359
Microsoft Corp.	1,154,122	63,742,158
Motorola Solutions, Inc.	4,323	327,251
National Instruments Corp.	591	17,795
NetApp, Inc.	2,132	58,182
NetSuite, Inc. (1)	985	67,463
NeuStar, Inc. (1)	186,757	4,594,222
NXP Semiconductors NV (1)	116,315	9,429,657
ON Semiconductor Corp. (1)	9,726	93,272
Oracle Corp.	46,505	1,902,520
Palo Alto Networks, Inc. (1)	40,171	6,553,497
Pandora Media, Inc. (1)	5,047	45,171
Paychex, Inc.	6,922	373,857
Paypal Holdings, Inc. (1)	29,730	1,147,578
PTC, Inc. (1)	2,843	94,274
Qorvo, Inc. (1)	3,458	174,318
QUALCOMM, Inc.	5,590	285,873
Rackspace Hosting, Inc. (1)	2,940	63,475
Red Hat, Inc. (1)	579,495	43,178,172
Sabre Corp.	2,801	81,005
Salesforce.com, Inc. (1)	534,289	39,446,557
SAP SE - ADR	199,769	16,065,423
ServiceNow, Inc. (1)	3,738	228,691
Skyworks Solutions, Inc.	4,675	364,182
Splunk, Inc. (1)	99,055	4,846,761
Square, Inc. (1)	582	8,893
SS&C Technologies Holdings, Inc.	1,784	113,141
SunEdison, Inc. (1)	5,983	3,232
SunPower Corp. (1)	126	2,815
Synopsys, Inc. (1)	271	13,127
Tableau Software, Inc. (1)	1,211	55,549
Tencent Holdings Ltd. - ADR	515,231	10,531,322
Teradata Corp. (1)	2,418	63,448
Texas Instruments, Inc.	241,825	13,885,592
The Western Union Co.	12,631	243,652
Total Systems Services, Inc.	4,053	192,842
Trimble Navigation Ltd. (1)	329	8,159
Twitter, Inc. (1)	13,857	229,333
Ultimate Software Group, Inc. (1)	700	135,450
Vantiv, Inc. (1)	285,713	15,394,216
VeriFone Systems, Inc. (1)	2,807	79,270
Verisign, Inc. (1)	2,393	211,876
Visa, Inc.	815,542	62,372,652
VMware, Inc. (1)	1,987	103,940
WEX, Inc. (1)	954	79,525
Workday, Inc. (1)	136,989	10,526,235
Xilinx, Inc.	1,481	70,244
Yelp, Inc. (1)	1,551	30,834
Zebra Technologies Corp. (1)	1,273	87,837
Zillow Group, Inc. - Class A (1)	628	16,045
Zillow Group, Inc. - Class C (1)	1,256	29,805
		823,769,281
Materials - 2.87%
Air Products & Chemicals, Inc.	4,338	624,889
Airgas, Inc.	365	51,699
AptarGroup, Inc.	277	21,720
Ashland, Inc.	154	16,934
Avery Dennison Corp.	2,071	149,340
Axalta Coating Systems Ltd. (1)	2,497	72,912
Ball Corp.	3,373	240,461
Bemis, Inc.	254	13,152
Celanese Corp.	260	17,030
CF Industries Holdings, Inc.	5,758	180,456
Chemours Co.	1,996	13,972
Compass Minerals International, Inc.	825	58,460
Crown Holdings, Inc. (1)	1,516	75,178
Dow Chemical Co.	3,586	182,384
DuPont	10,263	649,853
Eagle Materials, Inc.	1,236	86,656
Eastman Chemical Co.	919	66,379
Ecolab, Inc.	237,387	26,473,398
FMC Corp.	2,371	95,717
GCP Applied Technologies, Inc. (1)	1,763	35,154
Graphic Packaging Holding Co.	4,530	58,211
Huntsman Corp.	3,101	41,243
International Flavors & Fragrances, Inc.	1,979	225,151
International Paper Co.	9,782	401,453
Lyondellbasell Industries NV	8,945	765,513
Martin Marietta Materials, Inc.	226	36,049
Monsanto Co.	320,242	28,098,033
NewMarket Corp.	210	83,215
Owens-Illinois, Inc. (1)	243	3,878
Packaging Corporation of America	2,375	143,450
Platform Specialty Products Corp. (1)	470	4,042
PPG Industries, Inc.	107,965	12,037,018
Praxair, Inc.	5,892	674,339
Royal Gold, Inc.	82	4,206
RPM International, Inc.	3,236	153,160
Scotts Miracle-Gro Co.	1,002	72,916
Sealed Air Corp.	4,830	231,888
Silgan Holdings, Inc.	970	51,575
Southern Copper Corp.	891	24,690
Steel Dynamics, Inc.	641	14,429
Tahoe Resources, Inc.	490	4,915
The Sherwin-Williams Co.	1,983	564,501
The Valspar Corp.	1,974	211,257
Vulcan Materials Co.	415	43,812
W.R. Grace & Co. (1)	1,763	125,490
WestRock Co.	643	25,096
		73,225,274
Telecommunication Services - 0.91%
AT&T, Inc.	214,796	8,413,559
Level 3 Communications, Inc. (1)	822	43,443
SBA Communications Corp. (1)	95,495	9,565,734
Verizon Communications, Inc.	92,588	5,007,159
Zayo Group Holdings, Inc. (1)	3,071	74,441
		23,104,336
Utilities - 0.01%
Calpine Corp. (1)	1,031	15,640
Dominion Resources, Inc.	709	53,260
ITC Holdings Corp.	1,367	59,560
TerraForm Power, Inc.	64	554
		129,014
Total Common Stocks (Cost $2,448,127,310)		$2,462,992,359

SHORT-TERM INVESTMENTS - 3.75%
Money Market Fund - 3.75%
Goldman Sachs Financial Square Government Fund - Class I, 0.25%	47,786,792	$47,786,792
JPMorgan U.S. Government Money Market Fund - Class I, 0.23%	47,786,793	47,786,793
Total Short-Term Investments (Cost $95,573,585)		$95,573,585

TOTAL INVESTMENTS IN SECURITIES - 100.43%
(Cost $2,543,700,895)		$2,558,565,944
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.43)%		(10,956,852)
TOTAL NET ASSETS - 100.00%		$2,547,609,092

Percentages are stated as a percent of net assets

ADR - American Depository Receipt
(1)	Non-income producing security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
8	E-Mini Nasdaq 100 Futures	Morgan Stanley	Jun. 2016	$685,265	$716,200	$30,935
15	E-Mini S&P 500 Futures	Morgan Stanley	Jun. 2016	1,482,957	1,538,625	55,668
						$86,603

Bridge Builder Large Cap Value Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.55%
Consumer Discretionary - 11.15%
Aaron's, Inc.	1,169	$29,342
Aramark	333	11,029
Best Buy, Inc.	6,101	197,916
Brunswick Corp.	535	25,669
Cabela's, Inc. (1)	969	47,181
Cable One, Inc.	77	33,659
Cablevision Systems Corp.	3,791	125,103
Carnival Corp.	231,278	12,204,540
CBS Corp.	299,535	16,501,383
Clear Channel Outdoor Holdings, Inc.	519	2,439
Coach, Inc.	5,194	208,227
Comcast Corp. - Class A	5,283	322,686
CST Brands, Inc.	304	11,640
D. R. Horton, Inc.	4,206	127,147
Darden Restaurants, Inc.	2,202	145,993
Dick's Sporting Goods, Inc.	621	29,032
Dillard's, Inc.	410	34,813
Discovery Communications, Inc. - Class A (1)	283	8,102
Discovery Communications, Inc. - Class C (1)	499	13,473
Dish Network Corp. (1)	1,555	71,934
DSW, Inc.	1,460	40,354
Expedia, Inc.	284	30,621
Foot Locker, Inc.	412	26,574
Ford Motor Co.	85,373	1,152,535
Fossil Group, Inc. (1)	156	6,930
GameStop Corp.	2,344	74,375
Gannett Co., Inc.	2,441	36,957
Garmin LTD	2,589	103,456
General Motors Co.	35,145	1,104,607
Gentex Corp.	3,101	48,655
Genuine Parts Co.	235	23,350
Goodyear Tire & Rubber Co.	5,903	194,681
Graham Holdings Co.	75	36,000
H&R Block, Inc.	365	9,643
Hanesbrands, Inc.	409,400	11,602,396
Harley-Davidson, Inc.	1,899	97,476
Hasbro, Inc.	451	36,125
Hyatt Hotels Corp. (1)	729	36,078
International Game Technology Plc	623	11,370
J.C. Penney Co., Inc. (1)	6,672	73,792
John Wiley & Sons, Inc.	983	48,059
Johnson Controls, Inc.	295,574	11,518,519
Kohls Corp.	4,147	193,292
Lear Corp.	403	44,802
Lennar Corp. - Class A	2,312	111,808
Lennar Corp. - Class B	120	4,645
Liberty Broadband Corp. - Class A (1)	567	32,977
Liberty Broadband Corp. - Class C (1)	1,450	84,028
Liberty Interactive Corp. (1)	531,300	13,415,325
Liberty Media Corp - Class A (1)	2,287	88,347
Liberty Media Corp - Class C (1)	4,381	166,872
Lowes Companies, Inc.	182,426	13,818,770
Macy's, Inc.	1,917	84,521
Mattel, Inc.	7,339	246,737
McDonalds Corp.	137,691	17,305,005
MGM Resorts International (1)	9,058	194,204
Michelin	137,255	14,023,182
Mohawk Industries, Inc. (1)	403	76,933
Murphy USA, Inc. (1)	855	52,540
Newell Rubbermaid, Inc.	2,915	129,105
News Corp. - Class A	8,386	107,089
News Corp. - Class B	2,596	34,397
Nike, Inc.	315,720	19,407,308
Norwegian Cruise Line Holdings Ltd. (1)	234,223	12,950,190
NVR, Inc. (1)	5,300	9,181,720
Office Depot, Inc. (1)	9,851	69,942
Penske Automotive Group, Inc.	580	21,982
Pulte Group, Inc.	7,970	149,119
PVH Corp.	1,808	179,100
Ralph Lauren Corp.	1,236	118,977
Royal Caribbean Cruises Ltd.	156,359	12,844,892
Sears Holdings Corp. (1)	240	3,674
SeaWorld Entertainment, Inc.	506,300	10,662,678
Staples, Inc.	13,999	154,409
Target Corp.	104,334	8,584,602
Tegna, Inc.	4,960	116,362
Thomson Reuters Corp.	7,203	291,577
Tiffany & Co.	587	43,074
Time Warner, Inc.	284,752	20,658,758
TJX Companies, Inc.	234,977	18,410,448
Toll Brothers, Inc. (1)	2,500	73,775
Tribune Media Co.	1,764	67,649
Tupperware Brands Corp.	55	3,189
Twenty-First Century Fox, Inc. - Class A	7,908	220,475
Twenty-First Century Fox, Inc. - Class B	3,414	96,275
VF Corp.	148,193	9,596,979
Vista Outdoor, Inc. (1)	1,215	63,071
Walt Disney Co.	81,011	8,045,202
Wendy's Co.	4,461	48,580
Whirlpool Corp.	1,589	286,560
Wynn Resorts Ltd.	189	17,658
		249,046,665
Consumer Staples - 7.60%
Altria Group, Inc.	223,737	14,019,361
Anheuser-Busch InBev SA/NV - ADR	55,276	6,890,706
Archer Daniels Midland Co.	13,563	492,473
Avon Products, Inc.	9,246	44,473
Blue Buffalo Pet Products, Inc. (1)	288	7,390
Brown Forman Corp. - Class A	39	4,161
Brown Forman Corp. - Class B	179	17,626
Bunge Ltd.	3,138	177,831
Campbell Soup Co.	1,565	99,831
Clorox Co.	594	74,880
Coca Cola Co.	366,000	16,978,740
Colgate Palmolive Co.	262,712	18,560,603
ConAgra Foods, Inc.	8,065	359,860
Costco Wholesale Corp.	127,593	20,106,105
CVS Health Corp.	131,680	13,659,167
Diageo Plc - ADR	106,198	11,455,578
Edgewell Personal Care Co.	1,360	109,521
Energizer Holdings, Inc.	1,306	52,906
Flowers Foods, Inc.	384	7,089
Herbalife Ltd. (1)	218	13,420
Ingredion, Inc.	1,367	145,982
Kellogg Co.	535	40,954
Kimberly Clark Corp.	1,649	221,807
Molson Coors Brewing Co.	3,454	332,206
Mondelez International, Inc.	35,564	1,426,828
Nu Skin Enterprises, Inc.	981	37,523
PepsiCo, Inc.	64,712	6,631,686
Philip Morris International, Inc.	111,591	10,948,193
Pilgrim's Pride Corp. (1)	1,225	31,115
Pinnacle Foods, Inc.	2,549	113,889
Procter & Gamble Co.	213,407	17,565,530
Reynolds American, Inc.	208,110	10,470,014
Rite Aid Corp. (1)	8,776	71,524
Sysco Corp.	8,933	417,439
The J. M. Smucker Co.	2,617	339,791
Tyson Foods, Inc.	6,117	407,759
Walgreens Boots Alliance, Inc.	177,697	14,969,195
Wal-Mart Stores, Inc.	34,537	2,365,439
Whole Foods Market, Inc.	609	18,946
		169,687,541
Energy - 7.81%
Anadarko Petroleum Corp.	11,095	516,694
Antero Resources Corp. (1)	1,489	37,031
Apache Corp.	490,403	23,936,570
Baker Hughes, Inc.	9,497	416,254
BP Plc - ADR	352,800	10,647,504
California Resources Corp.	23,711	24,422
Cameron International Corp. (1)	4,184	280,537
Cheniere Energy, Inc. (1)	5,173	175,003
Chesapeake Energy Corp.	12,813	52,790
Chevron Corp.	161,510	15,408,054
Cimarex Energy Co.	2,069	201,252
Cobalt International Energy, Inc. (1)	7,675	22,795
Columbia Pipeline Group, Inc.	8,740	219,374
Concho Resources, Inc. (1)	2,825	285,438
ConocoPhillips	286,361	11,531,757
CONSOL Energy, Inc.	5,000	56,450
Continental Resources, Inc. (1)	1,228	37,282
CVR Energy, Inc.	231	6,029
Denbury Resources, Inc.	7,762	17,232
Devon Energy Corp.	750,905	20,604,833
Diamond Offshore Drilling, Inc.	1,403	30,487
Diamondback Energy, Inc. (1)	1,562	120,555
Dril-Quip, Inc. (1)	818	49,538
Energen Corp.	2,069	75,705
Ensco Plc	5,124	53,136
EOG Resources, Inc.	205,291	14,900,021
EP Energy Corp. (1)	688	3,110
EQT Corp.	3,329	223,909
Exxon Mobil Corp.	208,212	17,404,441
Fairmount Santrol Holdings, Inc. (1)	461,200	1,157,612
FMC Technologies, Inc. (1)	1,690	46,238
Franks International	694	11,437
Golar LNG Ltd.	1,876	33,712
Gulfport Energy Corp. (1)	2,739	77,623
Halliburton Co.	18,600	664,392
Helmerich & Payne, Inc.	2,107	123,723
Hess Corp.	323,480	17,031,222
Hollyfrontier Corp.	3,401	120,123
Kinder Morgan, Inc.	39,078	697,933
Kosmos Energy Ltd. (1)	3,466	20,172
Laredo Petroleum, Inc. (1)	2,642	20,951
Marathon Oil Corp.	18,438	205,399
Marathon Petroleum Corp.	11,004	409,129
Murphy Oil Corp.	3,889	97,964
Nabors Industries Ltd.	6,155	56,626
National Oilwell Varco, Inc.	8,412	261,613
Newfield Exploration Co. (1)	4,333	144,072
Noble Corp. Plc	5,288	54,731
Noble Energy, Inc.	9,378	294,563
Occidental Petroleum Corp.	180,378	12,343,267
Oceaneering International, Inc.	1,780	59,167
ONEOK, Inc.	2,511	74,978
Patterson-Uti Energy, Inc.	3,106	54,728
PBF Energy, Inc.	2,115	70,218
Phillips 66	101,234	8,765,852
Pioneer Natural Resources Co	3,532	497,094
QEP Resources, Inc.	4,691	66,190
Range Resources Corp.	3,451	111,743
Rowan Companies Plc	2,638	42,472
RPC, Inc.	1,017	14,421
Schlumberger Ltd.	156,600	11,549,250
Seadrill Ltd. (1)	7,835	25,856
SM Energy Co.	1,420	26,611
Southwestern Energy Co. (1)	8,400	67,788
Spectra Energy Corp.	14,668	448,841
Superior Energy Services, Inc.	3,214	43,035
Targa Resources Corp.	1,761	52,583
Teekay Corp.	578	5,006
Tesoro Corp.	2,598	223,454
Valero Energy Corp.	10,505	673,791
Weatherford International Plc (1)	19,562	152,192
Whiting Petroleum Corp. (1)	4,257	33,971
World Fuel Services Corp.	1,293	62,814
WPX Energy, Inc. (1)	5,005	34,985
		174,367,745
Financials - 20.36%
Aflac, Inc.	9,471	597,999
Alexandria Real Estate Equity, Inc.	1,576	143,243
Alleghany Corp. (1)	29,956	14,864,167
Allied World Assurance Co. Holdings AG	1,991	69,566
Allstate Corp.	85,073	5,731,368
Ally Financial, Inc. (1)	9,747	182,464
American Campus Communities, Inc.	2,847	134,065
American Capital Agency Corp.	609,443	11,353,923
American Express Co.	342,962	21,057,867
American Financial Group, Inc.	1,508	106,118
American Homes 4 Rent	4,423	70,326
American International Group, Inc.	215,933	11,671,179
American National Insurance Co.	152	17,556
Ameriprise Financial, Inc.	74,032	6,959,748
Amtrust Financial Services, Inc.	1,690	43,737
Annaly Capital Management, Inc.	553,314	5,677,002
Apartment Investment & Management Co.	3,418	142,941
Apple Hospitality REIT, Inc.	3,764	74,565
Arch Capital Group Ltd. (1)	2,712	192,823
Arthur J. Gallagher & Co.	1,634	72,680
Aspen Insurance Holdings Ltd.	1,347	64,252
Associated Banc Corp.	3,335	59,830
Assurant, Inc.	1,484	114,491
Assured Guaranty Ltd.	3,147	79,619
Avalonbay Communities, Inc.	2,899	551,390
Axis Capital Holdings Ltd.	2,105	116,743
Bank of America Corp.	1,085,764	14,679,529
Bank of Hawaii Corp.	954	65,139
Bank of New York Mellon Corp.	21,886	806,061
BankUnited, Inc.	2,262	77,903
BB&T Corp.	16,949	563,893
Berkshire Hathaway, Inc. (1)	252,349	35,803,276
BlackRock, Inc.	36,554	12,449,196
BOK Financial Corp.	603	32,936
Boston Properties, Inc.	288	36,599
Brandywine Realty Trust	3,807	53,412
Brixmor Property Group, Inc.	3,783	96,920
Brown & Brown, Inc.	2,533	90,681
Camden Property Trust	1,897	159,519
Capital One Financial Corp.	212,649	14,738,702
Care Capital Properties, Inc.	1,735	46,567
CBL & Associates Properties, Inc.	3,516	41,840
Charles Schwab Corp.	7,340	205,667
Chimera Investment Corp.	4,131	56,140
Chubb Ltd	265,385	31,620,623
Cincinnati Financial Corp.	3,623	236,799
CIT Group, Inc.	3,805	118,069
Citigroup, Inc.	818,332	34,165,361
Citizens Financial Group, Inc.	6,812	142,711
CME Group, Inc.	7,012	673,503
CNA Financial Corp.	544	17,506
Columbia Property Trust, Inc.	2,315	50,907
Comerica, Inc.	3,890	147,314
Commerce Bancshares, Inc.	1,892	85,045
Communications Sales & Leasing, Inc.	2,538	56,470
Corporate Office Properties Trust	2,010	52,742
Corrections Corp Of America	2,559	82,016
Cullen/Frost Bankers, Inc.	1,185	65,305
DDR Corp.	6,618	117,734
Digital Realty Trust, Inc.	1,363	120,612
Discover Financial Services	180,951	9,214,025
Douglas Emmett, Inc.	3,188	95,991
Duke Realty Corp.	7,544	170,042
E*TRADE Financial Corp. (1)	339,440	8,312,886
East West Bancorp, Inc.	3,142	102,052
Empire State Realty Trust, Inc.	1,192	20,896
Endurance Specialty Holdings Ltd.	1,360	88,862
Equity Commonwealth (1)	2,835	80,004
Equity Residential	7,942	595,888
Essex Property Trust, Inc.	1,427	333,718
Everest Re Group Ltd.	971	191,705
Fifth Third Bancorp	452,281	7,548,570
First Horizon National Corp.	5,108	66,915
First Niagara Financial Group, Inc.	274,658	2,658,689
First Republic Bank	3,110	207,250
FNFV Group	6,132	207,875
Forest City Realty Trust, Inc.	4,774	100,684
Four Corners Property Trust, Inc.	956	17,160
Franklin Resources, Inc.	8,475	330,949
Gaming and Leisure Properties, Inc.	1,607	49,688
General Growth Properties, Inc.	12,622	375,252
Genworth Financial, Inc. (1)	10,452	28,534
Hanover Insurance Group, Inc.	967	87,243
Harford Financial Services Group, Inc.	8,669	399,468
HCP, Inc.	10,031	326,810
Healthcare Trust of America, Inc.	2,468	72,609
Hospitality Properties Trust	3,277	87,037
Host Hotels & Resorts, Inc.	16,567	276,669
Huntington Bancshares, Inc.	17,685	168,715
Interactive Brokers Group, Inc.	1,116	43,881
Intercontinental Exchange, Inc.	1,643	386,335
Invesco Ltd.	8,241	253,576
Iron Mountain, Inc.	2,799	94,914
Jones Lang LaSalle, Inc.	261	30,621
JPMorgan Chase & Co.	302,476	17,912,629
KeyCorp	585,440	6,463,258
Kilroy Realty Corp.	1,925	119,100
Kimco Realty Corp.	9,028	259,826
Legg Mason, Inc.	1,385	48,032
Leucadia National Corp.	6,216	100,513
Liberty Property Trust	3,265	109,247
Lincoln National Corp.	5,533	216,894
Loews Corp.	6,215	237,786
M&T Bank Corp.	3,493	387,723
Markel Corp. (1)	274	244,290
Marsh & McLennan Companies, Inc.	303,822	18,469,339
Mercury General Corp.	241	13,376
Metlife, Inc.	20,461	899,056
MFA Financial, Inc.	7,774	53,252
Mid-America Apartment Communities, Inc.	1,647	168,340
Morgan Stanley	33,456	836,735
Nasdaq OMX Group, Inc.	2,530	167,941
National Retail Properties, Inc.	3,085	142,527
Navient Corp.	611,198	7,316,040
New York Community Bancorp, Inc.	677,295	10,768,991
Northern Trust Corp.	5,104	332,628
NorthStar Reality Finance Corp.	3,989	52,336
NorthStar Realty Europe Corp.	1,268	14,709
Old Republic International Corp.	5,711	104,397
Omega Healthcare Investors, Inc.	2,907	102,617
Onemain Holdings, Inc. (1)	1,100	30,173
Outfront Media, Inc.	3,005	63,406
PacWest Bancorp	2,449	90,980
Paramount Group, Inc.	3,905	62,285
People's United Financial, Inc.	533,759	8,502,781
Piedmont Office Realty Trust, Inc.	3,240	65,804
PNC Financial Services Group, Inc.	278,541	23,556,212
Popular, Inc.	2,263	64,744
Post Properties, Inc.	769	45,940
Principal Financial Group, Inc.	6,437	253,940
ProAssurance Corp.	1,204	60,922
Prologis, Inc.	11,458	506,214
Prudential Financial, Inc.	9,915	716,061
Public Storage	44,168	12,182,859
Raymond James Financial, Inc.	2,794	133,022
Rayonier, Inc.	2,774	68,462
Realogy Holdings Corp. (1)	2,037	73,556
Realty Income Corp.	5,474	342,180
Regency Centers Corp.	2,063	154,416
Regions Financial Corp.	29,293	229,950
Reinsurance Group of America, Inc.	1,447	139,274
RenaissanceRe Holdings Ltd.	943	113,000
Retail Properties of America, Inc.	5,183	82,151
Santander Consumer USA Holding, Inc. (1)	1,790	18,777
Senior Housing Properties Trust	5,137	91,901
Signature Bank (1)	94	12,795
SL Green Realty Corp.	2,178	211,005
SLM Corp. (1)	1,114,089	7,085,606
Spirit Realty Capital, Inc.	9,653	108,596
Starwood Property Trust, Inc.	5,204	98,512
State Street Corp.	156,998	9,187,523
SunTrust Banks, Inc.	11,284	407,127
SVB Financial Group (1)	403	41,126
Synchrony Financial (1)	18,229	522,443
Synovus Financial Corp.	2,778	80,312
Taubman Centers, Inc.	819	58,337
TCF Financial Corp.	3,547	43,486
TD Ameritrade Holding Corp.	866	27,305
TFS Financial Corp.	1,335	23,189
The Goldman Sachs Group, Inc.	118,340	18,577,013
The Howard Hughes Corp. (1)	518	54,851
The Macerich Co.	3,261	258,402
The Progressive Corp.	12,826	450,706
Torchmark Corp.	2,757	149,319
Travelers Companies, Inc.	6,438	751,379
Two Harbors Investment Corp.	7,645	60,701
U.S. Bancorp	36,618	1,486,325
UDR, Inc.	5,665	218,272
Unum Group	5,455	168,669
Validus Holdings Ltd.	1,849	87,254
Ventas, Inc.	7,236	455,579
Vereit, Inc.	19,775	175,404
Vornado Realty Trust	4,098	386,974
Voya Financial, Inc.	4,707	140,127
W.P. Carey, Inc.	2,280	141,907
W.R. Berkley Corp.	2,125	119,425
Waddell & Reed Financial, Inc.	106	2,495
Weingarten Realty Investors	2,708	101,604
Wells Fargo & Co.	636,281	30,770,549
Welltower, Inc.	4,209	291,852
Weyerhaeuser Co.	13,974	432,915
White Mountains Insurance Group Ltd.	125	100,325
Willis Towers Watson PLC	58,500	6,941,610
WP Glimcher, Inc.	3,918	37,182
XL Group Plc	6,700	246,560
Zions Bancorp	4,440	107,492
		454,744,717
Healthcare - 10.73%
Abbott Laboratories	32,549	1,361,525
Aetna, Inc.	5,739	644,777
Agilent Technologies, Inc.	7,282	290,188
Alere, Inc. (1)	656	33,200
Alkermes Plc (1)	548	18,736
Allergan Plc (1)	4,698	1,259,205
Allscripts Healthcare Solutions, Inc. (1)	2,673	35,310
Alnylam Pharmaceuticals, Inc. (1)	274	17,199
Amgen, Inc.	87,702	13,149,161
Anthem, Inc.	65,208	9,063,260
Baxalta, Inc.	4,340	175,336
Baxter International, Inc.	4,343	178,410
Bio-Rad Laboratories, Inc. (1)	452	61,797
Bio-Techne Corp.	463	43,763
Boston Scientific Corp. (1)	27,007	508,002
Brookdale Senior Living, Inc. (1)	3,157	50,133
Cardinal Health, Inc.	296,803	24,323,006
Centene Corp. (1)	877	53,995
Cigna Corp.	71,700	9,840,108
Community Health Systems, Inc. (1)	2,462	45,572
DaVita HealthCare Partners, Inc. (1)	2,746	201,501
DENTSPLY SIRONA, Inc.	2,272	140,023
Endo International Plc (1)	3,223	90,727
Express Scripts Holding Co. (1)	112,214	7,707,980
HCA Holdings, Inc. (1)	6,479	505,686
Hill-Rom Holdings, Inc.	93	4,678
Humana, Inc.	236	43,176
Johnson & Johnson	286,517	31,001,139
Laboratory Corp. of America Holdings (1)	1,474	172,650
Lifepoint Hospitals, Inc. (1)	874	60,524
Mallinckrodt Plc (1)	1,549	94,923
MEDNAX, Inc. (1)	865	55,896
Medtronic Plc	424,911	31,868,325
Merck & Co., Inc.	560,006	29,629,917
Mylan (1)	1,397	64,751
Patterson Companies, Inc.	834	38,806
PerkinElmer, Inc.	2,090	103,371
Perrigo Co. Plc	2,606	333,386
Pfizer, Inc.	510,743	15,138,423
QIAGEN (1)	5,069	113,241
Quest Diagnostics, Inc.	3,141	224,424
Quintiles Transitional Holdings, Inc. (1)	85	5,534
Roche Holding Ltd. - ADR	410,356	12,567,153
Sanofi - ADR	254,700	10,228,752
St. Jude Medical, Inc.	2,680	147,400
Stryker Corp.	3,641	390,643
Teleflex, Inc.	908	142,565
Teva Pharmaceutical Industries Ltd. - ADR	151,900	8,128,169
The Cooper Companies, Inc.	325	50,040
Thermo Fisher Scientific, Inc.	5,768	816,691
UnitedHealth Group, Inc.	216,000	27,842,400
Universal Health Services, Inc.	1,647	205,414
VCA, Inc. (1)	95	5,481
VWR Corp. (1)	280	7,577
Zimmer Holdings, Inc.	3,496	372,778
		239,656,827
Industrials - 14.69%
AECOM (1)	2,855	87,905
AGCO Corp.	1,582	78,625
Air Lease Corp.	368,714	11,843,094
Allison Transmission Holdings, Inc.	1,733	46,756
AMERCO	83	29,657
Armstrong World Industries, Inc. (1)	295	14,269
Babcock & Wilcox Enterprise, Inc. (1)	866	18,532
BWX Technologies, Inc.	1,873	62,858
Canadian National Railway Co.	272,735	17,035,028
Carlisle Companies, Inc.	1,112	110,644
Caterpillar , Inc.	10,894	833,827
Chicago Bridge & Iron Co.	2,142	78,376
Clean Harbors, Inc. (1)	385	18,996
Colfax Corp. (1)	2,194	62,726
Copa Holdings SA	707	47,899
Crane Co.	1,013	54,560
CSX Corp.	424,501	10,930,901
Cummins, Inc.	968	106,422
Danaher Corp.	10,506	996,599
Deere & Co.	113,571	8,743,831
Donaldson Co., Inc.	279	8,903
Dover Corp.	3,507	225,605
Dun & Bradstreet Corp.	555	57,209
Eaton Corp. Plc	126,605	7,920,409
Emerson Electric Co.	4,545	247,157
Fedex Corp.	3,742	608,898
Flowserve Corp.	1,569	69,679
Fluor Corp.	3,057	164,161
Fortune Brands Home & Security, Inc.	2,264	126,875
GATX Corp.	930	44,175
General Dynamics Corp.	120,389	15,815,503
General Electric Co.	205,606	6,536,215
Genesee & Wyoming, Inc. (1)	756	47,401
Honeywell International, Inc.	227,705	25,514,345
Hubbell, Inc.	1,098	116,311
IDEX Corp.	136	11,272
IHS, Inc. (1)	201	24,956
Ingersoll-Rand Plc	5,379	333,552
ITT Corp.	1,951	71,972
Jacobs Engineering Group, Inc. (1)	394,975	17,201,161
Jetblue Airways Corp. (1)	4,292	90,647
Joy Global, Inc.	758,315	12,186,122
Kansas City Southern	2,418	206,618
KAR Auction Services, Inc.	2,058	78,492
KBR, Inc.	356,535	5,519,162
Kennametal, Inc.	1,674	37,648
Kirby Corp. (1)	1,220	73,554
L-3 Communications Holdings, Inc.	1,696	200,976
Lincoln Electric Holdings, Inc.	121	7,087
Lockheed Martin Corp.	75,619	16,749,609
Macquarie Infrastructure Corp.	1,511	101,902
Manitowoc Foodservice, Inc. (1)	2,873	42,348
ManpowerGroup, Inc.	1,632	132,877
MSC Industrial Direct Co., Inc.	698	53,264
Nielsen Holdings Plc	240,001	12,638,453
Norfolk Southern Corp.	6,664	554,778
Northrop Grumman Corp.	52,031	10,296,935
NOW, Inc. (1)	2,282	40,437
Orbital ATK, Inc.	1,323	115,022
Oshkosh Corp.	1,632	66,700
Owens Corning	245,578	11,610,928
PACCAR, Inc.	724	39,596
Parker-Hannifin Corp.	1,659	184,282
Pentair Plc	3,924	212,916
Pitney Bowes, Inc.	2,602	56,047
Quanta Services, Inc. (1)	2,703	60,980
Raytheon Co.	72,757	8,922,191
Regal-Beloit Corp.	927	58,484
Republic Services, Inc.	5,319	253,450
Rolls-Royce Holdings Plc - ADR	771,000	7,571,220
Roper Technologies, Inc.	1,356	247,836
RR Donnelley & Sons Co.	2,133	34,981
Ryder System, Inc.	1,166	75,533
Spirit Aerosystems Holdings, Inc. (1)	224,721	10,193,345
SPX Corp.	867	13,022
SPX Flow, Inc. (1)	867	21,744
Stanley Black & Decker, Inc.	116,150	12,220,142
Terex Corp.	2,218	55,184
Textron, Inc.	4,689	170,961
The ADT Corp.	3,747	154,601
The Manitowoc Co., Inc.	2,873	12,440
The Timken Co.	1,561	52,278
TransUnion (1)	153	4,224
Trinity Industries, Inc.	3,389	62,053
Triumph Group, Inc.	1,039	32,708
Tyco International Plc	301,929	11,083,814
Union Pacific Corp.	333,540	26,533,107
United Parcel Service, Inc.	203,480	21,461,036
United Technologies Corp.	299,690	29,998,969
Valmont Industries, Inc.	471	58,329
Waste Connections, Inc.	2,740	176,977
Waste Management, Inc.	9,153	540,027
WESCO International, Inc. (1)	933	51,007
Xylem, Inc.	3,964	162,128
		327,926,435
Information Technology - 12.38%
3D Systems Corp. (1)	1,431	22,138
Accenture Plc	156,164	18,021,326
Activision Blizzard, Inc.	11,026	373,120
Alphabet, Inc. - Class C (1)	13,721	10,221,459
Amdocs Ltd.	3,381	204,280
Analog Devices, Inc.	576	34,093
ANSYS, Inc. (1)	1,593	142,510
Apple, Inc.	118,286	12,891,991
Applied Materials, Inc.	10,255	217,201
ARRIS International Plc (1)	2,480	56,842
Arrow Electronics, Inc. (1)	183,955	11,848,541
Atlassian Corporation Plc (1)	112	2,817
Autodesk, Inc. (1)	1,279	74,578
Automatic Data Processing, Inc.	185,809	16,668,925
Avnet, Inc.	281,882	12,487,373
Black Knight Financial Services, Inc. (1)	52	1,614
Booz Allen Hamilton Holding Corp.	143	4,330
Broadcom Ltd.	2,462	380,379
Brocade Communications Systems, Inc.	9,135	96,648
CA, Inc.	6,545	201,521
Cisco Systems, Inc.	555,116	15,804,152
CommScope Holding Co., Inc. (1)	1,247	34,816
Computer Sciences Corp.	3,035	104,374
CoreLogic, Inc. (1)	1,060	36,782
Corning, Inc.	24,326	508,170
Cree, Inc. (1)	2,284	66,464
CSRA, Inc.	3,035	81,641
Cypress Semiconductor Corp.	6,922	59,944
Dolby Laboratories, Inc.	1,072	46,589
DST Systems, Inc.	169	19,058
EchoStar Corp. (1)	938	41,544
EMC Corp.	38,984	1,038,924
Fidelity National Information Services, Inc.	3,523	223,041
First Data Corp. (1)	858	11,102
First Solar, Inc. (1)	1,652	113,112
Fitbit, Inc. (1)	287	4,348
FLIR Systems, Inc.	1,119	36,871
Harris Corp.	2,242	174,562
Hewlett-Packard Enterprise Co.	37,546	665,691
HP, Inc.	37,752	465,105
Ingram Micro, Inc.	3,077	110,495
Intel Corp.	326,738	10,569,974
International Business Machines Corp.	8,824	1,336,395
Jabil Circuit, Inc.	3,447	66,424
Juniper Networks, Inc.	7,106	181,274
Keysight Technologies, Inc. (1)	544	15,091
Lam Research Corp.	991	81,857
Leidos Holdings, Inc.	1,333	67,077
Lexmark International, Inc.	1,310	43,793
Lumentum Holdings, Inc. (1)	947	25,541
Marvell Technology Group Ltd.	9,909	102,162
Match Group, Inc. (1)	152	1,681
Maxim Integrated Products, Inc.	4,067	149,584
Microchip Technology, Inc.	214,300	10,329,260
Micron Technology, Inc. (1)	21,767	227,900
Microsoft Corp.	688,095	38,003,487
National Instruments Corp.	1,917	57,721
NCR Corp. (1)	2,905	86,947
NetApp, Inc.	4,551	124,197
Nuance Communications, Inc. (1)	5,533	103,412
NVIDIA Corp.	11,807	420,683
ON Semiconductor Corp. (1)	669	6,416
Oracle Corp.	1,010,993	41,359,724
Paychex, Inc.	885	47,799
QUALCOMM, Inc.	483,511	24,726,752
Samsung Electronic Co. Ltd.	25,741	29,540,553
SanDisk Corp.	4,543	345,631
Square, Inc. (1)	148	2,261
SS&C Technologies Holdings, Inc.	181	11,479
SunEdison, Inc. (1)	441	238
SunPower Corp. (1)	1,107	24,730
Symantec Corp.	14,886	273,605
Synopsys, Inc. (1)	3,141	152,150
Teradata Corp. (1)	738	19,365
Teradyne, Inc.	4,688	101,214
Texas Instruments, Inc.	217,400	12,483,108
Trimble Navigation Ltd. (1)	5,369	133,151
Viavi Solutions, Inc. (1)	5,094	34,945
Western Digital Corp.	4,912	232,043
Xerox Corp.	22,130	246,971
Xilinx, Inc.	4,349	206,273
Yahoo!, Inc. (1)	20,523	755,452
Zillow Group, Inc. - Class A (1)	358	9,147
Zillow Group, Inc. - Class C (1)	716	16,991
Zynga, Inc. (1)	16,353	37,285
		276,360,214
Materials - 6.93%
Air Products & Chemicals, Inc.	83,331	12,003,831
Airgas, Inc.	1,151	163,028
Albemarle Corp.	2,454	156,884
Alcoa, Inc.	28,604	274,026
Allegheny Technologies, Inc.	2,320	37,816
AptarGroup, Inc.	1,116	87,506
Ashland, Inc.	1,252	137,670
Avery Dennison Corp.	129	9,302
Bemis, Inc.	1,898	98,278
Cabot Corp.	1,348	65,149
Celanese Corp.	167,790	10,990,245
Chemours Co.	1,969	13,783
CRH Plc - ADR	427,300	12,041,314
Crown Holdings, Inc. (1)	1,706	84,601
Domtar Corp.	1,340	54,270
Dow Chemical Co.	21,253	1,080,928
DuPont	10,672	675,751
Eastman Chemical Co.	2,442	176,386
Ecolab, Inc.	74,286	8,284,375
FMC Corp.	248,101	10,015,837
Freeport-McMoRan, Inc.	27,370	283,006
Goldcorp, Inc.	1,404,135	22,789,111
Graphic Packaging Holding Co.	2,956	37,985
Huntsman Corp.	1,517	20,176
International Paper Co.	426	17,483
Kinross Gold Corp. (1)	3,324,070	11,301,838
Lyondellbasell Industries NV	111,900	9,576,402
Martin Marietta Materials, Inc.	1,269	202,418
Newmont Mining Corp.	11,565	307,398
Nucor Corp.	254,818	12,052,891
Owens-Illinois, Inc. (1)	3,301	52,684
Platform Specialty Products Corp. (1)	2,358	20,279
Praxair, Inc.	147,893	16,926,354
Reliance Steel & Aluminum Co.	1,623	112,295
Royal Gold, Inc.	1,343	68,882
Scotts Miracle-Gro Co.	94	6,840
Sonoco Products Co.	2,207	107,194
Southern Copper Corp.	1,629	45,140
Steel Dynamics, Inc.	4,697	105,729
Tahoe Resources, Inc.	3,050	30,591
The Mosaic Co.	878,601	23,722,227
United States Steel Corp.	3,078	49,402
Vulcan Materials Co.	2,519	265,931
Westlake Chemical Corp.	854	39,540
WestRock Co.	5,161	201,434
		154,794,210
Telecommunication Services - 1.22%
AT&T, Inc.	113,458	4,444,150
Centurylink, Inc.	12,327	393,971
Frontier Communications Corp.	25,527	142,696
Level 3 Communications, Inc. (1)	5,570	294,374
SBA Communications Corp. (1)	1,435	143,744
Sprint Corp. (1)	16,236	56,501
Telephone & Data Systems, Inc.	2,056	61,865
T-Mobile US, Inc. (1)	5,998	229,723
United States Cellular Corp. (1)	282	12,885
Verizon Communications, Inc.	219,016	11,844,385
Vodafone Group Plc - ADR	297,900	9,547,695
Zayo Group Holdings, Inc. (1)	441	10,690
		27,182,679
Utilities - 0.68%
AES Corp.	14,925	176,115
AGL Resources, Inc.	2,604	169,625
Alliant Energy Corp.	2,469	183,397
Ameren Corp.	5,346	267,835
American Electric Power Co., Inc.	10,712	711,277
American Water Works Co., Inc.	3,933	271,102
Aqua America, Inc.	3,872	123,207
Atmos Energy Corp.	2,207	163,892
Avangrid, Inc.	1,209	48,493
Calpine Corp. (1)	7,198	109,194
CenterPoint Energy, Inc.	9,399	196,627
CMS Energy Corp.	6,078	257,950
Consolidated Edison, Inc.	6,404	490,674
Dominion Resources, Inc.	12,331	926,305
DTE Energy Co.	3,922	355,569
Duke Energy Corp.	15,119	1,219,801
Edison International	7,108	510,994
Entergy Corp.	3,924	311,095
Eversource Energy	6,943	405,055
Exelon Corp.	20,091	720,463
FirstEnergy Corp.	9,221	331,679
Great Plains Energy, Inc.	3,371	108,715
Hawaiian Electric Industries, Inc.	2,347	76,043
ITC Holdings Corp.	2,141	93,283
MDU Resources Group, Inc.	4,256	82,822
National Fuel Gas Co.	1,846	92,392
Nextera Energy, Inc.	9,710	1,149,081
NiSource, Inc.	6,937	163,436
NRG Energy, Inc.	6,957	90,511
OGE Energy Corp.	4,365	124,970
PG&E Corp.	10,489	626,403
Pinnacle West Capital Corp.	2,422	181,820
PPL Corp.	14,603	555,936
Public Service Enterprise Group, Inc.	11,039	520,378
Questar Corp.	3,840	95,232
SCANA Corp.	3,123	219,078
Sempra Energy	5,425	564,471
TECO Energy, Inc.	5,137	141,422
TerraForm Power, Inc.	1,111	9,610
The Southern Co.	19,865	1,027,616
UGI Corp.	3,769	151,853
Vectren Corp.	1,806	91,311
WEC Energy Group, Inc.	6,896	414,243
Westar Energy, Inc.	3,086	153,096
Xcel Energy, Inc.	11,073	463,073
		15,147,144
Total Common Stocks (Cost $2,142,592,775)		$2,088,914,177

SHORT-TERM INVESTMENTS - 6.04%
Money Market Fund - 6.04%
Goldman Sachs Financial Square Government Fund - Class I, 0.25%	67,402,534	$67,402,534
JPMorgan U.S. Government Money Market Fund - Class I, 0.23%	67,402,535	67,402,535
Total Short-Term Investments (Cost $134,805,069)		$134,805,069

TOTAL INVESTMENTS IN SECURITIES - 99.59%
(Cost $2,277,397,844)		$2,223,719,246
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.41%		9,044,918
TOTAL NET ASSETS - 100.00%		$2,232,764,164

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(1) Non-income producing security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
15	E-Mini S&P 500 Futures	Morgan Stanley	Jun. 2016	$1,499,632	$1,538,625	$38,993
						$38,993

Bridge Builder Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.47%
Consumer Discretionary - 15.53%
1-800-Flowers.Com, Inc. (1)	4,235	$33,372
2u, Inc. (1)	4,452	100,615
Aaron's, Inc.	42,671	1,071,042
Advance Auto Parts, Inc.	106,869	17,135,375
AMC Entertainment Holdings, Inc.	315	8,817
AMC Networks, Inc. (1)	1,375	89,292
American Axle & Manufacturing Holdings, Inc. (1)	12,944	199,208
American Eagle Outfitters, Inc.	27,098	451,724
America's Car-Mart, Inc. (1)	267	6,675
Aramark	4,061	134,500
Arctic Cat, Inc.	852	14,314
Asbury Automotive Group, Inc. (1)	4,325	258,808
Ascena Retail Group, Inc. (1)	5,245	58,010
AutoNation, Inc. (1)	1,573	73,428
Autozone, Inc. (1)	717	571,227
Bassett Furniture Industries, Inc.	888	28,292
Bed Bath & Beyond, Inc. (1)	3,930	195,085
Big Lots, Inc.	8,405	380,662
BJ's Restaurants, Inc. (1)	3,369	140,049
Black Diamond, Inc. (1)	136	615
Bloomin Brands, Inc.	168,275	2,838,799
Blue Nile, Inc.	2,001	51,446
Bob Evans Farms, Inc.	290	13,540
Bojangles, Inc. (1)	1,523	25,906
Boot Barn Holdings, Inc. (1)	2,043	19,204
Borgwarner, Inc.	5,189	199,258
Boyd Gaming Corp. (1)	14,153	292,401
Bravo Brio Restaurant Group, Inc. (1)	2,405	18,639
Bright Horizons Family Solutions, Inc. (1)	17,079	1,106,378
Brinker International, Inc.	1,311	60,240
Brunswick Corp.	1,568	75,233
Buckle, Inc.	4,749	160,849
Buffalo Wild Wings, Inc. (1)	74,728	11,068,711
Build-A-Bear Workshop, Inc. (1)	203	2,637
Burlington Stores, Inc. (1)	11,479	645,579
Cabela's, Inc. (1)	165,604	8,063,259
Cablevision Systems Corp.	670	22,110
CalAtlantic Group, Inc.	2,849	95,214
Caleres, Inc.	654	18,502
Callaway Golf Co.	111,340	1,015,421
Capella Education Company	2,029	106,807
CarMax, Inc. (1)	200,568	10,249,025
Carmike Cinemas, Inc. (1)	216	6,489
Carriage Services, Inc.	564	12,188
Carrols Restaurant Group, Inc. (1)	5,242	75,694
Carter's, Inc.	1,206	127,088
Cato Corp.	755	29,105
Cavco Industries, Inc. (1)	1,167	109,068
Central European Media Enterprises Ltd. (1)	9,375	23,906
Century Communities, Inc. (1)	285	4,865
Charter Communications, Inc. - Class A (1)	1,720	348,180
Cheesecake Factory, Inc.	8,267	438,895
Chegg, Inc. (1)	4,863	21,689
Cherokee, Inc. (1)	1,323	23,536
Chicos FAS, Inc.	22,608	300,008
Children's Place, Inc.	908	75,791
Chipotle Mexican Grill, Inc. (1)	712	335,331
Choice Hotels International, Inc.	814	43,997
Churchill Downs, Inc.	2,245	331,991
Chuy's Holdings, Inc. (1)	38,319	1,190,571
Cinemark Holdings, Inc.	2,660	95,308
Citi Trends, Inc.	138	2,461
Clear Channel Outdoor Holdings, Inc.	329	1,546
ClubCorp Holdings, Inc.	7,577	106,381
Coach, Inc.	887	35,560
Collectors Universe, Inc.	1,208	20,053
Columbia Sportswear Co.	3,373	202,684
Container Store Group, Inc. (1)	2,696	15,826
Cooper Tire & Rubber Co.	1,063	39,352
Cooper-Standard Holdings, Inc. (1)	171	12,285
Core Mark Holding Company, Inc.	2,026	165,241
Cracker Barrel Old Country Store, Inc.	3,057	466,712
Crocs, Inc. (1)	9,566	92,025
Crown Media Holdings, Inc. (1)	4,960	25,197
CST Brands, Inc.	172,456	6,603,340
Culp, Inc.	1,757	46,069
D. R. Horton, Inc.	3,120	94,318
Dana Holding Corp.	13,773	194,062
Darden Restaurants, Inc.	573	37,990
Dave & Busters Entertainment, Inc. (1)	3,933	152,522
Deckers Outdoor Corp. (1)	3,185	190,813
Del Frisco's Restaurant Group, Inc. (1)	306	5,073
Delphi Automotive Plc	6,624	496,932
Denny's Corp. (1)	9,342	96,783
Destination Xl Group, Inc. (1)	1,262	6,525
Diamond Resorts International, Inc. (1)	7,622	185,215
Dick's Sporting Goods, Inc.	1,455	68,021
Dillard's, Inc.	58	4,925
DineEquity, Inc.	2,730	255,064
Discovery Communications, Inc. - Class A (1)	3,249	93,019
Discovery Communications, Inc. - Class C (1)	5,287	142,749
Dollar General Corp.	6,573	562,649
Dollar Tree, Inc. (1)	5,283	435,636
Domino's Pizza, Inc.	1,155	152,298
Dorman Products, Inc. (1)	4,506	245,217
Drew Industries, Inc.	4,074	262,610
DSW, Inc.	101	2,792
Duluth Holdings, Inc. (1)	820	15,982
Dunkin' Brands Group, Inc.	2,209	104,199
E.W. Scripps Co.	6,494	101,241
El Pollo LoCo Holdings, Inc. (1)	2,337	31,176
Eldorado Resorts, Inc. (1)	3,473	39,731
Empire Resorts, Inc. (1)	547	7,464
Entravision Communication Corp.	10,341	76,937
Escalade, Inc.	427	5,026
Etsy, Inc. (1)	3,363	29,258
Expedia, Inc.	12,140	1,308,935
Express, Inc. (1)	12,886	275,889
Extended Stay America, Inc.	1,377	22,445
Fenix Parts, Inc. (1)	1,489	6,849
Fiesta Restaurant Group, Inc. (1)	4,553	149,247
Finish Line, Inc.	2,163	45,639
Five Below, Inc. (1)	9,234	381,734
Fogo De Chao, Inc. (1)	808	12,613
Foot Locker, Inc.	2,777	179,116
Fossil Group, Inc. (1)	789	35,047
Fox Factory Holding Corp. (1)	2,840	44,900
Francesca's Holdings Corp. (1)	7,154	137,071
Gap, Inc.	5,172	152,057
Gentex Corp.	3,380	53,032
Gentherm, Inc. (1)	69,748	2,900,819
Genuine Parts Co.	3,243	322,224
G-III Apparel Group Ltd. (1)	6,758	330,399
Global Eagle Entertainment, Inc. (1)	7,814	66,575
GNC Holdings, Inc.	1,704	54,102
GoPro, Inc. (1)	2,048	24,494
Grand Canyon Education, Inc. (1)	7,956	340,039
Gray Television, Inc. (1)	138,781	1,626,513
Group 1 Automotive, Inc.	863	50,649
Groupon, Inc. (1)	10,319	41,173
H&R Block, Inc.	5,060	133,685
Hanesbrands, Inc.	9,214	261,125
Harley-Davidson, Inc.	2,407	123,551
Harman International Industries, Inc.	11,863	1,056,282
Hasbro, Inc.	2,074	166,127
Helen Of Troy Corp. (1)	3,033	314,492
Hemisphere Media Group, Inc. (1)	273	3,584
Hibbett Sports, Inc. (1)	3,859	138,538
Hilton Worldwide Holdings, Inc.	11,916	268,348
Hooker Furniture Corp.	91	2,989
Horizon Global Corp. (1)	155	1,950
Houghton Mifflin Harcourt Co. (1)	1,443	28,773
HSN, Inc.	5,512	288,333
Imax Corp. (1)	65,881	2,048,240
Installed Building Products, Inc. (1)	3,384	90,048
International Game Technology Plc	1,458	26,609
Interpublic Group of Companies, Inc.	9,479	217,543
Interval Leisure Group, Inc.	6,637	95,838
iRobot Corp. (1)	921	32,511
Isle Of Capri Casinos, Inc. (1)	4,518	63,252
Jack In The Box, Inc.	5,922	378,238
JAKKS Pacific, Inc. (1)	585	4,352
Jamba, Inc. (1)	2,246	27,761
Jarden Corp. (1)	4,844	285,554
John Wiley & Sons, Inc.	127,500	6,233,475
Journal Media Group, Inc.	279	3,337
Kate Spade & Co. (1)	2,930	74,774
Kirkland's, Inc.	2,914	51,024
Kona Grill, Inc. (1)	745	9,648
Krispy Kreme Doughnuts, Inc. (1)	95,506	1,488,939
L Brands, Inc.	5,678	498,585
La Quinta Holdings, Inc. (1)	16,941	211,762
Lands End, Inc. (1)	500	12,755
La-Z-Boy, Inc.	3,298	88,189
Lear Corp.	1,351	150,191
Leggett & Platt, Inc.	3,163	153,089
Lennar Corp. - Class A	1,568	75,828
Lennar Corp. - Class B	84	3,252
LGI Homes, Inc. (1)	649	15,712
Libbey, Inc.	3,532	65,695
Liberty Interactive Corp. (1)	5,085	128,396
Liberty Tax, Inc.	946	18,532
Liberty TripAdvisor Holdings, Inc. (1)	3,658	81,061
Liberty Venture Group (1)	3,254	127,296
Lifelock, Inc. (1)	16,056	193,796
Lions Gate Entertainment Corp.	2,179	47,611
Lithia Motors, Inc.	3,866	337,618
Live Nation Entertainment, Inc. (1)	3,343	74,582
LKQ Corp. (1)	63,753	2,035,633
Loral Space and Communications, Inc. (1)	2,182	76,654
Lululemon Athletica, Inc. (1)	2,560	173,338
M.D.C. Holdings, Inc.	2,362	59,192
M/I Homes, Inc. (1)	820	15,293
Macy's, Inc.	5,200	229,268
Malibu Boats, Inc. (1)	3,154	51,726
Marine Products Corp.	1,726	13,100
Marinemax, Inc. (1)	2,289	44,567
Marriott International, Inc.	4,496	320,025
Marriott Vacations Worldwide Corp.	2,465	166,387
Mattress Firm Holding Corp. (1)	41,031	1,739,304
MCBC Holdings, Inc. (1)	1,016	14,305
MDC Partners, Inc.	142,180	3,355,448
Meritage Homes Corp. (1)	478	17,428
Metaldyne Performance Group, Inc.	1,196	20,105
MGM Resorts International (1)	714	15,308
Michael Kors Holdings Ltd. (1)	4,223	240,542
Mohawk Industries, Inc. (1)	994	189,755
Monarch Casino & Resort, Inc. (1)	796	15,490
Monro Muffler Brake, Inc.	45,301	3,237,662
Morgans Hotel Group Co. (1)	8,684	11,984
Morningstar, Inc.	438	38,662
Motorcar Parts of America, Inc. (1)	2,819	107,066
MSG Network, Inc. (1)	1,411	24,396
Murphy USA, Inc. (1)	58	3,564
National Cinemedia, Inc.	149,334	2,271,370
Nautilus, Inc. (1)	5,364	103,632
Netflix, Inc. (1)	16,630	1,700,085
New Home Company, Inc. (1)	451	5,529
New York Times Co.	4,676	58,263
Newell Rubbermaid, Inc.	3,106	137,565
Nexstar Broadcasting Group, Inc.	5,359	237,243
Noodles & Co. (1)	1,357	16,094
Nordstrom, Inc.	2,925	167,339
Norwegian Cruise Line Holdings Ltd. (1)	2,770	153,153
NutriSystem, Inc.	4,872	101,679
NVR, Inc. (1)	93	161,113
Office Depot, Inc. (1)	2,225	15,797
Ollie's Bargain Outlet Holdings, Inc. (1)	94,695	2,218,704
Omnicom Group, Inc.	5,605	466,504
O'Reilly Automotive, Inc. (1)	5,907	1,616,510
Outerwall, Inc.	2,974	110,008
Overstock.Com, Inc. (1)	2,003	28,803
Oxford Industries, Inc.	2,494	167,672
Panera Bread Co. (1)	9,031	1,849,820
Papa John's International, Inc.	4,687	253,989
Papa Murphy's Holdings, Inc. (1)	1,684	20,124
Party City Holdings, Inc. (1)	4,358	65,544
Penn National Gaming, Inc. (1)	1,749	29,191
Penske Automotive Group, Inc.	367	13,909
Performance Sports Group Ltd. (1)	802	2,550
Petmed Express, Inc.	3,371	60,375
Pier 1 Imports, Inc.	14,253	99,914
Planet Fitness, Inc. (1)	1,683	27,332
Polaris Industries, Inc.	72,975	7,186,578
Pool Corp.	7,391	648,486
Popeyes Louisiana Kitchen, Inc. (1)	57,956	3,017,189
Potbelly Corp. (1)	56,426	767,958
Ralph Lauren Corp.	75	7,219
Reading International, Inc. (1)	625	7,487
Red Robin Gourmet Burgers, Inc. (1)	2,418	155,888
Regal Entertainment Group	1,900	40,166
Restoration Hardware Holdings, Inc. (1)	5,671	237,615
Ross Stores, Inc.	250,134	14,482,759
Ruth's Hospitality Group, Inc.	3,932	72,388
Sally Beauty Holdings, Inc. (1)	218,355	7,070,335
Scientific Games Corp. (1)	8,615	81,239
Scripps Networks Interactive, Inc.	2,096	137,288
Sears Holdings Corp. (1)	49	750
SeaWorld Entertainment, Inc.	11,593	244,149
Select Comfort Corp. (1)	8,338	161,674
Sequential Brands Group, Inc. (1)	4,836	30,902
Service Corp. International	4,640	114,515
Servicemaster Global Holdings, Inc. (1)	2,358	88,849
Shake Shack, Inc. (1)	886	33,066
Shutterfly, Inc. (1)	3,803	176,345
Signet Jewelers Ltd.	77,182	9,572,883
Sinclair Broadcast Group, Inc.	11,322	348,151
Sirius XM Holdings, Inc. (1)	49,082	193,874
Six Flags Entertainment Corp.	1,650	91,558
Skechers USA, Inc. (1)	2,817	85,778
Skullcandy, Inc. (1)	1,339	4,767
Smith & Wesson Holding Corp. (1)	9,139	243,280
Sonic Corp.	6,061	213,105
Sotheby's	9,405	251,396
Sportsman's Warehouse Holdings, Inc. (1)	1,412	17,791
Starwood Hotels & Resorts Worldwide, Inc.	121,401	10,128,485
Starz (1)	1,980	52,133
Steven Madden Ltd. (1)	47,503	1,759,511
Stoneridge, Inc. (1)	4,731	68,883
Strattec Security Corp.	85	4,878
Strayer Education, Inc. (1)	740	36,075
Sturm, Ruger & Company, Inc.	3,193	218,337
Superior Uniform Group, Inc.	1,299	23,148
Tailored Brands, Inc.	8,241	147,514
Tempur Sealy International, Inc. (1)	1,400	85,106
Tenneco, Inc. (1)	9,796	504,592
Texas Roadhouse, Inc.	66,195	2,884,778
The Habit Restaurants, Inc. (1)	1,998	37,223
The Madison Square Garden Co. (1)	472	78,522
The Michaels Companies, Inc. (1)	1,439	40,249
Thor Industries, Inc.	1,046	66,703
Tiffany & Co.	1,954	143,385
Tile Shop Holdings, Inc. (1)	4,587	68,392
Toll Brothers, Inc. (1)	1,407	41,521
Topbuild Corp. (1)	885	26,320
Tower International, Inc.	2,014	54,781
Tractor Supply Co.	123,915	11,209,351
Travelport Worldwide Ltd.	12,725	173,824
Tri Pointe Homes, Inc. (1)	1,744	20,544
Tribune Publishing Co.	2,622	20,242
TripAdvisor, Inc. (1)	108,043	7,184,859
Tuesday Morning Corp. (1)	6,113	50,004
Tumi Holdings, Inc. (1)	9,518	255,273
Tupperware Brands Corp.	57,583	3,338,662
Ulta Salon Cosmetics & Fragrance, Inc. (1)	12,724	2,465,148
Under Armour, Inc. (1)	70,119	5,948,195
Unifi, Inc. (1)	173	3,963
Universal Electronics, Inc. (1)	2,035	126,150
Urban Outfitters, Inc. (1)	2,001	66,213
Vail Resorts, Inc.	6,254	836,160
Vince Holding Corp. (1)	3,470	21,965
Vista Outdoor, Inc. (1)	31,266	1,623,018
Visteon Corp.	928	73,860
Vitamin Shoppe, Inc. (1)	284	8,793
VOXX International Corp. (1)	91	407
Wayfair, Inc. (1)	3,411	147,423
Weight Watchers International, Inc. (1)	4,397	63,888
Weyco Group, Inc.	51	1,358
Whirlpool Corp.	137	24,707
William Lyon Homes (1)	580	8,404
Williams-Sonoma, Inc.	2,103	115,118
Wingstop, Inc. (1)	1,051	23,837
Winmark Corp.	374	36,645
Winnebago Industries, Inc.	4,123	92,561
Wolverine World Wide, Inc.	17,509	322,516
World Wrestling Entertainment, Inc.	5,063	89,413
Wyndham Worldwide Corp.	2,580	197,189
Wynn Resorts Ltd.	1,650	154,160
Zagg, Inc. (1)	4,473	40,302
Zoe's Kitchen, Inc. (1)	3,317	129,330
Zumiez, Inc. (1)	2,679	53,366
		218,948,183
Consumer Staples - 6.39%
Alico, Inc.	72	1,988
Amplify Snack Brands, Inc. (1)	1,573	22,525
Arcadia Biosciences, Inc. (1)	550	1,529
B&G Foods, Inc.	10,112	351,999
Blue Buffalo Pet Products, Inc. (1)	165,577	4,248,706
Boston Beer, Inc. (1)	1,566	289,820
Brown Forman Corp. - Class A	579	61,773
Brown Forman Corp. - Class B	2,497	245,880
Calavo Growers, Inc.	30,031	1,713,569
Cal-Maine Foods, Inc.	5,325	276,421
Campbell Soup Co.	2,353	150,098
Casey's General Stores, Inc.	109,148	12,368,651
Castle Brands, Inc. (1)	12,291	11,555
Central Garden & Pet Co. (1)	872	14,205
Church & Dwight Co., Inc.	3,003	276,817
Clorox Co.	2,387	300,905
Coca-Cola Bottling Co. Consolidated	731	116,785
Coca-Cola Enterprises, Inc.	5,345	271,205
ConAgra Foods, Inc.	1,332	59,434
Constellation Brands, Inc.	3,754	567,192
Coty, Inc.	1,787	49,732
Craft Brew Alliance, Inc. (1)	752	6,189
Dean Foods Co.	7,471	129,398
Diplomat Pharmacy, Inc. (1)	6,143	168,318
Dr Pepper Snapple Group, Inc.	4,399	393,359
Fairway Group Holdings Corp. (1)	507	177
Farmer Brothers Co. (1)	1,308	36,454
Flowers Foods, Inc.	600,560	11,086,338
Freshpet, Inc. (1)	3,417	25,047
Herbalife Ltd. (1)	1,434	88,277
Hormel Foods Corp.	6,140	265,494
HRG Group, Inc. (1)	6,057	84,374
Ingles Markets, Inc.	667	25,012
Ingredion, Inc.	202	21,572
Inter Parfums, Inc.	1,148	35,473
Inventure Foods, Inc. (1)	3,437	19,419
J & J Snack Foods Corp.	17,559	1,901,288
John B. Sanfilippo & Son, Inc.	368	25,425
Kellogg Co.	5,157	394,768
Lancaster Colony Corp.	2,036	225,120
Landec Corp. (1)	1,014	10,647
Lifeway Foods, Inc. (1)	774	8,382
Limoneira Co.	1,939	29,473
McCormick & Co, Inc.	2,932	291,675
Mead Johnson Nutrition Co	96,378	8,189,239
Medifast, Inc.	1,872	56,516
MGP Ingredients, Inc.	1,797	43,559
Molson Coors Brewing Co.	67,000	6,444,060
Monster Beverage Corp. (1)	16,728	2,231,181
National Beverage Corp. (1)	1,825	77,234
Natural Grocers by Vitamin Cottage, Inc. (1)	1,544	32,841
Natural Health Trends Corp.	1,266	41,968
Nu Skin Enterprises, Inc.	283	10,825
Orchids Paper Products Company	502	13,810
Performance Food Group Co. (1)	1,719	40,139
Pilgrim's Pride Corp. (1)	159	4,039
PriceSmart, Inc.	3,287	278,014
Revlon, Inc. (1)	602	21,919
Rite Aid Corp. (1)	13,482	109,878
Seaboard Corp. (1)	4	12,012
Snyder's-Lance, Inc.	168,412	5,301,599
Spectrum Brands Holdings, Inc.	580	63,382
Sprouts Farmers Market, Inc. (1)	3,519	102,192
Synutra International, Inc. (1)	3,498	17,385
Sysco Corp.	4,251	198,649
The Chefs' Warehouse, Inc. (1)	3,213	65,192
The Fresh Market, Inc. (1)	7,304	208,383
The Hain Celestial Group, Inc. (1)	2,355	96,343
The Hershey Co.	3,343	307,857
The J. M. Smucker Co.	59,000	7,660,560
Tootsie Roll Industries, Inc.	1,149	40,160
Treehouse Foods, Inc. (1)	145,062	12,584,128
Tyson Foods, Inc.	345	22,998
United Natural Foods, Inc. (1)	7,812	314,824
Usana Health Sciences, Inc. (1)	906	110,006
Vector Group Ltd.	14,597	333,395
WD-40 Co.	2,467	266,461
WhiteWave Foods Co. (1)	24,475	994,664
Whole Foods Market, Inc.	229,893	7,151,971
		90,119,851
Energy - 2.69%
Cabot Oil & Gas Corp.	10,660	242,089
Carrizo Oil & Gas, Inc. (1)	69,446	2,147,270
Continental Resources, Inc. (1)	646	19,613
Core Laboratories NV	134,160	15,080,926
CVR Energy, Inc.	124	3,236
Delek US Holdings, Inc.	5,422	82,631
Denbury Resources, Inc.	922,000	2,046,840
Energy Fuels, Inc. (1)	4,705	10,398
Evolution Petroleum Corp.	3,592	17,457
Fairmount Santrol Holdings, Inc. (1)	10,205	25,615
FMC Technologies, Inc. (1)	3,447	94,310
Forum Energy Technologies, Inc. (1)	123,847	1,634,780
Franks International	200,000	3,296,000
Gener8 Maritime, Inc. (1)	327	2,309
Hallador Energy Company	384	1,755
Hollyfrontier Corp.	625	22,075
ION Geophysical Corp. (1)	325	2,626
Isramco, Inc. (1)	149	12,173
Matador Resources Co. (1)	8,021	152,078
Memorial Resource Development Corp. (1)	2,041	20,777
Oceaneering International, Inc.	157,227	5,226,225
Oil States International, Inc. (1)	32,931	1,037,985
ONEOK, Inc.	2,154	64,318
Panhandle Oil And Gas, Inc.	1,150	19,907
Par Petroleum Corp. (1)	2,516	47,200
Parsley Energy, Inc. (1)	6,034	136,368
PHI, Inc. (1)	162	3,060
Range Resources Corp.	22,760	736,969
Rice Energy, Inc. (1)	77,225	1,078,061
Rignet, Inc. (1)	2,071	28,331
RPC, Inc.	49,261	698,521
RSP Permian, Inc. (1)	70,697	2,053,041
SemGroup Corp.	7,444	166,746
Solazyme, Inc. (1)	13,452	27,308
Synergy Resources Corp. (1)	122,149	949,098
Targa Resources Corp.	1,798	53,688
Teekay Corp.	419	3,629
Tesoro Corp.	176	15,138
Ultra Petroleum Corp. (1)	14,171	7,057
Uranium Energy Corp. (1)	19,546	14,620
US Silica Holdings, Inc.	10,790	245,149
Western Refining, Inc.	12,099	351,960
World Fuel Services Corp.	300	14,574
		37,893,911
Financials - 12.32%
Affiliated Managers Group, Inc. (1)	50,235	8,158,164
Alexander's, Inc.	354	134,715
Allied World Assurance Co. Holdings AG	288,000	10,062,720
Ally Financial, Inc. (1)	814	15,238
Altisource Asset Management Corp. (1)	298	3,516
Altisource Portfolio Solutions S.A. (1)	2,325	56,149
American Assets Trust, Inc.	78,881	3,148,930
Ameriprise Financial, Inc.	3,216	302,336
Amerisafe, Inc.	39,719	2,086,836
Amtrust Financial Services, Inc.	106	2,743
Aon Plc	6,467	675,478
Arthur J. Gallagher & Co.	196,641	8,746,592
Artisan Partners Asset Management, Inc.	815	25,135
Ashford, Inc. (1)	188	8,571
Associated Capital Group, Inc. (1)	1,100	30,822
Atlas Financial Holdings, Inc. (1)	939	17,033
Bank Of The Ozarks, Inc.	13,144	551,654
BGC Partners, Inc.	31,225	282,586
BNC Bancorp	627	13,242
Bofi Holding, Inc. (1)	10,417	222,299
Boston Properties, Inc.	3,213	408,308
Cardinal Financial Corp.	245	4,986
Caretrust REIT, Inc.	8,572	108,864
CBOE Holdings, Inc.	1,916	125,172
CBRE Group, Inc. (1)	6,560	189,059
Central Pacific Financial Corp.	94,522	2,057,744
Cohen & Steers, Inc.	3,408	132,639
Columbia Property Trust, Inc.	351	7,718
Commerce Bancshares, Inc.	217,875	9,793,481
Consolidated-Tomoka Land Co.	262	12,089
CoreSite Realty Corp.	4,143	290,051
Corporate Office Properties Trust	101,555	2,664,803
Cowen Group, Inc. (1)	1,427	5,437
Crawford & Co.	1,376	8,916
Credit Acceptance Corp (1)	195	35,402
Crown Castle International Corp.	7,658	662,417
Cubesmart	23,488	782,150
Cullen/Frost Bankers, Inc.	147,000	8,101,170
CyrusOne, Inc.	11,383	519,634
Diamond Hill Investment Group, Inc.	511	90,631
Digital Realty Trust, Inc.	1,926	170,432
Dupont Fabros Technology, Inc.	3,932	159,364
Eagle Bancorp, Inc. (1)	54,825	2,631,600
Easterly Government Properties, Inc.	2,616	48,448
Eastgroup Properties, Inc.	1,088	65,683
Eaton Vance Corp.	2,707	90,739
eHealth, Inc. (1)	2,972	27,907
Empire State Realty Trust, Inc.	1,206	21,141
Employers Holdings, Inc.	3,254	91,568
Encore Capital Group, Inc. (1)	33,091	851,762
Endurance Specialty Holdings Ltd.	171,500	11,205,810
Enova International, Inc. (1)	4,055	25,587
Equinix, Inc.	1,569	518,884
Equity Lifestyle Properties, Inc.	1,935	140,733
Equity One, Inc.	1,403	40,210
Erie Indemnity Co.	558	51,888
Essent Group Ltd. (1)	9,460	196,768
Evercore Partners, Inc.	58,828	3,044,349
Extra Space Storage, Inc.	2,818	263,370
Federal Realty Investment Trust	1,577	246,091
Federated Investors, Inc.	2,153	62,114
Fifth Street Asset Management, Inc.	1,153	3,528
Financial Engines, Inc.	72,699	2,284,930
First Cash Financial Services, Inc.	4,384	201,927
First Financial Bankshares, Inc.	6,159	182,183
First Midwest Bancorp, Inc.	137,103	2,470,596
First Republic Bank	107,590	7,169,798
Four Corners Property Trust, Inc.	269	4,829
Gain Capital Holdings, Inc.	765	5,018
Gamco Investors, Inc.	1,087	40,284
Gaming and Leisure Properties, Inc.	275	8,503
Great Western Bancorp, Inc.	73,602	2,007,127
Greenhill & Co, Inc.	4,977	110,489
HCI Group, Inc.	243	8,092
Healthcare Trust of America, Inc.	283	8,326
Heritage Insurance Holdings, Inc.	2,769	44,221
HFF, Inc.	89,528	2,464,706
Hilltop Holdings, Inc. (1)	63,477	1,198,446
Home Bancshares, Inc.	7,824	320,393
Homestreet, Inc. (1)	1,418	29,509
Houlihan Lokey, Inc.	725	18,052
Hudson Pacific Properties, Inc.	74,587	2,157,056
Impac Mortgage Holdings, Inc. (1)	1,382	19,168
Interactive Brokers Group, Inc.	112	4,404
Intercontinental Exchange, Inc.	956	224,794
INTL FCStone, Inc. (1)	716	19,139
Invesco Ltd.	1,234	37,970
Investment Technology Group, Inc.	482	10,652
Iron Mountain, Inc.	1,897	64,327
James River Group Holdings Ltd.	97,963	3,160,286
Janus Capital Group, Inc.	2,143	31,352
Jones Lang LaSalle, Inc.	69,110	8,107,985
KCG Holdings, Inc. (1)	802	9,584
Kennedy-Wilson Holdings, Inc.	1,508	33,025
Ladenburg Thalmann Financial Services, Inc. (1)	2,521	6,302
Lamar Advertising Co.	1,859	114,328
Lazard Ltd.	113,664	4,410,163
Legg Mason, Inc.	734	25,455
LendingClub Corp. (1)	1,534	12,732
Lendingtree, Inc. (1)	11,036	1,079,100
Leucadia National Corp.	1,007	16,283
LPL Financial Holdings, Inc.	1,751	43,425
LTC Properties, Inc.	590	26,692
Maiden Holdings Ltd.	1,089	14,092
Marcus & Millichap, Inc. (1)	2,330	59,159
Markel Corp. (1)	33	29,422
MarketAxess Holdings, Inc.	17,372	2,168,547
McGraw Hill Financial, Inc.	6,280	621,594
Medley Management, Inc.	1,354	7,447
Meridian Bancorp, Inc.	1,316	18,319
MGIC Investment Corp. (1)	25,851	198,277
Moelis & Co.	2,662	75,148
Moody's Corp.	4,073	393,289
MSCI, Inc.	2,357	174,607
National General Holdings Corp.	382	8,247
National Health Investors, Inc.	2,329	154,925
National Interstate Corp.	245	7,330
National Storage Affiliates Trust Co.	3,959	83,931
Northern Trust Corp.	150,000	9,775,500
NorthStar Asset Management Group, Inc.	4,451	50,519
OM Asset Management Plc	4,411	58,887
Omega Healthcare Investors, Inc.	1,143	40,348
On Deck Capital, Inc. (1)	1,921	14,965
Patriot National, Inc. (1)	1,534	11,812
Pebblebrook Hotel Trust	47,325	1,375,738
Pinnacle Financial Partners, Inc.	383	18,790
Post Properties, Inc.	423	25,270
Potlatch Corp.	5,150	162,225
PRA Group, Inc. (1)	106,514	3,130,446
Prosperity Bancshares, Inc.	163,800	7,598,682
PS Business Parks, Inc.	403	40,506
Pzena Investment Management, Inc.	2,172	16,399
QTS Realty Trust, Inc.	4,675	221,501
Realogy Holdings Corp. (1)	1,225	44,235
Regional Management Corp. (1)	247	4,226
Renasant Corp.	367	12,078
Resource America, Inc.	389	2,245
Retail Opportunity Investments Corp.	103,663	2,085,700
RLJ Lodging Trust	7,928	181,393
Ryman Hospitality Properties, Inc.	7,581	390,270
Sabra Health Care REIT, Inc.	1,884	37,850
Saul Centers, Inc.	1,665	88,278
SEI Investments Co.	3,198	137,674
Signature Bank (1)	45,197	6,152,216
SLM Corp. (1)	8,995	57,208
South Street Financial Corp.	47,677	3,062,294
Sovran Self Storage, Inc.	5,881	693,664
State National Companies, Inc.	372	4,687
Stonegate Mortgage Corp. (1)	666	3,823
Sun Communities, Inc.	1,528	109,420
SVB Financial Group (1)	47,594	4,856,968
T. Rowe Price Group, Inc.	5,978	439,144
Talmer BanCorp., Inc.	119,096	2,154,447
Tanger Factory Outlet Centers, Inc.	2,202	80,131
Taubman Centers, Inc.	527	37,538
TD Ameritrade Holding Corp.	5,217	164,492
Terreno Realty Corp.	121,136	2,840,639
Texas Capital Bancshares, Inc. (1)	30,317	1,163,566
The Howard Hughes Corp. (1)	368	38,968
Third Point Reinsurance Ltd. (1)	1,128	12,825
United Financial Bancorp, Inc.	1,520	19,137
Universal Health Realty Income Trust	347	19,519
Universal Insurance Holdings, Inc.	5,421	96,494
Urban Edge Properties	15,462	399,538
Virtu Financial, Inc.	3,279	72,499
Virtus Investment Partners, Inc.	72	5,624
Waddell & Reed Financial, Inc.	1,815	42,725
Walker & Dunlop, Inc. (1)	2,352	57,083
Welltower, Inc.	3,627	251,496
Western Alliance Bancorporation (1)	63,232	2,110,684
Westwood Holdings Group, Inc.	1,331	78,063
Weyerhaeuser Co.	3,663	113,480
WisdomTree Investments, Inc.	19,343	221,090
World Acceptance Corp. (1)	785	29,767
WSFS Financial Corp.	221	7,187
ZAIS Group Holdings, Inc. (1)	385	1,871
		173,633,215
Healthcare - 17.64%
AAC Holdings, Inc. (1)	35,618	704,880
Abaxis, Inc.	3,779	171,529
Abeona Therapeutics, Inc. (1)	1,942	4,972
ABIOMED, Inc. (1)	19,342	1,833,815
Acadia Healthcare Co., Inc. (1)	34,108	1,879,692
ACADIA Pharmaceuticals, Inc. (1)	13,164	368,065
Accelerate Diagnostics, Inc. (1)	4,160	59,779
Acceleron Pharma, Inc. (1)	4,146	109,413
Accuray, Inc. (1)	13,356	77,198
Aceto Corp.	4,309	101,520
Achillion Pharmaceuticals, Inc. (1)	19,953	154,037
Aclaris Therapeutics, Inc. (1)	922	17,472
Acorda Therapeutics, Inc. (1)	6,630	175,363
Addus Homecare Corp. (1)	106	1,822
Adeptus Health, Inc. (1)	1,071	59,483
Aduro Biotech, Inc. (1)	1,455	18,639
Advaxis, Inc. (1)	5,127	46,297
Aegerion Pharmaceuticals, Inc. (1)	4,364	16,147
Aerie Pharmaceuticals, Inc. (1)	3,562	43,314
Affimed N.V. (1)	2,534	9,477
Affymetrix, Inc. (1)	3,712	52,005
Agenus, Inc. (1)	10,253	42,652
Agile Therapeutics, Inc. (1)	2,256	14,010
Agios Pharmaceuticals, Inc. (1)	593	24,076
Aimmune Therapeutics, Inc. (1)	1,715	23,255
Air Methods Corp. (1)	6,667	241,479
Akorn, Inc. (1)	44,759	1,053,179
Albany Molecular Research, Inc. (1)	4,241	64,845
Alder Biopharmaceuticals, Inc. (1)	3,957	96,907
Alere, Inc. (1)	1,254	63,465
Alexion Pharmaceuticals, Inc. (1)	44,480	6,192,506
Align Technology, Inc. (1)	86,353	6,277,000
Alimera Sciences, Inc. (1)	5,301	9,277
Alkermes Plc (1)	2,825	96,587
Alliance HealthCare Services, Inc. (1)	456	3,279
Allscripts Healthcare Solutions, Inc. (1)	1,293	17,081
Alnylam Pharmaceuticals, Inc. (1)	1,392	87,376
AMAG Pharmaceuticals, Inc. (1)	5,892	137,873
Amedisys, Inc. (1)	3,790	183,209
Amerisourcebergen Corp.	4,718	408,343
Amicus Therapeutics, Inc. (1)	19,654	166,076
AMN Healthcare Services, Inc. (1)	8,084	271,703
Amphastar Pharmaceuticals, Inc. (1)	3,628	43,536
Amsurg Corp. (1)	2,236	166,806
Anacor Pharmaceuticals, Inc. (1)	6,944	371,157
Analogic Corp.	162	12,800
ANI Pharmaceuticals, Inc. (1)	1,346	45,306
Anika Therapeutics, Inc. (1)	1,929	86,265
Antares Pharma, Inc. (1)	25,923	22,556
Anthera Pharmaceuticals, Inc. (1)	6,627	23,990
Applied Genetic Technologies Corp. (1)	1,493	20,872
Aralez Pharmaceuticals, Inc. (1)	8,811	31,279
Aratana Therapeutics, Inc. (1)	4,560	25,171
Ardelyx, Inc. (1)	3,708	28,811
Arena Pharmaceuticals, Inc. (1)	41,018	80,805
Ariad Pharmaceuticals, Inc. (1)	28,448	181,783
Array Biopharma, Inc. (1)	19,515	57,569
Arrowhead Research Corp. (1)	5,468	26,356
Assembly Biosciences, Inc. (1)	2,168	10,883
Asterias Biotherapeutics, Inc. - Class A (1)	1,836	8,629
Atara Biotherapeutics, Inc. (1)	2,836	53,969
Athenahealth, Inc. (1)	12,650	1,755,567
AtriCure, Inc. (1)	3,612	60,790
Atrion Corp.	233	92,119
aTyr Pharma, Inc. (1)	1,057	4,165
Avalanche Biotechnologies, Inc. (1)	3,195	16,518
Avexis, Inc. (1)	726	19,776
Axovant Sciences Ltd. (1)	2,161	24,808
Bellicum Pharmaceuticals, Inc. (1)	1,321	12,351
BioCryst Pharmaceuticals, Inc. (1)	9,680	27,394
BioDelivery Sciences International, Inc. (1)	7,889	25,481
BioMarin Pharmaceutical, Inc. (1)	74,349	6,132,306
Bio-Rad Laboratories, Inc. (1)	18,127	2,478,323
BioSpecifics Technologies Corp. (1)	832	28,970
Bio-Techne Corp.	18,186	1,718,941
BioTelemetry, Inc. (1)	4,566	53,331
BioTime, Inc. (1)	9,302	26,697
Bluebird Bio, Inc. (1)	821	34,892
Blueprint Medicines Corp. (1)	1,592	28,736
Boston Scientific Corp. (1)	2,397	45,088
Brookdale Senior Living, Inc. (1)	913	14,498
Bruker Corp.	2,549	71,372
C.R. Bard, Inc.	32,703	6,627,917
Cambrex Corp. (1)	5,331	234,564
Cantel Medical Corp.	29,065	2,074,078
Capital Senior Living Corp. (1)	5,065	93,804
Cara Therapeutics, Inc. (1)	3,353	20,856
Carbylan Therapeutics, Inc. (1)	3,532	2,272
Cardiovascular Systems, Inc. (1)	5,026	52,120
Castlight Health, Inc. (1)	5,581	18,585
Catabasis Pharmaceuticals, Inc. (1)	757	3,815
Catalent, Inc. (1)	58,060	1,548,460
Catalyst Pharmaceuticals, Inc. (1)	12,968	15,173
Celldex Therapeutics, Inc. (1)	15,043	56,863
Cellular Biomedicine Group, Inc. (1)	1,656	30,884
Cempra, Inc. (1)	5,993	104,997
Centene Corp. (1)	142,762	8,789,836
Cepheid (1)	275,733	9,198,453
Cerner Corp. (1)	40,120	2,124,755
Cerus Corp. (1)	13,642	80,897
Charles River Laboratories International, Inc. (1)	1,087	82,547
Chemed Corp.	2,885	390,773
ChemoCentryx, Inc. (1)	4,320	10,757
Chiasma, Inc. (1)	1,129	10,342
Chimerix, Inc. (1)	7,713	39,413
Cidara Therapeutics, Inc. (1)	831	10,554
Civitas Solutions, Inc. (1)	2,042	35,592
Clovis Oncology, Inc. (1)	4,716	90,547
Coherus Biosciences, Inc. (1)	3,964	84,156
Collegium Pharmaceutical, Inc. (1)	1,365	24,775
Computer Programs & Systems, Inc.	1,899	98,976
Concert Pharmaceuticals, Inc. (1)	2,600	35,516
ConforMIS, Inc. (1)	1,444	15,523
Connecture, Inc. (1)	1,271	3,254
Corcept Therapeutics, Inc. (1)	10,711	50,127
Corindus Vascular Robotics, Inc. (1)	3,830	3,794
Corium International, Inc. (1)	1,834	7,079
Cormedix, Inc. (1)	5,907	15,654
Corvel Corp. (1)	1,435	56,568
Cross Country Healthcare, Inc. (1)	3,327	38,693
CTI BioPharma Corp. (1)	37,778	20,075
Curis, Inc. (1)	18,497	29,780
Cutera, Inc. (1)	1,445	16,256
Cynosure, Inc. (1)	3,454	152,390
Cytokinetics, Inc. (1)	2,991	21,087
CytomX Therapeutics, Inc. (1)	1,193	15,390
CytRx Corp. (1)	11,012	29,512
DaVita HealthCare Partners, Inc. (1)	1,165	85,488
DENTSPLY SIRONA, Inc.	205,747	12,680,188
Depomed, Inc. (1)	6,100	84,973
Dermira, Inc. (1)	966	19,977
DexCom, Inc. (1)	1,820	123,596
Dicerna Pharmaceuticals, Inc. (1)	2,421	12,977
Dimension Therapeutics, Inc. (1)	889	6,961
Durect Corp. (1)	19,159	25,865
Dynavax Technologies Corp. (1)	6,184	118,980
Eagle Pharmaceuticals, Inc. (1)	1,481	59,980
Edge Therapeutics, Inc. (1)	1,253	11,465
Editas Medicine, Inc. (1)	1,043	36,025
Edwards Lifesciences Corp. (1)	69,436	6,124,950
Emergent Biosolutions, Inc. (1)	3,647	132,568
Enanta Pharmaceuticals, Inc. (1)	2,718	79,828
Endo International Plc (1)	1,874	52,753
EndoChoice Holdings, Inc. (1)	830	4,324
Endologix, Inc. (1)	12,407	103,723
Ensign Group, Inc.	73,203	1,657,316
Entellus Medical, Inc. (1)	865	15,734
Envision Healthcare Holdings, Inc. (1)	4,262	86,945
Epizyme, Inc. (1)	6,758	81,907
Esperion Therapeutics, Inc. (1)	2,218	37,506
Evolent Health, Inc. (1)	1,869	19,737
Exact Sciences Corp. (1)	16,159	108,912
Examworks Group, Inc. (1)	67,290	1,989,092
Exelixis, Inc. (1)	38,362	153,448
Fibrocell Science, Inc. (1)	4,237	10,592
FibroGen, Inc. (1)	8,086	172,151
Five Prime Therapeutics, Inc. (1)	3,837	155,897
Flex Pharma, Inc. (1)	968	10,619
Flexion Therapeutics, Inc. (1)	2,322	21,362
Fluidigm Corp. (1)	4,844	39,091
Foamix Pharmaceuticals Ltd. (1)	3,907	25,474
Foundation Medicine, Inc. (1)	1,987	36,124
Galena Biopharma, Inc. (1)	30,607	41,626
Genesis Healthcare, Inc. (1)	3,305	7,668
Genmark Diagnostics, Inc. (1)	7,007	36,927
Genocea Biosciences, Inc. (1)	3,520	27,245
Genomic Health, Inc. (1)	2,994	74,161
Geron Corp. (1)	25,099	73,289
Glaukos Corp. (1)	1,054	17,770
Global Blood Therapeutics, Inc. (1)	1,066	16,907
Globus Medical, Inc. (1)	89,183	2,118,096
Haemonetics Corp. (1)	4,179	146,181
Halozyme Therapeutics, Inc. (1)	17,930	169,797
Healthequity, Inc. (1)	72,343	1,784,702
Healthsouth Corp.	15,570	585,899
HealthStream, Inc. (1)	4,250	93,882
HeartWare International, Inc. (1)	2,916	91,621
Henry Schein, Inc. (1)	1,918	331,104
Heron Therapeutics, Inc. (1)	4,956	94,114
Heska Corp. (1)	1,009	28,756
Hill-Rom Holdings, Inc.	1,195	60,108
HMS Holdings Corp. (1)	118,033	1,693,774
Hologic, Inc. (1)	48,094	1,659,243
ICON Plc (1)	20,455	1,536,171
ICU Medical, Inc. (1)	28,971	3,015,881
Idera Pharmaceuticals, Inc. (1)	12,934	25,609
IDEXX Laboratories, Inc. (1)	26,698	2,090,987
Ignyta, Inc. (1)	2,122	14,366
Illumina, Inc. (1)	14,320	2,321,415
Immune Design Corp. (1)	1,866	24,258
Immunogen, Inc. (1)	14,530	123,796
Immunomedics, Inc. (1)	15,411	38,527
Impax Laboratories, Inc. (1)	12,171	389,715
Imprivata, Inc. (1)	1,528	19,299
IMS Health Holdings, Inc. (1)	3,064	81,349
INC Research Holdings, Inc. (1)	2,234	92,063
Incyte Corp. (1)	3,589	260,095
Infinity Pharmaceuticals, Inc. (1)	8,223	43,335
Innoviva, Inc.	12,613	158,798
Inogen, Inc. (1)	2,672	120,187
Inovalon Holdings, Inc. (1)	583	10,797
Inovio Pharmaceuticals, Inc. (1)	10,864	94,625
Insmed, Inc. (1)	10,378	131,489
Insulet Corp. (1)	9,628	319,264
Insys Therapeutics, Inc. (1)	3,978	63,608
Integra Lifesciences Holdings Corp. (1)	72,245	4,866,423
Intercept Pharmaceuticals, Inc. (1)	366	47,020
Intersect ENT, Inc. (1)	2,820	53,580
Intra-Cellular Therapies, Inc. (1)	4,547	126,407
Intrexon Corp. (1)	1,121	37,991
Intuitive Surgical, Inc. (1)	2,891	1,737,636
InVitae Corp. (1)	1,220	12,481
Invivo Therapeutics Holdings Corp. (1)	5,322	37,148
Invuity, Inc. (1)	707	5,105
Ionis Pharmaceuticals, Inc. (1)	2,747	111,253
Iradimed Corp. (1)	471	9,024
Ironwood Pharmaceuticals, Inc. (1)	21,365	233,733
Jazz Pharmaceuticals Plc (1)	1,401	182,901
Juno Therapeutics, Inc. (1)	274	10,437
K2M Group Holdings, Inc. (1)	2,915	43,229
Karyopharm Therapeutics, Inc. (1)	3,838	34,235
Keryx Biopharmaceuticals, Inc. (1)	17,482	81,641
Kite Pharma, Inc. (1)	5,485	251,816
La Jolla Pharmaceutical Co. (1)	2,331	48,741
Laboratory Corp. of America Holdings (1)	73,762	8,639,743
Landauer, Inc.	1,673	55,326
Lannet, Inc. (1)	4,550	81,581
Lantheus Holdings, Inc. (1)	2,130	4,026
LDR Holding Corp. (1)	4,270	108,842
Lemaitre Vascular, Inc.	666	10,336
Lexicon Pharmaceuticals, Inc. (1)	2,789	33,329
LHC Group, Inc. (1)	131	4,658
Lifepoint Hospitals, Inc. (1)	99	6,856
Ligand Pharmaceuticals, Inc. (1)	21,562	2,309,075
Lion Biotechnologies, Inc. (1)	7,529	38,247
LivaNova Plc (1)	5,265	284,205
Luminex Corp. (1)	458	8,885
Macrogenics, Inc. (1)	5,307	99,506
Mallinckrodt Plc (1)	1,057	64,773
Mannkind Corp. (1)	41,735	67,193
Masimo Corp. (1)	53,274	2,228,984
Medgenics, Inc. (1)	3,677	16,179
Medicines Co. (1)	1,153	36,631
Medidata Solutions, Inc. (1)	88,702	3,433,654
Medivation, Inc. (1)	24,066	1,106,555
MEDNAX, Inc. (1)	131,629	8,505,866
Meridian Bioscience, Inc.	5,856	120,692
Merit Medical Systems, Inc. (1)	76,632	1,416,926
Merrimack Pharmaceuticals, Inc. (1)	18,540	155,180
Mettler-Toledo International, Inc. (1)	42,942	14,804,684
MiMedx Group, Inc. (1)	18,423	161,017
Mirati Therapeutics, Inc. (1)	1,932	41,345
Molina Healthcare, Inc. (1)	6,667	429,955
Momenta Pharmaceuticals, Inc. (1)	10,313	95,292
MyoKardia, Inc. (1)	998	10,689
Myriad Genetics, Inc. (1)	34,242	1,281,678
Nanostring Technologies, Inc. (1)	2,263	34,443
NantKwest, Inc. (1)	998	8,204
Natera, Inc. (1)	1,572	14,965
National Research Corp.	1,523	23,683
Natus Medical, Inc. (1)	5,573	214,170
Navidea Biopharmaceuticals, Inc. (1)	20,753	19,601
Nektar Therapeutics (1)	22,334	307,092
Neogen Corp. (1)	46,676	2,350,137
Neogenomics, Inc. (1)	9,168	61,792
Neos Therapeutics, Inc. (1)	967	10,434
Neurocrine Biosciences, Inc. (1)	14,456	571,735
Nevro Corp. (1)	2,836	159,553
Newlink Genetics Corp. (1)	3,557	64,737
Nivalis Therapeutics, Inc. (1)	889	3,707
Nobilis Health Corp. (1)	5,608	17,497
Northwest Biotherapeutics, Inc. (1)	8,997	13,136
Novavax, Inc. (1)	45,364	234,078
Novocure Ltd. (1)	1,171	16,956
Nuvasive, Inc. (1)	78,257	3,807,203
NxStage Medical, Inc. (1)	10,662	159,823
Ocular Therapeutix, Inc. (1)	2,515	24,295
Omeros Corp. (1)	6,036	92,592
Omnicell, Inc. (1)	68,048	1,896,498
Oncocyte Corp. (1)	588	2,711
Oncomed Pharmaceuticals, Inc. (1)	2,821	28,520
Oncothyreon, Inc. (1)	15,819	20,090
Ophthotech Corp. (1)	4,019	169,883
Opko Health, Inc. (1)	6,947	72,179
OraSure Technologies, Inc. (1)	708	5,119
Orexigen Therapeutics, Inc. (1)	17,623	9,916
Organovo Holdings, Inc. (1)	15,258	33,110
Osiris Therapeutics, Inc.	2,917	16,656
Otonomy, Inc. (1)	3,073	45,849
Ovascience, Inc. (1)	3,933	37,324
Oxford Immunotec Global Plc (1)	3,204	31,752
Pacific Biosciences of California, Inc. (1)	11,738	99,773
Pacira Pharmaceuticals, Inc. (1)	31,048	1,644,923
Paratek Pharmaceuticals, Inc. (1)	2,012	30,522
Parexel International Corp. (1)	160,020	10,038,055
Patterson Companies, Inc.	1,082	50,345
Penumbra, Inc. (1)	674	31,004
Peregrine Pharmaceuticals, Inc. (1)	34,452	14,487
PerkinElmer, Inc.	403	19,932
Pernix Therapeutics Holdings, Inc. (1)	8,419	8,840
Perrigo Co. Plc	621	79,445
Pfenex, Inc. (1)	2,734	26,875
Phibro Animal Health Corp.	3,030	81,931
Portola Pharmaceuticals, Inc. (1)	8,427	171,911
PRA Health Sciences, Inc. (1)	3,405	145,598
Premier, Inc. (1)	863	28,790
Press Ganey Holdings, Inc. (1)	4,140	124,531
Prestige Brands Holdings, Inc. (1)	31,096	1,660,215
Progenics Pharmaceuticals, Inc. (1)	11,757	51,261
Proteon Therapeutics, Inc. (1)	1,217	9,420
Prothena Corporation Plc (1)	5,735	236,053
PTC Therapeutics, Inc. (1)	5,702	36,721
Puma Biotechnology, Inc. (1)	574	16,858
Quality Systems, Inc.	8,378	127,681
Quidel Corp. (1)	1,854	32,000
Quintiles Transitional Holdings, Inc. (1)	1,721	112,037
Radius Health, Inc. (1)	5,597	175,970
Radnet, Inc. (1)	6,112	29,521
Raptor Pharmaceutical Corp. (1)	13,655	62,813
REGENXBIO, Inc. (1)	1,151	12,431
Regulus Therapeutics, Inc. (1)	4,708	32,626
Relypsa, Inc. (1)	5,566	75,419
Repligen Corp. (1)	34,037	912,872
ResMed, Inc.	27,785	1,606,529
Retrophin, Inc. (1)	6,018	82,206
Revance Therapeutics, Inc. (1)	3,123	54,528
Rigel Pharmaceuticals, Inc. (1)	11,702	24,340
Rockwell Medical, Inc. (1)	7,637	57,354
RTI Surgical, Inc. (1)	7,985	31,940
SAGE Therapeutics, Inc. (1)	2,631	84,350
Sagent Pharmaceuticals, Inc. (1)	3,774	45,930
Sangamo Biosciences, Inc. (1)	11,673	70,622
Sarepta Therapeutics, Inc. (1)	7,583	148,020
SciClone Pharmaceuticals, Inc. (1)	8,385	92,235
SeaSpine Holdings Corp. (1)	590	8,638
Seattle Genetics, Inc. (1)	2,421	84,953
Second Sight Medical Products, Inc. (1)	1,893	9,143
Select Medical Holdings Corp. (1)	16,757	197,900
Sequenom, Inc. (1)	20,422	28,795
Seres Therapeutics, Inc. (1)	1,321	35,086
Sientra, Inc. (1)	1,369	9,364
Sorrento Therapeutics, Inc. (1)	4,803	25,840
Spark Therapeutics, Inc. (1)	1,506	44,442
Spectrum Pharmaceuticals, Inc. (1)	3,162	20,110
St. Jude Medical, Inc.	233,638	12,850,090
STAAR Surgical Co. (1)	6,542	48,345
Stemline Therapeutics, Inc. (1)	208	969
STERIS Plc	91,415	6,495,036
Sucampo Pharmaceuticals, Inc. (1)	4,349	47,535
Supernus Pharmaceuticals, Inc. (1)	5,882	89,700
Surgery Partners, Inc. (1)	1,654	21,932
Surgical Care Affiliates, Inc. (1)	3,490	161,517
SurModics, Inc. (1)	362	6,664
Synergy Pharmaceuticals, Inc. (1)	17,230	47,555
Synta Pharmaceuticals Corp. (1)	14,158	3,398
T2 Biosystems, Inc. (1)	1,736	17,117
Tandem Diabetes Care, Inc. (1)	2,894	25,207
Team Health Holdings, Inc. (1)	12,230	511,336
Teladoc, Inc. (1)	1,313	12,605
Teleflex, Inc.	22,500	3,532,725
Teligent, Inc. (1)	7,350	36,015
Tenet Healthcare Corp. (1)	2,277	65,874
TESARO, Inc. (1)	3,949	173,874
Tetraphase Pharmaceuticals, Inc. (1)	6,043	27,979
TG Therapeutics, Inc. (1)	6,337	53,991
The Cooper Companies, Inc.	52,756	8,122,841
The Providence Service Corp. (1)	2,174	111,026
The Spectranetics Corp. (1)	7,221	104,849
TherapeuticsMD, Inc. (1)	24,475	156,640
Threshold Pharmaceutical, Inc. (1)	9,634	4,432
Tobira Therapeutics, Inc. (1)	444	3,632
Tokai Pharmaceuticals, Inc. (1)	613	3,439
TransEnterix, Inc. (1)	876	3,723
Trevena, Inc. (1)	5,403	44,683
Trovagene, Inc. (1)	5,102	23,724
Trupanion, Inc. (1)	2,343	23,079
Ultragenyx Pharmaceutical, Inc. (1)	6,509	412,085
Unilife Corp. (1)	19,637	13,353
United Therapeutics Corp. (1)	1,061	118,227
Universal Health Services, Inc.	73,329	9,145,593
US Physical Therapy, Inc.	2,082	103,538
Utah Medical Products, Inc.	614	38,400
Vanda Pharmaceuticals, Inc. (1)	5,624	47,017
Varian Medical Systems, Inc. (1)	2,289	183,166
Vascular Solutions, Inc. (1)	2,916	94,857
VCA, Inc. (1)	1,778	102,573
Veeva Systems, Inc. (1)	1,630	40,815
Veracyte, Inc. (1)	2,182	11,783
Verastem, Inc. (1)	284	449
Versartis, Inc. (1)	319	2,558
Vitae Pharmaceuticals, Inc. (1)	2,191	14,526
Vital Therapies, Inc. (1)	3,584	32,507
Vivus, Inc. (1)	18,081	25,313
Vocera Communications, Inc. (1)	2,866	36,541
Voyager Therapeutics, Inc. (1)	872	7,613
vTv Therapeutics, Inc. (1)	1,071	5,526
VWR Corp. (1)	356	9,633
Waters Corp. (1)	45,397	5,988,772
Wellcare Health Plans, Inc. (1)	7,454	691,359
West Pharmaceutical Services, Inc.	31,347	2,172,974
Wright Medical Group NV (1)	7,805	129,563
Xbiotech, Inc. (1)	642	6,067
Xencor, Inc. (1)	4,816	64,631
Xenoport, Inc. (1)	9,895	44,626
XOMA Corp. (1)	12,637	9,768
Zafgen, Inc. (1)	2,742	18,317
Zeltiq Aesthetics, Inc. (1)	5,460	148,294
Zimmer Holdings, Inc.	242	25,804
Ziopharm Oncology, Inc. (1)	19,359	143,644
Zoetis, Inc.	11,472	508,554
Zogenix, Inc. (1)	4,161	38,448
Zynerba Pharmaceuticals, Inc. (1)	613	5,793
		248,721,807
Industrials - 15.56%
A.O. Smith Corp.	92,394	7,050,586
Aaon, Inc.	70,393	1,971,004
Accuride Corp. (1)	6,305	9,773
Actuant Corp.	130,000	3,212,300
Acuity Brands, Inc.	8,047	1,755,373
Advanced Drain Systems, Inc.	5,675	120,878
AECOM (1)	456	14,040
Aerojet Rocketdyne Holdings, Inc. (1)	5,217	85,454
Air Lease Corp.	125	4,015
Alaska Air Group, Inc.	111,455	9,141,539
Albany International Corp.	659	24,772
Allegiant Travel Co.	2,278	405,621
Allegion Plc	2,196	139,907
Allied Motion Technologies, Inc.	1,085	19,530
Allison Transmission Holdings, Inc.	2,241	60,462
Altra Industrial Motion Corp.	3,582	99,508
AMERCO	80	28,585
American Railcar Industries, Inc.	475	19,347
American Woodmark Corp. (1)	2,171	161,935
Ametek, Inc.	5,540	276,889
Apogee Enterprises, Inc.	4,906	215,324
Applied Industrial Technologies, Inc.	2,698	117,093
ARC Document Solutions, Inc. (1)	7,064	31,788
ArcBest Corp.	1,415	30,550
Argan, Inc.	1,929	67,824
Armstrong World Industries, Inc. (1)	564	27,281
Astronics Corp. (1)	79,959	3,050,436
Avis Budget Group, Inc. (1)	2,302	62,983
AZZ, Inc.	4,382	248,021
B/E Aerospace, Inc.	2,437	112,394
Babcock & Wilcox Enterprise, Inc. (1)	244	5,222
Barrett Business Services, Inc.	1,218	35,018
Beacon Roofing Supply, Inc. (1)	61,898	2,538,437
Blount International, Inc. (1)	8,287	82,704
Blue Bird Corp. (1)	1,008	10,937
BMC Stock Holdings, Inc. (1)	6,334	105,271
Builders FirstSource, Inc. (1)	8,655	97,542
BWX Technologies, Inc.	488	16,377
C.H. Robinson Worldwide, Inc.	89,685	6,657,318
Carlisle Companies, Inc.	326	32,437
Casella Waste Systems, Inc. (1)	1,452	9,728
CEB, Inc.	26,147	1,692,495
CECO Environmental Corp.	969	6,018
Celadon Group, Inc.	3,228	33,829
Cintas Corp.	2,067	185,637
Clarcor, Inc.	155,981	9,014,142
Clean Harbors, Inc. (1)	911	44,949
Comfort Systems USA, Inc.	5,899	187,411
Commercial Vehicle Group, Inc. (1)	5,199	13,777
Continental Building Products, Inc. (1)	5,021	93,190
Copart, Inc. (1)	2,571	104,820
Covanta Holding Corp.	2,630	44,342
Covenant Transportation Group, Inc. - Class A (1)	1,892	45,767
Curtiss-Wright Corp.	481	36,397
Deluxe Corp.	4,679	292,391
Donaldson Co., Inc.	177,322	5,658,345
Douglas Dynamics, Inc.	1,075	24,628
Dover Corp.	160,000	10,292,800
Dun & Bradstreet Corp.	245	25,255
DXP Enterprises, Inc. (1)	651	11,432
Dycom Industries, Inc. (1)	5,784	374,051
Echo Global Logistics, Inc. (1)	5,028	136,560
Encore Wire Corp.	2,710	105,500
EnerSys, Inc.	2,023	112,722
Enphase Energy, Inc. (1)	4,622	10,769
EnPro Industries, Inc.	2,327	134,221
Equifax, Inc.	2,730	312,012
Expeditors International Wash, Inc.	4,386	214,081
Exponent, Inc.	4,167	212,559
Fastenal Co.	118,744	5,818,456
Flowserve Corp.	1,434	63,684
Fortune Brands Home & Security, Inc.	1,281	71,787
Forward Air Corp.	5,200	235,664
Franklin Covey Co. (1)	199	3,500
Franklin Electric Company, Inc.	7,436	239,216
FreightCar America, Inc.	1,129	17,590
FTI Consulting, Inc. (1)	619	21,981
FuelCell Energy, Inc. (1)	1,110	7,515
G & K Services, Inc.	2,427	177,778
Generac Holdings, Inc. (1)	11,722	436,527
General Cable Corp.	7,583	92,588
Genesee & Wyoming, Inc. (1)	42,448	2,661,490
Global Brass and Copper Holdings, Inc.	3,381	84,356
Gorman Rupp Co.	694	17,995
GP Strategies Corp. (1)	2,206	60,444
Graco, Inc.	1,265	106,209
Great Lakes Dredge & Dock Corp. (1)	827	3,688
Greenbrier Companies, Inc.	4,573	126,398
Griffon Corp.	1,340	20,703
H&E Equipment Services, Inc.	5,314	93,154
Harsco Corp.	13,730	74,829
Hawaiian Holdings, Inc. (1)	8,108	382,617
HC2 Holdings, Inc. (1)	2,790	10,658
HD Supply Holdings, Inc. (1)	3,912	129,370
Healthcare Services Group, Inc.	89,741	3,303,366
Heartland Express, Inc.	7,971	147,862
Heico Corp.	62,270	3,744,295
Heico Corp. - Class A	6,839	325,536
Heidrick & Struggles International, Inc.	104	2,465
Heritage Crystal Clean, Inc. (1)	184	1,829
Herman Miller, Inc.	10,059	310,723
Hertz Global Holdings, Inc. (1)	8,620	90,769
Hexcel Corp.	2,213	96,730
Hillenbrand, Inc.	10,664	319,387
HNI Corp.	7,473	292,717
Hub Group, Inc. (1)	5,560	226,792
Hubbell, Inc.	175	18,538
Huntington Ingalls Industries, Inc.	1,116	152,825
Huron Consulting Group, Inc. (1)	459	26,709
Hyster-Yale Materials Handling, Inc.	454	30,236
IDEX Corp.	176,622	14,638,431
IHS, Inc. (1)	7,486	929,462
Ingersoll-Rand Plc	425	26,354
InnerWorkings, Inc. (1)	2,612	20,765
Insperity, Inc.	2,712	140,292
Insteel Industries, Inc.	2,855	87,277
Interface, Inc.	11,125	206,258
J.B. Hunt Transportation Services, Inc.	10,804	910,129
Jetblue Airways Corp. (1)	2,682	56,644
John Bean Technologies Corp.	4,956	279,568
Kadant, Inc.	298	13,458
Kaman Corp.	418	17,844
KAR Auction Services, Inc.	1,094	41,725
Kforce, Inc.	4,167	81,590
Kimball International, Inc.	1,930	21,906
Knight Transportation, Inc.	10,537	275,543
Knoll, Inc.	8,231	178,201
Korn/Ferry International	4,640	131,266
Landstar System, Inc.	24,438	1,578,939
Lawson Products, Inc. (1)	670	13,119
Lennox International, Inc.	929	125,592
Lincoln Electric Holdings, Inc.	1,495	87,562
Lindsay Corp.	1,633	116,939
Lydall, Inc. (1)	965	31,382
Marten Transport Ltd.	274	5,129
Masco Corp.	7,996	251,474
Masonite International Corp. (1)	5,108	334,574
Matson, Inc.	6,713	269,661
Matthews International Corp.	303	15,595
Meritor, Inc. (1)	8,779	70,759
Milacron Holdings Corp. (1)	1,161	19,145
Miller Industries, Inc.	99	2,008
Mistras Group, Inc. (1)	1,577	39,062
Mobile Mini, Inc.	693	22,883
Moog, Inc. (1)	595	27,180
MSA Safety, Inc.	3,152	152,399
MSC Industrial Direct Co., Inc.	13,121	1,001,264
Mueller Industries, Inc.	6,514	191,642
Mueller Water Products, Inc.	27,274	269,467
Multi-Color Corp.	2,158	115,129
Navistar International Corp. (1)	596	7,462
NCI Building Systems, Inc. (1)	4,550	64,610
Neff Corp. (1)	870	6,473
Nielsen Holdings Plc	5,818	306,376
NN, Inc.	4,555	62,312
Nordson Corp.	1,310	99,612
Nortek, Inc. (1)	1,655	79,920
NV5 Holdings, Inc. (1)	872	23,396
Old Dominion Freight Lines, Inc. (1)	1,603	111,601
Omega Flex, Inc.	474	16,486
On Assignment, Inc. (1)	8,767	323,678
Orbital ATK, Inc.	18,020	1,566,659
P.A.M. Transportation Services, Inc. (1)	511	15,739
PACCAR, Inc.	7,358	402,409
Parker-Hannifin Corp.	79,441	8,824,306
Park-Ohio Holdings Corp.	1,492	63,887
Patrick Industries, Inc. (1)	2,162	98,133
Paylocity Holding Corp. (1)	2,621	85,812
PGT, Inc. (1)	8,130	79,999
Pitney Bowes, Inc.	1,703	36,683
Plug Power, Inc. (1)	17,286	35,436
Ply Gem Holdings, Inc. (1)	3,749	52,673
Power Solutions International, Inc. (1)	824	11,371
PowerSecure International, Inc. (1)	711	13,289
Primoris Services Corp.	87,138	2,117,453
Proto Labs, Inc. (1)	58,930	4,542,914
Quanex Building Products Corp.	406	7,048
Quanta Services, Inc. (1)	701	15,815
Radiant Logistics, Inc. (1)	5,265	18,796
Raven Industries, Inc.	718	11,502
RBC Bearings, Inc. (1)	34,534	2,529,961
Regal-Beloit Corp.	54	3,407
Resources Connection, Inc.	1,132	17,614
Rexnord Corp. (1)	17,311	350,028
Ritchie Bros Auctioneers, Inc.	91,180	2,469,154
Roadrunner Transportation Systems, Inc. (1)	1,907	23,761
Robert Half International, Inc.	3,100	144,398
Rockwell Automation, Inc.	185,067	21,051,371
Rockwell Collins, Inc.	3,034	279,765
Rollins, Inc.	2,181	59,149
Roper Technologies, Inc.	883	161,386
RPX Corp. (1)	1,168	13,152
RR Donnelley & Sons Co.	2,514	41,230
Saia, Inc. (1)	4,229	119,046
Sensata Technologies Holding NV (1)	157,902	6,132,914
Simpson Manufacturing Company, Inc.	537	20,497
Snap-on, Inc.	42,074	6,605,197
SolarCity Corp. (1)	1,357	33,355
Southwest Airlines Co.	15,334	686,963
SP Plus Corp. (1)	2,667	64,168
Sparton Corp. (1)	1,047	18,836
Spirit Aerosystems Holdings, Inc. (1)	2,815	127,688
Spirit Airlines, Inc. (1)	1,675	80,367
Standex International Corp.	1,588	123,562
Stanley Black & Decker, Inc.	324	34,088
Steelcase, Inc.	14,038	209,447
Stericycle, Inc. (1)	13,716	1,730,822
Sun Hydraulics Corp.	3,787	125,691
Sunrun, Inc. (1)	259	1,678
Swift Transportation Co. (1)	14,973	278,947
Taser International, Inc. (1)	59,279	1,163,647
Team, Inc. (1)	4,883	148,346
Teledyne Technologies, Inc. (1)	1,594	140,495
Tennant Co.	2,926	150,630
Textron, Inc.	1,444	52,648
The Advisory Board Co. (1)	88,039	2,839,258
The Brink's Co.	8,216	275,975
The Middleby Corp. (1)	1,316	140,509
The Toro Co.	18,779	1,617,247
Thermon Group Holdings, Inc. (1)	751	13,188
Titan International, Inc.	693	3,728
TransDigm Group, Inc. (1)	1,222	269,255
TransUnion (1)	578	15,959
Trex Company, Inc. (1)	5,047	241,903
TriMas Corp. (1)	513	8,988
Trinet Group, Inc. (1)	6,483	93,031
Trueblue, Inc. (1)	7,113	186,005
Tyco International Plc	8,442	309,906
United Continental Holdings, Inc. (1)	8,248	493,725
United Rentals, Inc. (1)	107,804	6,704,331
Univar, Inc. (1)	3,416	58,687
Universal Truckload Services, Inc.	818	13,472
US Ecology, Inc.	3,693	163,083
USA Truck, Inc. (1)	526	9,910
USG Corp. (1)	2,103	52,175
Valmont Industries, Inc.	29	3,591
Vectrus, Inc. (1)	1,744	39,676
Verisk Analytics, Inc. (1)	26,894	2,149,368
Vicor Corp. (1)	2,423	25,393
Virgin America, Inc. (1)	4,007	154,510
Volt Information Sciences, Inc. (1)	938	7,063
W.W. Grainger, Inc.	51,940	12,124,354
Wabash National Corp. (1)	11,621	153,397
Wabco Holdings, Inc. (1)	71,923	7,690,007
Wabtec Corp.	44,718	3,545,690
Wageworks, Inc. (1)	86,703	4,388,039
Watsco, Inc.	598	80,575
Werner Enterprises, Inc.	1,721	46,742
West Corp.	1,262	28,799
Woodward, Inc.	7,264	377,873
Xerium Technologies, Inc. (1)	2,085	10,884
XPO Logistics, Inc. (1)	9,985	306,540
YRC Worldwide, Inc. (1)	1,109	10,336
		219,371,326
Information Technology - 21.23%
3D Systems Corp. (1)	942	14,573
6d Global Technologies, Inc. (1)	494	148
A10 Networks, Inc. (1)	5,680	33,626
ACI Worldwide, Inc. (1)	19,787	411,372
Advanced Micro Devices, Inc. (1)	47,669	135,857
Advanced Energy Industries, Inc. (1)	3,733	129,871
Aerohive Networks, Inc. (1)	4,155	20,733
Akamai Technologies, Inc. (1)	20,462	1,137,073
Alarm.com Holdings, Inc. (1)	1,084	25,691
Alliance Data Systems Corp. (1)	42,229	9,290,380
Alliance Fiber Optic Products, Inc. (1)	2,166	32,035
Ambarella, Inc. (1)	5,318	237,715
Amber Road, Inc. (1)	2,564	13,871
American Software, Inc.	556	5,004
Amphenol Corp.	7,087	409,770
Analog Devices, Inc.	6,583	389,648
Angie's List, Inc. (1)	7,508	60,590
ANSYS, Inc. (1)	77,575	6,939,859
Apigee Corp. (1)	774	6,432
Appfolio, Inc. (1)	780	9,547
Applied Materials, Inc.	15,609	330,599
Applied Micro Circuits Corp. (1)	3,593	23,211
Applied Optoelectronics, Inc. (1)	2,385	35,560
Arista Networks, Inc. (1)	774	48,839
ARRIS International PLC (1)	1,583	36,282
Aspen Technology, Inc. (1)	257,096	9,288,878
Atlassian Corporation Plc (1)	208,532	5,244,580
Atmel Corp.	9,585	77,830
Autodesk, Inc. (1)	3,881	226,301
AVG Technologies (1)	6,994	145,126
Avid Technology, Inc. (1)	3,515	23,761
Badger Meter, Inc.	2,451	163,016
Barracuda Networks, Inc. (1)	1,377	21,206
Bazaarvoice, Inc. (1)	4,504	14,188
Belden, Inc.	7,229	443,716
Benefitfocus, Inc. (1)	1,351	45,056
Black Knight Financial Services, Inc. (1)	417	12,940
Blackbaud, Inc.	22,328	1,404,208
Blackhawk Network Holdings, Inc. (1)	9,200	315,560
Booz Allen Hamilton Holding Corp.	2,163	65,496
Bottomline Technologies, Inc. (1)	67,738	2,065,332
Box, Inc. (1)	2,218	27,193
Brightcove, Inc. (1)	5,089	31,755
Broadridge Financial Solutions, Inc.	2,752	163,221
Broadsoft, Inc. (1)	4,941	199,369
Cabot Microelectronics Corp.	3,514	143,758
Cadence Design Systems, Inc. (1)	62,463	1,472,878
CalAmp Corp. (1)	6,155	110,359
Callidus Software, Inc. (1)	9,339	155,775
Carbonite, Inc. (1)	2,955	23,551
Cardtronics, Inc. (1)	57,716	2,077,199
Care.com, Inc. (1)	299	1,839
Cascade Microtech, Inc. (1)	1,837	37,879
Cass Information Systems, Inc.	1,080	56,538
Cavium, Inc. (1)	49,126	3,004,546
CDK Global, Inc.	3,676	171,118
CDW Corp.	3,028	125,662
Ceva, Inc. (1)	1,683	37,867
ChannelAdvisor Corp. (1)	3,665	41,231
Check Point Software Technologies Ltd. (1)	83,310	7,287,126
Ciena Corp. (1)	20,997	399,363
Cimpress (1)	5,576	505,687
Cirrus Logic, Inc. (1)	10,760	391,772
Citrix Systems, Inc. (1)	89,917	7,065,678
Clearfield, Inc. (1)	1,894	30,437
Code Rebel Corp. (1)	219	1,025
Cognex Corp.	107,768	4,197,564
Coherent, Inc. (1)	346	31,797
CommScope Holding Co., Inc. (1)	1,071	29,902
Commvault Systems, Inc. (1)	7,640	329,819
comScore, Inc. (1)	8,281	248,761
CoreLogic, Inc. (1)	930	32,271
Cornerstone Ondemand, Inc. (1)	9,181	300,861
CoStar Group, Inc. (1)	11,994	2,256,911
CPI Card Group, Inc.	2,358	19,430
Cray, Inc. (1)	6,920	290,017
Cree, Inc. (1)	14,830	431,553
CSG Systems International, Inc.	5,555	250,864
Cvent, Inc. (1)	3,956	84,658
Cyberark Software Ltd. (1)	15,855	675,899
Daktronics, Inc.	1,327	10,483
Datalink Corp. (1)	226	2,066
Demandware, Inc. (1)	30,716	1,200,996
DHI Group, Inc. (1)	2,488	20,078
Diebold, Inc.	11,002	318,068
Digimarc Corp. (1)	1,259	38,148
Digital Turbine, Inc. (1)	7,786	9,265
DST Systems, Inc.	614	69,241
DTS, Inc. (1)	2,636	57,412
EarthLink Holdings Corp.	17,635	99,990
Eastman Kodak Co. (1)	3,065	33,255
Ebix, Inc.	4,521	184,412
Electronic Arts, Inc. (1)	7,218	477,182
Electronics For Imaging, Inc. (1)	7,949	336,958
Ellie Mae, Inc. (1)	47,366	4,293,254
Endurance International Group Holdings, Inc. (1)	9,987	105,163
Entegris, Inc. (1)	13,874	188,964
Envestnet, Inc. (1)	55,648	1,513,626
EPAM Systems, Inc. (1)	8,283	618,492
EPIQ System, Inc.	1,993	29,935
Eplus, Inc. (1)	70	5,636
Euronet Worldwide, Inc. (1)	35,744	2,648,988
Evertec, Inc.	11,190	156,436
Everyday Health, Inc. (1)	3,381	18,934
Exar Corp. (1)	956	5,497
ExlService Holdings, Inc. (1)	5,238	271,328
Extreme Networks, Inc. (1)	1,488	4,628
F5 Networks, Inc. (1)	1,650	174,652
FactSet Research Systems, Inc.	959	145,317
Fair Isaac Corp.	5,263	558,352
FARO Technologies, Inc. (1)	652	21,001
FEI Co.	123,298	10,974,755
Fidelity National Information Services, Inc.	2,803	177,458
FireEye, Inc. (1)	32,316	581,365
First Data Corp. (1)	3,185	41,214
Fiserv, Inc. (1)	5,115	524,697
Fitbit, Inc. (1)	649	9,832
Five9, Inc. (1)	4,054	36,040
Fleetcor Technologies, Inc. (1)	2,106	313,267
Fleetmatics Group Plc (1)	6,483	263,923
FLIR Systems, Inc.	42,435	1,398,233
Formfactor, Inc. (1)	4,462	32,439
Forrester Research, Inc.	1,667	56,028
Fortinet, Inc. (1)	511,029	15,652,818
Gartner, Inc. (1)	1,906	170,301
Genpact Ltd. (1)	3,655	99,379
Gigamon, Inc. (1)	4,640	143,933
Global Payments, Inc.	3,051	199,230
Globant S.A. (1)	2,603	80,329
Glu Mobile, Inc. (1)	10,529	29,692
Godaddy, Inc. (1)	542	17,523
Gogo, Inc. (1)	9,502	104,617
Grubhub, Inc. (1)	176,691	4,440,245
GTT Communications, Inc. (1)	4,184	69,203
Guidance Software, Inc. (1)	3,058	13,149
Guidewire Software, Inc. (1)	134,094	7,305,441
Hackett Group, Inc.	4,051	61,251
Harmonic, Inc. (1)	1,793	5,863
Harris Corp.	476	37,061
Heartland Payment Systems, Inc.	6,224	601,052
Hortonworks, Inc. (1)	1,443	16,306
HubSpot, Inc. (1)	3,189	139,104
Immersion Corp. (1)	4,799	39,640
Imperva, Inc. (1)	4,748	239,774
Infinera Corp. (1)	22,542	362,025
Infoblox, Inc. (1)	10,136	173,326
Ingram Micro, Inc.	191	6,859
Inphi Corp. (1)	6,507	216,943
Instructure, Inc. (1)	262	4,700
Integrated Device Technology, Inc. (1)	61,253	1,252,011
Interactive Intelligence Group, Inc. (1)	2,909	105,946
InterActiveCorp	1,687	79,424
Interdigital, Inc.	5,493	305,685
Internap Corp. (1)	9,334	25,482
Intralinks Holdings, Inc. (1)	3,603	28,392
Intuit, Inc.	5,893	612,931
Invensense, Inc. (1)	13,163	110,569
IPG Photonics Corp. (1)	88,033	8,458,211
Ixia (1)	9,192	114,532
J2 Global, Inc.	27,773	1,710,261
Jabil Circuit, Inc.	828	15,956
Jack Henry & Associates, Inc.	1,877	158,738
Jive Software, Inc. (1)	7,682	29,038
Juniper Networks, Inc.	1,602	40,867
Keysight Technologies, Inc. (1)	3,263	90,516
Kla-tencor Corp.	3,669	267,140
KVH Industries, Inc. (1)	2,184	20,857
Lam Research Corp.	2,594	214,264
Lattice Semiconductor Corp. (1)	4,802	27,275
Leidos Holdings, Inc.	132	6,642
Linear Technology Corp.	5,494	244,813
LinkedIn Corp. (1)	2,511	287,133
Lionbridge Technologies, Inc. (1)	10,918	55,245
Littelfuse, Inc.	3,294	405,524
Liveperson, Inc. (1)	9,512	55,645
Logmein, Inc. (1)	4,169	210,368
Luxoft Holding, Inc. (1)	3,113	171,308
M/A-Com Technology Solutions Holdings, Inc. (1)	3,987	174,591
Manhattan Associates, Inc. (1)	30,532	1,736,355
Marin Software, Inc. (1)	549	1,658
Marketo, Inc. (1)	6,176	120,864
Match Group, Inc. (1)	656	7,255
Mattson Technology, Inc. (1)	12,552	45,815
Maxim Integrated Products, Inc.	2,247	82,645
Maximus, Inc.	11,175	588,252
MaxLinear, Inc. (1)	9,339	172,771
Maxpoint Interactive, Inc. (1)	1,483	2,625
Mercadolibre, Inc.	80,170	9,448,034
Mesa Laboratories, Inc.	486	46,826
Methode Electronics, Inc.	6,485	189,621
Microchip Technology, Inc.	38,552	1,858,206
Microsemi Corp. (1)	37,363	1,431,377
Microstrategy, Inc. (1)	1,570	282,160
MINDBODY, Inc. (1)	991	13,210
Mobileiron, Inc. (1)	6,752	30,519
Mobileye NV (1)	105,900	3,949,011
Model N, Inc. (1)	3,505	37,749
Monolithic Power Systems, Inc.	49,001	3,118,424
Monotype Imaging Holdings, Inc.	87,122	2,083,958
Motorola Solutions, Inc.	4,054	306,888
MTS Systems Corp.	2,505	152,429
National Instruments Corp.	27,164	817,908
NetApp, Inc.	2,028	55,344
NetScout Systems, Inc. (1)	67,694	1,554,931
NetSuite, Inc. (1)	917	62,805
NeuStar, Inc. (1)	53,321	1,311,697
New Relic, Inc. (1)	982	25,611
Newport Corp. (1)	2,232	51,336
NIC, Inc.	10,998	198,294
Nice-Systems Ltd. - ADR	48,991	3,174,127
Nimble Storage, Inc. (1)	8,583	67,291
Novatel Wireless, Inc. (1)	4,983	8,820
NVE Corp.	354	20,012
NVIDIA Corp.	171,040	6,094,155
ON Semiconductor Corp. (1)	9,100	87,269
Opower, Inc. (1)	4,379	29,821
OSI Systems, Inc. (1)	855	55,994
Palo Alto Networks, Inc. (1)	51,804	8,451,305
Pandora Media, Inc. (1)	4,853	43,434
Park City Group, Inc. (1)	1,682	15,205
Paychex, Inc.	6,491	350,579
Paycom Software, Inc. (1)	85,832	3,055,619
Pdf Solutions, Inc. (1)	4,169	55,781
Pegasystems, Inc.	6,015	152,661
Perficient, Inc. (1)	4,037	87,684
Pfsweb, Inc. (1)	1,902	24,954
Plantronics, Inc.	44,099	1,728,240
Plexus Corp. (1)	2,149	84,928
Power Integrations, Inc.	71,872	3,569,164
Proofpoint, Inc. (1)	39,630	2,131,301
PROS Holdings, Inc. (1)	4,036	47,584
PTC, Inc. (1)	259,640	8,609,662
Pure Storage, Inc. (1)	3,208	43,918
Q2 Holdings, Inc. (1)	3,307	79,500
QAD, Inc.	400	8,500
Qlik Technologies, Inc. (1)	132,238	3,824,323
Qorvo, Inc. (1)	3,243	163,480
Qualys, Inc. (1)	107,892	2,730,747
Quotient Technology, Inc. (1)	10,303	109,212
Rackspace Hosting, Inc. (1)	2,666	57,559
Rambus, Inc. (1)	19,544	268,730
Rapid7, Inc. (1)	1,072	14,011
Realpage, Inc. (1)	8,904	185,559
Red Hat, Inc. (1)	157,491	11,734,654
Reis, Inc.	914	21,525
Retailmenot, Inc. (1)	181	1,450
Rofin Sinar Technologies, Inc. (1)	551	17,753
Rogers Corp. (1)	998	59,750
Rubicon Project, Inc. (1)	4,359	79,683
Ruckus Wireless, Inc. (1)	12,798	125,548
Rudolph Technologies, Inc. (1)	858	11,720
Sabre Corp.	2,609	75,452
Sapiens International Corp.	3,119	37,366
Science Applications International Corp.	7,811	416,639
SciQuest, Inc. (1)	2,691	37,351
Semtech Corp. (1)	48,453	1,065,481
ServiceNow, Inc. (1)	3,529	215,904
Servicesource International, Inc. (1)	5,836	24,861
ShoreTel, Inc. (1)	2,320	17,261
Shutterstock, Inc. (1)	3,338	122,605
Silicon Graphics International Corp. (1)	5,849	41,645
Silicon Laboratories, Inc. (1)	5,099	229,251
Silver Spring Networks, Inc. (1)	5,779	85,240
Skyworks Solutions, Inc.	4,385	341,592
Splunk, Inc. (1)	263,846	12,909,985
SPS Commerce, Inc. (1)	64,311	2,761,514
Square, Inc. (1)	552	8,435
SS&C Technologies Holdings, Inc.	1,672	106,038
Stamps.com, Inc. (1)	6,708	712,926
SunEdison, Inc. (1)	5,761	3,112
SunPower Corp. (1)	94	2,100
Super Micro Computer, Inc. (1)	6,257	213,239
Synaptics, Inc. (1)	6,242	497,737
Synchronoss Technologies, Inc. (1)	6,556	212,021
Synopsys, Inc. (1)	76,260	3,694,034
Syntel, Inc. (1)	5,311	265,178
Tableau Software, Inc. (1)	13,412	615,208
Take-Two Interactive Software, Inc. (1)	7,440	280,265
Tangoe, Inc. (1)	6,560	51,758
TechTarget, Inc. (1)	796	5,906
Teletech Holdings, Inc.	1,523	42,278
Teradata Corp. (1)	2,269	59,539
Tessera Technologies, Inc.	5,395	167,245
Textura Corp. (1)	3,357	62,541
The Western Union Co.	11,843	228,451
Tivo, Inc. (1)	16,492	156,839
Total Systems Services, Inc.	3,793	180,471
Travelzoo, Inc. (1)	1,131	9,184
Trimble Navigation Ltd. (1)	316	7,837
TrueCar, Inc. (1)	8,223	45,967
TubeMogul, Inc. (1)	2,638	34,136
Twitter, Inc. (1)	12,968	214,620
Tyler Technologies, Inc. (1)	13,370	1,719,516
Ubiquiti Networks, Inc. (1)	4,565	151,878
Ultimate Software Group, Inc. (1)	10,886	2,106,441
Unisys Corp. (1)	5,440	41,888
Universal Display Corp. (1)	6,806	368,205
Vantiv, Inc. (1)	3,291	177,319
Varonis Systems, Inc. (1)	1,489	27,174
Vasco Data Security International, Inc. (1)	4,946	76,168
VeriFone Systems, Inc. (1)	2,611	73,735
Verint Systems, Inc. (1)	9,802	327,191
Verisign, Inc. (1)	2,244	198,684
Viasat, Inc. (1)	6,163	452,857
Violin Memory, Inc. (1)	15,373	8,028
VirnetX Holding Corp. (1)	7,731	35,485
Virtusa Corp. (1)	63,619	2,383,168
Web.Com Group, Inc. (1)	7,470	148,055
WebMD Health Corp. (1)	6,429	402,648
WEX, Inc. (1)	130,117	10,846,553
Wix.Com Ltd. (1)	3,169	64,236
Workday, Inc. (1)	214,434	16,477,109
Workiva, Inc. (1)	1,210	14,097
Xactly Corp. (1)	1,097	7,514
Xcerra Corp. (1)	4,017	26,191
Xilinx, Inc.	71,871	3,408,842
XO Group, Inc. (1)	4,431	71,118
Xura, Inc. (1)	3,835	75,434
Yelp, Inc. (1)	1,491	29,641
Zebra Technologies Corp. (1)	1,187	81,903
Zendesk, Inc. (1)	9,568	200,258
Zillow Group, Inc. - Class A (1)	602	15,381
Zillow Group, Inc. - Class C (1)	1,210	28,713
Zix Corp. (1)	9,603	37,740
		299,224,921
Materials - 3.01%
A. Schulman, Inc.	4,488	122,163
AEP Industries, Inc. (1)	694	45,804
Airgas, Inc.	351	49,716
American Vanguard Corp.	609	9,610
AptarGroup, Inc.	76,266	5,980,017
Ashland, Inc.	138	15,174
Avery Dennison Corp.	1,943	140,110
Axalta Coating Systems Ltd. (1)	2,316	67,627
Balchem Corp.	69,318	4,299,102
Ball Corp.	3,164	225,562
Bemis, Inc.	244	12,634
Berry Plastics Group, Inc. (1)	331,131	11,970,386
Boise Cascade Co. (1)	5,661	117,296
Calgon Carbon Corp.	4,113	57,664
Celanese Corp.	249	16,309
Century Alum Co. (1)	592	4,174
CF Industries Holdings, Inc.	5,399	169,205
Chase Corp.	1,064	55,956
Chemtura Corp. (1)	11,439	301,990
Clearwater Paper Corp. (1)	3,066	148,732
Compass Minerals International, Inc.	773	54,775
Core Molding Technologies, Inc. (1)	1,364	17,023
Crown Holdings, Inc. (1)	1,407	69,773
Deltic Timber Corp.	1,885	113,383
Eagle Materials, Inc.	1,153	80,837
Eastman Chemical Co.	848	61,251
Ferro Corp. (1)	11,802	140,090
Ferroglobe Plc	11,004	96,945
FMC Corp.	2,216	89,460
GCP Applied Technologies, Inc. (1)	1,670	33,300
Graphic Packaging Holding Co.	4,361	56,039
Handy & Harman Ltd. (1)	82	2,243
Hawkins, Inc.	311	11,224
Haynes International, Inc.	125	4,562
HB Fuller Co.	8,558	363,287
Headwaters, Inc. (1)	12,579	249,567
Huntsman Corp.	2,982	39,661
Innospec, Inc.	28,430	1,232,725
International Flavors & Fragrances, Inc.	1,857	211,271
International Paper Co.	9,173	376,460
Kaiser Aluminum Corp.	995	84,117
KapStone Paper and Packaging Corp.	14,520	201,102
KMG Chemicals, Inc.	1,650	38,065
Koppers Holdings, Inc. (1)	3,562	80,038
Louisiana-Pacific Corp. (1)	22,358	382,769
LSB Industries, Inc. (1)	1,318	16,804
Martin Marietta Materials, Inc.	46,307	7,386,430
Minerals Technologies, Inc.	5,539	314,892
Multi Packaging Solutions International Ltd. (1)	2,232	36,225
Myers Industries, Inc.	4,182	53,780
Neenah Paper, Inc.	1,591	101,283
NewMarket Corp.	195	77,271
Olin Corp.	12,483	216,830
Olympic Steel, Inc.	325	5,626
Omnova Solutions, Inc. (1)	4,862	27,033
Owens-Illinois, Inc. (1)	234	3,735
Packaging Corporation of America	2,247	135,719
Platform Specialty Products Corp. (1)	494	4,248
Polyone Corp.	15,137	457,894
Quaker Chemical Corp.	37,167	3,153,992
Real Industry, Inc. (1)	2,556	22,237
Rentech, Inc. (1)	2,497	5,543
Royal Gold, Inc.	79	4,052
RPM International, Inc.	3,059	144,782
Ryerson Holding Corp. (1)	503	2,797
Schweitzer-Mauduit International, Inc.	965	30,378
Scotts Miracle-Gro Co.	930	67,676
Sealed Air Corp.	4,531	217,533
Senomyx, Inc. (1)	7,140	18,564
Sensient Technologies Corp.	5,128	325,423
Silgan Holdings, Inc.	933	49,608
Steel Dynamics, Inc.	617	13,889
Stepan Co.	1,626	89,901
Stillwater Mining Co. (1)	6,647	70,791
Summit Materials, Inc. (1)	5,432	105,652
Suncoke Energy, Inc.	8,050	52,325
Tahoe Resources, Inc.	474	4,754
The Sherwin-Williams Co.	1,858	528,917
The Valspar Corp.	1,865	199,592
Trecora Resources (1)	3,470	33,381
Tredegar Corp.	893	14,038
Trinseo S.A. (1)	1,996	73,473
United States Lime & Minerals, Inc.	27	1,620
US Concrete, Inc. (1)	2,482	147,878
Valhi, Inc.	1,963	2,316
Vulcan Materials Co.	398	42,017
W.R. Grace & Co. (1)	1,670	118,871
WestRock Co.	570	22,247
Worthington Industries, Inc.	1,894	67,502
		42,368,717
Telecommunication Services - 0.92%
8x8, Inc. (1)	5,287	53,187
Boingo Wireless, Inc. (1)	3,361	25,947
Cogent Communications Holdings, Inc.	7,845	306,190
Consolidated Communications Holdings, Inc.	5,608	144,462
FairPoint Communications, Inc. (1)	3,613	53,761
General Communication, Inc. (1)	6,056	110,946
IDT Corp.	431	6,719
Incontact, Inc. (1)	9,383	83,415
Inteliquent, Inc.	2,402	38,552
Intelsat S.A. (1)	2,192	5,524
Iridium Communications, Inc. (1)	155,380	1,222,841
Level 3 Communications, Inc. (1)	790	41,752
Lumos Networks Corp. (1)	3,359	43,130
pdvWireless, Inc. (1)	1,488	51,098
RingCentral, Inc. (1)	9,186	144,680
SBA Communications Corp. (1)	102,044	10,221,747
Shenandoah Telecommunications Company	7,043	188,400
Straight Path Communications, Inc. (1)	1,618	50,207
Vonage Holdings Corp. (1)	3,262	14,907
Windstream Holdings, Inc.	14,985	115,085
Zayo Group Holdings, Inc. (1)	2,851	69,108
		12,991,658
Utilities - 0.18%
Allete, Inc.	41,991	2,354,435
American States Water Co.	438	17,240
Calpine Corp. (1)	986	14,958
Genie Energy Ltd.	182	1,385
ITC Holdings Corp.	1,317	57,382
Ormat Technologies, Inc.	2,493	102,811
Spark Energy, Inc.	409	7,362
Terraform Global, Inc.	2,032	4,836
TerraForm Power, Inc.	69	597
Vivint Solar, Inc. (1)	2,320	6,148
York Water Co.	54	1,648
		2,568,802
Total Common Stocks (Cost $1,411,379,903)		$1,345,842,391

RIGHTS - 0.00% (2)
Healthcare - 0.00% (2)
Dyax Corp. (1)(3)	15,849	$57,056
Consumer Discretionary - 0.00% (2)
Vince Holding Corp.	1,548	1,285
Total Rights (Cost $36,918)		$58,341

SHORT-TERM INVESTMENTS - 4.80%
Money Market Fund - 4.80%
Goldman Sachs Financial Square Government Fund- Class I, 0.25%	33,812,976	$33,812,976
JPMorgan U.S. Government Money Market Fund- Class I, 0.23%	33,812,977	33,812,977
Total Short-Term Investments (Cost $67,625,953)		$67,625,953

TOTAL INVESTMENTS IN SECURITIES - 100.27%
(Cost $1,479,042,774)		$1,413,526,685
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.27)%		(3,801,325)
TOTAL NET ASSETS - 100.00%		$1,409,725,360
Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(1) Non-income producing security.
(2) Amount calculated is less than 0.005%.
(3)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees.  This security represents $57,056 or 0.00% of the Fund's net assets and is classified as a Level 3 security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
2	E-Mini Nasdaq 100 Index Futures	Morgan Stanley	Jun. 2016	$170,469	$179,050	$8,581
6	E-Mini Russell 2000 Index Futures	Morgan Stanley	Jun. 2016	642,933	665,760	22,827
1	E-Mini S&P 400 Index Futures	Morgan Stanley	Jun. 2016	138,003	144,120	6,117
						$37,525

Bridge Builder Small/Mid Cap Value Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.92%
Consumer Discretionary - 11.59%
Aaron's, Inc.	496	$12,450
Abercrombie & Fitch Co.	4,528	142,813
AMC Entertainment Holdings, Inc.	1,282	35,883
American Eagle Outfitters, Inc.	1,403	23,388
American Public Education, Inc. (1)	1,072	22,115
America's Car-Mart, Inc. (1)	463	11,575
Apollo Education Group, Inc. (1)	6,186	50,818
Aramark	146	4,836
Arctic Cat, Inc.	519	8,719
Ascena Retail Group, Inc. (1)	9,113	100,790
Ascent Capital Group, Inc. (1)	871	12,900
Barnes & Noble Education, Inc. (1)	2,091	20,492
Barnes & Noble, Inc.	3,309	40,899
Bassett Furniture Industries, Inc.	345	10,992
Beazer Homes USA, Inc. (1)	2,221	19,367
Bebe Stores, Inc. (1)	1,414	777
Belmond Ltd. (1)	6,308	59,863
Best Buy, Inc.	39,965	1,296,465
Big 5 Sporting Goods Corp.	1,182	13,132
Biglari Holdings, Inc. (1)	108	40,145
Black Diamond, Inc. (1)	1,258	5,686
Bob Evans Farms, Inc.	1,192	55,654
Bridgepoint Education, Inc. (1)	1,109	11,179
Brunswick Corp.	99,484	4,773,242
Build-A-Bear Workshop, Inc. (1)	803	10,431
Burlington Stores, Inc. (1)	517	29,076
Cabela's, Inc. (1)	388	18,892
Cable One, Inc.	31	13,551
Cablevision Systems Corp.	1,551	51,183
Caesars Acquisition Co. (1)	3,012	18,433
Caesars Entertainment Corp. (1)	3,605	24,514
CalAtlantic Group, Inc.	3,956	132,210
Caleres, Inc.	2,596	73,441
Callaway Golf Co.	5,039	45,956
Cambium Learning Group, Inc. (1)	743	3,173
Career Education Corp. (1)	4,403	19,990
Carmike Cinemas, Inc. (1)	1,498	45,000
Carriage Services, Inc.	875	18,909
Carrols Restaurant Group, Inc. (1)	306	4,419
Cato Corp.	1,409	54,317
Cavco Industries, Inc. (1)	130	12,150
CBS Corp.	20,308	1,118,768
Central European Media Enterprises Ltd. (1)	1,282	3,269
Century Communities, Inc. (1)	957	16,336
Chegg, Inc. (1)	3,035	13,536
Children's Place, Inc.	991	82,719
Christopher & Banks Corp. (1)	2,478	5,922
Citi Trends, Inc.	948	16,903
Clear Channel Outdoor Holdings, Inc.	206	968
Coach, Inc.	2,125	85,191
Columbia Sportswear Co.	33,772	2,029,359
Conn's, Inc. (1)	1,587	19,774
Cooper Tire & Rubber Co.	3,326	123,129
Cooper-Standard Holdings, Inc. (1)	818	58,765
Core Mark Holding Company, Inc.	22,464	1,832,164
Cracker Barrel Old Country Store, Inc.	83	12,672
Crocs, Inc. (1)	1,075	10,341
Crown Media Holdings, Inc. (1)	437	2,220
CSS Industries, Inc.	601	16,786
CST Brands, Inc.	108,635	4,159,634
Cumulus Media, Inc. (1)	9,532	4,426
D. R. Horton, Inc.	1,722	52,056
Daily Journal Corp. (1)	70	13,698
Dana Holding Corp.	4,687	66,040
Darden Restaurants, Inc.	900	59,670
Deckers Outdoor Corp. (1)	925	55,417
Del Frisco's Restaurant Group, Inc. (1)	1,436	23,809
Denny's Corp. (1)	1,548	16,037
Destination Xl Group, Inc. (1)	1,800	9,306
Devry Education Group, Inc.	4,166	71,947
Dick's Sporting Goods, Inc.	256	11,968
Dillard's, Inc.	168	14,265
DineEquity, Inc.	83	7,755
Discovery Communications, Inc. - Class A (1)	127	3,636
Discovery Communications, Inc. - Class C (1)	202	5,454
Dreamworks Animation SKG, Inc. (1)	4,911	122,529
DSW, Inc.	618	17,082
Duluth Holdings, Inc. (1)	185	3,606
E.W. Scripps Co.	74,902	1,167,722
Eldorado Resorts, Inc. (1)	895	10,239
Empire Resorts, Inc. (1)	10	139
Entercom Communications Corp. (1)	1,681	17,785
Entravision Communication Corp.	167	1,242
Eros International Plc (1)	1,850	21,294
Escalade, Inc.	457	5,379
Ethan Allen Interiors, Inc.	1,655	52,662
EVINE Live, Inc. (1)	3,238	3,788
Expedia, Inc.	17,878	1,927,606
Express, Inc. (1)	542	11,604
Federal Mogul Holdings Corp. (1)	1,958	19,345
Fenix Parts, Inc. (1)	195	897
Finish Line, Inc.	2,163	45,639
Flexsteel Industries, Inc.	372	16,249
Foot Locker, Inc.	168	10,836
Fossil Group, Inc. (1)	70	3,109
Freds, Inc.	2,403	35,829
FTD Companies, Inc. (1)	1,193	31,316
GameStop Corp.	959	30,429
Gannett Co., Inc.	1,019	15,428
Garmin LTD	1,058	42,278
Genesco, Inc. (1)	1,436	103,751
Gentex Corp.	1,319	20,695
Genuine Parts Co.	95	9,439
Gildan Activewear, Inc.	88,175	2,690,219
Goodyear Tire & Rubber Co.	2,415	79,647
Graham Holdings Co.	31	14,880
Grand Canyon Education, Inc. (1)	153,475	6,559,521
Green Brick Partners, Inc. (1)	1,447	10,983
Group 1 Automotive, Inc.	1,204	70,663
Guess, Inc.	4,033	75,699
H&R Block, Inc.	144,261	3,811,376
Harley-Davidson, Inc.	24,676	1,266,619
Harman International Industries, Inc.	19,350	1,722,924
Harte-Hanks, Inc.	3,243	8,205
Hasbro, Inc.	187	14,979
Haverty Furniture, Inc.	1,319	27,910
Helen Of Troy Corp. (1)	1,094	113,437
Hemisphere Media Group, Inc. (1)	617	8,101
Hooker Furniture Corp.	638	20,958
Horizon Global Corp. (1)	1,092	13,737
Houghton Mifflin Harcourt Co. (1)	7,447	148,493
Hovnanian Enterprises, Inc. (1)	8,040	12,542
HSN, Inc.	50,300	2,631,193
Hyatt Hotels Corp. (1)	286	14,154
Iconix Brand Group, Inc. (1)	3,171	25,527
International Game Technology Plc	276	5,037
International Speedway Corp.	1,797	66,327
Intrawest Resorts Holdings, Inc. (1)	1,016	8,687
iRobot Corp. (1)	1,572	55,492
Isle Of Capri Casinos, Inc. (1)	40	560
J. Alexander's Holdings, Inc. (1)	896	9,462
J.C. Penney Co., Inc. (1)	2,730	30,194
JAKKS Pacific, Inc. (1)	953	7,090
Jarden Corp. (1)	130,050	7,666,447
John Wiley & Sons, Inc.	415	20,289
Johnson Outdoors, Inc.	314	6,977
Journal Media Group, Inc.	1,491	17,832
K12, Inc. (1)	2,216	21,916
KB Home	4,980	71,114
Kohls Corp.	1,699	79,190
Kona Grill, Inc. (1)	269	3,484
Lands End, Inc. (1)	890	22,704
La-Z-Boy, Inc.	91,098	2,435,961
Lear Corp.	28,804	3,202,141
Lennar Corp. - Class A	80,819	3,908,407
Lennar Corp. - Class B	55	2,129
LGI Homes, Inc. (1)	697	16,874
Libbey, Inc.	76	1,414
Liberty Broadband Corp. - Class A (1)	237	13,784
Liberty Broadband Corp. - Class C (1)	591	34,248
Liberty Interactive Corp. (1)	2,424	61,206
Liberty Media Corp - Class A (1)	942	36,389
Liberty Media Corp - Class C (1)	1,788	68,105
Liberty TripAdvisor Holdings, Inc. (1)	3,444	76,319
Lifetime Brands, Inc.	684	10,308
Lithia Motors, Inc.	18,820	1,643,551
Lumber Liquidators Holdings, Inc. (1)	1,797	23,577
M.D.C. Holdings, Inc.	1,703	42,677
M/I Homes, Inc. (1)	1,357	25,308
Macy's, Inc.	785	34,611
Marcus Corp.	1,168	22,134
Marinemax, Inc. (1)	806	15,693
Marriott Vacations Worldwide Corp.	663	44,752
Mattel, Inc.	3,026	101,734
MCBC Holdings, Inc. (1)	137	1,929
MDC Partners, Inc.	2,066	48,758
Media General, Inc. (1)	6,238	101,742
Meredith Corp.	2,408	114,380
Meritage Homes Corp. (1)	2,433	88,707
Metaldyne Performance Group, Inc.	314	5,278
MGM Resorts International (1)	3,705	79,435
Modine Manufacturing Co. (1)	3,100	34,131
Mohawk Industries, Inc. (1)	164	31,308
Monarch Casino & Resort, Inc. (1)	613	11,929
Morgans Hotel Group Co. (1)	858	1,184
Motorcar Parts of America, Inc. (1)	73	2,773
Movado Group, Inc.	1,039	28,604
Murphy USA, Inc. (1)	350	21,507
NACCO Industries, Inc.	262	15,041
National Cinemedia, Inc.	3,067	46,649
New Home Company, Inc. (1)	625	7,662
New Media Investment Group, Inc.	2,925	48,672
New York Times Co.	7,219	89,949
Newell Rubbermaid, Inc.	67,618	2,994,801
News Corp. - Class A	3,450	44,056
News Corp. - Class B	1,058	14,018
Noodles & Co. (1)	155	1,838
Norwegian Cruise Line Holdings Ltd. (1)	95	5,253
Office Depot, Inc. (1)	4,035	28,648
Ollie's Bargain Outlet Holdings, Inc. (1)	164	3,843
Omnicom Group, Inc.	34,188	2,845,467
Penn National Gaming, Inc. (1)	4,802	80,145
Penske Automotive Group, Inc.	239	9,058
Performance Sports Group Ltd. (1)	2,785	8,856
Perry Ellis International, Inc. (1)	781	14,378
Planet Fitness, Inc. (1)	418	6,788
Potbelly Corp. (1)	120,160	1,635,378
Pulte Group, Inc.	3,266	61,107
PVH Corp.	43,115	4,270,972
Ralph Lauren Corp.	506	48,708
Reading International, Inc. (1)	807	9,668
Regis Corp. (1)	2,344	35,605
Rent-A-Center, Inc.	3,473	55,047
Royal Caribbean Cruises Ltd.	1,539	126,429
Ruby Tuesday, Inc. (1)	4,051	21,794
Ruth's Hospitality Group, Inc.	755	13,900
Saga Communications, Inc.	235	9,414
Scholastic Corp.	50,662	1,893,239
Sears Holdings Corp. (1)	107	1,638
Sequential Brands Group, Inc. (1)	461	2,946
Servicemaster Global Holdings, Inc. (1)	59,475	2,241,018
Shake Shack, Inc. (1)	35	1,306
Shoe Carnival, Inc.	964	25,989
Shutterfly, Inc. (1)	840	38,951
Signet Jewelers Ltd.	16,075	1,993,782
Sizmek, Inc. (1)	1,399	4,057
Skullcandy, Inc. (1)	975	3,471
Sonic Automotive, Inc.	1,954	36,110
Sonic Corp.	900	31,644
Speedway Motorsports, Inc.	736	14,595
Sportsman's Warehouse Holdings, Inc. (1)	687	8,656
Stage Stores, Inc.	2,114	17,039
Standard Motor Products, Inc.	1,288	44,629
Staples, Inc.	5,728	63,180
Starz (1)	9,677	254,795
Stein Mart, Inc.	1,888	13,839
Strattec Security Corp.	185	10,617
Strayer Education, Inc. (1)	430	20,962
Superior Industries International, Inc.	1,494	32,988
Systemax, Inc. (1)	704	6,174
Tailored Brands, Inc.	70,775	1,266,872
Taylor Morrison Home Corp. (1)	2,172	30,669
Tegna, Inc.	2,033	47,694
Tenneco, Inc. (1)	119,484	6,154,621
Tiffany & Co.	249	18,272
Tilly's, Inc. (1)	749	5,011
Time, Inc.	7,129	110,072
Toll Brothers, Inc. (1)	1,025	30,248
Tower International, Inc.	610	16,592
Townsquare Media, Inc. (1)	441	4,944
Travelport Worldwide Ltd.	2,030	27,730
Tri Pointe Homes, Inc. (1)	9,984	117,612
Tribune Media Co.	51,400	1,971,190
Tribune Publishing Co.	816	6,300
Tuesday Morning Corp. (1)	525	4,294
Tupperware Brands Corp.	25	1,449
Unifi, Inc. (1)	909	20,825
Universal Electronics, Inc. (1)	155	9,608
Universal Technical Institute, Inc.	1,375	5,926
Vera Bradley, Inc. (1)	1,384	28,151
Vista Outdoor, Inc. (1)	498	25,851
Visteon Corp.	18,910	1,505,047
Vitamin Shoppe, Inc. (1)	1,588	49,164
VOXX International Corp. (1)	1,197	5,351
WCI Communities, Inc. (1)	1,046	19,435
Weight Watchers International, Inc. (1)	188	2,732
Wendy's Co.	1,825	19,874
West Marine, Inc. (1)	1,155	10,499
Weyco Group, Inc.	375	9,983
Whirlpool Corp.	650	117,221
William Lyon Homes (1)	1,142	16,548
Wingstop, Inc. (1)	81	1,837
Winnebago Industries, Inc.	163	3,659
Wolverine World Wide, Inc.	80,840	1,489,073
Wynn Resorts Ltd.	84	7,848
Zumiez, Inc. (1)	262	5,219
		93,431,428
Consumer Staples - 3.04%
Alico, Inc.	237	6,544
Amplify Snack Brands, Inc. (1)	427	6,115
Avon Products, Inc.	3,895	18,735
B&G Foods, Inc.	226	7,867
Blue Buffalo Pet Products, Inc. (1)	126	3,233
Brown Forman Corp. - Class A	16	1,707
Brown Forman Corp. - Class B	75	7,385
Bunge Ltd.	1,285	72,821
Campbell Soup Co.	640	40,826
Casey's General Stores, Inc.	7,260	822,703
Central Garden & Pet Co. (1)	2,422	39,454
Clorox Co.	242	30,507
Coca-Cola Bottling Co. Consolidated	27	4,314
Coca-Cola Enterprises, Inc.	33,624	1,706,082
ConAgra Foods, Inc.	3,301	147,291
Constellation Brands, Inc.	13,285	2,007,231
Craft Brew Alliance, Inc. (1)	426	3,506
Darling Ingredients, Inc. (1)	10,768	141,815
Dean Foods Co.	3,347	57,970
Edgewell Personal Care Co.	556	44,775
Elizabeth Arden, Inc. (1)	1,653	13,538
Energizer Holdings, Inc.	556	22,524
Fairway Group Holdings Corp. (1)	526	184
Flowers Foods, Inc.	172	3,175
Fresh Del Monte Produce, Inc.	2,173	91,418
Herbalife Ltd. (1)	97	5,971
HRG Group, Inc. (1)	132,031	1,839,192
Ingles Markets, Inc.	626	23,475
Ingredion, Inc.	559	59,696
Inter Parfums, Inc.	647	19,992
J & J Snack Foods Corp.	16,520	1,788,786
John B. Sanfilippo & Son, Inc.	403	27,843
Kellogg Co.	223	17,071
Lancaster Colony Corp.	29,800	3,294,986
Landec Corp. (1)	1,356	14,238
Molson Coors Brewing Co.	1,413	135,902
National Beverage Corp. (1)	41	1,735
Nature's Sunshine Products, Inc.	666	6,394
Nu Skin Enterprises, Inc.	415	15,874
Nutraceutical International Corp. (1)	561	13,660
Oil-Dri Corp. of America	308	10,404
Omega Protein Corp. (1)	1,425	24,139
Orchids Paper Products Company	433	11,912
Performance Food Group Co. (1)	474	11,068
Pilgrim's Pride Corp. (1)	511	12,979
Pinnacle Foods, Inc.	1,043	46,601
Post Holdings, Inc. (1)	3,999	275,011
Revlon, Inc. (1)	548	19,953
Rite Aid Corp. (1)	727,670	5,930,510
Sanderson Farms, Inc.	1,463	131,933
Seaboard Corp. (1)	16	48,048
Seneca Foods Corp. (1)	487	16,918
Smart & Final Stores, Inc. (1)	1,557	25,223
Snyder's-Lance, Inc.	3,255	102,453
SpartanNash Co.	2,440	73,956
Spectrum Brands Holdings, Inc.	37,350	4,081,608
Supervalu, Inc. (1)	17,063	98,283
Synutra International, Inc. (1)	255	1,267
Sysco Corp.	3,653	170,705
The Andersons, Inc.	1,855	58,266
The J. M. Smucker Co.	1,070	138,929
Tootsie Roll Industries, Inc.	812	28,384
Treehouse Foods, Inc. (1)	3,670	318,373
Tyson Foods, Inc.	2,503	166,850
United Natural Foods, Inc. (1)	274	11,042
Universal Corp.	1,482	84,192
Village Super Market, Inc.	440	10,630
Weis Markets, Inc.	701	31,587
Whole Foods Market, Inc.	246	7,653
		24,515,412
Energy - 3.36%
Abraxas Petroleum Corp. (1)	6,360	6,424
Adams Resources & Energy, Inc.	134	5,357
Alon USA Energy, Inc.	2,051	21,166
Anadarko Petroleum Corp.	11,949	556,465
Antero Resources Corp. (1)	633	15,743
Approach Resources, Inc. (1)	2,442	2,833
Archrock, Inc.	4,505	36,040
Ardmore Shipping Corp.	1,137	9,608
Atwood Oceanics, Inc.	4,316	39,578
Barrett Bill Corp. (1)	3,291	20,470
Basic Energy Services, Inc. (1)	2,738	7,557
Bonanza Creek Energy, Inc. (1)	3,478	5,530
Bristow Group, Inc.	33,511	634,028
C&J Energy Services Ltd. (1)	3,701	5,218
California Resources Corp.	3,554	3,661
Callon Petroleum Co. (1)	6,300	55,755
Cameron International Corp. (1)	1,713	114,857
CARBO Ceramics, Inc.	1,286	18,261
Carrizo Oil & Gas, Inc. (1)	40,870	1,263,700
Cheniere Energy, Inc. (1)	2,122	71,787
Chesapeake Energy Corp.	5,278	21,745
Cimarex Energy Co.	23,861	2,320,959
Clayton Williams Energy, Inc. (1)	425	3,791
Clean Energy Fuels Corp. (1)	4,950	14,503
Cloud Peak Energy, Inc. (1)	3,958	7,718
Cobalt International Energy, Inc. (1)	3,334	9,902
Columbia Pipeline Group, Inc.	3,575	89,732
Concho Resources, Inc. (1)	1,161	117,307
CONSOL Energy, Inc.	2,055	23,201
Contango Oil & Gas Company (1)	1,139	13,429
Continental Resources, Inc. (1)	522	15,848
CVR Energy, Inc.	93	2,427
Delek US Holdings, Inc.	1,701	25,923
Denbury Resources, Inc.	3,253	7,222
DHT Holdings, Inc.	6,056	34,883
Diamond Offshore Drilling, Inc.	577	12,538
Diamondback Energy, Inc. (1)	32,612	2,516,994
Dorian LPG Ltd. (1)	1,663	15,632
Dril-Quip, Inc. (1)	351	21,257
Earthstone Energy, Inc. (1)	90	1,090
Eclipse Resources Corp. (1)	3,112	4,481
Energen Corp.	69,641	2,548,164
Energy Fuels, Inc. (1)	1,360	3,006
Energy XXI Ltd.	4,087	2,546
Ensco Plc	2,103	21,808
EP Energy Corp. (1)	335	1,514
EQT Corp.	27,284	1,835,122
Era Group, Inc. (1)	1,364	12,794
Erin Energy Corp. (1)	582	1,094
EXCO Resources, Inc. (1)	10,293	10,181
Exterran Corp. (1)	2,251	34,800
Fairmount Santrol Holdings, Inc. (1)	291	730
FMC Technologies, Inc. (1)	727	19,891
Forum Energy Technologies, Inc. (1)	93,505	1,234,266
Franks International	317	5,224
Frontline Ltd./Bermuda	3,094	25,897
GasLog Ltd.	2,724	26,532
Gastar Exploration, Inc. (1)	3,457	3,803
Gener8 Maritime, Inc. (1)	1,061	7,491
Geospace Technologies Corp. (1)	846	10,440
Golar LNG Ltd.	804	14,448
Green Plains, Inc.	2,466	39,357
Gulfmark Offshore, Inc. (1)	1,627	10,039
Gulfport Energy Corp. (1)	51,053	1,446,842
Halcon Res Corp. (1)	4,826	4,639
Hallador Energy Company	440	2,011
Helix Energy Solutions Group, Inc. (1)	6,921	38,758
Helmerich & Payne, Inc.	864	50,734
Hess Corp.	2,476	130,361
Hollyfrontier Corp.	1,395	49,271
Hornbeck Offshore Services, Inc. (1)	2,129	21,141
Independence Contract Drilling, Inc. (1)	975	4,651
ION Geophysical Corp. (1)	492	3,975
Jones Energy, Inc. (1)	1,970	6,560
Key Energy Services, Inc. (1)	8,132	3,004
Kosmos Energy Ltd. (1)	56,241	327,323
Laredo Petroleum, Inc. (1)	1,123	8,905
Marathon Oil Corp.	7,571	84,341
Marathon Petroleum Corp.	54,982	2,044,231
Matador Resources Co. (1)	96,390	1,827,554
Matrix Service Co. (1)	1,761	31,170
McDermott International, Inc. (1)	15,593	63,775
Murphy Oil Corp.	1,606	40,455
Nabors Industries Ltd.	2,519	23,175
National Oilwell Varco, Inc.	3,471	107,948
Natural Gas Services Group, Inc. (1)	793	17,153
Navios Maritime Acquisition Corp.	5,319	8,457
Newfield Exploration Co. (1)	1,782	59,252
Newpark Resources, Inc. (1)	5,477	23,661
Noble Corp. Plc	2,172	22,480
Noble Energy, Inc.	3,855	121,086
Nordic American Offshore Ltd.	1,200	5,376
Nordic American Tanker Ltd.	5,787	81,539
North Atlantic Drilling Ltd. (1)	274	751
Northern Oil & Gas, Inc. (1)	4,099	16,355
Oasis Petroleum, Inc. (1)	11,779	85,751
Oceaneering International, Inc.	732	24,332
Oil States International, Inc. (1)	3,365	106,065
ONEOK, Inc.	1,029	30,726
Pacific Ethanol, Inc. (1)	2,130	9,968
Panhandle Oil And Gas, Inc.	578	10,005
Par Petroleum Corp. (1)	66	1,238
Parker Drilling Co. (1)	7,809	16,555
Parsley Energy, Inc. (1)	104,118	2,353,067
Patterson-Uti Energy, Inc.	1,316	23,188
PBF Energy, Inc.	867	28,784
PDC Energy, Inc. (1)	3,005	178,647
Peabody Energy Corp.	918	2,130
PHI, Inc. (1)	750	14,168
Pioneer Energy Services Corp. (1)	4,034	8,875
Pioneer Natural Resources Co	1,449	203,932
QEP Resources, Inc.	1,936	27,317
Range Resources Corp.	1,419	45,947
Renewable Energy Group, Inc. (1)	2,873	27,121
REX American Resources Corp. (1)	383	21,245
Rex Energy Corp. (1)	3,385	2,601
Ring Energy, Inc. (1)	1,620	8,181
Rowan Companies Plc	1,118	18,000
RPC, Inc.	454	6,438
RSP Permian, Inc. (1)	51,902	1,507,234
Sanchez Energy Corp. (1)	2,178	11,957
Scorpio Tankers, Inc.	11,627	67,785
Seacor Holdings, Inc. (1)	1,119	60,930
Seadrill Ltd. (1)	3,368	11,114
Seventy Seven Energy, Inc. (1)	2,255	1,308
Ship Finance International Ltd.	3,858	53,588
SM Energy Co.	611	11,450
Southwestern Energy Co. (1)	3,454	27,874
Stone Energy Corp. (1)	4,089	3,230
Superior Energy Services, Inc.	1,347	18,036
Synergy Resources Corp. (1)	6,961	54,087
Targa Resources Corp.	738	22,037
Teekay Corp.	259	2,243
Teekay Tankers Ltd.	6,237	22,890
Tesco Corp.	2,451	21,103
Tesoro Corp.	1,058	90,999
Tetra Technologies, Inc. (1)	5,127	32,556
Tidewater, Inc.	3,059	20,893
TransAtlantic Petroleum Ltd. (1)	1,176	882
Triangle Petroleum Corp. (1)	2,023	1,097
Ultra Petroleum Corp. (1)	6,321	3,148
Unit Corp. (1)	3,278	28,879
W&T Offshore, Inc. (1)	2,375	5,201
Weatherford International Plc (1)	8,002	62,256
Western Refining, Inc.	32,431	943,418
Westmoreland Coal Co. (1)	1,135	8,183
Whiting Petroleum Corp. (1)	1,845	14,723
World Fuel Services Corp.	530	25,747
WPX Energy, Inc. (1)	2,119	14,812
		27,124,642
Financials - 28.51%
1st Source Corp.	1,060	33,750
Acadia Realty Trust	4,538	159,420
Access National Corp.	459	9,102
AG Mortgage Investment Trust, Inc.	1,989	25,996
Agree Realty Corp.	1,380	53,089
Alexander & Baldwin, Inc.	79,192	2,904,763
Alexander's, Inc.	15	5,708
Alexandria Real Estate Equity, Inc.	644	58,533
Alleghany Corp. (1)	6,461	3,205,948
Allegiance Bancshares, Inc. (1)	197	3,619
Allied World Assurance Co. Holdings, AG.	99,405	3,473,211
Allstate Corp.	40,702	2,742,094
Ally Financial, Inc. (1)	73,323	1,372,607
Altisource Asset Management Corp. (1)	76	897
Altisource Residential Corp.	3,803	45,636
Ambac Financial Group, Inc. (1)	1,610	25,438
American Assets Trust, Inc.	29,896	1,193,448
American Campus Communities, Inc.	1,166	54,907
American Capital Agency Corp.	2,974	55,406
American Capital Mortgage Investment Corp.	3,238	47,534
American Equity Investment Life Holding Co.	3,339	56,095
American Financial Group, Inc.	617	43,418
American Homes 4 Rent	79,438	1,263,064
American National BankShares, Inc.	549	13,906
American National Insurance Co.	65	7,508
Ameriprise Financial, Inc.	252	23,691
Ameris Bancorp	2,092	61,881
Amerisafe, Inc.	1,316	69,143
Ames National Corp.	589	14,584
Amtrust Financial Services, Inc.	695	17,987
Anchor BanCorp Wisconsin, Inc. (1)	512	23,071
Annaly Capital Management, Inc.	8,442	86,615
Anworth Mortgage Asset Corp.	6,806	31,716
Aon Plc	44,661	4,664,841
Apartment Investment & Management Co.	1,394	58,297
Apollo Commercial Real Estate Finance, Inc.	3,953	64,434
Apollo Residential Mortgage, Inc.	2,126	28,531
Apple Hospitality REIT, Inc.	1,578	31,260
Arch Capital Group Ltd. (1)	1,109	78,850
Ares Capital Corp.	387,750	5,754,210
Ares Commercial Real Estate Corp.	1,855	20,312
Argo Group International Holdings Ltd.	1,903	109,213
Arlington Asset Investment Corp.	925	11,590
Armada Hoffler Properties, Inc.	2,018	22,703
ARMOUR Residential REIT, Inc.	2,520	54,256
Arrow Financial Corp.	716	19,024
Arthur J. Gallagher & Co.	136,821	6,085,798
Ashford Hospitality Prime, Inc.	1,857	21,671
Ashford Hospitality Trust, Inc.	5,559	35,466
Aspen Insurance Holdings Ltd.	552	26,330
Associated Banc Corp.	1,368	24,542
Assurant, Inc.	608	46,907
Assured Guaranty Ltd.	1,267	32,055
Astoria Financial Corp.	5,914	93,678
Atlas Financial Holdings, Inc. (1)	493	8,943
AV Homes, Inc. (1)	813	9,236
Avalonbay Communities, Inc.	1,182	224,816
Axis Capital Holdings Ltd.	849	47,086
Baldwin & Lyons, Inc.	795	19,565
Banc of California, Inc.	2,865	50,138
BancFirst Corp.	473	26,975
Banco Latinoamericano De Comerico	1,971	47,738
Bancorpsouth, Inc.	138,816	2,958,169
Bank Mutual Corp.	2,969	22,475
Bank of Hawaii Corp.	389	26,561
Bank Of Marin Bancorp	383	18,851
Bank Of The Ozarks, Inc.	36,980	1,552,051
BankFinancial Corp.	1,172	13,853
BankUnited, Inc.	68,832	2,370,574
Banner Corp.	1,364	57,343
Bar Harbor Bankshares	382	12,690
BB&T Corp.	78,475	2,610,863
BBCN Bancorp, Inc.	5,176	78,623
BBX Capital Corp. (1)	106	1,692
Bear State Financial, Inc. (1)	843	7,815
Beneficial Bancorp, Inc. (1)	5,393	73,830
Berkshire Hills Bancorp, Inc.	1,925	51,763
Blue Hills Bancorp, Inc.	1,794	24,524
Bluerock Resident Growth REIT, Inc. - Class A	1,257	13,676
BNC Bancorp	1,668	35,228
BOK Financial Corp.	253	13,819
Boston Private Financial Holdings, Inc.	5,410	61,945
Boston Properties, Inc.	28,077	3,568,025
Brandywine Realty Trust	1,603	22,490
Bridge Bancorp, Inc.	957	29,160
Brixmor Property Group, Inc.	1,547	39,634
Brookline Bancorp, Inc.	4,580	50,426
Brown & Brown, Inc.	1,038	37,160
Bryn Mawr Bank Corp.	1,092	28,097
BSB Bancorp, Inc. (1)	508	11,415
C1 Financial, Inc. (1)	381	9,220
Calamos Asset Management, Inc.	1,253	10,638
Camden National Corp.	482	20,244
Camden Property Trust	776	65,254
Capital Bank Financial Corp.	62,970	1,942,625
Capital City Bank Group, Inc.	676	9,863
Capitol Federal Financial, Inc.	9,182	121,753
Capstead Mortgage Corp.	6,519	64,473
Cardinal Financial Corp.	1,959	39,866
Care Capital Properties, Inc.	740	19,862
Cascade Bancorp (1)	1,935	11,049
Cash Amer International, Inc.	1,648	63,679
CatchMark Timber Trust, Inc.	2,629	28,472
Cathay General Bancorp	5,200	147,316
CBL & Associates Properties, Inc.	1,500	17,850
Cedar Realty Trust, Inc.	5,643	40,799
CenterState Banks, Inc.	2,943	43,821
Central Pacific Financial Corp.	1,481	32,241
Century Bancorp, Inc.	218	8,482
Charles Schwab Corp.	46,164	1,293,515
Charter Financial Corp.	977	13,190
Chatham Lodging Trust	2,548	54,604
Chemical Financial Corp.	106,141	3,788,172
Chesapeake Lodging Trust	3,945	104,385
Chimera Investment Corp.	1,705	23,171
Cincinnati Financial Corp.	1,468	95,948
CIT Group, Inc.	1,558	48,345
Citizens & Northern Corp.	767	15,248
Citizens Financial Group, Inc.	2,782	58,283
Citizens, Inc. (1)	3,360	24,326
City Holding Company	988	47,207
Clifton Bancorp, Inc.	1,663	25,145
CNA Financial Corp.	237	7,627
CNB Financial Corporation, Inc.	919	16,165
CNO Financial Group, Inc.	83,996	1,505,208
Cobiz Financial, Inc.	2,348	27,753
Colony Capital, Inc.	7,389	123,914
Colony Starwood Homes	2,565	63,484
Columbia Banking System, Inc.	3,746	112,080
Columbia Property Trust, Inc.	982	21,594
Comerica, Inc.	1,591	60,251
Commerce Bancshares, Inc.	778	34,971
Communications Sales & Leasing, Inc.	1,086	24,164
Community Bank System, Inc.	2,785	106,415
Community Trust Bancorp, Inc.	1,012	35,744
CommunityOne Bancorp (1)	791	10,504
ConnectOne Bancorp, Inc.	1,938	31,686
Consolidated-Tomoka Land Co.	203	9,366
CorEnergy Infrastructure Trust, Inc.	817	16,430
Corporate Office Properties Trust	851	22,330
Corrections Corp Of America	1,048	33,588
Cousins Properties, Inc.	14,271	148,133
Cowen Group, Inc. (1)	6,684	25,466
Crawford & Co.	1,322	8,567
Cu Bancorp (1)	1,080	22,864
Cubesmart	2,529	84,216
Cullen/Frost Bankers, Inc.	486	26,783
Customers Bancorp, Inc. (1)	1,745	41,234
CVB Financial Corp.	168,337	2,937,481
CyrusOne, Inc.	422	19,264
CYS Investments, Inc.	10,615	86,406
DCT Industrial Trust, Inc.	5,841	230,544
DDR Corp.	2,706	48,140
Diamondrock Hospitality Co.	13,233	133,918
Digital Realty Trust, Inc.	556	49,200
Dime Community Bancshares, Inc.	2,051	36,139
Discover Financial Services	68,004	3,462,764
Donegal Group, Inc.	839	12,065
Douglas Emmett, Inc.	65,174	1,962,389
Duke Realty Corp.	3,089	69,626
Dupont Fabros Technology, Inc.	2,705	109,634
Dynex Capital, Inc.	3,423	22,763
E*TRADE Financial Corp. (1)	2,595	63,552
Eagle Bancorp, Inc. (1)	478	22,944
East West Bancorp, Inc.	55,816	1,812,904
Eastgroup Properties, Inc.	43,316	2,614,987
Education Realty Trust, Inc.	4,142	172,307
EMC Insurance Group, Inc.	684	17,545
Empire State Realty Trust, Inc.	537	9,414
Employers Holdings, Inc.	818	23,019
Encore Capital Group, Inc. (1)	1,434	36,911
Endurance Specialty Holdings Ltd.	557	36,394
Enova International, Inc. (1)	154	972
Enstar Group Ltd. (1)	14,737	2,395,941
Enterprise Bancorp, Inc.	482	12,648
Enterprise Financial Services Corp.	1,288	34,828
EPR Properties	3,751	249,892
Equity Bancshares, Inc. (1)	141	2,961
Equity Commonwealth (1)	1,160	32,735
Equity One, Inc.	4,837	138,628
Equity Residential	53,266	3,996,548
Essex Property Trust, Inc.	8,344	1,951,328
EverBank Financial Corp.	6,340	95,671
Everest Re Group Ltd.	397	78,380
Ezcorp, Inc. (1)	3,362	9,985
F.N.B. Corp.	13,232	172,148
Farmers Capital Bank Corp.	479	12,655
FBL Financial Group, Inc.	705	43,372
FCB Financial Holdings, Inc. (1)	1,816	60,400
Federal Agricultural Mortgage Corp.	654	24,675
Federated National Holding Co.	1,024	20,132
FelCor Lodging Trust, Inc.	9,399	76,320
Fidelity & Guaranty Life	885	23,222
Fidelity National Financial Ventures Group (1)	4,789	51,961
Fidelity Southern Corp.	1,262	20,242
Fifth Third Bancorp	232,505	3,880,508
Financial Institutions, Inc.	913	26,541
First American Financial Corp.	135,837	5,176,748
First Bancorp NC	1,272	23,977
First Bancorp PR (1)	7,672	22,402
First Bancorp, Inc.	674	13,150
First Busey Corp.	1,561	31,969
First Business Financial Services, Inc.	554	12,703
First Cash Financial Services, Inc.	151	6,955
First Citizens Bancshares, Inc.	502	126,037
First Commonwealth Financial Corp.	5,793	51,326
First Community Bancshares, Inc.	1,011	20,058
First Connecticut Bancorp, Inc.	1,021	16,295
First Defiance Financial Corp.	605	23,238
First Financial Bancorp	4,012	72,938
First Financial Bankshares, Inc.	1,755	51,913
First Financial Corp.	715	24,460
First Horizon National Corp.	2,092	27,405
First Industrial Realty Trust, Inc.	4,570	103,922
First Interstate BancSystem, Inc.	1,281	36,035
First Merchants Corp.	2,632	62,036
First Midwest Bancorp, Inc.	5,073	91,415
First NBC Bank Holding Co. (1)	1,002	20,631
First Niagara Financial Group, Inc.	3,183	30,811
First of Long Island Corp.	785	22,373
First Potomac Realty Trust	3,884	35,189
First Republic Bank	1,273	84,833
Firstmerit Corp.	10,781	226,940
Flagstar Bancorp, Inc. (1)	1,330	28,542
Flushing Financial Corp.	1,926	41,640
FNFV Group	2,508	85,021
Forest City Realty Trust, Inc.	1,953	41,189
Forestar Group, Inc. (1)	2,200	28,688
Four Corners Property Trust, Inc.	430	7,719
Fox Chase Bancorp, Inc.	731	14,123
Franklin Financial Network, Inc. (1)	352	9,504
Franklin Street Properties Corp.	5,981	63,458
FRP Holdings, Inc. (1)	457	16,269
Fulton Financial Corp.	11,496	153,816
Gain Capital Holdings, Inc.	1,825	11,972
Gaming and Leisure Properties, Inc.	687	21,242
General Growth Properties, Inc.	53,179	1,581,012
Genworth Financial, Inc. (1)	4,462	12,181
German American Bancorp, Inc.	966	31,105
Getty Realty Corp.	1,722	34,147
Glacier Bancorp, Inc.	4,909	124,787
Gladstone Commercial Corp.	1,457	23,866
Global Indemnity Plc (1)	653	20,328
Government Properties Income Trust	2,522	45,018
Gramercy Property Trust, Inc.	27,420	231,699
Great Ajax Corp.	365	4,084
Great Southern Bancorp, Inc.	681	25,286
Great Western Bancorp, Inc.	2,696	73,520
Green Bancorp, Inc. (1)	969	7,335
Green Dot Corp. (1)	2,995	68,795
Greenlight Capital Re Ltd. (1)	1,981	43,166
Guaranty Bancorp	939	14,517
Hallmark Financial Services, Inc. (1)	1,155	13,283
Hampton Roads Bankshares, Inc. (1)	1,664	2,945
Hancock Holding Co.	5,083	116,706
Hanmi Financial Corp.	2,071	45,603
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,485	47,762
Hanover Insurance Group, Inc.	396	35,727
Harford Financial Services Group, Inc.	68,823	3,171,364
Hatteras Financial Corp.	6,469	92,507
HCI Group, Inc.	576	19,181
HCP, Inc.	4,128	134,490
Healthcare Realty Trust, Inc.	6,592	203,627
Healthcare Trust of America, Inc.	1,008	29,655
Heartland Financial USA, Inc.	1,231	37,902
Heritage Commerce Corp.	1,531	15,325
Heritage Financial Corp.	1,951	34,279
Heritage Insurance Holdings, Inc.	776	12,393
Heritage Oaks Bancorp	1,491	11,615
Hersha Hospitality Trust	3,058	65,258
Highwoods Properties, Inc.	6,170	294,988
Hilltop Holdings, Inc. (1)	3,213	60,661
Hingham Institution for Savings	86	10,243
Home Bancshares, Inc.	683	27,969
Homestreet, Inc. (1)	1,115	23,203
Hometrust Bancshares, Inc. (1)	1,230	22,546
Horace Mann Educators Corp.	105,651	3,348,080
Horizon Bancorp	734	18,144
Hospitality Properties Trust	1,342	35,644
Host Hotels & Resorts, Inc.	6,776	113,159
Houlihan Lokey, Inc.	565	14,069
Hudson Pacific Properties, Inc.	4,904	141,824
Huntington Bancshares, Inc.	334,421	3,190,376
Iberiabank Corp.	52,798	2,706,953
Independence Holding Co.	588	9,361
Independence Realty Trust, Inc.	2,220	15,806
Independent Bank Corp.	66,859	3,072,840
Independent Bank Corp. MI	1,374	19,992
Independent Bank Group, Inc.	633	17,344
Infinity Property & Casualty Corp.	460	37,030
Infrareit, Inc.	1,476	25,166
Interactive Brokers Group, Inc.	470	18,480
Intercontinental Exchange, Inc.	674	158,484
International Banchares Corp.	3,528	87,000
INTL FCStone, Inc. (1)	760	20,315
Invesco Ltd.	3,371	103,726
Invesco Mortgage Capital, Inc.	7,573	92,239
Investment Technology Group, Inc.	1,201	26,542
Investors Bancorp, Inc.	648,467	7,548,156
Investors Real Estate Trust	8,048	58,428
Iron Mountain, Inc.	1,144	38,793
iStar Financial, Inc. (1)	5,006	48,358
J.G. Wentworth Co. (1)	560	683
James River Group Holdings Ltd.	810	26,131
Janus Capital Group, Inc.	8,858	129,593
Jones Lang LaSalle, Inc.	110	12,905
KCG Holdings, Inc. (1)	2,074	24,784
Kearny Financial Corp.	6,087	75,174
Kemper Corp.	2,918	86,285
Kennedy-Wilson Holdings, Inc.	138,616	3,035,690
KeyCorp	7,577	83,650
Kilroy Realty Corp.	16,138	998,458
Kimco Realty Corp.	111,357	3,204,854
Kite Realty Group Trust	5,496	152,294
Ladder Capital Corp.	2,872	35,756
Ladenburg Thalmann Financial Services, Inc. (1)	6,193	15,483
Lakeland Bancorp, Inc.	2,587	26,258
Lakeland Financial Corp.	1,076	49,259
LaSalle Hotel Properties	7,419	187,775
LegacyTexas Financial Group, Inc.	3,108	61,072
Legg Mason, Inc.	589	20,427
Leucadia National Corp.	2,548	41,201
Lexington Realty Trust	13,589	116,865
Liberty Property Trust	1,338	44,769
Lincoln National Corp.	2,266	88,827
Live Oak Bancshares, Inc.	312	4,680
Loews Corp.	48,433	1,853,047
LTC Properties, Inc.	2,344	106,043
M&T Bank Corp.	1,427	158,397
Mack Cali Realty Corp.	5,863	137,781
Maiden Holdings Ltd.	3,176	41,097
MainSource Financial Group, Inc.	1,397	29,463
Markel Corp. (1)	112	99,856
Marlin Business Services Corp.	548	7,842
Marsh & McLennan Companies, Inc.	42,974	2,612,389
MB Financial, Inc.	4,885	158,518
MBIA, Inc. (1)	7,899	69,906
Medical Properties Trust, Inc.	15,347	199,204
Mercantile Bank Corp.	1,085	24,326
Merchants Bancshares, Inc.	310	9,219
Mercury General Corp.	241	13,376
Meridian Bancorp, Inc.	3,062	42,623
Meta Financial Group, Inc.	497	22,663
MFA Financial, Inc.	3,337	22,858
MGIC Investment Corp. (1)	12,470	95,645
Mid-America Apartment Communities, Inc.	675	68,992
MidWestOne Financial Group, Inc.	506	13,890
Moelis & Co.	138	3,896
Monmouth Real Estate Investment Corp.	4,211	50,069
Monogram Residential Trust, Inc.	10,988	108,342
Moody's Corp.	11,352	1,096,149
Nasdaq OMX Group, Inc.	71,559	4,750,086
National Bank Holdings Corp.	1,955	39,862
National Bankshares, Inc.	439	15,066
National Communications Corp. (1)	382	9,019
National General Holdings Corp.	1,529	33,011
National Health Investors, Inc.	1,650	109,758
National Interstate Corp.	464	13,883
National Penn Bancshares, Inc.	9,114	96,973
National Retail Properties, Inc.	1,261	58,258
National Storage Affiliates Trust Co.	142	3,010
National Western Life Group, Inc. - Class A	163	37,593
Nationstar Mortgage Holdings, Inc. (1)	2,463	24,384
Navient Corp.	114,704	1,373,007
Navigators Group, Inc. (1)	25,735	2,158,394
NBT Bancorp, Inc.	2,860	77,077
Nelnet, Inc.	1,468	57,795
New Residential Investment Corp.	504,302	5,865,032
New Senior Investment Group, Inc.	5,396	55,579
New York Community Bancorp, Inc.	4,322	68,720
New York Mortgage Trust, Inc.	7,413	35,138
New York REIT, Inc.	10,660	107,666
NewStar Financial, Inc. (1)	1,580	13,825
Nexpoint Residential Trust, Inc.	1,282	16,781
NMI Holdings, Inc. (1)	3,618	18,271
Northern Trust Corp.	2,084	135,814
Northfield Bancorp, Inc.	137,787	2,265,218
NorthStar Reality Finance Corp.	1,638	21,491
NorthStar Realty Europe Corp.	551	6,392
Northwest Bancshares, Inc.	6,643	89,747
OceanFirst Financial Corp.	874	15,452
Ocwen Financial Corp. (1)	7,035	17,376
OFG Bancorp	3,001	20,977
Old National Bancorp	7,627	92,973
Old Republic International Corp.	2,338	42,739
Old Second Bancorp, Inc. (1)	1,843	13,214
Omega Healthcare Investors, Inc.	1,192	42,078
One Liberty Properties, Inc.	858	19,228
OneBeacon Insurance Group Ltd	1,805	22,978
Onemain Holdings, Inc. (1)	467	12,810
Oppenheimer Holdings, Inc.	723	11,409
Opus Bank	680	23,120
Orchid Island Capital, Inc.	1,459	15,130
Oritani Financial Corp.	2,870	48,704
Outfront Media, Inc.	1,229	25,932
Pacific Continental Corp.	1,249	20,146
Pacific Premier Bancorp, Inc. (1)	1,819	38,872
PacWest Bancorp	131,056	4,868,730
Paramount Group, Inc.	1,604	25,584
Park National Corp.	848	76,320
Park Sterling Corp.	3,108	20,730
Parkway Properties, Inc.	5,603	87,743
Peapack-Gladstone Financial Corp.	1,062	17,948
Pebblebrook Hotel Trust	88,720	2,579,090
Penns Woods Bancorp, Inc.	303	11,678
Pennsylvania Real Estate Investment Trust	4,543	99,265
Peoples Bancorp, Inc.	1,193	23,311
Peoples Financial Services Corp.	481	17,893
People's United Financial, Inc.	2,771	44,142
People's Utah Bancorp	184	2,913
PHH Corp. (1)	2,918	36,592
Physicians Realty Trust	140,087	2,602,816
Pico Holdings, Inc. (1)	1,492	15,263
Piedmont Office Realty Trust, Inc.	1,295	26,301
Pinnacle Financial Partners, Inc.	2,159	105,921
Piper Jaffray Cos. (1)	887	43,960
Popular, Inc.	930	26,607
Post Properties, Inc.	323	19,296
Potlatch Corp.	764	24,066
Preferred Apartment Communities, Inc.	1,446	18,335
Preferred Bank Los Angeles	753	22,778
Primerica, Inc.	3,252	144,812
Principal Financial Group, Inc.	2,634	103,911
PrivateBancorp, Inc.	5,111	197,285
ProAssurance Corp.	491	24,845
Prologis, Inc.	4,684	206,939
Prosperity Bancshares, Inc.	4,564	211,724
Provident Financial Services, Inc.	4,299	86,797
PS Business Parks, Inc.	1,158	116,391
QCR Holdings, Inc.	753	17,959
QTS Realty Trust, Inc.	51,505	2,440,307
Radian Group, Inc.	11,953	148,217
Rait Financial Trust	5,871	18,435
Ramco-Gershenson Properties Trust	5,217	94,063
Raymond James Financial, Inc.	56,925	2,710,199
Rayonier, Inc.	1,137	28,061
Re/Max Holdings, Inc.	786	26,960
Realogy Holdings Corp. (1)	835	30,152
Realty Income Corp.	2,231	139,460
Redwood Trust, Inc.	5,140	67,231
Regency Centers Corp.	51,610	3,863,009
Regional Management Corp. (1)	664	11,361
Regions Financial Corp.	11,978	94,027
Reinsurance Group of America, Inc.	83,261	8,013,871
RenaissanceRe Holdings Ltd.	386	46,254
Renasant Corp.	2,432	80,037
Republic Bancorp, Inc.	640	16,531
Resource America, Inc.	714	4,120
Resource Capital Corp.	2,171	24,424
Retail Opportunity Investments Corp.	6,532	131,424
Retail Properties of America, Inc.	2,120	33,602
Rexford Industrial Realty, Inc.	3,661	66,484
RLI Corp.	1,773	118,543
RLJ Lodging Trust	5,234	119,754
RMR Group, Inc. (1)	474	11,855
Rouse Properties, Inc.	2,437	44,792
Ryman Hospitality Properties, Inc.	32,625	1,679,535
S & T Bancorp, Inc.	2,261	58,243
Sabra Health Care REIT, Inc.	3,653	73,389
Safeguard Scientifics, Inc. (1)	1,387	18,378
Safety Insurance Group, Inc.	978	55,805
Sandy Spring Bancorp, Inc.	1,597	44,445
Santander Consumer USA Holding, Inc. (1)	756	7,930
Saul Centers, Inc.	117	6,203
Seacoast Banking Corp. of Florida (1)	1,537	24,269
SEI Investments Co.	111,929	4,818,543
Select Income REIT	4,170	96,119
Selective Insurance Group, Inc.	3,689	135,054
Senior Housing Properties Trust	2,105	37,658
ServisFirst Bancshares, Inc.	1,445	64,158
Sierra Bancorp	751	13,631
Signature Bank (1)	38	5,173
Silver Bay Realty Trust Corp.	2,438	36,204
Simmons First National Corp.	1,938	87,346
SL Green Realty Corp.	37,377	3,621,084
SLM Corp. (1)	134,825	857,487
South Street Financial Corp.	1,489	95,638
Southside Bancshares, Inc.	1,645	42,885
Southwest Bancorp, Inc.	1,227	18,466
Sovran Self Storage, Inc.	349	41,165
Spirit Realty Capital, Inc.	3,954	44,483
Stag Industrial, Inc.	4,285	87,243
Starwood Property Trust, Inc.	2,143	40,567
State Auto Financial Corp.	1,151	25,391
State Bank Financial Corp.	2,325	45,942
State National Companies, Inc.	2,083	26,246
State Street Corp.	21,109	1,235,299
Sterling Bancorp	7,799	124,238
Stewart Information Services Corp.	937	33,994
Stifel Financial Corp. (1)	4,454	131,838
Stock Yards Bancorp, Inc.	955	36,796
Stonegate Bank	716	21,451
Stonegate Mortgage Corp. (1)	802	4,603
Store Capital Corp.	2,721	70,419
Suffolk Bancorp	756	19,081
Summit Hotel Properties, Inc.	5,670	67,870
Sun Bancorp, Inc. (1)	583	12,074
Sun Communities, Inc.	2,802	200,651
Sunstone Hotel Investors, Inc.	13,741	192,374
SunTrust Banks, Inc.	85,547	3,086,536
SVB Financial Group (1)	171	17,451
Synchrony Financial (1)	175,285	5,023,668
Synovus Financial Corp.	1,130	32,668
Talmer BanCorp., Inc.	3,312	59,914
Taubman Centers, Inc.	347	24,717
TCF Financial Corp.	1,528	18,733
TD Ameritrade Holding Corp.	113,434	3,576,574
Tejon Ranch Co. (1)	908	18,678
Terreno Realty Corp.	2,838	66,551
Territorial Bancorp, Inc.	552	14,385
Texas Capital Bancshares, Inc. (1)	2,772	106,389
TFS Financial Corp.	590	10,248
The Bancorp, Inc. (1)	2,199	12,578
The GEO Group, Inc.	4,859	168,462
The Howard Hughes Corp. (1)	17,033	1,803,624
The Macerich Co.	25,576	2,026,642
The Progressive Corp.	5,247	184,380
The St. Joe Co. (1)	1,534	26,308
Third Point Reinsurance Ltd. (1)	5,387	61,250
Tiptree Financial, Inc.	2,067	11,782
Tompkins Financial Corp.	972	62,208
Torchmark Corp.	29,162	1,579,414
Towne Bank	2,954	56,687
TriCo Bancshares	1,473	37,296
Tristate Capital Holdings, Inc. (1)	1,371	17,275
Triumph Bancorp, Inc. (1)	963	15,244
TrustCo Bank Corp.	6,170	37,390
Trustmark Corp.	4,402	101,378
Two Harbors Investment Corp.	3,150	25,011
UBP, Inc.	699	14,644
UDR, Inc.	2,312	89,081
UMB Financial Corp.	2,562	132,276
UMH Properties, Inc.	1,577	15,644
Umpqua Holdings Corp.	14,335	227,353
Union Bankshares Corp.	2,926	72,067
United Bankshares, Inc.	4,514	165,664
United Community Banks, Inc.	3,434	63,426
United Community Financial Corp.	3,158	18,537
United Development Funding IV (2)	1,250	400
United Financial Bancorp, Inc.	2,636	33,187
United Fire Group, Inc.	1,413	61,918
United Insurance Holdings Corp.	1,206	23,167
Univest Corp. of Pennsylvania	1,264	24,661
Unum Group	108,665	3,359,922
Validus Holdings Ltd.	757	35,723
Valley National Bancorp	15,172	144,741
Ventas, Inc.	2,958	186,236
Vereit, Inc.	8,096	71,812
Virtus Investment Partners, Inc.	408	31,869
Vornado Realty Trust	1,683	158,926
Voya Financial, Inc.	1,927	57,367
W.P. Carey, Inc.	937	58,319
W.R. Berkley Corp.	34,659	1,947,836
Waddell & Reed Financial, Inc.	49	1,153
Walker & Dunlop, Inc. (1)	894	21,697
Walter Investment Management Corp. (1)	2,354	17,985
Washington Federal, Inc.	6,201	140,453
Washington Real Estate Investment Trust	4,506	131,620
Washington Trust Bancorp, Inc.	960	35,827
Waterstone Financial, Inc.	1,742	23,831
Webster Financial Corp.	5,916	212,384
Weingarten Realty Investors	1,107	41,535
Welltower, Inc.	1,721	119,334
WesBanco, Inc.	2,501	74,305
West Bancorporation, Inc.	1,022	18,631
Westamerica Bancorporation	1,664	81,053
Western Alliance Bancorporation (1)	2,743	91,561
Western Asset Mortgage Capital Corp.	2,881	28,954
Weyerhaeuser Co.	5,715	177,051
White Mountains Insurance Group Ltd.	51	40,933
Whitestone REIT	1,837	23,091
Willis Towers Watson PLC	9,080	1,077,433
Wilshire Bancorp, Inc.	4,589	47,267
Wintrust Financial Corp.	3,090	137,011
World Acceptance Corp. (1)	187	7,091
WP Glimcher, Inc.	1,668	15,829
WSFS Financial Corp.	1,907	62,016
Xenia Hotels & Resorts, Inc.	7,376	115,213
XL Group Plc	46,637	1,716,242
Yadkin Financial Corp.	2,795	66,158
Zions Bancorp	1,823	44,135
		229,909,865
Healthcare - 8.78%
ACADIA Pharmaceuticals, Inc. (1)	429	11,995
Aceto Corp.	236	5,560
Acorda Therapeutics, Inc. (1)	262	6,930
Adamas Pharmaceuticals, Inc. (1)	791	11,438
Addus Homecare Corp. (1)	23,991	412,405
Affymetrix, Inc. (1)	3,623	50,758
Agenus, Inc. (1)	947	3,940
Agilent Technologies, Inc.	2,979	118,713
Aimmune Therapeutics, Inc. (1)	79	1,071
Akebia Therapeutics, Inc. (1)	2,061	18,570
Alere, Inc. (1)	272	13,766
Alkermes Plc (1)	229	7,830
Alliance HealthCare Services, Inc. (1)	189	1,359
Allscripts Healthcare Solutions, Inc. (1)	1,120	14,795
Almost Family, Inc. (1)	507	18,881
Alnylam Pharmaceuticals, Inc. (1)	121	7,595
Amedisys, Inc. (1)	404	19,529
Amphastar Pharmaceuticals, Inc. (1)	716	8,592
Amsurg Corp. (1)	63,448	4,733,221
Analogic Corp.	62,504	4,938,441
AngioDynamics, Inc. (1)	1,658	20,377
Anika Therapeutics, Inc. (1)	212	9,481
Array Biopharma, Inc. (1)	1,735	5,118
Arrowhead Research Corp. (1)	1,726	8,319
AtriCure, Inc. (1)	453	7,624
Axovant Sciences Ltd. (1)	103	1,182
Becton Dickinson and Co.	13,563	2,059,135
BioCryst Pharmaceuticals, Inc. (1)	607	1,718
Bio-Rad Laboratories, Inc. (1)	185	25,293
BioScrip, Inc. (1)	4,594	9,831
Bio-Techne Corp.	195	18,431
Boston Scientific Corp. (1)	139,386	2,621,851
Brookdale Senior Living, Inc. (1)	86,316	1,370,698
Bruker Corp.	29,755	833,140
Calithera Biosciences, Inc. (1)	689	3,914
Capital Senior Living Corp. (1)	89,205	1,652,077
Cardinal Health, Inc.	46,110	3,778,714
Cardiovascular Systems, Inc. (1)	121	1,255
Catalent, Inc. (1)	206,250	5,500,687
Celldex Therapeutics, Inc. (1)	391	1,478
Centene Corp. (1)	360	22,136
Cerus Corp. (1)	946	5,610
Community Health Systems, Inc. (1)	85,333	1,579,514
ConforMIS, Inc. (1)	112	1,204
Conmed Corp.	1,800	75,492
Cross Country Healthcare, Inc. (1)	793	9,223
Cryolife, Inc.	1,679	18,049
Cutera, Inc. (1)	263	2,959
Cynosure, Inc. (1)	124	5,471
Cytokinetics, Inc. (1)	1,065	7,508
DaVita HealthCare Partners, Inc. (1)	21,506	1,578,110
DENTSPLY SIRONA, Inc.	930	57,316
Dermira, Inc. (1)	643	13,297
Editas Medicine, Inc. (1)	51	1,762
Emergent Biosolutions, Inc. (1)	597	21,701
Endo International Plc (1)	41,471	1,167,409
Endocyte, Inc. (1)	2,429	7,530
Ensign Group, Inc.	313	7,086
Entellus Medical, Inc. (1)	33	600
Evolent Health, Inc. (1)	268	2,830
Exactech, Inc. (1)	674	13,655
Five Star Quality Care, Inc. (1)	3,024	6,925
Genesis Healthcare, Inc. (1)	1,440	3,341
Geron Corp. (1)	359	1,048
Glaukos Corp. (1)	84	1,416
Global Blood Therapeutics, Inc. (1)	54	856
Greatbatch, Inc. (1)	44,412	1,582,844
Haemonetics Corp. (1)	1,774	62,055
Halyard Health, Inc. (1)	3,033	87,138
Harvard Bioscience, Inc. (1)	2,142	6,469
HCA Holdings, Inc. (1)	81,500	6,361,075
Healthsouth Corp.	20,625	776,119
Healthways, Inc. (1)	2,125	21,441
Hill-Rom Holdings, Inc.	42	2,113
ICON Plc (1)	43,518	3,268,202
ICU Medical, Inc. (1)	26,613	2,770,413
Ignyta, Inc. (1)	368	2,491
Immunomedics, Inc. (1)	243	607
IMS Health Holdings, Inc. (1)	136,400	3,621,420
INC Research Holdings, Inc. (1)	59,390	2,447,462
Innoviva, Inc.	727	9,153
Inovio Pharmaceuticals, Inc. (1)	514	4,477
Integra Lifesciences Holdings Corp. (1)	37,906	2,553,348
Invacare Corp.	2,113	27,828
Kindred Healthcare, Inc.	5,500	67,925
Laboratory Corp. of America Holdings (1)	16,901	1,979,614
Lemaitre Vascular, Inc.	486	7,543
Lexicon Pharmaceuticals, Inc. (1)	1,610	19,239
LHC Group, Inc. (1)	791	28,128
Lifepoint Hospitals, Inc. (1)	358	24,791
LivaNova Plc (1)	874	47,179
Loxo Oncology, Inc. (1)	584	15,967
Luminex Corp. (1)	2,610	50,634
Magellan Health, Inc. (1)	1,029	69,900
Mallinckrodt Plc (1)	635	38,913
Medicines Co. (1)	3,887	123,490
MEDNAX, Inc. (1)	355	22,940
Meridian Bioscience, Inc.	448	9,233
Merit Medical Systems, Inc. (1)	2,870	53,066
Merrimack Pharmaceuticals, Inc. (1)	433	3,624
National Healthcare Corp.	693	43,174
National Research Corp.	109	1,695
Navidea Biopharmaceuticals, Inc. (1)	1,212	1,145
Novocure Ltd. (1)	98	1,419
Nuvectra Corp. (1)	1,728	9,348
Omeros Corp. (1)	118	1,810
OraSure Technologies, Inc. (1)	3,389	24,502
Orthofix International (1)	1,221	50,696
Osiris Therapeutics, Inc.	109	622
Owens & Minor, Inc.	4,115	166,328
Patterson Companies, Inc.	349	16,239
PDL BioPharma, Inc.	10,984	36,577
Penumbra, Inc. (1)	55	2,530
PerkinElmer, Inc.	856	42,338
Perrigo Co. Plc	1,067	136,501
PharMerica Corp. (1)	2,022	44,706
QIAGEN (1)	2,076	46,378
Quest Diagnostics, Inc.	1,285	91,813
Quidel Corp. (1)	1,047	18,071
Quintiles Transitional Holdings, Inc. (1)	38	2,474
Rigel Pharmaceuticals, Inc. (1)	801	1,666
Rockwell Medical, Inc. (1)	363	2,726
RTI Surgical, Inc. (1)	402	1,608
SeaSpine Holdings Corp. (1)	300	4,392
Select Medical Holdings Corp. (1)	567	6,696
Seres Therapeutics, Inc. (1)	43	1,142
Spectrum Pharmaceuticals, Inc. (1)	3,196	20,327
St. Jude Medical, Inc.	33,912	1,865,160
Stemline Therapeutics, Inc. (1)	797	3,714
Surgery Partners, Inc. (1)	413	5,476
Surgical Care Affiliates, Inc. (1)	106	4,906
SurModics, Inc. (1)	690	12,703
Teladoc, Inc. (1)	226	2,170
Teleflex, Inc.	371	58,251
The Cooper Companies, Inc.	138	21,248
Theravance Biopharma, Inc. (1)	1,836	34,517
Tokai Pharmaceuticals, Inc. (1)	219	1,229
TransEnterix, Inc. (1)	2,742	11,653
Triple-S Management Corp. (1)	1,617	40,199
Trupanion, Inc. (1)	216	2,128
Unilife Corp. (1)	1,081	735
Universal American Corp.	3,393	24,226
Universal Health Services, Inc.	674	84,061
Vanda Pharmaceuticals, Inc. (1)	558	4,665
VCA, Inc. (1)	42	2,423
Verastem, Inc. (1)	1,046	1,653
Versartis, Inc. (1)	1,331	10,675
Vocera Communications, Inc. (1)	588	7,497
VWR Corp. (1)	212,348	5,746,137
Wright Medical Group NV (1)	2,792	46,347
XOMA Corp. (1)	885	684
Zimmer Holdings, Inc.	27,776	2,961,755
		70,845,736
Industrials - 13.28%
AAR Corp.	2,302	53,568
ABM Industries	3,643	117,705
Acacia Research Corp.	2,169	8,221
Acco Brands Corp. (1)	7,146	64,171
Actuant Corp.	3,881	95,900
AECOM (1)	1,169	35,994
Aegion Corp. (1)	2,375	50,089
Aerojet Rocketdyne Holdings, Inc. (1)	2,157	35,332
AeroVironment, Inc. (1)	1,274	36,080
AGCO Corp.	635	31,559
Air Lease Corp.	871	27,977
Air Transport Services Group, Inc. (1)	3,419	52,584
Aircastle Ltd.	4,074	90,606
Alamo Group, Inc.	630	35,097
Albany International Corp.	1,580	59,392
Allison Transmission Holdings, Inc.	55,925	1,508,856
Altra Industrial Motion Corp.	69,444	1,929,154
AMERCO	34	12,149
Ameresco, Inc. (1)	1,388	6,621
American Railcar Industries, Inc.	426	17,351
American Science & Engineering, Inc.	478	13,236
Applied Industrial Technologies, Inc.	1,583	68,702
ArcBest Corp.	1,142	24,656
Argan, Inc.	121	4,254
Armstrong World Industries, Inc. (1)	130	6,288
Astec Industries, Inc.	1,231	57,451
Atlas Air Worldwide Holdings, Inc. (1)	1,625	68,689
Babcock & Wilcox Enterprise, Inc. (1)	92,336	1,975,990
Barnes Group, Inc.	3,564	124,847
Beacon Roofing Supply, Inc. (1)	2,426	99,490
Brady Corp.	3,094	83,043
Briggs & Stratton Corp.	2,907	69,535
BWX Technologies, Inc.	767	25,741
CAI International, Inc. (1)	1,110	10,723
Carlisle Companies, Inc.	456	45,372
Casella Waste Systems, Inc. (1)	2,126	14,244
Cbiz, Inc. (1)	3,329	33,590
CDI Corp.	938	5,891
CECO Environmental Corp.	1,516	9,414
Celadon Group, Inc.	604	6,330
Chart Industries, Inc. (1)	1,993	43,288
Chicago Bridge & Iron Co.	878	32,126
Circor International, Inc.	31,767	1,473,671
Civeo Corp. (1)	6,694	8,234
Clarcor, Inc.	195	11,269
Clean Harbors, Inc. (1)	172	8,486
Colfax Corp. (1)	901	25,760
Columbus Mckinnon Corp.	1,316	20,740
Comfort Systems USA, Inc.	170	5,401
Copa Holdings SA	294	19,919
CRA International, Inc. (1)	631	12,393
Crane Co.	432	23,268
CSW Industrials, Inc. (1)	55,575	1,750,612
Cubic Corp.	1,424	56,903
Curtiss-Wright Corp.	22,086	1,671,248
Delta Air Lines, Inc.	16,591	807,650
Deluxe Corp.	1,491	93,173
Digitalglobe, Inc. (1)	4,190	72,487
Donaldson Co., Inc.	123	3,925
Douglas Dynamics, Inc.	1,106	25,338
Dover Corp.	1,436	92,378
Ducommun, Inc. (1)	721	10,995
Dun & Bradstreet Corp.	227	23,399
DXP Enterprises, Inc. (1)	569	9,992
Eagle Bulk Shipping, Inc. (1)	817	294
Emcor Group, Inc.	61,365	2,982,339
Encore Wire Corp.	43,031	1,675,197
EnerSys, Inc.	2,117	117,959
Engility Holdings, Inc. (1)	1,165	21,855
Ennis, Inc.	1,670	32,648
EnPro Industries, Inc.	14,800	853,664
Equifax, Inc.	32,481	3,712,253
Esco Technologies, Inc.	60,573	2,361,136
Essendant, Inc.	2,484	79,314
Esterline Technologies Corp. (1)	1,922	123,143
Exone Co. (1)	676	8,883
Exponent, Inc.	110	5,611
Federal Signal Corp.	4,064	53,889
Flowserve Corp.	642	28,511
Fluor Corp.	28,026	1,504,996
Fortune Brands Home & Security, Inc.	925	51,837
Franklin Covey Co. (1)	715	12,577
Franklin Electric Company, Inc.	242	7,785
FreightCar America, Inc.	407	6,341
FTI Consulting, Inc. (1)	2,512	89,201
FuelCell Energy, Inc. (1)	1,098	7,433
G & K Services, Inc.	23,641	1,731,703
GATX Corp.	368	17,480
General Cable Corp.	274	3,346
Genesee & Wyoming, Inc. (1)	311	19,500
Gibraltar Industries, Inc. (1)	1,997	57,114
Global Brass and Copper Holdings, Inc.	114	2,844
Golden Ocean Group Ltd. (1)	2,850	1,981
Gorman Rupp Co.	948	24,582
Graham Corp.	654	13,021
Granite Construction, Inc.	2,566	122,655
Great Lakes Dredge & Dock Corp. (1)	3,690	16,457
Griffon Corp.	1,612	24,905
HC2 Holdings, Inc. (1)	591	2,258
HD Supply Holdings, Inc. (1)	121,975	4,033,713
Heidrick & Struggles International, Inc.	1,126	26,686
Heritage Crystal Clean, Inc. (1)	757	7,525
Hertz Global Holdings, Inc. (1)	210,850	2,220,250
Hill International, Inc. (1)	2,502	8,432
Hillenbrand, Inc.	39,720	1,189,614
Hub Group, Inc. (1)	204	8,321
Hubbell, Inc.	12,542	1,328,574
Huntington Ingalls Industries, Inc.	26,930	3,687,794
Hurco Companies, Inc.	421	13,889
Huron Consulting Group, Inc. (1)	1,243	72,330
Hyster-Yale Materials Handling, Inc.	444	29,570
ICF International, Inc. (1)	1,296	44,544
IDEX Corp.	61	5,056
IHS, Inc. (1)	89	11,050
Ingersoll-Rand Plc	44,034	2,730,548
InnerWorkings, Inc. (1)	1,507	11,981
Insteel Industries, Inc.	104	3,179
ITT Corp.	799	29,475
Jacobs Engineering Group, Inc. (1)	1,125	48,994
Jetblue Airways Corp. (1)	1,754	37,044
Joy Global, Inc.	872	14,013
Kadant, Inc.	599	27,051
Kaman Corp.	1,624	69,329
Kansas City Southern	989	84,510
KAR Auction Services, Inc.	79,617	3,036,592
KBR, Inc.	1,291	19,985
Kelly Services, Inc.	1,936	37,016
Kennametal, Inc.	711	15,990
KEYW Holding Corp. (1)	2,154	14,303
Kimball International, Inc.	1,414	16,049
Kirby Corp. (1)	500	30,145
KLX, Inc. (1)	3,425	110,079
Knoll, Inc.	113,110	2,448,831
Korn/Ferry International	1,505	42,576
Kratos Defense & Security Solutions, Inc. (1)	2,883	14,271
L.B. Foster Co.	682	12,385
L-3 Communications Holdings, Inc.	693	82,120
Lawson Products, Inc. (1)	93	1,821
Lincoln Electric Holdings, Inc.	50	2,928
Lindsay Corp.	116	8,307
LSI Industries, Inc.	1,409	16,556
Lydall, Inc. (1)	69,533	2,261,213
Macquarie Infrastructure Corp.	618	41,678
Manitowoc Foodservice, Inc. (1)	1,222	18,012
ManpowerGroup, Inc.	40,902	3,330,241
Marten Transport Ltd.	1,384	25,908
Masco Corp.	137,301	4,318,116
Masonite International Corp. (1)	35,715	2,339,333
Mastec, Inc. (1)	4,380	88,651
Matson, Inc.	235	9,440
Matthews International Corp.	2,055	105,771
McGrath RentCorp	1,561	39,150
Meritor, Inc. (1)	2,669	21,512
Milacron Holdings Corp. (1)	250,148	4,124,941
Miller Industries, Inc.	659	13,365
Mistras Group, Inc. (1)	494	12,236
Mobile Mini, Inc.	2,697	89,055
Moog, Inc. (1)	2,174	99,308
MRC Global, Inc. (1)	6,667	87,604
MSA Safety, Inc.	50,015	2,418,225
MSC Industrial Direct Co., Inc.	295	22,511
Mueller Industries, Inc.	1,201	35,333
MYR Group, Inc. (1)	1,285	32,266
National Presto Industries, Inc.	311	26,043
Navigant Consulting, Inc. (1)	3,204	50,655
Navios Maritime Holdings, Inc.	5,082	5,743
Navistar International Corp. (1)	3,133	39,225
Neff Corp. (1)	374	2,783
Nielsen Holdings Plc	1,023	53,871
NL Industries, Inc. (1)	347	784
Northwest Pipe Co. (1)	593	5,467
NOW, Inc. (1)	962	17,047
Orbital ATK, Inc.	542	47,121
Orion Marine Group, Inc. (1)	1,914	9,915
Oshkosh Corp.	654	26,729
Owens Corning	1,056	49,928
PACCAR, Inc.	304	16,626
Parker-Hannifin Corp.	10,894	1,210,106
Pendrell Corp. (1)	10,061	5,332
Pentair Plc	1,608	87,250
Pitney Bowes, Inc.	1,052	22,660
Plug Power, Inc. (1)	4,552	9,332
Powell Industries, Inc.	594	17,707
PowerSecure International, Inc. (1)	1,204	22,503
Preformed Line Products Co.	173	6,318
Primoris Services Corp.	829	20,145
Quad/Graphics, Inc.	1,849	23,926
Quanex Building Products Corp.	91,754	1,592,849
Quanta Services, Inc. (1)	1,108	24,996
Raven Industries, Inc.	2,135	34,203
Regal-Beloit Corp.	380	23,974
Republic Services, Inc.	2,167	103,258
Resources Connection, Inc.	2,045	31,820
Roadrunner Transportation Systems, Inc. (1)	1,117	13,918
Robert Half International, Inc.	97,109	4,523,337
Roper Technologies, Inc.	555	101,437
RPX Corp. (1)	3,145	35,413
RR Donnelley & Sons Co.	884	14,498
Rush Enterprises, Inc. (1)	2,311	42,153
Ryder System, Inc.	478	30,965
Safe Bulkers, Inc.	1,433	1,151
Scorpio Bulkers, Inc. (1)	2,873	9,423
Simpson Manufacturing Company, Inc.	2,510	95,807
Skywest, Inc.	3,358	67,126
Snap-on, Inc.	20,675	3,245,768
SP Plus Corp. (1)	72	1,732
Sparton Corp. (1)	271	4,875
Spirit Aerosystems Holdings, Inc. (1)	92	4,173
SPX Corp.	366	5,497
SPX Flow, Inc. (1)	371	9,305
Standex International Corp.	27,473	2,137,674
Stanley Black & Decker, Inc.	31,047	3,266,455
Sunrun, Inc. (1)	1,028	6,661
TAL International Group, Inc.	2,203	34,014
Teledyne Technologies, Inc. (1)	1,713	150,984
Tennant Co.	89	4,582
Terex Corp.	941	23,412
Tetra Tech, Inc.	3,930	117,193
Textainer Group Holdings Ltd.	1,483	22,008
Textron, Inc.	43,083	1,570,806
The ADT Corp.	1,533	63,252
The Brink's Co.	94,828	3,185,273
The Manitowoc Co., Inc.	1,230	5,326
The Timken Co.	33,000	1,105,170
Thermon Group Holdings, Inc. (1)	1,820	31,959
Titan International, Inc.	2,657	14,295
Titan Machinery, Inc. (1)	1,124	12,993
TransUnion (1)	68	1,877
TRC Companies, Inc. (1)	1,133	8,214
TriMas Corp. (1)	2,767	48,478
Trinet Group, Inc. (1)	254	3,645
Trinity Industries, Inc.	1,390	25,451
Triumph Group, Inc.	443	13,946
Tutor Perini Corp. (1)	2,488	38,664
Twin Disc, Inc.	538	5,450
Tyco International Plc	472	17,327
UniFirst Corp.	970	105,846
United Rentals, Inc. (1)	20,225	1,257,793
Univar, Inc. (1)	1,355	23,279
Universal Forest Products, Inc.	1,305	111,995
Universal Truckload Services, Inc.	151	2,487
US Ecology, Inc.	68,070	3,005,971
USA Truck, Inc. (1)	357	6,726
Valmont Industries, Inc.	200	24,768
Vectrus, Inc. (1)	82	1,866
Veritiv Corp. (1)	537	20,009
Viad Corp.	1,338	39,016
Vicor Corp. (1)	77	807
Virgin America, Inc. (1)	116	4,473
Volt Information Sciences, Inc. (1)	194	1,461
VSE Corp.	282	19,145
Wabco Holdings, Inc. (1)	39,578	4,231,680
Waste Connections, Inc.	1,108	71,566
Watts Water Technologies, Inc.	32,681	1,801,704
Werner Enterprises, Inc.	2,202	59,806
Wesco Aircraft Holdings, Inc. (1)	4,002	57,589
WESCO International, Inc. (1)	37,455	2,047,665
West Corp.	2,940	67,091
Woodward, Inc.	1,253	65,181
XPO Logistics, Inc. (1)	822	25,235
Xylem, Inc.	1,623	66,381
YRC Worldwide, Inc. (1)	1,718	16,012
		107,126,109
Information Technology - 15.18%
3D Systems Corp. (1)	636	9,839
6d Global Technologies, Inc. (1)	190	57
ACI Worldwide, Inc. (1)	106,720	2,218,709
Activision Blizzard, Inc.	135,348	4,580,176
Actua Corp. (1)	2,628	23,783
Acxiom Corp. (1)	5,101	109,365
Adtran, Inc.	3,241	65,533
Advanced Micro Devices, Inc. (1)	23,113	65,872
Advanced Energy Industries, Inc. (1)	1,216	42,305
Agilysys, Inc. (1)	947	9,669
Alarm.com Holdings, Inc. (1)	117	2,773
Alliance Data Systems Corp. (1)	6,989	1,537,580
Alpha and Omega Semiconductor Ltd. (1)	1,210	14,339
Amdocs Ltd.	75,084	4,536,575
American Software, Inc.	1,344	12,096
Amkor Technology, Inc. (1)	6,426	37,849
Analog Devices, Inc.	237	14,028
Anixter International, Inc. (1)	1,856	96,716
ANSYS, Inc. (1)	652	58,328
Appfolio, Inc. (1)	94	1,151
Applied Materials, Inc.	4,194	88,829
Applied Micro Circuits Corp. (1)	3,799	24,542
Applied Optoelectronics, Inc. (1)	199	2,967
ARRIS International PLC (1)	1,017	23,310
Arrow Electronics, Inc. (1)	51,750	3,333,217
Atlassian Corporation Plc (1)	46	1,157
Autodesk, Inc. (1)	523	30,496
Avid Technology, Inc. (1)	789	5,334
Avnet, Inc.	57,672	2,554,870
AVX Corp.	2,996	37,660
Axcelis Technologies, Inc. (1)	7,281	20,387
Bankrate, Inc. (1)	4,053	37,166
Bazaarvoice, Inc. (1)	2,181	6,870
Bel Fuse, Inc.	655	9,563
Benchmark Electronics, Inc. (1)	3,405	78,485
Black Box Corp.	973	13,106
Black Knight Financial Services, Inc. (1)	25	776
Blucora, Inc. (1)	2,690	13,880
Booz Allen Hamilton Holding Corp.	67	2,029
Bottomline Technologies, Inc. (1)	413	12,592
Broadcom Ltd.	15,958	2,465,511
Broadridge Financial Solutions, Inc.	76,050	4,510,525
Brocade Communications Systems, Inc.	3,743	39,601
Brooks Automation, Inc.	4,369	45,438
CA, Inc.	2,676	82,394
Cabot Microelectronics Corp.	249	10,187
Caci International, Inc. (1)	38,256	4,081,915
Calix, Inc. (1)	2,681	19,008
Care.com, Inc. (1)	1,018	6,261
Cascade Microtech, Inc. (1)	121	2,495
Cass Information Systems, Inc.	348	18,218
Ceva, Inc. (1)	679	15,277
Check Point Software Technologies Ltd. (1)	37,075	3,242,950
Checkpoint Systems, Inc. (1)	2,727	27,597
Ciber, Inc. (1)	5,314	11,213
Coherent, Inc. (1)	1,410	129,579
Cohu, Inc.	1,651	19,614
CommScope Holding Co., Inc. (1)	104,573	2,919,678
Computer Sciences Corp.	1,240	42,644
Comtech Telecommunications Corp.	1,049	24,515
Control4 Corp. (1)	1,349	10,738
Convergys Corp.	6,442	178,894
CoreLogic, Inc. (1)	446	15,476
CPI Card Group, Inc.	288	2,373
Cree, Inc. (1)	922	26,830
CSRA, Inc.	1,242	33,410
CTS Corp.	2,146	33,778
Cypress Semiconductor Corp.	2,818	24,404
Daktronics, Inc.	2,036	16,084
Datalink Corp. (1)	1,235	11,288
DHI Group, Inc. (1)	1,790	14,445
Digi International, Inc. (1)	1,600	15,088
Digimarc Corp. (1)	40	1,212
Diodes, Inc. (1)	2,432	48,883
Dolby Laboratories, Inc.	445	19,340
DSP Group, Inc. (1)	1,413	12,887
DST Systems, Inc.	71	8,007
DTS, Inc. (1)	134	2,919
eBay, Inc. (1)	40,068	956,022
EchoStar Corp. (1)	395	17,495
Electro Rent Corp.	1,079	9,992
EMCORE Corp. (1)	1,222	6,110
EnerNOC, Inc. (1)	1,747	13,068
Entegris, Inc. (1)	180,380	2,456,776
EPIQ System, Inc.	1,322	19,856
Eplus, Inc. (1)	341	27,454
Everi Holdings, Inc. (1)	4,407	10,092
Exar Corp. (1)	2,110	12,132
ExlService Holdings, Inc. (1)	181	9,376
Extreme Networks, Inc. (1)	5,912	18,386
Fabrinet (1)	2,297	74,308
Fairchild Semiconductor International, Inc. (1)	7,551	151,020
FARO Technologies, Inc. (1)	873	28,119
FEI Co.	18,480	1,644,905
Fidelity National Information Services, Inc.	146,447	9,271,560
Finisar Corp. (1)	6,747	123,065
First Data Corp. (1)	366,733	4,745,525
First Solar, Inc. (1)	676	46,286
Fiserv, Inc. (1)	31,925	3,274,866
Fitbit, Inc. (1)	125	1,894
Flextronics International Ltd. (1)	155,547	1,875,897
FLIR Systems, Inc.	463	15,256
Formfactor, Inc. (1)	1,947	14,155
Global Payments, Inc.	53,300	3,480,490
Glu Mobile, Inc. (1)	3,820	10,772
GSI Group, Inc. (1)	2,211	31,308
Harmonic, Inc. (1)	4,147	13,561
Harris Corp.	43,307	3,371,883
II-Vi, Inc. (1)	3,396	73,727
Imation Corp. (1)	1,236	1,916
Ingram Micro, Inc.	1,253	44,995
Insight Enterprises, Inc. (1)	2,517	72,087
Instructure, Inc. (1)	195	3,498
InterActiveCorp	30,436	1,432,927
Interdigital, Inc.	245	13,634
Intersil Corp.	8,530	114,046
Intralinks Holdings, Inc. (1)	1,207	9,511
Itron, Inc. (1)	36,599	1,526,910
Ixia (1)	400	4,984
IXYS Corp.	1,591	17,851
Jabil Circuit, Inc.	102,447	1,974,154
Juniper Networks, Inc.	2,908	74,183
Keysight Technologies, Inc. (1)	243	6,741
Kimball Electronics, Inc. (1)	1,872	20,910
Knowles Corp. (1)	5,670	74,731
Kopin Corp. (1)	4,136	6,866
KVH Industries, Inc. (1)	124	1,184
Lam Research Corp.	406	33,536
Lattice Semiconductor Corp. (1)	5,712	32,444
Leidos Holdings, Inc.	545	27,424
Lexmark International, Inc.	549	18,353
Limelight Networks, Inc. (1)	3,927	7,108
Liquidity Services, Inc. (1)	1,537	7,962
Littelfuse, Inc.	31,429	3,869,224
Lumentum Holdings, Inc. (1)	419	11,300
M/A-Com Technology Solutions Holdings, Inc. (1)	69,450	3,041,215
Mantech International Corp.	1,611	51,536
Marchex, Inc.	2,145	9,545
Marin Software, Inc. (1)	1,737	5,246
Marvell Technology Group Ltd.	4,054	41,797
Match Group, Inc. (1)	70	774
Maxim Integrated Products, Inc.	1,663	61,165
Mentor Graphics Corp.	105,002	2,134,691
Mercury Systems, Inc. (1)	2,207	44,802
Methode Electronics, Inc.	46,330	1,354,689
Micron Technology, Inc. (1)	186,075	1,948,205
Microsemi Corp. (1)	61,288	2,347,943
MINDBODY, Inc. (1)	112	1,493
MKS Instrument, Inc.	78,469	2,954,358
ModusLink Global Solutions, Inc. (1)	2,494	3,666
MoneyGram International, Inc. (1)	1,926	11,787
Monster Worldwide, Inc. (1)	6,011	19,596
Multi-Fineline Electronix, Inc. (1)	589	13,671
Nanometrics, Inc. (1)	1,547	24,504
National Instruments Corp.	786	23,666
NCR Corp. (1)	137,065	4,102,355
Neophotonics Corp. (1)	1,903	26,718
NetApp, Inc.	1,847	50,405
Netease, Inc. - ADR	11,135	1,598,763
NetGear, Inc. (1)	2,083	84,091
NetScout Systems, Inc. (1)	70,440	1,618,007
NeuStar, Inc. (1)	177	4,354
Newport Corp. (1)	1,731	39,813
Nuance Communications, Inc. (1)	2,266	42,352
NVE Corp.	172	9,723
NVIDIA Corp.	4,813	171,487
Oclaro, Inc. (1)	6,308	34,063
ON Semiconductor Corp. (1)	61,251	587,397
OSI Systems, Inc. (1)	959	62,805
Park Electrochemical Corp.	1,316	21,069
Paychex, Inc.	370	19,984
PC Connection, Inc.	687	17,731
Pdf Solutions, Inc. (1)	152	2,034
Perficient, Inc. (1)	746	16,203
Photronics, Inc. (1)	4,306	44,825
Plexus Corp. (1)	1,357	53,629
Polycom, Inc. (1)	8,770	97,785
Power Integrations, Inc.	637	31,633
Progress Software Corp. (1)	3,296	79,500
Pure Storage, Inc. (1)	675	9,241
QAD, Inc.	496	10,540
QLogic Corp. (1)	5,374	72,227
Quantum Corp. (1)	14,173	8,646
QuinStreet, Inc. (1)	2,291	7,835
Rapid7, Inc. (1)	128	1,673
RealNetworks, Inc. (1)	1,353	5,493
Reis, Inc.	228	5,369
Retailmenot, Inc. (1)	2,175	17,422
Rocket Fuel, Inc. (1)	1,645	5,182
Rofin Sinar Technologies, Inc. (1)	1,609	51,842
Rogers Corp. (1)	832	49,812
Rovi Corp. (1)	5,376	110,262
Rudolph Technologies, Inc. (1)	1,761	24,055
Sabre Corp.	108,950	3,150,834
SanDisk Corp.	1,860	141,509
Sanmina Corp. (1)	5,097	119,168
Sapiens International Corp.	348	4,169
ScanSource, Inc. (1)	1,734	70,019
SciQuest, Inc. (1)	780	10,826
SeaChange International, Inc. (1)	2,157	11,907
Seagate Technology Plc	26,518	913,545
Semtech Corp. (1)	2,852	62,715
Servicesource International, Inc. (1)	1,650	7,029
ShoreTel, Inc. (1)	3,266	24,299
Sigma Designs, Inc. (1)	2,265	15,402
Silicon Laboratories, Inc. (1)	809	36,373
Silver Spring Networks, Inc. (1)	81	1,195
Skyworks Solutions, Inc.	54,225	4,224,127
Sonus Networks, Inc. (1)	3,208	24,156
Square, Inc. (1)	65	993
SS&C Technologies Holdings, Inc.	76	4,820
Stratasys Ltd. (1)	3,297	85,458
SunEdison, Inc. (1)	503	272
SunPower Corp. (1)	454	10,142
Sykes Enterprises, Inc. (1)	2,568	77,502
Symantec Corp.	6,089	111,916
Synnex Corp.	1,866	172,773
Synopsys, Inc. (1)	1,287	62,342
Take-Two Interactive Software, Inc. (1)	2,656	100,052
TE Connectivity Ltd	26,873	1,663,976
Tech Data Corp. (1)	22,486	1,726,250
TechTarget, Inc. (1)	912	6,767
Telenav, Inc. (1)	1,842	10,868
Teletech Holdings, Inc.	92,672	2,572,575
Teradata Corp. (1)	308	8,082
Teradyne, Inc.	1,921	41,474
Tessera Technologies, Inc.	1,321	40,951
Total Systems Services, Inc.	42,212	2,008,447
Trimble Navigation Ltd. (1)	2,200	54,560
TTM Technologies , Inc. (1)	3,837	25,516
Ubiquiti Networks, Inc. (1)	119	3,959
Ultra Clean Holdings, Inc. (1)	2,040	10,934
Ultratech, Inc. (1)	1,783	38,941
Unisys Corp. (1)	1,319	10,156
United Online, Inc. (1)	954	11,009
Veeco Instruments, Inc. (1)	2,618	50,999
Verint Systems, Inc. (1)	239	7,978
Viasat, Inc. (1)	413	30,347
Viavi Solutions, Inc. (1)	2,103	14,427
Vishay Intertechnology, Inc.	8,806	107,521
Vishay Precision Group, Inc. (1)	805	11,278
Western Digital Corp.	38,659	1,826,251
Xactly Corp. (1)	173	1,185
Xcerra Corp. (1)	2,000	13,040
Xerox Corp.	9,054	101,043
Xilinx, Inc.	1,778	84,331
Zillow Group, Inc. - Class A (1)	161	4,114
Zillow Group, Inc. - Class C (1)	315	7,475
Zynga, Inc. (1)	6,459	14,727
		122,381,888
Materials - 7.18%
A. Schulman, Inc.	198	5,390
Airgas, Inc.	471	66,712
AK Steel Holding Corp. (1)	11,537	47,648
Albemarle Corp.	1,004	64,186
Alcoa, Inc.	11,717	112,249
Allegheny Technologies, Inc.	979	15,958
American Vanguard Corp.	1,652	26,069
AptarGroup, Inc.	456	35,755
Ashland, Inc.	513	56,409
Avery Dennison Corp.	73,084	5,270,087
Axiall Corp.	4,566	99,721
Bemis, Inc.	776	40,181
Berry Plastics Group, Inc. (1)	33,999	1,229,064
Boise Cascade Co. (1)	438	9,075
Cabot Corp.	568	27,451
Calgon Carbon Corp.	25,058	351,313
Carpenter Technology Corp.	38,171	1,306,593
Celanese Corp.	1,274	83,447
Century Alum Co. (1)	3,032	21,376
CF Industries Holdings, Inc.	41,479	1,299,952
Chase Corp.	26	1,367
Cliffs Natural Resources, Inc. (1)	11,847	35,541
Coeur Mining, Inc. (1)	8,790	49,400
Commercial Metals Co.	7,528	127,750
Constellium (1)	451,925	2,345,491
Crown Holdings, Inc. (1)	148,770	7,377,504
Domtar Corp.	570	23,085
Eagle Materials, Inc.	51,279	3,595,171
Eastman Chemical Co.	1,000	72,230
Flotek Industries, Inc. (1)	3,498	25,640
FMC Corp.	330	13,322
Freeport-McMoRan, Inc.	11,201	115,818
FutureFuel Corp.	1,564	18,440
Glatfelter	97,936	2,030,213
Graphic Packaging Holding Co.	330,263	4,243,880
Greif, Inc.	2,010	65,827
Handy & Harman Ltd. (1)	150	4,102
Hawkins, Inc.	553	19,958
Haynes International, Inc.	748	27,302
HB Fuller Co.	65,295	2,771,773
Hecla Mining Co.	24,050	66,859
Huntsman Corp.	674	8,964
Innophos Holdings, Inc.	1,275	39,410
Innospec, Inc.	1,572	68,162
International Paper Co.	187	7,674
Intrepid Potash, Inc. (1)	3,844	4,267
Kaiser Aluminum Corp.	732	61,883
Kraton Performance Polymers, Inc. (1)	2,043	35,344
Kronos Worldwide, Inc.	1,354	7,745
Louisiana-Pacific Corp. (1)	778	13,319
LSB Industries, Inc. (1)	839	10,697
Martin Marietta Materials, Inc.	519	82,786
Materion Corp.	1,307	34,609
Methanex Corp.	23,703	761,340
Minerals Technologies, Inc.	39,196	2,228,293
Multi Packaging Solutions International Ltd. (1)	445	7,222
Neenah Paper, Inc.	496	31,575
Newmont Mining Corp.	4,732	125,777
Nucor Corp.	2,854	134,994
Olin Corp.	5,987	103,994
Olympic Steel, Inc.	443	7,668
Omnova Solutions, Inc. (1)	1,235	6,867
Owens-Illinois, Inc. (1)	1,355	21,626
Packaging Corporation of America	82,301	4,970,980
Platform Specialty Products Corp. (1)	993	8,540
Polyone Corp.	30,090	910,223
PPG Industries, Inc.	12,281	1,369,209
Quaker Chemical Corp.	247	20,960
Rayonier Advanced Materials, Inc.	2,669	25,356
Real Industry, Inc. (1)	560	4,872
Reliance Steel & Aluminum Co.	44,490	3,078,263
Royal Gold, Inc.	550	28,210
Ryerson Holding Corp. (1)	648	3,603
Schnitzer Steel Industries, Inc.	1,697	31,293
Schweitzer-Mauduit International, Inc.	1,639	51,596
Scotts Miracle-Gro Co.	41	2,984
Sensient Technologies Corp.	30,908	1,961,422
Sonoco Products Co.	903	43,859
Steel Dynamics, Inc.	62,869	1,415,181
Stepan Co.	637	35,220
Stillwater Mining Co. (1)	5,328	56,743
Suncoke Energy, Inc.	1,246	8,099
Tahoe Resources, Inc.	1,254	12,578
The Mosaic Co.	44,242	1,194,534
The Valspar Corp.	19,978	2,138,046
TimkenSteel Corp.	2,619	23,833
Tredegar Corp.	1,257	19,760
Tronox Ltd.	4,130	26,391
United States Lime & Minerals, Inc.	110	6,601
United States Steel Corp.	1,302	20,897
Valhi, Inc.	368	434
Vulcan Materials Co.	1,031	108,843
Westlake Chemical Corp.	361	16,714
WestRock Co.	81,524	3,181,882
Worthington Industries, Inc.	2,396	85,393
		57,866,044
Telecommunication Services - 0.57%
8x8, Inc. (1)	3,702	37,242
Atlantic Tele Network, Inc.	28,606	2,169,193
Boingo Wireless, Inc. (1)	1,065	8,222
Centurylink, Inc.	5,044	161,206
Cincinnati Bell, Inc. (1)	13,806	53,429
Consolidated Communications Holdings, Inc.	1,141	29,392
Frontier Communications Corp.	10,448	58,404
Globalstar, Inc. (1)	30,909	45,436
Hawaiian Telcom Holdco, Inc. (1)	755	17,780
IDT Corp.	939	14,639
Incontact, Inc. (1)	307	2,729
Inteliquent, Inc.	1,272	20,416
Intelsat S.A. (1)	1,630	4,108
Iridium Communications, Inc. (1)	5,370	42,262
Level 3 Communications, Inc. (1)	2,280	120,498
Lumos Networks Corp. (1)	213	2,735
NTELOS Holdings Corp. (1)	1,107	10,184
ORBCOMM, Inc. (1)	3,847	38,970
pdvWireless, Inc. (1)	285	9,787
RingCentral, Inc. (1)	98,125	1,545,469
SBA Communications Corp. (1)	587	58,800
Shenandoah Telecommunications Company	442	11,823
Spok Holdings, Inc.	1,358	23,779
Sprint Corp. (1)	6,643	23,118
Telephone & Data Systems, Inc.	842	25,336
United States Cellular Corp. (1)	118	5,391
Vonage Holdings Corp. (1)	10,866	49,658
Windstream Holdings, Inc.	261	2,004
Zayo Group Holdings, Inc. (1)	174	4,218
		4,596,228
Utilities - 4.43%
Abengoa Yield Plc	3,191	56,736
AES Corp.	6,105	72,039
AGL Resources, Inc.	1,073	69,895
Allete, Inc.	3,173	177,910
Alliant Energy Corp.	25,253	1,875,793
Ameren Corp.	42,660	2,137,266
American Electric Power Co., Inc.	53,981	3,584,338
American States Water Co.	2,252	88,639
American Water Works Co., Inc.	1,609	110,908
Aqua America, Inc.	1,586	50,467
Artesian Resources Corp.	486	13,589
Atlantic Power Corp.	7,940	19,532
Atmos Energy Corp.	904	67,131
Avangrid, Inc.	513	20,576
Avista Corp.	4,049	165,118
Black Hills Corp.	3,330	200,233
California Water Service Group	3,123	83,447
Calpine Corp. (1)	2,946	44,691
CenterPoint Energy, Inc.	3,845	80,437
Chesapeake Utilities Corp.	989	62,277
Cleco Corp.	3,940	217,527
CMS Energy Corp.	2,477	105,124
Connecticut Water Services, Inc.	712	32,111
Consolidated Edison, Inc.	2,619	200,668
Consolidated Water Co., Inc.	939	11,428
DTE Energy Co.	1,603	145,328
Dynegy, Inc. (1)	7,853	112,848
Edison International	56,107	4,033,532
El Paso Electric Co.	2,629	120,619
Empire District Electric Co.	2,842	93,928
Entergy Corp.	1,604	127,165
Eversource Energy	2,843	165,861
FirstEnergy Corp.	51,780	1,862,527
Genie Energy Ltd.	574	4,368
Great Plains Energy, Inc.	65,231	2,103,700
Hawaiian Electric Industries, Inc.	965	31,266
IDACORP, Inc.	3,273	244,133
ITC Holdings Corp.	879	38,298
Laclede Group, Inc.	2,821	191,123
MDU Resources Group, Inc.	1,753	34,113
MGE Energy, Inc.	55,169	2,882,580
Middlesex Water Co.	1,027	31,683
National Fuel Gas Co.	762	38,138
New Jersey Resources Corp.	5,568	202,842
NiSource, Inc.	2,838	66,863
Northwest Natural Gas Co.	1,782	95,961
Northwestern Corp.	3,062	189,079
NRG Energy, Inc.	2,812	36,584
NRG Yield, Inc.	2,254	30,587
NRG Yield, Inc.	4,073	58,000
OGE Energy Corp.	1,792	51,305
One Gas, Inc.	43,263	2,643,369
Ormat Technologies, Inc.	1,412	58,231
Otter Tail Corp.	2,420	71,680
Pattern Energy Group, Inc.	3,619	69,014
PG&E Corp.	54,521	3,255,994
Piedmont Natural Gas Company, Inc.	5,113	305,911
Pinnacle West Capital Corp.	992	74,469
PNM Resources, Inc.	5,160	173,995
Portland General Electric Co.	94,131	3,717,233
PPL Corp.	5,978	227,582
Public Service Enterprise Group, Inc.	4,526	213,356
Questar Corp.	1,582	39,234
SCANA Corp.	1,280	89,792
Sempra Energy	2,215	230,471
SJW Corp.	1,031	37,477
South Jersey Industries, Inc.	4,460	126,887
Southwest Gas Corp.	3,051	200,908
Talen Energy Corp. (1)	5,444	48,996
TECO Energy, Inc.	2,104	57,923
Terraform Global, Inc.	2,279	5,424
TerraForm Power, Inc.	491	4,247
UGI Corp.	1,547	62,329
Unitil Corp.	897	38,114
Vectren Corp.	741	37,465
Vivint Solar, Inc. (1)	319	845
WEC Energy Group, Inc.	2,824	169,638
Westar Energy, Inc.	15,558	771,832
WGL Holdings, Inc.	3,235	234,117
Xcel Energy, Inc.	4,533	189,570
York Water Co.	739	22,554
		35,718,968
Total Common Stocks (Cost $802,659,787)		$773,516,320

SHORT-TERM INVESTMENTS - 4.26%
Money Market Fund - 4.26%
Goldman Sachs Financial Square Government Fund - Class I, 0.25%	17,176,891	$17,176,891
JPMorgan U.S. Government Money Market Fund - Class I, 0.23%	17,176,891	17,176,891
Total Short-Term Investments (Cost $34,353,782)		$34,353,782

TOTAL INVESTMENTS IN SECURITIES - 100.18%
(Cost $837,013,569)		$807,870,102
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18)%		(1,432,203)
TOTAL NET ASSETS - 100.00%		$806,437,899

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(1) Non-income producing security.
(2)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees.  This security represents $400 or 0.00% of the Fund's net assets and is classified as a Level 3 security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
1	E-Mini Russell 2000 Future	Morgan Stanley	Jun. 2016	$108,683	$110,960	$2,277
1	E-Mini S&P Mid 400 Future	Morgan Stanley	Jun. 2016	142,462	144,120	1,658
						$3,935

Bridge Builder International Equity Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.74%
Australia - 2.86%
AGL Energy	6,352	$89,431
ALS Ltd.	4,808	14,694
Alumina Ltd.	3,946,928	3,926,412
Amcor Ltd.	10,359	113,753
AMP Ltd.	25,308	112,179
Ansell Ltd.	1,148	15,173
APA Group	9,672	65,232
Aristocrat Leisure Ltd.	4,633	36,547
Asciano Ltd.	9,199	63,211
ASX Ltd.	2,111	66,964
Aurizon Holdings Ltd.	18,344	55,742
AusNet Services	14,559	16,621
Australia & New Zealand Banking Group Ltd.	25,323	453,950
Bank of Queensland Ltd.	4,475	41,491
Bendigo & Adelaide Bank Ltd.	4,363	29,610
BHP Billiton Ltd.	27,876	360,207
BHP Billiton Plc	206,234	2,309,477
Boral Ltd.	6,259	29,605
Brambles Ltd.	658,910	6,104,256
Caltex Australia Ltd.	739	19,274
Challenger Ltd.	4,299	27,588
CIMIC Group Ltd.	858	22,828
Coca-Cola Amatil Ltd.	4,404	29,821
Cochlear Ltd.	171,303	13,398,865
Commonwealth Bank of Australia	14,741	845,086
Computershare Ltd.	2,975	22,267
Crown Resorts Ltd.	2,511	23,957
CSL Ltd.	146,136	11,356,407
Dexus Property Group	8,334	50,609
Flight Centre Travel Group Ltd.	722	23,913
Fortescue Metals Group Ltd.	15,653	30,451
Goodman Group	14,283	73,047
GPT Group	16,503	63,178
Harvey Norman Holdings Ltd.	3,530	12,699
Healthscope Ltd.	19,155	38,977
Iluka Resources Ltd.	2,224	11,151
Incitec Pivot Ltd.	9,959	24,306
Insurance Australia Group Ltd.	20,586	87,920
Lend Lease Group	5,510	58,495
Macquarie Group Ltd.	2,763	139,846
Medibank Private Ltd.	23,943	53,700
Mesoblast Ltd. (1)	589,686	1,153,660
Mirvac Group	30,126	44,637
National Australia Bank Ltd.	22,173	445,210
Newcrest Mining Ltd. (1)	6,385	82,628
Orica Ltd.	3,305	38,873
Origin Energy Ltd.	14,526	56,574
Platinum Asset Management Ltd.	856	4,162
Qantas Airways Ltd.	5,767	18,001
QBE Insurance Group Ltd.	581,930	4,863,009
Ramsay Health Care Ltd.	1,143	53,667
REA Group Ltd.	408	16,887
Santos Ltd.	13,086	40,547
Scentre Group	46,213	157,309
Seek Ltd.	545,074	6,766,714
Sonic Healthcare Ltd.	3,914	56,133
South32 Ltd. (1)	46,208	51,852
Stockland	22,133	72,410
Suncorp Group Ltd.	10,153	92,632
Sydney Airport	5,923	30,341
Tabcorp Holdings Ltd.	5,430	17,806
Tatts Group Ltd.	13,549	39,255
Telstra Corp Ltd.	37,140	151,567
The Star Entertainment Group	6,617	28,778
TPG Telecom Ltd.	2,256	19,604
Transurban Group	16,465	143,022
Treasury Wine Estates Ltd.	956,072	7,059,611
Vicinity Centres	33,276	81,328
Washington H Soul Pattinson & Co Ltd	922	11,801
Wesfarmers Ltd.	9,752	309,535
Westfield Corp.	17,480	133,839
Westpac Banking Corp.	28,259	656,372
Woodside Petroleum Ltd.	6,507	130,164
Woolworths Ltd.	10,994	186,071
WorleyParsons Ltd.	2,936	12,128
		63,345,067
Austria - 0.01%
ams AG	421	14,427
Andritz AG	463	25,365
Erste Group Bank AG (1)	2,500	70,168
EVN AG	179	2,055
IMMOFINANZ AG (1)	7,476	15,870
Mayr Melnhof Karton AG	247	29,615
Oesterreichische Post AG	268	10,883
OMV AG	1,154	32,402
Raiffeisen Bank International AG (1)	1,113	16,821
Strabag SE	363	10,975
UNIQA Insurance Group AG	1,331	9,340
Verbund AG	1,000	12,759
voestalpine AG	809	26,983
		277,663
Belgium- 0.57%
Ackermans	151	21,396
Ageas	1,830	72,425
Anheuser-Busch InBev SA/NV	95,270	11,836,067
bpost SA	990	27,474
Cie d'Entreprises CFE	200	18,925
Colruyt SA	346	20,121
Delhaize Group	932	97,134
D'ieteren SA/NV	471	19,802
Elia System Operator SA/NV	356	17,694
Financiere de Tubize SA	192	12,444
Groupe Bruxelles Lambert SA	648	53,390
KBC Groep NV	2,472	127,303
Proximus	1,399	47,740
Sofina SA	100	11,896
Solvay SA	626	62,587
Telenet Group Holding NV (1)	439	22,187
UCB SA	1,120	85,496
Umicore SA	600	29,784
		12,583,865
Bermuda - 0.32%
Hiscox Ltd.	1,921	26,694
Lazard Ltd.	184,150	7,145,020
		7,171,714
Brazil - 0.92%
Ambev SA - ADR	1,835,760	9,509,237
Kroton Educacional SA	3,433,530	10,962,392
		20,471,629
Canada - 1.90%
Cameco Corp.	639,172	8,206,968
Canadian Pacific Railway Ltd.	95,785	12,709,712
Constellation Software, Inc. (1)	21,400	8,762,507
Lululemon Athletica, Inc. (1)	185,370	12,551,403
		42,230,590
Chile - 0.08%
Antofagasta Plc	3,046	20,471
Sociedad Quimica y Minera de Chile SA - ADR	81,341	1,671,557
		1,692,028
China - 4.73%
Alibaba Group Holding Ltd. - ADR (1)	244,296	19,306,713
Baidu, Inc. - ADR (1)	123,223	23,520,806
Ctrip.com International Ltd. - ADR (1)	321,417	14,225,916
JD.com, Inc. - ADR (1)	183,123	4,852,760
Lenovo Group Ltd.	12,842,000	10,008,739
Shandong Weigao Group Medical Polymer Co. Ltd.	6,997,187	4,462,482
Tencent Holdings Ltd.	1,182,500	24,175,465
Tsingtao Brewery Co. Ltd.	1,143,000	4,350,517
		104,903,398
Curacao - 0.00% (3)
HAL Trust	174	34,548
Denmark - 3.67%
A.P. Moller-Maersk A/S - Class A	25	31,899
A.P. Moller-Maersk A/S - Class B	41	53,752
Carlsberg A/S	102,287	9,726,001
CHR Hansen Holding A/S	195,638	13,119,733
Coloplast A/S	145,595	11,017,615
D/S Norden A/S (1)	4,164	60,647
Danske Bank A/S	5,987	168,956
DSV A/S	1,520	63,223
FLSmidth & Co. A/S	306	12,815
Genmab A/S (1)	579	80,122
GN Store Nord A/S	941	19,647
H Lundbeck A/S (1)	604	19,921
ISS A/S	1,394	55,909
Jyske Bank A/S	512	23,080
Novo Nordisk A/S - Class B	305,556	16,546,955
Novo Nordisk A/S - Sponsored ADR	259,460	14,060,137
Novozymes A/S	353,678	15,882,420
Pandora A/S	968	126,554
Rockwool International A/S	203	32,241
TDC A/S	8,492	41,505
Topdanmark A/S (1)	723	18,369
Tryg A/S	907	17,566
Vestas Wind Systems A/S	1,921	135,353
William Demant Holding A/S (1)	170	17,075
		81,331,495
Finland - 0.94%
Amer Sports Corp.	970	28,159
Cargotec Oyj	378	12,193
Elisa OYJ	1,092	42,404
Fortum OYJ	4,344	65,697
Huhtamaki OYJ	845	31,330
Kesko OYJ - Class A	322	13,539
Kesko OYJ - Class B	641	28,285
Kone OYJ	156,155	7,515,884
Metso OYJ	667	15,896
Neste Oyj	1,019	33,486
Nokia OYJ	2,121,423	12,584,805
Nokian Renkaat OYJ	975	34,399
Orion Oyj - Class A	396	12,995
Orion Oyj - Class B	991	32,712
Outokumpu OYJ (1)	1,072	4,169
Sampo Oyj	4,250	201,299
Stora Enso OYJ	4,441	39,679
UPM-Kymmene OYJ	4,633	83,763
Wartsila OYJ Abp	1,239	56,006
		20,836,700
France - 4.06%
Accor SA	241,527	10,216,983
Aeroports de Paris	270	33,344
Air France-KLM (1)	2,486	23,621
Air Liquide SA	2,986	335,003
Airbus Group SE	4,871	322,741
Alstom (1)	2,119	54,078
Amundi (Acquired 12/18/2015, Cost $14,450) (1)(2)	299	14,211
Arkema SA	670	50,195
Atos SE	801	65,056
AXA SA	18,282	428,690
BioMerieux	127	14,530
BNP Paribas SA	234,975	11,805,308
Bollore SA	7,713	29,901
Bouygues SA	1,903	77,356
Bureau Veritas SA	2,445	54,361
Cap Gemini SA	1,495	140,238
Carrefour SA	6,320	173,631
Casino Guichard Perrachon SA	483	27,643
Christian Dior SE	410	74,241
Cie de Saint-Gobain	197,678	8,682,870
CNP Assurances	802	12,489
Credit Agricole SA	9,261	100,148
Danone SA	130,519	9,260,637
Dassault Systemes	1,129	89,453
Edenred	2,115	41,004
Eiffage SA	364	27,931
Electricite de France SA	1,916	21,451
Elior (Acquired 07/29/2015, Cost $12,737) (2)	640	14,014
Engie	13,497	209,118
Eramet (1)	470	13,144
Essilor International SA	1,842	226,964
Euler Hermes Group	137	12,415
Eurazeo SA	296	19,993
Eutelsat Communications SA	1,373	44,281
Faurecia	616	23,321
Financiere de L'Odet	13	12,266
Fonciere Des Regions	482	45,455
Gecina SA	318	43,619
Groupe Eurotunnel SE	4,399	49,250
Havas SA	1,496	11,986
ICADE	168	12,839
Iliad SA	187	48,045
Imerys SA	238	16,576
Ingenico Group	498	57,087
Ipsen SA	255	14,622
JCDecaux SA	705	30,856
Kering	671	119,803
Klepierre	1,774	84,740
Korian SA	45	1,324
Legrand SA	94,627	5,289,095
L'Oreal SA	2,066	369,580
LVMH Moet Hennessy Louis Vuitton SE	56,034	9,574,913
Mercialys SA	485	11,248
Metropole Television SA	777	14,156
Natixis SA	7,929	38,980
Numericable-SFR SAS	791	33,220
Orange SA	17,232	300,922
Orpea	499	41,507
Pernod Ricard SA	1,896	211,125
Peugeot SA (1)	4,123	70,537
Plastic Omnium SA	678	23,286
Publicis Groupe SA	1,552	108,828
Remy Cointreau SA	26,236	1,989,674
Renault SA	1,700	168,942
Rexel SA	2,941	41,923
Safran SA	29,940	2,089,816
Sanofi	135,842	10,921,152
Sartorius Stedim B	33	12,555
Schneider Electric SE	4,800	302,499
SCOR SE	1,549	54,612
SEB SA	234	24,252
Societe BIC SA	231	34,709
Societe Generale SA	6,723	248,429
Societe Television Francaise	666	8,616
Sodexo SA	849	91,373
SPIE SA	563	11,191
Suez Environnement Co.	3,789	69,363
Technip SA	1,000	55,419
Teleperformance	485	42,599
Thales SA	986	86,162
TOTAL SA	294,939	13,420,150
Unibail-Rodamco SE	846	232,020
Valeo SA	713	110,871
Vallourec SA	752	4,892
Veolia Environnement SA	3,807	91,630
Vicat	22	1,426
Vinci SA	4,769	353,975
Vivendi SA	10,112	211,917
Wendel SA	192	20,879
Zodiac Aerospace	1,983	39,602
		90,116,877
Germany - 6.17%
Adidas AG	75,944	8,867,306
Allianz SE	40,843	6,633,125
Aurubis AG	254	12,621
Axel Springer SE	423	22,769
BASF SE	7,972	599,460
Bayer AG	130,564	15,299,563
Bayer Motoren Werke AG	2,721	249,804
Bayer Motoren Werke AG - Preference	445	35,526
Beiersdorf AG	43,740	3,939,851
Bilfinger SE	226	9,514
Brenntag AG	160,279	9,133,161
Commerzbank AG	1,089,415	9,452,392
Continental AG	915	207,532
Covestro Ag (Acquired 12/18/2015, Cost $29,713) (2)	800	29,885
CTS Eventim AG & Co. KGaA	365	12,943
Daimler AG	84,328	6,453,857
Deutsche Bank AG	11,972	203,251
Deutsche Boerse AG	1,599	136,146
Deutsche Lufthansa AG	1,528	24,661
Deutsche Post AG	8,307	230,552
Deutsche Telekom AG	521,317	9,346,359
Deutsche Wohnen AG	3,044	94,469
Duerr AG	141	11,060
E.ON SE	1,234,142	11,800,850
Evonik Industries AG	420	12,561
Fielmann AG	200	15,174
Fraport AG Frankfurt Airport Services Worldwide	235	14,231
Freenet AG	1,091	32,585
Fresenius Medical Care AG & Co. KGaA	157,254	13,873,910
Fresenius SE & Co. KGaA	3,274	238,651
FUCHS PETROLUB SE	308	11,918
FUCHS PETROLUB SE - Preferred	604	26,914
GEA Group AG	1,569	76,553
Hannover Rueck SE	635	73,801
HeidelbergCement AG	1,278	109,212
Hella KGaA Hueck & Co.	66	2,800
Henkel AG & Co. KGaA	827	81,093
Henkel AG & Co. KGaA - Preference	1,521	167,322
HOCHTIEF AG	155	18,928
HUGO BOSS AG	655	42,820
Infineon Technologies AG	1,002,545	14,214,451
K&S AG	1,800	41,983
Kabel Deutschland Holding AG	77	8,621
KION Group AG	367	21,351
Krones AG	117	14,072
LANXESS AG	745	35,705
LEG Immobilien AG	545	51,282
Linde AG	1,550	225,213
MAN SE	223	24,117
Merck KGaA	1,141	94,913
METRO AG	1,120	34,646
MTU Aero Engines AG	415	39,722
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,449	294,067
OSRAM Licht AG	661	33,979
Porsche Automobil Holding SE	1,330	68,741
ProSiebenSat.1 Media SE	1,905	97,793
Rational AG	29	15,501
Rheinmetall AG	310	24,719
RHOEN-KLINIKUM AG	801	24,917
Rocket Internet SE (Acquired 07/14/2015 & 09/29/2015, Cost $20,515) (1)(2)	698	19,484
RWE AG	392,417	5,048,243
Salzgitter AG	464	13,111
SAP SE	146,762	11,809,729
Sartorius AG	74	18,820
Schaeffler Ag	611	9,821
Siemens AG	7,234	765,075
Software AG	751	29,332
STADA Arzneimittel AG	786	31,123
Suedzucker AG	1,169	20,570
Symrise AG	1,400	93,733
Talanx AG	381	12,984
Telefonica Deutschland Holding AG	3,646	19,710
ThyssenKrupp AG	4,358	90,264
TUI AG	4,371	68,036
United Internet AG	1,050	52,608
Volkswagen AG	260	37,772
Vonovia SE	3,867	138,829
Wacker Chemie AG	146	12,813
Wirecard AG	1,072	40,509
Zalando SE (Acquired 07/15/2015 through 12/17/2015, Cost $5,706,785) (1)(2)	170,880	5,602,357
		136,905,846
Greece - 0.00% (3)
Star Bulk Carriers Corp. (1)	118,068	88,551
Hong Kong - 2.90%
1st Pacific Co.	16,000	11,947
AIA Group Ltd.	104,600	594,549
Bank Of East Asia Ltd.	11,200	41,863
BOC Hong Kong Holdings Ltd.	1,090,500	3,257,580
Brightoil Petroleum Holdings Ltd.	54,000	16,202
Cathay Pacific Airways Ltd.	8,000	13,856
Champion REIT	21,000	10,696
Cheung Kong Infrastructure Holdings Ltd.	6,000	58,675
China Mobile Ltd.	494,000	5,471,035
Chinese Estates Holdings Ltd.	5,000	12,703
CK Hutchison Holdings Ltd.	978,500	12,712,714
CLP Holdings Ltd.	16,500	149,348
Dairy Farm International Holdings Ltd.	3,300	19,922
Esprit Holdings Ltd. (1)	15,800	14,770
Galaxy Entertainment Group Ltd.	4,579,000	17,190,459
Global Brands Group Holding Ltd. (1)	74,000	8,965
Goldin Financial Holdings Ltd. (1)	18,000	18,573
Goldin Properties Holdings Ltd. (1)	2,000	962
Guoco Group Ltd.	3,000	32,101
Haitong International Securities	18,000	10,412
Hang Lung Group Ltd.	6,000	17,224
Hang Lung Properties Ltd.	14,000	26,729
Hang Seng Bank Ltd.	6,600	116,780
Henderson Land Development Co. Ltd.	9,000	55,343
HK Electric Investments & HK Electric Investments Ltd. (Acquired 07/24/2015, Cost $13,939) (2)	20,000	17,616
Hong Kong & China Gas Co. Ltd.	61,000	114,031
Hong Kong Exchanges and Clearing Ltd.	9,600	231,323
Hongkong Land Holdings Ltd.	10,700	64,118
Hopewell Holdings Ltd.	3,500	11,302
Hysan Development Co. Ltd.	6,000	25,570
Jardine Matheson Holdings Ltd.	196,900	11,231,069
Jardine Strategic Holdings Ltd.	1,700	50,747
Johnson Electric Holdings	3,500	10,817
Kingston Financial Group Ltd. (1)	26,000	12,392
Li & Fung Ltd.	36,000	21,328
Link Real Estate Investment Trust	20,500	121,783
Melco Crown Entertainment Ltd. - ADR	1,210	19,977
Melco International Development Ltd.	11,000	15,313
MTR Corp. Ltd.	12,000	59,473
New World Development Co. Ltd.	45,000	42,949
Noble Group Ltd. (1)	30,800	10,037
PCCW Ltd.	46,000	29,795
Power Assets Holdings Ltd.	11,500	117,698
Sino Land Co. Ltd.	20,000	31,769
SJM Holdings Ltd.	14,000	10,016
Sun Hung Kai Properties Ltd.	8,000	97,892
Swire Pacific Ltd. - Class A	1,094,000	11,799,813
Swire Pacific Ltd. - Class B	7,500	14,634
Swire Properties Ltd.	6,000	16,241
Techtronic Industries Co. Ltd.	11,500	45,557
Value Partners Group Ltd	11,000	11,551
VTech Holdings Ltd.	2,000	23,741
WH Group Ltd. (Acquired 07/21/2015 & 07/23/2015, Cost $ 30,792) (2)	43,500	31,460
Wharf Holdings Ltd.	13,000	71,207
Wheelock & Co Ltd.	5,000	22,342
Xinyi Glass Holdings Ltd.	16,000	10,690
		64,257,659
India - 0.77%
HDFC Bank Ltd. - ADR	160,575	9,896,237
Mahindra & Mahindra Ltd. - GDR	403,763	7,238,822
		17,135,059
Indonesia - 0.56%
Bank Mandiri Persero Tbk PT	15,976,000	12,403,978
Ireland - 2.20%
Aercap Holdings NV (1)	716	27,752
Bank Of Ireland (1)	226,729	65,579
CRH Plc	7,130	201,372
DCC Plc	721	63,587
Experian Plc	559,033	9,978,407
Glanbia Plc	1,441	29,393
ICON Plc (1)	147,902	11,107,440
James Hardie Industries Plc	4,087	55,952
Kerry Group Plc	1,294	120,339
Kingspan Group Plc	1,249	33,200
Medtronic Plc	155,510	11,663,250
Paddy Power Plc	594	82,851
Perrigo Co. Plc	86,400	11,053,152
Ryanair Holdings Plc - ADR	45,903	3,939,396
Shire Plc	5,211	297,207
Smurfit Kappa Group Plc	1,911	49,158
		48,768,035
Isle of Man - 0.00% (3)
Playtech Plc	2,147	26,724
Israel - 0.04%
Azrieli Group	323	12,682
Bank Hapoalim BM	8,105	42,072
Bank Leumi Le-Israel BM (1)	12,021	43,169
Bezeq The Israeli telecommunication Corp Ltd.	23,888	53,916
Check Point Software Technologies Ltd. (1)	1,269	110,999
Delek Group Ltd.	43	7,382
Elbit Systems Ltd.	171	16,077
Israel Chemicals Ltd.	1,996	8,668
Mizrahi Tefahot Bank Ltd.	1,386	16,260
Mobileye NV (1)	1,748	65,183
NICE-Systems Ltd.	395	25,672
Taro Pharmaceutical Industries Ltd. (1)	61	8,738
Teva Pharmaceutical Industries Ltd.	8,812	473,944
		884,762
Italy - 0.54%
A2A SpA	13,647	17,720
Assicurazioni Generali SpA	10,909	161,487
Atlantia SpA	3,753	103,985
Autogrill SpA	1,039	8,637
Azimut Holding SpA	787	18,099
Banca Generali SpA	440	12,922
Banca Mediolanum	2,784	22,207
Banca Monte Dei Paschi di Siena SpA (1)	21,068	12,018
Banca Popolare dell'Emilia Romagna SC	5,137	24,414
Buzzi Unicem SpA	831	14,325
Buzzi Unicem SpA - Savings Share	2,718	28,606
Credito Emiliano SpA	1,569	10,715
Davide Campari-Milano SpA	2,855	28,496
De' Longhi	1,266	28,777
Enel Green Power SpA	12,177	26,145
Enel SpA	59,952	265,781
Eni SpA	644,745	9,737,408
EXOR SpA	857	30,663
Ferrari NV (1)	651	27,038
Ferrari NV (1)	500	20,850
FinecoBank Banca Fineco SpA	1,363	11,463
Hera SpA	7,611	22,720
Infrastrutture Wireless Italiane SpA (Acquired 12/18/2015, Cost $10,670) (2)	1,954	9,788
Intesa Sanpaolo SpA	135,021	373,336
Intesa Sanpaolo SpA - Savings Share	8,341	21,649
Luxottica Group SpA	1,431	78,831
Mediaset SpA	4,789	19,742
Mediobanca SpA	6,888	49,536
Moncler SpA	610	10,290
Parmalat SpA	2,843	7,863
Poste Italiane SpA (Acquired 12/18/2015, Cost $30,716) (2)	3,945	29,825
Prada SpA	2,900	9,971
Prysmian SpA	1,805	40,839
Recordati SpA	800	20,011
Saipem SpA (1)	53,038	21,210
Salvatore Ferragamo SpA	557	14,207
Snam SpA	18,423	115,292
Telecom Italia SpA (1)	85,302	91,940
Telecom Italia SpA - Savings Share	47,720	41,763
Terna Rete Elettrica Nazionale SpA	12,409	70,754
Tod's SpA	230	16,377
UniCredit SpA	49,589	178,769
Unione di Banche Italiane SCpA	7,853	29,004
Unipol Gruppo Finanziario SpA	4,527	18,292
UnipolSai SpA	9,559	22,077
		11,925,842
Japan - 19.37%
ABC-Mart, Inc.	400	25,600
Acom Co. Ltd.	6,400	32,225
Advance Residence Investment Corp.	8	20,241
Advantest Corp.	1,400	12,933
Aeon Co. Ltd.	6,300	91,010
Aeon Financial Service Co. Ltd.	600	14,125
Aeon Mall Co. Ltd.	500	7,398
Air Water, Inc.	1,000	14,824
Aisin Seiki Co.	1,400	52,696
Ajinomoto Co, Inc.	4,000	90,188
Alfresa Holdings	1,500	28,788
Alps Electric Co.	1,600	27,919
Amada Holdings Co.	2,400	23,385
ANA Holdings, Inc.	10,000	28,166
Aozora Bank	11,000	38,395
Asahi Glass Co. Ltd.	10,000	54,718
Asahi Group Holdings Ltd.	242,500	7,547,739
Asahi Kasei Corp.	9,000	60,783
Asics Corp.	1,000	17,833
Astellas Pharma, Inc.	17,500	232,566
Bandai Namco Holdings	1,800	39,237
Bank of Kyoto Ltd.	2,000	13,039
Bank of Yokohama Ltd. (4)	11,000	50,824
Benesse Holdings, Inc.	500	14,396
Bridgestone Corp.	6,300	235,134
Brother Industries Ltd.	1,600	18,377
Calbee, Inc.	700	27,774
Canon, Inc.	316,900	9,450,895
Casio Computer Co. Ltd.	2,200	44,369
Central Japan Railway Co.	1,400	247,592
Century Tokyo Leasing Corp.	400	14,814
Chiba Bank Ltd.	6,000	29,884
Chiyoda Corp	2,000	14,665
Chubu Electric Power Co., Inc.	5,100	71,172
Chugai Pharmaceutical Co. Ltd.	1,600	49,509
Chugoku Bank Ltd.	1,900	19,774
Chugoku Electric Power Co., Inc.	3,500	47,221
Citizen Holdings Co. Ltd.	1,900	10,766
Credit Saison Co. Ltd.	900	15,656
CYBERDYNE, Inc.	800	15,278
Dai Nippon Printing Co. Ltd.	4,000	35,496
Daicel Corp.	2,200	29,989
Daihatsu Motor Co. Ltd.	1,100	15,492
Dai-ichi Life Insurance Co. Ltd.	8,400	101,804
Daiichi Sankyo Co. Ltd.	4,900	108,756
Daikin Industries Ltd.	2,400	179,243
Daito Trust Construction Co. Ltd.	82,100	11,644,762
Daiwa House Industry Co. Ltd.	4,400	123,677
Daiwa Securities Group, Inc.	14,000	86,050
DeNA Co. Ltd.	600	10,328
Denso Corp.	124,700	5,005,527
Dentsu, Inc.	1,900	95,316
Disco Corp.	300	25,383
Don Quijote Holdings Co. Ltd.	1,000	34,731
East Japan Railway Co.	153,400	13,232,210
Eisai Co. Ltd.	2,100	126,256
Electric Power Development Co. Ltd.	1,100	34,316
Ezaki Glico Co. Ltd.	300	15,367
FamilyMart Co. Ltd.	500	25,968
FANUC Corp.	1,700	263,277
Fast Retailing Co. Ltd.	500	159,762
Fuji Electric Co. Ltd.	3,000	10,373
Fuji Heavy Industries Ltd.	4,900	173,035
FUJIFILM Holdings Corp.	3,500	138,346
Fujitsu Ltd.	16,000	59,164
Fukuoka Financial Group, Inc.	5,000	16,287
GungHo Online Entertainment, Inc.	1,300	3,657
Gunma Bank Ltd.	2,000	8,261
Hachijuni Bank Ltd.	3,000	12,924
Hakuhodo DY Holdings, Inc.	2,700	30,569
Hamamatsu Photonics KK	1,000	27,559
Hankyu Hanshin Holdings, Inc.	9,000	57,395
Haseko Corp.	2,000	18,621
Hikari Tsushin, Inc.	200	15,220
Hino Motors Ltd.	1,900	20,531
Hirose Electric Co. Ltd.	300	33,063
Hiroshima Bank Ltd.	3,000	10,946
Hisamitsu Pharmaceutical Co., Inc.	500	22,345
Hitachi Capital Corp	500	10,874
Hitachi Chemical Co. Ltd.	700	12,579
Hitachi Construction Machinery Co. Ltd.	800	12,697
Hitachi High-Technologies Corp.	600	16,891
Hitachi Ltd.	39,000	182,787
Hitachi Metals Ltd.	2,000	20,625
Hokuhoku Financial Group, Inc.	11,000	14,454
Hokuriku Electric Power Co.	2,000	28,274
Honda Motor Co. Ltd.	413,400	11,302,810
Hoshizaki Electric Co. Ltd.	700	58,388
Hoya Corp.	3,800	144,440
Hulic Co. Ltd.	2,600	24,791
Ibiden Co. Ltd.	800	9,781
Idemitsu Kosan Co. Ltd.	700	12,490
IHI Corp.	8,000	16,934
Iida Group Holdings Co. Ltd.	800	15,581
Inpex Corp.	7,300	55,282
Isetan Mitsukoshi Holdings Ltd.	3,200	37,359
Isuzu Motors Ltd.	4,500	46,417
ITOCHU Corp.	11,500	141,322
Iyo Bank Ltd.	1,500	9,807
Izumi Co Ltd.	300	12,947
J Front Retailing Co. Ltd.	1,500	19,904
Japan Airport Terminal Co. Ltd.	200	7,098
Japan Display, Inc.	1,000	1,952
Japan Exchange Group, Inc.	589,900	9,024,385
Japan Petroleum Exploration Co. Ltd.	500	11,178
Japan Post Bank Co.	3,200	39,412
Japan Post Holdings Co.	3,900	52,168
Japan Post Insurance Co., Ltd.	500	11,539
Japan Real Estate Investment Corp.	13	75,048
Japan Retail Fund Investment Corp.	22	52,821
Japan Tobacco, Inc.	732,400	30,484,433
JFE Holdings, Inc.	3,600	48,349
JGC Corp.	2,000	29,912
Joyo Bank Ltd.	5,000	17,139
JSR Corp.	1,500	21,569
JTEKT Corp.	1,200	15,572
JX Holdings, Inc.	20,300	78,162
Kajima Corp.	8,000	50,114
Kakaku.com, Inc.	334,900	6,209,452
Kaken Pharmaceutical Co. Ltd.	500	30,224
Kamigumi Co. Ltd.	4,000	37,629
Kaneka Corp.	2,000	17,126
Kansai Electric Power Co., Inc.	6,100	53,972
Kansai Paint Co. Ltd.	2,000	32,103
Kao Corp.	371,700	19,819,770
Kawasaki Heavy Industries Ltd.	12,000	34,620
KDDI Corp.	464,200	12,385,218
Keihan Electric Railway Co. Ltd.	5,000	35,224
Keikyu Corp.	3,000	26,387
Keio Corp.	4,000	35,104
Keisei Electric Railway Co. Ltd.	2,000	28,137
Kewpie Corp.	500	11,317
Keyence Corp.	17,400	9,489,476
Kikkoman Corp.	2,000	65,653
Kintetsu Group Holdings Co. Ltd.	13,000	52,685
Kirin Holdings Co. Ltd.	6,800	95,259
Kobayashi Pharmaceutical Co. Ltd.	200	17,542
Kobe Steel Ltd.	19,000	16,700
Koito Manufacturing Co. Ltd.	900	40,753
Komatsu Ltd.	7,200	122,407
Konami Corp.	1,000	29,554
Konica Minolta, Inc.	3,200	27,141
Kose Corp.	200	19,443
Kubota Corp.	8,000	109,198
Kuraray Co. Ltd.	4,200	51,328
Kurita Water Industries Ltd.	600	13,666
Kyocera Corp.	3,000	132,094
Kyowa Hakko Kirin Co. Ltd.	2,000	31,914
Kyushu Electric Power Co., Inc.	2,800	26,607
Lawson, Inc.	600	50,226
LIXIL Group Corp.	2,000	40,794
M3, Inc.	1,700	42,753
Mabuchi Motor Co. Ltd.	400	18,610
Makita Corp.	1,100	68,183
Marubeni Corp.	12,500	63,243
Marui Group Co. Ltd.	1,600	22,926
Mazda Motor Corp.	3,900	60,535
McDonald's Holdings Co. Japan Ltd.	1,000	23,692
Medipal Holdings Corp.	1,600	25,308
MEIJI Holdings Co. Ltd.	1,000	80,359
Minebea Co Ltd.	2,000	15,593
MISUMI Group, Inc.	2,600	37,172
Mitsubishi Chemical Holdings Corp.	9,800	51,167
Mitsubishi Corp.	655,700	11,095,411
Mitsubishi Electric Corp.	104,000	1,089,704
Mitsubishi Estate Co. Ltd.	10,000	185,600
Mitsubishi Gas Chemical Co., Inc.	2,000	10,741
Mitsubishi Heavy Industries Ltd.	24,000	89,164
Mitsubishi Logistics Corp	1,000	13,118
Mitsubishi Materials Corp.	8,000	22,571
Mitsubishi Motors Corp.	5,600	41,804
Mitsubishi Tanabe Pharma Corp.	2,000	34,751
Mitsubishi UFJ Financial Group, Inc.	111,700	517,574
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,500	10,961
Mitsui & Co. Ltd.	13,300	152,930
Mitsui Chemicals, Inc.	8,000	26,629
Mitsui Fudosan Co. Ltd.	8,000	199,261
Mitsui OSK Lines Ltd.	8,000	16,277
Mixi, Inc.	500	18,544
Mizuho Financial Group, Inc.	204,600	304,912
MS&AD Insurance Group Holdings, Inc.	436,400	12,163,020
Murata Manufacturing Co. Ltd.	1,500	181,000
Nabtesco Corp.	1,200	26,916
Nagoya Railroad Co. Ltd.	7,000	32,686
Nankai Electric Railway Co. Ltd.	4,000	21,703
NEC Corp.	19,000	47,766
Nexon Co. Ltd.	1,600	27,287
NGK Insulators Ltd.	2,000	36,907
NGK Spark Plug Co. Ltd.	1,000	19,149
NH Foods Ltd.	2,000	44,022
NHK Spring Co. Ltd.	1,200	11,475
Nidec Corp.	1,700	116,318
Nikon Corp.	2,800	42,815
Nintendo Co. Ltd.	900	127,933
Nippon Building Fund, Inc.	11	65,119
Nippon Electric Glass Co. Ltd.	2,000	10,229
Nippon Express Co. Ltd.	8,000	36,372
Nippon Paint Holdings Co. Ltd.	900	19,907
Nippon Prologis Real Estate Investment Trust, Inc.	13	29,067
Nippon Shokubai Co. Ltd.	200	10,188
Nippon Steel & Sumitomo Metal Corp.	5,800	111,196
Nippon Telegraph & Telephone Corp.	383,000	16,544,646
Nippon Yusen KK	10,000	19,283
Nissan Chemical Industries Ltd.	1,300	33,427
Nissan Motor Co. Ltd.	19,600	181,207
Nisshin Seifun Group, Inc.	2,000	31,762
Nissin Foods Holdings Co. Ltd.	600	28,182
Nitori Holdings Co. Ltd.	700	64,050
Nitto Denko Corp.	1,400	78,013
NOK Corp.	400	6,824
Nomura Holdings, Inc.	2,318,300	10,354,340
Nomura Real Estate Holdings, Inc.	1,500	27,690
Nomura Research Institute Ltd.	880	29,636
NSK Ltd.	3,200	29,289
NTN Corp.	2,000	6,377
NTT Data Corp.	1,400	70,208
NTT DOCOMO, Inc.	244,400	5,555,559
NTT Urban Development Corp.	1,600	15,659
Obayashi Corp.	5,600	55,197
Obic Co. Ltd.	600	31,718
Odakyu Electric Railway Co. Ltd.	4,000	43,512
Oji Holdings Corp.	7,000	28,115
Olympus Corp.	223,900	8,692,738
Omron Corp.	333,500	9,919,162
Ono Pharmaceutical Co. Ltd.	4,000	169,211
Oracle Corp Japan	800	44,866
Oriental Land Co. Ltd.	1,700	120,359
ORIX Corp.	11,000	156,675
Orix JREIT, Inc.	21	32,552
Osaka Gas Co. Ltd.	14,000	53,740
Otsuka Corp.	400	21,100
Otsuka Holdings Co. Ltd.	3,500	127,126
Panasonic Corp.	1,804,500	16,342,939
Park24 Co. Ltd.	700	19,585
Pigeon Corp.	304,800	7,942,162
Pola Orbis Holdings, Inc.	200	16,566
Rakuten, Inc.	729,800	7,044,732
Recruit Holdings Co. Ltd.	3,000	91,472
Renesas Electronics Corp	1,700	10,922
Resona Holdings, Inc.	16,700	59,544
Ricoh Co. Ltd.	5,100	51,908
Rinnai Corp.	300	26,501
Rohm Co. Ltd.	800	33,645
Ryohin Keikaku Co. Ltd.	200	42,254
Sankyo Co. Ltd.	300	11,171
Sanrio Co. Ltd.	700	13,683
Santen Pharmaceutical Co. Ltd.	2,600	39,079
SBI Holdings, Inc.	1,900	19,262
Secom Co. Ltd.	1,900	140,986
Sega Sammy Holdings, Inc.	1,500	16,343
Seibu Holdings, Inc.	1,100	23,260
Seiko Epson Corp.	2,300	36,991
Sekisui Chemical Co. Ltd.	3,100	38,164
Sekisui House Ltd.	737,600	12,444,476
Seven & i Holdings Co. Ltd.	7,000	298,254
Seven Bank Ltd.	5,200	22,194
Sharp Corp.	7,000	7,978
Shikoku Electric Power Co., Inc.	1,400	18,762
Shimadzu Corp.	2,000	31,377
Shimamura Co. Ltd.	300	37,449
Shimano, Inc.	84,700	13,283,238
Shimizu Corp.	6,000	50,816
Shin-Etsu Chemical Co. Ltd.	3,200	165,274
Shinsei Bank Ltd.	12,000	15,661
Shionogi & Co. Ltd.	2,400	112,803
Shiseido Co. Ltd.	371,000	8,265,141
Shizuoka Bank Ltd.	4,000	28,841
Showa Shell Sekiyu KK	1,500	13,455
SMC Corp.	20,100	4,657,735
SoftBank Group Corp.	8,000	382,640
Sohgo Security Services Co. Ltd.	500	27,072
Sojitz Corp.	10,800	22,173
Sompo Japan Nipponkoa Holdings, Inc.	3,100	87,859
Sony Corp.	10,800	277,680
Sony Financial Holdings, Inc.	1,100	14,065
Stanley Electric Co. Ltd.	1,300	29,381
Sugi Holdings Co. Ltd.	74,200	3,914,743
Sumco Corp.	900	5,651
Sumitomo Chemical Co. Ltd.	12,000	54,317
Sumitomo Corp.	9,900	98,237
Sumitomo Dainippon Pharma Co. Ltd.	1,100	12,654
Sumitomo Electric Industries Ltd.	924,900	11,215,275
Sumitomo Heavy Industries Ltd.	5,000	20,638
Sumitomo Metal Mining Co. Ltd.	5,000	49,470
Sumitomo Mitsui Financial Group, Inc.	497,500	15,102,945
Sumitomo Mitsui Trust Holdings, Inc.	4,932,000	14,438,336
Sumitomo Realty & Development Co. Ltd.	4,000	116,925
Sumitomo Rubber Industries Ltd.	1,400	21,632
Sundrug Co. Ltd.	200	14,949
Suntory Beverage & Food Ltd.	1,400	62,982
Suruga Bank Ltd.	2,200	38,607
Suzuken Co. Ltd.	700	23,759
Suzuki Motor Corp.	2,800	74,868
Sysmex Corp.	125,300	7,833,242
T&D Holdings, Inc.	4,800	44,837
Taiheiyo Cement Corp.	11,000	25,318
Taisei Corp.	9,000	59,433
Taisho Pharmaceutical Holdings Co. Ltd.	400	31,702
Taiyo Nippon Sanso Corp.	2,800	26,605
Takashimaya Co. Ltd.	1,217,000	10,172,659
Takeda Pharmaceutical Co. Ltd.	259,800	11,844,429
TDK Corp.	1,000	55,486
Teijin Ltd.	7,000	24,376
Terumo Corp.	2,700	96,625
THK Co. Ltd.	349,500	6,433,706
Tobu Railway Co. Ltd.	8,000	39,882
Toho Co. Ltd.	1,000	26,286
Toho Gas Co. Ltd.	4,000	28,392
Tohoku Electric Power Co., Inc.	3,300	42,529
Tokio Marine Holdings, Inc.	267,200	9,028,136
Tokyo Electric Power Co., Inc.	13,000	71,417
Tokyo Electron Ltd.	1,500	97,694
Tokyo Gas Co. Ltd.	19,000	88,567
Tokyo Tatemono Co. Ltd.	1,300	16,170
Tokyu Corp.	9,000	75,379
Tokyu Fudosan Holdings Corp.	3,100	21,041
TonenGeneral Sekiyu KK	3,000	27,135
Toppan Printing Co. Ltd.	4,000	33,537
Toray Industries, Inc.	12,000	102,410
Toshiba Corp.	33,000	64,165
Tosoh Corp.	3,000	12,599
TOTO Ltd.	1,000	31,127
Toyo Seikan Group Holdings Ltd.	1,300	24,326
Toyo Suisan Kaisha Ltd.	800	28,717
Toyoda Gosei Co Ltd.	600	11,571
Toyota Boshoku Corp.	800	13,035
Toyota Industries Corp.	1,500	67,365
Toyota Motor Corp.	276,200	14,648,379
Toyota Tsusho Corp.	1,700	38,379
Trend Micro, Inc.	800	29,280
Tsuruha Holdings, Inc.	300	29,506
Unicharm Corp.	306,500	6,671,073
United Urban Investment Corp.	33	53,305
USS Co. Ltd.	2,500	39,893
West Japan Railway Co.	1,300	80,271
Yahoo Japan Corp.	11,000	46,819
Yakult Honsha Co. Ltd.	800	35,394
Yamada Denki Co. Ltd.	6,100	28,835
Yamaguchi Financial Group, Inc.	3,000	27,237
Yamaha Corp.	1,000	30,082
Yamaha Motor Co. Ltd.	682,000	11,335,321
Yamato Holdings Co. Ltd.	3,100	61,805
Yamazaki Baking Co. Ltd.	1,000	21,048
Yaskawa Electric Corp.	1,900	21,912
Yokogawa Electric Corp.	2,000	20,658
Yokohama Rubber Co. Ltd.	700	11,507
		429,785,796
Jersey - 0.00% (3)
Randgold Resources Ltd.	817	74,333
Luxembourg - 0.01%
APERSAM SA	338	12,878
ArcelorMittal	9,300	41,956
B&M European Value Retail SA	4,299	16,377
Eurofins Scientific SE	57	20,869
L'Occitane International SA	4,000	7,162
Millicom International Cellular SA	592	32,293
Regus Plc	5,586	25,354
RTL Group SA	266	22,506
SES SA	2,931	85,746
Tenaris SA	3,654	45,338
Ternium SA - ADR	598	10,752
		321,231
Macau - 0.01%
MGM China Holdings Ltd.	8,000	12,253
Sands China Ltd.	21,600	88,180
Wynn Macau Ltd.	11,200	17,320
		117,753
Mexico - 0.88%
America Movil SAB de CV - ADR	633,090	9,831,888
Wal-Mart de Mexico SAB de CV	4,119,818	9,752,798
		19,584,686
Netherlands - 3.31%
Aalberts Industries NV	902	31,236
Aegon NV	11,728	64,455
Akzo Nobel NV	2,167	147,718
Altice NV - Class A (1)	2,273	40,376
Altice NV - Class B (1)	1,306	23,462
ASM International NV	359	16,054
ASML Holding NV	2,989	300,797
Boskalis Westminster	565	22,144
Core Laboratories NV	98,137	11,031,580
Delta Lloyd NV	1,586	7,352
Euronext NV (Acquired 07/21/2015 through 12/04/2015, Cost $22,978) (2)	496	20,572
Fugro NV (1)	379	7,278
Gemalto NV	657	48,495
GrandVision NV (Acquired 03/29/2016, Cost $12,220) (2)	443	12,616
Heineken Holding NV	894	69,601
Heineken NV	1,766	159,784
ING Groep NV	33,567	401,691
Koninklijke Ahold NV	475,609	10,682,825
Koninklijke DSM NV	1,546	85,001
Koninklijke KPN NV	29,932	125,342
Koninklijke Philips NV	7,937	226,073
Koninklijke Vopak NV	456	22,679
NN Group NV	1,281	41,818
NXP Semiconductors NV (1)	2,525	204,702
OCI NV (1)	590	11,528
PostNL NV (1)	3,190,347	12,976,251
QIAGEN (1)	121,569	2,715,851
QIAGEN NV (1)	133,190	2,961,675
Randstad Holding NV	1,162	64,272
Royal Dutch Shell PLC	364,730	8,806,734
Royal Dutch Shell Plc - Class A	421,377	10,211,529
Royal Dutch Shell Plc - Class B	485,526	11,815,128
SBM Offshore NV (1)	1,161	14,747
TNT Express NV	3,804	34,127
VimpelCom Ltd. - ADR	301	1,282
Wolters Kluwer NV	2,970	118,377
		73,525,152
New Zealand - 0.01%
Auckland International Airport Ltd.	4,338	19,275
Contact Energy Ltd.	3,673	12,693
Fletcher Building Ltd.	5,797	31,600
Fonterra Co-operative Group Ltd.	3,246	13,302
Meridian Energy Ltd.	9,364	16,939
Mighty River Power Ltd.	8,829	17,835
Ryman Healthcare Ltd.	2,638	15,222
Spark New Zealand Ltd.	16,527	41,664
Xero Ltd. (1)	136	1,449
		169,979
Norway - 0.21%
DNB ASA	9,263	109,380
Gjensidige Forsikring ASA	1,495	25,468
Kongsberg Gruppen ASA	1,646	27,014
Marine Harvest ASA	2,175	33,486
Norsk Hydro ASA	984,898	4,046,473
Orkla ASA	8,216	74,312
Schibsted ASA - Class A	652	19,022
Schibsted ASA - Class B	737	20,398
Statoil ASA	9,741	152,138
Telenor ASA	5,057	81,767
TGS Nopec Geophysical Co. ASA	859	13,095
Yara International ASA	1,641	61,603
		4,664,156
Philippines - 0.11%
Puregold Price Club, Inc.	3,216,500	2,542,743
Portugal - 0.31%
Banco BPI SA (1)	10,428	14,864
Banco Comercial Portugues SA (1)	378,074	15,336
EDP - Energias de Portugal SA	20,645	73,299
Galp Energia SGPS SA	2,181	27,387
Jeronimo Martins SGPS SA	403,549	6,596,817
NOS SGPS SA	2,990	19,914
Portucel SA	6,254	22,735
Sonae SGPS SA	6,523	7,851
		6,778,203
Russia - 0.26%
Evraz Plc (1)	20,000	25,789
X5 Retail Group NV - GDR (1)	619	13,098
Yandex NV (1)	375,809	5,757,394
		5,796,281
Singapore - 1.17%
Ascendas Real Estate Investment Trust	13,280	23,553
CapitaLand Commercial Trust Ltd.	24,100	26,304
CapitaLand Ltd.	17,700	40,255
CapitaLand Mall Trust	18,100	28,050
City Developments Ltd.	3,600	21,797
ComfortDelGro Corp. Ltd.	18,600	40,313
DBS Group Holdings Ltd.	15,200	173,158
Frasers Centrepoint Ltd.	9,500	11,479
Genting Singapore Plc	46,800	28,974
Global Logistic Properties Ltd.	35,100	50,062
Golden Agri-Resources Ltd.	90,200	27,441
Great Eastern Holdings Ltd	700	11,680
Hutchison Port Holdings Trust	38,800	19,414
InterOil Corp. (1)	138	4,393
Jardine Cycle & Carriage Ltd.	800	23,755
Keppel Corp. Ltd.	16,100	69,609
Neptune Orient Lines Ltd. (1)	22,500	21,198
Olam International Ltd.	5,500	7,021
Oversea-Chinese Banking Corp. Ltd.	27,300	178,916
SATS Ltd.	4,700	13,769
Sembcorp Industries Ltd.	4,800	10,743
Sembcorp Marine Ltd.	6,600	8,067
SIA Engineering Co. Ltd.	10,200	27,253
Singapore Airlines Ltd.	2,500	21,183
Singapore Exchange Ltd.	4,900	28,874
Singapore Post Ltd.	27,200	32,982
Singapore Press Holdings Ltd.	4,600	13,644
Singapore Technologies Engineering Ltd.	12,100	28,976
Singapore Telecommunications Ltd.	2,730,200	7,728,252
StarHub Ltd.	4,500	11,189
Suntec Real Estate Investment Trust	21,800	27,091
United Industrial Corp. Ltd.	13,000	28,356
United Overseas Bank Ltd.	1,225,500	17,142,291
UOL Group Ltd.	4,000	17,815
Wilmar International Ltd.	10,900	27,181
		25,975,038
South Africa - 0.97%
Clicks Group Ltd.	713,930	4,699,329
Investec Plc	6,362	46,668
Mondi Plc	3,190	61,003
Naspers Ltd.	88,488	12,335,205
Shoprite Holdings Ltd.	366,435	4,301,195
		21,443,400
South Korea - 1.26%
Samsung Electronic Co. Ltd.	8,278	9,499,891
Samsung Fire & Marine Insurance Co. Ltd.	38,061	9,829,883
SK Hynix, Inc.	349,308	8,599,147
		27,928,921
Spain - 2.06%
Abengoa SA	2,005	595
Abertis Infraestructuras SA	5,534	90,865
Acciona SA	202	15,610
Acerinox SA	1,520	17,560
ACS Actividades Co.	2,081	61,890
Aena SA (Acquired 07/14/2015 through 09/04/2015, Cost $70,417) (1)(2)	640	82,521
Almirall SA	377	6,324
Amadeus IT Holding SA	3,766	161,049
Atresmedia Corp.	940	10,278
Banco Bilbao Vizcaya Argentaria SA	55,322	365,307
Banco de Sabadell SA	46,846	84,129
Banco Popular Espanol SA	15,934	41,354
Banco Santander	935,228	4,107,420
Bankia SA	49,191	46,308
Bankinter SA	5,518	38,879
CaixaBank SA	22,643	66,742
Cellnex Telecom SAU (Acquired 07/21/2015 through 12/04/2015, Cost $26,067) (2)	1,495	23,835
Corp. Financiera Alba SA	217	8,378
Distribuidora Internacional de Alimentacion SA	1,145,771	5,936,863
Ebro Foods SA	735	16,019
EDP Renovaveis SA	5,423	41,338
Endesa SA	3,060	58,640
Ferrovial SA	4,101	88,012
Gamesa Corp Tecnologica SA	2,079	40,913
Gas Natural SDG SA	2,573	51,946
Grifols SA	2,636	58,565
Grupo Catalana Occidente SA	486	13,776
Iberdrola SA	1,540,851	10,257,403
Industria de Diseno Textil SA	423,148	14,183,787
Mapfre SA	8,564	18,431
Mediaset Espana Comunicacion SA	1,906	21,877
Obrascon Huarte Lain SA	1,743	11,099
Prosegur Cia de Seguridad SA	2,360	13,275
Repsol SA	8,970	100,858
Sacyr SA	5,158	9,910
Tecnicas Reunidas SA	507	14,222
Telefonica SA	846,614	9,462,303
Zardoya Otis SA	1,705	19,790
		45,648,071
Sweden - 2.68%
Alfa Laval AB	2,526	41,257
Assa Abloy AB	9,158	180,298
Atlas Copco AB - Class A	374,657	9,402,898
Atlas Copco AB - Class B	3,345	78,719
Autoliv, Inc.	774	91,704
BillerudKorsnas AB	1,090	17,794
Boliden AB	2,740	43,708
Electrolux AB	2,511	65,938
Elekta AB	2,002	14,943
Fastighets AB Balder (1)	776	19,652
Getinge AB	1,784	41,040
Hennes & Mauritz AB	7,985	265,774
Hexagon AB	2,086	81,073
Hexpol AB	1,535	17,031
Holmen AB	417	13,640
Hufvudstaden AB	1,824	28,849
Husqvarna AB - Class A	2,876	21,104
Husqvarna AB - Class B	3,316	24,215
ICA Gruppen AB	372	12,295
Investment AB Kinnevik	449,158	12,722,926
Investment AB Latour	646	26,736
Investor AB	187,390	6,624,085
L E Lundbergforetagen AB	300	16,390
Lundin Petroleum AB (1)	1,514	25,592
Meda AB	2,517	46,778
Modern Times Group MTG AB	104,364	3,122,628
NCC AB - Class A	63	2,304
NCC AB - Class B	605	22,020
Nibe Industrier AB	613	21,008
Nordea Bank AB	27,684	265,542
Ratos AB	235	1,505
Saab AB	600	20,558
Sandvik AB	8,564	88,449
Securitas AB	2,835	46,881
Skandinaviska Enskilda Banken AB	11,186	106,672
Skanska AB	3,144	71,718
SKF AB	3,617	65,202
SSAB AB - Class A (1)	2,792	10,040
SSAB AB - Class B (1)	361	1,082
Svenska Cellulosa AB SCA	5,133	160,102
Svenska Handelsbanken AB	870,131	11,038,586
Swedbank AB	9,589	205,938
Swedish Match AB	124,931	4,234,922
Swedish Orphan Biovitrum AB (1)	477	6,678
Tele2 AB	3,709	34,329
Telefonaktiebolaget LM Ericsson - Class A	1,255	12,250
Telefonaktiebolaget LM Ericsson - Class B	24,353	243,839
TeliaSonera AB	1,839,562	9,531,835
Trelleborg AB	2,758	54,460
Volvo AB - Class A	1,664	18,290
Volvo AB - Class B	13,954	152,834
		59,464,111
Switzerland - 9.01%
ABB Ltd.	1,174,806	22,886,764
Actelion Ltd.	926	138,196
Adecco SA	1,028	66,873
Allreal Holding AG	105	15,200
Alpiq Holding AG	338	23,036
Aryzta AG	608	25,126
Baloise Holding AG	426	54,073
Banque Catonale Vaudoise	15	10,452
Barry Callebaut AG	9	9,758
Basellandschaftliche Kantonalbank	2	1,903
Berner Ktbk	44	8,832
Bucher Industries AG	53	12,868
Chocoladefabriken Lindt & Spruengli AG - PC	7	43,372
Chocoladefabriken Lindt & Spruengli AG - REG	1	74,800
Chubb Ltd	122,125	14,551,194
Cie Financiere Richemont SA	77,467	5,116,732
Clariant AG	2,076	37,553
Coca-Cola HBC AG	1,638	34,736
Credit Suisse Group AG	16,990	239,932
DKSH Holding AG	352	24,076
Dufry AG (1)	284	34,879
EMS-Chemie Holding AG	86	44,533
Flughafen Zuerich AG	36	32,206
Galenica AG	35	52,524
GAM Holding AG	1,529	22,093
Geberit AG	356	133,017
Georg Fischer AG	29	23,419
Givaudan SA	82	160,704
Glencore Plc	97,051	218,215
Graubuendner Kantonalbank	9	16,698
Helvetia Holding AG	48	27,428
Julius Baer Group Ltd.	1,894	81,171
Kuehne & Nagel International AG	484	68,784
LafargeHolcim Ltd.	3,357	157,644
Lonza Group AG	424	71,674
Luzerner Kantonalbank AG	16	6,593
Nestle SA	600,138	44,782,759
Novartis AG	333,318	24,116,202
Novartis AG - Sponsored ADR	112,880	8,177,027
OC Oerlikon Corp. AG	1,593	16,429
Panalpina Welttransport Holding AG	109	12,174
Partners Group Holding AG	129	51,826
PSP Swiss Property AG	262	25,193
Roche Holding AG - BR	217	54,464
Roche Holding AG- Genusschein	93,336	22,917,747
Schindler Holding AG	38,312	7,058,146
Schindler Holding AG	61	11,170
SFS Group AG	473	35,172
SGS SA	4,787	10,108,108
Sika AG	18	71,255
Sonova Holding AG	519	66,237
St Galler Kantonalbank AG	13	5,520
STMicroelectronics NV	5,598	31,118
Straumann Holding AG	39	13,424
Sulzer AG	44,186	4,381,584
Sunrise Communications Group AG (Acquired 07/21/2015 through 03/29/2016), Cost $23,717) (2)	319	21,897
Swatch Group AG - Bearer	27,748	9,573,303
Swatch Group AG - Registered	492	33,106
Swiss Life Holding AG	309	81,999
Swiss Prime Site	550	48,458
Swiss Re AG	2,971	274,341
Swisscom AG	220	119,407
Syngenta AG	30,944	12,832,378
TE Connectivity Ltd	3,248	201,116
Transocean Ltd.	2,224	19,776
UBS Group AG	31,723	510,297
Wolseley Plc	2,259	127,518
Zurich Insurance Group AG	41,878	9,711,986
		200,018,195
Taiwan - 2.26%
Delta Electronics, Inc. - GDR	114,583	2,523,298
Hon Hai Precision Industry Co. Ltd. - GDR	1,315,448	7,030,254
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,551,641	40,652,994
		50,206,546
Thailand - 0.79%
Bangkok Bank Plc	2,705,400	13,829,877
Thai Beverage Plc	6,968,800	3,694,506
		17,524,383
United Kingdom - 15.35%
3I Group Plc	9,339	61,065
AA Plc	4,082	15,493
Aberdeen Asset Management Plc	6,997	27,775
Admiral Group Plc	1,799	51,111
Aggreko Plc	2,078	32,090
Amec Foster Wheeler Plc	3,886	25,074
Anglo American Plc	12,370	97,528
ARM Holdings Plc - ADR	223,340	9,757,725
ARM Holdings Plc	768,093	11,184,394
Ashmore Group Plc	3,529	14,544
Ashtead Group Plc	4,652	57,605
ASOS Plc (1)	217,074	10,117,694
Associated British Foods Plc	3,156	151,417
AstraZeneca Plc	216,153	12,068,178
Auto Trader Group (Acquired 07/14/2015 through 02/24/2016, Cost $6,923,574) (2)	1,353,612	7,573,534
Aviva Plc	35,115	229,281
Babcock International Group Plc	4,323	58,868
BAE Systems Plc	27,637	201,591
Balfour Beatty Plc (1)	3,548	12,980
Barclays Plc	145,355	312,018
Barratt Developments Plc	8,611	69,129
Bellway Plc	999	37,578
Berkeley Group Holdings Plc	1,205	55,561
Booker Group Plc	13,269	32,798
BP Plc	4,098,034	20,503,890
British American Tobacco Plc	16,180	946,138
British Land Co. Plc	8,154	81,849
Britvic Plc	1,504	15,328
BT Group Plc	72,635	458,627
BTG Plc (1)	3,730	33,247
Bunzl Plc	2,728	79,130
Burberry Group Plc	297,197	5,810,138
Capita Plc	445,363	6,649,070
Capital & Counties Properties Plc	4,904	23,200
Centrica Plc	43,856	143,271
Close Brothers Group Plc	1,342	24,275
CNH Industrial NV	8,751	59,412
Cobham Plc	9,427	29,356
Compass Group Plc	592,220	10,439,850
Croda International Plc	1,043	45,415
CYBG PLC (1)	8,829	26,440
Daily Mail & General Trust Plc	1,888	18,837
Derwent London Plc	1,193	53,911
Diageo Plc	390,026	10,516,650
Dialog Semiconductor Plc (1)	811	32,009
Direct Line Insurance Group Plc	12,519	66,403
Dixons Carphone Plc	8,125	49,655
Drax Group Plc	3,946	15,401
DS Smith Plc	6,986	40,870
Dunelm Group PLC	820	10,758
easyJet Plc	2,297	49,994
Essentra Plc	1,631	19,364
Fiat Chrysler Automobiles NV	6,514	52,567
G4S Plc	10,126	27,631
Genel Energy Plc (1)	221	276
GKN Plc	13,428	55,596
GlaxoSmithKline Plc	631,196	12,777,422
Great Portland Estates Plc	2,142	22,362
Greene King Plc	2,752	34,402
Halma Plc	3,284	42,925
Hammerson Plc	6,597	54,727
Hargreaves Lansdown Plc	632,451	12,179,809
Hays Plc	8,970	15,571
Henderson Group Plc	13,034	48,214
Howden Joinery Group Plc	4,858	33,344
HSBC Holdings Plc	170,230	1,058,651
ICAP Plc	3,300	22,445
IG Group Holdings Plc	3,234	37,096
Imagination Technologies Group Plc (1)	1,005,105	2,726,631
IMI Plc	2,474	33,792
Imperial Tobacco Group Plc	8,308	459,990
Inchcape Plc	3,607	37,411
Indivior Plc	3,271	7,650
Informa Plc	7,042	70,079
Inmarsat Plc	3,858	54,421
InterContinental Hotels Group Plc	2,050	84,350
Intermediate Capital Group Plc	3,941	34,978
International Consolidated Airlines Group SA	7,532	59,728
Intertek Group Plc	136,412	6,193,733
Intu Properties Plc	8,266	37,064
ITV Plc	2,803,861	9,688,772
J Sainsbury Plc	10,481	41,533
Jardine Lloyd Thompson Group Plc	959	11,605
John Wood Group Plc	440,280	3,877,193
Johnson Matthey PLC	226,922	8,920,385
Jupiter Fund Management Plc	818,397	4,800,752
Just Eat Plc (1)	5,220	28,260
Kingfisher Plc	1,206,729	6,508,584
Land Securities Group Plc	6,862	108,197
Legal & General Group Plc	51,579	173,793
Liberty Global Plc (1)	250	9,470
Liberty Global Plc - Class A (1)	283,749	10,924,337
Liberty Global Plc - Series C (1)	5,046	189,528
Liberty Global Plc LiLAC - Class A (1)	186	6,521
Lloyds Banking Group Plc	10,120,795	9,857,607
London Stock Exchange Group Plc	2,320	93,717
Man Group Plc	12,011	26,252
Manchester United Plc	847	12,231
Markit Ltd. (1)	934	33,017
Marks & Spencer Group Plc	14,326	83,482
Meggitt Plc	7,821	45,593
Melrose Industries PLC	889	4,545
Merlin Entertainments Plc (Acquired 07/20/2015 through 03/29/2016, Cost $39,997) (2)	5,987	39,804
Micro Focus International Plc	1,770	39,853
Millennium & Copthorne Hotels Plc	3,693	22,086
National Grid Plc	723,134	10,231,852
Next Plc	1,327	102,765
Ocado Group Plc (1)	5,217	21,701
Old Mutual Plc	42,106	116,302
Pearson Plc	7,252	90,886
Pennon Group Plc	3,349	38,948
Persimmon Plc	2,661	79,514
Petrofac Ltd.	2,276	30,037
Provident Financial Plc	1,276	54,231
Prudential Plc	22,315	415,247
Reckitt Benckiser Group Plc	149,764	14,445,687
RELX NV	8,090	141,046
RELX Plc	9,813	182,041
Rentokil Initial Plc	15,166	38,459
Rexam Plc	6,254	56,849
Rightmove Plc	168,816	10,194,182
Rio Tinto Ltd.	3,456	112,532
Rio Tinto Plc	10,607	297,320
Rolls-Royce Holdings Plc (1)	16,066	157,018
Rotork Plc	5,760	15,101
Royal Bank of Scotland Group Plc (1)	3,193,998	10,184,691
Royal Mail Plc	5,427	37,422
RSA Insurance Group Plc	8,331	56,775
SABMiller Plc	105,025	6,414,681
Saga Plc	3,919	11,156
Sage Group Plc	10,012	90,272
Schroders Plc	1,046	40,213
Schroders Plc - Non Voting	667	19,321
Segro Plc	7,305	42,969
Serco Group Plc (1)	7,265	10,689
Severn Trent Plc	2,439	75,977
Shaftesbury Plc	2,548	33,240
Sky Plc	8,820	129,606
Smith & Nephew Plc	7,597	124,991
Smiths Group Plc	3,710	57,209
Spectris Plc	789	20,825
Spirax-Sarco Engineering Plc	505	26,364
Sports Direct International Plc (1)	2,036	11,044
SSE Plc	8,314	177,921
St James's Place Plc	4,895	64,361
Stagecoach Group Plc	3,449	12,463
Standard Chartered Plc	23,400	158,254
Standard Life Plc	17,034	86,863
Subsea 7 SA (1)	2,000	15,087
TalkTalk Telecom Group Plc	2,981	10,157
Tate & Lyle Plc	3,007	24,922
Taylor Wimpey Plc	28,222	76,915
Tesco Plc (1)	10,303,825	28,299,217
Thomas Cook Group Plc (1)	9,717	12,940
Travis Perkins Plc	2,212	57,945
Tullow Oil Plc (1)	6,706	18,861
UBM Plc	3,071	26,460
Unilever NV	13,655	613,913
Unilever Plc	527,036	23,765,425
Unilever Plc - Sponsored ADR	294,350	13,298,733
United Utilities Group Plc	6,572	86,994
Vodafone Group Plc	4,112,017	13,066,541
Weir Group Plc	349,625	5,555,173
Whitbread Plc	1,605	91,109
William Hill Plc	8,868	41,490
Willis Towers Watson PLC	1,146	135,984
WM Morrison Supermarkets Plc	20,319	57,866
Worldpay Group Plc (Acquired 12/18/2015, Cost $39,349) (1)(2)	8,804	34,686
WPP Plc	11,309	263,222
		340,560,166
United States - 2.47%
Amdocs Ltd.	199,677	12,064,484
Cable & Wireless Communications Plc	25,148	27,742
Carnival Plc	262,455	14,097,424
Flextronics International Ltd. (1)	5,863	70,708
Horizon Pharma Plc (1)	1,398	23,165
Mettler-Toledo International, Inc. (1)	25,074	8,644,512
Samsonite International SA	12,000	40,195
Schlumberger Ltd.	146,910	10,834,612
Seagate Technology Plc	2,250	77,513
Sensata Technologies Holding NV (1)	229,976	8,932,268
		54,812,623
Total Common Stocks (Cost $2,276,385,369)		$2,124,333,797

PREFERRED STOCKS - 0.01%
Germany - 0.01%
Volkswagen AG	1,529	$194,072
Japan - 0.00% (3)
Shinkin Central Bank	4	7,935
Spain - 0.00% (3)
Grifols SA	2,470	38,248
Total Preferred Stocks (Cost $341,544)		$240,255

RIGHTS - 0.00% (3)
Luxembourg- 0.00% (3)
ArcelorMittal, 2.20%	9,300	$13,149
Netherlands - 0.00% (3)
Delta Lloyd NV, 2.85%	1,586	2,203
Total Rights (Cost $23,072)		$15,352

SHORT-TERM INVESTMENTS - 3.87%
Money Market Funds - 3.87%
Goldman Sachs Financial Square Government Fund - Class I, 0.25%	42,961,519	$42,961,519
JPMorgan U.S. Government Money Market Fund - Class I, 0.23%	42,961,520	42,961,520
Total Short-Term Investments (Cost $85,923,039)		$85,923,039

TOTAL INVESTMENTS IN SECURITIES - 99.62%
(Cost $2,362,673,024)		$2,210,512,443
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.38%		8,394,456
TOTAL NET ASSETS - 100.00%		$2,218,906,899

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
(1)	Non-income producing security.
(2)	Includes restricted securities as defined in rule 144A under the Securities Act of 1933. The value of these securities totals $13,578,105 which represents 0.61% of total net assets.
(3)	Amount calculated is less than 0.005%.
(4)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees.  This security represents $50,824 or 0.00% of the Fund's net assets and is classified as a Level 3 security.

COMMON STOCKS
Consumer Discretionary	15.98%
Consumer Staples	15.44%
Energy	4.94%
Financials	14.28%
Healthcare	11.60%
Industrials	10.87%
Information Technology	13.02%
Materials	3.22%
Telecommunication Services	4.57%
Utilities	1.82%
Total Common Stocks	95.74%
PREFERRED STOCKS
Consumer Discretionary	0.01%
Total Preferred Stocks	0.01%
SHORT-TERM INVESTMENTS	3.87%
TOTAL INVESTMENTS	99.62%
Other Assets in Excess of Liabilities	0.38%
TOTAL NET ASSETS	100.00%

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Bridge Builder Mutual Funds
Notes to Schedule of Investments
March 31, 2016 (Unaudited)

1. ORGANIZATION
The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2016, the Trust consists of nine series, of which the following eight active series are presented in this filing (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund	To provide total return (capital appreciation plus income)
(“Core Bond Fund”)
Bridge Builder Core Plus Bond Fund ("Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Muni Bond Fund”)	To provide current income exempt from Federal tax, with a secondary goal of preservation of investment principal.
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund ("Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

a) Use of estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

3. SECURITIES AND OTHER INVESTMENTS
a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, this risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments. Exchange traded futures are marked to market daily based on the price movement of the contract, this change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin is moved daily between the Fund and its counterparty. A change in the market value of an open futures contracts is recorded as unrealized gain or loss until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Credit Default Swap Contracts – Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to the counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

c) Loan Participation, Assignments, and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter- positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily. When investing in loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

d) Restricted Securities – The Funds may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at March 31, 2016 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Core Bond Fund’s sub-advisers have determined $19,820,078 of the Fund’s March 31, 2016 restricted securities to be illiquid and $1,418,006,218 to be liquid pursuant to the Fund’s illiquid and restricted securities guidelines. The Core Plus Bond Fund’s sub-advisers have determined all of the Fund’s March 31, 2016 restricted securities to be liquid pursuant to the Fund’s illiquid and restricted securities guidelines. The Muni Bond Fund’s sub-advisers have determined $951,619 of the Fund’s March 31, 2016 restricted securities to be illiquid and $12,288,970 to be liquid pursuant to the Fund’s illiquid and restricted securities guidelines.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Funds’ Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee (“VC”) whose function is to monitor the valuation of portfolio securities and derivatives instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The VC is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•
Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•
Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•
Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are classified as Level 2.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies will be converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of March 31, 2016, the Large Cap Value Fund and International Equity Fund had securities with market values of $43,563,735 and $1,743,533,686, that represent 1.95% and 78.58% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Credit default swaps are marked to market daily based on quotations provided by an independent pricing service.

Core Bond Fund
	Level 1	Level 2	Level 3	Total

Asset-Backed Obligations	$-	$827,125,784	$163,330,141	$990,455,925
Corporate Bonds
Basic Materials	-	130,441,837	-	130,441,837
Communications	-	265,776,140	-	265,776,140
Consumer Cyclical	-	157,414,303		157,414,303
Consumer Non-cyclical	-	372,696,990	-	372,696,990
Diversified	-	8,454,749	-	8,454,749
Energy	-	345,897,053	-	345,897,053
Financials	-	1,376,227,585	6,385,127	1,382,612,712
Industrials	-	122,957,023	-	122,957,023
Technology	-	113,841,846	-	113,841,846
Utilities	-	211,746,372	-	211,746,372
Government Related	-	2,119,800,095	5,689,945	2,125,490,040
Mortgage-Backed Obligations	-	3,541,627,094	79,729,821	3,621,356,915
Short-Term Investments
Money Market Funds	680,794,010	-	-	680,794,010
U.S. Treasury Bills	-	499,753	-	499,753
Total Investments in Securities	$680,794,010	$9,594,506,624	$255,135,034	$10,530,435,668

Other Financial Instruments (1)
Futures Contracts	$1,419,970	$-	$-	$1,419,970
Total Investments in Other Financial Instruments	$1,419,970	$-	$-	$1,419,970

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total

Asset-Backed Obligations	$-	$161,535,890	$12,733,366	$174,269,256
Bank Loans	-	9,908,839	-	9,908,839
Corporate Bonds
Basic Materials	-	21,391,603	-	21,391,603
Communications	-	74,734,460	-	74,734,460
Consumer Cyclical	-	96,230,944	-	96,230,944
Consumer Non-cyclical	-	104,849,391	758,800	105,608,191
Diversified	-	53,000	1,320,387	1,373,387
Energy	-	72,332,215	-	72,332,215
Financials	-	306,978,174	-	306,978,174
Industrials	-	43,509,418	842,231	44,351,649
Technology	-	27,864,977	1,002,094	28,867,071
Utilities	-	32,777,972	-	32,777,972
Government Related	-	500,320,365	-	500,320,365
Mortgage-Backed Obligations	-	653,503,727	31,083,322	684,587,049
Preferred Stocks	4,693,988	2,825,338	-	7,519,326
Short-Term Investments
Money Market Funds	138,076,302	-	-	138,076,302
U.S. Treasury Bills	-	549,990	-	549,990
Total Investments in Securities	$142,770,290	$2,109,366,303	$47,740,200	$2,299,876,793

Other Financial Instruments (1)
Futures Contracts	$147,904	$-	$-	$147,904
Forward Contracts	(111,060)	-	-	(111,060)
Swaps		1,738		1,738
Total Investments in Other Financial Instruments	$36,844	$1,738	$-	$38,582

Muni Bond Fund
	Level 1	Level 2	Level 3	Total

Municipal Bonds
Education	$-	$99,527,238	$-	$99,527,238
General Obligation	-	395,939,455	3,161,270	399,100,725
General Revenue	-	302,904,449	14,900,355	317,804,804
Healthcare	-	148,779,297	20,994,452	169,773,749
Housing	-	46,282,539		46,282,539
Transportation	-	148,783,990		148,783,990
Utilities	-	112,723,404	3,266,567	115,989,971
Short-Term Investments	13,839,990	-	-	13,839,990
Total Investments in Securities	$13,839,990	$1,254,940,372	$42,322,644	$1,311,103,006

Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$476,022,577	$-	$-	$476,022,577
Consumer Staples	217,423,511	-	-	217,423,511
Energy	77,472,094	-	-	77,472,094
Financials	193,882,400	-	-	193,882,400
Healthcare	387,979,740	-	-	387,979,740
Industrials	189,984,132	-	-	189,984,132
Information Technology	823,769,281	-	-	823,769,281
Materials	73,225,274	-	-	73,225,274
Telecommunication Services	23,104,336	-	-	23,104,336
Utilities	129,014	-	-	129,014
Short-Term Investments	95,573,585	-	-	95,573,585
Total Investments in Securities	$2,558,565,944	$-	$-	$2,558,565,944

Other Financial Instruments (1)
Futures Contracts	$86,603	$-	$-	$86,603
Total Investments in Other Financial Instruments	$86,603	$-	$-	$86,603

Large Cap Value Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$235,023,483	$14,023,182	$-	$249,046,665
Consumer Staples	169,687,541	-	-	169,687,541
Energy	174,367,745	-	-	174,367,745
Financials	454,744,717	-	-	454,744,717
Healthcare	239,656,827	-	-	239,656,827
Industrials	327,926,435	-	-	327,926,435
Information Technology	246,819,661	29,540,553	-	276,360,214
Materials	154,794,210	-	-	154,794,210
Telecommunication Services	27,182,679	-	-	27,182,679
Utilities	15,147,144	-	-	15,147,144
Short-Term Investments	134,805,069	-	-	134,805,069
Total Investments in Securities	$2,180,155,511	$43,563,735	$-	$2,223,719,246

Other Financial Instruments (1)
Futures Contracts	$38,993	$-	$-	$38,993
Total Investments in Other Financial Instruments	$38,993	$-	$-	$38,993

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$218,948,183	$-	$-	$218,948,183
Consumer Staples	90,119,851	-	-	90,119,851
Energy	37,893,911	-	-	37,893,911
Financials	173,633,215	-	-	173,633,215
Healthcare	248,721,807	-	-	248,721,807
Industrials	219,371,326	-	-	219,371,326
Information Technology	299,224,921	-	-	299,224,921
Materials	42,368,717	-	-	42,368,717
Telecommunication Services	12,991,658	-	-	12,991,658
Utilities	2,568,802	-	-	2,568,802
Rights
Consumer Discretionary	-	1,285	-	1,285
Healthcare			57,056	57,056
Short-Term Investments	67,625,953	-	-	67,625,953
Total Investments in Securities	$1,413,468,344	$1,285	$57,056	$1,413,526,685

Other Financial Instruments (1)
Futures Contracts	$37,525	$-	$-	$37,525
Total Investments in Other Financial Instruments	$37,525	$-	$-	$37,525

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$93,431,428	$-	$-	$93,431,428
Consumer Staples	24,515,412	-	-	24,515,412
Energy	27,124,642	-	-	27,124,642
Financials	229,909,465	-	400	229,909,865
Healthcare	70,845,736	-	-	70,845,736
Industrials	107,126,109	-	-	107,126,109
Information Technology	122,381,888	-	-	122,381,888
Materials	57,866,044	-	-	57,866,044
Telecommunication Services	4,596,228	-	-	4,596,228
Utilities	35,718,968	-	-	35,718,968
Short-Term Investments	34,353,782	-	-	34,353,782
Total Investments in Securities	$807,869,702	$-	$400	$807,870,102

Other Financial Instruments (1)
Futures Contracts	$3,935	$-	$-	$3,935
Total Investments in Other Financial Instruments	$3,935	$-	$-	$3,935

International Equity Fund
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$53,949,228	$300,397,789	$-	$354,347,017
Consumer Staples	39,827,137	302,752,038	-	342,579,175
Energy	30,104,607	79,504,806	-	109,609,413
Financials	31,842,552	284,919,603	50,824	316,812,979
Healthcare	67,453,274	189,961,352	-	257,414,626
Industrials	25,744,420	215,508,292	-	241,252,712
Information Technology	120,552,844	168,391,839	-	288,944,683
Materials	1,682,310	69,807,457	-	71,489,767
Telecommunication Services	9,833,170	91,660,259	-	101,493,429
Utilities	-	40,389,996	-	40,389,996
Rights
Financials	2,203	-	-	2,203
Materials	-	13,149	-	13,149
Preferred Stocks
Consumer Discretionary	-	194,072	-	194,072
Consumer Staples	-	38,248	-	38,248
Financials	-	7,935	-	7,935
Short-Term Investments	85,923,039	-	-	85,923,039
Total Investments in Securities	$466,914,784	$1,743,546,835	$50,824	$2,210,512,443

(1) Derivative instruments, including futures and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/depreciation of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps are reported at value.

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price. Transfers from Level 3 to Level 2 are generally the result of increased market activity, resulting in an increase in the number of observable inputs used to determine price.

The Core Bond, Core Plus Bond, Muni Bond, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds have been deemed quantitatively insignificant.

The following tables include both the transfers between levels and a rollforward of the balances of investments classified as Level 3 for each Fund which held Level 3 securities deemed to be quantitatively significant in the aggregate.

Below are the transfers between levels during the reporting period from July 1, 2015 to March 31, 2016.

Core Bond Fund

Transfers into Level 1	$-
Transfers out of Level 1 *	-
Net transfers out of Level 1	$-

Transfers into Level 2 *	$88,995,886
Transfers out of Level 2 *	(37,914,683)
Net transfers into Level 2	$51,081,203

Transfers into Level 3 *	$37,914,683
Transfers out of Level 3	(88,995,886)
Net transfers out of Level 3	$(51,081,203)

*Securities transferred from Level 1 and Level 2 to Level 3 because of the lack of observable market data.

Below is a roll forward which details the activity of securities in Level 3 during the period ended March 31, 2016:

	Core Bond Fund	Core Plus Bond Fund	Muni Bond Fund
Beginning Balance - June 30, 2015	$312,609,326	$-	$-
Purchases	86,322,714	49,647,542	41,908,507
Sales proceeds and paydowns	(87,480,867)	(2,143,263)	(30,000)
Transfers into Level 3	37,914,683	-	-
Transfer out of Level 3	(88,995,886)	-	-
Realized gains/(losses), net	534,419	75,880	(1,031)
Change in unrealized gains/(losses), net	(5,769,355)	160,041	445,168
Ending Balance - March 31, 2016	$255,135,034	$47,740,200	$42,322,644

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

The following table presents information about unobservable inputs related to the Funds’ categories of Level 3 investments as of March 31, 2016:

Core Bond Fund

Investment Type	Fair Value at 3/31/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$133,413,278	Discounted Cash Flow	Internal Rate of Return	0.00%-7.80%	3.66%
			Life expectancy (in months)	0 - 372	17.95
Asset-Backed Obligations	$29,916,863	Indicative market quotations	Broker quote	$2.75-$101.191	$97.98
Corporate Bonds	$6,385,127	Market activity	Recent transaction	$99.83	$99.83
Government Related	$5,689,945	Indicative market quotations	Broker quote	$99.249	$99.249
Mortgage-Backed Obligations	$76,278,537	Discounted Cash Flow	Internal Rate of Return	0.00%-66.92%	4.21%
			Life expectancy (in months)	0 - 256	48.81
Mortgage-Backed Obligations	$451,284	Indicative market quotations	Broker quote	$1.90625-$12.78125	$10.05
Mortgage-Backed Obligations	$3,000,000	Fair Value	Recent transaction	$100.00	$100.00

Core Plus Bond Fund

Investment Type	Fair Value at 3/31/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$12,733,366	Discounted Cash Flow	Internal Rate of Return	0.00%-7.464%	4.49%
			Life expectancy (in months)	0 - 273.6	101.64
Corporate Bonds	$3,923,512	Discounted Cash Flow	Internal Rate of Return	0.00%-8.768%	3.45%
			Conversion Ratio	10.62-69.54	41.36
Mortgage-Backed Obligations	$31,083,322	Discounted Cash Flow	Internal Rate of Return	0.00%-7.851%	4.29%
			Life expectancy (in months)	0 -112.56	41.01

Municipal Bond Fund

Investment Type	Fair Value at 3/31/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Municipal Bonds	$42,322,644	Internal Yield Curves	Internal Rate of Return	0.79%-6.698%	3.33%

5. DERIVATIVE INSTRUMENTS
The Funds’ average monthly notional amount of derivatives during the period ended March 31, 2016 were as follows:

	Average Monthly Notional Amount of:
	Purchased Futures	Sold Futures	Purchased Swaps	Sold Swaps	Forward Contracts
Core Bond Fund	$377,719,310	$(121,833,482)	$-	$-	$-
Core Plus Bond Fund	40,751,040	(45,744,627)	2,001,667	1,222,222	12,085,441
Muni Bond Fund	-	-	-	-	-
Large Cap Growth Fund	1,649,528	-	-	-	-
Large Cap Value Fund	1,598,086	-	-	-	-
Small/Mid Cap Growth Fund	1,966,384	-	-	-	-
Small/Mid Cap Value Fund	437,523	-	-	-	-
International Fund	-	-	-	-	-

6. FEDERAL TAX INFORMATION
The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows:1

	Core Bond Fund	Core Plus Bond Fund	Muni Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund

Cost of Investments	$10,290,960,257	$2,278,664,638	$1,285,499,443	$2,543,700,895	$2,277,397,844	$1,479,042,774	$837,013,569	$2,362,673,024

Gross unrealized appreciation	291,148,518	36,508,154	26,870,020	175,669,657	102,343,215	66,913,687	39,559,647	136,320,502
Gross unrealized depreciation	(51,673,107)	(15,295,999)	(1,266,457)	(160,804,608)	(156,021,813)	(132,429,776)	(68,703,114)	(288,481,083)
Net unrealized appreciation	$239,475,411	$21,212,155	$25,603,563	$14,865,049	$(53,678,598)	$(65,516,089)	$(29,143,467)	$(152,160,581)

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Tax information for the Funds will be available in the shareholder report for the year ending June 30, 2016.

7. RISKS
Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and Statements of Additional Information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk - Certain Funds invest in fixed income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a five-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates.

b) Liquidity Risk - Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Credit Risk - There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

d) Counterparty Risk - When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

e) Market Risk - Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

f) Equity Risk - Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

g) Multi-Manager and Multi-Style Management Risk - Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

h) Foreign Securities Risk - The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

i) Currency Risk - While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

j) Geographic Focus Risk - To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Bridge Builder Trust

    By (Signature and Title)  /s/ Joseph Neuberger
                                                            Joseph Neuberger, President

Date                          May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph Neuberger
                                             Joseph Neuberger, President

Date                          May 24, 2016

By (Signature and Title)*  /s/ Jason Hadler
                                              Jason Hadler, Treasurer/Principal Financial Officer

Date                          May 24, 2016

* Print the name and title of each signing officer under his or her signature.